Portfolio of Investments September 30, 2024
Stock

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note
4 .125% 11/15/32 $ 206
TOTAL U.S. TREASURY SECURITIES 206
TOTAL GOVERNMENT BONDS
(Cost $209) 206
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.8%
13,843 AB Dynamics plc 362
57,198 Actron Technology Corp 315
34,790 (a) Adient plc 785
5,300 Aisan Industry Co Ltd 52
752,433 Aisin Seiki Co Ltd 8,361
123,200 Anhui Jianghuai Automobile Group Corp Ltd 435
245,601 Apollo Tyres Ltd 1,606
59,940 ARB Corp Ltd 1,962
59,946 Asahi India Glass Ltd 565
310,939 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 501
1,092,638 Atmus Filtration Technologies, Inc 41,007
2,208 (b) Autoneum Holding AG. 313
258,000 (a) BAIC BluePark New Energy Technology Co Ltd 293
916,500 (c) BAIC Motor Corp Ltd 262
58,078 Bajaj Auto Ltd 8,550
65,960 Balkrishna Industries Ltd 2,400
11,995 Banco Products India Ltd 97
719,139 Bayerische Motoren Werke AG. 63,598
2,017 Bayerische Motoren Werke AG. (Preference) 167
22,680 Bethel Automotive Safety Systems Co Ltd 157
221,954 Bharat Forge Ltd 4,010
2,328,196 BorgWarner, Inc 84,490
4,767 Bosch Fren Sistemleri Sanayi ve Ticaret AS. 98
6,360 Bosch Ltd 2,860
753,085 (b) Brembo NV 8,249
482,333 Bridgestone Corp 18,627
2,348,000 Brilliance China Automotive Holdings Ltd 900
1,866,434 BYD Co Ltd 80,536
885,862 BYD Co Ltd (H shares) 31,606
16,678 Ceat Ltd 628
5,039 Changzhou Xingyu Automotive Lighting Systems Co Ltd 105
1,542,885 Cheng Shin Rubber Industry Co Ltd 2,519
206,000 China Motor Corp 480
91,208 Chongqing Changan Automobile Co Ltd 191
103,508 CIE Automotive India Ltd 688
31,486 CIE Automotive S.A. 906
1,048,609 Cie Generale des Etablissements Michelin S.C.A 42,587
46,877 Cie Plastic Omnium SA 470
619,975 (a) Cofide S.p.A. 395
504,783 Continental AG. 32,712
49,138 Cub Elecparts, Inc 155
784,457 Daimler AG. (Registered) 50,832
1,033,608 Dana Inc 10,915
1,597,600 Denso Corp 24,014
70,000 Depo Auto Parts Ind Co Ltd 584
2,906 DN Automotive Corp 227
240,011 (c) Dometic Group AB 1,429
23,823,420 Dowlais Group plc 18,641
302,712 Dr ING hc F Porsche AG. 24,191
948,700 DRB-Hicom Bhd 257

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
2,122 Dynamatic Technologies Ltd $ 202
10,100 Eagle Industry Co Ltd 145
1,054 EGE Endustri VE Ticaret AS. 333
115,245 Eicher Motors Ltd 6,912
26,260 (c) Endurance Technologies Ltd 752
24,582 Exedy Corp 550
339,086 Exide Industries Ltd 2,031
117,546 Faurecia 1,209
91,600 FCC Co Ltd 1,534
89,616 Ferrari NV 41,994
1,911,747 Ford Motor Co 20,188
53,659 Ford Otomotiv Sanayi AS 1,440
50,200 Fras-Le S.A. 187
509,645 Fuji Heavy Industries Ltd 9,016
93,563 Fuyao Glass Industry Group Co Ltd - A 776
547,362 (c) Fuyao Glass Industry Group Co Ltd - H 3,679
42,567 Gabriel India Ltd 262
5,265,302 Geely Automobile Holdings Ltd 8,077
2,262,753 General Motors Co 101,462
132,745 (c) Gestamp Automocion S.A. 409
36,000 Global PMX Co Ltd 148
1,466,530 (a) Goodyear Tire & Rubber Co 12,979
2,058,246 Great Wall Motor Co Ltd 3,780
121,759 Great Wall Motor Co Ltd 520
136,200 G-Tekt Corp 1,505
397,200 Guangzhou Automobile Group Co Ltd 495
3,861,042 (b) Guangzhou Automobile Group Co Ltd - H 1,503
63,397 Hankook Tire & Technology Co Ltd 1,998
20,592 Hankook Tire Worldwide Co Ltd 269
109,018 Hanon Systems 355
82,956 Harley-Davidson, Inc 3,196
103,308 Hero Honda Motors Ltd 7,044
26,967 HL Mando Co Ltd 759
148,810 (a) Holley, Inc 439
3,796,443 Honda Motor Co Ltd 40,532
140,000 Hota Industrial Manufacturing Co Ltd 253
57,400 Hu Lane Associate, Inc 330
172,315 Huayu Automotive Systems Co Ltd 437
586,000 (b) Huazhong In-Vehicle Holdings Co Ltd 30
23,176 Huizhou Desay Sv Automotive Co Ltd 390
50,464 Hyundai Mobis 8,358
114,869 Hyundai Motor Co 21,394
32,079 Hyundai Motor Co Ltd (2nd Preference) 4,313
220,465 Hyundai Motor Co Ltd (Preference) 28,678
13,070 Hyundai Wia Corp 515
10,776 (a) Iljin Hysolus Co ltd 177
508,100 Isuzu Motors Ltd 6,928
19,420 JBM Auto Ltd 417
67,689 JK Tyre & Industries Ltd 347
236,342 Johnson Electric Holdings Ltd 347
167,200 JTEKT Corp 1,204
14,596 Kayaba Industry Co Ltd 493
501,904 Kenda Rubber Industrial Co Ltd 492
202,375 Kia Motors Corp 15,410
3,454 Knaus Tabbert AG. 118
141,800 Koito Manufacturing Co Ltd 1,973
34,840 Kordsa Teknik Tekstil AS. 79
96,921 (a) Kumho Tire Co, Inc 335
3,616,332 (a) Li Auto, Inc 46,502
32,520 Linamar Corp 1,517
608,479 (a),(b) Lucid Group, Inc 2,148
232,451 (b) Magna International, Inc 9,536

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
11,951 Maharashtra Scooters Ltd $ 1,674
2,945,038 Mahindra & Mahindra Ltd 108,697
28,500 Mahle Metal Leve S.A. 158
82,380 Martinrea International, Inc 697
112,365 Maruti Suzuki India Ltd 17,742
482,186 (b) Mazda Motor Corp 3,684
81,462 Minda Corp Ltd 584
528,000 Minth Group Ltd 1,072
506,100 (b) Mitsubishi Motors Corp 1,377
335,173 (a),(b) Mobileye Global, Inc 4,592
1,506,024 Motherson Sumi Wiring India Ltd 1,278
1,977 MRF Ltd 3,267
34,038 Musashi Seimitsu Industry Co Ltd 470
25,834 Myoung Shin Industrial Co Ltd 257
293,000 (a) Nan Kang Rubber Tire Co Ltd 456
2,271,598 (a),(b),(c) Nemak SAB de C.V. 232
18,798 Nexen Tire Corp 103
590,000 (b) Nexteer Automotive Group Ltd 250
120,100 (b) NGK Spark Plug Co Ltd 3,384
150,115 NHK Spring Co Ltd 1,921
59,612 Nifco, Inc 1,526
28,611 Ningbo Joyson Electronic Corp 70
72,178 Ningbo Tuopu Group Co Ltd 468
878,380 (a),(b) NIO, Inc 5,919
35,053 Nippon Seiki Co Ltd 286
1,987,500 (b) Nissan Motor Co Ltd 5,646
42,010 Nissan Shatai Co Ltd 306
64,188 NOK Corp 1,013
94,590 (b) Nokian Renkaat Oyj 933
31,600 Pacific Industrial Co Ltd 305
90,200 Phinia, Inc 4,152
133,362 (b) Piaggio & C S.p.A. 391
19,094 Piolax, Inc 313
232,374 (c) Pirelli & C S.p.A 1,411
570,001 Porsche AG. 26,116
43,747 (a) Pricol Ltd 250
1,339,100 PT Selamat Sempurna Tbk 180
56,076 PWR Holdings Ltd 350
3,957 Renault S.A. 172
564,152 (a),(b) Rivian Automotive, Inc 6,330
36,708 SAF-Holland SE 684
520,123 SAIC Motor Corp Ltd 1,078
181,500 Sailun Group Co Ltd 413
2,304,932 Samvardhana Motherson International Ltd 5,807
24,460 (c) Sansera Engineering Ltd 487
428,000 Sanyang Motor Co Ltd 985
94,359 Schaeffler AG. 488
4,049 Sebang Global Battery Co Ltd 261
33,593 (b) Seiren Co Ltd 637
75,100 (a) Seres Group Co Ltd 958
35,805 Shandong Linglong Tyre Co Ltd 102
6,943 Sharda Motor Industries Ltd 201
37,400 (b) Shoei Co Ltd 584
7,485 Shriram Pistons & Rings Ltd 194
12,221 SL Corp 332
5,914 SNT Motiv Co Ltd 212
331,398 (c) Sona Blw Precision Forgings Ltd 2,937
6,661,900 Sri Trang Agro-Industry PCL 5,152
37,999 (a) Ssangyong Motor Co 154
97,600 Stanley Electric Co Ltd 1,829
702,121 Stellantis NV 9,723
112,103 (a) Stoneridge, Inc 1,254

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
604,000 Sumitomo Electric Industries Ltd $ 9,808
134,600 Sumitomo Rubber Industries, Inc 1,481
62,969 Sundaram Finance Holdings Ltd 266
4,258 Sundaram-Clayton Ltd 728
89,899 Sundram Fasteners Ltd 1,472
38,861 Sungwoo Hitech Co Ltd 199
67,753 Suprajit Engineering Ltd 419
1,330,500 (b) Suzuki Motor Corp 14,981
4,663,669 Tata Motors Ltd 54,170
2,325,746 (a) Tesla, Inc 608,485
34,864 Thor Industries, Inc 3,831
227,287 (c) TI Fluid Systems plc 500
548,000 (b) Tianneng Power International Ltd 555
102,671 Tofas Turk Otomobil Fabrik 646
40,147 Tokai Rika Co Ltd 554
19,517 Tokai Rubber Industries, Inc 200
296,000 Tong Yang Industry Co Ltd 990
26,068 Topre Corp 329
91,725 Toyo Tire & Rubber Co Ltd 1,347
287,200 Toyoda Gosei Co Ltd 4,964
243,195 Toyota Boshoku Corp 3,197
18,903,370 (a) Toyota Motor Corp 339,769
6,648 Trigano S.A. 855
70,400 TS Tech Co Ltd 865
90,657 Tube Investments of India Ltd 4,693
202,342 TVS Motor Co Ltd 6,856
96,000 TYC Brother Industrial Co Ltd 191
141,104 UNO Minda Ltd 1,853
164,843 Valeo 1,995
44,391 (a),(c) Varroc Engineering Ltd 311
84,670 (a) Visteon Corp 8,064
84,176 Volkswagen AG. (Preference) 8,941
721,974 (a),(b) Volvo Car AB 1,988
34,500 Weifu High-Technology Co Ltd 56
1,025,100 (a),(b) XPeng, Inc 6,326
1,119,031 (c) Yadea Group Holdings Ltd 1,975
711,100 Yamaha Motor Co Ltd 6,404
91,000 Yokohama Rubber Co Ltd 2,045
480,480 Yulon Motor Co Ltd 910
4,144 ZF Commercial Vehicle Control Systems India Ltd 786
453,100 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,910
137,000 Zhejiang Wanfeng Auto Wheel Co Ltd 295
TOTAL AUTOMOBILES & COMPONENTS 2,354,205
BANKS - 6.7%
5,040 1st Source Corp 302
42,003 77 Bank Ltd 1,154
474,875 (c) ABN AMRO Bank NV 8,582
342,685 Absa Group Ltd 3,480
1,181,981 Abu Dhabi Commercial Bank PJSC 2,709
602,769 Abu Dhabi Islamic Bank PJSC 2,087
689,234 (a) AFFIN Holdings Bhd 465
47,815,383 Agricultural Bank of China Ltd 22,309
2,184,662 Agricultural Bank of China Ltd (Class A) 1,488
14,368,580 AIB Group plc 82,308
31,600 Aichi Financial Group, Inc 524
1,085,917 (a) Ajman Bank PJSC 523
13,142,391 Akbank TAS 23,673
872,391 Al Ahli Bank of Kuwait KSCP 779
5,800,073 Al Rajhi Bank 135,161
4,111,169 Alinma Bank 31,285
69,671 Alior Bank S.A. 1,675
700,800 Alliance Financial Group BHD 757

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
863,148 Alpha Services and Holdings S.A. $ 1,499
315,270 (a),(d) Amagerbanken AS 0 ^
149,550 Amalgamated Financial Corp 4,691
380,570 Ameris Bancorp 23,744
838,934 AMMB Holdings BHD 1,018
89,700 (b) Aozora Bank Ltd 1,676
362,153 Arab National Bank 1,846
138,945 (c) AU Small Finance Bank Ltd 1,225
4,515,800 Australia & New Zealand Banking Group Ltd 94,904
21,444 Awa Bank Ltd 368
5,312,282 Axis Bank Ltd 78,101
302,360 (a) Axos Financial, Inc 19,012
725,756 Banca Monte dei Paschi di Siena S.p.A 4,194
676,198 Banca Popolare di Sondrio SPA 5,186
68,914 Banco ABC Brasil S.A. 276
13,880,090 Banco Bilbao Vizcaya Argentaria S.A. 149,936
1,227,288 Banco BPM S.p.A. 8,292
635,756 Banco Bradesco S.A. 1,528
4,744,530 Banco Bradesco S.A. (Preference) 12,803
6,439,563 Banco Comercial Portugues S.A. 2,906
18,352,151 Banco de Chile 2,344
28,807 Banco de Credito e Inversiones 897
111,773 Banco de Sabadell S.A. 237
1,634,271 (c) Banco del Bajio S.A. 3,820
695,402 Banco do Brasil S.A. 3,470
156,600 Banco do Estado do Rio Grande do Sul 333
54,048 Banco Itau Chile S.A. 628
211,900 Banco Pan S.A. 391
26,770,189 Banco Santander Chile S.A. 1,393
30,207,115 Banco Santander S.A. 154,777
106,901 BanColombia S.A. 921
201,940 BanColombia S.A. (Preference) 1,593
235,593 (a) Bancorp, Inc 12,604
553,456 (c) Bandhan Bank Ltd 1,314
5,584,900 (a) Bank Aladin Syariah Tbk PT 312
248,301 Bank AlBilad 2,614
186,042 (a) Bank Al-Jazira 853
1,959,600 Bank BTPN Syariah Tbk PT 157
48,968,670 Bank Central Asia Tbk PT 33,395
104,714 Bank Hapoalim Ltd 1,050
561,100 Bank Islam Malaysia Bhd 368
3,105,800 (a) Bank Jago Tbk PT 627
131,756 Bank Leumi Le-Israel 1,290
460,828 (a) Bank Millennium S.A. 1,018
6,116,506 Bank Negara Indonesia Persero Tbk PT 2,160
8,153,385 Bank of America Corp 323,526
440,811 Bank of Baroda 1,303
509,862 Bank of Beijing Co Ltd 423
205,300 Bank of Changsha Co Ltd 243
90,620 Bank of Chengdu Co Ltd 202
981,644 Bank of China Ltd - A 696
34,081,912 Bank of China Ltd - H 15,916
1,096,812 Bank of Communications Co Ltd - A 1,149
4,071,319 Bank of Communications Co Ltd - H 3,097
899,200 Bank of East Asia Ltd 1,157
26,051 Bank of Georgia Group plc 1,280
112,795 Bank of Hangzhou Co Ltd 225
382,898 Bank of Ireland Group plc 4,276
477,518 Bank of Jiangsu Co Ltd 568
599,939 Bank of Kaohsiung Co Ltd 227
940,646 Bank of Montreal 84,880
5,100 Bank of Nagoya Ltd 223

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
214,914 Bank of Nanjing Co Ltd $ 334
156,174 Bank of Ningbo Co Ltd 566
1,129,030 (b) Bank of Nova Scotia 61,517
797,173 Bank of NT Butterfield & Son Ltd 29,400
508,423 (b) Bank of Queensland Ltd 2,169
283,299 Bank of Shanghai Co Ltd 317
123,600 Bank of Suzhou Co Ltd 142
786,908 Bank of the Philippine Islands 1,906
119,540 Bank OZK 5,139
73,975 Bank Pekao S.A. 2,824
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 174
493,065,468 Bank Rakyat Indonesia 161,263
4,944,462 Bank Tabungan Negara Persero Tbk PT 474
16,692 Bank Zachodni WBK S.A. 1,972
524,133 Bankinter S.A. 4,627
133,520 BankUnited, Inc 4,865
358,324 Banner Corp 21,342
28,667 Banque Cantonale Vaudoise 2,961
227,452 Banque Saudi Fransi 1,957
23,745,728 Barclays plc 71,346
313,440 (c) BAWAG Group AG. 24,284
9,162,349 BDO Unibank, Inc 25,945
442,551 Bendigo Bank Ltd 3,551
125,625 Berkshire Hills Bancorp, Inc 3,383
215,950 BNK Financial Group, Inc 1,489
593,206 BNP Paribas S.A. 40,707
3,383,625 BOC Hong Kong Holdings Ltd 10,720
586,005 Boubyan Bank KSCP 1,095
772,969 BPER Banca 4,355
5,836 (a) BRE Bank S.A. 936
2,865,099 Bumiputra-Commerce Holdings BHD 5,607
597,125 Burgan Bank SAK 372
40,200 Business First Bancshares, Inc 1,032
247,755 Byline Bancorp, Inc 6,632
9,082,606 CaixaBank S.A. 54,204
863,157 (b) Canadian Imperial Bank of Commerce 52,946
77,985 (b) Canadian Western Bank 3,104
1,656,444 Canara Bank 2,203
537,292 (b) Capitec Bank Holdings Ltd 94,678
885,220 (b) Capitol Federal Financial, Inc 5,170
41,470 (a) Carter Bankshares, Inc 721
33,218 Cathay General Bancorp 1,427
89,991 Central Pacific Financial Corp 2,656
2,064,836 Chang Hwa Commercial Bank 1,167
1,773,100 Chiba Bank Ltd 14,412
27,137,490 China Citic Bank 17,228
233,607 China Construction Bank Corp - A 263
81,258,546 China Construction Bank Corp - H 60,594
1,339,504 China Everbright Bank Co Ltd - A 683
2,124,845 China Everbright Bank Co Ltd - H 719
6,446,481 China Merchants Bank Co Ltd 31,239
12,705,110 China Merchants Bank Co Ltd (Class A) 67,134
795,848 China Minsheng Banking Corp Ltd - A 454
3,195,491 (b) China Minsheng Banking Corp Ltd - H 1,295
351,237 China Zheshang Bank Co Ltd 147
31,693,388 Chinatrust Financial Holding Co 34,500
743,100 Chongqing Rural Commercial Bank Co Ltd 573
116,600 Chugin Financial Group, Inc 1,172
4,148,058 Citigroup, Inc 259,668
278,078 City Union Bank Ltd 544
219,874 Close Brothers Group plc 1,210
20,160 CNB Financial Corp 485

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
505,600 CNPC Capital Co Ltd $ 525
16,220 (a) Coastal Financial Corp 876
40,731 (a) Collector Bank AB 166
142,938 Columbia Banking System, Inc 3,732
33,826 Comerica, Inc 2,026
1,264,591 Commercial Bank PSQC 1,527
953,227 Commercial International Bank 1,668
3,223,771 Commerzbank AG. 59,461
2,202,248 Commonwealth Bank of Australia 205,416
214,975 Community Bank System, Inc 12,484
40,710 Community Trust Bancorp, Inc 2,022
2,676,900 Concordia Financial Group Ltd 14,942
27,288 Credicorp Ltd 4,938
21,827 Credit Agricole S.A. 334
57,281 Credito Emiliano S.p.A. 649
181,410 (a) CrossFirst Bankshares, Inc 3,028
109,410 (a) Customers Bancorp, Inc 5,082
5,646,074 (a),(d) Cyprus Popular Bank PCL 63
299,627 Dah Sing Banking Group Ltd 267
135,508 Dah Sing Financial Holdings Ltd 431
57,172 Daishi Hokuetsu Financial Group, Inc 943
1,653,496 Danske Bank AS 49,735
1,821,804 DBS Group Holdings Ltd 53,951
80,886 DCB Bank Ltd 119
108,709 DGB Financial Group, Inc 671
18,390 DNB Bank ASA 377
1,870,201 Doha Bank QPSC 879
1,193,887 Dubai Islamic Bank PJSC 2,048
1,387,023 Dukhan Bank 1,470
5,805,464 E.Sun Financial Holding Co Ltd 5,135
313,080 Eagle Bancorp, Inc 7,069
121,307 East West Bancorp, Inc 10,037
776,672 Emirates NBD Bank PJSC 4,292
20,260 Enterprise Financial Services Corp 1,039
23,210 (a),(b) Equitable Group, Inc 1,789
439,174 (c) Equitas Small Finance Bank Ltd 404
875,674 Erste Bank der Oesterreichischen Sparkassen AG. 47,986
5,600 Esquire Financial Holdings, Inc 365
1,107,899 Eurobank Ergasias Services and Holdings S.A. 2,538
1,774,020 Far Eastern International Bank 779
60,680 FB Financial Corp 2,848
1,358,568 Federal Bank Ltd 3,187
13,451 FIBI Holdings Ltd 592
4,654,740 Fifth Third Bancorp 199,409
709,716 FinecoBank Banca Fineco S.p.A 12,180
1,777,399 First Abu Dhabi Bank PJSC 6,645
54,442 First Citizens Bancshares, Inc (Class A) 100,225
591,721 First Financial Bankshares, Inc 21,900
82,820 First Financial Corp 3,632
4,447,941 First Financial Holding Co Ltd 3,849
211,240 First Hawaiian, Inc 4,890
736,181 First Horizon National Corp 11,433
42,525 First International Bank Of Israel Ltd 1,762
760,542 First Interstate BancSystem, Inc 23,333
180,500 FNB Corp 2,547
141,000 Fukuoka Financial Group, Inc 3,651
6,003,485 Grupo Financiero Banorte S.A. de C.V. 42,534
750,877 (a),(b) Grupo Financiero Inbursa S.A. 1,701
1,205,431 Grupo Security S.A. 341
861,301 Gulf Bank KSCP 856
277,800 Gunma Bank Ltd 1,716
279,000 Hachijuni Bank Ltd 1,648

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
441,127 Haci Omer Sabanci Holding AS $ 1,256
119,479 Hana Financial Group, Inc 5,361
102,140 Hancock Whitney Corp 5,226
694,535 Hang Seng Bank Ltd 8,642
25,020 Hanmi Financial Corp 465
8,638,910 HDFC Bank Ltd 177,913
776,766 HDFC Bank Ltd (ADR) 48,594
204,302 Hirogin Holdings, Inc 1,591
14,700 Hokkoku Financial Holdings, Inc 440
85,160 (b) Hokuhoku Financial Group, Inc 937
643,272 Home Bancshares, Inc 17,426
8,010 HomeTrust Bancshares, Inc 273
206,012 Hong Leong Bank BHD 1,079
7,553,952 HSBC Holdings plc 67,767
3,481,985 Hua Nan Financial Holdings Co Ltd 2,825
247,686 Huaxia Bank Co Ltd 261
147,374 Hyakugo Bank Ltd 565
4,544,767 ICICI Bank Ltd 68,969
1,370,128 (a) IDFC First Bank Ltd 1,216
26,700 Independent Bank Corp 890
14,320 (a) India Shelter Finance Corp Ltd 129
114,756 IndusInd Bank Ltd 1,981
1,658,839 Industrial & Commercial Bank of China Ltd - A 1,452
56,447,914 Industrial & Commercial Bank of China Ltd - H 33,263
514,105 Industrial Bank Co Ltd 1,401
105,172 Industrial Bank of Korea 1,122
24,235,161 ING Groep NV 439,699
187,821 (b) Inter & Co, Inc 1,251
24,009 Intercorp Financial Services, Inc 627
55,700 International Bancshares Corp 3,330
5,157,266 Intesa Sanpaolo S.p.A. 22,077
2,124,823 Investimentos Itau S.A. - PR 4,318
106,006 Israel Discount Bank Ltd 594
18,328,402 Itau Unibanco Holding S.A. 121,490
186,354 Iyogin Holdings, Inc 1,784
312,641 Jammu & Kashmir Bank Ltd 400
1,250,600 Japan Post Bank Co Ltd 11,740
81,668 JB Financial Group Co Ltd 952
4,504,162 JPMorgan Chase & Co 949,748
506,854 (a) Judo Capital Holdings Ltd 575
22,140 Juroku Financial Group, Inc 614
37,490 Jyske Bank 2,918
64,699 KakaoBank Corp 1,043
96,536 Karnataka Bank Ltd 273
332,749 Karur Vysya Bank Ltd 850
239,000 Kasikornbank PCL (Foreign) 1,114
1,107,084 KB Financial Group, Inc 68,310
28,705 KBC Ancora 1,552
533,710 KBC Groep NV 42,461
44,100 Kearny Financial Corp 303
65,248 Keiyo Bank Ltd 321
181,000 Kiatnakin Phatra Bank PCL 286
572,000 King's Town Bank Co Ltd 1,010
43,819 Kiyo Bank Ltd 514
28,989 Komercni Banka AS 1,022
446,700 Kotak Mahindra Bank Ltd 9,874
3,115,396 Krung Thai Bank PCL 1,994
4,161,060 Kuwait Finance House KSCP 9,769
796,221 Kuwait International Bank KSCP 468
1,653,792 Kuwait Projects Co Holding KSCP 527
186,200 Kyoto Financial Group, Inc 2,888
251,900 Kyushu Financial Group, Inc 1,235

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
34,846 (b) Laurentian Bank of Canada $ 702
288,191 Live Oak Bancshares, Inc 13,652
43,723,939 Lloyds TSB Group plc 34,380
698,146 M&T Bank Corp 124,354
2,218,330 Malayan Banking BHD 5,639
1,784,600 Malaysia Building Society Bhd 331
2,327,109 Masraf Al Rayan QSC 1,580
775,800 Mebuki Financial Group, Inc 3,140
1,464,536 Mediobanca S.p.A. 25,024
10,070,653 Mega Financial Holding Co Ltd 12,502
6,770 Mercantile Bank Corp 296
734,914 Metropolitan Bank & Trust 1,033
5,690 (a) Metropolitan Bank Holding Corp 299
20,650 Mid Penn Bancorp, Inc 616
32,410 Midland States Bancorp, Inc 725
25,170,182 Mitsubishi UFJ Financial Group, Inc 258,462
12,892 Mizrahi Tefahot Bank Ltd 504
2,207,657 Mizuho Financial Group, Inc 45,634
78,914 (c) Moneta Money Bank AS 387
19,768 Musashino Bank Ltd 370
21,849 Nanto Bank Ltd 462
2,837,226 National Australia Bank Ltd 73,457
225,055 National Bank Holdings Corp 9,475
311,523 (b) National Bank of Canada 29,424
1,195,307 National Bank of Greece S.A. 10,218
3,289,765 National Bank of Kuwait SAKP 9,520
29,636,326 NatWest Group plc 137,197
194,282 (b) Nedbank Group Ltd 3,356
91,464 Nishi-Nippon Financial Holdings, Inc 1,051
142,928 Nordea Bank AB publ 1,686
11,305,930 Nordea Bank AB publ 133,469
212,597 North Pacific Bank Ltd 578
34,960 Northeast Bank 2,696
18,210 Northrim BanCorp, Inc 1,297
8,286,211 (a) NU Holdings Ltd 113,107
1,135,000 O-Bank Co Ltd 360
464,824 (b) OFG Bancorp 20,880
23,107 Ogaki Kyoritsu Bank Ltd 295
11,900 Okinawa Financial Group, Inc 190
42,304 Optima bank S.A. 610
74,110 Origin Bancorp, Inc 2,383
83,996 OTP Bank Rt 4,393
5,310,625 Oversea-Chinese Banking Corp 62,166
172,560 Pacific Premier Bancorp, Inc 4,342
205,770 Pathward Financial, Inc 13,583
466,584 Ping An Bank Co Ltd 804
421,958 Piraeus Financial Holdings S.A. 1,796
347,326 PNC Financial Services Group, Inc 64,203
24,330 Popular, Inc 2,440
725,837 Postal Savings Bank of China Co Ltd - A 541
3,498,972 (c) Postal Savings Bank of China Co Ltd - H 2,068
355,710 Powszechna Kasa Oszczednosci Bank Polski S.A. 5,183
193,967 Preferred Bank 15,566
54,384 Premier Financial Corp 1,277
29,250 Primis Financial Corp 356
79,592 Prosperity Bancshares, Inc 5,736
15,287,770 PT Bank Mandiri Persero Tbk 7,032
5,909,480 Public Bank Bhd 6,532
937,442 Punjab National Bank 1,198
374,340 Qatar International Islamic Bank QSC 1,130
727,542 Qatar Islamic Bank SAQ 4,271
1,876,094 Qatar National Bank QPSC 8,745

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
57,262 QCR Holdings, Inc $ 4,239
103,599 Raiffeisen International Bank Holding AG. 2,064
71,600 (a) Rakuten Bank Ltd 1,631
340,977 (c) RBL Bank Ltd 832
195,600 (b) Regional SAB de C.V. 1,136
120,510 Renasant Corp 3,917
3,415,000 Resona Holdings, Inc 23,929
530,274 RHB Capital BHD 795
20,479 Ringkjoebing Landbobank A.S. 3,226
593,248 Riyad Bank 3,948
1,306,039 Royal Bank of Canada 163,007
115,164 San-In Godo Bank Ltd 990
406,526 Saudi Awwal Bank 3,763
191,501 Saudi Investment Bank 667
2,475,220 Saudi National Bank 22,716
43,900 SBI Sumishin Net Bank Ltd 828
706,361 SCB X PCL 2,393
10,821 Seacoast Banking Corp of Florida 288
122,200 (b) Senshu Ikeda Holdings, Inc 279
513,200 (b) Seven Bank Ltd 1,030
1,436,331 Shanghai Commercial & Savings Bank Ltd 1,748
690,034 Shanghai Pudong Development Bank Co Ltd 985
477,700 Shanghai Rural Commercial Bank Co Ltd 506
1,062,496 Sharjah Islamic Bank 668
121,400 Shiga Bank Ltd 2,765
882,593 Shinhan Financial Group Co Ltd 37,433
397,300 Shizuoka Financial Group, Inc 3,465
4,304,874 SinoPac Financial Holdings Co Ltd 3,298
3,628,484 Skandinaviska Enskilda Banken AB (Class A) 55,546
1,410,265 Societe Generale 35,143
855,824 South Indian Bank Ltd 250
21,500 South Plains Financial, Inc 729
4,260 Southern Missouri Bancorp, Inc 241
246,043 SouthState Corp 23,910
59,593 Spar Nord Bank A.S. 1,137
29,425 Sparebank Oestlandet 405
147,336 SpareBank SR-Bank ASA 1,900
99,806 Sparebanken Midt-Norge 1,451
73,586 Sparebanken Nord-Norge 755
1,359,172 Standard Bank Group Ltd 19,034
1,965,886 Standard Chartered plc 20,850
737,828 State Bank of India 6,927
7,864,509 Sumitomo Mitsui Financial Group, Inc 168,038
2,658,542 (b) Sumitomo Mitsui Trust Holdings, Inc 63,632
105,964 (b) Suruga Bank Ltd 828
29,973 Svenska Handelsbanken AB 308
17,457 Swedbank AB (A Shares) 371
90,355 Sydbank AS 4,447
2,814,347 Taichung Commercial Bank Co Ltd 1,635
4,682,034 Taishin Financial Holdings Co Ltd 2,718
2,726,523 Taiwan Business Bank 1,372
4,137,913 Taiwan Cooperative Financial Holding Co Ltd 3,381
31,123 Tamilnad Mercantile Bank Ltd 175
98,826 TBC Bank Group plc 3,501
198,069 (a) Texas Capital Bancshares, Inc 14,154
1,108,800 Thanachart Capital PCL 1,736
9,410 (a) Third Coast Bancshares, Inc 252
94,700 Tisco Bank PCL 284
21,803,500 TMB Bank PCL (Foreign) 1,329
116,343 (b) Toho Bank Ltd 213
46,300 Tokyo Kiraboshi Financial Group, Inc 1,348
107,364 TOMONY Holdings, Inc 281

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
1,616,190 Toronto-Dominion Bank $ 102,197
58,540 Towne Bank 1,935
45,846,558 Turkiye Is Bankasi (Series C) 18,790
701,264 (c) Ujjivan Small Finance Bank Ltd 338
68,400 UMB Financial Corp 7,190
4,815,733 (c) Unicaja Banco S.A. 6,137
1,828,440 UniCredit S.p.A 80,271
622,905 Union Bank of India 912
954,817 Union Bank Of Taiwan 467
45,230 United Bankshares, Inc 1,678
1,150,804 United Overseas Bank Ltd 28,726
100,140 (b) Univest Financial Corp 2,818
11,885 Valiant Holding AG. 1,396
323,815 Veritex Holdings, Inc 8,523
850,105 (d) Virgin Money UK plc 2,473
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
958,801 (a) Warba Bank KSCP 595
11,052,847 Wells Fargo & Co 624,375
68,904 WesBanco, Inc 2,052
24,670 Westamerica Bancorporation 1,219
102,060 Western Alliance Bancorp 8,827
3,182,397 Westpac Banking Corp 69,543
269,719 Wintrust Financial Corp 29,273
247,941 Woori Financial Group, Inc 2,927
135,199 Yamaguchi Financial Group, Inc 1,477
1,417,348 Yapi ve Kredi Bankasi 1,279
5,830,142 (a) Yes Bank Ltd 1,566
TOTAL BANKS 8,770,066
CAPITAL GOODS - 8.2%
43,386 3M Co 5,931
7,200 3M India Ltd 2,908
162,364 A.O. Smith Corp 14,585
76,063 Aalberts Industries NV 3,092
46,816 Aaon, Inc 5,049
824,711 ABB Ltd 47,846
46,807 ABB Ltd India 4,498
425,749 AcBel Polytech, Inc 458
270,353 Accelleron Industries AG. 14,027
16,550 Ackermans & Van Haaren 3,515
3,782 ACS Actividades de Construccion y Servicios S.A. 175
86,000 Acter Co Ltd 833
28,149 Action Construction Equipment Ltd 467
129,683 Adani Enterprises Ltd 4,847
249,359 AddTech AB 7,476
14,985 ADENTRA, Inc 470
25,000 Advanced Energy Solution Holding Co Ltd 392
42,827 AECC Aero-Engine Control Co Ltd 133
130,152 AECC Aviation Power Co Ltd 761
239,011 Aecom Technology Corp 24,683
47,226 (b) Aecon Group, Inc 730
185,011 AerCap Holdings NV 17,524
117,795 (a) Aerovironment, Inc 23,618
386,700 (a) AerSale Corp 1,953
39,954 AFG Arbonia-Forster Hldg 612
15,108 (b) AG. Growth International, Inc 605
18,108 Ahluwalia Contracts India Ltd 248
34,797 AIA Engineering Ltd 1,802
83,100 Aichi Corp 683
32,741 Aida Engineering Ltd 176
71,493 Air Lease Corp 3,238
1,197,492 Airbus SE 175,260

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
119,226 Airtac International Group $ 3,415
17,469 Aker ASA (A Shares) 906
17,107 Al Babtain Power & Telecommunication Co 201
141,918 Alarko Holding AS. 392
202,690 Albany International Corp (Class A) 18,009
5,947 Alfa Laval AB 286
2,488,200 Alfa S.A. de C.V. (Class A) 2,036
18,163 (a),(b),(c) Alfen ,NV 266
54,156 (c) Alimak Group AB 605
218,574 Allegion plc 31,855
2,357,300 Alliance Global Group, Inc 395
10,130 Allied Motion Technologies, Inc 192
135,627 Allis Electric Co Ltd 522
69,836 Allison Transmission Holdings, Inc 6,709
4,142,333 Alstom RGPT 86,065
146,880 Alta Equipment Group, Inc 990
1,670,100 Amada Co Ltd 17,051
79,625 Amara Raja Batteries Ltd 1,354
535,350 (a) American Superconductor Corp 12,634
257,678 Ametek, Inc 44,246
51,945 Andritz AG. 3,681
12,665 Apar Industries Ltd 1,441
155,913 (a) API Group Corp 5,148
134,590 Apogee Enterprises, Inc 9,423
125,018 Applied Industrial Technologies, Inc 27,895
33,480 AQ Group AB 397
243,868 (a) Arabi Group Holding KSC 293
336,345 Arcosa, Inc 31,872
91,400 Armac Locacao Logistica E Servicos S.A. 133
29,783 Armstrong World Industries, Inc 3,914
161,500 Asahi Glass Co Ltd 5,241
1,163,703 Aselsan Elektronik Sanayi Ve Ticaret AS 2,010
1,266,886 Ashok Leyland Ltd 3,555
72,069 (a) Ashoka Buildcon Ltd 197
2,365,550 Ashtead Group plc 183,285
169,028 Ashtead Technology Holdings plc 1,284
37,919 (a) Ashtrom Group Ltd 527
2,267,382 Assa Abloy AB 76,388
29,633 Astra Industrial Group 1,327
125,289,407 Astra International Tbk PT 41,729
313,952 Astral Ltd 7,459
13,040 (a) Astronics Corp 254
660,421 Atlas Copco AB 11,331
2,492,890 Atlas Copco AB 48,313
67,643 (a) ATS Corp 1,963
872,400 Austal Ltd 1,756
726,037 AviChina Industry & Technology Co Ltd 353
22,959 AVICOPTER plc 135
49,231 (a) Axon Enterprise, Inc 19,673
95,321 Ayala Corp 1,145
2,215 (a),(d) Ayala Corp Preferred 0 ^
10,200 (a) Azad Engineering Ltd 178
237,675 (a) AZEK Co, Inc 11,123
193,036 Babcock International Group 1,219
143,293 Badger Infrastructure Solutions Ltd 3,896
2,391,525 BAE Systems plc 39,704
408,856 Balfour Beatty plc 2,355
193,892 (a),(b) Ballard Power Systems, Inc 348
13,533 Balmer Lawrie & Co Ltd 44
118,897 Barloworld Ltd 594
20,521 Bawan Co 229
9,895 (b) BayWa AG. 141

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
233,800 (a) Beacon Roofing Supply, Inc $ 20,207
435,095 (b) Beijer Ref AB 7,163
83,712 Beijing New Building Materials plc 391
21,194 Belimo Holding AG. 15,131
15,502 BEML Ltd 683
1,252,000 BES Engineering Corp 483
469,490 Bharat Dynamics Ltd 6,520
3,198,023 Bharat Electronics Ltd 10,896
954,078 Bharat Heavy Electricals Ltd 3,175
284,754 Bidvest Group Ltd 4,828
29,685 (b) Bird Construction Income Fund 530
384,937 Bizlink Holding, Inc 5,571
440,430 (a) Blue Bird Corp 21,123
94,596 Blue Star Ltd 2,330
92,006 (c) BOC Aviation Ltd 761
1,589,106 Bodycote plc 12,836
1,793,375 (a) Boeing Co 272,665
19,190 Boise Cascade Co 2,705
67,668 (a) Bombardier, Inc 5,149
4,300 (b) Bossard Holding AG. 1,210
181,865 Bouygues S.A. 6,087
516,895 Brenntag SE 38,582
244,000 Brighton-Best International Taiwan, Inc 265
16,490 (b) Brookfield Business Corp 426
5,014 Bucher Industries AG. 2,276
10,863 Budimex S.A. 1,686
20,228 Bufab AB 726
153,176 (a) Builders FirstSource, Inc 29,695
36,700 Bunka Shutter Co Ltd 464
365,534 Bunzl plc 17,311
21,501 Burckhardt Compression Holding AG. 15,425
14,366 Burkhalter Holding AG. 1,514
59,701 BWX Technologies, Inc 6,489
1,170 (b) Bystronic AG. 480
67,000 C Sun Manufacturing Ltd 447
140,143 (a) Cadeler A.S. 983
360,461 (a) CAE, Inc 6,767
15,797 Carbone Lorraine 500
35,453 (b),(c) Carel Industries S.p.A 774
30,423 Cargotec Oyj 1,777
32,658 Carlisle Cos, Inc 14,688
3,658,825 Carrier Global Corp 294,499
339,357 Caterpillar, Inc 132,729
33,600 Central Glass Co Ltd 800
5,180 Cera Sanitaryware Ltd 500
249,537 CG Power & Industrial Solutions Ltd 2,258
1,049,700 CH Karnchang PCL 659
947,529 Chemring Group plc 4,638
8,587 Cheryong Electric Co Ltd 393
109,000 Chicony Power Technology Co Ltd 465
907,000 (a) Chin Hin Group Bhd 466
1,210,000 China Communications Services Corp Ltd 650
1,089,000 China Conch Venture Holdings Ltd 1,066
234,200 China CSSC Holdings Ltd 1,389
1,445,800 China Energy Engineering Corp Ltd 493
830,000 China Lesso Group Holdings Ltd 418
144,700 China National Chemical Engineering Co Ltd 168
594,018 China Railway Group Ltd - A 552
1,861,000 China Railway Group Ltd - H 964
754,000 China State Construction Development Holdings Ltd 204
1,067,300 China State Construction Engineering Corp Ltd 931
870,000 China State Construction International Holdings Ltd 1,350

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
329,800 China XD Electric Co Ltd $ 408
138,545 (a),(b) Chiyoda Corp 287
96,500 Chudenko Corp 2,272
468,000 Chung-Hsin Electric & Machinery Manufacturing Corp 2,550
612,000 CIMC Enric Holdings Ltd 536
2,710,517 Citic Pacific Ltd 3,151
12,358,000 Citic Resources Holdings Ltd 644
10,544 CJ Corp 956
2,265,484 CK Hutchison Holdings Ltd 12,845
41,593 CKD Corp 865
2,404,074 CNH Industrial NV 26,685
6,123 Colt CZ Group SE 174
107,244 Columbus McKinnon Corp 3,861
98,794 Comfort Systems USA, Inc 38,564
705,042 Compagnie de Saint-Gobain 64,302
90,217 COMSYS Holdings Corp 1,969
39,411 Construcciones y Auxiliar de Ferrocarriles S.A. 1,565
29,400 (a) Construction Partners, Inc 2,052
1,546,966 Contemporary Amperex Technology Co Ltd 54,367
239,000 Continental Holdings Corp 233
131,186 (a) Core & Main, Inc 5,825
395,500 COSCO SHIPPING Development Co Ltd 148
8,328 Craftsman Automation Ltd 643
134,415 Crane Co 21,275
38,617 (a) Creative & Innovative System 291
21,361 CS Wind Corp 1,124
563,010 (a) CSBC Corp Taiwan 314
431,000 CTCI Corp 645
121,768 Cummins India Ltd 5,536
93,666 Curtiss-Wright Corp 30,787
25,393 CW Enerji Muhendislik Ticaret VE Sanayi AS. 130
35,000 CyberPower Systems, Inc 351
9,018 Daelim Industrial Co 301
6,047 (b) Daetwyler Holding AG. 1,233
162,077 (a) Daewoo Engineering & Construction Co Ltd 474
46,833 Daewoo International Corp 2,042
36,497 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 849
140,200 Dai-Dan Co Ltd 2,894
132,353 Daifuku Co Ltd 2,562
14,548 (b) Daihen Corp 668
422,828 Daikin Industries Ltd 59,349
545,057 Daimler Truck Holding AG. 20,465
34,700 Daiwa Industries Ltd 358
9,046 (b) Danieli & Co S.p.A. 282
30,384 Danieli & Co S.p.A. (RSP) 729
23,855 Dassault Aviation S.A. 4,926
28,999 Data Patterns India Ltd 802
95,505 DCC plc 6,520
209,729 Deere & Co 87,526
91,965 Deutz AG. 461
17,853 (c) Dilip Buildcon Ltd 112
103,135 Diploma plc 6,131
71,722 DiscoverIE Group plc 583
26,394 DL E&C Co Ltd 597
5,768,100 DMCI Holdings, Inc 1,183
176,010 (a) DNOW, Inc 2,276
25,790 Donaldson Co, Inc 1,901
150,529 Dongfang Electric Corp Ltd 337
49,400 Doosan Bobcat, Inc 1,528
36,996 Doosan Corp 4,784
38,176 (a) Doosan Fuel Cell Co Ltd 553
182,903 (a) Doosan Heavy Industries and Construction Co Ltd 2,503

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
108,183 Doosan Infracore Co Ltd $ 620
1,118,410 Dover Corp 214,444
5,776 Dredging Environmental & Marine Engineering NV 939
543,501 (a),(b) DroneShield Ltd 514
1,556,435 Dubai Investments PJSC 886
52,360 (a) Ducommun, Inc 3,447
40,294 Duerr AG. 990
91,231 (a) Dycom Industries, Inc 17,982
4,087,800 Dynasty Ceramic PCL 254
1,248,717 Eaton Corp plc 413,875
362,000 Ebara Corp 5,933
1,120,000 E-Commodities Holdings Ltd 222
52,197 Ecopro BM Co Ltd 7,319
14,384 (a) Ecopro Materials Co Ltd 1,485
14,535 Eczacibasi Yatirim Holding 87
1,528 Eiffage S.A. 148
25,759 Elbit Systems Ltd 5,126
8,947 Elco Ltd 266
66,996 Elecon Engineering Co Ltd 560
1,737 Electra Israel Ltd 694
504,360 Electrical Industries Co 963
1,824,332 Electrocomponents plc 19,829
192,233 Electrolux Professional AB 1,269
227,212 Electrosteel Castings Ltd 573
157,618 Elgi Equipments Ltd 1,279
3,772,854 (a) Embraer S.A. 33,222
57,482 EMCOR Group, Inc 24,748
3,397,787 Emerson Electric Co 371,616
679,055 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 24,018
5,558 Energiekontor AG. 353
72,070 Enerpac Tool Group Corp 3,019
26,392 (b) Engcon AB 305
228,293 Engineers India Ltd 577
2,478 (a),(b) Enovix Corp 23
105,628 EnPro Industries, Inc 17,131
324,000 (a),(b) Envision Greenwise Holdings Ltd 240
13,546 Epiroc AB 293
8,014 Epiroc AB 152
98,264 Esab Corp 10,446
15,218 ESAB India Ltd 1,124
261,192 ESCO Technologies, Inc 33,689
607,332 (a) Estithmar Holding QPSC 309
54,893 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 136
52,807 Eve Energy Co Ltd 363
78,000 Evergreen Aviation Technologies Corp 240
187,264 Fanuc Ltd 5,500
2,668,631 Far Eastern Textile Co Ltd 3,220
392,508 Fastenal Co 28,033
147,886 FAW Jiefang Group Co Ltd 194
239,562 Federal Signal Corp 22,389
500,164 Ferrovial SE 21,496
44,371 (a) Fincantieri S.p.A 230
108,065 Finning International, Inc 3,547
152,691 Finolex Cables Ltd 2,571
420,000 First Tractor Co Ltd 454
631,864 Fletcher Building Ltd 1,193
965,923 Flowserve Corp 49,929
34,836 FLSmidth & Co AS 1,973
491,460 (a),(b) Fluence Energy, Inc 11,161
74,430 Fluidra S.A. 1,951
518,540 (a) Fluor Corp 24,740
726 Forbo Holding AG. 756

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,229 Force Motors Ltd $ 288
340,277 Fortive Corp 26,858
28,600 Fortune Brands Innovations, Inc 2,561
377,100 Fortune Electric Co Ltd 7,475
2,651,008 (b) Fosun International 1,687
86,990 Franklin Electric Co, Inc 9,118
9,900 FTAI Aviation Ltd 1,316
88,362 Fugro NV 2,013
26,515 (a) Fuji Electric Holdings Co Ltd 1,607
351,545 Fuji Machine Manufacturing Co Ltd 5,647
192,278 Fujikura Ltd 6,534
47,639 Fujitec Co Ltd 1,659
11,139 Fukushima Galilei Co Ltd 426
20,256 Furukawa Co Ltd 230
54,144 Furukawa Electric Co Ltd 1,376
17,934 (a) G R Infraprojects Ltd 362
70,000 G Shank Enterprise Co Ltd 200
1,621,456 Gamuda BHD 3,172
23,773 Garden Reach Shipbuilders & Engineers Ltd 489
140,490 (a) Gates Industrial Corp plc 2,466
227,285 GE T&D India Ltd 4,569
670,061 GEA Group AG. 32,864
683 Geberit AG. 446
43,618 GEK Group of Cos S.A. 857
40,363 (a) Generac Holdings, Inc 6,413
278,418 General Dynamics Corp 84,138
280,706 General Electric Co 52,936
207,280 Genuit Group plc 1,329
61,253 Georg Fischer AG. 4,636
61,000 GFC Ltd 194
51,393 (a) Gibraltar Industries, Inc 3,594
14,300 Ginlong Technologies Co Ltd 168
116,629 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 141
176,456 Glory Ltd 3,171
25,752 GMM Pfaudler Ltd 440
130,903 (a) GMR Power and Urban Infra Ltd 250
51,213 (a) Godrej Industries Ltd 755
33,640 Gongniu Group Co Ltd 396
7,410 Gorman-Rupp Co 289
43,630 Gotion High-tech Co Ltd 143
1,113,470 Grafton Group plc 15,494
49,541 Graphite India Ltd 349
232,190 (a) Great Lakes Dredge & Dock Corp 2,445
19,721 Greenlam Industries Ltd 119
2,577,000 (c) Greentown Management Holdings Co Ltd 1,220
58,220 Griffon Corp 4,075
36,423 Grindwell Norton Ltd 1,044
477,293 (b) Grupo Carso S.A. de C.V. (Series A1) 2,955
134,538 (b) Grupo Rotoplas SAB de C.V. 161
56,409 GS Engineering & Construction Corp 789
41,883 GS Holdings Corp 1,357
67,154 GS Yuasa Corp 1,343
70,630 GT Capital Holdings, Inc 920
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 451
48,989 (a),(b),(c) GVS S.p.A 394
616,497 Haitian International Holdings Ltd 1,967
5,938 (b) Hammond Power Solutions, Inc 621
325,668 Hangzhou Steam Turbine Power Group Co Ltd 320
26,079 Hanwa Co Ltd 909
29,715 Hanwha Corp 657
13,757 Hanwha Corp 162
15,200 (a) Hanwha Industrial Solutions Co Ltd 387

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
52,152 Hanwha Systems Co Ltd $ 715
1,968,000 (a) Hao Tian International Construction Investment Group Ltd 124
300,500 HAP Seng Consolidated BHD 296
7,540 Happy Forgings Ltd 107
3,026,000 Harbin Power Equipment 1,036
40,800 Harmonic Drive Systems, Inc 1,009
215,195 Havells India Ltd 5,168
97,731 (a) Hayward Holdings, Inc 1,499
110,536 Hazama Ando Corp 867
84,247 HBL Power Systems Ltd 608
9,754 HD Hyundai Construction Equipment Co Ltd 390
19,781 HD Hyundai Electric Co Ltd 4,977
18,718 (a) HD Hyundai Heavy Industries Co Ltd 2,632
28,827 HDC Hyundai Development Co-Engineering & Construction 490
9,493 HEG Ltd 281
126,373 HEICO Corp 33,044
55,684 HEICO Corp (Class A) 11,346
15,954 Heijmans NV (ADR) 461
71,750 Hellenic Technodomiki Tev S.A. 156
226,330 Hensoldt AG. 7,451
135,269 Hexatronic Group AB 688
130,679 Hexcel Corp 8,080
10,368 HG Infra Engineering Ltd 192
3,600 Hikari Tsushin, Inc 802
1,784,669 (a) Hillman Solutions Corp 18,846
175,046 Hindustan Aeronautics Ltd 9,237
808,836 (a) Hindustan Construction Co 405
210,200 Hino Motors Ltd 682
6,000 Hirata Corp 205
21,500 (b) Hitachi Construction Machinery Co Ltd 527
46,796 Hitachi Energy India Ltd 8,113
11,614,940 (a) Hitachi Ltd 307,997
131,720 Hitachi Zosen Corp 917
219,643 Hiwin Technologies Corp 1,482
3,064,081 Honeywell International, Inc 633,376
89,800 Hoshizaki Corp 3,127
33,074 Hosken Consolidated Investments Ltd 349
687,884 Howden Joinery Group plc 8,359
496,653 Howmet Aerospace, Inc 49,789
40,304 (a) HSD Engine Co Ltd 414
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 220
379,945 Hubbell, Inc 162,749
11,377 Huber & Suhner AG. 1,179
49,000 (a),(b),(c) Huitongda Network Co Ltd 138
343,803 Husqvarna AB (B Shares) 2,408
85,000 Hwang Chang General Contractor Co Ltd 221
4,391 Hyosung Corp 174
3,616 Hyosung Heavy Industries Corp 964
19,287 Hyundai Elevator Co Ltd 669
26,171 Hyundai Engineering & Construction Co Ltd 609
17,911 (a) Hyundai Heavy Industries 2,558
16,665 (a) Hyundai Mipo Dockyard 1,268
60,024 Hyundai Rotem Co Ltd 2,456
23,077 Idec Corp 412
26,309 IDEX Corp 5,643
1,502,300 IJM Corp BHD 1,069
17,687 Iljin Electric Co Ltd 300
180,073 Illinois Tool Works, Inc 47,192
36,367 IMCD NV 6,317
767,616 IMI plc 18,676
9,952 Implenia AG. 373

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
123,436 Inaba Denki Sangyo Co Ltd $ 3,310
31,698 Inabata & Co Ltd 738
137,547 (c) IndiaMart InterMesh Ltd 4,842
25,964 (b) Industrie De Nora S.p.A 272
1,394,556 Industries Qatar QSC 4,995
261,857 Indutrade AB 8,149
708,984 Infratil Ltd 5,526
177,625 INFRONEER Holdings, Inc 1,459
32,800 Ingersoll Rand India Ltd 1,622
688,895 Ingersoll Rand, Inc 67,622
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0 ^
71,547 (a) Inox Green Energy Services Ltd 178
14,456 (a) INOX India Ltd 202
1,728 (a) Inox Wind Energy Ltd 263
392,402 (a) Inox Wind Ltd 1,117
189,961 (a) InPost S.A. 3,586
176,144 Instalco AB 724
7,900 (a),(b) Institute for Q-shu Pioneers of Space, Inc 98
59,174 Interpump Group S.p.A. 2,764
537 Interroll Holding AG. 1,630
29,979 (a) Intracom S.A. Technical & Steel Constructions 163
306,500 (a),(b) Intuitive Machines, Inc 2,467
141,690 Investment AB Latour 4,427
28,888 INVISIO AB 656
137,026 Inwido AB 2,535
1,316,589 IRB Infrastructure Developers Ltd 958
249,726 (c) IRCON International Ltd 679
22,999 IS Dongseo Co Ltd 395
24,857 ISGEC Heavy Engineering Ltd 409
287,400 Ishikawajima-Harima Heavy Industries Co Ltd 15,072
16,900 (a) Ispace, Inc 83
48,559 ITD Cementation India Ltd 307
368,011 (a),(b) ITM Power plc 249
1,161,059 (b) Itochu Corp 62,575
336,344 ITT, Inc 50,287
677,796 Iveco Group NV 6,823
21,570 J Kumar Infraprojects Ltd 204
173,573 (a) Jain Irrigation Systems Ltd 134
931,711 (a) Jaiprakash Associates Ltd 71
485,930 Jamna Auto Industries Ltd 682
14,854 Jantsa Jant Sanayi Ve Ticaret AS. 14
62,320 Japan Pulp & Paper Co Ltd 294
49,161 Japan Steel Works Ltd 1,743
135,345 Jardine Matheson Holdings Ltd 5,287
7,782 (a) Jeio Co Ltd 108
2,101,056 JG Summit Holdings (Series B) 1,042
724,400 JGC Corp 6,354
69,304 Jiangsu Hengli Hydraulic Co Ltd 618
194,918 Jiangsu Zhongtian Technology Co Ltd 427
348,692 (b) Johns Lyng Group Ltd 896
8,944 (c) JOST Werke SE 458
4,812 Judges Scientific plc 634
36,895 Jungheinrich AG. 1,115
111,980 Jupiter Wagons Ltd 684
3,212 (b) Kaba Holding AG. 2,381
65,457 Kajaria Ceramics Ltd 1,144
345,908 Kajima Corp 6,483
103,072 Kaleseramik Canakkale Kalebodur Seramik Sanayi AS. 118
30,423 (a) Kalmar Oyj 989
76,047 Kalpataru Projects International Ltd 1,238
140,300 Kanamoto Co Ltd 2,931
574,001 Kandenko Co Ltd 8,954

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
63,300 Kanematsu Corp $ 1,074
52,000 Kaori Heat Treatment Co Ltd 675
64,594 Kardex Holding AG. 21,125
14,400 Katakura Industries Co Ltd 208
473,800 Kawasaki Heavy Industries Ltd 19,421
7,294 KCC Glass Corp 223
106,168 KEC International Ltd 1,314
48,229 KEI Industries Ltd 2,470
76,000 Keihan Electric Railway Co Ltd 1,606
53,948 Keller Group plc 1,166
13,622 (a),(b) Kempower Oyj 175
147,594 Kenmec Mechanical Engineering Co Ltd 422
6,320 Kennametal India Ltd 227
9,735 KEPCO Engineering & Construction Co, Inc 498
1,233,327 Keppel Corp Ltd 6,335
1,451,168 Kier Group plc 2,685
216,674 (a) Kiler Holding AS. 189
97,371 Kinden Corp 2,155
3,182 Kingspan Group plc 298
186,000 Kinik Co 1,817
217,388 KION Group AG. 8,584
18,681 Kirloskar Brothers Ltd 414
22,735 Kirloskar Pneumatic Co Ltd 360
46,900 Kitz Corp 342
43,346 Kloeckner & Co AG. 250
935,977 Knorr-Bremse AG. 83,400
134,623 KNR Constructions Ltd 553
657,294 KOC Holding AS 3,617
1,392,012 Komatsu Ltd 38,969
3,231 (b) Komax Holding AG 459
767,758 Kone Oyj (Class B) 45,928
298,115 Konecranes Oyj 22,398
183,534 Kongsberg Gruppen ASA 17,927
210,489 Koninklijke BAM Groep NV 986
244,861 Kontrolmatik Enerji Ve Muhendislik AS. 316
60,789 Korea Aerospace Industries Ltd 2,423
24,462 Korea Electric Terminal Co Ltd 1,308
142,486 (a) Kornit Digital Ltd 3,681
834,713 (a) Kratos Defense & Security Solutions, Inc 19,449
10,579 Krones AG. 1,523
48,435 KSB Ltd 520
112,176 (a) Kuang-Chi Technologies Co Ltd 397
604,081 Kubota Corp 8,625
26,204 Kumagai Gumi Co Ltd 659
40,000 Kung Long Batteries Industrial Co Ltd 189
130,000 Kuo Toong International Co Ltd 261
77,300 Kurita Water Industries Ltd 3,345
18,310 Kvutzat Acro Ltd 221
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 433
139,810 Kyowa Exeo Corp 1,524
34,122 Kyudenko Corp 1,618
3,812 Kyung Dong Navien Co Ltd 207
424,875 L3Harris Technologies, Inc 101,065
3,506 Lakshmi Machine Works Ltd 771
562,265 Larsen & Toubro Ltd 24,657
5,400 Legrand S.A. 622
15,568 Lennox International, Inc 9,408
219,660 (a) Leonardo DRS, Inc 6,199
389,081 Leonardo S.p.A. 8,708
80,135 LG Corp 4,816
19,196 (a) LG Energy Solution Ltd 6,056
223,469 Lifco AB 7,360

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
9,375 LIG Nex1 Co Ltd $ 1,517
33,673 Lincoln Electric Holdings, Inc 6,466
58,245 Lindab International AB 1,628
12,448 LISI 367
222,900 (b) LIXIL Group Corp 2,671
427,500 (b) LK Technology Holdings Ltd 197
303,733 (a) Lloyds Steels Industries Ltd 294
7,228 (a),(b) Loar Holdings, Inc 539
67,675 Lockheed Martin Corp 39,560
8,216,000 Lonking Holdings Ltd 1,742
19,585 Lotte Corp 368
13,742 LS Cable Ltd 1,292
7,609 LS Eco Energy Ltd 154
12,813 LS Electric Co Ltd 1,601
3,412,500 LT Group, Inc 610
8,582 (b) LU-VE S.p.A 254
199,280 Luxfer Holdings plc 2,581
34,405 LX Holdings Corp 188
20,292 LX INTERNATIONAL CORP 466
85,763 (b) Maas Group Holdings Ltd 283
1,430,164 Mabuchi Motor Co Ltd 22,203
114,795 Maire Tecnimont S.p.A 949
18,239 Makino Milling Machine Co Ltd 751
462,085 Makita Corp 15,610
2,025,200 Malaysian Resources Corp Bhd 290
78,974 Man Infraconstruction Ltd 179
7,731 (b) Manitou BF S.A. 160
53,280 Marcopolo S.A. 61
5,214,718 Marcopolo S.A. 7,610
1,179,903 Marubeni Corp 19,494
629,401 Masco Corp 52,832
61,953 (a) Mastec, Inc 7,626
20,900 Max Co Ltd 527
1,194 MBB SE 134
18,790 McGrath RentCorp 1,978
432,287 (a) MDA Ltd 5,555
139,233 MDU Resources Group, Inc 3,816
29,971 Meidensha Corp 702
4,492 Meier Tobler Group AG. 140
5,249,429 Melrose Industries plc 32,082
467,003 Metallurgical Corp of China Ltd 220
18,900 METAWATER Co Ltd 236
591,153 (b) Metso Outotec Oyj 6,321
85,111 (a) Middleby Corp 11,841
38,094 (b) Mie Kotsu Group Holdings, Inc 133
19,650 Miller Industries, Inc 1,199
92,000 Mills Estruturas e Servicos de Engenharia S.A. 187
437,500 Minebea Co Ltd 8,648
4,400 (b) Mirai Industry Co Ltd 108
62,462 MIRAIT ONE corp 929
1,019,300 MISUMI Group, Inc 18,489
2,762,548 Mitsubishi Corp 57,405
5,430,584 Mitsubishi Electric Corp 88,089
1,684,887 Mitsubishi Heavy Industries Ltd 25,179
29,800 Mitsubishi Logisnext Co Ltd 273
19,250 (b) Mitsuboshi Belting Co Ltd 536
2,923,916 Mitsui & Co Ltd 65,391
69,800 (a),(b) Mitsui Engineering & Shipbuilding Co Ltd 562
68,000 Miura Co Ltd 1,677
13,142 Momentum Group AB 188
71,357 Monadelphous Group Ltd 634
3,581,570 MonotaRO Co Ltd 59,723

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
60,106 (a),(c) Montana Aerospace AG. $ 1,439
216,778 Morgan Crucible Co plc 801
32,719 Morgan Sindall plc 1,347
92,444 Mori Seiki Co Ltd 1,972
103,000 Morita Holdings Corp 1,588
75,771 (b) Mota Engil SGPS S.A. 217
635,444 (a) MRC Global, Inc 8,096
31,457 MSC Industrial Direct Co (Class A) 2,707
14,341 MSTC Ltd 114
13,325 (a) MTAR Technologies Ltd 278
109,668 MTU Aero Engines Holding AG. 34,274
79,250 Mueller Industries, Inc 5,872
1,014,490 Mueller Water Products, Inc (Class A) 22,014
2,760,887 (a) Multiply Group PJSC 1,774
151,078 (b),(c) Munters Group AB 3,453
29,950 (a) MYR Group, Inc 3,062
41,180 Mytilineos Holdings S.A. 1,619
676,300 Nabtesco Corp 11,667
7,333 Nachi-Fujikoshi Corp 160
327,600 Nagase & Co Ltd 7,365
37,000 (b) Namura Shipbuilding Co Ltd 370
429,819 NARI Technology Co Ltd 1,676
1,486,387 National Industries Group Holding SAK 1,087
48,835 Nava Bharat Ventures Ltd 669
459,039 NBCC India Ltd 982
64,556 (b) NCC AB (B Shares) 1,080
1,773,923 NCC Ltd 6,381
1,380,436 (a) NEL ASA 653
22,788 Nexans S.A. 3,345
315,240 (a) NEXTracker, Inc 11,815
71,189 (a) NFI Group, Inc 952
164,400 NGK Insulators Ltd 2,162
1,465,091 (b) Nibe Industrier AB 8,030
459,340 Nichias Corp 18,353
10,000 (b) Nichiden Corp 235
17,545 Nichiha Corp 426
165,618 Nidec Corp 3,487
117,867 Nikkiso Co Ltd 833
7,711 (a) Nilfisk Holding A.S. 168
27,864 Ningbo Deye Technology Co Ltd 400
31,900 Ningbo Orient Wires & Cables Co Ltd 249
90,600 Ningbo Sanxing Medical Electric Co Ltd 451
7,500 Nippon Carbon Co Ltd 237
71,659 Nippon Densetsu Kogyo Co Ltd 961
15,500 Nippon Road Co Ltd 187
26,165 Nishimatsu Construction Co Ltd 932
15,400 Nishio Rent All Co Ltd 434
100,531 Nisshinbo Industries, Inc 675
53,800 Nitta Corp 1,393
17,700 (b) Nitto Boseki Co Ltd 736
19,835 Nitto Kogyo Corp 418
42,346 (a) NKT Holding AS 4,007
149,360 Nolato AB 822
18,000 (b) Nomura Micro Science Co Ltd 307
44,474 Norconsult Norge AS. 150
96,566 (a),(b) Nordex AG. 1,502
38,900 Nordson Corp 10,216
10,366 Noritake Co Ltd 284
15,951 Noritsu Koki Co Ltd 489
13,031 Noritz Corp 166
24,405 Norma Group SE 406
197,390 Northrop Grumman Corp 104,236

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
341,248 NRW Holdings Ltd $ 841
291,100 (b) NSK Ltd 1,472
310,861 (b) NTN Corp 563
1,509,997 nVent Electric plc 106,092
864,000 NWS Holdings Ltd 890
7,046 Obara Corp 199
538,113 Obayashi Corp 6,858
155,366 OC Oerlikon Corp AG. 840
12,821 Oiles Corp 183
34,734 (b) Okuma Holdings, Inc 746
21,500 Okumura Corp 654
27,288 Olectra Greentech Ltd 539
19,700 Omega Flex, Inc 983
193,008 (b) Opus Global Rt 275
49,748 Organo Corp 2,435
62,606 OSG Corp 885
57,350 Oshkosh Corp 5,747
9 OSRAM Licht AG. 0 ^
34,450 Otokar Otomotiv Ve Savunma Sanayi A.S. 444
306,895 Owens Corning, Inc 54,173
11,801 Palfinger AG. 298
9,843 (a) Paras Defence & Space Technologies Ltd 130
642,281 Parker-Hannifin Corp 405,806
31,362 (a) Parsons Corp 3,252
166,909 (a) Patel Engineering Ltd 114
143,081 Peab AB (Series B) 1,147
88,348 Pentair plc 8,640
1,411,800 Pentamaster Corp Bhd 1,200
223,546 Penta-Ocean Construction Co Ltd 1,003
15,169 People & Technology, Inc 650
13,958 Per Aarsleff Holding A.S. 842
2,656 Pfeiffer Vacuum Technology AG. 458
257,969 (a) Phihong Technology Co Ltd 332
93,136 PNC Infratech Ltd 497
24,133 (b) PNE AG. 319
44,907 Polycab India Ltd 3,727
13,119 Porr AG. 198
12,508 POSCO Future M Co Ltd 2,384
439,569 Power Construction Corp of China Ltd 350
4,286 Power Mech Projects Ltd 343
81,990 Praj Industries Ltd 784
2,070 Preformed Line Products Co 265
124,169 Primoris Services Corp 7,212
40,560 Prince Pipes & Fittings Ltd 272
5,553 Prysmian S.p.A. 404
7,928,200 (a) PSG Corp PCL 150
1,956,345 QinetiQ plc 11,789
212,531 Quanta Services, Inc 63,366
442,697 Rail Vikas Nigam Ltd 2,810
6,949 (a) Rainbow Robotics 744
273,900 (b) Raito Kogyo Co Ltd 4,153
146,500 Randon S.A. Implementos e Participacoes 290
78,500 Range Intelligent Computing Technology Group Co Ltd 356
440,401 Ras Al Khaimah Ceramics 288
4,879 Rational AG. 4,981
19,484 (a) RBC Bearings, Inc 5,833
372,000 (a),(b) Realord Group Holdings Ltd 254
96,312 Redox Ltd 219
190,509 Reece Ltd 3,736
172,831 Regal-Beloit Corp 28,669
582,090 Reliance Worldwide Corp Ltd 2,352
55,568 Renew Holdings plc 782

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
29,711 (b) RENK Group AG. $ 732
718,140 (a) Resideo Technologies, Inc 14,463
138,535 Reunert Ltd 649
112,100 REV Group, Inc 3,146
4,693 Rexel S.A. 136
47,427 Rheinmetall AG. 25,783
43,443 Richelieu Hardware Ltd 1,288
1,682 Rieter Holding AG. 196
33,743 Rockwell Automation, Inc 9,059
193 Rockwool International AS (B Shares) 91
8,419 (a) Rolex Rings Ltd 256
8,085,869 (a) Rolls-Royce Holdings plc 57,228
2,193,452 Rotork plc 9,823
2,379,099 RTX Corp 288,252
49,000 Ruentex Engineering & Construction Co 226
305,690 Run Long Construction Co Ltd 513
45,005 Russel Metals, Inc 1,366
13,900 Ryobi Ltd 190
305,200 (a),(b) Saab AB 6,504
8,205 (a) Sacyr S.A. 30
328,198 Sacyr Vallehermoso S.A. 1,187
373,277 Safran S.A. 87,841
13,478 Salcef Group S.p.A 386
227,125 Sam Engineering & Equipment M Bhd 231
73,570 Samsung C&T Corp 7,706
61,865 (a) Samsung Engineering Co Ltd 1,038
268,425 (a) Samsung Heavy Industries Co Ltd 2,059
13,722 Samsung Techwin Co Ltd 3,127
1,211,874 Sandvik AB 27,118
342,000 (a) Sanergy Group Ltd 21
22,360 Sanghvi Movers Ltd 108
169,600 Sanki Engineering Co Ltd 2,835
394,241 Sanwa Shutter Corp 10,496
846,000 Sany Heavy Equipment International Holdings Co Ltd 625
422,357 Sany Heavy Industry Co Ltd 1,127
8,100 Sanyo Denki Co Ltd 546
336,633 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 237
38,631 (a) Saudi Ceramic Co 336
34,943 (b) Savaria Corp 562
38,746 Schindler Holding AG. 11,372
22,925 Schindler Holding AG. (Registered) 6,520
24,395 (a) Schneider Electric Infrastructure Ltd 238
631,429 Schneider Electric S.A. 166,450
133,320 Schulz S.A. 151
668 Schweiter Technologies AG. 337
10,728 SDT Uzay VE Savunma Teknolojileri AS. 72
1,708,600 (a),(b) Seatrium Ltd 2,367
19,395 Sekisui Jushi Corp 313
49,337 Sensata Technologies Holding plc 1,769
6,400 (a) Senshu Electric Co Ltd 226
172,106 Seven Group Holdings Ltd 5,083
12,236 SFA Engineering Corp 246
13,210 SFS Group AG. 2,063
37,129 (a) SGL Carbon AG. 223
5,894 Shakti Pumps India Ltd 300
42,400 Shandong Himile Mechanical Science & Technology Co Ltd 278
687,103 Shanghai Electric Group Co Ltd 440
392,000 Shanghai Industrial Holdings Ltd 607
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 132
224,100 Shanghai Waigaoqiao Free Trade Zone Group Co Ltd 177
141,900 Shanxi Coal International Energy Group Co Ltd 281
107,311 (a) Shapir Engineering and Industry Ltd 617

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
67,140 Shenzhen Inovance Technology Co Ltd $ 592
80,236 Shibaura Machine Co Ltd 2,229
11,400 Shibuya Corp 305
178,000 Shihlin Electric & Engineering Corp 1,244
272,024 (a) Shikun & Binui Ltd 657
1,185,900 Shimizu Corp 8,174
3,900 Shin Nippon Air Technologies Co Ltd 95
964,026 Shin Zu Shing Co Ltd 6,019
10,700 (a) Shinko Electric Co Ltd 380
18,584 Shinko Plantech Co Ltd 216
286,600 Shinmaywa Industries Ltd 2,658
13,083 Shinsung Delta Tech Co Ltd 473
31,508 SHO-BOND Holdings Co Ltd 1,249
283,450 Shyft Group, Inc 3,557
295,460 Sichuan Road and Bridge Group Co Ltd 294
1,487,937 Siemens AG. 301,021
2,677,243 (a) Siemens Energy AG. 98,843
78,176 Siemens India Ltd 6,757
47,500 Sieyuan Electric Co Ltd 498
651,195 (a),(b) SIG plc 171
1,026,817 (c) Signify NV 24,222
2,515,059 Sime Darby BHD 1,500
29,054 Simpson Manufacturing Co, Inc 5,557
306,726 Singapore Technologies Engineering Ltd 1,108
7,900 Sinko Industries Ltd 260
172,100 Sinoma International Engineering Co 280
1,356,500 Sinopec Engineering Group Co Ltd 935
1,096,500 Sino-Thai Engineering & Construction PCL 326
660,500 Sinotruk Hong Kong Ltd 1,984
30,568 (a) SiteOne Landscape Supply, Inc 4,613
96,366 SK Networks Co Ltd 358
21,677 (a) SK oceanplant Co Ltd 247
39,931 (a) SK Square Co Ltd 2,465
14,759 SK, Inc 1,726
6,999 Skanska AB (B Shares) 146
7,027 SKF AB (B Shares) 140
31,226 SKF India Ltd 2,026
88,318 SM Investments Corp 1,509
45,356 SMC Corp 20,284
7,097 Smiths Group plc 159
35,470 Snap-On, Inc 10,276
118,301 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,908
176,102 Sojitz Holdings Corp 4,172
11,012 SPG Co Ltd 203
71,173 Spirax-Sarco Engineering plc 7,175
68,554 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,229
321,302 (a) SPX Technologies, Inc 51,235
19,067 Stabilus SE 780
41,230 (b) Stadler Rail AG. 1,295
105,366 Stanley Black & Decker, Inc 11,604
96,622 Stantec, Inc 7,770
26,766 Star Micronics Co Ltd 361
5,480,900 (a),(d) STARK Corp PCL 2
4,088 (a) Steico SE 112
69,984 (a) Sterling and Wilson Renewable 514
1,055,692 Storskogen Group AB 1,014
56,945 Sulzer AG. 9,343
13,200 (b) Sumiseki Holdings, Inc 85
1,115,546 Sumitomo Corp 25,051
60,297 Sumitomo Densetsu Co Ltd 1,858
222,400 Sumitomo Heavy Industries Ltd 5,381
106,237 Sumitomo Mitsui Construction Co Ltd 297

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
110,698 Sungrow Power Supply Co Ltd $ 1,549
157,000 Sunonwealth Electric Machine Industry Co Ltd 457
1,887,400 Sunway BHD 1,921
260,700 Sunway Construction Group BHD 285
21,563 Sunwoda Electronic Co Ltd 67
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
9,940 Suzhou Maxwell Technologies Co Ltd 149
8,073,295 (a) Suzlon Energy Ltd 7,704
18,400 SWCC Showa Holdings Co Ltd 743
157,608 Sweco AB 2,670
497,306 Ta Ya Electric Wire & Cable 794
77,022 Tadano Ltd 518
64,953 (a) Taihan Electric Wire Co Ltd 597
7,343 Taihei Dengyo Kaisha Ltd 265
152,053 Taikisha Ltd 5,219
215,075 Taisei Corp 9,444
937,000 Taiwan Glass Industrial Corp 552
11,439 Takamatsu Corp 236
28,364 Takara Standard Co Ltd 317
33,141 Takasago Thermal Engineering Co Ltd 1,195
210,800 Takeuchi Manufacturing Co Ltd 6,560
47,400 Takuma Co Ltd 531
48,667 (a),(c) Talgo S.A. 189
1,197,000 (a) Tatung Co Ltd 1,855
334,275 TBEA Co Ltd 694
653,933 TD Power Systems Ltd 3,270
310,545 Techno Electric & Engineering Co Ltd 5,930
1,163,771 Techtronic Industries Co 17,373
969,000 Teco Electric and Machinery Co Ltd 1,489
9,186 Tega Industries Ltd 206
109,417 Tekfen Holding AS 166
57,820 Tennant Co 5,553
142,738 Texmaco Rail & Engineering Ltd 358
211,421 Thales S.A. 33,601
4,210,000 (b) Theme International Holdings Ltd 263
35,825 Thermax Ltd 2,176
94,300 (a) THK Co Ltd 1,668
17,597 (a),(b) Thyssenkrupp Nucera AG. & Co KGaa 184
402,000 Tian Di Science & Technology Co Ltd 371
400,000 Time Interconnect Technology Ltd 229
27,401 Timken India Ltd 1,230
59,436 Titagarh Rail System Ltd 865
30,836 TKH Group NV 1,299
40,000 Toa Corp/Tokyo 275
119,311 Tocalo Co Ltd 1,601
183,756 (b) Toda Corp 1,215
124,575 (b) Toenec Corp 807
59,900 TOKAI Holdings Corp 407
66,902 Tokyu Construction Co Ltd 330
173,039 TOMRA Systems ASA 2,543
191,190 Toromont Industries Ltd 18,663
12,900 Totech Corp 241
15,877 Totetsu Kogyo Co Ltd 379
28,500 (b) Toto Ltd 1,060
35,603 Toyo Construction Co Ltd 333
11,100 Toyo Tanso Co Ltd 444
123,800 Toyota Industries Corp 9,600
125,600 Toyota Tsusho Corp 2,296
814,004 Trane Technologies plc 316,428
31,639 TransDigm Group, Inc 45,153
31,589 Transformers & Rectifiers India Ltd 238
2,763,461 Travis Perkins plc 34,405

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
656,761 Trelleborg AB (B Shares) $ 25,279
74,299 (a) Trex Co, Inc 4,947
64,600 Trinity Industries, Inc 2,251
184,000 (a),(b) Triumph New Energy Co Ltd 107
951,105 Triveni Turbine Ltd 7,753
31,567 Troax Group AB 663
35,910 Trusco Nakayama Corp 622
279,870 Tsubakimoto Chain Co 3,691
32,500 Tsugami Corp 339
6,100 (b) Tsurumi Manufacturing Co Ltd 173
50,100 Tupy S.A. 236
1,188,348 Turkiye Sise ve Cam Fabrikalari AS 1,496
6,200 Union Tool Co 267
133,000 United Integrated Services Co Ltd 1,338
82,184 United Rentals, Inc 66,547
58,600 Ushio, Inc 832
328,800 (a) UWC BHD 161
48,887 (a) V2X, Inc 2,731
113,215 (b) Valmet Oyj 3,632
8,600 Valmont Industries, Inc 2,494
25,915 (c) VAT Group AG. 13,253
52,761 VBG Group AB 2,020
2,522,091 Ventia Services Group Pty Ltd 7,916
285,407 Vertiv Holdings Co 28,395
20,747 Vestas Wind Systems A.S. 457
5,614 Vesuvius India Ltd 370
145,087 Vesuvius plc 758
526,014 V-Guard Industries Ltd 2,808
791,097 Vinci S.A. 92,476
106,941 Volex plc 476
4,815 Voltamp Transformers Ltd 758
166,293 Voltas Ltd 3,661
56,000 Voltronic Power Technology Corp 3,579
151,863 Volution Group plc 1,242
4,105 Volvo AB (A Shares) 110
32,664 Volvo AB (B Shares) 864
5,902 Vossloh AG. 322
106,656 W.W. Grainger, Inc 110,795
16,477 Wacker Construction Equipment AG. 273
97,000 Waffer Technology Corp 224
27,000 Wakita & Co Ltd 327
2,492,848 Walsin Lihwa Corp 2,752
10,425 Wartsila Oyj (B Shares) 233
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 32
23,708 Watsco, Inc 11,661
335,064 Webuild SpA 948
1,419,650 WEG S.A. 14,174
834,709 Weichai Power Co Ltd 1,526
218,186 Weichai Power Co Ltd (Class A) 489
1,088,789 Weir Group plc 31,639
24,600 Welspun Enterprises Ltd 164
29,229 WESCO International, Inc 4,910
226,597 Westinghouse Air Brake Technologies Corp 41,189
14,466,600 (a) Wijaya Karya Persero Tbk PT 352
126,607 (a) WillScot Mobile Mini Holdings Corp 4,760
44,408 Wilson Bayly Holmes-Ovcon Ltd 594
69,668 Woodward Inc 11,949
362,468 Worley Ltd 3,694
8,118 (a) W-Scope Chungju Plant Co Ltd 125
105,960 WSP Global, Inc 18,825
623,838 XCMG Construction Machinery Co Ltd 686
252,711 Xiamen C & D, Inc 365

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
144,667 Xinjiang Goldwind Science & Technology Co Ltd - A $ 205
267,200 (a),(b) Xinte Energy Co Ltd 288
1,261,686 (b) Xinyi Glass Holdings Co Ltd 1,479
33,670 (a),(b) Xometry, Inc 619
111,507 Xxentria Technology Materials Corp 217
121,227 Xylem, Inc 16,369
18,480 YAMABIKO Corp 329
41,270 Yamazen Corp 393
6,326,700 Yangzijiang Shipbuilding Holdings Ltd 12,075
43,813 Yankey Engineering Co Ltd 426
47,500 Yaskawa Electric Corp 1,663
23,194 Yazicilar Holding AS 211
165,274 (a),(c) Yellow Cake plc 1,238
30,113 YEO Teknoloji Enerji VE Endustri AS. 142
24,279 Yokogawa Bridge Holdings Corp 452
13,552 Yuasa Trading Co Ltd 473
200,700 Yurtec Corp 2,164
6,265 Zehnder Group AG. 410
68,863 Zhejiang Chint Electrics Co Ltd 222
15,192 Zhejiang Dingli Machinery Co Ltd 128
96,800 Zhejiang Sanhua Intelligent Controls Co Ltd 325
66,151 Zhejiang Weixing New Building Materials Co Ltd 139
138,300 Zhengzhou Yutong Bus Co Ltd 516
38,825 Zhuzhou CRRC Times Electric Co Ltd 292
205,100 Zhuzhou CSR Times Electric Co Ltd 803
466,939 Zoomlion Heavy Industry Science and Technology Co Ltd - A 502
TOTAL CAPITAL GOODS 10,744,845
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
590,970 (a) ACV Auctions, Inc 12,014
828,492 Adecco S.A. 28,255
15,020 Aeon Delight Co Ltd 425
68,531 AFRY AB 1,248
276,717 (a) Aker Carbon Capture ASA 166
356,984 ALS Ltd 3,539
4,187 Amadeus Fire AG 432
82,881 (a) Amentum Holdings, Inc 2,673
320,747 Arcadis NV 22,240
190,104 (a) ASGN, Inc 17,723
135,315 AtkinsRealis Group, Inc 5,498
366,730 Automatic Data Processing, Inc 101,485
182,600 BayCurrent Consulting, Inc 6,705
29,387 (c) Befesa S.A. 852
27,600 Bell System24 Holdings, Inc 291
1,490 Benefit Systems S.A. 1,020
89,590 Bilfinger Berger AG. 4,839
61,500 Binjiang Service Group Co Ltd 158
85,236 BLS International Services Ltd 373
114,132 Booz Allen Hamilton Holding Corp 18,576
17,230 (b) Boyd Group Services, Inc 2,611
2,084,636 Brambles Ltd 27,363
166,187 (c) Bravida Holding AB 1,251
389,220 (a) BrightView Holdings, Inc 6,126
8,920 Brink's Co 1,032
80,287 Broadridge Financial Solutions, Inc 17,264
15,719 (b) Brunel International NV 153
682,736 Bureau Veritas S.A. 22,651
15,132 (a) CACI International, Inc (Class A) 7,635
10,973 Calian Group Ltd 373
231,620 (a) CECO Environmental Corp 6,532
6,447 Cewe Stiftung & Co KGAA 762
2,301,000 China Everbright Environment Group Ltd 1,103
143,200 (a) Cimpress plc 11,731

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
237,426 Cintas Corp $ 48,881
279,828 (a),(b) Clarivate plc 1,987
34,964 (a) Clean Harbors, Inc 8,451
54,000 Cleanaway Co Ltd 316
1,643,872 Cleanaway Waste Management Ltd 3,330
115,211 CMS Info Systems Ltd 821
35,530 Computer Age Management Services Ltd 1,866
442,163 Computershare Ltd 7,708
70,806 (c) Coor Service Management Holding AB 314
598,143 (a) Copart, Inc 31,343
278,303 (a) CoStar Group, Inc 20,995
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 420
76,800 Dai Nippon Printing Co Ltd 1,371
32,700 Daiei Kankyo Co Ltd 712
31,665 Daiseki Co Ltd 829
3,303 Danel Adir Yeoshua Ltd 302
48,920 Deluxe Corp 954
71,718 Derichebourg 421
28,564 dip Corp 566
28,297 DKSH Holding AG. 2,251
5,455 (a) DO & CO AG. 823
6,979 Doms Industries Ltd 225
506,493 Downer EDI Ltd 1,912
207,326 Dun & Bradstreet Holdings, Inc 2,386
29,098 Duskin Co Ltd 782
18,137 eClerx Services Ltd 651
8,914 Ecopro HN Co Ltd 376
19,000 ECOVE Environment Corp 171
343,043 (b) Element Fleet Management Corp 7,295
256,276 (b) Elis S.A. 5,348
19,309 eMudhra Ltd 203
22,920 en-japan, Inc 390
185,878 Ennis, Inc 4,521
84,230 Equifax, Inc 24,752
554,815 (a) ExlService Holdings, Inc 21,166
854,647 Experian Group Ltd 45,014
29,016 Fila S.p.A 303
108,403 (a),(c),(d) Finablr plc 1
260,612 Firstsource Solutions Ltd 968
26,799 (a),(b) Fiverr International Ltd 693
30,340 (a) Forrester Research, Inc 546
853,200 Frontken Corp Bhd 758
24,108 (a) FTI Consulting, Inc 5,486
28,454 Funai Soken Holdings, Inc 481
11,303 (a) GDI Integrated Facility Services, Inc 305
169,121 Genpact Ltd 6,631
186,557 GFL Environmental, Inc 7,442
274,200 (c) GPS Participacoes e Empreendimentos S.A. 938
1,244,095 Hays plc 1,544
27,568 (a) Healthcare Services Group 308
4,846 Heidrick & Struggles International, Inc 188
12,385 Hilan Ltd 650
107,730 (a) Huron Consulting Group, Inc 11,710
9,500 ICF International, Inc 1,585
195,028 Indian Railway Catering & Tourism Corp Ltd 2,160
4,564,900 Infomart Corp 10,486
177,640 (a),(b) Innodata, Inc 2,979
42,012 Insource Co Ltd 302
37,710 Insperity, Inc 3,319
3,320 Intertek Group plc 230
54,454 ION Exchange India Ltd 415

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
178,941 IPH Ltd $ 749
122,224 ISS A.S. 2,439
24,800 (a) Itoki Corp 260
265,400 JAC Recruitment Co Ltd 1,421
82,881 Jacobs Solutions, Inc 10,849
108,800 Japan Elevator Service Holdings Co Ltd 2,371
640,252 Johnson Service Group plc 1,334
162,548 KBR, Inc 10,587
180,935 KEPCO Plant Service & Engineering Co Ltd 5,815
31,288 Kforce, Inc 1,923
66,508 Kokuyo Co Ltd 1,181
51,000 (b) Kosaido Holdings Co Ltd 182
128,550 L&K Engineering Co Ltd 846
41,370 (a) Latent View Analytics Ltd 234
515,028 Learning Technologies Group plc 654
92,432 Leidos Holdings, Inc 15,066
171,225 Loomis AB 5,625
32,564 (b) Mader Group Ltd 112
198,690 Maharah Human Resources Co 373
32,767 Manpower, Inc 2,409
5,762 Matsuda Sangyo Co Ltd 129
321,520 MAXIMUS, Inc 29,953
38,388 McMillan Shakespeare Ltd 406
53,984 Meitec Corp 1,201
245,021 Michael Page International plc 1,270
1,447,555 Mitie Group 2,296
20,344 Mitsubishi Pencil Co Ltd 344
242,470 (a) Montrose Environmental Group, Inc 6,377
54,710 MSA Safety, Inc 9,702
4,425,966 My EG Services Bhd 955
23,660 NICE Information Service Co Ltd 192
239,700 (b) Nihon M&A Center Holdings, Inc 1,095
12,700 Nippon Kanzai Holdings Co Ltd 238
153,211 Nippon Parking Development Co Ltd 248
262,848 Nomura Co Ltd 1,505
9,671 (a),(d) Odigma Consultancy Solutions Ltd 11
46,128 Okamura Corp 640
44,147 Open Up Group, Inc 635
40,700 (a) Orizon Valorizacao de Residuos S.A. 357
1,185,800 (a) Park24 Co Ltd 14,880
438,544 (a) Parkin Co PJSC 454
14,600 Pasona Group, Inc 226
55,379 Paychex, Inc 7,431
8,667 Paycom Software, Inc 1,444
1,420,700 Persol Holdings Co Ltd 2,560
23,042 Pilot Corp 715
67,606 (a) Pluxee France S.A. 1,424
65,627 Prestige International, Inc 322
333,167 (c) Prosegur Cash S.A. 217
84,799 (b) Prosegur Cia de Seguridad S.A. 181
51,175 (c) Quess Corp Ltd 473
1,305,100 Raksul, Inc 11,874
105,457 (b) Randstad Holdings NV 5,240
125,533 RB Global, Inc 10,104
156,145 RB Global, Inc 12,567
3,746,362 Recruit Holdings Co Ltd 227,600
20,940 (a) Red Violet, Inc 596
2,643,605 RELX plc 124,821
166,174 RELX plc 7,828
58,186 Renewi plc 495
5,071,184 Rentokil Initial plc 24,797
140,745 Republic Services, Inc 28,267

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
417,970 Resources Connection, Inc $ 4,054
77,422 RITES Ltd 319
69,458 Robert Half International, Inc 4,682
191,581 Rollins, Inc 9,690
218,362 RWS Holdings plc 473
21,019 S1 Corp (Korea) 943
18,552 Sato Corp 272
32,578 Saudi Airlines Catering Co 965
35,028 Science Applications International Corp 4,878
76,290 (a) Sdiptech AB 2,240
1,845 (b) Seche Environnement S.A. 184
82,754 Secom Co Ltd 3,061
476,275 Securitas AB (B Shares) 6,046
3,181,045 Serco Group plc 7,596
65,623 SG Fleet Group Ltd 114
34,061 SGS S.A. 3,803
48,935 Shanghai M&G Stationery, Inc 245
100,500 (a),(d) Shanghai Youngsun Investment Co Ltd 1
34,894 (a) SIS Ltd 174
104,963 SmartGroup Corp Ltd 607
58,287 SMS Co Ltd 876
18,300 Societe BIC S.A. 1,230
285,400 Sohgo Security Services Co Ltd 2,077
631,755 SPIE S.A. 24,158
63,000 Sporton International, Inc 436
467,990 Steelcase, Inc (Class A) 6,313
63,190 (a) Stericycle, Inc 3,855
93,522 Sthree plc 471
4,560 (a) Sungeel Hitech Co Ltd 204
48,350 Sunny Friend Environmental Technology Co Ltd 141
196,000 Taiwan Secom Co Ltd 851
140,000 Taiwan-Sogo Shinkong Security Corp 185
18,773 Takkt AG. 203
10,648 (a) TeamLease Services Ltd 398
971,054 TechnoPro Holdings, Inc 18,900
34,617 Teleperformance 3,581
153,761 (a),(b) TELUS International CDA, Inc 600
337,880 Tetra Tech, Inc 15,934
145,823 Thomson Reuters Corp 24,873
19,443 (b) Tinexta Spa 257
107,140 TKC 2,868
47,323 Toppan Printing Co Ltd 1,408
18,261 (a) Trans Cosmos, Inc/Japan 451
133,041 TransUnion 13,929
38,800 TRE Holdings Corp 448
95,470 TriNet Group, Inc 9,258
64,910 (a) TrueBlue, Inc 512
14,140 Unifirst Corp 2,809
626,934 (a) Upwork, Inc 6,552
26,099 UT Group Co Ltd 504
389,875 Veralto Corp 43,611
314,244 Verisk Analytics, Inc 84,205
90,127 Vestis Corp 1,343
7,220 (a) Viad Corp 259
182,500 (a) Visional, Inc 10,083
20,026 Waaree Renewable Technologies Ltd 455
203,056 Waste Connections, Inc 36,311
463,771 Waste Management, Inc 96,279
57,970 (a) Willdan Group, Inc 2,374
289,035 (a) WNS Holdings Ltd 15,235
357,995 Wolters Kluwer NV 60,384
231,000 (a),(b),(d) Youyuan International Holdings Ltd 0 ^

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
84,660 Zhejiang Weiming Environment Protection Co Ltd $ 261
246,000 (b) Zonqing Environmental Ltd 252
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,797,563
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
81,600 ABC-Mart, Inc 1,734
146,180 (a) Abercrombie & Fitch Co (Class A) 20,451
22,145 (a),(b) About You Holding SE 80
2,951,626 Abu Dhabi National Oil Co for Distribution PJSC 2,906
720,071 (b) Accent Group Ltd 1,185
6,071,700 ACE Hardware Indonesia Tbk PT 369
536,030 Adastria Holdings Co Ltd 12,425
94,574 Ali Alghanim Sons Automotive Co KSCC 329
29,990,541 Alibaba Group Holding Ltd 398,538
478,102 (a),(c) Allegro.eu S.A. 4,323
11,190 (b) Alpen Co Ltd 167
85,510 AlSaif Stores For Development & Investment Co 187
16,402,346 (a) Amazon.com, Inc 3,056,249
238,730 American Eagle Outfitters, Inc 5,345
237,703 (a) AO World plc 357
14,400 AOKI Holdings, Inc 121
25,000 Aoyama Trading Co Ltd 236
22,644 Arata Corp 577
43,976 Arc Land Sakamoto Co Ltd 538
627,432 (b) Arhaus, Inc 7,724
65,363 (a) Aritzia, Inc 2,457
40,440 Arko Corp 284
57,317 Arvind Fashions Ltd 405
779,228 ASKUL Corp 11,742
42,262 (a),(b) ASOS plc 242
450,000 Aurora Design PCL 219
58,206 Auto Partner S.A. 348
82,297 (a),(c) Auto1 Group SE 933
50,488 (b) Autobacs Seven Co Ltd 521
14,190 Autohellas Tourist and Trading S.A. 174
17,169 (a) Autonation, Inc 3,072
992 (a) Autozone, Inc 3,125
106,257 Azzas 2154 S.A. 823
3,283,132 B&M European Value Retail S.A. 18,285
1,566,385 (a),(b) Baozun, Inc (ADR) 5,608
278,809 Bapcor Ltd 1,021
148,420 Bath & Body Works, Inc 4,738
30,005 (b) Belluna Co Ltd 152
1,432,700 Bermaz Auto Bhd 781
147,788 Best Buy Co, Inc 15,266
75,000 (b) BIC CAMERA, Inc 830
44,099 (b) Bilia AB 522
750,974 (a),(b) boohoo Group plc 300
41,443 (a),(c) Boozt AB 457
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
50,923,700 (a) Bukalapak.com PT Tbk 407
105,006 (a) Burlington Stores, Inc 27,667
925,722 (a) C&A Modas Ltd 1,784
44,170 (b) Canadian Tire Corp Ltd 5,294
107,777 (a) Carmax, Inc 8,340
102,171 (a) Carvana Co 17,789
478,165 (a) Ceconomy AG 1,741
4,900 Central Automotive Products Ltd 162
1,497,665 Central Retail Corp PCL 1,433
500,000 (b) China Meidong Auto Holdings Ltd 184
161,000 (b) China Tobacco International HK Co Ltd 412
89,741 China Tourism Group Duty Free Corp Ltd 972
1,911,600 Chow Tai Fook Jewellery Group Ltd 2,120

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
34,267 Clas Ohlson AB (B Shares) $ 568
712,200 Com7 PCL (Foreign) 526
794,141 (a) Coupang, Inc 19,496
699,133 Currys plc 836
83,846 DCM Holdings Co Ltd 926
44,565 Delek Automotive Systems Ltd 256
20,577 Dieteren S.A. 4,357
12,807 (b) Dillard's, Inc (Class A) 4,914
995,077 Dogan Sirketler Grubu Holdings 439
45,901 Dogus Otomotiv Servis ve Ticaret AS 293
803,570 Dohome PCL 281
996,860 Dollarama, Inc 102,115
1,088,248 Don Quijote Co Ltd 28,277
15,500 Doshisha Co Ltd 233
21,591 (a) Douglas AG. 495
221,322 Dufry Group 9,368
365,243 Dunelm Group plc 5,639
116,483 (b) Eagers Automotive Ltd 877
50,378 (b) EDION Corp 644
61,382 (a) Electronics Mart India Ltd 151
7,146,100 Erajaya Swasembada Tbk PT 214
5,129 (a) Ethos Ltd 211
79,733 (a) Etsy, Inc 4,428
128,467 (c) Europris ASA 821
553,000 Far Eastern Department Stores Co Ltd 474
134,448 Fast Retailing Co Ltd 44,609
192,315 Ferguson Enterprises, Inc 37,796
138,718 Ferguson Enterprises, Inc 27,545
19,918 Fielmann AG. 1,029
9,035 (b) Fnac Darty SA 312
261,039 (b) Foschini Ltd 2,360
6,386 Fox Wizel Ltd 482
82,995 (a) Frasers Group plc 926
255,095 (a),(b) GameStop Corp (Class A) 5,849
910,934 Gap, Inc 20,086
16,700 (b) Geo Holdings Corp 181
95,147 (a) Global-e Online Ltd 3,657
33,427 (a) Go Fashion India Ltd 554
746,432,100 (a) GoTo Gojek Tokopedia Tbk PT 3,252
50,300 Grupo SBF S.A. 152
51,100 Gulliver International Co Ltd 388
158,458 Halfords Group plc 319
451,956 (b) Harvey Norman Holdings Ltd 1,541
11,692 (b) Hennes & Mauritz AB (B Shares) 199
335,400 HLA Corp Ltd 360
1,620,025 Home Depot, Inc 656,434
4,020,467 Home Product Center PCL 1,292
17,758 Hornbach Holding AG. & Co KGaA 1,746
240,591 Hotai Motor Co Ltd 5,352
21,688 Hotel Shilla Co Ltd 794
10,147 Hyundai Department Store Co Ltd 379
3,902 Hyundai Home Shopping Network Corp 139
1,677,922 Inchcape plc 17,927
318,563 Industria de Diseno Textil S.A. 18,867
256,300 (b) Isetan Mitsukoshi Holdings Ltd 4,024
24,200 Izumi Co Ltd 600
187,100 J Front Retailing Co Ltd 2,036
305,900 Jarir Marketing Co 1,073
84,857 JB Hi-Fi Ltd 4,670
53,616 JD Sports Fashion plc 111
11,588,050 JD.com, Inc 232,432
11,142 JINS Holdings, Inc 407

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
8,720 Joshin Denki Co Ltd $ 165
37,374 Joyful Honda Co Ltd 542
99,233 JUMBO S.A. 2,842
13,450 K Car Co Ltd 133
38,090 Kingfisher plc 164
18,405 Kohnan Shoji Co Ltd 490
22,152 Komeri Co Ltd 573
114,828 K's Holdings Corp 1,236
19,418 Leon's Furniture Ltd 430
18,575 Lithia Motors, Inc (Class A) 5,900
692,600 Lojas Renner S.A. 2,296
8,510 Lotte Shopping Co Ltd 399
49,465 Lovisa Holdings Ltd 1,228
711,506 Lowe's Cos, Inc 192,711
279,561 Luk Fook Holdings International Ltd 598
451,348 (a) Magazine Luiza S.A. 804
6,895,000 Map Aktif Adiperkasa PT 428
27,660 Matas A.S. 515
56,069 Mekonomen AB 778
31,755 (a) Mercadolibre, Inc 65,160
370,400 (a),(b) Mercari, Inc 6,465
336,800 (b) MINISO Group Holding Ltd 1,500
6,657,100 Mitra Adiperkasa Tbk PT 776
30,299 Mobilezone Holding AG. 493
225,070 Monro Muffler, Inc 6,496
200,068 (a) Moonpig Group plc 547
110,861 (b) Motus Holdings Ltd 780
2,139,400 (c) MR DIY Group M Bhd 1,097
201,893 Mr Price Group Ltd 3,161
18,770 Murphy USA, Inc 9,251
2,013 (b) Musti Group Oyj 57
8,300 (b) Nafco Co Ltd 143
417,492 Naspers Ltd 101,247
17,279 (a) National Vision Holdings, Inc 189
2,472 Next plc 324
37,720 (b) Nextage Co Ltd 485
60,965 Nick Scali Ltd 700
27,435 Nishimatsuya Chain Co Ltd 471
62,543 Nitori Co Ltd 9,312
46,224 Nojima Corp 657
225,650 Nordstrom, Inc 5,075
114,113 North-Star International Co Ltd 238
41,790 (a) Ollie's Bargain Outlet Holdings, Inc 4,062
175,955 (a) O'Reilly Automotive, Inc 202,630
42,690 (a) Overstock.com, Inc 430
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
262,800 Padini Holdings Bhd 227
106,756 Pal Co Ltd 1,870
649,415 PALTAC Corp 20,040
15,000 Pan German Universal Motors Ltd 137
1,312,484 (a) PDD Holdings, Inc (ADR) 176,936
12,649 Penske Auto Group, Inc 2,054
131,776 (a),(c) Pepco Group NV 703
1,936,170 (c) Pepkor Holdings Ltd 2,697
28,816 (b) Pet Valu Holdings Ltd 551
353,902 Pets at Home Group PLC 1,445
25,556 Pool Corp 9,629
461,600 (c) Pop Mart International Group Ltd 3,119
37,446 Poya International Co Ltd 625
72,280 Premier Investments Ltd 1,535
1,359,463 Prosus NV 59,412
2,573,600 PTT Oil & Retail Business PCL 1,400

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
46,801 Puuilo Oyj $ 503
297,700 (a) Rakuten, Inc 1,921
301,230 (a) RattanIndia Enterprises Ltd 275
19,535 (a) Redtape Ltd 182
15,735 Retailors Ltd 279
40,494 (a) RH 13,542
129,398 Ross Stores, Inc 19,476
176,806 (b) Rusta AB 1,373
43,914 Rvrc Holding AB 205
196,500 Ryohin Keikaku Co Ltd 3,608
749,963 (a) SACI Falabella 2,779
119,500 Sanrio Co Ltd 3,444
12,964 (a) Saregama India Ltd 8
27,888 Saudi Automotive Services Co 638
34,781 Seria Co Ltd 837
35,200 Shimamura Co Ltd 1,923
6,141 Shinsegae Co Ltd 745
8,588 Shinsegae International, Inc 90
31,534 (a) Shoppers Stop Ltd 297
933,600 Siam Global House PCL 457
179,271 Signet Jewelers Ltd 18,490
23,375 (a) Silicon2 Co Ltd 826
28,122 (c) Sleep Country Canada Holdings, Inc 728
46,080 (b) Sonic Automotive, Inc (Class A) 2,695
759,010 (a) Stitch Fix, Inc 2,140
253,438 Super Group Ltd 354
129,936 Super Retail Group Ltd 1,627
51,535 Synsam AB 254
2,579 Tadiran Group Ltd 139
224,302 (b) Takashimaya Co Ltd 1,801
37,769 (b) Telepark Corp 968
63,550 (a) Temple & Webster Group Ltd 582
5,988 Thanga Mayil Jewellery Ltd 176
1,384,093 (a),(b) THG plc 1,020
3,057,831 TJX Cos, Inc 359,417
38,927 (b) Tokmanni Group Corp 480
3,099,489 (c) Topsports International Holdings Ltd 1,350
62,411 Tractor Supply Co 18,157
156,531 Trent Ltd 14,162
299,436 (b) Truworths International Ltd 1,889
32,806 (a) Ulta Beauty, Inc 12,765
29,296 United Electronics Co 743
125,100 Upbound Group, Inc 4,002
116,842 (a) Urban Outfitters, Inc 4,476
287,100 USS Co Ltd 2,725
1,143,886 (a) Valvoline, Inc 47,872
822,472 Vibra Energia S.A. 3,533
703,377 Vipshop Holdings Ltd (ADR) 11,064
9,315 (a) V-Mart Retail Ltd 447
49,488 VT Holdings Co Ltd 163
1,119,570 (a) Warby Parker, Inc 18,283
180,985 (a),(c) Watches of Switzerland Group plc 1,157
64,338 (a),(b) Wayfair, Inc 3,614
873,195 Wesfarmers Ltd 42,403
757,025 WH Smith plc 14,756
187,602 Wickes Group plc 439
1,180,800 Wilcon Depot, Inc 385
237,017 Williams-Sonoma, Inc 36,719
806,126 Woolworths Holdings Ltd 3,178
294,500 Workman Co Ltd 9,060
1,731,000 Xinhua Winshare Publishing and Media Co Ltd 2,234
413,700 Yamada Denki Co Ltd 1,297

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
22,733 Yellow Hat Ltd $ 413
1,019,840 (a),(c) Zalando SE 33,708
134,200 Zhejiang China Commodities City Group Co Ltd 183
785,072 Zhongsheng Group Holdings Ltd 1,425
26,300 (b) ZOZO, Inc 955
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,595,366
CONSUMER DURABLES & APPAREL - 1.8%
756,000 361 Degrees International Ltd 409
228,814 Adidas-Salomon AG. 60,633
273,352 (a) Aditya Birla Fashion and Retail Ltd 1,138
932,640 Aksa Akrilik Kimya Sanayii AS. 251
139,809 Alaseel Co 174
18,982 Alexander Marine Co Ltd 175
974,579 (a) Alok Industries Ltd 308
143,400 (a) Alpargatas S.A. 183
13,762 (a) Amber Enterprises India Ltd 790
41,163 (a),(b) Amer Sports, Inc 657
112,135 Amotiv Ltd 805
1,118,755 Anta Sports Products Ltd 13,244
53,161 Ariston Holding NV 260
80,077 Arvind Ltd 355
744,000 Asics Corp 15,630
64,379 (a) Azorim-Investment Development & Construction Co Ltd 303
133,203 Bajaj Electricals Ltd 1,547
118,200 Bandai Namco Holdings, Inc 2,697
28,338 Barratt Developments plc 182
39,861 Bata India Ltd 685
4,515 Beijing Roborock Technology Co Ltd 178
155,297 Bellway plc 6,465
26,884 (b) Beneteau S.A. 291
2,098 Berkeley Group Holdings plc 133
96,232 Betsson AB 1,181
1,055,093 (a),(b) BK LC Lux Finco 2 Sarl 52,006
3,794,472 Bosideng International Holdings Ltd 2,158
244,638 (a) Bovis Homes Group plc 4,278
75,010 (b) Breville Group Ltd 1,765
30,950 (b) BRP, Inc 1,842
26,876 Brunello Cucinelli S.p.A 2,902
46,279 Brunswick Corp 3,879
257,681 Burberry Group plc 2,416
4,680,281 Cairn Homes plc 10,099
7,980,677 Cairn Homes plc 17,468
27,113 (a) Callaway Golf Co 298
58,262 (a) Campus Activewear Ltd 236
33,662 (a),(b) Canada Goose Holdings, Inc 422
92,379 (a) Capri Holdings Ltd 3,921
157,900 (a),(b) Casio Computer Co Ltd 1,312
30,932 (a) CCC S.A. 1,363
30,229 Cello World Pvt Ltd 329
56,610 Century Communities, Inc 5,830
105,500 (b) Chervon Holdings Ltd 307
481,000 China Lilang Ltd 259
14,000 Chofu Seisakusho Co Ltd 193
726,604 Cie Financiere Richemont S.A. 115,388
956,000 (a) Citychamp Watch & Jewellery Group Ltd 128
1,237,363 Coats Group plc 1,666
45,688 Coway Co Ltd 2,306
189,907 Crest Nicholson Holdings plc 490
40,767 (a) Crocs, Inc 5,903
509,320 Crompton Greaves Consumer Electricals Ltd 2,528
94,900 Cury Construtora e Incorporadora S.A. 390
205,400 Cyrela Brazil Realty S.A. 774

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
4,872 Danya Cebus Ltd $ 113
80,340 (a) Deckers Outdoor Corp 12,810
60,139 De'Longhi S.p.A. 1,855
7,817 Delta Galil Ltd 354
25,102 (b) Descente Ltd 761
13,248 DI Dong Il Corp 371
92,700 Direcional Engenharia S.A. 515
16,542 Dixon Technologies India Ltd 2,722
301,981 DR Horton, Inc 57,609
457,878 Dr. Martens PLC 346
1,363,869 Eclat Textile Co Ltd 23,404
21,600 Ecovacs Robotics Co Ltd 156
3,888 Einhell Germany AG. 253
8,296 (a) Electra Consumer Products 1970 Ltd 162
173,384 Electrolux AB 1,684
320,365 (b) Ermenegildo Zegna NV 3,152
37,257 ES-Con Japan Ltd 269
93,600 Ez Tec Empreendimentos e Participacoes S.A. 232
10,153 F&F Co Ltd 530
2,229,451 Feng TAY Enterprise Co Ltd 10,894
58,442 (b) Ferretti S.p.A 182
24,654 (a),(d) FF Group 0 ^
24,000 (b) Fields Corp 420
30,664 Fila Holdings Corp 984
548,000 Formosa Taffeta Co Ltd 361
339,999 (a),(d) Fuguiniao Co Ltd 0 ^
60,021 Fujitsu General Ltd 890
110,000 Fulgent Sun International Holding Co Ltd 430
66,000 Fusheng Precision Co Ltd 604
25,053 Games Workshop Group plc 3,604
50,828 (a) Garmin Ltd 8,947
8,937 Garware Technical Fibres Ltd 433
233,000 Giant Manufacturing Co Ltd 1,642
126,736 Gildan Activewear, Inc 5,966
13,603 (a),(c) Glenveagh Properties plc 24
1,257,229 (a),(c) Glenveagh Properties plc (London) 2,218
1,313,491 GN Store Nord 29,270
35,591 (a) Gokaldas Exports Ltd 411
17,247 (b) Goldwin, Inc 999
75,700 Gree Electric Appliances, Inc of Zhuhai 513
241,300 Grendene S.A. 249
10,718 Gunze Ltd 421
1,022,201 Haier Smart Home Co Ltd 4,004
143,507 Haier Smart Home Co Ltd 649
10,744 (b) Hamilton Beach Brands Holding Co 327
55,500 Hang Zhou Great Star Industrial Co Ltd 245
12,552 Hansae Co Ltd 153
17,494 Hanssem Co Ltd 751
10,203 (a) Harvia Oyj 535
162,639 Hasbro, Inc 11,762
195,272 (b) Haseko Corp 2,561
17,656 Hermes International 43,475
59,300 Hisense Home Appliances Group Co Ltd 297
331,000 (b) Hisense Kelon Electrical Holdings Co Ltd 1,219
56,200 Hisense Visual Technology Co Ltd 178
466,000 (a),(d) HOSA International Ltd 1
41,609 (b) Hugo Boss AG. 1,906
94,400 (b) Iida Group Holdings Co Ltd 1,458
75,375 Indo Count Industries Ltd 346
90,900 Installed Building Products, Inc 22,386
10,230 (a) JAKKS Pacific, Inc 261
35,010 Japan Wool Textile Co Ltd 323

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
48,066 JM AB $ 960
899,500 JNBY Design Ltd 1,858
70,000 Johnson Health Tech Co Ltd 348
1,155,500 (c) JS Global Lifestyle Co Ltd 253
118,400 JVC KENWOOD Holdings, Inc 1,119
229,513 Kalyan Jewellers India Ltd 1,999
8,660 Kaufman & Broad S.A. 301
312,365 Kering 89,915
828,000 Kinpo Electronics 567
38,000 KMC Kuei Meng International, Inc 181
71,830 Kontoor Brands, Inc 5,874
73,551 KPR Mill Ltd 838
45,018 LA Opala RG Ltd 188
14,790 (a),(b) Landsea Homes Corp 183
187,900 (a) Latham Group, Inc 1,278
163,488 Lennar Corp (Class A) 30,651
7,783 Lennar Corp (Class B) 1,346
154,306 Levi Strauss & Co 3,364
43,647 LG Electronics, Inc 3,475
935,621 Li Ning Co Ltd 2,300
955 LPP S.A. 3,914
190,442 (a) Lululemon Athletica, Inc 51,676
378,110 LVMH Moet Hennessy Louis Vuitton S.A. 289,963
181,560 Makalot Industrial Co Ltd 2,009
1,290,984 Man Wah Holdings Ltd 1,063
6,442 (a),(d) Mariella Burani S.p.A. 0 ^
28,747 (b) Marimekko Oyj 418
232,361 (a) Mattel, Inc 4,427
2,190,614 (c) Mavi Giyim Sanayi Ve Ticaret AS. 5,775
41,648 Maytronics Ltd 94
171,000 Merida Industry Co Ltd 1,243
150,112 Merry Electronics Co Ltd 614
201,100 Midea Group Co Ltd 2,167
57,369 MIPS AB 3,057
14,100 Mizuno Corp 900
36,010 (a) Mohawk Industries, Inc 5,786
1,547,474 Moncler S.p.A 98,383
325,700 (a) MRV Engenharia e Participacoes S.A. 433
5,800 (b) Nagawa Co Ltd 298
19,486 (c) Neinor Homes S.A. 326
71,678 (b) New Wave Group AB 807
5,700 Newell Rubbermaid, Inc 44
145,448 Nien Made Enterprise Co Ltd 2,329
1,495,357 Nike, Inc (Class B) 132,190
232,300 (b) Nikon Corp 2,406
13,098 (a) NVR, Inc 128,515
1,608,448 (a),(b) On Holding AG. 80,664
85,300 Onward Kashiyama Co Ltd 314
56,300 (b) Open House Group Co Ltd 2,130
20,832 Oppein Home Group, Inc 184
126,391 Orient Electric Ltd 362
153,511 (c) OVS S.p.A 495
4,665 Page Industries Ltd 2,388
462,559 Panasonic Corp 4,063
1,689 Pandora A.S. 278
17,691 PDS Ltd 109
402,000 (a),(d) Peace Mark Holdings Ltd 1
2,217,590 (a),(b) Peloton Interactive, Inc 10,378
6,568 Persimmon plc 145
20,656 (a),(d) PIK Group (GDR) 0 ^
35,794 (b) Polaris Industries, Inc 2,980
1,947,006 Pou Chen Corp 2,215

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
6,854,953 PRADA S.p.A $ 52,425
22,485 Pressance Corp 304
300,545 Pulte Homes, Inc 43,137
2,176 Puma AG. Rudolf Dassler Sport 91
428,000 (b) Q Technology Group Co Ltd 286
44,000 Quang Viet Enterprise Co Ltd 150
50,297 Rajesh Exports Ltd 174
20,156 (a) Raymond Lifestyle Ltd 569
25,195 Raymond Ltd 528
43,517 Relaxo Footwears Ltd 421
77,700 Rinnai Corp 1,919
9,500 Roland Corp 248
499,027 Ruentex Industries Ltd 1,226
13,628 Safari Industries India Ltd 382
208,136 (a),(b) Safilo Group S.p.A. 254
50,013 (b) Salvatore Ferragamo S.p.A 387
164,724 Sangetsu Co Ltd 3,239
163,000 Sankyo Co Ltd 2,402
9,954 Sanlorenzo S.p.A 405
24,259 SEB S.A. 2,769
123,200 Sega Sammy Holdings, Inc 2,468
20,900 Seiko Holdings Corp 570
282,900 Sekisui Chemical Co Ltd 4,423
1,840,423 Sekisui House Ltd 51,101
12,901 Senco Gold Ltd 220
105,672 SharkNinja Global SPV Ltd 11,488
188,500 Sharp Corp 1,254
30,636 (a) Sheela Foam Ltd 336
717,638 Shenzhou International Group Holdings Ltd 6,353
59,199 Shimano, Inc 11,270
46,700 (a) Skechers U.S.A., Inc (Class A) 3,125
1,037,504 Skyworth Group Ltd 465
9,821,035 Sony Corp 190,799
116,996 (b),(c) Spin Master Corp 2,643
428,500 Stella International Holdings Ltd 812
491,388 Steven Madden Ltd 24,073
121,197 Sumitomo Forestry Co Ltd 5,966
7,427 Superior Uniform Group, Inc 115
86,328 Swan Energy Ltd 596
804 Swatch Group AG. 172
182,942 Symphony Ltd 3,425
1,003,000 Tainan Spinning Co Ltd 512
175,000 Taiwan Paiho Ltd 403
13,700 (b) Tama Home Co Ltd 382
29,600 Tamron Co Ltd 934
173,243 Tapestry, Inc 8,139
305,300 (a) Taylor Morrison Home Corp 21,450
18,792,398 Taylor Wimpey plc 41,337
3,032,000 TCL Electronics Holdings Ltd 2,212
92,932 (c) Technogym S.p.A 971
115,017 Tempur Sealy International, Inc 6,280
83,654 (c) Thule Group AB 2,554
285,844 Titan Co Ltd 13,036
5,490 Token Corp 434
70,188 Toll Brothers, Inc 10,843
66,101 Tomy Co Ltd 1,813
48,091 (a) TopBuild Corp 19,564
41,000 Topkey Corp 281
531,401 (a) Traeger, Inc 1,956
922,463 (a) Tri Pointe Homes, Inc 41,797
1,051,807 Trident Ltd 460
44,648 TTK Prestige Ltd 466

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
986,274 (a) Under Armour, Inc (Class C) $ 8,245
17,443 (a),(b) Universal Entertainment Corp 171
47,259 Vaibhav Global Ltd 176
82,419 Vardhman Textiles Ltd 465
37,252 Vedant Fashions Ltd 600
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 163
125,384 Vestel Elektronik Sanayi ve Ticaret AS. 236
52,655 VIP Industries Ltd 338
3,168,000 Viva Goods Company Ltd 233
100,900 Vivara Participacoes S.A. 499
74,700 Vulcabras Azaleia S.A. 231
33,213 Wacoal Holdings Corp 1,041
170,540 Welspun India Ltd 333
629,767 Whirlpool Corp 67,385
49,893 Whirlpool of India Ltd 1,363
1,053,500 Xtep International Holdings Ltd 805
2,106,000 Yamaha Corp 18,212
374,234 (a) YETI Holdings, Inc 15,355
107,409 (b) YIT Oyj 327
45,300 Yonex Co Ltd 673
17,645 Youngone Corp 543
4,197 Youngone Holdings Co Ltd 293
1,216,000 Yue Yuen Industrial Holdings 2,305
15,813 Zhejiang Supor Co Ltd 132
29,400 Zojirushi Corp 340
TOTAL CONSUMER DURABLES & APPAREL 2,342,946
CONSUMER SERVICES - 2.4%
283,912 (b) 888 Holdings plc 247
283,672 (c) AcadeMedia AB 1,885
793,135 Accor S.A. 34,477
198,858 ADT, Inc 1,438
6,802 (a) Afya Ltd 116
257,233 (a) Airbnb, Inc 32,620
6,789 Alamar Foods 142
400,600 Alsea SAB de C.V. 1,102
917,189 Amadeus IT Holding S.A. 66,425
109,000 Ambassador Hotel 214
2,549,196 Americana Restaurants International plc 1,840
67,715 (a) AmRest Holdings SE 407
47,786 (a) Ananti, Inc 186
367,164 Aramark 14,220
8,812,494 Arcos Dorados Holdings, Inc 76,845
455,729 Aristocrat Leisure Ltd 18,400
16,650 Ataa Educational Co 363
93,700 (a),(b) Atom Corp 465
22,600 (b) Atour Lifestyle Holdings Ltd (ADR) 586
71,833 (a),(b) Auction Technology Group plc 403
29,000 Bafang Yunji International Co Ltd 138
38,083 (a),(b),(c) Basic-Fit NV 993
787,921 Berjaya Sports Toto BHD 308
2,924,900 (a) Bloomberry Resorts Corp 422
491,060 Bloomin' Brands, Inc 8,117
91,319 Booking Holdings, Inc 384,647
723,581 Boyd Gaming Corp 46,780
79,608 (a) Bright Horizons Family Solutions, Inc 11,155
196,004 (a) Brinker International, Inc 15,000
238,000 Cafe de Coral Holdings Ltd 265
3,331,549 (a) Carnival Corp 61,567
518,097 (a) Carnival plc 8,540
212,358 (a) Cava Group, Inc 26,301
377,500 Central Plaza Hotel PCL 476
65,027 (a) Chalet Hotels Ltd 683

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
144,000 (b) China Chunlai Education Group Co Ltd $ 90
491,000 (b),(c) China East Education Holdings Ltd 188
849,000 China Education Group Holdings Ltd 590
1,836,000 China Travel International Inv HK 275
3,055,725 (a) Chipotle Mexican Grill, Inc (Class A) 176,071
8,960 (b) Choice Hotels International, Inc 1,167
234 (a) Chuy's Holdings, Inc 9
24,823 Cie des Alpes 393
1,569,900 (a) Cogna Educacao S.A. 369
2,007,070 Collins Foods Ltd 12,110
57,700 (b) Colowide Co Ltd 696
2,360,511 Compass Group plc 75,677
100,886 Corporate Travel Management Ltd 898
988,510 (a) Coursera, Inc 7,849
95,600 (b) Create Restaurants Holdings, Inc 752
30,200 Curves Holdings Co Ltd 160
334,828 Dalata Hotel Group plc 1,529
1,573,564 (a),(c) Deliveroo plc 3,250
176,825 (a),(c) Delivery Hero SE 7,156
71,800 (a),(b) Despegar.com Corp 890
248,061 (a) Devyani International Ltd 578
975,000 DigiPlus Interactive Corp 351
54,904 Domino's Pizza Enterprises Ltd 1,342
281,500 Domino's Pizza Group plc 1,130
93,070 (a) DoorDash, Inc 13,284
8,520 DoubleUGames Co Ltd 325
24,618 Doutor Nichires Holdings Co Ltd 395
35,900 (a),(b) DPC Dash Ltd 362
1,020,907 (a) DraftKings, Inc 40,020
44,350 (a) Duolingo, Inc 12,508
74,656 (a) Dutch Bros, Inc 2,391
322,000 (a),(b),(c) East Buy Holding Ltd 805
229,289 Easy Trip Planners Ltd 93
73,055 (a) eDreams ODIGEO S.A. 554
157,036 EIH Ltd 710
65,083 (a),(b),(c) Elior Group S.A. 264
5,197 (a),(b),(d) Empire Resorts, Inc 0 ^
613,601 Entain plc 6,269
2,018,200 Erawan Group PCL 281
1,590,000 (a) Everi Holdings, Inc 20,893
358,909 (c) Evolution AB 35,300
440,912 (a) Expedia Group, Inc 65,264
5,796 (a) Fattal Holdings 1998 Ltd 663
605,000 (a),(b) Fenbi Ltd 255
137,440 (b) Flight Centre Travel Group Ltd 2,116
83,240 (a) Flutter Entertainment plc 19,751
370,654 (a) Flutter Entertainment plc 87,160
87,093 Food & Life Cos Ltd 1,750
52,000 Formosa International Hotels Corp 334
275,740 (a) Frontdoor, Inc 13,233
1,149,000 Fu Shou Yuan International Group Ltd 666
18,499 Fuji Kyuko Co Ltd 356
5,400 (a) Fujio Food Group, Inc 50
5,100 (a) Fujita Kanko, Inc 346
2,019,030 G8 Education Ltd 1,975
1,848,608 Galaxy Entertainment Group Ltd 9,129
14,600 (a) GENDA,Inc 258
2,083,897 Genting BHD 2,134
2,772,581 Genting Malaysia BHD 1,628
5,095,712 Genting Singapore Ltd 3,454
46,000 Gourmet Master Co Ltd 132
20,039 (a) Grand Canyon Education, Inc 2,843

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
28,765 Grand Korea Leisure Co Ltd $ 274
340,732 Greggs plc 14,231
33,500 (a),(b) GSX Techedu, Inc (ADR) 131
221,814 H&R Block, Inc 14,096
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 328
1,538,776 (c) Haidilao International Holding Ltd 3,683
10,172 Hana Tour Service, Inc 392
42,789 Heiwa Corp 635
21,523 Herfy Food Services Co 159
19,537 (b) Hiday Hidaka Corp 368
463,151 Hilton Worldwide Holdings, Inc 106,756
42,628 (a),(b) HIS Co Ltd 499
94,583 Hollywood Bowl Group plc 392
233,000 Huangshan Tourism Development Co Ltd 183
83,037 Huazhu Group Ltd (ADR) 3,089
259,252 Humansoft Holding Co KSC 2,313
63,706 Hyatt Hotels Corp 9,696
59,500 (b) Ichibanya Co Ltd 432
263,208 (b) IDP Education Ltd 2,883
745,006 Indian Hotels Co Ltd 6,088
155,431 InterContinental Hotels Group plc 16,926
822,384 International Game Technology plc 17,517
174,007 (a) Intralot S.A.-Integrated Lottery Systems & Services 217
79,540 (a) Jahez International Co 517
724,000 (b),(c) Jiumaojiu International Holdings Ltd 454
372,723 Jollibee Foods Corp 1,788
302,565 Jubilant Foodworks Ltd 2,461
44,505 Jumbo Interactive Ltd 422
10,753 (a) Juniper Hotels Ltd 47
170,872 (a),(c) Just Eat Takeaway.com NV 2,561
54,380 Kangwon Land, Inc 704
13,270 (b) Kappa Create Co Ltd 155
173,253 Kindred Group plc 2,202
18,500 (b) Kisoji Co Ltd 311
38,000 KOMEDA Holdings Co Ltd 732
41,094 (b) Koshidaka Holdings Co Ltd 292
17,804 (b) Kura Sushi, Inc 467
600 Kustur Kusadasi Tur. End. AS. 53
51,766 (b) Kyoritsu Maintenance Co Ltd 868
95,175 (c) La Francaise des Jeux SAEM 3,916
2,000,566 Las Vegas Sands Corp 100,709
394,747 Laureate Education, Inc 6,557
20,066 Leejam Sports Co JSC 1,105
279,607 (a),(c) Lemon Tree Hotels Ltd 407
363,810 (a) Life Time Group Holdings, Inc 8,884
98,300 (b) LITALICO, Inc 855
39,682 (a) Lotte Tour Development Co Ltd 308
1,884,775 Lottery Corp Ltd 6,644
73,788 Lottomatica Group Spa 926
61,000 Lung Yen Life Service Corp 91
68,987 (a) Mahindra Holidays & Resorts India Ltd 321
144,273 Marriott International, Inc (Class A) 35,866
7,200 (b) Matsuyafoods Holdings Co Ltd 316
796,059 McDonald's Corp 242,408
17,605 (b) McDonald's Holdings Co Japan Ltd 839
151,586 Me Group International plc 394
5,998 MegaStudyEdu Co Ltd 204
4,045,133 (a),(c) Meituan 85,900
4,152,630 (a) Melco Crown Entertainment Ltd (ADR) 32,349
537,817 (a),(b) Melco International Development 352
358,953 (a) MGM Resorts International 14,031
2,813,600 Minor International PCL 2,463

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
192,553 (a) Mitchells & Butlers plc $ 765
222,400 MK Restaurants Group PCL 209
25,002 Monogatari Corp 679
16,000 (b) MOS Food Services, Inc 399
15,686 MTY Food Group, Inc 537
14,121 National Co for Learning & Education 796
430,500 (a),(b) Nayuki Holdings Ltd 104
616,240 New Oriental Education & Technology Group, Inc 4,703
61,234 NIIT Learning Systems Ltd 371
146,700 Ohsho Food Service Corp 2,918
294,890 OneSpaWorld Holdings Ltd 4,869
166,118 OPAP S.A. 2,951
4,861,366 Oriental Land Co Ltd 125,751
193,620 Papa John's International, Inc 10,430
41,856 Paradise Co Ltd 385
12,349 Pearson plc 168
125,019 (a),(b) Pierre & Vacances 197
59,664 (a) Planet Fitness, Inc 4,846
182,868 (a) Playtech PLC 1,839
11,836 (b) Pollard Banknote Ltd 239
289,860 (a) Potbelly Corp 2,417
139,854 Rank Group plc 168
703,900 Resorttrust, Inc 14,160
276,062 (a) Restaurant Brands Asia Ltd 365
255,453 Restaurant Brands International, Inc 18,433
914,020 (b) Restaurant Brands International, Inc 65,919
143,483 Round One Corp 1,100
335,870 Royal Caribbean Cruises Ltd 59,570
25,700 (b) Royal Holdings Co Ltd 443
1,656,660 (a) Rush Street Interactive, Inc 17,975
229,900 (a) Sabre Corp 844
23,000 Saizeriya Co Ltd 915
12,798,367 (a) Sands China Ltd 32,230
124,815 (a) Sapphire Foods India Ltd 532
106,382 (a),(b),(c) Scandic Hotels Group AB 739
121,591 (a) Seera Group Holding 778
97,788 Service Corp International 7,718
262,537 (a) Shake Shack, Inc 27,096
1,034,000 Shangri-La Asia Ltd 745
192,900 SISB PCL 210
2,107,000 (a),(b) SJM Holdings Ltd 829
29,143 SkiStar AB 473
174,882 Skylark Holdings Co Ltd 2,821
220,500 Smartfit Escola de Ginastica e Danca S.A. 868
85,353 Sodexho Alliance S.A. 6,998
416,375 Sol Melia S.A. 3,015
621,691 SSP Group PLC 1,326
2,032,901 (a) Star Entertainment Grp Ltd 413
3,383,788 Starbucks Corp 329,885
165,270 Strategic Education, Inc 15,296
67,034 Super Group SGHC Ltd 243
149,000 (a),(b) Super Hi International Holding Ltd 269
219,471 Taaleem Holdings PJSC 223
40,578 TAB Gida Sanayi Ve Ticaret AS. 164
3,687,859 TABCORP Holdings Ltd 1,283
172,083 (a) TAL Education Group (ADR) 2,037
92,556 Texas Roadhouse, Inc (Class A) 16,345
100,588 Thomas Cook India Ltd 244
1,085,000 Tianli Education International Holdings Ltd 712
13,385 (b) Tokyotokeiba Co Ltd 410
526,820 Tongcheng Travel Holdings Ltd 1,323
37,959 (b) Toridoll Holdings Corp 986

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
358,166 (a),(c) Trainline plc $ 1,588
896,219 Travelsky Technology Ltd 1,316
870,750 (a) Trip.com Group Ltd 52,392
487,781 (a) TUI AG. 3,724
297,175 (a) Webjet Group Ltd 205
297,175 (a),(b) Webjet Ltd 1,505
121,090 Wendy's Co 2,122
51,621 (a) Westlife Foodworld Ltd 581
64,497 (a) Wetherspoon (J.D.) plc 639
170,049 Whitbread plc 7,138
28,164 Wingstop, Inc 11,718
7,954 Wonderla Holidays Ltd 83
56,075 Wowprime Corp 391
260,932 Wyndham Hotels & Resorts, Inc 20,389
43,506,200 Wynn Macau Ltd 37,418
8,410 Wynn Resorts Ltd 806
217,700 YDUQS Participacoes S.A. 367
53,419 (b) Yoshinoya D&C Co Ltd 1,169
16,727 Young & Co's Brewery plc 204
182,935 Yum China Holdings, Inc 8,236
29,097 Yum! Brands, Inc 4,065
81,900 Zensho Co Ltd 4,538
5,617,739 (a) Zomato Ltd 18,285
TOTAL CONSUMER SERVICES 3,200,966
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
1,880,757 Abdullah Al Othaim Markets Co 5,972
458,813 Aeon Co Ltd 12,462
27,600 Aeon Hokkaido Corp 177
22,483 Ain Holdings, Inc 855
76,556 Al Meera Consumer Goods Co QSC 315
63,790 Albertsons Cos, Inc 1,179
27,877 Al-Dawaa Medical Services Co 711
2,255,829 (a),(b) Alibaba Health Information Technology Ltd 1,517
1,895,977 Alimentation Couche-Tard, Inc 104,819
12,676,391 Almacenes Exito S.A. 25,550
13,472 Almunajem Foods Co 432
27,379 Arcs Co Ltd 491
3,722,662 (a) Atacadao S.A. 6,321
138,079 (a),(c) Avenue Supermarts Ltd 8,396
301,793 (b) Axfood AB 8,506
44,220 Axial Retailing, Inc 290
8,300 Belc Co Ltd 373
551,600 Berli Jucker PCL 422
6,604 BGF retail Co Ltd 577
278,206 Bid Corp Ltd 7,129
394,797 BIM Birlesik Magazalar AS 5,729
184,760 BinDawood Holding Co 385
11,264 Carrefour S.A. 192
25,374 Casey's General Stores, Inc 9,533
103,854 (a),(b) Casino Guichard Perrachon S.A. 347
6,151 Cawachi Ltd 116
1,154,263 Cencosud S.A. 2,330
74,170 (a) Chefs' Warehouse, Inc 3,116
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd 37
30,099,494 (a) Cia Brasileira de Distribuicao 15,581
196,773 Clicks Group Ltd 4,521
1,029,218 Coles Group Ltd 12,831
136,986 Colruyt S.A. 6,377
32,400 Cosmos Pharmaceutical Corp 1,679
732,875 Costco Wholesale Corp 649,708
2,362,916 CP ALL plc 4,789
1,536,700 (d) CP Axtra PCL 1,552

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
20,900 Create SD Holdings Co Ltd $ 469
4,418 Daikokutenbussan Co Ltd 359
189,700 DFI Retail Group Holdings Ltd 412
19,157 (a),(c) Dino Polska S.A. 1,745
309,644 (c) Dis-Chem Pharmacies Ltd 680
16,397,216 (a) Distribuidora Internacional de Alimentacion S.A. 234
9,669 (a),(b) DocMorris AG. 428
168,076 Dollar General Corp 14,214
30,720 Dongsuh Cos, Inc 449
14,636 E-MART, Inc 661
116,752 Empire Co Ltd 3,568
305,629 Endeavour Group Ltd 1,057
53,148 Eurocash S.A. 131
19,900 Fuji Co Ltd 293
12,400 G-7 Holdings, Inc 145
13,400 Genky DrugStores Co Ltd 350
50,976 George Weston Ltd 8,556
163,506 GrainCorp Ltd-A 1,036
55,734 Great Tree Pharmacy Co Ltd 331
66,433 (a) Grocery Outlet Holding Corp 1,166
227,800 (a),(b) Grupo Comercial Chedraui S.a. DE C.V. 1,712
421,200 Grupo Mateus S.A. 573
34,485 GS Retail Co Ltd 559
6,100 Halows Co Ltd 178
71,125 (b) Hankyu Department Stores, Inc 1,027
21,858 Heiwado Co Ltd 365
119,724 (a) HelloFresh SE 1,227
2,770 Itochu-Shokuhin Co Ltd 139
34,152 J Sainsbury plc 135
466,050 (a),(c) JD Health International, Inc 2,035
1,634,585 Jeronimo Martins SGPS S.A. 32,097
16,723 Kato Sangyo Co Ltd 496
3,249 (b) Kesko Oyj (B Shares) 69
29,300 Kobe Bussan Co Ltd 914
19,661 Koninklijke Ahold Delhaize NV 679
36,302 Kusuri no Aoki Holdings Co Ltd 844
223,400 (b) La Comer SAB de C.V. 446
17,596 Life Corp 446
130,012 Loblaw Cos Ltd 17,311
11,776 M Yochananof & Sons Ltd 708
117,967 (a) Maplebear, Inc 4,806
1,553,186 Marks & Spencer Group plc 7,751
23,973 (b) MARR S.p.A. 321
527,500 (b) Matsumotokiyoshi Holdings Co Ltd 8,691
29,400 Maxvalu Tokai Co Ltd 653
40,870 (a) Medplus Health Services Ltd 327
738,123 Metcash Ltd 1,825
69,575 METRO AG. 377
181,995 Metro, Inc 11,504
5,014,800 Midi Utama Indonesia Tbk PT 159
73,969 Migros Ticaret AS 972
30,451 Nahdi Medical Co 1,068
35,903 (b) North West Co, Inc 1,363
415,774 (a) Ocado Group plc 2,144
782,344 Olam Group Ltd 682
101,200 (a) Performance Food Group Co 7,931
446,716 (b) Pick'n Pay Stores Ltd 668
401,200 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 740
474,195 President Chain Store Corp 4,410
740,700 Puregold Price Club, Inc 416
1,048,324 Raia Drogasil S.A. 4,905
6,203 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 346

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
12,054 (a),(c) Redcare Pharmacy NV $ 1,748
17,112 Retail Partners Co Ltd 163
726,550 Robinsons Retail Holdings, Inc 521
53,841 Ryoshoku Ltd 1,988
30,000 San-A Co Ltd 539
19,902,592 Sendas Distribuidora S.A. 27,291
4,790,092 Seven & I Holdings Co Ltd 72,128
1,766,910 Sheng Siong Group Ltd 2,103
9,911 (b) Shoei Foods Corp 320
209,057 Shoprite Holdings Ltd 3,571
670,141 Shufersal Ltd 5,959
197,600 (a),(b) Sipai Health Technology Co Ltd 159
11,072 Sligro Food Group NV 156
2,263,019 SMU S.A. 367
244,733 Sok Marketler Ticaret AS. 345
2,423,085 Sonae SPGS S.A. 2,560
142,134 SPAR Group Ltd 1,112
441,680 Spinneys 1961 Holding plc 191
83,388 Sugi Pharmacy Co Ltd 1,540
16,426,300 Sumber Alfaria Trijaya Tbk PT 3,428
1,609,000 (d) Sun Art Retail Group Ltd 370
402,200 Sundrug Co Ltd 11,901
29,191 Target Corp 4,550
24,359,742 Tesco plc 116,959
27,200 (a) Trial Holdings, Inc 661
28,900 Tsuruha Holdings, Inc 1,828
248,416 (a) United Natural Foods, Inc 4,178
41,650 (b) United Super Markets Holdings, Inc 246
78,670 (a) US Foods Holding Corp 4,838
24,194 Valor Co Ltd 373
246,275 Walgreens Boots Alliance, Inc 2,207
4,285,936 Wal-Mart de Mexico SAB de C.V. 12,880
9,778,412 Walmart, Inc 789,607
112,100 (b) Weis Markets, Inc 7,727
69,300 Welcia Holdings Co Ltd 985
962,135 Woolworths Ltd 22,109
13,100 Yaoko Co Ltd 889
41,730 Yifeng Pharmacy Chain Co Ltd 150
32,200 (b) Yokohama Reito Co Ltd 214
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,174,481
ENERGY - 4.2%
13,519,061 Adaro Energy Indonesia Tbk PT 3,403
320,122 Ades Holding Co 1,718
2,949,685 ADNOC Drilling Co PJSC 3,798
124,463 (a) Advantage Energy Ltd 870
111,057 Aegis Logistics Ltd 1,012
277,800 (b) Africa Oil Corp 359
991,990 Aker BP ASA 21,232
893,668 Aker Solutions ASA 3,442
6,406,200 AKR Corporindo Tbk PT 656
39,861 Aldrees Petroleum and Transport Services Co 1,420
202,348 Ampol Ltd 4,268
232,366 Antero Midstream Corp 3,497
506,406 (b) ARC Resources Ltd 8,560
677,233 Archrock, Inc 13,707
240,590 Ardmore Shipping Corp 4,355
423,634 (a) Athabasca Oil Corp 1,504
611,524 (b) Atlas Energy Solutions, Inc 13,331
14,134 (c) Avance Gas Holding Ltd 141
1,836,941 Baker Hughes Co 66,405
768,900 Bangchak Corp PCL 889
188,300 Bangchak Sriracha PCL (Foreign) 52

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
6,647,200 Banpu PCL (Foreign) $ 1,449
557,899 Baytex Energy Corp 1,667
1,244,923 Beach Petroleum Ltd 1,047
211,410 Berry Corp 1,087
1,362,323 Bharat Petroleum Corp Ltd 6,003
224,840 (b) Birchcliff Energy Ltd 948
18,743 (a) BLUENORD ASA 821
162,145 Borr Drilling Ltd 891
315,779 (a) Boss Energy Ltd 716
41,209,197 BP plc 214,928
250,352 Brava Energia 810
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
2,542,000 (a) Bumi Armada Bhd 290
44,109,300 (a) Bumi Resources Minerals Tbk PT 670
11,079 (a) BW Energy Ltd 24
70,456 (c) BW LPG Ltd 1,004
69,135 BW Offshore Ltd 186
971,616 Cameco Corp 46,404
1,203,901 Cameco Corp 57,513
1,933,717 Canadian Natural Resources Ltd 64,212
106,618 (b) Cardinal Energy Ltd 505
1,183,736 Cenovus Energy, Inc (Toronto) 19,798
193,250 (b) CES Energy Solutions Corp 1,069
2,145,000 (b) CGN Mining Co Ltd 447
288,444 ChampionX Corp 8,697
420,262 Cheniere Energy, Inc 75,580
139,566 Chennai Petroleum Corp Ltd 1,559
1,750,388 Chevron Corp 257,780
1,915,000 China Coal Energy Co 2,372
693,300 China Merchants Energy Shipping Co Ltd 790
2,249,122 China Oilfield Services Ltd 2,063
440,276 China Shenhua Energy Co Ltd - A 2,713
3,076,955 China Shenhua Energy Co Ltd - H 13,704
634,000 (b) China Shipping Development Co Ltd 768
172,077 Chord Energy Corp 22,410
113,109 Civitas Resources, Inc 5,731
987,800 CNOOC Energy Technology & Services Ltd 637
382,190 (a) CNX Resources Corp 12,448
1,591,960 Coal India Ltd 9,674
118 (a),(d),(e) Cobalt International Energy, Inc 0 ^
2,532,600 ConocoPhillips 266,632
19,649 Cool Co Ltd 221
984,804 Cosan SA Industria e Comercio 2,365
278,493 COSCO SHIPPING Energy Transportation Co Ltd 624
48,658 Cosmo Energy Holdings Co Ltd 2,684
842,216 Crescent Energy Co 9,222
98,671 (a) Crew Energy, Inc 524
266,000 (b) Dalipal Holdings Ltd 137
65,823 d'Amico International Shipping S.A. 419
4,524,778 Dana Gas PJSC 788
217,000 Dayang Enterprise Holdings BHD 121
580,601 (a) Deep Yellow Ltd 556
7,057 Delek Group Ltd 827
281,050 Delek US Holdings, Inc 5,270
1,914,868 (a),(b) Denison Mines Corp 3,483
2,345,700 Dialog Group Bhd 1,224
1,650,942 Diamondback Energy, Inc 284,622
41,952 (b) Diversified Energy Co plc 475
302,333 DNO International ASA 327
103,582 (a) DOF Group ASA 859
8,063,567 (a) Empire Energy Group Ltd 1,338
365,108 Empresas COPEC S.A. 2,444

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
1,850,626 Enbridge, Inc $ 75,177
2,434,101 ENEOS Holdings, Inc 13,327
95,821 Enerflex Ltd 571
116,988 Energean plc 1,411
1,168,600 (a),(d) Energy Earth PCL 0 ^
130,671 (a),(b) Energy Fuels, Inc 718
1 Energy Transfer LP 0 ^
47,246 (b) ENI S.p.A. 719
870,361 EOG Resources, Inc 106,993
63,900 EQT Corp 2,341
1,123,207 Equinor ASA 28,416
16,141 (a) Equital Ltd 544
7,574 Esso SA Francaise 994
38,147 Etablissements Maurel et Prom 201
179,590 Excelerate Energy, Inc 3,953
116,886 (b) Exxaro Resources Ltd 1,160
7,138,973 Exxon Mobil Corp 836,830
496,000 (a) Fission Uranium Corp 378
24,805 FLEX LNG Ltd 639
14,600 (a) Forum Energy Technologies, Inc 226
97,018 (b) Freehold Royalties Ltd 1,008
123,074 (b) Frontera Energy Corp 716
108,927 Frontline plc 2,473
9,543 Galp Energia SGPS S.A. 179
27,058 Gaztransport Et Technigaz S.A. 3,826
128,511 (b) Gibson Energy, Inc 2,110
433,610 Golar LNG Ltd 15,940
783,070 (b) Granite Ridge Resources, Inc 4,651
86,207 Great Eastern Shipping Co Ltd 1,237
931,786 Guanghui Energy Co Ltd 950
42,506 Gujarat Mineral Development Corp Ltd 183
843,123 Gulf International Services QSC 751
11,740 (a) Gulfport Energy Operating Corp 1,777
929,340 Hafnia Ltd 6,599
504,780 (a) Hallador Energy Co 4,760
36,827 Halliburton Co 1,070
3,533,834 Harbour Energy plc 12,604
1,609,500 (a) Harum Energy Tbk PT 147
20,185 HD Hyundai Co Ltd 1,178
172,136 (b) Headwater Exploration, Inc 806
207,710 (a) Helix Energy Solutions Group, Inc 2,306
73,692 Hellenic Petroleum S.A. 572
571,579 Hess Corp 77,620
99,800 HF Sinclair Corp 4,448
1,029,940 Hibiscus Petroleum Bhd 502
831,132 Hindustan Petroleum Corp Ltd 4,361
119,172 Hunting plc 601
824,624 Idemitsu Kosan Co Ltd 5,980
172,401 Imperial Oil Ltd 12,129
2,610,422 Indian Oil Corp Ltd 5,610
1,595,100 Indika Energy Tbk PT 180
869,400 Indo Tambangraya Megah Tbk PT 1,520
217,200 Inner Mongolia Dian Tou Energy Corp Ltd 608
1,091,700 Inner Mongolia Yitai Coal Co 2,329
159,870 (a) Innovex International, Inc 2,347
797,800 Inpex Holdings, Inc 10,801
67,146 (a) International Petroleum Corp 793
210,420 International Seaways, Inc 10,849
6,302,686 IRPC PCL (Foreign) 342
137,350 Itochu Enex Co Ltd 1,501
140,088 Iwatani International Corp 2,022
761,385 Japan Petroleum Exploration Co 5,567

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
1,948,762 (a) John Wood Group plc $ 3,310
578,486 Karoon Energy Ltd 624
3,065,914 (a) Kelt Exploration Ltd 14,191
194,110 (b) Keyera Corp 6,052
243,092 Kinder Morgan, Inc 5,370
3,192,000 Kinetic Development Group Ltd 587
53,003 Koninklijke Vopak NV 2,460
1,429,890 Marathon Oil Corp 38,078
632,778 Marathon Petroleum Corp 103,086
658,575 Matador Resources Co 32,547
55,262 (a) Mattr Corp 579
5,448,300 Medco Energi Internasional Tbk PT 457
294,160 MEG Energy Corp 5,527
19,300 Mitsuuroko Co Ltd 236
52,030 (b) Modec, Inc 1,249
470,538 MOL Hungarian Oil & Gas plc 3,520
47,967 Motor Oil Hellas Corinth Refineries S.A. 1,137
306,222 Murphy Oil Corp 10,332
691,975 (b) Neste Oil Oyj 13,444
44,637 (b) New Fortress Energy, Inc 406
414,335 (b) New Hope Corp Ltd 1,486
187,040 (a) Newpark Resources, Inc 1,296
3,697,270 (a),(b) NexGen Energy Ltd 24,112
478,751 Noble Corp plc 17,302
1,291,980 (b) Nordic American Tankers Ltd 4,742
19,889 North American Construction Group Ltd 372
623,354 Northern Oil and Gas, Inc 22,073
1,496,621 NOV, Inc 23,901
128,634 (a),(b) NuVista Energy Ltd 1,058
57,401 (a),(b) Obsidian Energy Ltd 319
38,130 Occidental Petroleum Corp 1,965
66,464 Odfjell Drilling Ltd 321
650,427 Offshore Oil Engineering Co Ltd 538
308,075 Oil India Ltd 2,134
1,990,240 Oil Refineries Ltd 514
42,740 (a) Oil States International, Inc 197
3,040 OMV AG. 130
56,710 ONEOK, Inc 5,168
166,780 Ovintiv, Inc 6,389
227,847 (a) Paladin Resources Ltd 1,819
226,360 (a) Par Pacific Holdings, Inc 3,984
63,930 (b) Paramount Resources Ltd (Class A) 1,246
939,606 Parex Resources, Inc 8,337
118,400 Parkland Corp 3,052
66,493 (b) Pason Systems, Inc 655
515,620 Patterson-UTI Energy, Inc 3,944
6,960 Paz Oil Co Ltd 732
492,538 (b) Pembina Pipeline Corp 20,303
12,834,652 Permian Resources Corp 174,680
3,383,600 Petro Rio S.A. 26,913
3,391,895 Petroleo Brasileiro S.A. 24,451
8,731,727 Petroleo Brasileiro S.A. (Preference) 57,718
246,780 Petronas Dagangan BHD 1,069
668,162 Petronet LNG Ltd 2,726
124,500 Petroreconcavo S.A. 405
515,500 (b) PetroTal Corp 244
145,256 (b) Peyto Exploration & Development Corp 1,654
288,121 Phillips 66 37,874
286,900 Pingdingshan Tianan Coal Mining Co Ltd 444
544,980 Polski Koncern Naftowy Orlen S.A. 7,910
100,100 (a),(d) Poseidon Concepts Corp 1
166,034 (b) PrairieSky Royalty Ltd 3,375

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
10,446 (a) Precision Drilling Corp $ 643
961,500 Prima Marine PCL 257
80,168,000 (a) PT Bumi Resources Tbk 646
3,252,100 PT Tambang Batubara Bukit Asam Tbk 661
617,706 PT United Tractors Tbk 1,109
1,512,648 PTT Exploration & Production PCL 6,170
9,905,609 PTT PCL 10,441
553,739 Qatar Fuel QSC 2,319
2,516,433 Qatar Gas Transport Co Ltd 3,006
59,174,325 Raizen S.A. 33,673
10,051,722 Reliance Industries Ltd 353,649
271,996 Repsol YPF S.A. 3,587
92,430 (a) Rex American Resources Corp 4,279
64,700 (a),(b) Sable Offshore Corp 1,529
936,461 (a) Saipem S.p.A 2,069
37,452 San-Ai Oil Co Ltd 511
2,749,494 Santos Ltd 13,322
13,419,299 (c) Saudi Arabian Oil Co 97,041
176,051 SBM Offshore NV 3,218
613,507 Schlumberger Ltd 25,737
6,768 Schoeller-Bleckmann Oilfield Equipment AG. 217
7,580 (a) Seadrill Ltd 301
157,564 Secure Energy Services, Inc 1,425
2,437,400 Semirara Mining & Power Corp 1,414
205,512 Serica Energy plc 368
50 (a),(d) Serval Integrated Energy Services 0 ^
428,130 SFL Corp Ltd 4,953
649,038 Shaanxi Coal Industry Co Ltd 2,523
419,450 Shan XI Hua Yang Group New Energy Co Ltd 503
254,186 Shanxi Lu'an Environmental Energy Development Co Ltd 633
430,899 Shanxi Xishan Coal & Electricity Power Co Ltd 583
11,911,762 Shell plc 386,438
752,924 Shell plc (ADR) 49,655
5,438,000 Sinopec Kantons Holdings Ltd 3,188
7,350 SK Discovery Co Ltd 194
1,232 SK Gas Ltd 161
27,084 (a) SK Innovation Co Ltd 2,426
258,180 SM Energy Co 10,319
43,565 S-Oil Corp 2,044
272,230 (b) Solaris Oilfield Infrastructure, Inc 3,474
210,240 (a) Southwestern Energy Co 1,495
102,951 (a),(b) Spartan Delta Corp 281
220,688 Stanmore Resources Ltd 485
1,735,500 Star Petroleum Refining PCL 380
177,881 Subsea 7 S.A. 2,872
1,709,026 Suncor Energy, Inc 63,082
80,637 (b) Surge Energy, Inc 360
429,217 (b) Tamarack Valley Energy Ltd 1,241
72,630 (a),(b) Tamboran Resources Corp 1,476
51,151,618 (a) Tamboran Resources Ltd 5,305
34,522 Targa Resources Corp 5,110
881,782 (b) TC Energy Corp 41,916
1,516,679 Technip Energies NV 36,647
585,468 TechnipFMC plc 15,357
39,579 (a) Tecnicas Reunidas S.A. 524
602,408 (a) Teekay Corp 5,542
23,600 Teekay Tankers Ltd 1,375
9,717 Tenaris S.A. 154
305,440 (a) Tetra Technologies, Inc 947
12,875 Texas Pacific Land Corp 11,391
154,440 TGS Nopec Geophysical Co ASA 1,451
1,456,132 Thai Oil PCL 2,324

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
107,682 Thungela Resources Ltd $ 684
212,254 (b) Topaz Energy Corp 4,057
187,745 TORM plc 6,387
3,114,752 (b) Total S.A. 202,257
283,945 Tourmaline Oil Corp 13,187
161,403 Trican Well Service Ltd 569
1,049,123 (a),(b) Tullow Oil plc 300
907,926 Turkiye Petrol Rafinerileri AS 4,120
613,961 Ultrapar Participacoes S.A. 2,390
6,476,000 (b) United Energy Group Ltd 320
2,066,551 Valero Energy Corp 279,046
935,924 (a),(b) Vallourec S.A. 14,189
15,626 VERBIO Vereinigte BioEnergie AG. 326
440,754 Veren, Inc 2,715
123,691 (b) Vermilion Energy, Inc 1,207
69,344 Viper Energy Partners LP 3,128
272,829 (a),(b) Vital Energy, Inc 7,339
110,130 (b) Vitesse Energy, Inc 2,645
852,185 (c) Viva Energy Group Ltd 1,719
61,599 Weatherford International plc 5,231
473,404 (b) Whitecap Resources, Inc 3,535
617,976 Whitehaven Coal Ltd 3,065
118,020 Williams Cos, Inc 5,388
2,455,202 Woodside Energy Group Ltd 42,321
153,350 World Fuel Services Corp 4,740
292,100 (b) Yancoal Australia Ltd 1,236
111,233 Yantai Jereh Oilfield Services Group Co Ltd 519
3,023,502 (b) Yanzhou Coal Mining Co Ltd 4,256
389,788 Yanzhou Coal Mining Co Ltd (Class A) 924
1,123,560 Yinson Holdings BHD 730
TOTAL ENERGY 5,463,429
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
1,661,714 (b) Abacus Property Group 1,417
954,917 Abacus Storage King 874
611 Activia Properties, Inc 1,388
481 Advance Logistics Investment Corp 406
1,089 Advance Residence Investment Corp 2,548
240,725 (b) Aedifica S.A. 16,860
1,370 AEON REIT Investment Corp 1,254
109,093 (b) Agree Realty Corp 8,218
396,922 AIMS AMP Capital Industrial REIT 407
132,094 Al Rajhi REIT 307
234,554 Alexander & Baldwin, Inc 4,503
123,042 Alexandria Real Estate Equities, Inc 14,611
50,980 Allied Properties Real Estate Investment Trust 762
24,440 Alpine Income Property Trust, Inc 445
3,578 (b) Altarea SCA 429
589,860 American Assets Trust, Inc 15,761
759,580 American Healthcare REIT, Inc 19,825
1,083,497 American Homes 4 Rent 41,595
1,036,771 American Tower Corp 241,111
448,249 Americold Realty Trust, Inc 12,672
888,721 Apple Hospitality REIT, Inc 13,198
583,200 AREIT, Inc 381
309,902 Arena REIT 889
130,574 Armada Hoffler Properties, Inc 1,414
35,930 Artis Real Estate Investment Trust 213
3,346,178 Ascendas REIT 7,410
2,501,330 Assura plc 1,419
367,164 AvalonBay Communities, Inc 82,704
1,297,996 Axis Real Estate Investment Trust 578
565,957 Balanced Commercial Property Trust Ltd 720

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
186,244 Big Yellow Group plc $ 3,157
18,210 Boardwalk REIT 1,153
7,232 Boston Properties, Inc 582
788,054 British Land Co plc 4,592
313,231 Brixmor Property Group, Inc 8,727
182,001 Broadstone Net Lease, Inc 3,449
124,376 (c) Brookfield India Real Estate Trust 423
29,199 BSR Real Estate Investment Trust 414
449,058 Bunnings Warehouse Property Trust 1,163
273,288 (b) Camden Property Trust 33,759
69,994 Canadian Apartment Properties REIT 2,846
1,733,761 CapitaLand Ascott Trust 1,314
5,021,565 CapitaMall Trust 8,254
1,047,787 CapitaRetail China Trust 695
85,700 CareTrust REIT, Inc 2,645
48,769 Carmila S.A. 969
802,868 CDL Hospitality Trusts 638
53,070 Centerspace 3,740
505,914 Centuria Capital Group 727
411,051 Centuria Industrial REIT 907
325,189 Centuria Office REIT 286
1,447,883 Charter Hall Group 15,912
510,806 Charter Hall Long Wale REIT 1,407
286,479 Charter Hall Social Infrastructure REIT 562
127,021 Choice Properties Real Estate Investment Trust 1,421
130,049 CLS Holdings plc 162
27,236 Cofinimmo 2,000
540 Comforia Residential REIT, Inc 1,220
846,014 Concentradora Fibra Danhos S.A. de C.V. 905
692,540 (b) Corporate Office Properties Trust 21,005
103,841 Cousins Properties, Inc 3,061
496 CRE Logistics REIT, Inc 515
93,407 Crombie REIT 1,094
239,300 Cromwell European Real Estate Investment Trust 428
1,316,575 Cromwell Group 410
687,560 Crown Castle, Inc 81,565
40,919 CT Real Estate Investment Trust 481
163,260 (b) CTO Realty Growth, Inc 3,105
58,254 CubeSmart 3,136
338,366 Custodian Property Income Reit plc 388
1,686 Daiwa House REIT Investment Corp 2,766
450 Daiwa Office Investment Corp 948
1,581 Daiwa Securities Living Investments Corp 1,071
227,385 Derwent London plc 7,302
199,459 Dexus Industria REIT 399
209,388 Dexus Property Group 1,093
726,800 Digital Core REIT Management Pte Ltd 447
297,483 Digital Realty Trust, Inc 48,142
92,870 Diversified Healthcare Trust 389
103,779 Dream Industrial Real Estate Investment Trust 1,108
437,000 (a),(d) Eagle Hospitality Trust 4
231,324 EastGroup Properties, Inc 43,216
685,737 Embassy Office Parks REIT 3,191
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 613
457,377 Empiric Student Property plc 596
54,550 EPR Properties 2,675
82,295 Equinix, Inc 73,048
664,877 (b) Equites Property Fund Ltd 555
15,498 (a) Equity Commonwealth 308
1,186,978 Equity Lifestyle Properties, Inc 84,679
34,707 Equity Residential 2,584
115,908 ESR Kendall Square REIT Co Ltd 442

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,348,962 ESR-LOGOS REIT $ 1,207
319,403 (b) Essential Properties Realty Trust, Inc 10,908
6,538 (b) Essex Property Trust, Inc 1,931
32,300 Eurocommercial Properties NV 895
265,853 Extra Space Storage, Inc 47,904
933,805 Far East Hospitality Trust 465
23,030 Federal Realty Investment Trust 2,648
1,676,001 (c) FIBRA Macquarie Mexico 2,680
2,442,997 Fibra Uno Administracion S.A. de C.V. 2,844
825,476 First Capital Real Estate Investment Trust 11,444
198,338 First Industrial Realty Trust, Inc 11,103
1,449 Fonciere Des Regions 88
1,147,000 Fortune Real Estate Investment Trust 651
167,910 Franklin Street Properties Corp 297
837,577 Frasers Centrepoint Trust 1,497
690,600 Frasers Hospitality Trust 252
2,488,945 Frasers Logistics & Commercial Trust 2,218
370 Frontier Real Estate Investment Corp 1,096
480 Fukuoka REIT Corp 490
290,571 Gaming and Leisure Properties, Inc 14,950
97,248 Gecina S.A. 11,197
1,012 Global One Real Estate Investment Corp 699
3,315 GLP J-Reit 3,064
1,293,397 Goodman Group 32,993
903,411 Goodman Property Trust 1,179
1,614,158 GPT Group 5,535
25,439 Granite REIT 1,535
8,225,977 Great Portland Estates plc 39,152
789,313 Growthpoint Properties Australia Ltd 1,452
2,546,084 Growthpoint Properties Ltd 2,068
97,862 H&R Real Estate Investment Trust 828
49,040 Hamborner REIT AG. 362
327,318 Hammerson plc 1,391
407 Hankyu Reit, Inc 351
357,789 Healthcare Realty Trust, Inc 6,494
321,040 (b) HealthCo REIT 258
603,239 Healthpeak Properties, Inc 13,796
741 Heiwa Real Estate REIT, Inc 668
214,523 HMC Capital Ltd 1,207
896,843 (a),(d) Home Reit plc 1
12,615,346 HomeCo Daily Needs REIT 10,815
205 (b) Hoshino Resorts REIT, Inc 701
1,041,593 Host Hotels & Resorts Inc 18,332
1,249 Hulic Reit, Inc 1,208
259,138 Hyprop Investments Ltd 690
32,194 ICADE 955
840 Ichigo Office REIT Investment Corp 487
252,563 Impact Healthcare Reit plc 312
17,745 (b) Independence Realty Trust, Inc 364
1,651 Industrial & Infrastructure Fund Investment Corp 1,376
1,648,286 Ingenia Communities Group 5,695
1,134,559 Inmobiliaria Colonial Socimi S.A. 7,863
4,153 (b) Innovative Industrial Properties, Inc 559
52,779 InterRent Real Estate Investment Trust 496
5,920 Invincible Investment Corp 2,564
32,474 (b) Invitation Homes, Inc 1,145
306,705 Irish Residential Properties REIT plc 307
199,629 Iron Mountain, Inc 23,722
277,657 (a) Is Gayrimenkul Yatirim Ortakligi AS 143
163,994 Jadwa REIT Saudi Fund 505
942 Japan Excellent, Inc 799
3,628 Japan Hotel REIT Investment Corp 1,809

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
691 (b) Japan Logistics Fund Inc $ 1,318
657 Japan Prime Realty Investment Corp 1,594
1,089 (b) Japan Real Estate Investment Corp 4,329
4,874 Japan Retail Fund Investment Corp 3,272
148,633 JR Global Reit 402
3,042 Kenedix Realty Investment Corp 3,205
1,067,317 Keppel DC REIT 1,799
1,577,191 Keppel REIT 1,169
1,357,447 Killam Apartment REIT 21,068
6,288 Kilroy Realty Corp 243
6,689,109 Kimco Realty Corp 155,321
227,380 Kite Realty Group Trust 6,039
1,472,099 Kiwi Property Group Ltd 863
296,623 Klepierre 9,719
59,696 (b) Lamar Advertising Co 7,975
83,653 Land Securities Group plc 729
38,180 Lar Espana Real Estate Socimi S.A. 342
1,510 LaSalle Logiport REIT 1,509
1,522,844 Lendlease Global Commercial REIT 716
41,096 (b) Lineage, Inc 3,221
2,269,427 Link REIT 11,314
6,047,536 LondonMetric Property plc 16,627
94,286 LOTTE Reit Co Ltd 256
832,030 Mack-Cali Realty Corp 14,860
1,914,727 Macquarie CountryWide Trust 4,764
1,722,747 Mapletree Industrial Trust 3,255
2,524,600 Mapletree Logistics Trust 2,866
1,692,400 (b) Mapletree Pan Asia Commercial Trust 1,943
116,503 (b) Medical Properties Trust, Inc 682
70,226 Mercialys S.A 948
302,345 Merlin Properties Socimi S.A. 3,833
10,065 Mid-America Apartment Communities, Inc 1,599
187,809 (c) Mindspace Business Parks REIT 797
12,830 (c) Minto Apartment Real Estate Investment Trust 160
1,629 (b) Mirai Corp 495
3,324,854 Mirvac Group 4,918
400 Mitsubishi Estate Logistics REIT Investment Corp 1,029
838 Mitsui Fudosan Logistics Park, Inc 2,476
11,269 (b) Montea NV 937
15,438 Morguard North American Residential REIT 220
1,260 Mori Hills REIT Investment Corp 1,116
1,899 Mori Trust Sogo Reit, Inc 862
22,080 (b) National Health Investors, Inc 1,856
356,856 National Storage Affiliates Trust 17,200
8,358,723 (b) National Storage REIT 14,653
419,100 (b) NETSTREIT Corp 6,928
50,400 NexPoint Diversified Real Estate Trust 315
986 NexPoint Residential Trust, Inc 43
392 Nippon Accommodations Fund, Inc 1,744
6,500 Nippon Building Fund, Inc 5,956
1,932 Nippon ProLogis REIT, Inc 3,309
361 NIPPON REIT Investment Corp 814
3,103 Nomura Real Estate Master Fund, Inc 3,096
86,648 NorthWest Healthcare Properties Real Estate Investment Trust 364
63,410 Omega Healthcare Investors, Inc 2,581
209 One REIT, Inc 361
2,287 Orix JREIT, Inc 2,443
811,458 PARAGON REIT 581
87,381 (b) Park Hotels & Resorts, Inc 1,232
301,624 Parkway Life Real Estate Investment Trust 985
573,400 Pavilion Real Estate Investment Trust 200
520,697 Picton Property Income Ltd 519

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
199,320 Piedmont Office Realty Trust, Inc $ 2,013
37,460 Plymouth Industrial REIT, Inc 847
1,098 Premier Investment Co 877
271,323 Primaris REIT 3,280
1,216,163 Primary Health Properties plc 1,665
778,106 ProLogis Property Mexico S.A. de C.V. 2,545
3,710,524 Prologis, Inc 468,565
361,390 PRS REIT PLC 496
140,134 Public Storage, Inc 50,991
101,272 Rayonier, Inc 3,259
807,044 Realty Income Corp 51,183
7,773,133 Redefine Properties Ltd 2,245
262,266 Regency Centers Corp 18,943
910,096 Region RE Ltd 1,433
160,513 Reit  Ltd 651
766,429 Resilient REIT Ltd 2,606
8,018 Retail Estates NV 585
711,083 (b) Rexford Industrial Realty, Inc 35,775
430,449 (a) Reysas Gayrimenkul Yatirim Ortakligi AS. 153
113,921 RioCan Real Estate Investment Trust 1,717
639,167 RLJ Lodging Trust 5,868
296,055 Rural Funds Group 406
208,443 Ryman Hospitality Properties, Inc 22,353
596,351 Sabra Health Care REIT, Inc 11,098
226,565 Safestore Holdings plc 2,729
350 Samty Residential Investment Corp 245
493,300 Sasseur REIT 276
35,710 Saul Centers, Inc 1,498
110,481 SBA Communications Corp 26,593
4,390,969 Scentre Group 11,038
104,928 Segro plc 1,230
3,280 Sekisui House Reit, Inc 1,737
176,095 Sella Capital Real Estate Ltd 345
4,359,909 Shaftesbury Capital plc 8,600
22,584 Shurgard Self Storage Ltd 1,058
995,468 Simon Property Group, Inc 168,254
101,462 SK REITs Co Ltd 399
308,609 (b) SL Green Realty Corp 21,482
256,664 Slate Grocery REIT 2,668
363,932 SmartCentres REIT 7,161
495 SOSiLA Logistics REIT, Inc 400
809,040 STAG Industrial, Inc 31,625
2,869 Star Asia Investment Corp 1,065
1,275,029 Starhill Global REIT 541
474,018 Stockland Trust Group 1,710
1,429,417 Summit Hotel Properties, Inc 9,806
59,682 Sun Communities, Inc 8,066
21,800 Sunstone Hotel Investors, Inc 225
1,886,200 Suntec Real Estate Investment Trust 1,949
1,202,600 Sunway Real Estate Investment Trust 497
1,127,324 Supermarket Income Reit plc 1,131
640 Takara Leben Real Estate Investment Corp 393
72,000 Tanger Factory Outlet Centers, Inc 2,389
578,784 Target Healthcare REIT plc 695
15,718 Terreno Realty Corp 1,050
152,400 TF Administradora Industrial S de RL de C.V. 294
722 Tokyu REIT, Inc 779
131,205 Torunlar Gayrimenkul Yatirim Ortakligi AS 194
16,761,544 Tritax Big Box REIT plc 35,775
11,510 (c) Tritax EuroBox plc 11
685,750 UMH Properties, Inc 13,489
2,440 Unibail-Rodamco-Westfield 214

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
301,416 Unite Group plc $ 3,796
2,422 United Urban Investment Corp 2,329
13,250 Universal Health Realty Income Trust 606
429,085 Urban Logistics REIT plc 724
9,197 Vastned Retail NV 247
506,063 Ventas, Inc 32,454
2,553,023 VICI Properties, Inc 85,041
2,993,525 Vicinity Ltd 4,561
705,481 Vukile Property Fund Ltd 746
377,759 Warehouse REIT plc 444
448,695 Warehouses De Pauw CVA 11,973
388,033 Washington REIT 6,826
516,871 Waypoint REIT Ltd 940
354,904 Welltower, Inc 45,438
29,828 Wereldhave NV 494
538,198 Weyerhaeuser Co 18,223
107,965 Workspace Group plc 936
23,434 Xior Student Housing NV 882
1,991,000 (b) Yuexiu Real Estate Investment Trust 300
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 292
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,950,144
FINANCIAL SERVICES - 6.0%
102,900 360 Finance, Inc (ADR) 3,067
95,343 360 ONE WAM Ltd 1,182
207,279 3i Group plc 9,182
43,242 (a) Aavas Financiers Ltd 937
1,309,877 Abrdn plc 2,859
219,300 Acom Co Ltd 586
29,211 Aditya Birla Sun Life Asset Management Co Ltd 251
96,704 (a),(c) Adyen NV 151,402
355,100 AEON Financial Service Co Ltd 3,131
65,800 Aeon Thana Sinsap Thailand PCL 288
28,480 (b) AFC Gamma, Inc 291
20,919 Affiliated Managers Group, Inc 3,719
158,842 (a) Affirm Holdings, Inc 6,484
505,875 (b) AGNC Investment Corp 5,291
263,100 Aiful Corp 594
9,300 (a),(b) Aizawa Securities Co Ltd 115
248,151 AJ Bell plc 1,491
843,932 Al Waha Capital PJSC 350
961,522 Allfunds Group PLC 5,917
214,449 Ally Financial, Inc 7,632
28,624 Alpha Group International plc 846
871,018 Amanat Holdings PJSC 282
105,300 (b) A-Mark Precious Metals, Inc 4,650
1,779,888 American Express Co 482,706
339,825 Ameriprise Financial, Inc 159,653
2,224,896 AMP Ltd 2,044
1,280 (c) Amundi S.A. 96
10,121 Anand Rathi Wealth Ltd 474
34,099 Angel One Ltd 1,043
358,462 (c) Anima Holding S.p.A 2,180
335,929 Annaly Capital Management, Inc 6,742
26,492 Antin Infrastructure Partners S.A. 353
505,125 Apollo Global Management, Inc 63,095
141,853 Aptus Value Housing Finance India Ltd 605
31,412 Ares Management Corp 4,895
195,268 Arzan Financial Group for Financing & Investment KPSC 132
363,608 Ashmore Group plc 999
177,440 Australian Stock Exchange Ltd 7,826
97,467 (b) Avanza Bank Holding AB 2,417
83,760 Azimut Holding S.p.A. 2,166

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
2,260,129 B3 SA-Brasil Bolsa Balcao $ 4,443
153,000 (a),(c) Bairong, Inc 201
112,124 Bajaj Finance Ltd 10,302
154,283 Bajaj Finserv Ltd 3,634
22,207 Bajaj Holdings & Investment Ltd 2,783
48,146 Banca Generali SpA 2,160
16,093 Banca IFIS S.p.A. 393
1,083,440 Banca Mediolanum S.p.A 13,685
5,789,554 Banco BTG Pactual S.A. - Unit 35,358
1,691,100 Bangkok Commercial Asset Management PCL 506
4,290,723 Bank of New York Mellon Corp 308,331
348,364 (a),(d) BBI EPS Ltd 2
1,444,894 (a) Berkshire Hathaway, Inc 665,027
1,006,093 (c) BFF Bank S.p.A 11,040
5,541,800 BFI Finance Indonesia Tbk PT 381
145,680 BGC Group, Inc 1,337
179,891 BlackRock, Inc 170,808
305,478 Blackstone, Inc 46,778
1,670,987 (a) Block, Inc 112,173
343,957 Blue Owl Capital, Inc 6,659
63,400 BOC International China Co Ltd 113
288,000 Bolsa Mexicana de Valores SAB de C.V. 465
195,046 Boursa Kuwait Securities Co KPSC 1,300
195,152 Bridgepoint Group Holdings Ltd 899
323,175 Brightsphere Investment Group, Inc 8,209
306,523 (b) Brookfield Asset Management Ltd 14,492
1,175,712 (a) Brookfield Corp 62,443
51,567 BSE Ltd 2,265
131,206 Bure Equity AB 5,331
148,021 Burford Capital Ltd 1,958
470,500 Bursa Malaysia BHD 1,086
128,452 Caitong Securities Co Ltd 158
65,294 Can Fin Homes Ltd 695
306,812 (b) Canaccord Financial, Inc 2,039
217,997 Cannae Holdings, Inc 4,155
216,670 (a) Cantaloupe, Inc 1,603
178 Capital One Financial Corp 27
1,257,000 Capital Securities Corp 859
37,718 Carlyle Group, Inc 1,624
17,646 Cboe Global Markets, Inc 3,615
23,880 (b) Cembra Money Bank AG. 2,230
44,162 Central Depository Services India Ltd 757
131,700 Century Leasing System, Inc 1,484
588,103 Chailease Holding Co Ltd 3,025
606,910 Challenger Financial Services Group Ltd 2,710
77,264 Changjiang Securities Co Ltd 79
5,027,848 Charles Schwab Corp 325,855
647,000 China Bills Finance Corp 306
896,000 China Everbright Ltd 583
5,281,459 China Galaxy Securities Co Ltd 4,882
172,650 China Galaxy Securities Co Ltd (Class A) 374
43,500 China Great Wall Securities Co Ltd 57
55,000 China International Capital Corp Ltd 299
635,337 (c) China International Capital Corp Ltd 1,118
167,636 China Merchants Securities Co Ltd 460
9,355 (a) Choice International Ltd 52
76,922 Cholamandalam Financial Holdings Ltd 1,876
167,454 Cholamandalam Investment and Finance Co Ltd 3,214
177,699 (b) CI Financial Corp 2,419
2,271,965 CITIC Securities Co Ltd 5,912
338,516 CITIC Securities Co Ltd (Class A) 1,295
73,888 (c) CMC Markets plc 309

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
61,779 CME Group, Inc $ 13,632
133,863 (a) Coinbase Global, Inc 23,850
206,730 Compass Diversified Trust 4,575
1,850,492 Corebridge Financial, Inc 53,960
226,197 Coronation Fund Managers Ltd 512
39,244 (a) Corpay, Inc 12,274
149,223 Creades AB 1,223
4,262 (a) Credit Acceptance Corp 1,890
55,545 Credit Corp Group Ltd 594
119,200 Credit Saison Co Ltd 2,991
44,826 CreditAccess Grameen Ltd 640
14,441 CRISIL Ltd 803
120,625 CSC Financial Co Ltd 455
1,496,000 CSSC Hong Kong Shipping Co Ltd 330
662,501 (a) CVC Capital Partners plc 14,801
24,277 Daishin Securities Co Ltd 303
28,638 Daishin Securities Co Ltd PF 337
1,228,600 (b) Daiwa Securities Group, Inc 8,714
17,593 Daou Technology, Inc 249
38,948 Deutsche Bank AG. (Registered) 674
146,810 Deutsche Boerse AG. 34,466
102,748 (c) Deutsche Pfandbriefbank AG. 684
106,000 Diamond Biofund, Inc 135
95,142 Discover Financial Services 13,347
69,025 Dongxing Securities Co Ltd 106
38,070 (a) Donnelley Financial Solutions, Inc 2,506
1,641,428 Dubai Financial Market PJSC 585
419,266 East Money Information Co Ltd 1,194
41,006,865 Edelweiss Financial Services Ltd 69,442
240,360 Edenred 9,104
74,818 EFG International 1,006
499,081 E-Finance for Digital & Financial Investments 235
25,886 eGuarantee, Inc 256
661,776 (a) Egyptian Financial Group-Hermes Holding 335
372,342 Enact Holdings, Inc 13,527
13,100 (a) Enova International, Inc 1,098
358,528 EQT AB 12,308
447,906 Equitable Holdings, Inc 18,825
116,688 Essent Group Ltd 7,502
943 Eurazeo 78
7,426 (a) Euronet Worldwide, Inc 737
336,308 (c) Euronext NV 36,505
105,806 Everbright Securities Co Ltd 287
150,263 Evercore Partners, Inc (Class A) 38,068
94,081 EXOR NV 10,086
26,074 Factset Research Systems, Inc 11,990
531,401 Far East Horizon Ltd 389
1,118,533 (a) Fawry for Banking & Payment Technology Services SAE 194
439,256 Fidelity National Information Services, Inc 36,788
55,663 Fiera Capital Corp 340
56,600 Financial Partners Group Co Ltd 882
75,200 FinVolution Group (ADR) 465
14,351 (b) First National Financial Corp 418
328,242 FirstCash Holdings, Inc 37,682
2,072,182 FirstRand Ltd 9,941
2,047,128 (a) Fiserv, Inc 367,767
80,107 (a) Five-Star Business Finance Ltd 746
121,989 flatexDEGIRO AG. 1,750
158,886 (a) FleetPartners Group Ltd 339
27,392 (b) Flow Traders 577
146,645 (a) Flywire Corp 2,404
183,100 Founder Securities Co Ltd 242

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
195,352 Franklin Resources, Inc $ 3,936
4,191,534 Fuhwa Financial Holdings Co Ltd 4,190
22,453 (a) Fusion Micro Finance Ltd 66
47,700 (a) Futu Holdings Ltd (ADR) 4,563
12,784 Fuyo General Lease Co Ltd 986
166,320 (b) GCM Grosvenor, Inc 1,883
635,000 (c) Genertec Universal Medical Group Co Ltd 411
2,336,000 (b) Gentera SAB de C.V. 2,610
168,708 GF Securities Co Ltd (Class A) 399
489,300 Global Payments, Inc 50,114
2,500 (b) GMO Financial Gate, Inc 125
15,901 (b) GMO Financial Holdings, Inc 70
32,800 GMO Payment Gateway, Inc 1,996
28,610 (b) goeasy Ltd 3,828
402,486 Goldman Sachs Group, Inc 199,275
21,587 GRENKE AG. 577
248,645 Groupe Bruxelles Lambert S.A. 19,375
28,904 Guolian Securities Co Ltd 51
100,849 Guosen Securities Co Ltd 169
2,407,800 (b) Guotai Junan International Holdings Ltd 403
194,816 (d) Guotai Junan Securities Co Ltd 408
113,154 Guoyuan Securities Co Ltd 141
1,422,773 (b),(d) Haitong Securities Co Ltd 664
250,312 (d) Haitong Securities Co Ltd (Class A) 313
1,330,000 (c) Haitong UniTrust International Leasing Co Ltd 175
37,870 Hamilton Lane, Inc 6,377
123,618 (a) Hanwha Investment & Securities Co Ltd 314
7,326 Hargreaves Lansdown plc 109
40,964 (c) HDFC Asset Management Co Ltd 2,101
233,291 Helia Group Ltd 651
14,886 Hithink RoyalFlush Information Network Co Ltd 403
26,101 (c) Home First Finance Co India Ltd 370
1,101,999 Hong Kong Exchanges and Clearing Ltd 45,017
170,500 Hotai Finance Co Ltd 532
35,960 Houlihan Lokey, Inc 5,682
640,140 (c) Huatai Securities Co Ltd 1,023
106,634 Huatai Securities Co Ltd (Class A) 264
57,773 HUB24 Ltd 2,326
3,265 (a) Hypoport SE 1,078
68,982 (c) ICICI Securities Ltd 719
1,116 ICRA Ltd 96
914,517 IDFC Ltd 1,236
103,100 iFAST Corp Ltd 585
401,778 (a) IFCI Ltd 317
1,783,654 IG Group Holdings plc 21,951
76,989 (b) IGM Financial, Inc 2,310
158,497 IIFL Finance Ltd 874
54,080 IIFL Securities Ltd 223
47,551 (b) Illimity Bank S.p.A 248
82,749 Impax Asset Management Group plc 418
280,316 Indiabulls Housing Finance Ltd 545
303,865 (c) Indian Energy Exchange Ltd 741
223,554 Industrial Securities Co Ltd 216
3,303 (b) Industrivarden AB 122
117,263 Industrivarden AB 4,337
860,724 Infibeam Avenues Ltd 285
654,499 IntegraFin Holdings plc 3,256
5,800 (a) Integral Corp 165
72,420 Interactive Brokers Group, Inc (Class A) 10,092
1,569,467 Intercontinental Exchange, Inc 252,119
472,728 Intermediate Capital Group plc 14,117
16,793 Inversiones La Construccion S.A. 140

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
250,492 Invesco Ltd $ 4,399
202,924 Investcorp Capital plc 109
318,264 Investec Ltd 2,417
490,737 Investec plc 3,735
72,379 Investment AB Oresund 911
35,569 Investor AB 1,096
430,057 IOOF Holdings Ltd 776
860,464 IP Group plc 572
448,014 Is Yatirim Menkul Degerler AS 460
133,723 Isracard Ltd 493
16,725 (b) Jaccs Co Ltd 453
44,567 Jack Henry & Associates, Inc 7,868
17,660 Jackson Financial, Inc 1,611
439,454 Jafco Co Ltd 6,218
228,910 Janus Henderson Group plc 8,715
64,600 Japan Securities Finance Co Ltd 868
207,838 Jefferies Financial Group, Inc 12,792
301,575 JM Financial Ltd 543
549,200 JMT Network Services PCL 305
55,914 JSE Ltd 415
110,214 (c) JTC plc 1,559
4,211 Julius Baer Group Ltd 254
312,400 Jupiter Fund Management plc 362
43,358 Kfin Technologies Ltd 528
182,512 Kinnevik AB 1,485
10,760 KIWOOM Securities Co Ltd 1,067
1,144,928 KKR & Co, Inc 149,505
14,709 Korea Investment Holdings Co Ltd 822
14,303 KRUK S.A. 1,648
423,828 Krungthai Card PCL 639
1,554 L E Lundbergforetagen AB 89
533,338 L&T Finance Holdings Ltd 1,181
1,079,311 Ladder Capital Corp 12,520
75,035 Lazard, Inc 3,780
1,254,560 (a) LendingClub Corp 14,340
6,911 (b) Leonteq AG. 220
236,556 LIC Housing Finance Ltd 1,868
283,788 Liontrust Asset Management plc 2,222
644,355 London Stock Exchange Group plc 88,219
51,040 LPL Financial Holdings, Inc 11,873
152,700 (b) Lufax Holding Ltd (ADR) 533
12,300 (b) M&A Capital Partners Co Ltd 199
124,400 (a),(b) M&A Research Institute Holdings, Inc 2,613
46,453 M&G plc 129
66,988 (b) MA Financial Group Ltd 245
331,287 Macquarie Group Ltd 53,010
268,992 Magellan Financial Group Ltd 1,856
385,365 Mahindra & Mahindra Financial Services Ltd 1,555
26,819,823 Man Group plc 76,025
413,588 Manappuram Finance Ltd 994
6,310 MarketAxess Holdings, Inc 1,617
120,300 (b) Marui Co Ltd 2,012
34,143 (c) MAS Financial Services Ltd 119
1,974,342 Mastercard, Inc (Class A) 974,930
92,000 Matsui Securities Co Ltd 504
38,908 Meritz Financial Group, Inc 2,877
87,923 Mirae Asset Daewoo Co Ltd 565
707,902 (b) Mitsubishi UFJ Lease & Finance Co Ltd 5,028
105,900 Mizuho Leasing Co Ltd 732
99,654 (a) Molten Ventures plc 538
137,252 Monex Group, Inc 581
108,517 Moody's Corp 51,501

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
600,624 Morgan Stanley $ 62,609
18,299 Morningstar, Inc 5,840
130,464 Motilal Oswal Financial Services Ltd 1,187
52,685 MSCI, Inc (Class A) 30,712
493,600 Muangthai Capital PCL 753
18,722 Multi Commodity Exchange of India Ltd 1,265
7,895 Mutares SE & Co KGaA 185
44,408 Muthoot Finance Ltd 1,077
99,600 Nanjing Securities Co Ltd 136
1,032,892 Nasdaq Stock Market, Inc 75,411
367,093 National Investments Co KSCP 282
48,490 (a) Nayifat Finance Co 193
98,500 (a) NCR Corp ATM 2,810
351,950 (a) NerdWallet, Inc 4,473
404,491 Netwealth Group Ltd 6,922
12,116 (a),(b),(c) Nexi S.p.A 82
1,083,081 Ngern Tid Lor PCL 614
164,299 Ninety One Ltd 389
224,311 Ninety One plc 521
120,074 (c) Nippon Life India Asset Management Ltd 934
532,194 (a) NMI Holdings, Inc 21,921
28,100 Noah Holdings Ltd (ADR) 346
2,756,800 (a) Nomura Holdings, Inc 14,388
108,809 (b) Nordnet AB publ 2,615
4,977 Nuvama Wealth Management Ltd 402
50,390 Nuvei Corp 1,680
119,593 Okasan Holdings, Inc 521
3,319,554 (a),(b) Omni Bridgeway Ltd 2,547
219,518 (a) One 97 Communications Ltd 1,803
77,373 OneMain Holdings, Inc 3,642
61,567 Onex Corp 4,312
178,850 Orient Corp 1,173
196,051 Orient Securities Co Ltd 307
2,427,077 ORIX Corp 56,791
909,354 Osaka Securities Exchange Co Ltd 11,818
304,840 OSB Group plc 1,595
262,000 (a),(b) OSL Group Ltd 216
88,688 Oyak Yatirim Menkul Degerler AS. 101
73,630 P10, Inc 789
6,068,800 (a) Pacific Strategic Financial Tbk PT 415
2,951,136 (a) Pagseguro Digital Ltd 25,409
419,400 Paisalo Digital Ltd 304
158,226 Paragon Group of Cos plc 1,643
465 (b) Partners Group 701
765,366 Patria Investments Ltd 8,549
629,710 (a) Payoneer Global, Inc 4,742
1,627,716 (a) PayPal Holdings, Inc 127,011
1,733,644 (a) Pensionbee Group plc 4,021
202,171 Pepper Money Ltd 190
49,309 Perella Weinberg Partners 952
80,762 Perpetual Trustees Australia Ltd 1,035
118,234 Pinnacle Investment Management Group Ltd 1,469
106,554 Piper Jaffray Cos 30,241
79,588 Piramal Enterprises Ltd 1,048
163,322 Plus500 Ltd 5,468
86,280 (a),(c) PNB Housing Finance Ltd 1,013
172,785 Polar Capital Holdings plc 1,238
751,638 Poonawalla Fincorp Ltd 3,539
604,142 Power Finance Corp Ltd 3,522
108,700 Premium Group Co Ltd 1,611
669,000 President Securities Corp 569
88,600 PROG Holdings, Inc 4,296

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
9,988 Prudent Corporate Advisory Services Ltd $ 310
1,075,784 (c) Quilter plc 1,911
37,443 Rathbone Brothers 897
201,236 Ratos AB (B Shares) 688
129,643 Raymond James Financial, Inc 15,876
545,022 REC Ltd 3,608
9,540 Regional Management Corp 312
54,149 Reinet Investments S.C.A 1,501
33,129,358 (a) Reliance Strategic Investments Ltd 138,351
421,629 Remgro Ltd 3,839
1,163,060 (a) Remitly Global, Inc 15,573
11,261 Ricoh Leasing Co Ltd 390
321,565 Rithm Capital Corp 3,650
830,196 (a) Robinhood Markets, Inc 19,443
1,012,388 (a) Rocket Cos, Inc 19,428
17,817 RR Kabel Ltd 368
500,655 S&P Global, Inc 258,648
103,137 Samsung Securities Co Ltd 3,428
14,604 Saudi Advanced Industries Co 143
19,589 Saudi Tadawul Group Holding Co 1,186
38,717 (a) SBFC Finance Ltd 44
93,632 SBI Cards & Payment Services Ltd 865
1,278,250 SBI Holdings, Inc 29,582
16,703 Schroders plc 78
153,200 SDIC Capital Co Ltd 176
68,608 SEI Investments Co 4,747
3,390 (a),(b) Sezzle, Inc 578
45,935 Share India Securities Ltd 174
665,244 Shenwan Hongyuan Group Co Ltd 538
42,037 (a),(b) Shift4 Payments, Inc 3,724
2,586 Shinyoung Securities Co Ltd 157
36,465 (a) SHL Finance Co 162
113,349 Shriram Finance Ltd 4,846
778,035 Singapore Exchange Ltd 6,894
105,000 Sinolink Securities Co Ltd 145
149,561 SLM Corp 3,420
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 128
3,695 Societe Fonciere Financiere et de Participations FFP 315
1,530,374 (a),(b) SoFi Technologies, Inc 12,029
14,823 Sofina S.A. 4,189
125,135 SooChow Securities Co Ltd 149
135,973 Southwest Securities Co Ltd 93
20,048 (a) Spandana Sphoorty Financial Ltd 140
73,171 Sparx Group Co Ltd 675
139,252 Sprott, Inc 6,035
508,420 Srisawad Corp PCL 678
408,862 St. James's Place plc 4,017
799,527 (b) Starwood Property Trust, Inc 16,294
86,666 State Street Corp 7,667
91,720 StepStone Group, Inc 5,212
68,053 Stifel Financial Corp 6,390
1,519,189 (a) StoneCo Ltd 17,106
29,280 (a) StoneX Group, Inc 2,397
8,624 Strike Co Ltd 263
55,150 Sundaram Finance Ltd 3,463
63,277 Svolder AB 389
8,441 Swissquote Group Holding S.A. 3,046
355,000 (b) SY Holdings Group Ltd 282
150,396 T Rowe Price Group, Inc 16,383
82,553 Tamburi Investment Partners S.p.A. 845
10,866 Tata Investment Corp Ltd 882
239,883 Tel Aviv Stock Exchange Ltd 2,266

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
69,715 (b) Timbercreek Financial Corp $ 420
254,401 TMX Group Ltd 7,974
169,812 (a),(b) Toast, Inc 4,807
173,480 Tokai Tokyo Securities Co Ltd 590
84,132 Tong Yang Investment Bank 187
585,426 TP ICAP Group plc 1,851
57,599 TPG, Inc 3,315
19,863 Tradeweb Markets, Inc 2,456
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 362
2,127,407 UBS Group AG 65,831
1,599,292 (b) UBS Group AG 49,434
58,800 (a) Up Fintech Holding Ltd (ADR) 314
118,200 (a),(b) Upstart Holdings, Inc 4,729
43,062 UTI Asset Management Co Ltd 637
64,660 (b) UWM Holdings Corp 551
119,757 Van Lanschot Kempen NV 5,699
18,722 (a) Verusa Holding AS. 170
92,850 Victory Capital Holdings, Inc 5,144
16,066 Vinci Partners Investments Ltd 160
215,441 Virtu Financial, Inc 6,562
1,936,663 Visa, Inc (Class A) 532,485
22,109 Vontobel Holding AG. 1,446
141,250 Voya Financial, Inc 11,190
73,412 Warsaw Stock Exchange 835
197,683 Washington H Soul Pattinson & Co Ltd 4,735
1,895,914 Waterland Financial Holdings 907
31,400 (a),(b) WealthNavi, Inc 253
18,674 Wendel 1,911
112,603 Western Securities Co Ltd 138
57,525 Western Union Co 686
7,046 (a) WEX, Inc 1,478
638,821 (a) Wise plc 5,744
43,564 Woori Investment & Securities Co Ltd 446
159,657 (a),(b),(c) Worldline S.A. 1,163
874,158 XP, Inc 15,682
93,471 XPS Pensions Group plc 361
43,577 (c) XTB S.A. 695
8,850,500 (b) Yangzijiang Financial Holding Ltd 2,754
148,400 (a),(b) Yeahka Ltd 261
1,698,000 (c) Yixin Group Ltd 192
199,129 Yulon Finance Corp 947
183,965 Zenkoku Hosho Co Ltd 7,261
113,991 Zheshang Securities Co Ltd 232
196,800 Zhongtai Securities Co Ltd 204
933,917 (a) Zip Co Ltd 1,775
TOTAL FINANCIAL SERVICES 7,874,271
FOOD, BEVERAGE & TOBACCO - 2.6%
142,298 AAK AB 4,666
69,716 AG. Barr plc 582
217,551 (a) Agrotech Yueksek Teknoloji VE Yatirim AS. 89
253,897 Agthia Group PJSC 539
757,137 Ajinomoto Co, Inc 29,303
15,719 Al Jouf Agricultural Development Co 268
213,147 Almarai Co JSC 3,138
1,910,439 Ambev S.A. 4,587
77,394 Anadolu Efes Biracilik Ve Malt Sanayii AS 444
16,111 Angel Yeast Co Ltd 83
1,235,592 (b) Anheuser-Busch InBev NV (ADR) 81,907
860,293 Anheuser-Busch InBev S.A. 57,009
112,728 Anhui Gujing Distillery Co Ltd 1,799
18,714 Anhui Gujing Distillery Co Ltd (Class A) 536
18,717 Anhui Kouzi Distillery Co Ltd 127

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
29,000 Anhui Yingjia Distillery Co Ltd $ 297
426,626 Arca Continental SAB de C.V. 3,989
13,272 Ariake Japan Co Ltd 491
2,187,055 (a) Aryzta AG. 4,200
2,606,841 Asahi Breweries Ltd 34,168
631,775 Associated British Foods plc 19,745
76,223 Austevoll Seafood ASA 698
32,322 Avanti Feeds Ltd 242
260,966 AVI Ltd 1,658
517,510 (a) Bajaj Hindusthan Ltd 264
39,816 Bakkafrost P 2,292
642,706 Baladna 240
99,297 Balrampur Chini Mills Ltd 769
72 Barry Callebaut AG. 133
227,536 Bega Cheese Ltd 824
235,700 Beijing Yanjing Brewery Co Ltd 373
650,100 Betagro PCL 446
53,080 Bikaji Foods International Ltd 583
3,387 Binggrae Co Ltd 167
17,447 Bombay Burmah Trading Co 597
6,233 (a) Boston Beer Co, Inc (Class A) 1,802
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 149
93,350 (a) BRC, Inc 319
477,100 (a) BRF S.A. 2,071
94,340 Britannia Industries Ltd 7,139
64,000 British American Tobacco Malaysia BHD 122
246,112 British American Tobacco plc 8,973
183,834 Britvic plc 3,126
357,999 Bunge Global S.A. 34,597
311,591 C&C Group plc 678
65,400 Calbee, Inc 1,593
73,000 Camil Alimentos S.A. 116
789,506 Campbell Soup Co 38,623
208,100 Carabao Group PCL 508
177,629 Carlsberg AS (Class B) 21,151
118,200 Carlsberg Brewery Malaysia Bhd 564
59,493 CCL Products India Ltd 500
135,475 (a) Celsius Holdings, Inc 4,248
947,800 Century Pacific Food, Inc 644
132,800 Charoen Pokphand Enterprise 410
3,075,531 Charoen Pokphand Foods PCL 2,280
5,944,518 Charoen Pokphand Indonesia Tbk PT 1,845
3,284,021 (c) China Feihe Ltd 2,465
2,300,000 China Foods Ltd 820
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0 ^
1,282,227 China Mengniu Dairy Co Ltd 3,008
3,105,000 (b) China Modern Dairy Holdings Ltd 390
684,357 China Resources Beer Holdings Company Ltd 2,930
3 Chocoladefabriken Lindt & Spruengli AG. 382
8,027 Chongqing Brewery Co Ltd 79
88,277 Cia Cervecerias Unidas S.A. 520
2,537,000 Cisarua Mountain Dairy PT TBK 947
7,169 CJ CheilJedang Corp 1,663
150,732 Cloetta AB 363
3,328,462 Coca-Cola Co 239,183
4,140 Coca-Cola Consolidated Inc 5,450
1,445,009 (a) Coca-Cola Europacific Partners plc 113,794
451,083 Coca-Cola Femsa SAB de C.V. 3,993
4,445 Coca-Cola HBC AG. 158
744,381 Coca-Cola Icecek AS 1,241
105,800 Coca-Cola West Japan Co Ltd 1,470

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
2,280,000 (a),(b) COFCO Joycome Foods Ltd $ 483
41,420 Cranswick plc 2,780
15,133 Daesang Corp 246
882,247 Danone 64,262
108,687 (a) Darling International, Inc 4,039
9,694,983 (b) Davide Campari-Milano NV 82,180
960,138 Diageo plc 33,538
4,879 (a) Dodla Dairy Ltd 68
928,930 Dole plc 15,132
2,585 Dongwon F&B Co Ltd 65
17,000 (b) Dydo Drinco, Inc 360
1,357,962 Eastern Tobacco 731
17,000 Eastroc Beverage Group Co Ltd 654
317,283 Embotelladora Andina S.A. 1,071
1,610 Emmi AG. 1,648
39,215 Ezaki Glico Co Ltd 1,199
591,100 Farm Fresh Bhd 264
1,864,118 Fevertree Drinks plc 20,561
13,194 First Milling Co 249
1,944,000 First Pacific Co 1,071
387,000 First Resources Ltd 442
1,542,283 Fomento Economico Mexicano S.A. de C.V. 15,224
733,869 Fomento Economico Mexicano SAB de C.V. (ADR) 72,440
224,861 Foshan Haitian Flavouring & Food Co Ltd 1,522
96,600 Fraser & Neave Holdings Bhd 731
119,195 Fresh Del Monte Produce, Inc 3,521
59,309 (a) Freshpet, Inc 8,112
11,445 Fu Jian Anjoy Foods Co Ltd 160
34,727 Fuji Oil Co Ltd 768
3,382 Fujiya Co Ltd 65
119,396 Futuris Corp Ltd 696
517,600 GFPT PCL (Foreign) 185
149,774 Glanbia plc 2,636
10,475 Godfrey Phillips India Ltd 872
4,825,425 (b) Golden Agri-Resources Ltd 1,051
467,500 Great Wall Enterprise Co Ltd 759
352,136 (a) Greencore Group plc 866
41,836 Grieg Seafood ASA 231
141,896 Gruma SAB de C.V. 2,635
1,083,341 (b) Grupo Bimbo S.A. de C.V. (Series A) 3,728
158,600 Guan Chong Bhd 119
89,345 Guangdong Haid Group Co Ltd 607
112,464 Gujarat Ambuja Exports Ltd 171
805,189 (a) Hain Celestial Group, Inc 6,949
7,885 (a) Halwani Brothers Co 132
42,064 Harim Holdings Co Ltd 179
172,314 Health & Happiness H&H International Holdings Ltd 253
65,700 Hebei Yangyuan Zhihui Beverage Co Ltd 215
85,532 Heilongjiang Agriculture Co Ltd 180
247,751 Heineken Holding NV 18,718
119,400 Heineken Malaysia Bhd 676
2,459,136 Heineken NV 218,298
124,423 Henan Shuanghui Investment & Development Co Ltd 478
28,689 Heritage Foods Ltd 216
133,371 Hershey Co 25,578
188,739 Hilton Food Group plc 2,266
33,088 (a) Hindustan Foods Ltd 264
22,675 Hite Jinro Co Ltd 352
14,500 Hokuto Corp 184
44,562 House Foods Corp 947
530,600 Ichitan Group PCL 268
16,654 Imperial Tobacco Group plc 484

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,846,709 Indofood CBP Sukses Makmur Tbk PT $ 1,503
291,423 (b) Inghams Group Ltd 593
45,950 Ingredion, Inc 6,315
348,353 Inner Mongolia Yili Industrial Group Co Ltd 1,432
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0 ^
1,869,106 IOI Corp BHD 1,703
424,500 I-TAIL Corp PCL 281
2,749,863 ITC Ltd 16,995
43,000 Ito En Ltd 1,023
71,540 Itoham Yonekyu Holdings, Inc 1,931
66,400 Jalles Machado S.A. 79
418,012 Japan Tobacco, Inc 12,189
4,685,000 (a) Japfa Comfeed Indonesia Tbk PT 446
658,982 JBS S.A. 3,826
3,168 JDE Peet's NV 66
65,626 Jiangsu King's Luck Brewery JSC Ltd 478
62,181 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 870
13,046 J-Oil Mills, Inc 192
60,646 Kagome Co Ltd 1,359
10,900 (b) Kameda Seika Co Ltd 340
23,394 Kaveri Seed Co Ltd 272
147,819 Kerry Group plc (Class A) 15,318
80,397 Kewpie Corp 2,008
353,900 Kikkoman Corp 4,026
153,425 Kirin Brewery Co Ltd 2,338
78,900 Kotobuki Spirits Co Ltd 999
596,913 Kraft Heinz Co 20,958
42,521 KRBL Ltd 154
87,227 KT&G Corp 7,231
392,195 Kuala Lumpur Kepong BHD 1,950
62,085 Kweichow Moutai Co Ltd 15,214
2,383 (b) Lassonde Industries, Inc 312
1,363 Lassonde Industries, Inc 179
204,012 Leroy Seafood Group ASA 935
67,332 Lian HWA Food Corp 229
725,109 Lien Hwa Industrial Corp 1,411
20 Lindt & Spruengli AG. 258
3,020 Lotte Chilsung Beverage Co Ltd 299
1,838 Lotte Wellfood Co Ltd 197
817 (b) Lotus Bakeries NV 10,963
113,162 LT Foods Ltd 538
73,423 Luzhou Laojiao Co Ltd 1,539
57,700 M Dias Branco S.A. 270
62,285 Maple Leaf Foods, Inc 1,020
295,678 (a) Marfrig Global Foods S.A. 740
431,884 Marico Ltd 3,582
28,800 Maruha Nichiro Corp 638
36,387 Megmilk Snow Brand Co Ltd 686
250,200 Meihua Holdings Group Co Ltd 386
102,285 MEIJI Holdings Co Ltd 2,558
58,371 Mezzan Holding Co KSCC 173
255,300 (a) Minerva S.A. 297
10,600 Mitsui Sugar Co Ltd 249
11,218 Modern Mills Co 145
5,324,006 Mondelez International, Inc 392,220
1,910,509 (a) Monster Beverage Corp 99,671
52,158 Morinaga & Co Ltd 1,045
808,226 (b) Morinaga Milk Industry Co Ltd 19,747
11,621 Mowi ASA 209
19,551 Mrs Bectors Food Specialities Ltd 445
281,338 Muyuan Foods Co Ltd 1,839
108,000 Namchow Holdings Co Ltd 190

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
116,207 (a) National Agriculture Development Co $ 860
288,481 Nestle India Ltd 9,261
54,614 Nestle Malaysia Bhd 1,381
2,352,414 Nestle S.A. 236,400
149,105 (a) New Hope Liuhe Co Ltd 220
590,092 Nichirei Corp 18,284
31,497 (b) Nippon Flour Mills Co Ltd 488
67,500 Nippon Meat Packers, Inc 2,503
233,759 Nippon Suisan Kaisha Ltd 1,501
19,122 Nisshin Oillio Group Ltd 705
161,300 Nisshin Seifun Group, Inc 2,042
217,300 Nissin Food Products Co Ltd 6,072
1,762,200 (c) Nongfu Spring Co Ltd 7,590
2,445 NongShim Co Ltd 719
63,745 Oceana Group Ltd 255
19,082 Orion Corp/Republic of Korea 1,416
91,600 Orion Holdings Corp 1,111
4,959 (b) Orior AG. 300
20,912 Orkla ASA 197
706,100 Osotspa PCL 505
1,254 Ottogi Corp 408
2,270,883 PepsiCo, Inc 386,164
352,731 Pernod-Ricard S.A. 53,365
243 Philip Morris CR AS. 164
3,782,115 Philip Morris International, Inc 459,149
17,000 Piccadily Agro Industries Ltd 151
74,170 (a) Pilgrim's Pride Corp 3,416
434,341 PPB Group BHD 1,520
1,441,410 Premier Foods plc 3,534
35,854 (b) Premium Brands Holdings Corp 2,539
132,238 (b) Prima Meat Packers Ltd 2,190
1,886,330 (b) Primo Water Corp 47,630
128,194 (b) Primo Water Corp (Toronto) 3,234
409,800 PT Astra Agro Lestari Tbk 179
282,700 (a) PT Gudang Garam Tbk 297
3,613,009 PT Indofood Sukses Makmur Tbk 1,682
1,023,000 QL Resources Bhd 1,161
60,269 Radico Khaitan Ltd 1,470
15,765 (b) Remy Cointreau S.A. 1,228
12,500 Riken Vitamin Co Ltd 226
277,900 (b) RLX Technology, Inc (ADR) 503
60,708 Rogers Sugar, Inc 255
38,963 Royal Unibrew A.S. 3,269
14,294 S Foods, Inc 276
23,555 Sakata Seed Corp 581
63,172 Salmar ASA 3,313
3,349 Samyang Foods Co Ltd 1,394
2,268 Samyang Holdings Corp 135
124,300 Sao Martinho S.A. 598
89,100 Sappe PCL 194
48,986 Sapporo Holdings Ltd 2,703
215,661 Saputo, Inc 4,655
12,081 Saudia Dairy & Foodstuff Co 1,214
396,163 Savola Group 2,854
2,975,600 (a) Sawit Sumbermas Sarana Tbk PT 215
159,600 (c) Scandinavian Tobacco Group A.S. 2,450
9,280 Schouw & Co 807
176 Seaboard Corp 552
58,542 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,798
10,187 Showa Sangyo Co Ltd 208
529,285 (a) Shree Renuka Sugars Ltd 344
1,740,778 Sime Darby Plantation Bhd 2,019

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
24,410 (a) Sinad Holding Co $ 103
136,154 SLC Agricola S.A. 455
1,598,171 (b),(c) Smoore International Holdings Ltd 2,626
263,000 Standard Foods Corp 328
113,500 (a) Star Plus Legend Holdings Ltd 75
42,847 Strauss Group Ltd 682
44,643 Suedzucker AG. 561
17,446 Sula Vineyards Ltd 100
60,641 (a) SunOpta, Inc 389
27,000 Suntory Beverage & Food Ltd 1,017
485,400 Ta Ann Holdings Bhd 459
467,000 (a) Taiwan TEA Corp 333
112,003 Takara Holdings, Inc 951
3,692 Tanmiah Food Co 142
504,859 Tata Consumer Products Ltd 7,207
964,470 Tate & Lyle plc 8,800
2,271,800 Thai Union Group PCL 1,028
399,230 Thai Vegetable Oil PCL (Foreign) 299
123,646 (b) Tiger Brands Ltd 1,667
61,907 Tilaknagar Industries Ltd 222
1,863,301 Tingyi Cayman Islands Holding Corp 2,673
69,900 Toyo Suisan Kaisha Ltd 4,589
161,889 Treasury Wine Estates Ltd 1,336
118,700 Tres Tentos Agroindustrial S.A. 247
52,366 Triveni Engineering & Industries Ltd 297
573,471 Tsingtao Brewery Co Ltd 4,446
32,893 Tsingtao Brewery Co Ltd (Class A) 364
18,000 Ttet Union Corp 85
117,830 Turning Point Brands, Inc 5,084
136,184 Ulker Biskuvi Sanayi AS 558
1,872,600 Ultrajaya Milk Industry & Trading Co Tbk PT 233
4,148,934 Uni-President Enterprises Corp 11,352
589,500 United Plantations BHD 3,743
252,409 United Spirits Ltd 4,787
696,220 Universal Robina Corp 1,292
988,710 Varun Beverages Ltd 7,153
317,864 Vina Concha y Toro S.A. 391
31,893 (b) Viscofan S.A. 2,265
175,610 (a) Vital Farms, Inc 6,159
636,000 Vitasoy International Holdings Ltd 450
45,210 VST Industries Ltd 203
4,372,694 Want Want China Holdings Ltd 3,004
307,800 Weilong Delicious Global Holdings Ltd 317
366,070 Wens Foodstuffs Group Co Ltd 1,044
7,026,300 (c) WH Group Ltd 5,534
1,631,111 Wilmar International Ltd 4,230
99,321 Wuliangye Yibin Co Ltd 2,273
103,039 (b) Yakult Honsha Co Ltd 2,386
90,100 Yamazaki Baking Co Ltd 1,785
392,000 Yihai International Holding Ltd 802
63,700 Yihai Kerry Arawana Holdings Co Ltd 319
903,000 (b),(c) Zhou Hei Ya International Holdings Co Ltd 216
13,152 Zydus Wellnes Ltd 316
TOTAL FOOD, BEVERAGE & TOBACCO 3,456,642
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,823,416 Abbott Laboratories 435,908
101,996 (a) Acadia Healthcare Co, Inc 6,468
102,500 (a),(b) Adicon Holdings Ltd 122
168,987 Advanced Medical Solutions Group plc 490
946,880 (a) agilon health, Inc 3,721
232,449 Aier Eye Hospital Group Co Ltd 521
444,000 (b),(c) AK Medical Holdings Ltd 300

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
65,666 Al Hammadi Holding $ 748
442,136 Alcon, Inc 44,249
136,700 Alfresa Holdings Corp 2,162
173,984 (a) Align Technology, Inc 44,248
457,230 (a) Alphatec Holdings, Inc 2,542
48,554 (c) Ambea AB 430
147,230 (a) Ambu A.S. 2,885
11,091 (a) Amedisys, Inc 1,070
113,468 AmerisourceBergen Corp 25,539
617,541 Amplifon S.p.A. 17,773
34,200 Amvis Holdings, Inc 456
16,154 (b) Andlauer Healthcare Group, Inc 466
34,000 (b),(c) Angelalign Technology, Inc 326
467,180 (a) Angiodynamics, Inc 3,635
599,914 Ansell Ltd 13,161
358,568 Apollo Hospitals Enterprise Ltd 30,817
38,090 (a) Ardent Health Partners, Inc 700
721,329 Arjo AB 3,173
43,088 As One Corp 873
155,200 Asahi Intecc Co Ltd 2,730
121,167 (c) Aster DM Healthcare Ltd 600
595,430 (a) AtriCure, Inc 16,696
337,015 (c) Attendo AB 1,586
16,100 Autobio Diagnostics Co Ltd 110
222,100 (a),(b) Aveanna Healthcare Holdings, Inc 1,155
45,520 (a) Axogen, Inc 638
64,050 (a) Axonics, Inc 4,458
1,076,200 Bangkok Chain Hospital PCL 600
4,490,071 Bangkok Dusit Medical Services PCL 4,256
439,838 Becton Dickinson & Co 106,045
45,036 BioMerieux 5,398
449,150 (a) Bioventus, Inc 5,367
15,045 BML, Inc 279
3,971,324 (a) Boston Scientific Corp 332,797
822,100 (a),(b) BrightSpring Health Services, Inc 12,068
1,238,740 (a),(b) Brookdale Senior Living, Inc 8,411
216,438 Bumrungrad Hospital PCL 1,809
84,073 Cardinal Health, Inc 9,292
1,040 Carl Zeiss Meditec AG. 83
465,666 (a) Centene Corp 35,055
82,450 (a) Certara, Inc 965
37,366 (a) Chabiotech Co Ltd 487
5,136 Chemed Corp 3,087
30,700 China National Medicines Corp Ltd 151
723,500 China Resources Medical Holdings Co Ltd 401
4,203,000 Chularat Hospital PCL 354
809,836 Cigna Group 280,560
14,752 Classys, Inc 610
32,894 Cochlear Ltd 6,401
128,695 Coloplast A.S. 16,775
22,441 CompuGroup Medical SE & Co KgaA 355
5,917,753 (c) ConvaTec Group plc 17,973
102,347 (a) Cooper Cos, Inc 11,293
21,612 Craneware plc 578
167,840 (a),(b) CVRx, Inc 1,479
54,648 CVS Group plc 824
479,834 CVS Health Corp 30,172
14,673 Dallah Healthcare Co 630
17,387 (a) DaVita, Inc 2,850
2,054 (a) Demant A.S. 80
231,326 (a),(b) dentalcorp Holdings Ltd 1,459
5,873 Dentium Co Ltd 366

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,733,205 (a) DexCom, Inc $ 116,194
576 DiaSorin S.p.A. 67
84,143 (a) Doximity, Inc 3,666
30,870 (c) Dr Lal PathLabs Ltd 1,217
89,510 Dr Sulaiman Al Habib Medical Services Group Co 7,077
6,027 Draegerwerk AG. 315
113,492 EBOS Group Ltd 2,606
11,270 Eckert & Ziegler Strahlen- und Medizintechnik AG. 564
923,558 (a) Edwards Lifesciences Corp 60,946
27,100 Eiken Chemical Co Ltd 443
30,950 (b) El.En. S.p.A 380
290,976 (b) Elekta AB (B Shares) 2,074
899,206 Elevance Health, Inc 467,587
234,714 Encompass Health Corp 22,683
36,221 (a) Enovis Corp 1,559
5,186 (b) Equasens 296
963,040 Essilor International S.A. 228,167
230,509 (a),(b) Establishment Labs Holdings, Inc 9,974
179,900 (a) Evolent Health, Inc 5,088
44,537 (b) Extendicare, Inc 312
124,697 Fagron NV 2,580
1,040,380 Fisher & Paykel Healthcare Corp 23,061
200,982 Fleury S.A. 569
1,285,846 Fortis Healthcare Ltd 9,427
631,443 Fresenius Medical Care AG. 26,831
8,680 Fresenius SE 331
11,300 Fukuda Denshi Co Ltd 609
38,283 (c) Galenica AG. 3,373
84,100 (a) GeneDx Holdings Corp 3,569
4,711 Getinge AB (B Shares) 101
113,114 (a) Glaukos Corp 14,736
66,947 (a) Global Health Ltd 817
92,589 (a) Globus Medical, Inc 6,624
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 171
38,472 (a) Guardant Health, Inc 883
344,170 (a) Guardian Pharmacy Services, Inc 5,782
104,700 (b) Gushengtang Holdings Ltd 604
2,033,838 (a),(c) Hapvida Participacoes e Investimentos S.A. 1,493
1,246,500 Hartalega Holdings Bhd 844
401,984 HCA, Inc 163,378
405,363 (b) Healius Ltd 483
41,910 (a) Health Catalyst, Inc 341
252,402 (a) HealthEquity, Inc 20,659
44,283 (a) Henry Schein, Inc 3,228
1,184,870 (a) Hims & Hers Health, Inc 21,825
66,081 (a) HLB Life Science CO Ltd 550
98,764 (a) HLB, Inc 6,422
16,100 (b) Hogy Medical Co Ltd 524
300,396 (a) Hoya Corp 41,606
42,278 Huadong Medicine Co Ltd 209
433,195 Humana, Inc 137,210
272,400 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 820
28,445 (a) IDEXX Laboratories, Inc 14,371
1,346,989 IHH Healthcare Bhd 2,339
62,194 (a) Inmode Ltd 1,054
73,197 (a) Inspire Medical Systems, Inc 15,448
47,945 (a) Insulet Corp 11,159
134,210 (a) Integer Holdings Corp 17,447
878,477 (a) Intuitive Surgical, Inc 431,569
33,500 Japan Lifeline Co Ltd 286
33,388 Jeol Ltd 1,308
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 160

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,497,500 (b),(c) Jinxin Fertility Group Ltd $ 696
18,400 (a) JMDC, Inc 599
47,090 (a),(b) Joint Corp 539
120,466 Jointown Pharmaceutical Group Co Ltd 98
4,825 Jupiter Life Line Hospitals Ltd 81
244,000 (b) Kangji Medical Holdings Ltd 187
689,439 Koninklijke Philips Electronics NV 22,604
546,909 (b) Korian-Medica 1,047
1,189,600 Kossan Rubber Industries Bhd 539
3,219,500 KPJ Healthcare Bhd 1,653
178,930 (a),(c) Krishna Institute of Medical Sciences Ltd 1,188
125,027 Labcorp Holdings, Inc 27,941
237,912 (a) Lantheus Holdings, Inc 26,111
16,113 Lepu Medical Technology Beijing Co Ltd 30
1,231,259 Life Healthcare Group Holdings Ltd 1,140
3,064,000 (a),(b) Lifetech Scientific Corp 681
338,070 (a) LivaNova plc 17,762
15,779 (a) Lunit, Inc 516
89,100 M3, Inc 892
60,663 Mani, Inc 773
582,717 Max Healthcare Institute Ltd 6,845
100,202 McKesson Corp 49,542
5,388 (c) Medacta Group S.A. 796
142,900 Mediceo Paltac Holdings Co Ltd 2,491
53,493 Medicover AB 1,001
4,913,200 Medikaloka Hermina Tbk PT 495
17,400 (a) Medley, Inc 463
197,000 (b),(c) Medlive Technology Co Ltd 232
21,357 (c) Medmix AG. 261
605,858 (b) Medtronic plc 54,545
44,084 Menicon Co Ltd 452
350,881 (a) Merit Medical Systems, Inc 34,678
156 (b) Metall Zug AG.(B Shares) 227
24,367 (c) Metropolis Healthcare Ltd 637
146,000 (b) MicroPort NeuroTech Ltd 174
621,700 (b) Microport Scientific Corp 621
34,426 (a) Middle East Healthcare Co 665
47,300 (b) Miraca Holdings, Inc 877
11,357,800 Mitra Keluarga Karyasehat Tbk PT 2,378
40,401 (a),(c) MLP Saglik Hizmetleri AS. 386
20,095 (a) Molina Healthcare, Inc 6,924
131,124 Mouwasat Medical Services Co 3,496
16,936 Nagaileben Co Ltd 300
52,122 Nakanishi, Inc 972
216,889 (a),(b) Nanosonics Ltd 549
57,118 Narayana Hrudayalaya Ltd 853
18,636 National Medical Care Co 1,027
1,120,328 Network Healthcare Holdings Ltd 1,001
220,500 (a),(b),(c),(d) New Horizon Health Ltd 100
123,554 Nihon Kohden Corp 1,838
120,352 Nipro Corp 1,200
159,379 (a),(d) NMC Health plc 0 ^
510,250 Odontoprev S.A. 1,054
232,868 Olympus Corp 4,427
47,620 (a) Omnicell, Inc 2,076
192,800 (a) Oncoclinicas do Brasil Servicos Medicos S.A. 160
65,438 (a) Optima Health Group Ltd 131
335,844 (a) Option Care Health, Inc 10,512
54,440 (a),(b) Orpea S.A. 341
7,215 (a) Orthofix Medical, Inc 113
238,200 (a) PACS Group, Inc 9,521
30,644 Paramount Bed Holdings Co Ltd 554

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
33,885 Pegavision Corp $ 480
243,120 (a) Pennant Group, Inc 8,679
25,305 (a) Penumbra, Inc 4,917
194,462 (a) PetIQ, Inc 5,984
20,700 (b) PHC Holdings Corp 153
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 653
462,181 (a) PolyNovo Ltd 830
36,206 Premier, Inc 724
358,530 (a) Privia Health Group, Inc 6,529
48,515 Pro Medicus Ltd 5,971
107,534 (a) Project Roadrunner Parent, Inc 1,524
96,570 (a) Pulmonx Corp 801
38,328 Quest Diagnostics, Inc 5,950
223,929 (a) RadNet, Inc 15,538
688,099 Raffles Medical Group Ltd 493
41,762 Rainbow Children's Medicare Ltd 698
36,363 Ramsay Health Care Ltd 1,044
286,676 (c) Rede D'Or Sao Luiz S.A. 1,628
16,325 Revenio Group Oyj 635
2,976,700 Riverstone Holdings Ltd 2,046
66,540 (a) RxSight, Inc 3,289
720,387 (a) Ryman Healthcare Ltd 1,968
309,190 Saudi Chemical Co Holding 946
30,741 SD Biosensor, Inc 215
107,571 (b) Sectra AB 3,006
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 195
498,696 Select Medical Holdings Corp 17,390
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 775
138,500 Shanghai Conant Optical Co Ltd 248
174,000 (a),(b) Shanghai MicroPort MedBot Group Co Ltd 259
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 205
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 587
19,707 Shanghai United Imaging Healthcare Co Ltd 357
30,922 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,275
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 205
845,803 Ship Healthcare Holdings, Inc 13,821
689,792 (a) SI-BONE, Inc 9,643
357,347 (c) Siemens Healthineers AG. 21,462
215,705 (b) Sienna Senior Living, Inc 2,679
953,625 (b) Sigma Healthcare Ltd 946
546,587 Sinopharm Group Co Ltd 1,442
631,440 Smith & Nephew plc 9,801
90,125 Sonic Healthcare Ltd 1,695
36,901 Sonova Holdings AG 13,292
367,650 (c) Spire Healthcare Group plc 1,158
1,145,900 Sri Trang Gloves Thailand PCL 436
6,821 STRATEC SE 334
78,244 Straumann Holding AG. 12,799
439,764 Stryker Corp 158,869
9,200 (b) SUNWELS Co Ltd 104
1,524,701 (a) Supermax Corp Bhd 307
88,030 (a) Surgery Partners, Inc 2,838
29,166 (a),(b) Surgical Science Sweden AB 364
259,800 Suzuken Co Ltd 9,119
219,932 Sysmex Corp 4,353
443,777 (a) Tactile Systems Technology, Inc 6,484
44,000 TaiDoc Technology Corp 216
205,261 (a) Teladoc Health, Inc 1,884
32,900 Teleflex, Inc 8,137
625,674 (a) Tenet Healthcare Corp 103,987
1,363,575 Terumo Corp 25,832

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
277,500 Thonburi Healthcare Group PCL $ 172
38,230 (b) Toho Pharmaceutical Co Ltd 1,215
27,109 Tokai Corp (GIFU) 408
3,615,500 (a) Top Glove Corp Bhd 877
247,410 (a) Treace Medical Concepts, Inc 1,435
179,950 Uniphar plc 520
1,967,139 UnitedHealth Group, Inc 1,150,147
19,994 Universal Health Services, Inc (Class B) 4,579
38,425 Universal Vision Biotechnology Co Ltd 313
3,780 Utah Medical Products, Inc 253
433,989 (a) Veeva Systems, Inc 91,081
156,500 (a),(c),(d) Venus MedTech Hangzhou, Inc 0 ^
24,840 (a) Viemed Healthcare, Inc 182
46,530 Vijaya Diagnostic Centre Pvt Ltd 533
100,928 (a) Vimian Group AB 462
27,000 Visco Vision, Inc 214
72,570 (a) Waystar Holding Corp 2,024
174,279 (a) Well Health Technologies Corp 571
36,844 Won Tech Co Ltd 198
159,950 (a) Xvivo Perfusion AB 8,045
429,900 (a),(b),(c) Yidu Tech, Inc 207
3,333 Ypsomed Holding AG. 1,625
21,809 Zimmer Biomet Holdings, Inc 2,354
162,500 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 271
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,581,959
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
7,340 Aekyung Industrial Co Ltd 105
24,480 Amorepacific Corp 2,741
23,585 AMOREPACIFIC Group 501
2,346 (a) APR Corp 482
646,361 Beiersdorf AG. 97,290
509,465 (a) BellRing Brands, Inc 30,935
502,000 (b),(c) Blue Moon Group Holdings Ltd 173
24,483 By-health Co Ltd 51
2,576 (a) C&C International Corp 186
29,875 Chlitina Holding Ltd 144
440,393 Church & Dwight Co, Inc 46,118
223,712 Colgate-Palmolive Co 23,223
119,760 Colgate-Palmolive India Ltd 5,435
6,686 Cosmax, Inc 744
4,832 (a) Cosmecca Korea Co Ltd 340
7,091 (a) Coty, Inc 66
446,059 Dabur India Ltd 3,325
10,730 Earth Chemical Co Ltd 400
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 159
36,877 (a) elf Beauty, Inc 4,021
150,588 Emami Ltd 1,378
50,900 Energizer Holdings, Inc 1,616
12,514 Essity AB 390
212,067 Estee Lauder Cos (Class A) 21,141
77,300 (a),(b) euglena Co Ltd 242
266,600 (c) Giant Biogene Holding Co ltd 1,725
2,999 Gillette India Ltd 303
351,925 Godrej Consumer Products Ltd 5,842
90,000 Grape King Bio Ltd 407
35,877,054 Haleon plc 187,727
1,385,549 (b) Haleon plc (ADR) 14,659
587,636 Hengan International Group Co Ltd 2,007
19,787 Henkel KGaA 1,682
163,521 Henkel KGaA (Preference) 15,371
334,998 Hindustan Lever Ltd 11,824
74,570 (a) Honasa Consumer Ltd 408

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
859,620 (a) Honest Co, Inc $ 3,069
27,210 (a) Hyundai Bioscience Co Ltd 398
33,834,000 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,486
18,537 (b) Inter Parfums S.A. 938
29,205 Intercos S.p.A 515
34,897 (b),(c) Jamieson Wellness, Inc 906
126,668 Jyothy Labs Ltd 844
445,022 Kao Corp 21,996
444,100 Karmarts PCL 170
5,070,850 Kenvue, Inc 117,289
1,208,818 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,955
36,900 Kobayashi Pharmaceutical Co Ltd 1,468
12,171 Kolmar Korea Co Ltd 693
24,000 Kose Corp 1,550
7,675 LG Household & Health Care Ltd 2,212
187,000 Lion Corp 2,104
248,557 L'Oreal S.A. 111,487
123,472 Mandom Corp 1,068
334,880 (a) Microbio Co Ltd 435
21,298 Milbon Co Ltd 471
713,264 Natura & Co Holding S.A. 1,839
30,600 Noevir Holdings Co Ltd 1,105
54,477 (a) Ontex Group NV 542
3,381 (b) Pharmanutra S.p.A 219
92,600 Pigeon Corp 1,085
1,141,900 Pola Orbis Holdings, Inc 11,767
3,137,604 Procter & Gamble Co 543,433
6,577,810 PT Unilever Indonesia Tbk 957
855,428 (a) Puig-Group SL 19,662
181,745 PZ Cussons plc 234
14,339 Reckitt Benckiser Group plc 877
145,490 Rohto Pharmaceutical Co Ltd 3,641
34,272 Sarantis S.A. 416
53,800 Shanghai Chicmax Cosmetic Co Ltd 313
332,790 Shiseido Co Ltd 9,051
47,600 Spectrum Brands Holdings, Inc 4,529
84,000 TCI Co Ltd 364
335,569 Uni-Charm Corp 12,089
5,914,668 Unilever plc 383,467
8,185 Unilever plc 531
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,750,336
INSURANCE - 3.2%
248,960 Admiral Group plc 9,280
1,301,342 Aegon NV 8,359
76,935 Aflac, Inc 8,601
3,309 Ageas S.A. 177
10,247,243 AIA Group Ltd 89,488
33,751 (a) Al Rajhi Co for Co-operative Insurance 1,729
347,405 Allianz AG. 114,268
683,875 Allstate Corp 129,697
2,435,474 Alm Brand AS 4,874
294,786 (a) AMBAC Financial Group, Inc 3,305
48,250 American Financial Group, Inc 6,494
3,147,677 American International Group, Inc 230,504
30,230 Amerisafe, Inc 1,461
57,398 Anadolu Hayat Emeklilik AS 181
154,102 Anadolu Sigorta 361
297,098 Aon plc 102,793
2,053,737 (a) Arch Capital Group Ltd 229,772
151,564 ASR Nederland NV 7,430
20,959 Assicurazioni Generali S.p.A. 607
35,558 Assurant, Inc 7,071

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
34,903 Assured Guaranty Ltd $ 2,776
152,709 AUB Group Ltd 3,251
4,391,899 Aviva plc 28,445
2,838,603 AXA S.A. 109,277
596,786 Axis Capital Holdings Ltd 47,510
880 Baloise Holding AG. 180
206,700 (a) Bangkok Life Assurance PCL 157
1,724,800 Bangkok Life Assurance PCL 1,313
242,500 Bangkok Life Assurance PCL 185
573,846 BB Seguridade Participacoes S.A. 3,739
4,542,811 Beazley plc 46,392
48,467 Brookfield Wealth Solutions Ltd 2,578
69,554 Bupa Arabia for Cooperative Insurance Co 3,842
485,000 Caixa Seguridade Participacoes S 1,295
3,928,215 Cathay Financial Holding Co Ltd 8,248
225,000 Central Reinsurance Co Ltd 185
6,498,435 China Development Financial Holding Corp 3,384
1,350,732 China Insurance International Holdings Co Ltd 2,148
6,568,790 China Life Insurance Co Ltd 12,937
161,775 China Life Insurance Co Ltd (Class A) 1,005
386,200 China Pacific Insurance Group Co Ltd - A 2,123
2,306,609 China Pacific Insurance Group Co Ltd - H 8,168
464,820 Chubb Ltd 134,049
44,749 (a) Clal Insurance Enterprises Holdings Ltd 760
114,800 CNO Financial Group, Inc 4,029
60,470 Co for Cooperative Insurance 2,386
86,196 Coface S.A. 1,412
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
840,466 Dai-ichi Life Holdings, Inc 21,808
63,515 Definity Financial Corp 2,560
390,800 Dhipaya Group Holdings PCL 347
2,403,969 Direct Line Insurance Group plc 6,031
437,063 Discovery Ltd 4,352
39,305 Dongbu Insurance Co Ltd 3,378
152,906 Employers Holdings, Inc 7,335
319,992 Everest Re Group Ltd 125,382
19,461 Fairfax Financial Holdings Ltd 24,572
514,500 Fidelis Insurance Holdings Ltd 9,292
932,046 Fidelity National Financial, Inc 57,843
5,400 (b) FP Partner, Inc 102
3,394,283 Fubon Financial Holding Co Ltd 9,663
203,051 Gallagher (Arthur J.) & Co 57,132
4,101 Gjensidige Forsikring ASA 77
558,821 Globe Life, Inc 59,185
105,516 (a) Go Digit General Insurance Ltd 474
256,242 Great-West Lifeco Inc 8,738
1,935,044 (a) Hamilton Insurance Group Ltd 37,424
133,727 Hannover Rueckversicherung AG. 38,174
23,330 Hanover Insurance Group, Inc 3,455
594,796 Hanwha General Insurance Co Ltd 2,280
1,845,347 Hanwha Life Insurance Co Ltd 4,046
128,338 Harel Insurance Investments & Financial Services Ltd 1,248
816,353 (c) HDFC Life Insurance Co Ltd 6,995
749 Helvetia Holding AG. 130
23,880 Heritage Insurance Holdings, Inc 292
762,222 Hiscox Ltd 11,678
270,636 Hyundai Marine & Fire Insurance Co Ltd 6,816
88,296 iA Financial Corp, Inc 7,319
187,665 (c) ICICI Lombard General Insurance Co Ltd 4,876
312,436 (c) ICICI Prudential Life Insurance Co Ltd 2,906
2,162,813 Insurance Australia Group Ltd 10,992
161,499 Intact Financial Corp 31,011

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
44,853 (a) IRB-Brasil Resseguros S.A. $ 369
313,843 James River Group Holdings Ltd 1,968
1,736,294 Japan Post Holdings Co Ltd 16,650
177,200 Japan Post Insurance Co Ltd 3,254
6,306,876 Just Group plc 11,737
41,711 Kemper Corp 2,555
44,002 Kinsale Capital Group, Inc 20,486
84,754 Korean Reinsurance Co 535
550,715 Lancashire Holdings Ltd 5,058
7,602,775 Legal & General Group plc 23,042
100,000 (a),(b) Lemonade, Inc 1,649
46,600 (a),(b) Lifenet Insurance Co 542
485,270 (b) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 583
1,555,728 Mandatum Holding Oy 7,702
1,650,963 (b) Manulife Financial Corp 48,792
701,164 (b) Mapfre S.A. 1,867
1,028,336 Marsh & McLennan Cos, Inc 229,411
199,885 (a) Max Financial Services Ltd 2,838
2,523,774 Medibank Pvt Ltd 6,367
38,179 (a) Mediterranean and Gulf Cooperative Insurance and Reinsurance Co 242
17,084 Menora Mivtachim Holdings Ltd 499
385,933 Mercuries & Associates Holding Ltd 220
2,384,301 Mercuries Life Insurance Co Ltd 570
60,073 Mercury General Corp 3,783
1,741,020 Metlife, Inc 143,599
271,915 Migdal Insurance & Financial Holdings Ltd 371
1,181,153 Mitsui Sumitomo Insurance Group Holdings, Inc 27,762
977,791 Momentum Metropolitan Holdings 1,668
168,702 Muenchener Rueckver AG. 92,962
142,265 New China Life Insurance Co Ltd - A 924
886,865 New China Life insurance Co Ltd - H 2,740
380,094 nib holdings Ltd 1,557
967,200 NN Group NV 48,260
3,948,393 Old Mutual Ltd 3,131
175,290 Old Republic International Corp 6,209
1,355,471 (a) Oscar Health, Inc 28,750
698,758 OUTsurance Group Ltd 2,347
9,718,600 (a) Panin Financial Tbk PT 277
249,688 (a) PB Fintech Ltd 4,813
9,223,388 People's Insurance Co Group of China Ltd 4,370
729,615 People's Insurance Co Group of China Ltd (Class A) 766
14,391 Phoenix Group Holdings plc 108
129,440 Phoenix Holdings Ltd 1,461
6,125,556 PICC Property & Casualty Co Ltd 9,067
5,913,476 Ping An Insurance Group Co of China Ltd 37,134
6,342,864 Ping An Insurance Group Co of China Ltd (Class A) 51,048
437,096 (c) Poste Italiane S.p.A 6,138
516,920 (b) Power Corp of Canada 16,305
506,729 Powszechny Zaklad Ubezpieczen S.A. 5,540
62,465 Primerica, Inc 16,563
1,277,143 Progressive Corp 324,088
42,413 Protector Forsikring ASA 972
7,261,815 Prudential plc 67,370
1,373,716 QBE Insurance Group Ltd 15,686
240,000 (b) Qualitas Controladora SAB de C.V. 1,877
213,621 Reinsurance Group of America, Inc (Class A) 46,542
81,993 (a) Religare Enterprises Ltd 285
124,891 RenaissanceRe Holdings Ltd 34,020
20,420 (a),(b) Root, Inc 771
65,614 Ryan Specialty Holdings, Inc 4,356
116,765 (b) Sampo Oyj 5,446
43,946 (a) Sampo Oyj 2,045

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
26,420 Samsung Fire & Marine Insurance Co Ltd $ 6,983
67,588 Samsung Life Insurance Co Ltd 4,827
1,513,938 Sanlam Ltd 7,711
28,839 (b) Santam Ltd 614
28,510 (a) Saudi Reinsurance Co 275
388,812 (c) SBI Life Insurance Co Ltd 8,539
116,515 SCOR SE 2,606
229,100 (b) Selective Insurance Group, Inc 21,375
392,951 (a) Selectquote, Inc 853
11,895,980 Shin Kong Financial Holding Co Ltd 4,496
105,000 Shinkong Insurance Co Ltd 311
2,527,404 Sompo Holdings, Inc 56,970
808,029 (a) Star Health & Allied Insurance Co Ltd 5,852
2,402,525 Steadfast Group Ltd 9,404
2,476,023 Storebrand ASA 27,171
532,099 (b) Sun Life Financial, Inc 30,865
1,164,664 Suncorp-Metway Ltd 14,543
28,204 Swiss Life Holding 23,600
6,182 (b) Swiss Re AG. 855
248,500 Syarikat Takaful Malaysia Keluarga Bhd 235
451,700 T&D Holdings, Inc 7,964
61,732 Talanx AG. 5,204
5,508,300 Thai Life Insurance PCL 1,838
124,037 Tiptree, Inc 2,427
1,721,185 Tokio Marine Holdings, Inc 63,468
11,186 Tongyang Life Insurance Co Ltd 47
258,200 TQM Alpha PCL 219
156,256 Travelers Cos, Inc 36,583
43,089 (a) Trisura Group Ltd 1,376
12,455 (a),(b) Trupanion, Inc 523
1,340,226 Tryg A.S. 31,783
726,627 Turkiye Sigorta AS 264
798,220 (a) TWFG, Inc 21,648
312,137 Unipol Gruppo S.p.A 3,715
86,438 Uniqa Versicherungen AG. 713
164,060 (a) United Insurance Holdings Corp 1,849
463,422 Unum Group 27,546
27,691 Vienna Insurance Group AG Wiener Versicherung Gruppe 920
28,443 (a) Walaa Cooperative Insurance Co 166
217,919 Willis Towers Watson plc 64,184
16,546 Wuestenrot & Wuerttembergische AG. 226
503,300 (a),(b),(c) ZhongAn Online P&C Insurance Co Ltd 1,008
452,131 Zurich Insurance Group AG 273,159
TOTAL INSURANCE 4,139,106
MATERIALS - 4.5%
137,648 Aarti Industries Ltd 958
39,449 Aarti Pharmalabs Ltd 300
611,534 Abou Kir Fertilizers & Chemical Industries 806
134,937 Acerinox S.A. 1,451
60,438 ADEKA Corp 1,241
45,110 Advanced Enzyme Technologies Ltd 271
7,131 Advanced Nano Products Co Ltd 512
74,917 (a) Advanced Petrochemical Co 775
87,812 AECI Ltd 525
12,475 Aekyung Chemical Co Ltd 110
76,786 African Rainbow Minerals Ltd 844
66,625 Afrimat Ltd 263
15,643 AGI Greenpac Ltd 179
419,214 Agnico Eagle Mines Ltd 33,772
423,422 Agnico-Eagle Mines Ltd 34,110
38,752 Aica Kogyo Co Ltd 919
558,687 Air Liquide 107,888

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
29,902 Air Products & Chemicals, Inc $ 8,903
148,800 Air Water, Inc 2,089
27,656 Akcansa Cimento AS 125
8,301 Akzo Nobel India Ltd 374
167,220 Akzo Nobel NV 11,813
30,883 Al Masane Al Kobra Mining Co 613
689,477 Alamos Gold, Inc 13,739
35,465 (b) Albemarle Corp 3,359
226,465 Alcoa Corp 8,737
70,378 Algoma Steel Group, Inc 721
14,012 Alkyl Amines Chemicals 383
121,273 (a) Allegheny Technologies, Inc 8,114
153,247 Alleima AB 1,078
33,000 Allied Supreme Corp 345
292,100 (b) Alpek SAB de C.V. 187
458,332 (a) Alpha HPA Ltd 349
31,177 (b) Altius Minerals Corp 600
57,606 Altri SGPS S.A. 322
28,369 Alujain Corp 318
1,765,964 Aluminum Corp of China Ltd 1,386
1,917,487 Aluminum Corp of China Ltd (Class A) 2,392
530,350 Ambuja Cements Ltd 4,000
92 Amcor plc 1
181,920 (b) American Vanguard Corp 964
24,579 (b) AMG Advanced Metallurgical Group NV 468
5,592,700 (a) Amman Mineral Internasional PT 3,431
179,777 (b) Anglo American Platinum Ltd 6,467
2,415,108 Anglo American plc 78,505
481,967 AngloGold Ashanti UK Ltd 12,818
561,565 Anhui Conch Cement Co Ltd 1,638
91,645 Anhui Conch Cement Co Ltd (Class A) 339
415,218 Antofagasta plc 11,192
18,784 Anupam Rasayan India Ltd 165
31,965 APERAM S.A. 1,002
142,895 APL Apollo Tubes Ltd 2,697
104 Aptargroup, Inc 17
160,261 Arabian Cement Co 1,101
199,120 ArcelorMittal S.A. 5,214
29,351 Archean Chemical Industries Ltd 253
58,034 ARE Holdings, Inc 737
101,419 (a) Aris Mining Corp 469
302,125 Arkema 28,777
1,127,908 Asahi Kasei Corp 8,551
8,700 Asahi Organic Chemicals Industry Co Ltd 248
150 Ashland, Inc 13
916,044 Asia Cement Corp 1,379
12,981 (a),(d) Asia Pacific Investment Partners Limited 0 ^
369,000 Asia Polymer Corp 221
324,632 Asian Paints Ltd 12,906
392,830 (a) Aspen Aerogels, Inc 10,877
71,249 Atalaya Mining plc 384
12,057 Atul Ltd 1,106
25,534 (b) Aurubis AG. 1,873
11,513 Avery Dennison Corp 2,542
427,008 Avient Corp 21,487
1,583,263 (a) Axalta Coating Systems Ltd 57,298
86,583 (a) Aya Gold & Silver, Inc 1,127
1,893,898 B2Gold Corp 5,853
11,265 Balaji Amines Ltd 308
2,793,680 Baoshan Iron & Steel Co Ltd 2,748
23,058,938 Barito Pacific Tbk PT 1,595
1,492,474 Barrick Gold Corp 29,685

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
9,291 BASF India Ltd $ 819
580,405 BASF SE 30,763
63,899 (a) Baticim Bati Anadolu Cimento Sanayii AS 326
11,343 Bayer CropScience Ltd 868
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 59
28,281 Bekaert S.A. 1,162
895,942 (a) Bellevue Gold Ltd 811
46,350 Berry Global Group, Inc 3,151
4,298 Bharat Bijlee Ltd 242
7,190,681 BHP Billiton Ltd 223,243
328,091 (b) BHP Group Ltd 10,146
176,251 Billerud AB 2,022
4,000 (a),(b),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 432
371,851 BlueScope Steel Ltd 5,676
5,631 Boliden AB 191
75,802 Borregaard ASA 1,425
19,849 (a) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 275
294,305 Boubyan Petrochemicals Co KSCP 617
207,700 Bradespar S.A. 771
220,551 Breedon Group plc 1,262
61,328 Brickworks Ltd 1,235
67,020 Buzzi Unicem S.p.A. 2,674
30,700 C Uyemura & Co Ltd 2,471
1,666,955 (a) Calibre Mining Corp 3,217
45,474 (a) Canfor Corp 573
45,797 (a) CAP S.A. 307
244,245 (a) Capricorn Metals Ltd 961
429,265 (a),(b) Capstone Copper Corp 3,355
85,783 Carborundum Universal Ltd 1,533
76,310 Carpenter Technology Corp 12,178
58,955 Cascades, Inc 455
312,228 Castrol India Ltd 917
23,397 Cathay Biotech, Inc 156
127,789 CCL Industries 7,790
1,060,524 Celanese Corp (Series A) 144,189
116,819 Cementir Holding NV 1,274
442,775 Cementos Argos S.A. 790
12,944,130 Cemex S.A. de C.V. 7,928
864,482 Centamin plc 1,694
1,005,209 Centerra Gold, Inc 7,217
258,805 Central Asia Metals plc 677
138,000 Century Iron & Steel Industrial Co Ltd 965
45,282 Century Plyboards India Ltd 480
41,481 Century Textiles & Industries Ltd 1,413
2,843 CF Industries Holdings, Inc 244
138,584 Chambal Fertilisers and Chemicals Ltd 875
302,661 (b) Champion Iron Ltd 1,523
6,663,400 Chandra Asri Pacific Tbk PT 3,730
59,219 (a) Chemplast Sanmar Ltd 363
632,000 Cheng Loong Corp 491
350,880 Chia Hsin Cement Corp 201
29,700 Chifeng Jilong Gold Mining Co Ltd 85
1,448,000 China BlueChemical Ltd 393
1,215,105 China Hongqiao Group Ltd 1,993
101,429 China Jushi Co Ltd 169
1,236,000 China Man-Made Fiber Corp 332
150,000 China Metal Products 186
2,663,614 China Molybdenum Co Ltd 2,571
951,344 China Molybdenum Co Ltd (Class A) 1,161
1,970,276 (b) China National Building Material Co Ltd 855
1,100,000 China Nonferrous Mining Corp Ltd 895

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
91,329 China Northern Rare Earth Group High-Tech Co Ltd $ 267
1,444,000 China Oriental Group Co Ltd 247
2,855,000 China Petrochemical Development Corp 854
38,700 China Rare Earth Resources And Technology Co Ltd 155
8,128,000 China Resources Cement Holdings Ltd 2,261
706,000 (b) China Risun Group Ltd 286
110,000 China Steel Chemical Corp 353
4,917,568 China Steel Corp 3,587
2,549,251 China XLX Fertiliser Ltd 1,329
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
23,078 Chugoku Marine Paints Ltd 333
512,000 Chun Yuan Steel Industry Co Ltd 298
4,030 Chunbo Co Ltd 186
712,000 Chung Hung Steel Corp 505
328,000 Chung Hwa Pulp Corp 225
123,476 (a) Cia Brasileira de Aluminio 124
94,400 Cia de Ferro Ligas da Bahia FERBASA 133
199,360 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,759
259,223 Cia Siderurgica Nacional S.A. 613
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 307
132,100 Citic Pacific Special Steel Group Co Ltd 255
51,901 City Cement Co 245
4,352 Clariant AG. 66
20,523 Clean Science & Technology Ltd 386
549,255 (a) Cleveland-Cliffs, Inc 7,014
22,920 CNGR Advanced Material Co Ltd 130
484,200 (a) Coeur Mining, Inc 3,331
320,764 Commercial Metals Co 17,629
86,132 (a) Companhia Vale do Rio Doce 5
1,103,113 (a) Constellium SE 17,937
41,611 Corbion NV 1,187
95,978 Coromandel International Ltd 1,917
626,223 (c) Coronado Global Resources, Inc 517
3,715,381 Corteva, Inc 218,427
28,489 (b) Corticeira Amorim SGPS S.A. 281
21,928 (a) Cosmochemical Co Ltd 394
197,297 (c) Covestro AG. 12,296
63,000 CPMC Holdings Ltd 56
138,166 CRH plc 12,645
1,729,183 CRH plc 160,364
60,645 Croda International plc 3,427
763,909 Crown Holdings, Inc 73,244
220,100 CSG Holding Co Ltd 74
1,389,200 D&L Industries, Inc 160
175,200 Daicel Chemical Industries Ltd 1,635
92,755 Daido Steel Co Ltd 911
60,701 Dainippon Ink and Chemicals, Inc 1,376
66,699 (b) Daio Paper Corp 421
73,330 (a) Dakota Gold Corp 173
1,350,015 (a) De Grey Mining Ltd 1,287
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 618
43,916 Deepak Nitrite Ltd 1,522
61,049 (b) Denki Kagaku Kogyo KK 962
1,954,399 Deterra Royalties Ltd 5,436
335,310 Dexco S.A. 526
6,060 Dhanuka Agritech Ltd 112
25,466 Dongjin Semichem Co Ltd 564
3,372 Dongwon Systems Corp 114
1,080,000 Dongyue Group Ltd 1,069
1,899 (a),(b) Dottikon Es Holding AG. 582
341,914 Dow, Inc 18,679
42,679 DOWA HOLDINGS CO Ltd 1,569

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
385,527 DRDGOLD Ltd $ 367
1,060,745 DS Smith plc 6,560
656,636 DSM-Firmenich AG. 90,620
752,824 Dundee Precious Metals, Inc 7,626
2,946,567 DuPont de Nemours, Inc 262,569
7,764 East Pipes Integrated Co for Industry 300
28,157 Eastern Province Cement Co 242
14,857 Ecolab, Inc 3,793
83,557 Ecopro Co Ltd 5,631
65,163 EID Parry India Ltd 667
164,263 (a) El Ezz Steel Co 398
160,062 (a) Eldorado Gold Corp 2,782
382,420 Element Solutions, Inc 10,387
464,438 Elementis plc 1,011
241,189 (c) Elkem ASA 469
385,294 (a) Emerald Resources NL 1,021
1,022,687 Empresas CMPC S.A. 1,779
6,773 EMS-Chemie Holding AG. 5,691
110,191 Ence Energia y Celulosa S.A. 369
11,188 (a) Enchem Co Ltd 1,554
223,807 Endeavour Mining plc 5,296
182,277 (a),(b) Endeavour Silver Corp 720
122,091 EPL Ltd 378
288,659 (a),(b) Equinox Gold Corp 1,761
6,620 (b) Eramet 523
564,785 Eregli Demir ve Celik Fabrikalari TAS 884
69,316 (a),(b) ERO Copper Corp 1,543
195,637 Essentra plc 400
668,850 Eternal Chemical Co Ltd 720
134,000 EVERGREEN Steel Corp 501
1,487,063 Evolution Mining Ltd 4,738
5,270 Evonik Industries AG. 123
343,000 Feng Hsin Iron & Steel Co 920
70,035 (a) Filo Corp 1,669
7,567 Fine Organic Industries Ltd 473
33,792 Fineotex Chemical Ltd 163
220,875 Finolex Industries Ltd 733
1,286,478 (a),(b),(d) Firefinch Ltd 9
115,000 (a) First Copper Technology Co Ltd 168
228,002 (b) First Majestic Silver Corp 1,369
604,383 First Quantum Minerals Ltd 8,240
99,558 FMC Corp 6,565
48,735 Foosung Co Ltd 245
175,751 (a) Foran Mining Corp 545
2,926,139 Formosa Chemicals & Fibre Corp 4,008
3,094,019 Formosa Plastics Corp 5,216
176,456 (c) Forterra plc 410
1,432,919 Fortescue Metals Group Ltd 20,211
235,507 (a) Fortuna Silver Mines, Inc 1,095
37,020 FP Corp 738
163,445 Franco-Nevada Corp 20,301
2,600,222 Freeport-McMoRan, Inc (Class B) 129,803
54,202 FUCHS SE 2,634
1,156,000 (b) Fufeng Group Ltd 712
29,877 Fuji Seal International, Inc 529
43,425 Fujimi, Inc 723
10,730 Fujimori Kogyo Co Ltd 331
15,900 Fuso Chemical Co Ltd 442
77,120 FutureFuel Corp 443
11,151 Galaxy Surfactants Ltd 397
41,780 Ganfeng Lithium Group Co Ltd 202
5,606 Garware Hi-Tech Films Ltd 259

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
570,247 (a),(b) Gascoyne Resources Ltd $ 565
243,454 (b) GCC SAB de C.V. 1,822
262,979 GEM Co Ltd 266
727,749 (a) Genesis Minerals Ltd 1,028
1,333,880 Gerdau S.A. (Preference) 4,677
62,969 GHCL Ltd 513
10,996 Givaudan S.A. 60,330
24,978,519 Glencore plc 143,043
579,000 (a),(b) Global New Material International Holdings Ltd 303
1,179,000 Gloria Material Technology Corp 1,797
39,541 Godawari Power and Ispat Ltd 524
3,200 Godo Steel Ltd 93
594,470 Gold Fields Ltd 9,219
889,265 Gold Road Resources Ltd 1,044
666,000 Goldsun Development & Construction Co Ltd 1,100
928,755 Grand Pacific Petrochemical 396
77,970 Granges AB 935
231,476 Grasim Industries Ltd 7,716
17,869 Gravita India Ltd 525
605,755 (a),(d) Great Basin Gold Ltd 4
4,118,082 (a),(b) Greatland Gold plc 380
47,969 Greenpanel Industries Ltd 223
6,950 Greif, Inc (Class B) 485
29,721 (a) Grupa Azoty S.A. 158
7,403 Grupa Kety S.A. 1,586
3,334,738 Grupo Mexico S.A. de C.V. (Series B) 18,591
66,624 Guangzhou Tinci Materials Technology Co Ltd 173
49,108 (a) Gubre Fabrikalari TAS 294
17,665 Gujarat Alkalies & Chemicals Ltd 175
21,772 Gujarat Fluorochemicals Ltd 1,109
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 525
199,152 Gujarat State Fertilizers & Chemicals Ltd 519
8,530 Gulf Oil Lubricants India Ltd 141
26,291 Han Kuk Carbon Co Ltd 217
11,998 Hanil Cement Co Ltd 126
7,604 Hansol Chemical Co Ltd 779
94,253 Hanwha Chemical Corp 1,867
217,444 Harmony Gold Mining Co Ltd 2,232
2,259,840 Hecla Mining Co 15,073
1,052,870 HeidelbergCement AG. 114,699
67,346 HeidelbergCement India Ltd 178
843,595 (a) Hektas Ticaret TAS 110
180,400 Henan Shenhuo Coal & Power Co Ltd 509
420,969 Hengli Petrochemical Co Ltd 934
196,094 Hengyi Petrochemical Co Ltd 194
264,022 Hexpol AB 2,730
540,800 Hextar Global Bhd 120
61,441 Hill & Smith Holdings plc 1,688
121,598 Himadri Speciality Chemical Ltd 960
1,314,476 Hindalco Industries Ltd 11,881
191,678 Hindustan Copper Ltd 787
249,891 Hochschild Mining plc 614
72,029 (b) Hokuetsu Paper Mills Ltd 789
10,682 Holcim Ltd 1,046
74,597 (b) Holmen AB 3,230
16,165 Honam Petrochemical Corp 1,252
28,700 Hoshine Silicon Industry Co Ltd 244
173,000 Hsin Kuang Steel Co Ltd 330
883,000 (b) Huabao International Holdings Ltd 300
197,300 Huafon Chemical Co Ltd 234
201,400 Huaibei Mining Holdings Co Ltd 514
1,250,473 (b) HudBay Minerals, Inc 11,502

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
74,675 (b) Huhtamaki Oyj $ 2,899
345,411 Hunan Valin Steel Co Ltd 229
295,538 Huntsman Corp 7,152
2,312 Hyosung Advanced Materials Corp 510
2,114 Hyosung TNC Corp 512
36,246 Hyundai Steel Co 771
1,527,609 (a) Iamgold Corp 8,008
327,531 (c) Ibstock plc 814
334,431 Iluka Resources Ltd 1,598
410,660 Imdex Ltd 669
27,795 Imerys S.A. 923
1,057,624 (b) Impala Platinum Holdings Ltd 5,928
1,508,340 Incitec Pivot Ltd 3,228
2,004,497 Indah Kiat Pulp & Paper Tbk PT 1,144
511,149 Independence Group NL 2,053
76,930 (a) India Cements Ltd 335
9,864 Indigo Paints Ltd 172
80,121 (a),(b) Industrias Penoles S.A. de C.V. 1,063
1,296,018 Inner Mongolia BaoTou Steel Union Co Ltd 317
725,888 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 472
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 180
198,236 Innospec, Inc 22,419
41,032 (a) Interfor Corp 616
646,000 International CSRC Investment Holdings Co 336
192,174 International Flavors & Fragrances, Inc 20,165
20,398 International Paper Co 996
1,300 (b) Ise Chemicals Corp 177
22,158 Israel Chemicals Ltd 94
2,778 Israel Corp Ltd 605
12,573 (a) ISU Specialty Chemical 492
1,056,904 (a) Ivanhoe Mines Ltd 15,723
23,178 (a) Jai Balaji Industries Ltd 290
27,936 JAI Corp Ltd 123
365,067 (a) James Hardie Industries plc 14,507
38,843 (a) Jastrzebska Spolka Weglowa S.A. 261
46,000 JCHX Mining Management Co Ltd 324
12,800 JCU Corp 313
487,449 (b) JFE Holdings, Inc 6,553
237,000 Jiangsu Eastern Shenghong Co Ltd 311
15,990 Jiangsu Yangnong Chemical Co Ltd 140
28,500 Jiangsu Yoke Technology Co Ltd 247
528,115 Jiangxi Copper Co Ltd 1,061
53,509 Jiangxi Copper Co Ltd (Class A) 183
40,027 Jinan Acetate Chemical Co Ltd 1,117
2,433,000 (b) Jinchuan Group International Resources Co Ltd 206
92,340 Jindal Saw Ltd 820
286,991 Jindal Stainless Ltd 2,707
150,110 Jindal Steel & Power Ltd 1,859
226,900 Jinduicheng Molybdenum Co Ltd 381
28,600 JK Cement Ltd 1,585
45,172 JK Lakshmi Cement Ltd 416
60,349 JK Paper Ltd 323
136,603 Johnson Matthey plc 2,786
671,201 JSW Steel Ltd 8,241
60,729 Jubilant Ingrevia Ltd 562
131,428 (b) K&S AG. 1,685
179,903 (a) K92 Mining, Inc 1,047
5,580 Kaiser Aluminum Corp 405
30,015 Kaneka Corp 821
334,740 Kansai Nerolac Paints Ltd 1,238
127,000 (b) Kansai Paint Co Ltd 2,268
156,109 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A) 89

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. $ 555
3,125 KCC Corp 717
11,200 (b) KeePer Technical Laboratory Co Ltd 335
83,968 Kemira Oyj 2,096
66,835 (a) Kesoram Industries Ltd 178
33,544 KG DONGBUSTEEL 172
56,191 KGHM Polska Miedz S.A. 2,324
25,100 KH Neochem Co Ltd 368
1,046,933 Kinross Gold Corp 9,808
48,552 Kirloskar Ferrous Industries Ltd 388
61,202 Kirloskar Oil Engines Ltd 898
671,151 Klabin S.A. 2,574
3 Klabin S.A. (Preference) 0 ^
192,920 (a) Knife River Corp 17,245
867,000 (b) Kobe Steel Ltd 10,391
118,951 Kocaer Celik Sanayi Ve Ticaret AS. 139
16,044 Kolon Industries, Inc 439
40,316 Konishi Co Ltd 341
749 (a) Konya Cimento Sanayii 153
2,299 Korea Petrochemical Ind Co Ltd 203
3,265 Korea Zinc Co Ltd 1,710
664,564 (a) Koza Altin Isletmeleri AS 451
162,650 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 327
248,380 Kronos Worldwide, Inc 3,092
13,600 Krosaki Harima Corp 213
30,568 (a) Kum Yang Co Ltd 1,224
18,240 Kumba Iron Ore Ltd 423
6,500 Kumho Petrochemical Co Ltd 781
49,548 Kumiai Chemical Industry Co Ltd 292
231,600 Kuraray Co Ltd 3,441
25,500 KUREHA CORP 506
18,216 Kyoei Steel Ltd 221
253,078 (b) Labrador Iron Ore Royalty Corp 6,018
203,500 Lafarge Malayan Cement BHD 256
33,409 (a) Lake Materials Co Ltd 436
67,770 Lanxess AG. 2,145
63,295 Laxmi Organic Industries Ltd 215
143,854 LB Group Co Ltd 422
1,196,000 Lee & Man Paper Manufacturing Ltd 425
15,574 Lenzing AG. 616
816,893 (a),(b),(d) Leo Lithium Ltd 143
41,868 LG Chem Ltd 11,364
7,393 LG Chem Ltd (Preference) 1,373
1,642,436 Linde plc 783,212
28,300 Lintec Corp 654
1,015,887 (a),(b) Liontown Resources Ltd 561
82,777 (a),(b) Lithium Americas Argentina Corp 271
152,576 (a),(b) Lithium Americas Corp 412
684,477 Longchen Paper & Packaging Co Ltd 316
627,400 (a),(c) Lotte Chemical Titan Holding Bhd 152
11,373 LOTTE Fine Chemical Co Ltd 415
44,160 Louisiana-Pacific Corp 4,745
15,396 LS Materials Ltd 218
82,633 Lundin Gold, Inc 1,787
557,785 (b) Lundin Mining Corp 5,844
1,766,274 (a) Lynas Corp Ltd 9,691
40,290 LyondellBasell Industries NV 3,864
23,466 Maeda Kosen Co Ltd 308
73,216 (a) MAG. Silver Corp 1,030
372,646 Maharashtra Seamless Ltd 2,854
54,242 (a) Major Drilling Group International 336
173,713 Marshalls plc 773

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
89,800 Maruichi Steel Tube Ltd $ 2,119
31,680 (a) Max Estates Ltd 234
12,421 Meghmani Finechem Ltd 339
3,815,196 (a) Merdeka Copper Gold Tbk PT 680
4,656,631 Mesaieed Petrochemical Holding Co 2,084
541,900 Metalurgica Gerdau S.A. 1,086
51,550 (b) Methanex Corp 2,130
29,246 (a) Middle East Paper Co 343
166,888 (b) Mineral Resources Ltd 5,950
213,320 Minerals Technologies, Inc 16,475
27,572 (c) Mishra Dhatu Nigam Ltd 133
7,500 (b) Mitani Sekisan Co Ltd 299
1,145,334 Mitsubishi Chemical Holdings Corp 7,367
773,700 Mitsubishi Gas Chemical Co, Inc 15,085
103,000 (b) Mitsubishi Materials Corp 1,861
145,000 (b) Mitsui Chemicals, Inc 3,873
60,564 Mitsui Mining & Smelting Co Ltd 2,073
910 Miwon Commercial Co Ltd 139
3,856,000 (a) MMG Ltd 1,339
41,763 MOIL Ltd 203
9,092 Mondi plc 173
29,955 Mosaic Co 802
134,078 (b) M-real Oyj (B Shares) 939
325,910 Myers Industries, Inc 4,504
50,071 Najran Cement Co 127
32,000 Nan Pao Resins Chemical Co Ltd 306
4,312,887 Nan Ya Plastics Corp 6,252
331,500 Nanjing Iron & Steel Co Ltd 228
200,000 Nantex Industry Co Ltd 238
674,130 National Aluminium Co Ltd 1,693
208,550 (a) National Industrialization Co 629
26,332 Navin Fluorine International Ltd 1,081
11,762 Neogen Chemicals Ltd 290
618,451 (a) New Gold, Inc 1,793
4,611 NewMarket Corp 2,545
2,900,195 Newmont Goldcorp Corp 155,015
90,947 (a) NGEx Minerals Ltd 750
1,410,307 Nickel Industries Ltd 893
207,381 Nihon Parkerizing Co Ltd 1,806
1,131,000 Nine Dragons Paper Holdings Ltd 595
433,206 Ningxia Baofeng Energy Group Co Ltd 1,066
104,566 Nippon Kayaku Co Ltd 914
597,203 Nippon Light Metal Holdings Co Ltd 6,814
845,200 Nippon Paint Co Ltd 6,437
77,980 (b) Nippon Paper Industries Co Ltd 533
76,900 Nippon Pillar Packing Co Ltd 2,236
80,512 Nippon Shokubai Co Ltd 978
35,368 Nippon Soda Co Ltd 616
732,384 (b) Nippon Steel Corp 16,414
95,200 Nissan Chemical Industries Ltd 3,418
28,714 Nittetsu Mining Co Ltd 858
597,500 Nitto Denko Corp 10,055
893,486 NMDC Ltd 2,612
623,733 (a) NMDC Steel Ltd 402
102,670 NOCIL Ltd 356
154,146 NOF Corp 2,662
2,196,575 Norsk Hydro ASA 14,190
136,540 (b) Northam Platinum Holdings Ltd 862
55,538 Northern Region Cement Co 138
971,458 Northern Star Resources Ltd 10,642
185,858 (a),(b) Novagold Resources, Inc 765
217,562 Novozymes A.S. 15,663

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
318,348 Nucor Corp $ 47,860
298,211 Nufarm Ltd 812
41,678 Nuh Cimento Sanayi AS. 317
923,376 (b) Nutrien Ltd 44,371
109,674 (a) Nuvoco Vistas Corp Ltd 470
540,305 OceanaGold Corp 1,530
4,110 OCI Co Ltd 257
11,133 OCI Co Ltd 602
2,708 OCI NV 77
699,140 (a) O-I Glass, Inc 9,173
582,200 (b) OJI Paper Co Ltd 2,332
7,200 Okamoto Industries, Inc 263
14,869 Olin Corp 713
17,750 Olympic Steel, Inc 692
119,157 Omnia Holdings Ltd 448
793,448 (b) Orbia Advance Corp SAB de C.V. 802
411,947 Orica Ltd 5,262
70,758 Orient Cement Ltd 245
474,000 Oriental Union Chemical Corp 281
286,260 Orion S.A. 5,098
1,245 (a) Orissa Minerals Development Co Ltd 137
184,329 (a),(b) Orla Mining Ltd 741
967,618 Orora Ltd 1,819
9,100 Osaka Organic Chemical Industry Ltd 201
60,000 (b) Osaka Soda Co Ltd 810
8,900 Osaka Steel Co Ltd 214
25,300 (b) Osaka Titanium Technologies 443
133,205 (b) Osisko Gold Royalties Ltd 2,467
277,515 (a) Osisko Mining, Inc 999
295,734 (b) Outokumpu Oyj 1,194
190,926 (a) Oyak Cimento Fabrikalari AS 371
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 531
450,169 Packaging Corp of America 96,966
1,635,687 Pan African Resources plc 693
1,077,596 Pan American Silver Corp (Toronto) 22,501
508,266 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 212
229,073 (c) Paradeep Phosphates Ltd 227
91,824 (a),(b) Patriot Battery Metals, Inc 283
133,015 PCBL Ltd 917
3,864,717 Perenti Ltd 2,912
85,720 (a) Perimeter Solutions S.A. 1,153
5,610,713 Perseus Mining Ltd 10,029
979,003 (a) Petkim Petrokimya Holding 647
2,508,615 Petronas Chemicals Group Bhd 3,431
13,469 PI Advanced Materials Co Ltd 221
67,702 PI Industries Ltd 3,762
131,373 Pidilite Industries Ltd 5,272
2,420,958 (b) Pilbara Minerals Ltd 5,445
162,900 (a) PMB Technology Bhd 81
574 Politeknik Metal Sanayi ve Ticaret AS. 112
139,722 Poongsan Corp 6,527
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 681
74,463 POSCO 21,860
17,535 POSCO M-Tech Co Ltd 244
138,053 PPG Industries, Inc 18,287
1,513,468 Press Metal Aluminium Holdings Bhd 1,861
126,676 (a) Prism Johnson Ltd 309
4,908,000 PT Aneka Tambang Tbk 479
984,500 PT Indocement Tunggal Prakarsa Tbk 443
1,987,200 PT Semen Gresik Persero Tbk 497
1,207,800 (a) PT Vale Indonesia Tbk 325
2,163 (a) PTC Industries Ltd 365

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,919,509 PTT Global Chemical PCL $ 1,774
38,116 Qassim Cement Co 540
2,262,375 Qatar Aluminum Manufacturing Co 811
195,400 (a) Qinghai Salt Lake Industry Co Ltd 513
1,808,619 Rain Industries Ltd 3,884
69,861 Rallis India Ltd 275
87,191 Ramco Cements Ltd 901
4,395,110 Ramelius Resources Ltd 6,618
54,395 Ramkrishna Forgings Ltd 655
32,794 (a) Ranpak Holdings Corp 214
42,885 Rashtriya Chemicals & Fertilizers Ltd 93
23,009 Ratnamani Metals & Tubes Ltd 1,006
32,234 (b) Recticel S.A. 474
613,912 Regis Resources Ltd 860
112,140 Reliance Steel & Aluminum Co 32,432
155,683 Rengo Co Ltd 1,088
1,769,986 (a) Resolute Mining Ltd 900
50,762 Rhi Magnesita India Ltd 368
13,088 RHI Magnesita NV 602
313,979 Rio Tinto Ltd 27,770
723,642 Rio Tinto plc 51,370
548,924 Rongsheng Petrochemical Co Ltd 804
12,742 Rossari Biotech Ltd 138
49,640 Royal Gold, Inc 6,965
204,324 SABIC Agri-Nutrients Co 6,475
302,405 Sahara International Petrochemical Co 2,367
32,600 Sakata INX Corp 368
19,720 Salzgitter AG. 361
4,273 Sam-A Aluminum Co Ltd 166
19,000 San Fu Chemical Co Ltd 82
373,321 Sandfire Resources Ltd 2,764
208,264 Sandstorm Gold Ltd 1,250
28,466 Sandur Manganese & Iron Ores Ltd 168
56,611 Sanyo Chemical Industries Ltd 1,644
15,206 Sanyo Special Steel Co Ltd 203
440,193 Sappi Ltd 1,233
67,474 Sarda Energy & Minerals Ltd 356
8,872,736 (a) Sasa Polyester Sanayi AS 1,116
492,399 Sasol Ltd 3,307
211,320 Satellite Chemical Co Ltd 557
591,904 (a) Saudi Arabian Mining Co 7,711
44,343 Saudi Aramco Base Oil Co 1,570
772,868 Saudi Basic Industries Corp 15,431
50,738 Saudi Cement Co 562
300,763 Saudi Industrial Investment Group 1,572
661,778 (a) Saudi Kayan Petrochemical Co 1,483
12,313 Saudi Paper Manufacturing Co 212
13,484 Saudi Steel Pipe Co 257
977,100 SCG Packaging PCL 876
664,000 Scientex BHD 697
29,115 Scotts Miracle-Gro Co (Class A) 2,524
58,512 (a) Seabridge Gold, Inc 984
11,934 SeAH Besteel Holdings Corp 187
1,348 SeAH Steel Holdings Corp 179
172,498 Sealed Air Corp 6,262
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0 ^
33,357 Semapa-Sociedade de Investimento e Gestao 536
87,648 Shandong Gold Mining Co Ltd - A 365
304,255 (c) Shandong Gold Mining Co Ltd - H 679
174,707 Shandong Hualu Hengsheng Chemical Co Ltd 647
380,666 Shandong Nanshan Aluminum Co Ltd 236
151,911 Shandong Sun Paper Industry JSC Ltd 324

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
241,200 Shanghai Chlor-Alkali Chemical Co Ltd $ 138
80,777 Shanghai Putailai New Energy Technology Co Ltd 170
36,048 Shenzhen Capchem Technology Co Ltd 206
38,000 Shenzhen YUTO Packaging Technology Co Ltd 138
180,462 Sherwin-Williams Co 68,877
100,000 (a) Shihlin Paper Corp 180
17,100 Shikoku Kasei Holdings Corp 247
6,900 Shinagawa Refractories Co Ltd 82
4,507,322 Shin-Etsu Chemical Co Ltd 188,363
114,303 Shin-Etsu Polymer Co Ltd 1,238
802,000 Shinkong Synthetic Fibers Corp 410
78,000 Shiny Chemical Industrial Co Ltd 438
11,310 Shivalik Bimetal Controls Ltd 87
10,342,000 Shougang Fushan Resources Group Ltd 3,902
135,600 Showa Denko KK 3,524
7,504 Shree Cement Ltd 2,356
31,129 Shyam Metalics & Energy Ltd 337
655,983 Siam Cement PCL 4,886
86,800 Siam City Cement PCL 430
1,133,022 Sibanye Stillwater Ltd 1,171
293,610 (b) SIG Group AG. 6,546
46,241 (a),(b) Sigma Lithium Corp 572
3,125 Sika AG. 1,036
154,515 Silgan Holdings, Inc 8,112
162,896 Silvercorp Metals, Inc 709
109,641 (a),(b) SilverCrest Metals, Inc 1,017
126,928 Sims Ltd 1,103
1,490,000 Sinofert Holdings Ltd 224
217,000 Sinon Corp 294
8,138 SK Chemicals Co Ltd 317
19,778 (a),(c) SK IE Technology Co Ltd 546
15,277 SKC Co Ltd 1,679
59,704 (a) Skeena Resources Ltd 507
5,154,227 Smurfit WestRock plc 254,722
27,919 SOL S.p.A. 1,109
434,000 Solar Applied Materials Technology Corp 891
23,418 Solar Industries India Ltd 3,220
57,715 (b) Solvay S.A. 2,261
2,946 Soulbrain Co Ltd 500
3,686 Soulbrain Holdings Co Ltd 158
337,096 (b) South32 Ltd 857
3,827,730 South32 Ltd 9,818
36,212 Southern Copper Corp 4,189
44,812 Southern Province Cement Co 415
117,436 SRF Ltd 3,502
168,495 Ssab Svenskt Stal AB (Series A) 882
1,257,419 Ssab Svenskt Stal AB (Series B) 6,438
164,957 SSR Mining, Inc 937
28,639 (a) Star Cement Ltd 69
26,175 Stelco Holdings, Inc 1,291
40,546 Stella-Jones, Inc 2,662
1,513 STO AG. 206
12,154 Stora Enso Oyj (R Shares) 156
17,420 Sudarshan Chemical Industries Ltd 232
51,624 Sumitomo Bakelite Co Ltd 1,455
1,087,100 Sumitomo Chemical Co Ltd 3,104
94,336 Sumitomo Chemical India Ltd 626
209,400 Sumitomo Metal Mining Co Ltd 6,284
483,021 Sumitomo Osaka Cement Co Ltd 13,796
801,106 (a) Summit Materials, Inc 31,267
30,855 SunCoke Energy, Inc 268
153,506 Supreme Industries Ltd 9,749

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
64,386 Supreme Petrochem Ltd $ 666
7,067,200 Surya Esa Perkasa Tbk PT 412
17,277 Surya Roshni Ltd 148
654,317 Suzano SA 6,539
586,383 Svenska Cellulosa AB (B Shares) 8,549
235,245 (d) Syensqo S.A. 20,847
211,627 Symrise AG. 29,287
24,900 T Hasegawa Co Ltd 571
1,327,344 TA Chen Stainless Pipe 1,450
269 Taekwang Industrial Co Ltd 134
87,400 Taiheiyo Cement Corp 2,060
2,738,145 Taiwan Cement Corp 2,917
463,000 Taiwan Fertilizer Co Ltd 846
203,000 Taiwan Hon Chuan Enterprise Co Ltd 1,043
29,000 Taiyo Ink Manufacturing Co Ltd 751
154,119 Taiyo Nippon Sanso Corp 5,657
6,355 Takasago International Corp 245
248,216 (a) Taseko Mines Ltd 630
101,928 Tata Chemicals Ltd 1,326
3,642,398 Tata Steel Ltd 7,331
13,329 TCC Steel 391
548,239 Teck Cominco Ltd (Class B) 28,635
195,437 Teck Resources Ltd 10,210
140,100 Teijin Ltd 1,386
104,321 (b) Ternium S.A. (ADR) 3,850
19,203 Tessenderlo Chemie NV 546
382,952 ThyssenKrupp AG. 1,484
1,306,000 (b) Tiangong International Co Ltd 349
218,100 Tianqi Lithium Corp 1,080
192,900 Tianshan Aluminum Group Co Ltd 232
65,777 Time Technoplast Ltd 307
525,000 Tipco Asphalt PCL 307
32,211 Titan Cement International S.A. 1,279
12,591 TKG Huchems Co Ltd 184
582,400 TOA Paint Thailand PCL 350
64,703 Toagosei Co Ltd 732
23,624 (b) Toho Titanium Co Ltd 188
157,929 (b) Tokai Carbon Co Ltd 1,019
48,541 Tokuyama Corp 982
78,042 Tokyo Ohka Kogyo Co Ltd 1,919
42,204 Tokyo Steel Manufacturing Co Ltd 583
564,000 Ton Yi Industrial Corp 298
78,978 Tongkun Group Co Ltd 151
943,400 Tongling Nonferrous Metals Group Co Ltd 512
1,246,381 Toray Industries, Inc 7,361
63,823 (a) Torex Gold Resources, Inc 1,218
1,223,000 Tosoh Corp 16,376
3,300 (b) Toyo Gosei Co Ltd 188
24,300 Toyo Ink Manufacturing Co Ltd 658
95,700 Toyo Seikan Kaisha Ltd 1,506
60,148 Toyobo Co Ltd 416
10,704,900 TPI Polene PCL 396
56,992 (b) Transcontinental, Inc 757
154,460 (a) Tredegar Corp 1,126
39,610 Trimas Corp 1,011
41,097 Triple Flag Precious Metals Corp 665
1,214,263 Tronox Holdings plc 17,765
506,000 TSRC Corp 380
383,000 Tung Ho Steel Enterprise Corp 957
274,143 UACJ Corp 9,806
74,526 UBE Industries Ltd 1,399
99,642 Ultra Tech Cement Ltd 14,030

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
139,507 Umicore S.A. $ 1,811
42,086 Uniao de Industrias Petroquimicas S.A. 360
2,087 Unid Co Ltd 124
283,019 United States Steel Corp 9,999
343,546 Universal Cement Corp 335
575,000 UPC Technology Corp 224
392,893 UPL Ltd 2,871
254,038 UPM-Kymmene Oyj 8,504
129,890 Usha Martin Ltd 554
661,000 USI Corp 337
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 441
8,102,683 Vale S.A. 94,462
4,956,130 (a) Vault Minerals Ltd 1,114
634,597 Vedanta Ltd 3,878
56,211 (c) Verallia S.A. 1,645
11,215 (b) Vetropack Holding AG. 421
50,544 Vicat S.A. 1,988
60,178 Victrex plc 782
16,326 (b) Vidrala S.A. 1,850
20,806 Vinati Organics Ltd 518
2,207 Voestalpine AG. 57
17,612 (a) VT Co Ltd 456
60,530 Vulcan Steel Ltd 322
30,662 (a) WA1 Resources Ltd 319
12,493 Wacker Chemie AG. 1,236
186,000 (b) Wanguo International Mining Group Ltd 232
177,596 Wanhua Chemical Group Co Ltd 2,282
16,562 Weihai Guangwei Composites Co Ltd 77
63,753 Welspun Corp Ltd 584
116,808 (a) Wesdome Gold Mines Ltd 1,096
862,225 (a) West African Resources Ltd 1,022
2,230,000 (b) West China Cement Ltd 327
30,238 West Coast Paper Mills Ltd 222
50,856 West Fraser Timber Co Ltd 4,955
92,400 Western Mining Co Ltd 246
31,291 Western Superconducting Technologies Co Ltd 206
3,255,482 Westgold Resources Ltd 5,979
324,493 (a) Westgold Resources Ltd 578
341,513 Westlake Chemical Corp 51,326
385,282 (b) Wheaton Precious Metals Corp 23,531
84,323 Wienerberger AG. 2,788
41,872 Winpak Ltd 1,471
169,030 (b) Worthington Steel, Inc 5,749
95,015 Xiamen Tungsten Co Ltd 280
78,778 Yamama Cement Co 663
58,505 Yamato Kogyo Co Ltd 2,935
53,756 Yanbu Cement Co 348
250,212 Yanbu National Petrochemical Co 2,850
3,412 Yara International ASA 108
233,000 YC INOX Co Ltd 179
854,913 Yieh Phui Enterprise Co Ltd 427
161,723 Yintai Gold Co Ltd 426
14,955 Yodogawa Steel Works Ltd 587
9,285 Youlchon Chemical Co Ltd 161
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 944
68,900 Yunnan Aluminium Co Ltd 143
438,100 Yunnan Chihong Zinc&Germanium Co Ltd 353
35,884 Yunnan Energy New Material Co Ltd 173
175,200 Yunnan Tin Co Ltd 401
158,500 Yunnan Yuntianhua Co Ltd 507
108,200 Zangge Mining Co Ltd 438
114,716 Zeon Corp 1,096

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
648,000 Zhaojin Mining Industry Co Ltd $ 1,139
39,738 Zhejiang Huayou Cobalt Co Ltd 165
174,836 Zhejiang Juhua Co Ltd 549
158,600 Zhejiang Longsheng Group Co Ltd 236
121,300 Zhongjin Gold Corp Ltd 260
25,147 (b) Zignago Vetro S.p.A. 307
5,153,232 Zijin Mining Group Co Ltd 11,505
2,050,866 Zijin Mining Group Co Ltd (Class A) 5,212
TOTAL MATERIALS 5,826,296
MEDIA & ENTERTAINMENT - 5.5%
121,123 37 Interactive Entertainment Network Technology Group Co Ltd 305
21,829 4imprint Group plc 1,465
342,108 (a) Affle India Ltd 6,483
19,916 AfreecaTV Co Ltd 1,523
10,130,000 (a),(b) Alibaba Pictures Group Ltd 657
6,959,672 Alphabet, Inc 1,163,588
5,939,187 Alphabet, Inc (Class A) 985,014
15,800 (a),(b) Anycolor, Inc 276
12,459 (a) Arabian Contracting Services Co 666
117,488 Arnoldo Mondadori Editore S.p.A. 318
161,747 Ascential plc 1,225
37,555 (a) Atlanta Braves Holdings, Inc 1,495
395,247 Atresmedia Corp de Medios de Comunicacion S.A. 2,090
1,800,993 (c) Auto Trader Group plc 20,937
29,223 Autohome, Inc (ADR) 953
25,459 Avex Group Holdings, Inc 262
5,438,048 (a) Baidu, Inc 71,497
118,946 (a),(b) Baidu, Inc (ADR) 12,524
176,557 Beijing Enlight Media Co Ltd 221
6,400 (a),(b) Bengo4.com, Inc 134
29,669 (a) Better Collective A.S. 659
95,068 (a) Bilibili, Inc 2,187
14,599 Bollore SE 97
288,834 (a) Borussia Dortmund GmbH & Co KGaA 1,176
8,487 (a) Boston Omaha Corp 126
68,897 Capcom Co Ltd 1,607
82,200 (a) Cargurus, Inc 2,469
767,442 carsales.com Ltd 19,851
26,614 CD Projekt S.A. 1,204
159,197 (a) Charter Communications, Inc 51,593
145,874 Cheil Worldwide, Inc 2,043
161,865 (a),(d) Chennai Super Kings Cricket Ltd 14
166,158 (a),(c) China Literature Ltd 682
5,504,000 (a),(b) China Ruyi Holdings Ltd 1,590
51,976 (a) CJ CGV Co Ltd 230
8,813 CJ ENM Co Ltd 472
46,600 (a),(c) Cloud Music, Inc 796
11,647 (b) Cogeco Communications, Inc 616
44,018 (a) COLOPL, Inc 164
6,185,727 Comcast Corp (Class A) 258,378
1,857,300 Converge Information and Communications Technology Solutions, Inc 542
73,700 (a),(b) Cover Corp 923
361,928 CTS Eventim AG. 37,686
331,800 CyberAgent, Inc 2,359
171,292 Cyfrowy Polsat S.A. 567
55,162 Daiichikosho Co Ltd 672
150,372 DB Corp Ltd 611
59,311 (a) Dena Co Ltd 740
120,600 Dentsu, Inc 3,717
5,990 (a) Devsisters Co Ltd 179
174,994 Domain Holdings Australia Ltd 386
7,801,100 Elang Mahkota Teknologi Tbk PT 213

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
6,233 Electronic Arts, Inc $ 894
578,817 (a) Embracer Group AB 1,504
92,443 (b) Eutelsat Communications 411
70,104 (b) EVT Ltd 519
733,200 (a) EW Scripps Co (Class A) 1,646
468,867 Focus Media Information Technology Co Ltd 468
960,240 (a),(b) fuboTV, Inc 1,364
37,300 Fuji Television Network, Inc 449
77,182 Future plc 1,043
1,068,690 (a) Gannett Co, Inc 6,006
51,750 Gree, Inc 169
522,080 (a) Grindr, Inc 6,228
1,806,600 (b) Grupo Televisa S.A. 915
6,112,450 (b) Grupo Televisa SAB (ADR) 15,648
359,043 (a) GungHo Online Entertainment, Inc 7,724
154,800 Hakuhodo DY Holdings, Inc 1,269
103,700 Hello Group, Inc (ADR) 789
67,589 Hemnet Group AB 2,488
5,319,943 (b) HUYA, Inc (ADR) 27,132
18,222 HYBE Co Ltd 2,348
50,996 (a) IAC, Inc 2,745
6,832 (a) Ibotta, Inc 421
450,306 (a) iClick Interactive Asia Group Ltd (ADR) 1,486
666,400 (a),(b),(c) iDreamSky Technology Holdings Ltd 228
60,055 Info Edge India Ltd 5,803
3,024,222 Informa plc 33,259
13,384 Innocean Worldwide, Inc 196
927,430 (a) Integral Ad Science Holding Corp 10,026
188,000 International Games System Co Ltd 5,856
30,655 IPSOS 1,929
182,748 (a),(b) iQIYI, Inc (ADR) 523
2,711,518 ITV plc 2,912
51,382 (a) JC Decaux S.A. 1,151
147,800 Jiangsu Phoenix Publishing & Media Corp Ltd 251
175,300 (a) JOYY, Inc (ADR) 6,353
23,699 (a) Just Dial Ltd 326
91,942 (a),(b) Juventus Football Club S.p.A 262
21,323 JYP Entertainment Corp 820
69,524 Kadokawa Corp 1,553
106,400 Kakaku.com, Inc 1,852
259,699 Kakao Corp 7,156
24,956 (a) Kakao Games Corp 334
227,500 Kanzhun Ltd (ADR) 3,949
10,177 (b) Kinepolis Group NV 453
400,310 Kingsoft Corp Ltd 1,500
78,600 Koei Tecmo Holdings Co Ltd 906
74,832 Konami Corp 7,631
11,694 (a),(c) Krafton, Inc 3,042
1,943,800 (a),(c) Kuaishou Technology 13,356
36,400 Kunlun Tech Co Ltd 193
15,901 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,137
222,206 (a) Liberty Media Corp-Liberty Formula One (Class C) 17,205
13,447 (a) Liberty Media Corp-Liberty Live (Class A) 666
31,827 (a) Liberty Media Corp-Liberty Live (Class C) 1,634
398,212 (a) Live Nation, Inc 43,600
19,785 (b) M6-Metropole Television 268
274,860 (a) Madison Square Garden Entertainment Corp 11,690
12,384 (a) Madison Square Garden Sports Corp 2,579
1,724,054 (a) Magnite, Inc 23,878
93,922 Mango Excellent Media Co Ltd 348
273,400 (a),(b),(c) Maoyan Entertainment 301
1,032,310 (a) Match Group, Inc 39,063

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
1,402,500 MD Entertainment Tbk PT $ 288
414,760 (a) MediaAlpha, Inc 7,511
335,100 Megacable Holdings SAB de C.V. 695
2,275,500 (b),(c) Meitu, Inc 885
3,627,600 Meta Platforms, Inc 2,076,583
35,351 (b) MFE-MediaForEurope NV 171
881,279 MFE-MediaForEurope NV 3,050
249,990 Mixi Inc 4,826
915,000 (a),(b),(c) Mobvista, Inc 245
68,737 (a) Modern Times Group MTG AB 535
972,282 Moneysupermarket.com Group plc 2,753
194,604 (a) MultiChoice Group 1,228
318,099 Naver Corp 40,973
26,530 (a) Nazara Technologies Ltd 311
5,791 NCSoft Corp 842
165,500 NetDragon Websoft Holdings Ltd 246
3,450,930 NetEase, Inc 64,462
183,729 NetEase, Inc (ADR) 17,181
508,653 (a) NetFlix, Inc 360,772
10,487 (c) Netmarble Corp 474
173,213 New York Times Co (Class A) 9,643
432,091 News Corp (Class A) 11,507
77,920 News Corp (Class B) 2,178
1,525,100 Nexon Co Ltd 30,307
21,265 (a) Nexon Games Co Ltd 253
21,357 Nexstar Media Group, Inc 3,531
68,866 Next 15 Group plc 418
10,648 NHN Corp 138
1,082,925 Nine Entertainment Co Holdings Ltd 935
2,055,000 Nintendo Co Ltd 109,843
42,300 Nippon Television Holdings, Inc 663
132,933 Omnicom Group, Inc 13,744
1,363,438 oOh!media Ltd 1,235
118,076 Paradox Interactive AB 2,090
5,763 Paramount Global (Class A) 126
22,498 (a) Pearl Abyss Corp 661
38,719 (a) Perion Network Ltd 309
357,776 (a) Pinterest, Inc 11,581
1,584,400 Plan B Media Pcl 400
43,960 Playtika Holding Corp 348
114,828 ProSiebenSat. Media AG. 746
699,145 Publicis Groupe S.A. 76,512
58,139 (a) PVR Ltd 1,155
350,490 (a) QuinStreet, Inc 6,705
40,404 (b) REA Group Ltd 5,591
1,453,907 Rightmove plc 12,019
623,814 (a) ROBLOX Corp 27,610
86,634 (a) Roku, Inc 6,468
64,820 Saregama India Ltd 489
29,743 (a) Saudi Research & Media Group 2,285
57,765 Schibsted ASA 1,864
70,849 Schibsted ASA (B Shares) 2,130
208,650 (c) Scout24 SE 17,964
307,297 (a) Sea Ltd (ADR) 28,972
262,761 Seek Ltd 4,498
61,300 Septeni Holdings Co Ltd 199
273,141 (b) SES S.A. 1,370
7,601 (b) Shochiku Co Ltd 560
93,980 Shutterstock, Inc 3,324
127,100 Sky Perfect Jsat Corp 795
8,952 SM Entertainment Co Ltd 457
617,600 (a),(b),(d) SMI Holdings Group Ltd 1

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
320,367 (a) Snap, Inc $ 3,428
143,907 Societe Television Francaise 1 1,278
52,000 Soft-World International Corp 216
31,135 (a) Spotify Technology S.A. 11,474
58,400 Square Enix Co Ltd 2,318
2,309,908 (a) Stillfront Group AB 1,482
26,536 Stroeer SE & Co KGaA 1,699
8,878 (a) Studio Dragon Corp 253
67,014 Sun TV Network Ltd 665
20,124,700 Surya Citra Media Tbk PT 162
280,446 (a) Take-Two Interactive Software, Inc 43,107
97,105 (a) Team17 Group plc 351
223,200 TEGNA, Inc 3,522
9,431,025 Tencent Holdings Ltd 524,411
1,887,972 Tencent Music Entertainment Group (ADR) 22,750
21,164 Tips Industries Ltd 175
54,089 (a) TKO Group Holdings, Inc 6,691
45,100 Toei Animation Co Ltd 953
21,920 Toei Co Ltd 697
87,200 Toho Co Ltd 3,537
27,300 Tokyo Broadcasting System, Inc 747
241,132 (a) TripAdvisor, Inc 3,494
39,520 (a),(b) Trump Media & Technology Group Corp 635
1,358,293 (a),(c) Trustpilot Group plc 4,104
15,151 TV Asahi Corp 211
345,822 (a) TV18 Broadcast Ltd 183
2,450 TX Group AG. 410
198,998 (a),(b) Ubisoft Entertainment 2,234
678,401 (b) Universal Music Group NV 17,748
4,280,800 VGI PCL 346
604,060 (a) Vimeo, Inc 3,051
691,786 Vivendi Universal S.A. 8,003
53,915 (a) VTEX 401
4,476,160 Walt Disney Co 430,562
135,000 (a) Wanda Film Holding Co Ltd 237
416,266 (a) Warner Bros Discovery, Inc 3,434
9,693 Webzen, Inc 127
59,600 Weibo Corp (ADR) 601
15,227 Wemade Co Ltd 398
22,190 WPP plc 227
188,400 (a),(b) XD, Inc 607
87,170 (a) Yelp, Inc 3,058
10,159 YG Entertainment, Inc 289
80,594 YouGov plc 473
2,064,700 Z Holdings Corp 6,018
575,156 (a) ZEE Telefilms Ltd 944
486,013 (a) Zhejiang Century Huatong Group Co Ltd 286
219,859 (a) Ziff Davis, Inc 10,698
524,700 ZIGExN Co Ltd 2,218
366,955 (a) ZoomInfo Technologies, Inc 3,787
TOTAL MEDIA & ENTERTAINMENT 7,124,392
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
1,266,500 (c) 3SBio, Inc 1,111
33,648 Aarti Drugs Ltd 206
3,230,293 AbbVie, Inc 637,918
26,827 (a) Abivax S.A. 303
23,977 (a) ABLBio, Inc 567
563,750 (a) Acadia Pharmaceuticals, Inc 8,670
13,958 (a),(b) Acrivon Therapeutics, Inc 98
74,914 (b) Adcock Ingram Holdings Ltd 304
91,261 AddLife AB 1,463
266,000 Adimmune Corp 229

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,414,023 (a) ADMA Biologics, Inc $ 48,256
141,830 (a) Adverum Biotechnologies, Inc 996
16,998 (a) Aether Industries Ltd 189
166,600 (a),(b) AIM Vaccine Co Ltd 189
35,351 Ajanta Pharma Ltd 1,348
850,000 (a),(b),(c) Akeso, Inc 7,454
26,000 Alar Pharmaceuticals, Inc 148
39,863 Alembic Pharmaceuticals Ltd 573
101,160 (a) ALK-Abello A.S. 2,598
57,595 Almirall S.A. 562
90,903 (a) Alnylam Pharmaceuticals, Inc 25,001
40,111 (a) Alteogen, Inc 9,989
61,310 (a),(b) Alto Neuroscience, Inc 701
786,375 Amgen, Inc 253,378
7,380 AMI Organics Ltd 153
1,359,090 (a) Amicus Therapeutics, Inc 14,515
1,314,150 (a) Amneal Pharmaceuticals, Inc 10,934
3,882 (a) ANI Pharmaceuticals, Inc 232
1,078,540 (a),(b) Annexon, Inc 6,385
103,390 (a) Apellis Pharmaceuticals, Inc 2,982
367,120 (a),(b) Arcutis Biotherapeutics, Inc 3,414
115,376 (a) Argenx SE 62,383
181,900 (a),(b),(c) Ascentage Pharma Group International 961
1,972,465 (b) Aspen Pharmacare Holdings Ltd 22,262
1,558,650 Astellas Pharma, Inc 18,014
5,453 AstraZeneca Pharma India Ltd 518
1,831,720 AstraZeneca plc 285,357
380,126 AstraZeneca plc (ADR) 29,616
6,562 Asymchem Laboratories Tianjin Co Ltd 77
125,211 (a),(b) Aurinia Pharmaceuticals, Inc 918
107,955 Aurobindo Pharma Ltd 1,881
406,070 (a) Avidity Biosciences, Inc 18,651
29,058 (b) Bachem Holding AG. 2,450
9,123 (a) Basilea Pharmaceutica 500
214,522 (a) Bausch Health Cos, Inc 1,751
60,415 (a) Bavarian Nordic AS 2,089
48,044 Bayer AG. 1,625
873,200 (a) BeiGene Ltd 15,347
107,213 (a) BeiGene Ltd (ADR) 24,070
58,680 Beijing Tiantan Biological Products Corp Ltd 209
205,000 (b) Beijing Tong Ren Tang Chinese Medicine Co Ltd 241
34,400 Beijing Tongrentang Co Ltd 205
25,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 293
30,598 (a),(b),(c) BioArctic AB 477
319,816 Biocon Ltd 1,384
2,294,760 (a) BioCryst Pharmaceuticals, Inc 17,440
186,604 BioGaia AB 2,063
4,103 (a) Biogen, Inc 795
148,446 (a) Biohaven Ltd 7,418
393,802 (a) BioMarin Pharmaceutical, Inc 27,680
15,763 (a) Bioneer Corp 328
50,409 Biotage AB 927
110,790 (a) Black Diamond Therapeutics, Inc 482
9,649 Bloomage Biotechnology Corp Ltd 96
45,704 (a) Blueprint Medicines Corp 4,228
45,674 (a),(c) BoneSupport Holding AB 1,373
42,564 Bora Pharmaceuticals Co Ltd 1,007
22,082 Boryung 182
3,383,629 Bristol-Myers Squibb Co 175,069
36,409 (a) Brooks Automation, Inc 1,764
676,110 Bruker BioSciences Corp 46,692
95,383 Cadila Healthcare Ltd 1,216

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
25,796 (a) Camurus AB $ 1,643
70,200 (a),(b),(c) CanSino Biologics, Inc 254
18,186 Caplin Point Laboratories Ltd 412
284,650 (a),(b) Cardiff Oncology, Inc 760
13,770 Caregen Co Ltd 204
48,000 (a) Catalent, Inc 2,907
245,700 (a) Catalyst Pharmaceuticals, Inc 4,884
28,469 (a),(d) Cellivery Therapeutics, Inc 0 ^
7,163 (a) Celltrion Pharm Inc 376
126,283 Celltrion, Inc 18,803
407,385 Center Laboratories, Inc 619
4,214 Changchun High & New Technology Industry Group, Inc 66
17,564 (a) Charles River Laboratories International, Inc 3,460
13,057 Chemometec A.S. 794
970,000 China Medical System Holdings Ltd 1,111
877,000 (c) China Resources Pharmaceutical Group Ltd 674
36,816 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 248
938,000 China Shineway Pharmaceutical Group Ltd 1,109
389 (a),(d) Chinook Therapeutics, Inc 0 ^
5,388 Chong Kun Dang Pharmaceutical Corp 462
56,970 Chongqing Zhifei Biological Products Co Ltd 269
705,814 Chugai Pharmaceutical Co Ltd 34,212
457,222 Cipla Ltd 9,034
163,490 (a),(b) Clarity Pharmaceuticals Ltd 948
31,807 (b) Clinuvel Pharmaceuticals Ltd 308
311,914 (a) Codexis, Inc 961
19,523 Concord Biotech Ltd 473
288,000 Consun Pharmaceutical Group Ltd 261
22,226 COSMO Pharmaceuticals NV 1,972
174,975 (a) Crinetics Pharmaceuticals, Inc 8,941
189,422 (a),(b) Cronos Group, Inc 419
452,308 CSL Ltd 89,346
38,280 CSPC Innovation Pharmaceutical Co Ltd 165
3,512,054 CSPC Pharmaceutical Group Ltd 2,690
83,219 (a) CureVac NV 255
14,189 Daewoong Co Ltd 253
3,152 Daewoong Pharmaceutical Co Ltd 333
4,701,470 Daiichi Sankyo Co Ltd 155,300
1,236,895 Danaher Corp 343,882
174,980 (a) Denali Therapeutics, Inc 5,097
15,696 Dermapharm Holding SE 611
54,550 (a),(b) Design Therapeutics, Inc 293
12,156 (a) Diffusion Pharmaceuticals, Inc 177
83,866 Divi's Laboratories Ltd 5,448
3,064 Dong-A Socio Holdings Co Ltd 276
3,143 Dong-A ST Co Ltd 171
2,502,633 Dong-E-E-Jiao Co Ltd 21,912
13,689 DongKook Pharmaceutical Co Ltd 178
328,574 Dr Reddy's Laboratories Ltd 26,450
139,000 (a) EirGenix, Inc 390
49,800 Eisai Co Ltd 1,856
5,145,753 (a) Elanco Animal Health, Inc 75,591
92,950 (a) Elevation Oncology, Inc 56
1,169,064 Eli Lilly & Co 1,035,721
33,200 (a),(b) Entrada Therapeutics, Inc 531
34,908 (a),(c) Eris Lifesciences Ltd 556
127,473 (b) Eurofins Scientific SE 8,082
460,951 Ever Supreme Bio Technology Co Ltd 2,708
156,500 (a),(b),(c) Everest Medicines Ltd 543
300,620 (a) Evolus, Inc 4,870
114,762 (a) Evotec SE 822
337,336 (a) Exact Sciences Corp 22,979

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,329,397 (a) Exelixis, Inc $ 34,498
541,540 Faes Farma S.A. (Sigma) 2,239
49,876 (a) FDC Ltd 321
7,284 (a) Formycon AG. 442
30,882 (a) Fortrea Holdings, Inc 618
36,414 (a),(b) Galapagos NV 1,049
344,356 (a) Galderma Group AG. 31,980
7,624 GC Cell Corp 186
30,227 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 80
1,294 (a) Genmab AS 314
582,800 Genomma Lab Internacional SAB de C.V. 669
499,386 (a),(b) Genscript Biotech Corp 885
50,323 Genus plc 1,352
134,790 Gerresheimer AG. 12,031
724,503 Gilead Sciences, Inc 60,742
24,974 (c) Gland Pharma Ltd 534
44,583 GlaxoSmithKline Pharmaceuticals Ltd 1,463
19,826 Glenmark Life Sciences Ltd 250
112,635 Glenmark Pharmaceuticals Ltd 2,250
40,701 (a),(b) GNI Group Ltd 818
33,547 (a),(b) GRAIL, Inc 462
958,500 Grand Pharmaceutical Group Ltd 638
105,799 Granules India Ltd 705
4,522 Green Cross Corp 522
15,822 Green Cross Holdings Corp 187
7,692 (a),(b) Grifols S.A. 87
10,596,505 GSK plc 215,756
51,421 (a) G-treeBNT Co Ltd 374
679,945 H Lundbeck A.S. 4,397
32,104 H Lundbeck A.S. 177
598,557 (a) Halozyme Therapeutics, Inc 34,261
28,412 (a) Hanall Biopharma Co Ltd 841
7,521 Hangzhou Tigermed Consulting Co Ltd - A 73
2,671 Hanmi Pharm Co Ltd 657
16,712 Hanmi Science Co Ltd 407
485,839 (c) Hansoh Pharmaceutical Group Co Ltd 1,297
125,326 (a) Harmony Biosciences Holdings, Inc 5,013
252,020 (a),(b) Harrow Health, Inc 11,331
166,250 (a),(b) Heron Therapeutics, Inc 331
39,992 Hikal Ltd 178
3,925 Hikma Pharmaceuticals plc 100
38,200 (b) Hisamitsu Pharmaceutical Co, Inc 1,031
10,878 HK inno N Corp 407
20,403 (a) Hlb Pharma Ceutical Co Ltd 405
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
27,720 Hualan Biological Engineering, Inc 70
11,700 Hubei Jumpcan Pharmaceutical Co Ltd 52
5,023 (a) Hugel, Inc 918
28,154 Humanwell Healthcare Group Co Ltd 84
446,000 (a),(b) HUTCHMED China Ltd 1,827
145,944 Hypera S.A. 703
34,112 (a) ICON plc 9,801
724,917 (a) Illumina, Inc 94,536
7,140 Imeik Technology Development Co Ltd 238
418,027 (a) Immunovant, Inc 11,918
53,396 (a) Incyte Corp 3,529
92,759 (a) Indivior plc 915
15,850 (a) Inhibrx Biosciences, Inc 248
446,000 (a),(c) InnoCare Pharma Ltd 383
4,850,573 (a),(c) Innovent Biologics, Inc 29,091
41,850 (a),(b) Inozyme Pharma, Inc 219
195,396 (a) Insmed, Inc 14,264

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
55,000 (a) Intellia Therapeutics, Inc $ 1,130
139,656 (a) Intra-Cellular Therapies, Inc 10,219
658,380 (a) Iovance Biotherapeutics, Inc 6,182
114,682 Ipca Laboratories Ltd 2,049
191 Ipsen 24
62,253 (a) IQVIA Holdings, Inc 14,752
96,930 (a) iTeos Therapeutics, Inc 990
16,608 Jamjoom Pharmaceuticals Factory Co 844
96,211 (a) Jazz Pharmaceuticals plc 10,719
56,382 JB Chemicals & Pharmaceuticals Ltd 1,260
51,844 JCR Pharmaceuticals Co Ltd 239
164,411 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,210
4,400 Jiangsu Nhwa Pharmaceutical Co Ltd 17
2,328,739 Johnson & Johnson 377,395
49,061 Jubilant Pharmova Ltd 673
11,683 JW Pharmaceutical Corp 246
22,179 Kaken Pharmaceutical Co Ltd 593
8,003,406 Kalbe Farma Tbk PT 912
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
44,190 (a) Keros Therapeutics, Inc 2,566
138,500 (a),(b),(c) Keymed Biosciences, Inc 733
309,610 (a),(b) Kiniksa Pharmaceuticals Ltd 7,737
21,500 Kissei Pharmaceutical Co Ltd 534
55,523 (a) Knight Therapeutics, Inc 243
157,529 (a) Krystal Biotech, Inc 28,675
32,281 Kyorin Co Ltd 344
48,200 Kyowa Hakko Kogyo Co Ltd 851
16,078 Laboratorios Farmaceuticos Rovi S.A 1,282
289,294 (c) Laurus Labs Ltd 1,599
28,677 (a),(b) Legend Biotech Corp (ADR) 1,397
19,495 (a) LegoChem Biosciences, Inc 1,463
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 239
14,717 Livzon Pharmaceutical Group, Inc 85
68,005 (a),(b) Longboard Pharmaceuticals, Inc 2,267
185,505 Lonza Group AG. 117,718
250,000 Lotus Pharmaceutical Co Ltd 2,076
68,000 (a) Lumosa Therapeutics Co Ltd 709
1,032,343 Lupin Ltd 26,993
1,615,000 (a),(c) Luye Pharma Group Ltd 692
28,493 (a) Madrigal Pharmaceuticals, Inc 6,047
86,128 (a) Mankind Pharma Ltd 2,592
108,961 (a) MannKind Corp 685
123,332 Marksans Pharma Ltd 438
178,466 (a) Medigen Vaccine Biologics Corp 254
17,420 (a) Medpace Holdings, Inc 5,815
39,074 Medytox, Inc 5,750
287,900 Mega Lifesciences PCL 352
3,687,572 Merck & Co, Inc 418,761
2,664 Merck KGaA 470
667,599 (a) Mesoblast Ltd 540
18,065 (a) Mezzion Pharma Co Ltd 373
2,496 Middle East Pharmaceutical Co 93
97,550 (a) Mirum Pharmaceuticals, Inc 3,804
10,775 Mochida Pharmaceutical Co Ltd 254
249,089 (a),(b) MoonLake Immunotherapeutics 12,559
543,350 (a) Myriad Genetics, Inc 14,882
67,023 Natco Pharma Ltd 1,137
254,751 (a) Natera, Inc 32,341
47,368 (a) Naturecell Co Ltd 356
5,645 Neuland Laboratories Ltd 834
85,378 (a) Neuren Pharmaceuticals Ltd 889
91,627 (a) Neurocrine Biosciences, Inc 10,557

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
43,500 Nippon Shinyaku Co Ltd $ 1,135
55,518 (a),(d) NKMax Co Ltd 64
2,108,375 Novartis AG. 242,763
8,109,364 Novo Nordisk A.S. 961,864
619,057 Novo Nordisk A.S. (ADR) 73,711
67,200 (a) Nurix Therapeutics, Inc 1,510
1,021,497 (a) Nuvation Bio, Inc 2,339
120,669 (a) Nykode Therapeutics ASA 52
99,452 (a) OBI Pharma, Inc 237
253,500 (a),(b),(c) Ocumension Therapeutics 203
3,120 (a),(d) OmniAb Operations, Inc 0 ^
3,120 (a),(d) OmniAb Operations, Inc 0 ^
239,605 (a) Oneness Biotech Co Ltd 1,087
73,800 Ono Pharmaceutical Co Ltd 991
9,326 (a) Orchid Pharma Ltd 152
88,520 Organon & Co 1,693
2,271 Orion Oyj (Class B) 124
20,183 (a) Oscotec, Inc 534
442,953 Otsuka Holdings Co Ltd 25,159
414,294 (a) Oxford Nanopore Technologies plc 881
75,000 (a) PeptiDream, Inc 1,395
15,515 (a) Peptron, Inc 606
115,870 Perrigo Co plc 3,039
116,320 (a) Perspective Therapeutics, Inc 1,553
2,274,233 Pfizer, Inc 65,816
11,994 Pharma Mar S.A. 663
76,000 PharmaEngine, Inc 215
99,000 (a) PharmaEssentia Corp 1,982
69,951 (a),(d) Pharmally International Holding Co Ltd 0 ^
5,216 PharmaResearch Co Ltd 764
24,225 Pharmaron Beijing Co Ltd - A 104
530,257 (a),(b) Pharming Group NV 443
9,799 (a),(b) Pharvaris NV 181
257,620 Phibro Animal Health Corp 5,802
2,038,091 Piramal Pharma Ltd 5,571
129,790 (a) Pliant Therapeutics, Inc 1,455
251,000 (a) Polaris Group 437
10,377 (a),(c) PolyPeptide Group AG. 375
80,700 (a) Praxis Precision Medicines, Inc 4,643
15,422 Procter & Gamble Health Ltd 997
126,580 (a) PTC Therapeutics, Inc 4,696
82,860 (a),(b) Pyxis Oncology, Inc 304
4,624 QIAGEN NV 209
159,291 (b) QIAGEN NV 7,259
193,990 (a) Quanterix Corp 2,514
245,980 (a),(b) Quantum-Si, Inc 217
21,505 Recordati S.p.A. 1,217
147,408 (a) Regeneron Pharmaceuticals, Inc 154,961
121,000 (a),(c) Remegen Co Ltd 262
142,409 (a),(b) Repligen Corp 21,193
96,952 Richter Gedeon Rt 2,985
92,110 (a) Rigel Pharmaceuticals, Inc 1,490
657 (b) Roche Holding AG. 225
591,453 Roche Holding AG. 189,275
1,598,525 (a) Roivant Sciences Ltd 18,447
268,306 Royalty Pharma plc 7,590
10,771 (a) Sam Chun Dang Pharm Co Ltd 1,148
13,760 (a),(c) Samsung Biologics Co Ltd 10,235
8,412 Sandoz Group AG. 351
1,312,687 Sanofi (ADR) 75,650
7,152 (a) Sanofi Consumer Healthcare India Ltd 431
7,152 Sanofi India Ltd 602

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,338,141 Sanofi-Aventis $ 384,351
475,800 Santen Pharmaceutical Co Ltd 5,776
163,731 (a) Sarepta Therapeutics, Inc 20,448
37,621 Sartorius AG. 10,578
605 Sartorius Stedim Biotech 127
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 434
88,551 (b) Sawai Group Holdings Co Ltd 1,265
26,193 Schott Pharma AG.& Co KGaA 894
209,000 ScinoPharm Taiwan Ltd 169
89,150 (a),(b) scPharmaceuticals, Inc 406
28,787 Seegene, Inc 541
172,000 Shandong Xinhua Pharmaceutical Co Ltd 133
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 203
22,540 (c) Shanghai Haohai Biological Technology Co Ltd 104
182,737 Shanghai RAAS Blood Products Co Ltd 205
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 120
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 98
27,308 (a) Shilpa Medicare Ltd 265
29,390 Shin Poong Pharmaceutical Co Ltd 281
148,743 Shionogi & Co Ltd 2,132
4,095,046 Sichuan Kelun Pharmaceutical Co Ltd 18,511
3,552 Siegfried Holding AG. 4,784
13,527,000 Sihuan Pharmaceutical Holdings Group Ltd 1,122
24 (a) Silence Therapeutics plc (ADR) 0 ^
546,000 (b),(c) Simcere Pharmaceutical Group Ltd 478
4,365,236 Sino Biopharmaceutical Ltd 2,059
12,229 (a) SK Biopharmaceuticals Co Ltd 969
8,891 (a) SK Bioscience Co Ltd 376
8,455 SKAN Group AG. 796
170,990 (a) Solid Biosciences, Inc 1,192
65,629 (a),(b),(d) Sorrento Therapeutics, Inc 58
55,808 (a),(b) Sosei Group Corp 483
112,700 (a) SpringWorks Therapeutics, Inc 3,611
1,112,000 SSY Group Ltd 608
8,214 ST Pharm Co Ltd 632
44,598 Strides Pharma Science Ltd 743
144,000 Sumitomo Dainippon Pharma Co Ltd 601
60,594 (a) Sun Pharma Advanced Research Co Ltd 157
1,843,227 Sun Pharmaceutical Industries Ltd 42,377
961,490 (a) Sutro Biopharma, Inc 3,327
87,992 (a) Suven Pharmaceuticals Ltd 1,235
71,525 SwedenCare AB 312
4,015 (a) Swedish Orphan Biovitrum AB 129
140,690 (a) Syndax Pharmaceuticals, Inc 2,708
145,680 (c) Syngene International Ltd 1,561
292,425 Synmosa Biopharma Corp 347
374,000 (a) Taigen Biopharmaceuticals Holdings Ltd 177
123,484 (a) TaiMed Biologics, Inc 311
36,533 Takara Bio, Inc 256
725,294 Takeda Pharmaceutical Co Ltd 20,898
9,966 Tecan Group AG. 3,275
196,709 (a),(b) Telix Pharmaceuticals Ltd 2,803
118,990 (a),(b) Tenaya Therapeutics, Inc 230
914,630 (a) Terns Pharmaceuticals, Inc 7,628
891,223 (a) Teva Pharmaceutical Industries Ltd (ADR) 16,060
856,190 (a),(b) TG Therapeutics, Inc 20,026
264,934 (a) Theravance Biopharma, Inc 2,135
332,071 Thermo Fisher Scientific, Inc 205,409
521,000 Tong Ren Tang Technologies Co Ltd 385
52,565 Torii Pharmaceutical Co Ltd 1,423
189,839 Torrent Pharmaceuticals Ltd 7,691
21,413 Towa Pharmaceutical Co Ltd 452

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
737,040 (a) Travere Therapeutics, Inc $ 10,311
48,300 Tsumura & Co 1,525
131,000 TTY Biopharm Co Ltd 304
710,972 UCB S.A. 128,342
153,809 (a) Ultragenyx Pharmaceutical, Inc 8,544
745,562 United Laboratories Ltd 960
129,190 (a) United Therapeutics Corp 46,295
56,430 (a),(b) UroGen Pharma Ltd 717
83,447 (a),(b) Valneva SE 247
77,730 (a) Vaxcyte, Inc 8,882
491,700 (a) Veracyte, Inc 16,737
177,048 (a) Vertex Pharmaceuticals, Inc 82,341
868,910 (a),(b) Verve Therapeutics, Inc 4,206
393,844 Viatris, Inc 4,573
72,098 (a) Viking Therapeutics, Inc 4,565
3,312 Virbac S.A. 1,410
56,058 (b) Vitrolife AB 1,412
7,650 (a) Voronoi, Inc 566
89,980 (a),(b) WaVe Life Sciences Ltd 738
227,399 West Pharmaceutical Services, Inc 68,256
2,280,000 Winteam Pharmaceutical Group Ltd 1,285
49,033 (a) Wockhardt Ltd 574
65,458 WuXi AppTec Co Ltd - A 482
151,237 (c) WuXi AppTec Co Ltd - H 1,045
16,794,000 (a),(c) Wuxi Biologics Cayman, Inc 37,129
1,250,090 (a) Xeris Biopharma Holdings, Inc 3,563
234,400 (a),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 286
86,236 Yuhan Corp 9,406
127,000 YungShin Global Holding Corp 246
54,107 Yunnan Baiyao Group Co Ltd 467
676,200 (a) Zai Lab Ltd 1,631
432,646 (a) Zealand Pharma AS 52,641
12,500 ZERIA Pharmaceutical Co Ltd 198
89,110 (a),(b) Zevra Therapeutics, Inc 618
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 566
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 83
89,099 Zhejiang NHU Co Ltd 284
1,056,499 Zoetis, Inc 206,419
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,900,149
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
164,000 Advancetek Enterprise Co Ltd 350
9,287 (c) Aedas Homes SAU 264
75,800 Aeon Mall Co Ltd 1,106
1 (a) AFI Properties Ltd 0 ^
5,654 Africa Israel Residences Ltd 369
52,422 (a) Airport City Ltd 789
28,636 Alandalus Property Co 186
3,227,886 Aldar Properties PJSC 6,604
320,941 Aliansce Sonae Shopping Centers sa 1,287
695,250 (b),(c) A-Living Smart City Services Co Ltd 307
11,445 Allreal Holding AG. 2,148
127,170 Alony Hetz Properties & Investments Ltd 976
36,165 (b) Altus Group Ltd 1,468
634,500 Amata Corp PCL 492
193,353 Amot Investments Ltd 836
80,977 Anant Raj Industries Ltd 682
348,440 (a) Anywhere Real Estate, Inc 1,770
8,704,100 AP Thailand PCL 2,701
116,570 (c) Arabian Centres Co 679
815,089 Aroundtown S.A. 2,567
69,199 Arriyadh Development Co 517
43,011 (b) Atrium Ljungberg AB 1,042

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
100,807 Aura Investments Ltd $ 471
5,636,508 Ayala Land, Inc 3,671
866 Azrieli Group Ltd 60
1,576,429 Barwa Real Estate Co 1,236
9,792 (a) Big Shopping Centers Ltd 1,091
5,522 Blue Square Real Estate Ltd 432
94,276 Brigade Enterprises Ltd 1,591
4,940,100 (a) Bumi Serpong Damai Tbk PT 389
691,000 (b) C&D International Investment Group Ltd 1,485
466,000 (b) C&D Property Management Group Co Ltd 172
34,114 CA Immobilien Anlagen AG. 1,020
942,198 Capitaland India Trust 850
2,188,344 Capitaland Investment Ltd 5,291
310,041 Castellum AB 4,545
26,400 Catena AB 1,508
490,000 Cathay Real Estate Development Co Ltd 393
276,694 (a) CBRE Group, Inc 34,443
1,577,382 Central Pattana PCL 3,264
3,182,000 (b) China Jinmao Holdings Group Ltd 471
465,727 China Merchants Shekou Industrial Zone Holdings Co Ltd 804
1,134,000 China Overseas Grand Oceans Group Ltd 303
3,226,286 China Overseas Land & Investment Ltd 6,463
2,854,602 China Resources Land Ltd 10,269
625,200 (c) China Resources Mixc Lifestyle Services Ltd 2,749
1,982,938 (b) China Vanke Co Ltd 1,867
437,419 China Vanke Co Ltd (Class A) 596
105,000 Chong Hong Construction Co Ltd 328
41,625 (b) Cibus Nordic Real Estate AB 722
8,098,100 Ciputra Development Tbk PT 710
336,900 City Developments Ltd 1,411
60,714 (b) Citycon Oyj 281
1,626,817 CK Asset Holdings Ltd 7,082
32,587 Colliers International Group, Inc 4,945
1,413,225 Commercial Real Estate Co KSC 699
955,500 (a) Compass, Inc 5,838
820,737 (b) Corem Property Group AB 838
653,800 (b) Corp Inmobiliaria Vesta SAB de C.V. 1,765
11,042,898 (a),(b),(d) Country Garden Holdings Co Ltd 344
1,722,000 Country Garden Services Holdings Co Ltd 1,419
102,000 Crowell Development Corp 128
104,901 (a) D B Realty Ltd 238
15,185 (b) Daito Trust Construction Co Ltd 1,850
473,433 Daiwa House Industry Co Ltd 14,902
183,750 Da-Li Development Co Ltd 286
212,232 (a) Dar Al Arkan Real Estate Development Co 883
310,000 Delpha Construction Co Ltd 385
922,284 Deyaar Development PJSC 172
64,204 Dios Fastigheter AB 553
647,010 DLF Ltd 6,904
19,424 DREAM Unlimited Corp 484
617,800 Eco World Development Group BHD 269
17,877 Electra Real Estate Ltd 206
308,269 (a) Emaar Economic City 721
5,680,439 Emaar Properties PJSC 13,477
54,443 (c) Entra ASA 705
1,148,400 (c) ESR Group Ltd 1,826
4,118,000 (a),(c) Evergrande Property Services Group Ltd 490
145,770 (b) eXp World Holdings, Inc 2,054
190,625 (b) Fabege AB 1,889
173,000 Farglory Land Development Co Ltd 392
755,203 (a) Fastighets AB Balder 6,641
35,843 (a) FastPartner AB 292

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
34,287 FirstService Corp $ 6,265
37,740 (a) Forestar Group, Inc 1,222
917,420 Fortress REIT Ltd 1,094
64,827 Gazit Globe Ltd 239
6,290,000 (b) Gemdale Properties & Investment Corp Ltd 264
102,435 (a) Godrej Properties Ltd 3,863
7,880 Goldcrest Co Ltd 179
547,680 Grainger plc 1,798
54,150 Grand City Properties S.A. 763
867,500 Greentown China Holdings Ltd 1,008
1,186,000 Greentown Service Group Co Ltd 704
355,000 (a) Hainan Airport Infrastructure Co Ltd 193
15,448,479 Hang Lung Properties Ltd 14,887
16,315,400 (a),(d) Hanson International Tbk PT 0 ^
21,022 Heiwa Real Estate Co Ltd 602
58,008 (a) Hemisphere Properties India Ltd 138
1,319,899 Henderson Land Development Co Ltd 4,180
1,080,498 Highwealth Construction Corp 1,538
44,114 Hiyes International Co Ltd 244
280,100 Hong Fok Corp Ltd 183
1,086,945 Hongkong Land Holdings Ltd 3,994
1,015,477 (b) Hopson Development Holdings Ltd 626
21,228 (a) Howard Hughes Holdings, Inc 1,644
195,800 Huaku Development Co Ltd 824
42,000 Huang Hsiang Construction Co 79
88,186 Hufvudstaden AB (Series A) 1,205
1,019,600 Hulic Co Ltd 10,379
461,696 Hysan Development Co Ltd 794
181,125 Ichigo Holdings Co Ltd 465
185,500 Iguatemi S.A. 718
23,975 (a) IMMOFINANZ AG. 479
341,590 (a) Indiabulls Real Estate Ltd 519
4,235 Intershop Holding AG. 596
1,332,500 (a) IOI Properties Group Bhd 684
128,855 Israel Canada T.R Ltd 475
2,896 (a) Isras Holdings Ltd 266
898 Isras Investment Co Ltd 178
102,168 I-Sunny Construction & Development Co Ltd 349
656,571 IWG plc 1,562
290,300 JHSF Participacoes S.A. 219
1,596,750 (a),(d) Jiangsu Future Land Co Ltd 16
164,500 Jinke Smart Services Group Co Ltd 180
25,525 (a) Jones Lang LaSalle, Inc 6,887
41,152 Katitas Co Ltd 574
265,311 KE Holdings, Inc (ADR) 5,282
20,900 Keihanshin Building Co Ltd 236
453,000 Kerry Properties Ltd 957
11,807 (a) Keystone Realtors Ltd 102
269,000 Kindom Development Co Ltd 413
95,065 Kojamo Oyj 1,090
623,026 Kuwait Real Estate Co KSC 492
45,169 (a) Lamda Development S.A. 377
5,727,600 Land and Houses PCL 1,133
5,934 LEG Immobilien SE 621
494,582 Lend Lease Corp Ltd 2,418
135,443 Leopalace21 Corp 568
67,674 Lifestyle Communities Ltd 392
41,100 LOG Commercial Properties e Participacoes S.A. 171
1,769,093 (c) Longfor Group Holdings Ltd 3,334
603,663 Mabanee Co SAK 1,655
256,243 (c) Macrotech Developers Ltd 3,773
876,800 Mah Sing Group BHD 365

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
63,301 Mahindra Lifespace Developers Ltd $ 405
35,779 (a),(b),(d) Mapeley Ltd 0 ^
790,500 Matrix Concepts Holdings Bhd 384
833,100 MBK PCL 462
17,336 Mega Or Holdings Ltd 446
8,221,000 Megaworld Corp 316
20,530 Melisron Ltd 1,556
45,298 (a) Milpa 142
1,087,453 Mitsubishi Estate Co Ltd 17,176
2,292,973 Mitsui Fudosan Co Ltd 21,606
505,890 Mivne Real Estate KD Ltd 1,297
5,815 Mobimo Holding AG. 1,872
2,178 Morguard Corp 199
215,300 Multiplan Empreendimentos Imobiliarios S.A. 1,014
1,175,112 (a) National Real Estate Co KPSC 281
450,962 NEPI Rockcastle NV 3,808
21,640 NESCO Ltd 243
1,067,000 (b) New World Development Co Ltd 1,307
293,850 Newmark Group, Inc 4,564
32,731 (b) Nexity 430
93,200 (b) Nomura Real Estate Holdings, Inc 2,511
18,947 NP3 Fastigheter AB 496
124,077 Nyfosa AB 1,471
179,500 OSK Holdings BHD 67
12,089,800 Pakuwon Jati Tbk PT 411
75,722 Pandox AB 1,514
455,296 Parque Arauco S.A. 803
30,375 Patrizia Immobilien AG. 303
99,438 (a) PEXA Group Ltd 1,013
170,794 Phoenix Mills Ltd 3,757
50,802 Platzer Fastigheter Holding AB 552
346,146 Plaza S.A. 594
629,162 Poly Developments and Holdings Group Co Ltd 969
102,200 (b) Poly Property Development Co Ltd 448
1,773,000 Poly Property Group Co Ltd 402
4,327 Prashkovsky Investments and Construction Ltd 105
145,053 Prestige Estates Projects Ltd 3,189
1,075,000 Prince Housing & Development Corp 368
768,700 Pruksa Holding PCL 216
38,337 PSP Swiss Property AG. 5,617
46,047 Puravankara Ltd 219
3,907,900 Quality Houses PCL 234
733,000 (a),(b) Radiance Holdings Group Co Ltd 371
546,617 RAK Properties PJSC 177
5,600 Raysum Co Ltd 232
138,795 (a) Re/Max Holdings, Inc 1,728
1,040,000 (a),(b),(c),(d) Redco Properties Group Ltd 1
1,096,320 (a),(b) Redfin Corp 13,737
86,228 Relo Group, Inc 1,134
160,749 Retal Urban Development Co 659
144,340 RMR Group, Inc 3,663
1,523,900 Robinsons Land Corp 426
1,266,755 Ruentex Development Co Ltd 1,954
210,947 Sagax AB 6,008
181,244 Sakura Development Co Ltd 285
341,555 Salhia Real Estate Co KSCP 477
22,030 (a) SAMTY HOLDINGS Co Ltd 430
11,623,600 Sansiri PCL 691
94,473 (a) Saudi Real Estate Co 681
927,349 Savills plc 14,704
5,238 (a),(b) Seaport Entertainment Group, Inc 144
1,898,000 Seazen Group Ltd 610

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd $ 260
52,137 Shanghai Lingang Holdings Corp Ltd 84
84,300 Shanghai Zhangjiang High-Tech Park Development Co Ltd 286
2,584,000 Shenzhen Investment Ltd 333
1,874,000 (b) Shoucheng Holdings Ltd 331
3,562,500 Shui On Land Ltd 373
2,618,600 Sime Darby Property Bhd 934
3,295,322 Sino Land Co 3,599
236,000 Sinyi Realty, Inc 228
1,171,435 Sirius Real Estate Ltd 1,528
8,346,988 SM Prime Holdings 4,806
31,999 Sobha Ltd 742
2,009,500 (a) Soho China Ltd 207
1,318,200 SP Setia BHD 401
6,900 (a),(b) SRE Holdings Corp 213
21,600 Starts Corp, Inc 526
934,209 (b) StorageVault Canada, Inc 3,571
241,705 Sumitomo Realty & Development Co Ltd 8,182
8,935,800 Summarecon Agung Tbk PT 410
30,868 Summit Real Estate Holdings Ltd 462
20,462 Sumou Real Estate Co 226
23,480 Sun Frontier Fudousan Co Ltd 289
1,318,503 Sun Hung Kai Properties Ltd 14,286
4,590,000 (a),(b) Sunac China Holdings Ltd 1,505
1,022,000 (c) Sunac Services Holdings Ltd 295
58,429 Sunteck Realty Ltd 405
1,044,600 Supalai PCL 666
350,424 Swire Pacific Ltd (Class A) 2,988
77,343 Swiss Prime Site AG. 8,668
966,308 TAG Tegernsee Immobilien und Beteiligungs AG. 17,911
705,501 Talaat Moustafa Group 931
54,201 (a) TARC Ltd 162
14,271 (a) TKP Corp 153
236,493 Tokyo Tatemono Co Ltd 3,798
463,700 Tokyu Fudosan Holdings Corp 3,226
20,443 Tosei Corp 329
735,600 UEM Sunrise Bhd 177
1,414,986 United Development Co QSC 454
306,700 (b) UOL Group Ltd 1,325
10,406 VGP NV 1,066
314,768 Vonovia SE 11,491
294,053 Wallenstam AB 1,707
6,704,900 WHA Corp PCL 1,136
915,000 Wharf Holdings Ltd 2,598
1,496,756 Wharf Real Estate Investment Co Ltd 5,227
233,545 Wihlborgs Fastigheter AB 2,695
580,642 Yanlord Land Group Ltd 271
95,000 Yea Shin International Development Co Ltd 105
6,217 YH Dimri Construction & Development Ltd 554
155,400 Youngor Group Co Ltd 178
1,305,000 Yuexiu Property Co Ltd 1,052
455,000 Yuexiu Services Group Ltd 206
43,000 Yungshin Construction & Development Co Ltd 307
32,239 (a) Zillow Group, Inc (Class A) 1,997
108,728 (a) Zillow Group, Inc (Class C) 6,942
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 544,839
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
5,838 ACM Research Shanghai, Inc 87
270,618 (a) ACM Research, Inc 5,494
217,080 ADATA Technology Co Ltd 608
1,997,330 (a) Advanced Micro Devices, Inc 327,722
14,250 Advanced Micro-Fabrication Equipment, Inc China 331

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
115,000 Advanced Wireless Semiconductor Co $ 386
2,063,321 Advantest Corp 97,041
673,982 (b) AEM Holdings Ltd 741
22,000 Airoha Technology Corp 438
762,721 Aixtron AG. 13,593
342,000 Alchip Technologies Ltd 21,317
61,073 Alfa Solar Enerji Sanayi VE Ticaret AS. 94
83,380 (a) Allegro MicroSystems, Inc 1,943
228,186 (a),(b) Alphawave IP Group plc 318
214,990 (a) Ambarella, Inc 12,127
75,096 Amkor Technology, Inc 2,298
10,214 Amlogic Shanghai Co Ltd 101
81,270 (a) ams-OSRAM AG. 1,137
1,065,313 Analog Devices, Inc 245,203
32,000 (a) Andes Technology Corp 379
77,000 AP Memory Technology Corp 737
1,727,421 Applied Materials, Inc 349,025
2,517,000 Ardentec Corp 4,779
185,256 (a),(b) ARM Holdings plc (ADR) 26,493
2,805,925 ASE Technology Holding Co Ltd 13,307
45,043 ASM International NV 29,718
2,553,400 ASM Pacific Technology 31,039
26,000 ASMedia Technology, Inc 1,321
644,548 ASML Holding NV 536,174
23,000 ASPEED Technology, Inc 3,110
15,102 (a),(b) Astera Labs, Inc 791
95,300 (a) Axcelis Technologies, Inc 9,992
74,029 BE Semiconductor Industries NV 9,442
45,231 (a) Borosil Renewables Ltd 265
10,319,054 Broadcom, Inc 1,780,037
11,598 (a) Cambricon Technologies Corp Ltd 477
84,619 Camtek Ltd 6,872
255,500 Chang Wah Technology Co Ltd 315
11,538 (a),(d) China Energy Savings Technology, Inc 0 ^
32,072 China Resources Microelectronics Ltd 214
479,000 Chipbond Technology Corp 1,008
4,330,000 ChipMOS Technologies, Inc 5,126
70,457 (a) Cirrus Logic, Inc 8,751
855,240 (a) Credo Technology Group Holding Ltd 26,341
429,500 D&O Green Technologies Bhd 222
33,600 (a),(b) Daqo New Energy Corp (ADR) 684
63,024 DB HiTek Co Ltd 1,941
136,411 Disco Corp 35,934
22,372 Doosan Tesna, Inc 533
10,272 (a) Duk San Neolux Co Ltd 247
8,290 (a) Duksan Techopia Co Ltd 286
230,000 Elan Microelectronics Corp 1,035
98,000 Elite Advanced Laser Corp 572
223,000 Elite Semiconductor Microelectronics Technology, Inc 513
5,084 Elmos Semiconductor SE 376
26,000 eMemory Technology, Inc 2,140
514,000 Ennostar, Inc 733
90,338 (a) Enphase Energy, Inc 10,210
103,236 Entegris, Inc 11,617
6,561 Eo Technics Co Ltd 767
194,595 Episil Technologies, Inc 346
37,860 Episil-Precision, Inc 72
16,000 Eris Technology Corp 137
222,391 Etron Technology, Inc 262
103,085 Eugene Technology Co Ltd 2,996
272,000 Everlight Electronics Co Ltd 650
7,228 (a) Fadu, Inc 83

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
185,913 Faraday Technology Corp $ 1,556
34,333 (b) Ferrotec Holdings Corp 558
73,102 (a) First Solar, Inc 18,235
69,550 Fitipower Integrated Technology, Inc 584
43,100 Flat Glass Group Co Ltd 123
159,000 FocalTech Systems Co Ltd 427
320,484 (a) Formfactor, Inc 14,742
108,000 Formosa Advanced Technologies Co Ltd 124
62,200 Formosa Sumco Technology Corp 270
658,000 Foxsemicon Integrated Technology, Inc 7,383
9,000 Furuya Metal Co Ltd 253
18,779 GalaxyCore, Inc 39
3,884 (a) Gaonchips Co Ltd 128
8,573,000 (a) GCL Technology Holdings Ltd 1,530
19,834 GigaDevice Semiconductor, Inc 248
2,024 GigaVis Co Ltd 62
46,000 Global Mixed Mode Technology, Inc 325
35,000 Global Unichip Corp 1,201
67,406 (a),(b) GLOBALFOUNDRIES, Inc 2,713
1,978,384 Globalwafers Co Ltd 28,360
14,000 Grand Plastic Technology Corp 763
3,449,600 (a) Greatech Technology Bhd 1,776
1,460,000 Greatek Electronics, Inc 2,692
52,457 Gudeng Precision Industrial Co Ltd 935
10,231 HAESUNG DS Co Ltd 230
6,608 Hana Materials, Inc 162
37,578 Hana Micron, Inc 336
35,618 Hangzhou First Applied Material Co Ltd 89
38,244 Hangzhou Silan Microelectronics Co Ltd 122
18,093 Hanmi Semiconductor Co Ltd 1,507
127,000 Holtek Semiconductor, Inc 216
31,985 HPSP Co Ltd 760
255,531 (c) Hua Hong Semiconductor Ltd 681
5,265 Hwatsing Technology Co Ltd 120
47,849 Hygon Information Technology Co Ltd 700
391,331 Hynix Semiconductor, Inc 52,374
508,250 (a) Ichor Holdings Ltd 16,167
1,087,500 Inari Amertron Bhd 766
2,460,041 Infineon Technologies AG. 86,367
8,356 Ingenic Semiconductor Co Ltd 77
12,942 Innox Advanced Materials Co Ltd 270
4,041,729 Intel Corp 94,819
8,787 ISC Co Ltd 389
563,000 ITE Technology, Inc 2,510
178,817 JA Solar Technology Co Ltd 342
50,713 Japan Material Co Ltd 660
22,155 (a) Jeju Semiconductor Corp 224
65,097 Jentech Precision Industrial Co Ltd 2,656
148,491 Jinko Solar Co Ltd 186
27,400 (b) JinkoSolar Holding Co Ltd (ADR) 735
21,576 Jusung Engineering Co Ltd 441
5,962 KC Tech Co Ltd 162
1,747,000 King Yuan Electronics Co Ltd 6,196
244,000 Kinsus Interconnect Technology Corp 846
43,687 KLA Corp 33,832
39,830 Koh Young Technology, Inc 322
119,400 (a),(b) Kokusai Electric Corp 2,692
19,753 KoMiCo Ltd 867
231,058 Lam Research Corp 188,562
65,000 LandMark Optoelectronics Corp 610
15,900 Lasertec Corp 2,651
93,360 (a) Lattice Semiconductor Corp 4,955

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
7,866 LEENO Industrial, Inc $ 1,133
197,246 LONGi Green Energy Technology Co Ltd 489
9,771 LX Semicon Co Ltd 481
18,840 M31 Technology Corp 487
25,000 Machvision, Inc 275
38,243 (a) MACOM Technology Solutions Holdings, Inc 4,255
1,528,000 Macronix International 1,292
67,800 Malaysian Pacific Industries Bhd 437
62,000 Marketech International Corp 294
527,212 Marvell Technology, Inc 38,023
31,000 Materials Analysis Technology, Inc 264
1,096,720 MediaTek, Inc 40,420
10,689 (a) Megachips Corp 389
16,131 (b) Melexis NV 1,335
175,209 Microchip Technology, Inc 14,068
2,214,261 Micron Technology, Inc 229,641
21,800 Micronics Japan Co Ltd 606
83,030 (b) Mitsui High-Tec, Inc 524
22,365 MKS Instruments, Inc 2,431
15,571 Monolithic Power Systems, Inc 14,395
30,810 Montage Technology Co Ltd 292
63,000 MPI Corp 1,486
494,075 Nanya Technology Corp 738
68,815 National Silicon Industry Group Co Ltd 185
13,314 NAURA Technology Group Co Ltd 691
5,995 NEXTIN, Inc 241
133,062 (a) Nordic Semiconductor ASA 1,346
63,024 (a) Nova Measuring Instruments Ltd 13,302
237,758 Novatek Microelectronics Corp Ltd 3,871
177,000 Nuvoton Technology Corp 479
35,750,862 Nvidia Corp 4,341,585
195,560 NXP Semiconductors NV 46,936
141,026 (a) ON Semiconductor Corp 10,240
156,300 (a) Onto Innovation, Inc 32,442
248,552 Optorun Co Ltd 3,091
301,000 Orient Semiconductor Electronics Ltd 384
240,000 Pan Jit International, Inc 440
289,000 Parade Technologies Ltd 6,953
130,000 Phison Electronics Corp 2,029
102,000 Phoenix Silicon International Corp 401
6,850 Piotech, Inc 140
101,000 Pixart Imaging, Inc 855
56,700 Power Integrations, Inc 3,636
2,151,000 Powerchip Semiconductor Manufacturing Corp 1,462
538,000 Powertech Technology, Inc 2,319
16,595 PSK, Inc 290
4,684 PSK, Inc 159
31,311 (a) Qorvo, Inc 3,234
534,583 QUALCOMM, Inc 90,906
350,000 Radiant Opto-Electronics Corp 2,144
158,042 (a) Rambus, Inc 6,673
45,000 Raydium Semiconductor Corp 480
203,261 Realtek Semiconductor Corp 3,017
3,495,724 Renesas Electronics Corp 50,732
344,311 RichWave Technology Corp 2,102
7,800 Rockchip Electronics Co Ltd 72
1,436,100 (b) Rohm Co Ltd 16,179
249,070 Rorze Corp 3,482
71,100 RS Technologies Co Ltd 1,800
13,825 S&S Tech Corp 274
130,100 Sanan Optoelectronics Co Ltd 229
17,613 (b) Sanken Electric Co Ltd 829

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
68,600 (b) SCREEN Holdings Co Ltd $ 4,824
89,000 SDI Corp 411
1 (a) Semtech Corp 0 ^
32,687 Seoul Semiconductor Co Ltd 217
59,406 (a) SFA Semicon Co Ltd 170
5,569 SG Micro Corp 75
13,300 Shenzhen Goodix Technology Co Ltd 131
116,100 Shibaura Mechatronics Corp 6,421
52,000 Shinko Electric Industries 1,989
30,000 ShunSin Technology Holding Ltd 196
2,743,000 Sigurd Microelectronics Corp 6,544
132,960 Silergy Corp 1,958
147,917 (a),(b) Silex Systems Ltd 441
291,200 Silicon Integrated Systems Corp 654
114,579 (a) Silicon Laboratories, Inc 13,242
12,966 Siltronic AG. 988
19,427 SIMMTECH Co Ltd 286
383,000 Sino-American Silicon Products, Inc 2,139
95,000 Sitronix Technology Corp 685
52,040 Skyworks Solutions, Inc 5,140
13,010 SMA Solar Technology AG. 262
121,259 (a) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 136
139,300 (b) Socionext, Inc 2,771
19,813 (a),(b) SOITEC 1,984
647,608 (b) STMicroelectronics NV 19,340
51,293 SUESS MicroTec SE 3,955
13,721,842 Sumco Corp 148,415
402,000 Sunplus Technology Co Ltd 401
138,000 Taiwan Mask Corp 254
204,000 Taiwan Semiconductor Co Ltd 413
42,250,146 Taiwan Semiconductor Manufacturing Co Ltd 1,274,016
1,376,692 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 239,090
529,000 Taiwan Surface Mounting Technology Corp 1,834
270,000 Taiwan-Asia Semiconductor Corp 318
101,531 TCL Zhonghuan Renewable Energy Technology Co Ltd 148
221,578 (a) Technoprobe S.p.A 1,561
23,764 TechWing, Inc 680
544,530 Teradyne, Inc 72,929
632,987 Texas Instruments, Inc 130,756
118,161 Tianshui Huatian Technology Co Ltd 156
4,237 Tokai Carbon Korea Co Ltd 299
540,698 Tokyo Electron Ltd 96,426
32,100 Tokyo Seimitsu Co Ltd 1,709
29,348 TongFu Microelectronics Co Ltd 95
250,739 Tongwei Co Ltd 808
128,611 Topco Scientific Co Ltd 1,143
44,700 (b) Towa Corp 690
85,378 (a) Tower Semiconductor Ltd (Tel Aviv) 3,784
22,800 Tri Chemical Laboratories, Inc 562
55,306 Trina Solar Co Ltd 176
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
437,946 TSEC Corp 341
5,592 u-blox Holding AG. 515
252,180 (a) Ultra Clean Holdings 10,070
34,944 Ulvac, Inc 1,874
3,600,900 (b) UMS Holdings Ltd 3,001
24,729 Unigroup Guoxin Microelectronics Co Ltd 218
341,600 Unisem M Bhd 259
4,586,071 United Microelectronics Corp 7,730
1,224,000 United Renewable Energy Co Ltd/Taiwan 488
15,325 Universal Display Corp 3,217
34,000 UPI Semiconductor Corp 266

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
355,744 Vanguard International Semiconductor Corp $ 1,163
144,000 Via Technologies, Inc 595
241,000 VisEra Technologies Co Ltd 2,206
589,000 Visual Photonics Epitaxy Co Ltd 3,078
438,400 ViTrox Corp Bhd 344
449,000 Wafer Works Corp 450
635,875 Will Semiconductor Co Ltd 9,621
270,000 Win Semiconductors Corp 1,161
1,350,507 Winbond Electronics Corp 909
21,000 WinWay Technology Co Ltd 808
84,747 (a),(b) Wolfspeed, Inc 822
207,020 WONIK IPS Co Ltd 4,920
12,602 Wonik QnC Corp 246
41,234 (a),(c) X-Fab Silicon Foundries SE 233
7,316 (a),(c) X-Fab Silicon Foundries SE 41
38,417 Xinjiang Daqo New Energy Co Ltd 143
649,000 XinTec, Inc 4,192
2,099,681 Xinyi Solar Holdings Ltd 1,115
20,711 (a) YC Corp 208
27,406 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 125
24,000 ZillTek Technology Corp 254
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,361,298
SOFTWARE & SERVICES - 8.5%
184,587 360 Security Technology, Inc 230
956,779 Accenture plc 338,202
122,190 (a) ACI Worldwide, Inc 6,219
87,762 Addnode Group AB 958
2,913 Adesso SE 221
289,902 (a) Adobe, Inc 150,105
50,047 Ahnlab, Inc 2,063
278,220 (a),(b) Airship AI Holdings, Inc 640
26,023 (a) Akamai Technologies, Inc 2,627
12,462 (a) Al Moammar Information Systems Co 649
52,271 (c) Alfa Financial Software Holdings plc 140
23,653 Alten 2,644
150,732 Amdocs Ltd 13,186
128,250 American Software, Inc (Class A) 1,435
14,177 (a) Ansys, Inc 4,517
37,378 (a) Appfolio, Inc 8,799
438,000 (a) Appier Group, Inc 5,459
220,568 (a) AppLovin Corp 28,795
20,041 Arabian Internet & Communications Services Co 1,508
45,700 Argo Graphics, Inc 1,687
140,800 (b),(c) AsiaInfo Technologies Ltd 104
144,069 Asseco Poland S.A. 3,258
64,044 Atea ASA 828
586,722 (a) Atlassian Corp Ltd 93,177
6,514 Atoss Software AG. 943
6,785 Aubay 333
162,510 (a),(b) AudioEye, Inc 3,713
13,574 AurionPro Solutions Ltd 266
11,625 (a) AvePoint, Inc 137
2,625,900 (a),(b) BASE, Inc 4,300
273,636 Bechtle AG. 12,240
11,647 Beijing Kingsoft Office Software, Inc 437
138,384 Bentley Systems, Inc 7,031
70,208 (a) BILL Holdings, Inc 3,704
133,351 Birlasoft Ltd 958
26,227 (a) Bitdeer Technologies Group 205
251,019 (a),(b) Bitfarms Ltd 529
405,512 (a),(b) BlackBerry Ltd 1,067
358,780 (a) Blend Labs, Inc 1,345

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
146,280 (a) Box, Inc $ 4,788
775,932 Bytes Technology Group plc 5,390
26,850 CANCOM SE 842
149,101 Cap Gemini S.A. 32,191
18,317 cBrain A.S. 557
310,220 (a) CCC Intelligent Solutions Holdings, Inc 3,428
15,363 CE Info Systems Ltd 398
233,808 (a),(b) Cellebrite DI Ltd 3,937
26,171 (a),(b) Ceridian HCM Holding, Inc 1,603
10,704 Cerillion plc 258
173,199 (a) CGI, Inc 19,929
26,000 (b) Change Holdings, Inc 254
84,935 (a) Check Point Software Technologies 16,376
1,858,000 Chinasoft International Ltd 1,234
2,572,440 (a),(b) Cipher Mining, Inc 9,955
897,131 Clear Secure, Inc 29,731
265,410 (a) Clearwater Analytics Holdings, Inc 6,702
51,616 (a) Cloudflare, Inc 4,175
46,999 Coforge Ltd 3,935
85,919 Cognizant Technology Solutions Corp (Class A) 6,631
318,316 (a) Commvault Systems, Inc 48,973
135,604 Computacenter plc 4,487
425,207 Computer Modelling Group Ltd 3,575
168,088 Comture Corp 2,047
1,045,716 (a) Confluent, Inc 21,312
21,064 Constellation Software, Inc 68,529
929,746 (b) Converge Technology Solutions Corp 3,176
322,572 (a) Coveo Solutions, Inc 1,464
50,987 (a),(c) Crayon Group Holding ASA 602
185,812 (a) Crowdstrike Holdings, Inc 52,115
40,688 (a) CyberArk Software Ltd 11,865
203,500 Cybozu, Inc 2,772
68,430 Cyient Ltd 1,537
526,140 (a) Darktrace plc 4,064
642,170 Dassault Systemes SE 25,508
110,640 Data#3 Ltd 580
897,235 (a) Datadog, Inc 103,236
7,958 Datagroup SE 378
83,280 (a),(b) Dave, Inc 3,328
7,949 (a) Dear U Co Ltd 121
231,555 (a) Descartes Systems Group, Inc 23,828
100,000 Digital Arts, Inc 3,455
599,000 Digital China Holdings Ltd 227
26,013 Digital Garage, Inc 555
177,300 (a),(b) Digital Turbine, Inc 544
2,348 (b) Digital Value S.p.A 136
12,006 (a) Docebo, Inc 530
19,476 Dolby Laboratories, Inc (Class A) 1,491
312,690 (a) Domo, Inc 2,348
13,434 Douzone Bizon Co Ltd 537
41,246 (a) Dropbox, Inc 1,049
31,000 DTS Corp 876
124,372 (a) DXC Technology Co 2,581
177,178 (b) Dye & Durham Ltd 2,082
223,571 (a) Dynatrace, Inc 11,954
56,709 (a) Elastic NV 4,353
20,509 Elm Co 6,367
9,100 Empyrean Technology Co Ltd 119
5,621 (a) EMRO, Inc 226
36,496 Enghouse Systems Ltd 908
182,644 (a) Envestnet, Inc 11,437
305,918 (a) EPAM Systems, Inc 60,887

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
4,181 (b) Esker S.A. $ 1,232
7,034 (a) Exclusive Networks S.A. 185
15,826 (a) Fair Isaac Corp 30,758
21,006 (a),(b) FD Technologies plc 462
64,104 FDM Group Holdings plc 330
15,831 Formula Systems 1985 Ltd 1,268
108,576 (a) Fortinet, Inc 8,420
1,128,791 (b) Fortnox AB 7,015
118,300 (a) Freee KK 2,011
41,768 FUJI SOFT, Inc 2,630
1,410,105 Fujitsu Ltd 28,991
40,500 Future Architect, Inc 514
51,680 (a) Gartner, Inc 26,189
687,646 GB Group plc 2,859
800,600 (a) GDS Holdings Ltd 2,077
57,800 (a),(b) GDS Holdings Ltd (ADR) 1,179
3,787,534 Gen Digital, Inc 103,892
12,591 GFT Technologies SE 328
97,966 (a) Gitlab, Inc 5,049
77,537 (b),(c) Global Dominion Access S.A. 253
28,831 (a) Globant S.A. 5,713
53,770 GMO internet, Inc 941
96,936 (a) GoDaddy, Inc 15,198
1,148,961 (a) Grid Dynamics Holdings, Inc 16,085
55,951 (a) Guidewire Software, Inc 10,236
11,800 Hackett Group, Inc 310
143,517 Hansen Technologies Ltd 471
52,456 Happiest Minds Technologies Ltd 506
95,953 (a) HashiCorp, Inc 3,249
1,228,638 HCL Technologies Ltd 26,318
13,613 Hinduja Global Solutions Ltd 132
11,979 (a) HubSpot, Inc 6,368
54,052 Hundsun Technologies, Inc 174
58,583 Iflytek Co Ltd 370
58,000 (b) I'll, Inc 1,206
68,030 Indra Sistemas S.A. 1,251
281,000 INESA Intelligent Tech, Inc 162
43,781 (a) Informatica, Inc 1,107
22,548 Information Services International-Dentsu Ltd 871
6,306,410 Infosys Technologies Ltd 140,865
24,289 (a) Instructure Holdings, Inc 572
75,630 (a) Intapp, Inc 3,617
67,768 Intellect Design Arena Ltd 777
435,626 International Business Machines Corp 96,308
212,455 Intuit, Inc 131,935
16,207 (a) Ionos SE 405
143,764 Iress Market Technology Ltd 982
56,550 Isoftstone Information Technology Group Co Ltd 413
161,300 (a) Jasmine Technology Solution PCL 365
347,330 (a) JFrog Ltd 10,086
182,157 Justsystems Corp 4,545
69,570 Kainos Group plc 821
664,500 (a) Kaonavi, Inc 9,755
685,824 Keywords Studios plc 22,336
234,092 (a) Kinaxis, Inc 27,810
1,171,495 (a) Kingdee International Software Group Co Ltd 1,321
14,508,000 (a),(b) Kingsoft Cloud Holdings Ltd 2,987
73,314 (a),(b) Klaviyo, Inc 2,594
30,118 Kontron AG. 540
131,980 KPIT Technologies Ltd 2,562
354,355 (a) Kyndryl Holdings, Inc 8,143
1,246,933 (a) Lightspeed Commerce, Inc 20,560

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
779,000 (b),(c) Linklogis, Inc $ 186
48,914 LiveChat Software S.A. 934
173,530 (a) LiveRamp Holdings, Inc 4,300
31,743,900 (a),(c) Locaweb Servicos de Internet S.A. 24,357
458,522 (c) LTIMindtree Ltd 34,159
96,710 Magellanic Cloud Ltd 118
46,382 Magic Software Enterprises Ltd 553
31,160 (a) Manhattan Associates, Inc 8,768
14,076 Mastek Ltd 437
48,044 Matrix IT Ltd 919
105,605 Meeza QSTP LLC 100
207,791 (a),(b) Megaport Ltd 1,050
196,651 (a) MIA Teknoloji AS. 248
11,891,185 Microsoft Corp 5,116,777
104,337 (a),(b) MicroStrategy, Inc (Class A) 17,591
671,000 Ming Yuan Cloud Group Holdings Ltd 266
22,367 Mitsubishi Research Institute, Inc 651
35,910 (a) Monday.com Ltd 9,975
34,088 (a) Money Forward, Inc 1,389
160,767 (a) MongoDB, Inc 43,463
53,604 (a) Moschip Technologies Ltd 153
90,757 Mphasis Ltd 3,254
378,960 (a) N-able, Inc 4,949
6,371 (a) Nagarro SE 631
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
760,928 NCC Group plc 1,813
37,608 (a) nCino OpCo, Inc 1,188
48,391 NEC Corp 4,673
54,443 NEC Networks & System Integration Corp 1,054
55,004 Nemetschek SE 5,717
844,106 NET One Systems Co Ltd 21,079
34,446 (c) Netcompany Group A.S. 1,584
44,277 Newgen Software Technologies Ltd 708
471,053 (a) NEXTDC Ltd 5,681
60,961 (a) Nice Systems Ltd 10,599
593,784 Nihon Unisys Ltd 20,179
49,800 Nippon System Development Co Ltd 1,103
75,100 Nomura Research Institute Ltd 2,787
8,389 (a),(b) Northern Data AG. 239
50,584 NS Solutions Corp 1,313
2,168,100 NTT Data Corp 39,021
974,291 (a) Nuix Ltd 4,411
336,357 (a) Nutanix, Inc 19,929
767,800 OBIC Business Consultants Ltd 39,888
63,675 Obic Co Ltd 2,234
71,721 Objective Corp Ltd 726
24,905 (a),(b) Oddity Tech Ltd 1,006
332,315 (a) Okta, Inc 24,704
429,440 (a) Olo, Inc 2,130
38,911 One Software Technologies Ltd 526
457,600 (a) OneSpan, Inc 7,628
54,820 (a) Onestream, Inc 1,858
227,621 Open Text Corp (Toronto) 7,577
2,626,663 Oracle Corp 447,583
7,500 (a) Oracle Corp Japan 774
9,716 Oracle Financial Services Software Ltd 1,327
44,500 Otsuka Corp 1,099
31,822 (a),(b) OVH Groupe SAS 241
220,210 (a),(b) Pagaya Technologies Ltd 2,328
346,328 (a) Palantir Technologies, Inc 12,883
801,119 (a) Palo Alto Networks, Inc 273,822
330,055 (a) Paycor HCM, Inc 4,684

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
7,446 (a) Paylocity Holding Corp $ 1,228
85,932 Pegasystems, Inc 6,281
88,340 (a) Perfect Presentation For Commercial Services Co 356
89,280 Persistent Systems Ltd 5,805
610,285 (a) Phoenix Group plc 249
11,800 (a),(b) PKSHA Technology, Inc 279
9,158 (a) Planisware S.A. 284
832,800 Plus Alpha Consulting Co Ltd 12,697
42,917 POSCO DX Co Ltd 1,001
39,950 (a) Procore Technologies, Inc 2,466
14,613 Protean eGov Technologies Ltd 327
621,813 (a) PTC, Inc 112,337
287,588 (a) Q2 Holdings, Inc 22,941
14,737 (a),(b) QT Group Oyj 1,529
66,900 Rakus Co Ltd 1,042
31,556 (a) Rategain Travel Technologies Ltd 276
880,840 (a),(b) Rekor Systems, Inc 1,039
17,236 Reply S.p.A 2,599
54,953 (a) RingCentral, Inc 1,738
59,563 (a) Riskified Ltd 282
243,088 Roper Industries, Inc 135,264
20,591 Route Mobile Ltd 385
976,694 (a),(b) Rubrik, Inc 31,401
962,213 Sage Group plc 13,217
14,600 (b) Sakura Internet, Inc 442
1,933,212 Salesforce, Inc 529,139
17,347 Samsung SDS Co Ltd 2,043
52,500 (a) Sansan, Inc 790
1,216,291 SAP AG. 278,205
115,040 Sapiens International Corp NV 4,288
81,398 Sapiens International Corp NV 3,026
1,315 Secunet Security Networks AG. 135
703,510 (a) SEMrush Holdings, Inc 11,052
1,528,695 (a) SentinelOne, Inc 36,566
442,458 (a) ServiceNow, Inc 395,730
59,522 Shanghai Baosight Software Co Ltd 278
294,586 Shanghai Baosight Software Co Ltd 503
106,271 (a) SHIFT, Inc 10,105
116,830 (a) Shopify, Inc (Class A) 9,363
3,032,269 (a) Shopify, Inc (Class A) 242,927
177,884 (a) SimilarWeb Ltd 1,573
21,500 Simplex Holdings, Inc 363
6,927,028 (a),(c) Sinch AB 20,845
182,900 (a) SiteMinder Ltd 797
144,702 (a) Smartsheet, Inc 8,011
349,472 (a) Snowflake, Inc 40,140
100,967 Softcat plc 2,095
137,304 Sonata Software Ltd 1,034
82,325 Sopra Group S.A. 17,310
16,747 (a) SPS Commerce, Inc 3,252
31,200 Sumisho Computer Systems Corp 647
637,224 SUNeVision Holdings Ltd 311
283,144 (a) Synopsys, Inc 143,381
2,096,012 Systena Corp 5,439
122,000 Systex Corp 489
518,852 Tanla Platforms Ltd 5,550
519,669 Tata Consultancy Services Ltd 26,461
13,913 Tata Elxsi Ltd 1,282
506,313 (a),(c) TeamViewer SE 6,464
221,313 Tech Mahindra Ltd 4,167
179,800 TechMatrix Corp 3,003
790,810 Technology One Ltd 13,015

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
504,520 (a) Telos Corp $ 1,811
57,214 Temenos Group AG. 4,006
88,790 (a) Tenable Holdings, Inc 3,598
337,656 (a) Teradata Corp 10,245
78,760 (b) Tietoenator Oyj 1,627
790,500 TIS, Inc 20,179
45,396 (a),(b) TomTom NV 261
445,152 TOTVS S.A. 2,334
931,865 (a) Trade Desk, Inc 102,179
25,100 (a) Trend Micro, Inc 1,490
162,703 (b) Truecaller AB 618
188,800 Tuya, Inc (ADR) 312
142,197 (a) Twilio, Inc 9,274
303,691 (a) UiPath, Inc 3,887
203,904 (a),(b) Unity Software, Inc 4,612
58,078 (a) VeriSign, Inc 11,033
25,739 Vitec Software Group AB 1,333
83,400 (a),(b) VNET Group, Inc (ADR) 340
5,804 Wavestone 359
423,700 (a) Weave Communications, Inc 5,423
1,765,000 (a),(b),(c) Weimob, Inc 416
12,559 (b) Wiit S.p.A 312
13,700 WingArc1st, Inc 308
531,853 Wipro Ltd 3,434
137,396 WiseTech Global Ltd 13,011
50,858 (a) Wix.com Ltd 8,502
516,141 (a) Workday, Inc 126,150
230,834 (a) Workiva, Inc 18,264
99,584 (a) Xero Ltd 10,294
193,330 (a) Xperi, Inc 1,786
78,090 (a) Yext, Inc 540
89,487 Yonyou Network Technology Co Ltd 145
207,969 (a),(b) Yubico AB 5,118
94,829 Zensar Technologies Ltd 763
995,730 (a) Zeta Global Holdings Corp 29,703
133,506 (a) Zscaler, Inc 22,822
55,600 Zuken, Inc 1,399
955,580 (a) Zuora, Inc 8,237
TOTAL SOFTWARE & SERVICES 11,032,435
TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
97,420 (a),(b) 908 Devices, Inc 338
306,444 AAC Technologies Holdings, Inc 1,249
55,000 Ability Opto-Electronics Technology Co Ltd 401
22,900 Accelink Technologies Co Ltd 109
209,402 Accton Technology Corp 3,504
1,177,532 Acer, Inc 1,516
78,000 Adlink Technology, Inc 172
10,631 ADVA Optical Networking SE 230
30,000 Advanced Ceramic X Corp 168
189,543 Advantech Co Ltd 1,921
25,006 Ai Holdings Corp 418
16,402 AIC, Inc 179
126,000 Alpha Networks, Inc 136
154,100 (b) Alps Electric Co Ltd 1,674
4,518 ALSO Holding AG. 1,450
44,450 Amano Corp 1,341
1,766,187 Amphenol Corp (Class A) 115,085
2,260 Anker Innovations Technology Co Ltd 27
110,593 (b) Anritsu Corp 843
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
22,016,430 (f) Apple, Inc 5,129,828
128,000 Arcadyan Technology Corp 573

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
722,831 (a) Arista Networks, Inc $ 277,437
17,447 (a) Arrow Electronics, Inc 2,317
129,000 Asia Optical Co, Inc 463
282,000 Asia Vital Components Co Ltd 5,225
55,000 ASROCK, Inc 360
26,174 Astra Microwave Products Ltd 263
292,026 Asustek Computer, Inc 5,073
20,622 AT&S Austria Technologie & Systemtechnik AG. 464
2,809,827 AU Optronics Corp 1,507
55,815 (a) Audinate Group Ltd 377
45,000 AURAS Technology Co Ltd 957
12,613 (a),(c) Avalon Technologies Ltd 87
42,000 Avary Holding Shenzhen Co Ltd 212
28,646 Avnet, Inc 1,556
314,800 Azbil Corp 2,559
93,930 Badger Meter, Inc 20,515
56,212 (b) Barco NV 746
1,085,000 Benq Corp 1,285
22,617 BH Co Ltd 315
1,119,337 BOE Technology Group Co Ltd 708
266,000 (b) BOE Varitronix Ltd 195
45,200 Brother Industries Ltd 886
343,439 BYD Electronic International Co Ltd 1,420
84,170 (a) Calix, Inc 3,265
63,900 (a) Canon Electronics, Inc 1,024
36,290 Canon Marketing Japan, Inc 1,181
829,540 Canon, Inc 27,321
358,574 Career Technology MFG. Co Ltd 237
259,947 Catcher Technology Co Ltd 1,940
92,118 CDW Corp 20,846
248,447 (a) Celestica, Inc 12,701
278,000 Chang Wah Electromaterials, Inc 535
133,000 Channel Well Technology Co Ltd 278
51,845 Chaozhou Three-Circle Group Co Ltd 273
635,000 Chenbro Micom Co Ltd 5,315
221,000 Cheng Uei Precision Industry Co Ltd 449
81,000 Chenming Mold Industry Corp 344
1,643,000 Chicony Electronics Co Ltd 8,471
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
42,957 China Greatwall Technology Group Co Ltd 63
286,069 China Railway Signal & Communication Corp Ltd 255
281,000 Chin-Poon Industrial Co Ltd 364
304,000 Chroma ATE, Inc 3,569
18,000 Chunghwa Precision Test Tech Co Ltd 297
951,393 (a) Ciena Corp 58,596
2,267,427 Cisco Systems, Inc 120,672
152,000 (b) Citizen Watch Co Ltd 974
264,000 Clevo Co 507
166,871 Codan Ltd 1,855
117,834 Cognex Corp 4,772
90,626 (a) Coherent Corp 8,058
42,619 Comet Holding AG. 16,862
816,193 (a) CommScope Holding Co, Inc 4,987
1,716,524 Compal Electronics, Inc 1,801
797,000 Compeq Manufacturing Co Ltd 1,712
181,370 (b) CompoSecure, Inc 2,543
208,000 Coretronic Corp 505
252,053 Corning, Inc 11,380
9,667 (a) CosmoAM&T Co Ltd 926
186,000 Co-Tech Development Corp 359
208,000 (a),(b) Cowell e Holdings, Inc 601
31,391 (b) Crane NXT Co 1,761

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
13,581 (a) Cyient DLM Ltd $ 108
58,139 Daeduck Electronics Co Ltd 837
8,723 Daejoo Electronic Materials Co Ltd 745
68,070 Daiwabo Co Ltd 1,298
142,000 Darfon Electronics Corp 223
170,482 DataTec Ltd 375
554,660 Dell Technologies, Inc 65,749
1,262,070 Delta Electronics Thailand PCL 4,169
2,471,673 Delta Electronics, Inc 29,490
130,803 Dexerials Corp 1,869
49,811 Dicker Data Ltd 324
31,912 Dreamtech Co Ltd 209
199,000 Dynamic Holding Co Ltd 485
1,381,000 Dynapack International Technology Corp 4,525
5,959,476 E Ink Holdings, Inc 55,243
45,000 Egis Technology, Inc 298
21,448 Eizo Nanao Corp 327
33,996 Elecom Co Ltd 344
214,000 Elite Material Co Ltd 3,021
173,000 Elitegroup Computer Systems Co Ltd 137
63,679 Ennoconn Corp 581
4,400 (b) Enplas Corp 202
18,900 Eoptolink Technology, Inc Ltd 351
2,661,050 (b) Ericsson (LM) (B Shares) 20,108
148,108 (a) Everdisplay Optronics Shanghai Co Ltd 53
21,091 (b) Evertz Technologies Ltd 184
547,010 (a),(b) Evolv Technologies Holdings, Inc 2,215
261,292 (a) Extreme Networks, Inc 3,927
19,660 (a) F5 Networks, Inc 4,329
112,500 (a) Fabrinet 26,600
3,060,000 (a),(b) FIH Mobile Ltd 352
221,000 FLEXium Interconnect, Inc 548
1,844,722 (a) Flextronics International Ltd 61,669
34,000 Fositek Corp 886
334,924 Foxconn Industrial Internet Co Ltd 1,193
736,000 Foxconn Technology Co Ltd 1,541
2,364,788 FUJIFILM Holdings Corp 61,217
183,000 General Interface Solution Holding Ltd 337
68,000 Genius Electronic Optical Co Ltd 1,040
72,365 Genus Power Infrastructures Ltd 344
291,000 Getac Holdings Corp 1,021
205,000 Gigabyte Technology Co Ltd 1,672
230,000 Global Brands Manufacture Ltd 437
71,822 GoerTek, Inc 231
262,400 Gold Circuit Electronics Ltd 1,635
91,636 GRG Banking Equipment Co Ltd 152
35,897 Guangzhou Haige Communications Group, Inc Co 54
9,700 (b) Hakuto Co Ltd 317
677,112 Halma plc 23,676
54,630 (b) Hamamatsu Photonics KK 713
420,500 Hana Microelectronics PCL (Foreign) 531
232,000 Hannstar Board Corp 387
1,669,000 HannStar Display Corp 495
63,000 Hengtong Optic-electric Co Ltd 151
3,766,785 Hewlett Packard Enterprise Co 77,068
919,607 Hexagon AB 9,905
551,000 (a) High Tech Computer Corp 822
7,500 Hioki EE Corp 431
67,400 Hirose Electric Co Ltd 8,601
21,254 (b) HMS Networks AB 846
112,350 Holy Stone Enterprise Co Ltd 324
9,388,640 Hon Hai Precision Industry Co, Ltd 55,279

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
27,299 Horiba Ltd $ 1,786
191,100 Hosiden Corp 2,795
1,763,765 HP, Inc 63,266
35,300 Huagong Tech Co Ltd 174
90,000 Ibase Technology, Inc 212
23,700 (b) Ibiden Co Ltd 732
1,349 Inficon Holding AG. 1,949
1 (a) Infinera Corp 0 ^
59,007 Innodisk Corp 525
3,501,641 InnoLux Display Corp 1,782
25,200 Inspur Electronic Information Industry Co Ltd 148
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 242
6,763 Intellian Technologies, Inc 284
1,089,172 Inventec Co Ltd 1,480
8,871 (a) IPG Photonics Corp 659
16,600 Iriso Electronics Co Ltd 296
36,423 IsuPetasys Co Ltd 1,025
149,000 ITEQ Corp 355
232,800 ITMAX SYSTEM Bhd 203
228,790 (a) Itron, Inc 24,437
27,176 Ituran Location and Control Ltd 721
97,016 Jabil Inc 11,625
11,269 (a) Jahwa Electronics Co Ltd 152
355,342 (b) Japan Aviation Electronics Industry Ltd 6,344
610,900 Jaymart Group Holdings PCL 296
39,213 Jenoptik AG. 1,210
55,000 Jess-Link Products Co Ltd 281
12,398 (a) JNTC Co Ltd 198
47,770 (a) Joongang DNM Co Ltd 367
214,886 Juniper Networks, Inc 8,376
30,000 Kaga Electronics Co Ltd 586
18,433 (a) Kaynes Technology India Ltd 1,192
744,200 KCE Electronics PCL 895
180,535 Keyence Corp 86,524
57,082 (a) Keysight Technologies, Inc 9,072
44,000 King Slide Works Co Ltd 1,523
482,500 Kingboard Chemical Holdings Ltd 1,214
638,000 Kingboard Laminates Holdings Ltd 607
136,087 Kitron ASA 369
30,000 (b) Koa Corp 239
355,000 Konica Minolta Holdings, Inc 1,028
252,554 Kyocera Corp 2,952
10,266 L&F Co Ltd 889
71,277 Landis&Gyr Group AG. 6,631
40,625 Largan Precision Co Ltd 3,257
173,500 (c) Legend Holdings Corp 159
371 (b) LEM Holding S.A. 603
3,282,399 Lenovo Group Ltd 4,400
127,723 Lens Technology Co Ltd 370
115,811 LG Display Co Ltd 966
5,804 LG Innotek Co Ltd 966
220,684 Lingyi iTech Guangdong Co 235
816,277 Lite-On Technology Corp 2,562
148,836 Logitech International S.A. 13,330
83,999 Lotes Co Ltd 3,665
14,825 Lotte Energy Materials Corp 466
327,152 (a),(b) Lumentum Holdings, Inc 20,735
672,956 LuxNet Corp 3,083
381,224 Luxshare Precision Industry Co Ltd 2,341
112,221 Macnica Holdings, Inc 1,563
7,100 Maruwa Co Ltd 2,099
31,100 Maxell Holdings Ltd 401

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
6,542 Maxscend Microelectronics Co Ltd $ 86
256,091 MCJ Co Ltd 2,726
15,400 Meiko Electronics Co 672
5,681,900 Metrodata Electronics Tbk PT 237
198,000 (a),(b),(d) MH Development Ltd 0 ^
57,067 (b) Micronic AB 2,220
286,200 Micro-Star International Co Ltd 1,565
682,000 Mitac Holdings Corp 970
432,607 Motorola Solutions, Inc 194,513
1,504,631 Murata Manufacturing Co Ltd 29,775
158,000 Nan Ya Printed Circuit Board Corp 710
146,500 (a),(b) Nano Dimension Ltd (ADR) 359
518,400 Nationgate Holdings Bhd 218
5,718 (a) Nayax Ltd 149
132,934 NCAB Group AB 884
21,686 Neopost S.A. 406
141,271 NetApp, Inc 17,448
9,454 Netweb Technologies India Ltd 284
38,572 Next Vision Stabilized Systems Ltd 410
40,450 (b) Nichicon Corp 270
35,715 Ninestar Corp 153
121,300 Nippon Ceramic Co Ltd 2,144
65,476 Nippon Electric Glass Co Ltd 1,540
26,556 Nippon Signal Co Ltd 177
26,860 Nissha Printing Co Ltd 366
14,572 Nohmi Bosai Ltd 297
1 Nokia Corp (ADR) 0 ^
5,122,192 Nokia Oyj 22,364
16,900 (a) OFILM Group Co Ltd 24
490,936 Oki Electric Industry Co Ltd 3,350
34,900 Omron Corp 1,596
29,179 Optex Group Co Ltd 318
265,170 (a),(b) Ouster, Inc 1,671
40,600 Oxford Instruments plc 1,152
4,389,000 Pan-International Industrial 4,878
4,331 Park Systems Corp 641
623,000 PAX Global Technology Ltd 416
66,590 PC Connection, Inc 5,023
829,915 Pegatron Corp 2,693
87,683 PG Electroplast Ltd 673
112,240 (a) Plexus Corp 15,344
334,000 Primax Electronics Ltd 956
135,000 Promate Electronic Co Ltd 343
210,378 (a) Pure Storage, Inc 10,569
1,108,390 Quanta Computer, Inc 9,238
151,000 Quanta Storage, Inc 497
105,055 (a) Radware Ltd 2,341
462,082 Redington Ltd 1,019
180,481 (a) Reeder Teknoloji Sanayi VE Ticaret AS 135
29,143 Renishaw plc 1,459
10,947 Restar Holdings Corp 207
109,800 Ricoh Co Ltd 1,192
22,252 Riken Keiki Co Ltd 600
14,898 Riso Kagaku Corp 356
202,659 (b) Ryoyo Ryosan Holdings, Inc 3,622
641,617 Samsung Electro-Mechanics Co Ltd 64,864
9,215,753 Samsung Electronics Co Ltd 430,733
688,819 Samsung Electronics Co Ltd (Preference) 26,752
196,296 Samsung SDI Co Ltd 56,678
108,265 (a) Sanmina Corp 7,411
3,000 Santec Holdings Corp 126
32,000 Scientech Corp 428

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
56,200 Seiko Epson Corp $ 1,040
7,861 (a),(b),(c) Sensirion Holding AG. 678
20,000 Sensortek Technology Corp 182
18,310 Seojin System Co Ltd 376
185,000 Sercomm Corp 651
6,313 (b) Sesa S.p.A 648
5,690 (b) SES-imagotag S.A. 977
3,283 Shanghai Friendess Electronic Technology Corp Ltd 98
55,784 Shengyi Technology Co Ltd 165
8,092 Shennan Circuits Co Ltd 127
26,430 Shenzhen Transsion Holdings Co Ltd 406
47,000 Shimadzu Corp 1,572
180,400 Siix Corp 1,395
133,000 Simplo Technology Co Ltd 1,484
645,000 Sinbon Electronics Co Ltd 6,110
24,077 (b) Softchoice Corp 334
540,752 Softwareone Holding AG. 9,546
83,000 Solomon Technology Corp 391
34,065 (a) SOLUM Co Ltd 529
29,486 Solus Advanced Materials Co Ltd 283
101,024 Spectris plc 3,692
443,424 (a) Spirent Communications plc 1,011
164,392 Sterlite Technologies Ltd 247
9,800 (a) Sun Corp 497
289,249 Sunny Optical Technology Group Co Ltd 2,093
42,666 (a),(b) Super Micro Computer, Inc 17,766
373,277 Supreme Electronics Co Ltd 776
51,341 Suzhou Dongshan Precision Manufacturing Co Ltd 171
16,660 Suzhou TFC Optical Communication Co Ltd 238
519,621 Synnex Technology International Corp 1,184
56,748 (a) Synopex, Inc 324
35,247 Syrma SGS Technology Ltd 179
178,000 Taiwan Union Technology Corp 954
94,340 (b) Taiyo Yuden Co Ltd 1,943
1,076,329 TCL Technology Group Corp 697
63,277 (b) TD SYNNEX Corp 7,598
385,040 TDK Corp 4,919
888,613 (a) TE Connectivity plc 134,172
45,850 (a),(c) Tejas Networks Ltd 654
100,000 Test Research, Inc 446
50,000 Thinking Electronic Industrial Co Ltd 275
15,900 (b) Tokyo Electron Device Ltd 402
146,640 Tong Hsing Electronic Industries Ltd 647
80,356 Topcon Corp 869
19,585 Toshiba TEC Corp 477
192,000 TPK Holding Co Ltd 268
126,000 Transcend Information, Inc 409
79,795 (a) Trimble Inc 4,954
353,000 Tripod Technology Corp 2,185
774,693 (a) TTM Technologies, Inc 14,138
287,570 (a) Turtle Beach Corp 4,411
239,000 TXC Corp 823
2,849 Ubiquiti, Inc 632
559,011 Unimicron Technology Corp 2,538
82,291 Unisplendour Corp Ltd 281
427,000 Unitech Printed Circuit Board Corp 465
36,000 Universal Microwave Technology, Inc 369
20,000 Universal Scientific Industrial Shanghai Co Ltd 45
755,300 Venture Corp Ltd 8,243
188,000 VIA Labs, Inc 1,113
253,843 (a),(b) Viasat, Inc 3,031
44,800 Victory Giant Technology Huizhou Co Ltd 254

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
21,000 Vivotek, Inc $ 83
2,574,686 Vontier Corp 86,870
11,096,800 VS Industry Bhd 2,648
585,042 VSTECS Holdings Ltd 350
130,885 Vtech Holdings Ltd 910
104,800 Wacom Co Ltd 501
96,000 Wah Lee Industrial Corp 388
224,000 Walsin Technology Corp 766
404,000 Wasion Holdings Ltd 333
999,643 (a) Western Digital Corp 68,266
10,284 Wingtech Technology Co Ltd 48
190,500 (a),(d),(e) Wintek Corp 0 ^
1,103,000 Wistron Corp 3,518
294,524 Wistron NeWeb Corp 1,079
420,049 Wiwynn Corp 22,767
667,519 WPG Holdings Ltd 1,579
505,252 WT Microelectronics Co Ltd 1,689
72,508 Wuhan Guide Infrared Co Ltd 75
33,732 WUS Printed Circuit Kunshan Co Ltd 194
6,317,600 (a),(c) Xiaomi Corp 17,795
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0 ^
164,650 Yageo Corp 3,241
107,500 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 131
28,065 Yealink Network Technology Corp Ltd 168
45,600 Yokogawa Electric Corp 1,168
35,066 (a) Zebra Technologies Corp (Class A) 12,986
23,123 Zen Technologies Ltd 475
58,618 Zhejiang Dahua Technology Co Ltd 143
17,060 Zhejiang Supcon Technology Co Ltd 121
288,558 Zhen Ding Technology Holding Ltd 1,029
58,692 Zhongji Innolight Co Ltd 1,297
111,503 ZTE Corp 491
335,399 ZTE Corp (Class H) 859
199,000 Zyxel Group Corp 235
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,186,567
TELECOMMUNICATION SERVICES - 1.1%
486,371 Advanced Info Service PCL 3,925
732,548 (c) Airtel Africa plc 1,121
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 406
7,899,784 (b) America Movil SAB de C.V. 6,480
15,638,737 AT&T, Inc 344,052
73,000 ATN International, Inc 2,361
170,193 (b) Aussie Broadband Ltd 452
1,258,806 Axiata Group Bhd 767
228,570 (a) Bandwidth, Inc 4,002
61,986 (b) BCE, Inc 2,155
1,527,683 Bezeq Israeli Telecommunication Corp Ltd 1,758
2,118,883 Bharti Airtel Ltd 43,197
6,208,742 (b) BT Group plc 12,306
77,442 (a) Cellcom Israel Ltd 347
508,372 (c) Cellnex Telecom S.A. 20,611
22,300 Chief Telecom, Inc 335
20,563,912 (c) China Tower Corp Ltd 2,702
1,595,653 Chunghwa Telecom Co Ltd 6,316
1,230,641 Citic Telecom International Holdings Ltd 379
3,565,855 Deutsche Telekom AG. 104,726
1,222,344 Digi.Com BHD 1,104
28,868 Drillisch AG. 439
137,281 Elisa Oyj (Series A) 7,278
2,901,875 Emirates Telecommunications Group Co PJSC 14,616
105,726 Empresa Nacional de Telecomunicaciones S.A. 370
11,923 Etihad Atheeb Telecommunication Co 297

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
337,012 Etihad Etisalat Co $ 4,625
748,282 Far EasTone Telecommunications Co Ltd 2,142
91,454 Freenet AG. 2,722
168,296 (a) Frontier Communications Parent, Inc 5,980
70,731 Gamma Communications plc 1,577
186,824 (a),(d) GCI Liberty, Inc 2
611,057 (a) Helios Towers plc 937
160,727 Hellenic Telecommunications Organization S.A. 2,773
565,175 HFCL Ltd 1,000
784,120 HKBN Ltd 311
763,477 HKT Trust & HKT Ltd 976
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 160
41,900 IDT Corp 1,599
1,043,307 (a) Indus Towers Ltd 4,888
323,171 Infrastrutture Wireless Italiane S.p.A 3,975
84,248 Internet Initiative Japan, Inc 1,777
642,000 Intouch Holdings PCL (Class F) 1,840
80,239 Iridium Communications, Inc 2,443
4,399,900 Jasmine International PCL 408
912,339 KDDI Corp 29,229
14,227,340 Koninklijke KPN NV 58,108
14,310 KT Corp 438
234,829 Kuwait Telecommunications Co 418
222,725 (a),(b),(d) Let's GOWEX S.A. 2
77,352 LG Telecom Ltd 579
354,607 (a) Liberty Global Ltd 7,486
110,185 (a) Liberty Global Ltd 2,381
46,906 (a) Liberty Latin America Ltd (Class A) 449
235,225 Magyar Telekom 692
840,183 Maxis Bhd 805
79,751 (a) Millicom International Cellular S.A. 2,167
1,902,173 Mobile Telecommunications Co KSCP 2,961
352,530 Mobile Telecommunications Co Saudi Arabia 1,030
680,410 MTN Group Ltd 3,616
7,510,266 NetLink NBN Trust 5,347
38,886,844 Nippon Telegraph & Telephone Corp 39,866
140,902 NOS SGPS S.A. 573
13,800 Okinawa Cellular Telephone Co 380
211,742 (a) Ooma, Inc 2,412
777,674 Ooredoo QPSC 2,503
1,021,500 (b) Operadora De Sites Mexicanos SAB de C.V. 803
2,101,270 Orange S. A. 24,066
104,150 (a) Partner Communications 449
3,410,000 PCCW Ltd 1,870
30,469 PLDT, Inc 809
533,472 Proximus plc 4,157
134,586 Quebecor, Inc 3,514
75,764 (c) RAI Way S.p.A 449
64,324 Railtel Corp of India Ltd 355
303,782 Rogers Communications, Inc (Class B) 12,215
13,532,600 Sarana Menara Nusantara Tbk PT 764
1,701,417 Saudi Telecom Co 19,827
101,670 Shenandoah Telecom Co 1,435
1,965,884 Singapore Telecommunications Ltd 4,943
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
87,451 SK Telecom Co Ltd 3,724
342,641 SmarTone Telecommunications Holding Ltd 182
12,024,220 SoftBank Corp 15,699
813,455 Softbank Group Corp 48,251
530,114 StarHub Ltd 507
24,932 Swisscom AG. 16,293
745,506 Taiwan Mobile Co Ltd 2,709

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
103,198 Tata Communications Ltd $ 2,628
325,575 (a) Tata Teleservices Maharashtra Ltd 328
505,608 Tele2 AB (B Shares) 5,720
1,540,722 Telecom Corp of New Zealand Ltd 2,966
276,074 Telecom Egypt 193
9,480,431 (b) Telecom Italia S.p.A. 2,636
360,585 Telefonica Brasil S.A. 3,695
3,780,256 (b) Telefonica S.A. 18,493
575,909 Telekom Malaysia BHD 936
866,840 Telekomunikacja Polska S.A. 1,901
582,135 Telenor ASA 7,447
554,075 Telephone and Data Systems, Inc 12,882
2,285,403 TeliaSonera AB 7,390
166,345,501 Telkom Indonesia Persero Tbk PT 32,939
219,328 (a) Telkom S.A. Ltd 335
3,181,691 Telstra Corp Ltd 8,516
412,712 TELUS Corp 6,924
747,749 TIM S.A. 2,571
783,000 TIME dotCom Bhd 900
1,157,564 T-Mobile US, Inc 238,875
4,384,453 (a) True Corp PCL 1,526
1,084,160 Turkcell Iletisim Hizmet AS 3,019
67,282 United Internet AG. 1,384
16,700 Usen-Next Holdings Co Ltd 640
1,057,501 Verizon Communications, Inc 47,492
527,173 Vodacom Group Ltd 3,340
21,586,032 Vodafone Group plc 21,633
18,437,522 (a) Vodafone Idea Ltd 2,278
6,429,643 Vodafone Qatar QSC 3,320
4,107,900 XL Axiata Tbk PT 621
TOTAL TELECOMMUNICATION SERVICES 1,390,629
TRANSPORTATION - 1.6%
189,532 Abu Dhabi Aviation Co 330
457,993 Adani Ports & Special Economic Zone Ltd 7,909
29,186 Aegean Airlines S.A. 355
71,976 Aena SME S.A. 15,811
33,599 Aeroports de Paris 4,315
2,560,898 Agility Global PLC 851
1,288,031 Agility Public Warehousing Co KSC 924
1,899,249 Air Arabia PJSC 1,417
149,592 (a) Air Canada 1,813
202,929 (a) Air China Ltd 226
83,888 (a),(b) Air France-KLM 840
1,414,105 Air New Zealand Ltd 476
3,519,188 Airports of Thailand PCL 6,977
86,020 (a) Alaska Air Group, Inc 3,889
35,695 All Nippon Airways Co Ltd 764
230,776 Allcargo Logistics Ltd 179
11,500 Alps Logistics Co Ltd 461
5,274 (a),(b) Amerco, Inc 409
448,738 (a) American Airlines Group, Inc 5,044
2,881,500 (a) ANE Cayman, Inc 3,077
370,000 Anhui Expressway Co Ltd 449
2,782 AP Moller - Maersk AS (Class A) 4,509
4,378 AP Moller - Maersk AS (Class B) 7,367
598,910 (a) Aramex PJSC 366
148,654 ArcBest Corp 16,122
3,686,500 (a) Asia Aviation PCL 315
24,385 (a) Asiana Airlines, Inc 176
27,489 Athens International Airport S.A. 233
834,099 Atlas Arteria Ltd 2,811
1,154,123 Auckland International Airport Ltd 5,477

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,218,991 Aurizon Holdings Ltd $ 2,966
11,786 (b) Avis Budget Group, Inc 1,032
27,850 AZ-COM MARUWA Holdings, Inc 224
206,900 (a) Azul S.A. 237
641,900 Bangkok Airways PCL 492
5,274,362 Bangkok Expressway & Metro PCL 1,337
1,262,000 (a) Beijing Capital International Airport Co Ltd 466
1,258,900 Beijing-Shanghai High Speed Railway Co Ltd 1,078
70,208 Belships ASA 132
564,170 (a) Blade Air Mobility, Inc 1,659
4,426 Blue Dart Express Ltd 433
89,994 (b) bpost S.A. 257
5,484,600 BTS Group Holdings PCL 764
514,523 Canadian National Railway Co 60,250
792,726 Canadian Pacific Railway Ltd 67,799
880,000 (b) Canggang Railway Ltd 110
6,654 (b) Cargojet, Inc 680
59,960 (b) Cathay Pacific Airways Ltd 64
671,215 Central Japan Railway Co 15,498
158,383 CH Robinson Worldwide, Inc 17,481
1,115,000 China Airlines 757
437,500 (a) China Eastern Airlines Corp Ltd 256
268,100 China Merchants Expressway Network & Technology Holdings Co Ltd 481
614,667 China Merchants Holdings International Co Ltd 974
283,159 (a) China Southern Airlines Co Ltd (Class A) 262
622,772 Cia de Concessoes Rodoviarias 1,383
46,366 Cia de Distribucion Integral Logista Holdings S.A. 1,396
6,512 CJ Logistics Corp 462
22,724 Clarkson plc 1,118
1,709,700 ComfortDelgro Corp Ltd 2,010
211,693 Container Corp Of India Ltd 2,317
630,600 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 398
838,000 COSCO Pacific Ltd 505
689,615 COSCO SHIPPING Holdings Co Ltd - A 1,530
2,525,309 COSCO SHIPPING Holdings Co Ltd - H 4,220
1,612,000 COSCO SHIPPING International Hong Kong Co Ltd 842
40,000 Costamare, Inc 629
33,760 Covenant Logistics Group, Inc 1,784
1,973,911 CSX Corp 68,159
67,121 CTT-Correios de Portugal S.A. 328
132,629 D/S Norden 5,508
552,300 Daqin Railway Co Ltd 538
552,280 (a) Delhivery Ltd 2,800
1,351,391 Delta Air Lines, Inc 68,637
581,122 Deutsche Lufthansa AG. 4,256
2,411,657 Deutsche Post AG. 107,576
21,406 Dfds A.S. 548
399,622 DSV AS 82,246
161,965 Dubai Taxi Co PJSC 119
1,373,072 East Japan Railway Co 27,250
227,799 easyJet plc 1,586
195,400 EcoRodovias Infraestrutura e Logistica S.A. 248
215,133 Enav S.p.A 955
1,115,000 Eva Airways Corp 1,320
445,000 Evergreen International Storage & Transport Corp 436
838,013 Evergreen Marine Corp Taiwan Ltd 5,326
16,237 (b) Exchange Income Corp 617
96,786 Expeditors International Washington, Inc 12,718
83,095 Farglory F T Z Investment Holding Co Ltd 125
167,451 FedEx Corp 45,828
95,848 (a),(b) Finnair Oyj 272
468,684 Firstgroup plc 916

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
15,188 (b) Flughafen Zuerich AG. $ 3,654
27,979 (a),(b) Fraport AG. Frankfurt Airport Services Worldwide 1,561
15,660 Fukuyama Transporting Co Ltd 417
163,242 Gateway Distriparks Ltd 178
289,368 Getlink S.E. 5,161
2,172,227 (a) GMR Infrastructure Ltd 2,439
110,000 Golden Ocean Group Ltd 1,471
1,771,100 (a) Grab Holdings Ltd 6,730
29,459,695 (a) Grab Holdings Ltd 111,947
519,213 Grindrod Ltd 454
229,000 Grupo Aeroportuario del Centro Norte Sab de C.V. 1,935
324,889 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,641
151,518 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,289
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 309
111,500 Guangzhou Baiyun International Airport Co Ltd 165
248,552 Gujarat Pipavav Port Ltd 652
284,449 (a) Gulf Navigation Holding PJSC 472
243,579 Gulf Warehousing Co 232
80,471 (a) GXO Logistics, Inc 4,190
532,500 (a) Hainan Airlines Holding Co Ltd 97
148,000 (a),(b) Hainan Meilan International Airport Co Ltd 167
41,600 Hamakyorex Co Ltd 362
5,843 Hamburger Hafen und Logistik AG. 109
18,172 Hamburger Hafen und Logistik AG. 328
102,400 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 152
9,072 Hanjin Kal Corp 567
45,578 Hankyu Hanshin Holdings, Inc 1,408
513,310 Heartland Express, Inc 6,303
373,900 (a) Hidrovias do Brasil S.A. 235
12,795 (b) Himalaya Shipping Ltd 111
99,917 HMM Co Ltd 1,415
94,314 Hoegh Autoliners ASA 1,211
349,452 Hub Group, Inc (Class A) 15,883
4,379,651 Hutchison Port Holdings Trust 661
31,258 Hyundai Glovis Co Ltd 2,912
2,121 (a) ID Logistics Group 895
53,638 Iino Kaiun Kaisha Ltd 473
148,284 (a),(c) InterGlobe Aviation Ltd 8,458
880,795 International Container Term Services, Inc 6,383
490,893 International Distributions Services plc 2,247
1,566,242 Japan Airlines Co Ltd 27,393
48,800 Japan Airport Terminal Co Ltd 1,761
1,833,700 Jasa Marga Persero Tbk PT 597
51,925 Jazeera Airways Co KSCP 170
56,297 JB Hunt Transport Services, Inc 9,702
1,932,900 (a),(c) JD Logistics, Inc 3,403
21,571 (a) Jeju Air Co Ltd 148
135,212 JET2 plc 2,538
496,915 Jiangsu Express 502
17,707 (a) Jin Air Co Ltd 137
19,000 Julio Simoes Logistica S.A. 31
55,800 Juneyao Airlines Co Ltd 107
65,500 Kamigumi Co Ltd 1,498
78,400 (b) Kawasaki Kisen Kaisha Ltd 1,222
172,100 (b) Keihin Electric Express Railway Co Ltd 1,405
77,400 Keio Corp 1,847
160,900 (b) Keisei Electric Railway Co Ltd 4,797
120,764 (b) Kelsian Group Ltd 343
260,509 Kerry Logistics Network Ltd 290
137,000 Kerry TJ Logistics Co Ltd 172
129,200 (b) Kintetsu Corp 3,218
136,623 (a) Kirby Corp 16,727

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
107,271 Knight-Swift Transportation Holdings, Inc $ 5,787
16,468 Konoike Transport Co Ltd 288
110,380 (a) Korea Line Corp 174
62,177 Korean Air Lines Co Ltd 1,067
46,306 Kuehne & Nagel International AG. 12,652
108,200 Kyushu Railway Co 3,113
123,116,729 Lan Airlines S.A. 1,584
24,384 Landstar System, Inc 4,605
558,200 Liaoning Port Co Ltd 117
363,442 Localiza Rent A Car 2,735
10,445 Lotte Rental Co Ltd 242
11,557 (a) Lumi Rental Co 251
426,399 (a) Lyft, Inc (Class A) 5,437
35,500 (c) Mahindra Logistics Ltd 204
751,135 Malaysia Airports Holdings Bhd 1,905
101,140 Marten Transport Ltd 1,790
8,530 Maruzen Showa Unyu Co Ltd 326
1,572,840 MISC Bhd 2,977
39,828 Mitsubishi Logistics Corp 1,460
67,900 (b) Mitsui OSK Lines Ltd 2,351
14,014 Mitsui-Soko Co Ltd 607
92,600 (a) Movida Participacoes S.A. 105
1,241,377 MPC Container Ships ASA 2,869
1,311,189 MTR Corp 4,901
69,963 Mullen Group Ltd 736
581,100 Nagoya Railroad Co Ltd 7,054
79,527 Nankai Electric Railway Co Ltd 1,310
353,102 National Express Group plc 347
49,300 Nippon Express Holdings, Inc 2,597
72,498 Nippon Konpo Unyu Soko Co Ltd 958
262,069 (b) Nippon Yusen Kabushiki Kaisha 9,626
48,000 Nishi-Nippon Railroad Co Ltd 767
544,334 Norwegian Air Shuttle AS 667
4,679 (a) NTG Nordic Transport Group A.S. 200
225,700 (b) Odakyu Electric Railway Co Ltd 2,517
53,401 Odfjell SE 718
27,261 Oesterreichische Post AG. 911
134,693 Old Dominion Freight Line 26,755
128,500 Orient Overseas International Ltd 1,808
45,076,290 Pacific Basin Shipping Ltd 14,204
205,821 Pan Ocean Co Ltd 629
65,510 Pangaea Logistics Solutions Ltd 474
164,882 (a) Pegasus Hava Tasimaciligi AS. 1,149
15,110 (a) Proficient Auto Logistics, Inc 214
145,082 Promotora y Operadora de Infraestructura SAB de C.V. 1,366
748,721 (a) Qantas Airways Ltd 3,822
700,430 Qatar Navigation QSC 2,170
1,306,290 Qube Holdings Ltd 3,545
829,546 Redde Northgate plc 4,273
3,681,200 Regional Container Lines PCL 3,061
899,632 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 326
1,047,246 Rumo S.A. 3,845
162,540 (a) RXO, Inc 4,551
29,213 Ryder System, Inc 4,259
61,497 Sagami Railway Co Ltd 1,024
18,155 (a) Saia, Inc 7,938
96 (a),(d) SAir Group 0 ^
12,940 Sakai Moving Service Co Ltd 227
20,075 SAL Saudi Logistics Services 1,569
323,950 Sankyu, Inc 10,941
392,300 Santos Brasil Participacoes S.A. 1,063
65,719 Saudi Ground Services Co 906

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
33,012 Saudi Industrial Services Co $ 270
49,777 (a) Saudi Public Transport Co 286
11,204 SBS Holdings, Inc 213
32,179 Schneider National, Inc 918
177,900 Seibu Holdings, Inc 3,958
84,906 (b) Seino Holdings Corp 1,428
83,496 (b) Senko Co Ltd 728
122,839 SF Holding Co Ltd 778
264,750 SG Holdings Co Ltd 2,840
60,096 Shanghai International Airport Co Ltd 327
114,060 Shanghai International Port Group Co Ltd 105
1,065,500 Shenzhen International Holdings Ltd 944
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
102,060 (b) Shinwa Kaiun Kaisha Ltd 3,235
1,979,650 Shipping Corp of India Ltd 6,168
176,600 SIA Engineering Co Ltd 332
558,000 Sichuan Expressway Co Ltd 234
279,400 (a) SIMPAR S.A. 287
227,000 Sincere Navigation Corp 215
1,076,173 (b) Singapore Airlines Ltd 5,681
738,124 Singapore Airport Terminal Services Ltd 2,073
1,316,619 Singapore Post Ltd 476
1,151,000 SITC International Holdings Co Ltd 3,087
10,578 Sixt AG. 774
13,648 Sixt AG. (Preference) 796
409,626 Southwest Airlines Co 12,137
162,741 (a) SpiceJet Ltd 124
23,700 Spring Airlines Co Ltd 207
51,898 Stolt-Nielsen Ltd 1,918
40,383 Sumitomo Warehouse Co Ltd 760
8,832 (a) Svitzer A.S. 369
64,000 T3EX Global Holdings Corp 180
1,272,501 Taiwan High Speed Rail Corp 1,187
150,087 (a) TAV Havalimanlari Holding AS 1,096
7,889 TCI Express Ltd 103
68,298 (b) TFI International, Inc 9,355
16,586 Theeb Rent A Car Co 346
250,535 (b) TNT NV 350
131,500 Tobu Railway Co Ltd 2,297
99,860 Tokyu Corp 1,293
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0 ^
5,907 (b) Trancom Co Ltd 441
875,700 Transcoal Pacific Tbk PT 403
26,549 Transport Corp of India Ltd 339
2,611,761 Transurban Group 23,597
475,693 (a) Turk Hava Yollari AO 3,957
30,859 (a) TVS Supply Chain Solutions Ltd 75
64,570 (a) Tway Air Co Ltd 151
3,168,718 (a) Uber Technologies, Inc 238,161
68,749 U-Haul Holding Co 4,950
341,000 U-Ming Marine Transport Corp 601
1,459,784 Union Pacific Corp 359,808
224,450 (a) United Airlines Holdings, Inc 12,807
27,314 United International Transportation Co 635
691,476 United Parcel Service, Inc (Class B) 94,276
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 419
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0 ^
30,917 (a) VRL Logistics Ltd 208
93,461 Wallenius Wilhelmsen ASA 1,096
265,350 Wan Hai Lines Ltd 819
689,700 (a) WCE Holdings Bhd 136
86,900 West Japan Railway Co 1,650

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
60,527 (b) Westshore Terminals Investment Corp $ 1,085
107,880 (a),(b) Wheels Up Experience, Inc 261
154,300 Wilson Sons Holdings Brasil S.A. 487
318,000 Wisdom Marine Lines Co Ltd 767
78,371 (a) XPO, Inc 8,426
1,180,436 (b) Yamato Transport Co Ltd 13,442
1,464,000 Yang Ming Marine Transport 3,187
75,759 YTO Express Group Co Ltd 191
922,000 Yuexiu Transport Infrastructure Ltd 448
888,415 Zhejiang Expressway Co Ltd 619
73,627 ZIM Integrated Shipping Services Ltd 1,889
177,200 ZTO Express Cayman, Inc 4,427
TOTAL TRANSPORTATION 2,040,477
UTILITIES - 2.7%
4,199,815 A2A S.p.A. 9,701
24,034 Acciona S.A. 3,410
589,425 ACEA S.p.A. 11,535
7,797,000 ACEN Corp 749
123,923 ACWA Power Co 16,356
268,564 (a) Adani Green Energy Ltd 6,091
660,993 (a) Adani Power Ltd 5,173
160,823 AES Brasil Energia S.A. 344
526,263 AES Corp 10,557
1,572,249 AGL Energy Ltd 12,846
2,182,532 Aguas Andinas S.A. 675
634,800 Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 275
282,547 (a) Akfen Yenilenebilir Enerji AS. 156
79,153 Aksa Enerji Uretim AS 89
700,634 (b) Algonquin Power & Utilities Corp 3,828
11,830 (a) AlKhorayef Water & Power Technologies Co 511
251,429 Allete, Inc 16,139
3,906,453 Alliant Energy Corp 237,083
252,622 (b) AltaGas Ltd 6,254
124,167 Alupar Investimento S.A. 696
1,444,169 Ameren Corp 126,307
1,597,124 American Electric Power Co, Inc 163,865
37,730 American States Water Co 3,143
1,130,017 APA Group 6,048
27,719 Ascopiave S.p.A. 89
222,947 Atco Ltd 7,896
37,711 Athens Water Supply & Sewage Co S.A. 241
1,319,150 Auren Energia S.A. 2,533
42,370 Aygaz AS 187
483,900 B Grimm Power PCL 358
477,600 Banpu Power PCL 196
982,000 BCPG PCL 220
254,679 Beijing Enterprises Holdings Ltd 906
2,034,586 Beijing Enterprises Water Group Ltd 631
1,328,000 Beijing Jingneng Clean Energy Co Ltd 347
20,199 BKW AG. 3,663
549,556 Black Hills Corp 33,589
69,937 Boralex, Inc 1,861
92,558 (b) Brookfield Infrastructure Corp 4,019
92,628 (b) Brookfield Renewable Corp 3,025
114,246 (b) Brookfield Renewable Corp 3,730
2,440,158 (a) Can2 Termik AS. 114
113,181 (b) Canadian Utilities Ltd 3,005
407,000 (b) Canvest Environmental Protection Group Co Ltd 234
478,140 (b) Capital Power Corp 17,383
437,100 Centerpoint Energy, Inc 12,859
972,451 Centrais Eletricas Brasileiras S.A. 7,024
179,639 Centrais Eletricas Brasileiras S.A. 1,441

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
107,953 Centrica plc $ 169
488,054 CESC Ltd 1,174
143,734 CEZ AS 5,588
910,000 (b) CGN New Energy Holdings Co Ltd 300
1,154,300 CGN Power Co Ltd 738
5,179,000 (c) CGN Power Co Ltd 1,989
2,044,000 (b) China Datang Corp Renewable Power Co Ltd 560
1,168,165 China Gas Holdings Ltd 1,079
1,363,044 China Longyuan Power Group Corp Ltd 1,221
540,300 China National Nuclear Power Co Ltd 855
1,927,847 China Power International Development Ltd 915
415,012 China Resources Gas Group Ltd 1,661
826,373 China Resources Power Holdings Co 2,228
1,510,400 China Three Gorges Renewables Group Co Ltd 1,038
742,000 China Water Affairs Group Ltd 495
650,901 China Yangtze Power Co Ltd 2,788
592,891 Chubu Electric Power Co, Inc 6,968
1,069,600 (b) Chugoku Electric Power Co, Inc 7,325
376,501 Cia de Saneamento Basico do Estado de Sao Paulo 6,248
145,300 Cia de Saneamento de Minas Gerais Copasa MG 615
278,100 Cia de Saneamento do Parana 304
107,000 Cia de Saneamento do Parana 579
1,546,422 Cia Energetica de Minas Gerais 3,236
881,700 Cia Paranaense de Energia 1,649
534,388 CK Infrastructure Holdings Ltd 3,635
1,921,700 CK Power PCL 222
103,072 Clearway Energy, Inc (Class A) 2,934
56,182 Clearway Energy, Inc (Class C) 1,724
1,387,048 CLP Holdings Ltd 12,126
6,699,123 Colbun S.A. 907
5,840,000 Concord New Energy Group Ltd 426
69,744 Consolidated Edison, Inc 7,262
278,521 Constellation Energy Corp 72,421
623,783 Contact Energy Ltd 3,238
161,300 CPFL Energia S.A. 1,005
811,900 Datang International Power Generation Co Ltd 342
132,839 Dominion Energy, Inc 7,677
2,086,641 Drax Group plc 17,965
1,428,600 Duke Energy Corp 164,718
1,036,479 E.ON AG. 15,435
42,990 Edison International 3,744
232,593 (b) EDP Renovaveis S.A. 4,058
485,700 (b) Electric Power Development Co 8,122
161,300 Electricity Generating PCL 617
757 Elia Group S.A. 86
245,033 (b) Emera, Inc 9,655
1,693,937 Emirates Central Cooling Systems Corp 798
158,244 Enagas 2,427
83,300 (a) Encavis AG. 1,611
6,525 Endesa S.A. 143
189,861 Enea S.A. 565
27,137,183 Enel Chile S.A. 1,494
14,597,243 Enel S.p.A. 116,600
1,460,540 Energias de Portugal S.A. 6,661
178,278 Energisa S.A. 1,466
224,948 Energix-Renewable Energies Ltd 815
1,475,200 Energy Absolute PCL 406
193,515 (c) Enerjisa Enerji AS. 335
17,293,641 Enersis S.A. 1,765
31,261 Enerya Enerji AS. 193
121,448 Engie Brasil Energia S.A. 946
444,198 (a) Engie Energia Chile S.A. 430

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
1,153,148 Engie S.A. $ 19,940
95,460 (a) Enlight Renewable Energy Ltd 1,604
322,435 ENN Energy Holdings Ltd 2,422
133,500 ENN Natural Gas Co Ltd 390
58,122 (a) Equatorial Energia S.A. 347
901,590 Equatorial Energia S.A. 5,379
42,456 ERG S.p.A. 1,164
1,379,209 Evergy, Inc 85,525
3,084,854 Eversource Energy 209,924
28,662 EVN AG. 904
53,572 Exelon Corp 2,172
109,746 (a) Fersa Energias Renovables S.A. 228
1,153,461 FirstEnergy Corp 51,156
419,002 Fortis, Inc 19,038
287,180 (b) Fortum Oyj 4,726
2,084,313 GAIL India Ltd 5,975
197,700 Gas Malaysia Bhd 182
587,200 GD Power Development Co Ltd 456
55,210 Genie Energy Ltd 897
34,263 (a) Greenvolt-Energias Renovaveis S.A. 317
11,381 (a),(b) Grenergy Renovables S.A. 483
1,333,210 Guangdong Investments Ltd 891
108,586 Gujarat Gas Ltd 801
229,921 Gujarat State Petronet Ltd 1,165
2,419,327 Gulf Energy Development PCL 4,258
3,863,300 Gunkul Engineering PCL 346
32,795 HD Renewable Energy Co Ltd 273
648,418 Hera S.p.A. 2,587
137,393 (b) Hokkaido Electric Power Co, Inc 925
134,577 (b) Hokuriku Electric Power Co 866
314,366 Holding CO ADMIE IPTO S.A. 828
9,433,398 Hong Kong & China Gas Ltd 7,705
1,171,788 Hong Kong Electric Holdings Ltd 7,470
296,319 Huadian Power International Corp Ltd (Class A) 252
269,100 Huaneng Lancang River Hydropower, Inc 441
228,366 Huaneng Power International, Inc - A 249
1,778,751 Huaneng Power International, Inc - H 1,086
280,648 Hydro One Ltd 9,728
5,231,260 Iberdrola S.A. 80,871
194,190 Indraprastha Gas Ltd 1,294
195,623 (b) Innergex Renewable Energy, Inc 1,514
1,027,900 (a),(d) Inter Far East Energy Corp 0 ^
370,853 Interconexion Electrica S.A. ESP 1,506
438,710 Inversiones Aguas Metropolitanas S.A. 344
613,389 Iride S.p.A. 1,392
333,592 (b) Italgas S.p.A 2,017
49,000 J&V Energy Technology Co Ltd 372
2,886,272 (a) Jaiprakash Power Ventures Ltd 628
306,313 JSW Energy Ltd 2,677
49,700 (a) K&O Energy Group, Inc 1,118
640,463 Kansai Electric Power Co, Inc 10,614
5,000 (b) Kasumigaseki Capital Co Ltd 524
15,611 Kenon Holdings Ltd 440
2,833,015 Keppel Infrastructure Trust 1,026
105,830 Korea Electric Power Corp 1,654
23,072 Korea Gas Corp 818
36,588 (c) KPI Green Energy Ltd 376
317,500 Kyushu Electric Power Co, Inc 3,471
43,248 Mahanagar Gas Ltd 1,002
4,014,700 Malakoff Corp Bhd 921
266,852 Manila Electric Co 2,087
765,300 Manila Water Co, Inc 363

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
369,300 Mega First Corp BHD $ 395
608,878 Mercury NZ Ltd 2,501
1,121,129 Meridian Energy Ltd 4,227
28,730 MGE Energy, Inc 2,627
583,257 National Central Cooling Co PJSC 480
30,719 National Gas & Industrialization Co 868
10,954,396 National Grid plc 151,423
53,319 (c) Neoen S.A. 2,313
44,470 New Jersey Resources Corp 2,099
6,691,312 NextEra Energy, Inc 565,617
2,702,941 NHPC Ltd 3,056
84,287 Nippon Gas Co Ltd 1,355
247,738 NLC India Ltd 836
182,590 (b) Northland Power Income Fund 3,150
229,640 NorthWestern Corp 13,140
323,245 NRG Energy, Inc 29,448
3,780,894 NTPC Ltd 19,950
152,801 (b) Okinawa Electric Power Co, Inc 1,107
70,630 ONE Gas, Inc 5,256
76,174 (a) OPC Energy Ltd 617
1,455,976 Origin Energy Ltd 10,086
85,020 Ormat Technologies, Inc 6,541
161,978 Orsted AS 10,728
311,980 Osaka Gas Co Ltd 7,036
15,267 Otter Tail Corp 1,193
16,411 (a) OY Nofar Energy Ltd 384
217,958 Pennon Group plc 1,725
732,678 Petronas Gas BHD 3,198
1,657,051 PG&E Corp 32,760
694,581 (a) PGE Polska Grupa Energetyczna S.A. 1,298
201,112 (b) Pinnacle West Capital Corp 17,816
240,000 Portland General Electric Co 11,496
62,583 Power & Water Utility Co for Jubail & Yanbu 1,006
4,086,036 Power Grid Corp of India Ltd 17,233
46,789,400 PT Perusahaan Gas Negara Persero Tbk 4,431
1,929,476 PTC India Ltd 4,823
175,397 Public Power Corp 2,351
34,076 (a) Pure Cycle Corp 367
346,924 Qatar Electricity & Water Co QSC 1,505
584,200 Ratch Group PCL 584
1,741,908 (a) RattanIndia Power Ltd 318
8,368 Redeia Corp S.A. 163
284,848 Redes Energeticas Nacionais S.A. 766
2,204,238 (a) Reliance Energy Ltd 8,837
2,077,424 (a) Reliance Power Ltd 1,208
32,300 (a),(b) RENOVA, Inc 228
62,753 Rubis S.C.A 1,714
2,490,832 RWE AG. 90,748
19,600 Saibu Gas Co Ltd 250
727,555 Saudi Electricity Co 3,234
92,869 (c) Scatec ASA 730
307,280 Scottish & Southern Energy plc 7,745
217,200 SDIC Power Holdings Co Ltd 525
757,900 SembCorp Industries Ltd 3,258
356,635 Sempra Energy 29,825
156,600 (a) Serena Energia S.A. 235
562,194 Severn Trent plc 19,904
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 271
41,400 Shanghai Electric Power Co Ltd 57
225,300 Shenergy Co Ltd 272
128,088 Shenzhen Energy Group Co Ltd 127
120,042 Shikoku Electric Power Co, Inc 1,068

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
76,000 Shinfox Energy Co Ltd $ 326
130,410 Shizuoka Gas Co Ltd 966
133,200 Sichuan Chuantou Energy Co Ltd 358
552,484 SJVN Ltd 873
13,270 SJW Corp 771
41,402 Snam Rete Gas S.p.A. 211
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 805
128,000 (a),(d) Sound Global Ltd 0 ^
2,238,023 Southern Co 201,825
331,710 Spire, Inc 22,321
2,635,788 (b) Superior Plus Corp 14,500
1,411,100 Synergy Grid & Development Phils, Inc 235
395,213 Taiwan Cogeneration Corp 565
1,272,363 Tata Power Co Ltd 7,316
899,941 (a) Tauron Polska Energia S.A. 783
54,887 Telecom Plus plc 1,356
2,301,704 Tenaga Nasional BHD 8,070
46,105 Terna Energy S.A. 1,001
28,900 Terna Rete Elettrica Nazionale S.p.A. 260
56,100 Toho Gas Co Ltd 1,556
355,800 Tohoku Electric Power Co, Inc 3,410
1,385,151 (a) Tokyo Electric Power Co, Inc 6,143
356,110 Tokyo Gas Co Ltd 8,295
146,965 Torrent Power Ltd 3,292
907,000 (b) Towngas Smart Energy Co Ltd 379
2,315,000 TPI Polene Power PCL 222
211,521 TransAlta Corp 2,193
144,200 Transmissora Alianca de Energia Eletrica S 906
1,147,700 TTW PCL 333
863,782 United Utilities Group plc 12,110
983 Unitil Corp 60
26,461 (a) VA Tech Wabag Ltd 478
1,397,960 Veolia Environnement 46,025
64,369 Verbund AG. 5,326
468,899 Vistra Corp 55,583
28,917 (a),(b) Voltalia S.A. 277
1,121,632 WEC Energy Group, Inc 107,879
17,430 (b) West Holdings Corp 337
1,292,600 Wintime Energy Group Co Ltd 245
1,377,280 (b) Xinyi Energy Holdings Ltd 169
3,049,500 YTL Corp BHD 1,866
2,260,800 YTL Power International BHD 2,017
799,800 Zhejiang Zheneng Electric Power Co Ltd 763
350,000 (b) Zhongyu Energy Holdings Ltd 203
1,446,287 (a) Zorlu Enerji Elektrik Uretim AS 179
TOTAL UTILITIES 3,483,504
TOTAL COMMON STOCKS
(Cost $99,552,566) 129,086,911
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.4%
4,101,049 iShares Core MSCI EAFE ETF 320,087
2,391,899 iShares Core MSCI Emerging Markets ETF 137,319
2,800 iShares Core S&P 500 ETF 1,615
783,337 (b) iShares MSCI Canada ETF 32,524
27,500 (b) iShares MSCI EAFE ETF 2,300
6,580 (b) iShares Russell 2000 ETF 1,453
4,500 SPDR S&P 500 ETF Trust 2,582
130,430 (b) SPDR S&P Biotech ETF 12,887
TOTAL INVESTMENT COMPANIES
(Cost $439,668) 510,767

Stock

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
140,726 (d) Fletcher Building Ltd 02/14/25 $ 1
26,206 (b),(d) Webuild S.p.A 08/02/30 25
TOTAL CAPITAL GOODS 26
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
843,595 Hektas Ticaret TAS 200
17,850 (d) LOTTE Reit Co Ltd 11/05/24 3
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 203
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
MEDIA & ENTERTAINMENT - 0.0%
428,080 (d) VGI PCL 12/31/25 15
TOTAL MEDIA & ENTERTAINMENT 15
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 0 ^
24,100 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
11,269 (b) Montea NV 10/31/24 10
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 100
TOTAL SOFTWARE & SERVICES 100
TRANSPORTATION - 0.0%
1,218,800 (d) BTS Group Holdings PCL 10/21/24 0 ^
TOTAL TRANSPORTATION 0 ^
TOTAL RIGHTS/WARRANTS
(Cost $734) 355
TOTAL LONG-TERM INVESTMENTS
(Cost $99,993,177) 129,598,239
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 10/11/24 4,993
147,000 FFCB 0 .000 01/13/25 145
1,600,000 Federal Home Loan Bank (FHLB) 0 .000 10/04/24 1,599
10,000,000 FHLB 0 .000 10/09/24 9,988
5,085,000 FHLB 0 .000 11/08/24 5,060
10,000,000 FHLB 0 .000 11/13/24 9,945
1,288,000 FHLB 0 .000 11/22/24 1,279
3,000,000 FHLB 0 .000 12/12/24 2,973
153,000 FHLB 0 .000 01/13/25 151
14,839,000 Federal National Mortgage Association (FNMA) 1 .625 10/15/24 14,820
TOTAL GOVERNMENT AGENCY DEBT 50,953
REPURCHASE AGREEMENT - 0.3%
312,250,000 (g) Bank of New York Mellon 4 .860 10/01/24 312,250
TOTAL REPURCHASE AGREEMENT 312,250
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0 .000 10/03/24 9,997
60,000,000 United States Treasury Bill 0 .000 10/15/24 59,891
100,000,000 United States Treasury Bill 0 .000 10/17/24 99,791
26,000,000 United States Treasury Bill 0 .000 10/22/24 25,929
70,460,000 United States Treasury Bill 0 .000 10/29/24 70,200
13,640,000 United States Treasury Bill 0 .000 11/26/24 13,541
TOTAL TREASURY DEBT 279,349
TOTAL SHORT-TERM INVESTMENTS
(Cost $642,498) 642,552

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
CERTIFICATE OF DEPOSIT - 0.0%
$ 2,000,000 Australia and New Zealand Banking Group 5 .390% 10/11/24 $ 2,000
4,500,000 Australia and New Zealand Banking Group 5 .020 12/04/24 4,500
5,000,000 Canadian Imperial Bank of Commerce 5 .070 11/04/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .800 11/12/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .500 12/06/24 5,000
500,000 Canadian Imperial Bank of Commerce 5 .330 01/10/25 500
7,200,000 Canadian Imperial Bank of Commerce 5 .100 06/04/25 7,200
5,000,000 Canadian Imperial Bank of Commerce 5 .190 09/25/25 5,000
4,250,000 Citibank 5 .100 06/23/25 4,250
5,000,000 Citibank 5 .170 09/19/25 5,000
5,000,000 Citibank 5 .180 10/27/25 5,000
5,000,000 ING US Funding LLC 5 .130 02/10/25 5,000
5,000,000 Lloyds Bank PLC 5 .120 12/16/24 5,000
10,000,000 MUFG Bank Ltd 5 .070 10/25/24 10,000
9,000,000 MUFG Bank Ltd 5 .050 11/15/24 9,000
4,100,000 MUFG Bank Ltd 5 .040 01/17/25 4,100
5,000,000 MUFG Bank Ltd 5 .040 01/21/25 5,025
5,000,000 National Australia Bank Ltd 5 .020 10/01/24 5,000
5,000,000 National Australia Bank Ltd 5 .090 12/05/24 5,000
9,000,000 National Australia Bank Ltd 5 .100 02/14/25 9,000
9,000,000 Natixis 5 .120 06/05/25 9,000
2,475,000 Nordea Bank AB 5 .110 02/27/25 2,476
153,000 Nordea Bank AB 5 .140 03/21/25 153
4,500,000 Royal Bank of Canada 5 .110 01/22/25 4,500
10,000,000 Royal Bank of Canada 5 .100 02/18/25 10,000
TOTAL CERTIFICATE OF DEPOSIT 131,704
COMMERCIAL PAPER - 0.0%
9,000,000 Australia and New Zealand Banking Group 0 .000 01/06/25 8,871
9,000,000 Australia and New Zealand Banking Group 5 .020 02/28/25 9,000
4,500,000 Australia and New Zealand Banking Group 0 .010 04/14/25 4,372
5,000,000 ING US Funding LLC 0 .000 02/07/25 4,906
9,000,000 ING US Funding LLC 5 .090 05/08/25 9,000
9,000,000 National Bank of Canada 0 .000 10/28/24 8,964
304,000 National Bank of Canada 5 .140 03/13/25 304
8,000,000 National Bank of Canada 5 .100 06/06/25 7,999
4,000,000 Natixis 0 .000 01/22/25 3,935
4,500,000 Nordea Bank AB 5 .010 10/15/24 4,500
2,250,000 Skandinaviska Enskilda Banken AG 5 .080 02/28/25 2,250
9,000,000 Skandinaviska Enskilda Banken AG 5 .080 03/26/25 9,000
TOTAL COMMERCIAL PAPER 73,101
REPURCHASE AGREEMENT - 0.6%
1,000,000 (h) Calyon 4 .890 10/01/24 1,000
125,000,000 (i) Citigroup 4 .880 10/01/24 125,000
35,000,000 (j) Deutsche Bank 4 .890 10/01/24 35,000
90,146,000 (k) HSBC 4 .880 10/01/24 90,146
40,000,000 (l) HSBC 4 .890 10/01/24 40,000
159,000,000 (m) JP Morgan 4 .890 10/01/24 159,000
10,000,000 (n) Merrill Lynch 4 .860 10/01/24 10,000
85,000,000 (o) Merrill Lynch 4 .880 10/01/24 85,000
55,000,000 (p) Royal Bank of Scotland 4 .870 10/01/24 55,000
TOTAL REPURCHASE AGREEMENT 600,146
VARIABLE RATE SECURITIES - 0.0%
4,500,000 ING US Funding LLC 5 .070 11/18/24 4,500
9,000,000 National Australia Bank Ltd 5 .090 03/17/25 9,000
9,000,000 National Bank of Canada 5 .170 02/03/25 9,005
9,000,000 Nordea Bank AB 5 .050 03/21/25 9,000
9,000,000 Royal Bank of Canada 5 .090 04/10/25 9,000

Stock

Portfolio of Investments September 30, 2024
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
VARIABLE RATE SECURITIES (continued)
$ 10,000,000 Skandinaviska Enskilda Banken AG 5 .080% 12/26/24 $ 10,000
TOTAL VARIABLE RATE SECURITIES 50,505
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $855,458) 855,456
TOTAL INVESTMENTS - 100.6%
(Cost $101,491,133) 131,096,247
OTHER ASSETS & LIABILITIES, NET - (0.6)% (844,799)
NET ASSETS - 100.0% $130,251,448
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
TIPS Treasury Inflation Protected Security
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,597,982,711.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,135,096,432 or 0.9% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
In bankruptcy
(f)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(g) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $315,831,311 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/30/26, valued at $318,495,080.
(h) Agreement with Calyon, 4.890% dated 9/30/24 to be repurchased at $1,000,000 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 1.250%
and maturity date 3/31/28, valued at $1,020,042.
(i) Agreement with Citigroup, 4.880% dated 9/30/24 to be repurchased at $126,476,033 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
0.375%–4.875% and maturity dates 11/15/25–11/30/25, valued at $127,500,023.
(j) Agreement with Deutsche Bank, 4.890% dated 9/30/24 to be repurchased at $35,324,975 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 3.625%–4.500% and maturity dates 3/31/28–11/15/33, valued at $35,700,028.
(k) Agreement with HSBC, 4.880% dated 9/30/24 to be repurchased at $90,286,044 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
3.500%–4.625% and maturity dates 9/15/26–2/15/34, valued at $91,949,015.
(l) Agreement with HSBC, 4.890% dated 9/30/24 to be repurchased at $40,149,273 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.500%
and maturity date 12/1/52, valued at $40,800,001.
(m) Agreement with JP Morgan, 4.890% dated 9/30/24 to be repurchased at $159,646,808 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 12/1/31–10/1/54, valued at $168,180,001.
(n) Agreement with Merrill Lynch, 4.860% dated 9/30/24 to be repurchased at $10,019,065 on 10/1/24, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 1/15/29, valued at $10,200,012.
(o) Agreement with Merrill Lynch, 4.880% dated 9/30/24 to be repurchased at $85,282,596 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
1.500%–7.087% and maturity dates 3/1/32–5/1/54, valued at $86,700,000.
(p) Agreement with Royal Bank of Scotland, 4.870% dated 9/30/24 to be repurchased at $55,656,593 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 3.500%–4.500% and maturity dates 7/15/26–4/30/30, valued at $56,100,006.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 150 12/20/24  $ 16,548 $ 16,869 $ 321
S&P 500 E-Mini Index 1,035 12/20/24 294,488 300,887 6,399
S&P Mid-Cap 400 E-Mini Index 85 12/20/24 26,066 26,763 697
Total 1,270  $ 337,102  $ 344,519  $ 7,417

Portfolio of Investments September 30, 2024
Global Equities

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.8%
AUSTRALIA - 1.2%
226,600 AMP Ltd $ 208
7,923 APA Group 42
1,957,047 Australia & New Zealand Banking Group Ltd 41,129
42,922 Australian Stock Exchange Ltd 1,893
1,154,198 BHP Billiton Ltd 35,834
361,642 Commonwealth Bank of Australia 33,733
25,196,496 (a),(b) Empire Energy Group Ltd 4,181
23,452,082 Glencore plc 134,302
4,628,204 Ingenia Communities Group 15,992
512,416 Insurance Australia Group Ltd 2,604
77,788 Macquarie Group Ltd 12,447
29,104 Magellan Financial Group Ltd 201
610,631 Medibank Pvt Ltd 1,541
303,943 (b) Megaport Ltd 1,536
692,155 National Australia Bank Ltd 17,920
207,134 (b) Qantas Airways Ltd 1,057
325,760 QBE Insurance Group Ltd 3,720
279,583 Suncorp-Metway Ltd 3,491
227,370 (b) Tamboran Resources Corp 4,620
164,809,536 (b) Tamboran Resources Ltd 17,091
764,168 Westpac Banking Corp 16,699
112,847 Woodside Energy Group Ltd 1,945
TOTAL AUSTRALIA 352,186
BELGIUM - 0.2%
274,994 KBC Groep NV 21,878
234,614 UCB S.A. 42,352
TOTAL BELGIUM 64,230
BERMUDA - 0.1%
69,056 RenaissanceRe Holdings Ltd 18,811
TOTAL BERMUDA 18,811
BRAZIL - 1.0%
385,700 Ambev S.A. 926
113,000 (b) Atacadao S.A. 192
451,900 B3 SA-Brasil Bolsa Balcao 888
118,891 Banco Bradesco S.A. 286
1,221,685 Banco Bradesco S.A. (Preference) 3,297
1,666,400 Banco BTG Pactual S.A. - Unit 10,177
141,064 Banco do Brasil S.A. 704
153,200 BB Seguridade Participacoes S.A. 998
122,800 (b) BRF S.A. 533
124,600 Caixa Seguridade Participacoes S 333
252,573 Centrais Eletricas Brasileiras S.A. 1,824
45,700 Centrais Eletricas Brasileiras S.A. 367
154,200 Cia de Concessoes Rodoviarias 342
97,000 Cia de Saneamento Basico do Estado de Sao Paulo 1,610
396,177 Cia Energetica de Minas Gerais 829
248,500 Cia Paranaense de Energia 465
48,800 Cia Siderurgica Nacional S.A. 115
2,224,038 Companhia Vale do Rio Doce (ADR) 25,977
249,068 Cosan SA Industria e Comercio 598
44,600 CPFL Energia S.A. 278
153,500 (b) Embraer S.A. 1,352
450,556 (b) Empresa Brasileira de Aeronautica S.A. (ADR) 15,936
45,959 Energisa S.A. 378
30,950 Engie Brasil Energia S.A. 241
14,771 (b) Equatorial Energia S.A. 88
236,334 Equatorial Energia S.A. 1,410
371,226 Gerdau S.A. (Preference) 1,302

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
404,157 (b),(c) Hapvida Participacoes e Investimentos S.A. $ 297
29,600 Hypera S.A. 142
48,915 Inter & Co, Inc 326
421,762 Investimentos Itau S.A. - PR 857
12,276,819 Itau Unibanco Holding S.A. 81,377
173,360 Klabin S.A. 665
71,610 Localiza Rent A Car 539
16,175 (b) Mercadolibre, Inc 33,190
192,295 Natura & Co Holding S.A. 496
2,598,125 (b) NU Holdings Ltd 35,464
1,038,792 (b) Pagseguro Digital Ltd 8,944
1,822,800 Petro Rio S.A. 14,498
875,100 Petroleo Brasileiro S.A. 6,308
1,048,738 Petroleo Brasileiro S.A. (Preference) 6,932
269,444 Raia Drogasil S.A. 1,261
107,629 (c) Rede D'Or Sao Luiz S.A. 611
270,200 Rumo S.A. 992
281,459 Sendas Distribuidora S.A. 386
962,608 (b) StoneCo Ltd 10,839
168,922 Suzano SA 1,688
97,900 Telefonica Brasil S.A. 1,003
201,800 TIM S.A. 694
113,500 TOTVS S.A. 595
162,000 Ultrapar Participacoes S.A. 631
1,027,864 Vale S.A. 11,983
213,500 Vibra Energia S.A. 917
365,220 WEG S.A. 3,646
79,367 XP, Inc 1,424
TOTAL BRAZIL 298,151
CANADA - 2.3%
1,169,318 Alimentation Couche-Tard, Inc 64,646
323,046 Bank of Montreal 29,150
268,985 (a) Bank of Nova Scotia 14,656
16,535 Brookfield Asset Management Ltd 782
65,683 (b) Brookfield Corp 3,488
423 Brookfield Wealth Solutions Ltd 23
549,118 Cameco Corp 26,233
197,393 (a) Canadian Imperial Bank of Commerce 12,108
195,112 Canadian National Railway Co 22,847
400,604 Canadian Natural Resources Ltd 13,303
22,811 (a) CI Financial Corp 311
685,992 Dollarama, Inc 70,271
5,930 Fairfax Financial Holdings Ltd 7,488
14,776 First Capital Real Estate Investment Trust 205
61,703 Great-West Lifeco Inc 2,104
23,711 iA Financial Corp, Inc 1,965
18,383 (a) IGM Financial, Inc 552
40,758 Imperial Oil Ltd 2,867
31,707 Intact Financial Corp 6,088
654,542 (a),(b) Ivanhoe Mines Ltd 9,737
724,647 (b) Lightspeed Commerce, Inc 11,948
430,025 Manulife Financial Corp 12,709
74,467 (a) National Bank of Canada 7,033
1,865,232 (a),(b) NexGen Energy Ltd 12,164
18,457 Onex Corp 1,293
675,096 Pan American Silver Corp (Toronto) 14,096
565,437 (a) Parex Resources, Inc 5,017
123,217 (a) Power Corp of Canada 3,887
131,367 RioCan Real Estate Investment Trust 1,980
315,594 Royal Bank of Canada 39,389
2,532,536 (b) Shopify, Inc (Class A) 202,891
129,624 Sun Life Financial, Inc 7,519

SHARES DESCRIPTION VALUE (000)
CANADA (continued)
459,862 Suncor Energy, Inc $ 16,974
504,958 Teck Cominco Ltd (Class B) 26,375
38,469 Thomson Reuters Corp 6,562
62,470 TMX Group Ltd 1,958
393,071 Toronto-Dominion Bank 24,855
11,896 West Fraser Timber Co Ltd 1,159
TOTAL CANADA 686,633
CHILE - 0.0%
3,689,013 Banco de Chile 471
5,867 Banco de Credito e Inversiones 183
5,304,714 Banco Santander Chile S.A. 276
317,094 Cencosud S.A. 640
272,268 Empresas CMPC S.A. 473
94,528 Empresas COPEC S.A. 633
6,953,371 Enel Chile S.A. 383
4,682,207 Enersis S.A. 478
30,631,331 Lan Airlines S.A. 394
193,841 (b) SACI Falabella 718
30,571 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,268
TOTAL CHILE 5,917
CHINA - 2.1%
26,400 360 Finance, Inc (ADR) 787
41,200 360 Security Technology, Inc 51
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 89
62,500 AAC Technologies Holdings, Inc 255
4,500 Accelink Technologies Co Ltd 21
1,163 ACM Research Shanghai, Inc 17
2,812 Advanced Micro-Fabrication Equipment, Inc China 65
12,600 AECC Aero-Engine Control Co Ltd 39
34,000 AECC Aviation Power Co Ltd 199
13,307,000 Agricultural Bank of China Ltd 6,209
434,800 Agricultural Bank of China Ltd (Class A) 296
41,899 Aier Eye Hospital Group Co Ltd 94
55,700 (b) Air China Ltd 62
30,207 Airtac International Group 865
265,000 (a),(b),(c) Akeso, Inc 2,324
3,882,272 Alibaba Group Holding Ltd 51,591
438,459 Alibaba Group Holding Ltd (ADR) 46,529
454,000 (b) Alibaba Health Information Technology Ltd 305
350,000 Aluminum Corp of China Ltd 275
569,900 Aluminum Corp of China Ltd (Class A) 711
2,127 Amlogic Shanghai Co Ltd 21
6,400 Angel Yeast Co Ltd 33
108,500 Anhui Conch Cement Co Ltd 316
20,000 Anhui Conch Cement Co Ltd (Class A) 74
28,900 Anhui Gujing Distillery Co Ltd 461
5,400 Anhui Gujing Distillery Co Ltd (Class A) 155
25,200 Anhui Jianghuai Automobile Group Corp Ltd 89
5,900 Anhui Kouzi Distillery Co Ltd 40
9,800 Anhui Yingjia Distillery Co Ltd 100
2,210 Anker Innovations Technology Co Ltd 26
287,600 Anta Sports Products Ltd 3,405
1,820 Asymchem Laboratories Tianjin Co Ltd 21
2,800 Autobio Diagnostics Co Ltd 19
5,700 Autohome, Inc (ADR) 186
11,600 Avary Holding Shenzhen Co Ltd 59
88,000 AviChina Industry & Technology Co Ltd 43
5,600 AVICOPTER plc 33
70,900 (b) BAIC BluePark New Energy Technology Co Ltd 81
486,216 (b) Baidu, Inc 6,393
106,000 Bank of Beijing Co Ltd 88
87,000 Bank of Changsha Co Ltd 103

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
18,800 Bank of Chengdu Co Ltd $ 42
215,500 Bank of China Ltd - A 153
6,770,000 Bank of China Ltd - H 3,162
214,800 Bank of Communications Co Ltd - A 225
804,000 Bank of Communications Co Ltd - H 612
29,400 Bank of Hangzhou Co Ltd 59
94,880 Bank of Jiangsu Co Ltd 113
44,300 Bank of Nanjing Co Ltd 69
33,500 Bank of Ningbo Co Ltd 121
45,122 Bank of Shanghai Co Ltd 51
51,400 Bank of Suzhou Co Ltd 59
834,005 Baoshan Iron & Steel Co Ltd 821
262,700 (b) BeiGene Ltd 4,617
44,600 Beijing Enlight Media Co Ltd 56
48,500 Beijing Enterprises Holdings Ltd 172
342,000 Beijing Enterprises Water Group Ltd 106
2,179 Beijing Kingsoft Office Software, Inc 82
23,500 Beijing New Building Materials plc 110
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 12
812 Beijing Roborock Technology Co Ltd 32
9,600 Beijing Tiantan Biological Products Corp Ltd 34
6,900 Beijing Tongrentang Co Ltd 41
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 59
51,800 Beijing Yanjing Brewery Co Ltd 82
250,100 Beijing-Shanghai High Speed Railway Co Ltd 214
4,480 Bethel Automotive Safety Systems Co Ltd 31
18,900 (b) Bilibili, Inc 435
1,770 Bloomage Biotechnology Corp Ltd 18
18,700 (c) BOC Aviation Ltd 155
820,000 BOC Hong Kong Holdings Ltd 2,598
14,900 BOC International China Co Ltd 27
240,600 BOE Technology Group Co Ltd 152
968,000 Bosideng International Holdings Ltd 551
24,700 BYD Co Ltd 1,066
229,500 BYD Co Ltd (H shares) 8,188
65,000 BYD Electronic International Co Ltd 269
11,960 By-health Co Ltd 25
175,000 (a) C&D International Investment Group Ltd 376
30,030 Caitong Securities Co Ltd 37
2,274 (b) Cambricon Technologies Corp Ltd 93
5,731 Cathay Biotech, Inc 38
982,000 (c) CGN Power Co Ltd 377
326,400 CGN Power Co Ltd 209
2,000 Changchun High & New Technology Industry Group, Inc 31
24,000 Changjiang Securities Co Ltd 24
1,600 Changzhou Xingyu Automotive Lighting Systems Co Ltd 34
10,100 Chaozhou Three-Circle Group Co Ltd 53
5,500 Chifeng Jilong Gold Mining Co Ltd 16
7,823,000 China Citic Bank 4,966
536,000 China Coal Energy Co 664
224,000 China Communications Services Corp Ltd 120
73,000 China Construction Bank Corp - A 82
20,654,000 China Construction Bank Corp - H 15,402
61,000 China CSSC Holdings Ltd 362
75,900 (b) China Eastern Airlines Corp Ltd 44
329,900 China Energy Engineering Corp Ltd 113
231,800 China Everbright Bank Co Ltd - A 118
407,000 China Everbright Bank Co Ltd - H 138
830,000 (c) China Feihe Ltd 623
1,438,500 China Galaxy Securities Co Ltd 1,330
41,200 China Galaxy Securities Co Ltd (Class A) 89
228,400 China Gas Holdings Ltd 211

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
9,100 China Great Wall Securities Co Ltd $ 12
6,400 China Greatwall Technology Group Co Ltd 9
242,000 China Hongqiao Group Ltd 397
343,600 China Insurance International Holdings Co Ltd 547
124,400 (c) China International Capital Corp Ltd 219
9,100 China International Capital Corp Ltd 49
19,429 China Jushi Co Ltd 32
1,695,000 China Life Insurance Co Ltd 3,338
42,000 China Life Insurance Co Ltd (Class A) 261
31,800 (b),(c) China Literature Ltd 130
281,000 China Longyuan Power Group Corp Ltd 252
262,000 China Mengniu Dairy Co Ltd 615
1,806,500 China Merchants Bank Co Ltd 8,754
1,384,190 China Merchants Bank Co Ltd (Class A) 7,314
176,900 China Merchants Energy Shipping Co Ltd 202
90,300 China Merchants Expressway Network & Technology Holdings Co Ltd 162
117,426 China Merchants Holdings International Co Ltd 186
36,020 China Merchants Securities Co Ltd 99
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 224
157,800 China Minsheng Banking Corp Ltd - A 90
633,300 China Minsheng Banking Corp Ltd - H 257
660,000 China Molybdenum Co Ltd 637
234,000 China Molybdenum Co Ltd (Class A) 285
392,000 China National Building Material Co Ltd 170
32,900 China National Chemical Engineering Co Ltd 38
6,100 China National Medicines Corp Ltd 30
94,300 China National Nuclear Power Co Ltd 149
16,200 China Northern Rare Earth Group High-Tech Co Ltd 47
586,000 China Oilfield Services Ltd 538
808,435 China Overseas Land & Investment Ltd 1,620
98,600 China Pacific Insurance Group Co Ltd - A 542
603,200 China Pacific Insurance Group Co Ltd - H 2,136
413,000 China Power International Development Ltd 196
102,500 China Railway Group Ltd - A 95
353,000 China Railway Group Ltd - H 183
59,748 China Railway Signal & Communication Corp Ltd 53
7,700 China Rare Earth Resources And Technology Co Ltd 31
138,000 China Resources Beer Holdings Company Ltd 591
82,300 China Resources Gas Group Ltd 329
754,336 China Resources Land Ltd 2,714
5,871 China Resources Microelectronics Ltd 39
158,800 (c) China Resources Mixc Lifestyle Services Ltd 698
175,500 (c) China Resources Pharmaceutical Group Ltd 135
162,000 China Resources Power Holdings Co 437
6,110 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 41
1,432,000 (a),(b) China Ruyi Holdings Ltd 414
108,700 China Shenhua Energy Co Ltd - A 670
792,000 China Shenhua Energy Co Ltd - H 3,527
126,000 (a) China Shipping Development Co Ltd 153
46,700 (b) China Southern Airlines Co Ltd (Class A) 43
224,800 China State Construction Engineering Corp Ltd 196
162,000 China State Construction International Holdings Ltd 251
380,500 China Three Gorges Renewables Group Co Ltd 262
24,925 China Tourism Group Duty Free Corp Ltd 270
3,912,000 (c) China Tower Corp Ltd 514
546,000 (a) China Vanke Co Ltd 514
136,300 China Vanke Co Ltd (Class A) 186
80,500 China XD Electric Co Ltd 100
129,300 China Yangtze Power Co Ltd 554
67,540 China Zheshang Bank Co Ltd 28
5,000 Chongqing Brewery Co Ltd 49
17,154 Chongqing Changan Automobile Co Ltd 36

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
231,700 Chongqing Rural Commercial Bank Co Ltd $ 179
10,950 Chongqing Zhifei Biological Products Co Ltd 52
508,600 Chow Tai Fook Jewellery Group Ltd 564
540,000 Citic Pacific Ltd 628
48,300 Citic Pacific Special Steel Group Co Ltd 93
628,774 CITIC Securities Co Ltd 1,636
64,870 CITIC Securities Co Ltd (Class A) 248
4,420 CNGR Advanced Material Co Ltd 25
182,700 CNOOC Energy Technology & Services Ltd 118
135,800 CNPC Capital Co Ltd 141
119,680 Contemporary Amperex Technology Co Ltd 4,206
147,500 COSCO SHIPPING Development Co Ltd 55
83,800 COSCO SHIPPING Energy Transportation Co Ltd 188
190,560 COSCO SHIPPING Holdings Co Ltd - A 423
641,650 COSCO SHIPPING Holdings Co Ltd - H 1,072
2,908,000 (a),(b),(d) Country Garden Holdings Co Ltd 91
18,800 CSC Financial Co Ltd 71
7,680 CSPC Innovation Pharmaceutical Co Ltd 33
700,880 CSPC Pharmaceutical Group Ltd 537
93,600 Daqin Railway Co Ltd 91
209,600 Datang International Power Generation Co Ltd 88
6,200 Dong-E-E-Jiao Co Ltd 54
39,000 Dongfang Electric Corp Ltd 87
11,300 Dongxing Securities Co Ltd 17
79,006 East Money Information Co Ltd 225
4,500 Eastroc Beverage Group Co Ltd 173
5,000 Ecovacs Robotics Co Ltd 36
1,800 Empyrean Technology Co Ltd 24
66,700 ENN Energy Holdings Ltd 501
35,900 ENN Natural Gas Co Ltd 105
3,600 Eoptolink Technology, Inc Ltd 67
8,770 Eve Energy Co Ltd 60
21,000 Everbright Securities Co Ltd 57
30,895 (b) Everdisplay Optronics Shanghai Co Ltd 11
72,000 Far East Horizon Ltd 53
24,200 FAW Jiefang Group Co Ltd 32
8,600 Flat Glass Group Co Ltd 25
89,100 Focus Media Information Technology Co Ltd 89
56,122 Foshan Haitian Flavouring & Food Co Ltd 380
725,000 Fosun International 462
38,800 Founder Securities Co Ltd 51
66,500 Foxconn Industrial Internet Co Ltd 237
2,700 Fu Jian Anjoy Foods Co Ltd 38
25,800 Fuyao Glass Industry Group Co Ltd - A 214
139,000 (c) Fuyao Glass Industry Group Co Ltd - H 934
4,305 GalaxyCore, Inc 9
7,920 Ganfeng Lithium Group Co Ltd 38
1,805,000 (b) GCL Technology Holdings Ltd 322
90,000 GD Power Development Co Ltd 70
202,400 (b) GDS Holdings Ltd (ADR) 4,129
1,339,000 Geely Automobile Holdings Ltd 2,054
45,800 GEM Co Ltd 46
92,000 (a),(b) Genscript Biotech Corp 163
31,000 GF Securities Co Ltd (Class A) 73
69,800 (c) Giant Biogene Holding Co ltd 452
3,312 GigaDevice Semiconductor, Inc 41
3,900 Ginlong Technologies Co Ltd 46
16,600 GoerTek, Inc 53
8,555 Gongniu Group Co Ltd 101
6,800 Gotion High-tech Co Ltd 22
27,800 Great Wall Motor Co Ltd 119
529,500 Great Wall Motor Co Ltd 973

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
14,200 Gree Electric Appliances, Inc of Zhuhai $ 96
19,700 GRG Banking Equipment Co Ltd 33
23,500 Guangdong Haid Group Co Ltd 160
252,000 Guangdong Investments Ltd 168
245,100 Guanghui Energy Co Ltd 250
111,200 Guangzhou Automobile Group Co Ltd 139
960,000 (a) Guangzhou Automobile Group Co Ltd - H 374
39,400 Guangzhou Baiyun International Airport Co Ltd 58
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 46
9,600 Guangzhou Haige Communications Group, Inc Co 14
21,800 Guangzhou Tinci Materials Technology Co Ltd 57
12,200 Guolian Securities Co Ltd 22
28,300 Guosen Securities Co Ltd 47
41,000 (d) Guotai Junan Securities Co Ltd 86
25,790 Guoyuan Securities Co Ltd 32
400,000 (c) Haidilao International Holding Ltd 957
30,300 Haier Smart Home Co Ltd 137
208,800 Haier Smart Home Co Ltd 818
255,800 (b) Hainan Airlines Holding Co Ltd 47
98,200 (b) Hainan Airport Infrastructure Co Ltd 53
156,000 Haitian International Holdings Ltd 498
263,600 (a),(d) Haitong Securities Co Ltd 123
53,100 (d) Haitong Securities Co Ltd (Class A) 66
13,100 Hang Zhou Great Star Industrial Co Ltd 58
9,305 Hangzhou First Applied Material Co Ltd 23
6,900 Hangzhou Silan Microelectronics Co Ltd 22
1,800 Hangzhou Tigermed Consulting Co Ltd - A 18
100,000 (c) Hansoh Pharmaceutical Group Co Ltd 267
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 74
12,500 Heilongjiang Agriculture Co Ltd 26
46,600 Henan Shenhuo Coal & Power Co Ltd 131
41,000 Henan Shuanghui Investment & Development Co Ltd 158
169,000 Hengan International Group Co Ltd 577
106,680 Hengli Petrochemical Co Ltd 237
11,400 Hengtong Optic-electric Co Ltd 27
49,430 Hengyi Petrochemical Co Ltd 49
15,500 Hisense Home Appliances Group Co Ltd 78
87,000 (a) Hisense Kelon Electrical Holdings Co Ltd 320
21,000 Hisense Visual Technology Co Ltd 66
2,800 Hithink RoyalFlush Information Network Co Ltd 76
104,700 HLA Corp Ltd 112
6,400 Hoshine Silicon Industry Co Ltd 54
47,000 (c) Hua Hong Semiconductor Ltd 125
41,700 Huadian Power International Corp Ltd (Class A) 35
9,740 Huadong Medicine Co Ltd 48
52,800 Huafon Chemical Co Ltd 63
7,000 Huagong Tech Co Ltd 35
63,700 Huaibei Mining Holdings Co Ltd 163
9,360 Hualan Biological Engineering, Inc 24
99,600 Huaneng Lancang River Hydropower, Inc 163
44,300 Huaneng Power International, Inc - A 48
374,000 Huaneng Power International, Inc - H 228
116,200 (c) Huatai Securities Co Ltd 186
15,500 Huatai Securities Co Ltd (Class A) 38
49,500 Huaxia Bank Co Ltd 52
46,700 Huayu Automotive Systems Co Ltd 118
16,983 Huazhu Group Ltd (ADR) 632
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 21
5,800 Huizhou Desay Sv Automotive Co Ltd 98
9,500 Humanwell Healthcare Group Co Ltd 28
124,800 Hunan Valin Steel Co Ltd 83
8,412 Hundsun Technologies, Inc 27

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
1,048 Hwatsing Technology Co Ltd $ 24
11,443 Hygon Information Technology Co Ltd 167
23,431 (a),(b) iClick Interactive Asia Group Ltd (ADR) 77
12,800 Iflytek Co Ltd 81
1,260 Imeik Technology Development Co Ltd 42
329,900 Industrial & Commercial Bank of China Ltd - A 289
14,409,000 Industrial & Commercial Bank of China Ltd - H 8,491
105,200 Industrial Bank Co Ltd 287
40,790 Industrial Securities Co Ltd 39
2,700 Ingenic Semiconductor Co Ltd 25
228,300 Inner Mongolia BaoTou Steel Union Co Ltd 56
57,600 Inner Mongolia Dian Tou Energy Corp Ltd 161
193,100 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 126
93,900 Inner Mongolia Yili Industrial Group Co Ltd 386
289,400 Inner Mongolia Yitai Coal Co 617
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 54
515,000 (b),(c) Innovent Biologics, Inc 3,089
8,800 Inspur Electronic Information Industry Co Ltd 52
37,153 (b) iQIYI, Inc (ADR) 106
14,250 Isoftstone Information Technology Group Co Ltd 104
42,300 JA Solar Technology Co Ltd 81
12,700 JCHX Mining Management Co Ltd 90
92,550 (b),(c) JD Health International, Inc 404
483,500 (b),(c) JD Logistics, Inc 851
1,972,155 JD.com, Inc 39,557
53,900 Jiangsu Eastern Shenghong Co Ltd 71
134,000 Jiangsu Express 135
16,804 Jiangsu Hengli Hydraulic Co Ltd 150
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 242
16,400 Jiangsu King's Luck Brewery JSC Ltd 119
5,500 Jiangsu Nhwa Pharmaceutical Co Ltd 21
35,900 Jiangsu Phoenix Publishing & Media Corp Ltd 61
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 250
3,900 Jiangsu Yangnong Chemical Co Ltd 34
6,400 Jiangsu Yoke Technology Co Ltd 56
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 28
47,500 Jiangsu Zhongtian Technology Co Ltd 104
97,000 Jiangxi Copper Co Ltd 195
11,158 Jiangxi Copper Co Ltd (Class A) 38
57,600 Jinduicheng Molybdenum Co Ltd 97
31,018 Jinko Solar Co Ltd 39
21,257 Jointown Pharmaceutical Group Co Ltd 17
19,900 Juneyao Airlines Co Ltd 38
59,100 Kanzhun Ltd (ADR) 1,026
52,700 KE Holdings, Inc (ADR) 1,049
229,000 (b) Kingdee International Software Group Co Ltd 258
79,600 Kingsoft Corp Ltd 298
492,900 (b),(c) Kuaishou Technology 3,387
27,100 (b) Kuang-Chi Technologies Co Ltd 96
6,500 Kunlun Tech Co Ltd 34
15,697 Kweichow Moutai Co Ltd 3,847
33,700 LB Group Co Ltd 99
664,000 Lenovo Group Ltd 890
22,700 Lens Technology Co Ltd 66
1,300 Lepu Medical Technology Beijing Co Ltd 2
272,100 (b) Li Auto, Inc 3,499
192,500 Li Ning Co Ltd 473
114,600 Liaoning Port Co Ltd 24
23,300 Lingyi iTech Guangdong Co 25
2,100 Livzon Pharmaceutical Group, Inc 12
470,500 (c) Longfor Group Holdings Ltd 887
40,213 LONGi Green Energy Technology Co Ltd 100

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
99,409 Luxshare Precision Industry Co Ltd $ 610
20,800 Luzhou Laojiao Co Ltd 436
25,790 Mango Excellent Media Co Ltd 96
2,172 Maxscend Microelectronics Co Ltd 29
59,600 Meihua Holdings Group Co Ltd 92
1,023,090 (b),(c) Meituan 21,726
85,700 Metallurgical Corp of China Ltd 40
51,900 Midea Group Co Ltd 559
87,000 (a) MINISO Group Holding Ltd 388
1,056,000 (b) MMG Ltd 367
4,822 Montage Technology Co Ltd 46
75,844 Muyuan Foods Co Ltd 496
91,000 Nanjing Iron & Steel Co Ltd 63
18,200 Nanjing Securities Co Ltd 25
117,952 NARI Technology Co Ltd 460
13,128 National Silicon Industry Group Co Ltd 35
2,500 NAURA Technology Group Co Ltd 130
975,395 NetEase, Inc 18,220
30,800 New China Life Insurance Co Ltd - A 200
224,700 New China Life insurance Co Ltd - H 694
50,700 (b) New Hope Liuhe Co Ltd 75
123,940 New Oriental Education & Technology Group, Inc 946
7,500 Ninestar Corp 32
7,304 Ningbo Deye Technology Co Ltd 105
8,100 Ningbo Joyson Electronic Corp 20
8,800 Ningbo Orient Wires & Cables Co Ltd 69
23,200 Ningbo Sanxing Medical Electric Co Ltd 115
17,835 Ningbo Tuopu Group Co Ltd 116
129,600 Ningxia Baofeng Energy Group Co Ltd 319
294,230 (a),(b) NIO, Inc 1,983
462,200 (c) Nongfu Spring Co Ltd 1,991
178,100 Offshore Oil Engineering Co Ltd 147
20,900 (b) OFILM Group Co Ltd 29
5,840 Oppein Home Group, Inc 51
46,728 Orient Securities Co Ltd 73
119,700 (b) Pangang Group Vanadium Titanium & Resources Co Ltd 50
394,255 (b) PDD Holdings, Inc (ADR) 53,150
2,487,000 People's Insurance Co Group of China Ltd 1,178
206,300 People's Insurance Co Group of China Ltd (Class A) 217
7,425 Pharmaron Beijing Co Ltd - A 32
1,604,000 PICC Property & Casualty Co Ltd 2,374
94,200 Ping An Bank Co Ltd 162
1,484,203 Ping An Insurance Group Co of China Ltd 9,320
146,800 Ping An Insurance Group Co of China Ltd (Class A) 1,181
73,400 Pingdingshan Tianan Coal Mining Co Ltd 114
1,360 Piotech, Inc 28
170,600 Poly Developments and Holdings Group Co Ltd 263
121,800 (c) Pop Mart International Group Ltd 823
161,100 Postal Savings Bank of China Co Ltd - A 120
694,000 (c) Postal Savings Bank of China Co Ltd - H 410
73,900 Power Construction Corp of China Ltd 59
56,500 (b) Qinghai Salt Lake Industry Co Ltd 148
20,100 Range Intelligent Computing Technology Group Co Ltd 91
1,600 Rockchip Electronics Co Ltd 15
126,850 Rongsheng Petrochemical Co Ltd 186
147,700 SAIC Motor Corp Ltd 306
31,700 Sailun Group Co Ltd 72
25,400 Sanan Optoelectronics Co Ltd 45
108,000 Sany Heavy Industry Co Ltd 288
45,573 Satellite Chemical Co Ltd 120
28,600 SDIC Capital Co Ltd 33
44,200 SDIC Power Holdings Co Ltd 107

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
20,100 (b) Seres Group Co Ltd $ 256
26,600 SF Holding Co Ltd 168
2,437 SG Micro Corp 33
163,300 Shaanxi Coal Industry Co Ltd 635
109,700 Shan XI Hua Yang Group New Energy Co Ltd 131
17,320 Shandong Gold Mining Co Ltd - A 72
67,250 (c) Shandong Gold Mining Co Ltd - H 150
12,000 Shandong Himile Mechanical Science & Technology Co Ltd 79
37,950 Shandong Hualu Hengsheng Chemical Co Ltd 140
11,800 Shandong Linglong Tyre Co Ltd 34
57,200 Shandong Nanshan Aluminum Co Ltd 35
43,600 Shandong Sun Paper Industry JSC Ltd 93
198,400 Shandong Weigao Group Medical Polymer Co Ltd 143
78,643 Shanghai Baosight Software Co Ltd 134
8,298 Shanghai Baosight Software Co Ltd 39
238,600 Shanghai Electric Group Co Ltd 153
15,300 Shanghai Electric Power Co Ltd 21
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 33
638 Shanghai Friendess Electronic Technology Corp Ltd 19
8,700 Shanghai International Airport Co Ltd 47
22,500 Shanghai International Port Group Co Ltd 21
1,880 Shanghai Lingang Holdings Corp Ltd 3
9,700 Shanghai M&G Stationery, Inc 49
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 49
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 113
139,700 Shanghai Pudong Development Bank Co Ltd 199
21,136 Shanghai Putailai New Energy Technology Co Ltd 45
21,200 Shanghai RAAS Blood Products Co Ltd 24
150,300 Shanghai Rural Commercial Bank Co Ltd 159
3,921 Shanghai United Imaging Healthcare Co Ltd 71
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 73
36,000 Shanxi Coal International Energy Group Co Ltd 71
65,579 Shanxi Lu'an Environmental Energy Development Co Ltd 163
16,380 Shanxi Xinghuacun Fen Wine Factory Co Ltd 503
113,170 Shanxi Xishan Coal & Electricity Power Co Ltd 153
46,300 Shenergy Co Ltd 56
9,700 Shengyi Technology Co Ltd 29
1,280 Shennan Circuits Co Ltd 20
116,200 Shenwan Hongyuan Group Co Ltd 94
9,280 Shenzhen Capchem Technology Co Ltd 53
28,300 Shenzhen Energy Group Co Ltd 28
2,700 Shenzhen Goodix Technology Co Ltd 27
17,100 Shenzhen Inovance Technology Co Ltd 151
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 256
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 37
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 30
5,873 Shenzhen Transsion Holdings Co Ltd 90
8,500 Shenzhen YUTO Packaging Technology Co Ltd 31
183,500 Shenzhou International Group Holdings Ltd 1,625
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 21
23,700 Sichuan Chuantou Energy Co Ltd 64
8,500 Sichuan Kelun Pharmaceutical Co Ltd 38
107,100 Sichuan Road and Bridge Group Co Ltd 107
12,100 Sieyuan Electric Co Ltd 127
27,000 Silergy Corp 398
18,700 Sinolink Securities Co Ltd 26
46,300 Sinoma International Engineering Co 75
118,800 Sinopharm Group Co Ltd 313
168,500 Sinotruk Hong Kong Ltd 506
400,000 (a),(c) Smoore International Holdings Ltd 657
28,262 SooChow Securities Co Ltd 34

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
29,700 Southwest Securities Co Ltd $ 20
4,500 Spring Airlines Co Ltd 39
27,440 Sungrow Power Supply Co Ltd 384
58,700 Sunny Optical Technology Group Co Ltd 425
12,100 Sunwoda Electronic Co Ltd 37
7,800 Suzhou Dongshan Precision Manufacturing Co Ltd 26
3,224 Suzhou Maxwell Technologies Co Ltd 48
3,220 Suzhou TFC Optical Communication Co Ltd 46
34,000 (b) TAL Education Group (ADR) 403
92,660 TBEA Co Ltd 192
262,510 TCL Technology Group Corp 170
18,375 TCL Zhonghuan Renewable Energy Technology Co Ltd 27
2,127,900 Tencent Holdings Ltd 118,322
1,151,406 Tencent Music Entertainment Group (ADR) 13,874
127,900 Tian Di Science & Technology Co Ltd 118
71,700 Tianqi Lithium Corp 355
51,600 Tianshan Aluminum Group Co Ltd 62
23,400 Tianshui Huatian Technology Co Ltd 31
490,000 Tingyi Cayman Islands Holding Corp 703
102,000 Tongcheng Travel Holdings Ltd 256
6,900 TongFu Microelectronics Co Ltd 22
20,800 Tongkun Group Co Ltd 40
264,900 Tongling Nonferrous Metals Group Co Ltd 144
60,700 Tongwei Co Ltd 195
689,000 (c) Topsports International Holdings Ltd 300
246,000 Travelsky Technology Ltd 361
9,731 Trina Solar Co Ltd 31
242,700 (b) Trip.com Group Ltd 14,603
146,000 Tsingtao Brewery Co Ltd 1,132
9,800 Tsingtao Brewery Co Ltd (Class A) 108
4,099 Unigroup Guoxin Microelectronics Co Ltd 36
15,200 Unisplendour Corp Ltd 52
5,000 Universal Scientific Industrial Shanghai Co Ltd 11
11,700 Victory Giant Technology Huizhou Co Ltd 66
198,847 Vipshop Holdings Ltd (ADR) 3,128
31,900 (b) Wanda Film Holding Co Ltd 56
45,200 Wanhua Chemical Group Co Ltd 581
1,121,000 Want Want China Holdings Ltd 770
171,000 Weichai Power Co Ltd 313
41,500 Weichai Power Co Ltd (Class A) 93
9,580 Weihai Guangwei Composites Co Ltd 45
94,875 Wens Foodstuffs Group Co Ltd 271
16,000 Western Mining Co Ltd 43
26,400 Western Securities Co Ltd 32
7,014 Western Superconducting Technologies Co Ltd 46
201,284 Will Semiconductor Co Ltd 3,045
6,700 Wingtech Technology Co Ltd 31
459,900 Wintime Energy Group Co Ltd 87
14,574 Wuhan Guide Infrared Co Ltd 15
19,400 Wuliangye Yibin Co Ltd 444
8,410 WUS Printed Circuit Kunshan Co Ltd 48
13,016 WuXi AppTec Co Ltd - A 96
30,185 (c) WuXi AppTec Co Ltd - H 209
1,627,500 (b),(c) Wuxi Biologics Cayman, Inc 3,598
159,600 XCMG Construction Machinery Co Ltd 176
63,500 Xiamen C & D, Inc 92
26,600 Xiamen Tungsten Co Ltd 79
1,255,800 (b),(c) Xiaomi Corp 3,537
7,856 Xinjiang Daqo New Energy Co Ltd 29
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 76
418,509 Xinyi Solar Holdings Ltd 222
267,300 (a),(b) XPeng, Inc 1,649

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
284,000 (c) Yadea Group Holdings Ltd $ 501
27,100 Yantai Jereh Oilfield Services Group Co Ltd 127
791,600 (a) Yanzhou Coal Mining Co Ltd 1,114
94,055 Yanzhou Coal Mining Co Ltd (Class A) 223
6,370 Yealink Network Technology Corp Ltd 38
15,088 Yifeng Pharmacy Chain Co Ltd 54
17,700 Yihai Kerry Arawana Holdings Co Ltd 89
36,820 Yintai Gold Co Ltd 97
17,959 Yonyou Network Technology Co Ltd 29
22,100 Youngor Group Co Ltd 25
16,800 YTO Express Group Co Ltd 42
32,021 Yum China Holdings, Inc 1,442
19,100 Yunnan Aluminium Co Ltd 40
8,900 Yunnan Baiyao Group Co Ltd 77
114,300 Yunnan Chihong Zinc&Germanium Co Ltd 92
8,400 Yunnan Energy New Material Co Ltd 40
47,200 Yunnan Tin Co Ltd 108
42,600 Yunnan Yuntianhua Co Ltd 136
30,800 Zangge Mining Co Ltd 125
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 102
129,500 Zhaojin Mining Industry Co Ltd 228
98,220 (b) Zhejiang Century Huatong Group Co Ltd 58
44,100 Zhejiang China Commodities City Group Co Ltd 60
23,700 Zhejiang Chint Electrics Co Ltd 76
19,900 Zhejiang Dahua Technology Co Ltd 48
6,460 Zhejiang Dingli Machinery Co Ltd 54
179,880 Zhejiang Expressway Co Ltd 125
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 26
7,093 Zhejiang Huayou Cobalt Co Ltd 29
6,400 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 29
39,200 Zhejiang Juhua Co Ltd 123
114,600 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 483
55,900 Zhejiang Longsheng Group Co Ltd 83
16,304 Zhejiang NHU Co Ltd 52
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 83
2,937 Zhejiang Supcon Technology Co Ltd 21
5,600 Zhejiang Supor Co Ltd 47
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 76
18,590 Zhejiang Weiming Environment Protection Co Ltd 57
19,800 Zhejiang Weixing New Building Materials Co Ltd 42
208,600 Zhejiang Zheneng Electric Power Co Ltd 199
45,500 Zhengzhou Yutong Bus Co Ltd 170
18,500 Zheshang Securities Co Ltd 38
16,380 Zhongji Innolight Co Ltd 362
35,600 Zhongjin Gold Corp Ltd 76
215,000 Zhongsheng Group Holdings Ltd 390
23,100 Zhongtai Securities Co Ltd 24
9,447 Zhuzhou CRRC Times Electric Co Ltd 71
41,200 Zhuzhou CSR Times Electric Co Ltd 161
1,416,000 Zijin Mining Group Co Ltd 3,161
605,150 Zijin Mining Group Co Ltd (Class A) 1,538
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 100
22,200 ZTE Corp 98
62,200 ZTE Corp (Class H) 159
35,000 ZTO Express Cayman, Inc 874
TOTAL CHINA 636,277
COLOMBIA - 0.0%
20,180 BanColombia S.A. 174
39,744 BanColombia S.A. (Preference) 313

SHARES DESCRIPTION VALUE (000)
COLOMBIA (continued)
94,944 Interconexion Electrica S.A. ESP $ 386
TOTAL COLOMBIA 873
CZECH REPUBLIC - 0.0%
38,793 CEZ AS 1,508
5,945 Komercni Banka AS 209
15,414 (c) Moneta Money Bank AS 76
TOTAL CZECH REPUBLIC 1,793
DENMARK - 1.3%
109,774 Carlsberg AS (Class B) 13,071
587,623 Danske Bank AS 17,675
1,111,282 GN Store Nord 24,764
2,324,015 Novo Nordisk A.S. 275,655
52,000 Novo Nordisk A.S. (ADR) 6,192
489,020 (b) Zealand Pharma AS 59,500
TOTAL DENMARK 396,857
EGYPT - 0.0%
189,952 Commercial International Bank 332
353,767 Eastern Tobacco 191
191,796 Talaat Moustafa Group 253
TOTAL EGYPT 776
FINLAND - 0.1%
342,265 Sampo Oyj 15,963
TOTAL FINLAND 15,963
FRANCE - 1.6%
761,552 Airbus SE 111,458
45,956 Arkema 4,377
1,136,878 AXA S.A. 43,766
656,522 BNP Paribas S.A. 45,052
142,638 Essilor International S.A. 33,794
8,754 Gecina S.A. 1,008
11,780 ICADE 349
119,041 Kering 34,266
103,546 L'Oreal S.A. 46,444
89,091 LVMH Moet Hennessy Louis Vuitton S.A. 68,322
995,399 Orange S. A. 11,400
9,267 Pernod-Ricard S.A. 1,402
222,455 Safran S.A. 52,349
261,967 (a) Total S.A. 17,011
733,030 Veolia Environnement 24,134
TOTAL FRANCE 495,132
GERMANY - 1.5%
48,344 Allianz AG. 15,901
656,842 Aroundtown S.A. 2,069
306,034 Beiersdorf AG. 46,064
697,862 (b) Borussia Dortmund GmbH & Co KGaA 2,840
159,119 Brenntag SE 11,877
40,008 (c) Covestro AG. 2,493
105,213 Deutsche Boerse AG. 24,701
680,780 Deutsche Telekom AG. 19,994
205,976 Dr ING hc F Porsche AG. 16,460
370,165 E.ON AG. 5,512
475,181 HeidelbergCement AG. 51,766
15,322 LEG Immobilien SE 1,604
1,015 OSRAM Licht AG. 57
2,010,208 RWE AG. 73,238
220,317 SAP AG. 50,394
588,197 Siemens AG. 118,997
155,563 Vonovia SE 5,679
TOTAL GERMANY 449,646
GREECE - 0.0%
176,388 Alpha Services and Holdings S.A. 306

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
GREECE (continued)
221,030 Eurobank Ergasias Services and Holdings S.A. $ 506
5,760 (b),(d) FF Group 0 ^
44,866 Hellenic Telecommunications Organization S.A. 774
26,156 JUMBO S.A. 749
8,185 Mytilineos Holdings S.A. 322
66,203 National Bank of Greece S.A. 566
43,769 OPAP S.A. 778
87,925 Piraeus Financial Holdings S.A. 374
45,255 Public Power Corp 607
TOTAL GREECE 4,982
HONG KONG - 0.2%
2,510,500 AIA Group Ltd 21,924
738,100 ASM Pacific Technology 8,973
129,000 Bank of East Asia Ltd 166
219,000 (a) Cathay Pacific Airways Ltd 234
872,000 Hang Lung Properties Ltd 840
169,500 Hang Seng Bank Ltd 2,109
325,000 Henderson Land Development Co Ltd 1,029
262,182 Hong Kong Exchanges and Clearing Ltd 10,710
547,100 Hongkong Land Holdings Ltd 2,010
394,839 Link REIT 1,968
380,000 (a) New World Development Co Ltd 466
32,500 Orient Overseas International Ltd 457
601,605 Prudential plc 5,581
866,250 Sino Biopharmaceutical Ltd 409
331,000 Sun Hung Kai Properties Ltd 3,586
269,000 Wharf Real Estate Investment Co Ltd 940
TOTAL HONG KONG 61,402
HUNGARY - 0.0%
121,181 MOL Hungarian Oil & Gas plc 907
16,698 OTP Bank Rt 873
44,226 Richter Gedeon Rt 1,362
TOTAL HUNGARY 3,142
INDIA - 1.7%
12,209 ABB Ltd India 1,173
32,829 Adani Enterprises Ltd 1,227
69,110 (b) Adani Green Energy Ltd 1,567
119,247 Adani Ports & Special Economic Zone Ltd 2,059
171,448 (b) Adani Power Ltd 1,342
138,501 Ambuja Cements Ltd 1,044
37,003 APL Apollo Tubes Ltd 698
54,217 Apollo Hospitals Enterprise Ltd 4,660
325,991 Ashok Leyland Ltd 915
84,041 Asian Paints Ltd 3,341
30,132 Astral Ltd 716
30,187 (c) AU Small Finance Bank Ltd 266
21,109 Aurobindo Pharma Ltd 368
35,628 (b),(c) Avenue Supermarts Ltd 2,166
1,091,548 Axis Bank Ltd 16,048
14,900 Bajaj Auto Ltd 2,194
22,409 Bajaj Finance Ltd 2,059
30,196 Bajaj Finserv Ltd 711
5,777 Bajaj Holdings & Investment Ltd 724
16,494 Balkrishna Industries Ltd 600
87,407 Bank of Baroda 258
819,847 Bharat Electronics Ltd 2,793
56,413 Bharat Forge Ltd 1,019
240,265 Bharat Heavy Electricals Ltd 800
345,336 Bharat Petroleum Corp Ltd 1,522
541,442 Bharti Airtel Ltd 11,038
1,546 Bosch Ltd 695
24,041 Britannia Industries Ltd 1,819

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
21,010 Cadila Healthcare Ltd $ 268
418,229 Canara Bank 556
51,080 CG Power & Industrial Solutions Ltd 462
33,887 Cholamandalam Investment and Finance Co Ltd 650
170,371 Cipla Ltd 3,366
424,996 Coal India Ltd 2,583
31,285 Colgate-Palmolive India Ltd 1,420
55,895 Container Corp Of India Ltd 612
31,015 Cummins India Ltd 1,410
114,849 Dabur India Ltd 856
19,839 Divi's Laboratories Ltd 1,289
6,051 Dixon Technologies India Ltd 996
168,676 DLF Ltd 1,800
26,467 Dr Reddy's Laboratories Ltd 2,131
29,562 Eicher Motors Ltd 1,773
536,749 GAIL India Ltd 1,539
553,805 (b) GMR Infrastructure Ltd 622
90,464 Godrej Consumer Products Ltd 1,502
26,012 (b) Godrej Properties Ltd 981
58,894 Grasim Industries Ltd 1,963
55,161 Havells India Ltd 1,325
344,470 HCL Technologies Ltd 7,379
8,202 (c) HDFC Asset Management Co Ltd 421
735,222 HDFC Bank Ltd 15,141
463,214 HDFC Bank Ltd (ADR) 28,979
211,824 (c) HDFC Life Insurance Co Ltd 1,815
26,814 Hero Honda Motors Ltd 1,828
357,384 Hindalco Industries Ltd 3,230
45,105 Hindustan Aeronautics Ltd 2,380
66,851 Hindustan Lever Ltd 2,360
216,399 Hindustan Petroleum Corp Ltd 1,135
1,167,465 ICICI Bank Ltd 17,717
52,052 (c) ICICI Lombard General Insurance Co Ltd 1,353
77,399 (c) ICICI Prudential Life Insurance Co Ltd 720
267,860 (b) IDFC First Bank Ltd 238
192,692 Indian Hotels Co Ltd 1,575
674,345 Indian Oil Corp Ltd 1,449
49,238 Indian Railway Catering & Tourism Corp Ltd 545
265,888 (b) Indus Towers Ltd 1,246
23,886 IndusInd Bank Ltd 412
15,359 Info Edge India Ltd 1,484
995,832 Infosys Technologies Ltd 22,244
38,847 (b),(c) InterGlobe Aviation Ltd 2,216
711,314 ITC Ltd 4,396
72,617 Jindal Stainless Ltd 685
29,560 Jindal Steel & Power Ltd 366
78,913 JSW Energy Ltd 690
188,686 JSW Steel Ltd 2,317
77,595 Jubilant Foodworks Ltd 631
88,788 Kotak Mahindra Bank Ltd 1,963
142,364 Larsen & Toubro Ltd 6,243
290,033 (c) LTIMindtree Ltd 21,607
19,566 Lupin Ltd 512
66,471 (c) Macrotech Developers Ltd 979
446,464 Mahindra & Mahindra Ltd 16,478
22,233 (b) Mankind Pharma Ltd 669
112,761 Marico Ltd 935
27,543 Maruti Suzuki India Ltd 4,349
152,296 Max Healthcare Institute Ltd 1,789
23,116 Mphasis Ltd 829
509 MRF Ltd 841
9,441 Muthoot Finance Ltd 229

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
74,039 Nestle India Ltd $ 2,377
698,140 NHPC Ltd 789
233,002 NMDC Ltd 681
973,790 NTPC Ltd 5,138
119,384 Oil India Ltd 827
3,163 Oracle Financial Services Software Ltd 432
1,343 Page Industries Ltd 687
64,180 (b) PB Fintech Ltd 1,237
23,961 Persistent Systems Ltd 1,558
177,403 Petronet LNG Ltd 724
43,432 Phoenix Mills Ltd 955
17,081 PI Industries Ltd 949
34,287 Pidilite Industries Ltd 1,376
437,260 Piramal Pharma Ltd 1,195
11,764 Polycab India Ltd 976
124,044 Power Finance Corp Ltd 723
1,051,096 Power Grid Corp of India Ltd 4,433
37,458 Prestige Estates Projects Ltd 824
187,690 Punjab National Bank 240
114,957 Rail Vikas Nigam Ltd 730
108,087 REC Ltd 716
2,268,161 Reliance Industries Ltd 79,801
16,366,050 (b) Reliance Strategic Investments Ltd 68,346
589,237 Samvardhana Motherson International Ltd 1,484
19,149 SBI Cards & Payment Services Ltd 177
98,514 (c) SBI Life Insurance Co Ltd 2,164
1,962 Shree Cement Ltd 616
22,757 Shriram Finance Ltd 973
20,042 Siemens India Ltd 1,732
6,062 Solar Industries India Ltd 834
85,461 (c) Sona Blw Precision Forgings Ltd 757
29,112 SRF Ltd 868
146,255 State Bank of India 1,373
324,400 Sun Pharmaceutical Industries Ltd 7,458
14,296 Sundaram Finance Ltd 898
14,446 Supreme Industries Ltd 917
2,078,542 (b) Suzlon Energy Ltd 1,983
26,229 Tata Communications Ltd 668
121,612 Tata Consultancy Services Ltd 6,192
130,712 Tata Consumer Products Ltd 1,866
2,744 Tata Elxsi Ltd 253
468,877 Tata Motors Ltd 5,446
321,072 Tata Power Co Ltd 1,846
812,402 Tata Steel Ltd 1,635
44,122 Tech Mahindra Ltd 831
9,269 Thermax Ltd 563
72,065 Titan Co Ltd 3,287
52,397 Torrent Pharmaceuticals Ltd 2,123
37,952 Torrent Power Ltd 850
40,081 Trent Ltd 3,626
23,025 Tube Investments of India Ltd 1,192
51,686 TVS Motor Co Ltd 1,751
25,670 Ultra Tech Cement Ltd 3,614
124,807 Union Bank of India 183
64,292 United Spirits Ltd 1,219
101,015 UPL Ltd 738
256,197 Varun Beverages Ltd 1,854
141,375 Vedanta Ltd 864
5,183,205 (b) Vodafone Idea Ltd 640
107,417 Wipro Ltd 694
1,161,716 (b) Yes Bank Ltd 312

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
1,445,732 (b) Zomato Ltd $ 4,706
TOTAL INDIA 519,202
INDONESIA - 0.2%
3,478,700 Adaro Energy Indonesia Tbk PT 876
1,433,200 (b) Amman Mineral Internasional PT 879
1,680,400 Astra International Tbk PT 560
12,619,400 Bank Central Asia Tbk PT 8,606
1,180,000 Bank Negara Indonesia Persero Tbk PT 417
97,844,593 Bank Rakyat Indonesia 32,001
5,912,326 Barito Pacific Tbk PT 409
1,713,100 Chandra Asri Pacific Tbk PT 959
1,537,300 Charoen Pokphand Indonesia Tbk PT 477
195,604,500 (b) GoTo Gojek Tokopedia Tbk PT 852
525,600 Indah Kiat Pulp & Paper Tbk PT 300
459,900 Indofood CBP Sukses Makmur Tbk PT 374
1,641,400 Kalbe Farma Tbk PT 187
758,249 (b) Merdeka Copper Gold Tbk PT 135
3,045,694 PT Bank Mandiri Persero Tbk 1,401
978,300 PT Indofood Sukses Makmur Tbk 456
1,547,900 PT Unilever Indonesia Tbk 225
133,500 PT United Tractors Tbk 240
4,248,900 Sumber Alfaria Trijaya Tbk PT 887
4,052,800 Telkom Indonesia Persero Tbk PT 802
TOTAL INDONESIA 51,043
IRELAND - 0.1%
5,070,012 AIB Group plc 29,042
428,877 Keywords Studios plc 13,968
TOTAL IRELAND 43,010
ISRAEL - 0.0%
251,752 Bank Hapoalim Ltd 2,523
322,121 Bank Leumi Le-Israel 3,155
258,072 Israel Discount Bank Ltd 1,446
31,084 Mizrahi Tefahot Bank Ltd 1,215
TOTAL ISRAEL 8,339
ITALY - 0.7%
421,320 (a) Amplifon S.p.A. 12,126
5,676,168 (a) Davide Campari-Milano NV 48,115
8,901,991 Enel S.p.A. 71,107
59,133 Ferrari NV 27,710
641,669 Moncler S.p.A 40,795
1,890,381 PRADA S.p.A 14,457
TOTAL ITALY 214,310
JAPAN - 6.0%
88,400 Acom Co Ltd 236
378 Activia Properties, Inc 859
1,485,300 Advantest Corp 69,855
300 Aeon Mall Co Ltd 4
980,400 (a) Aisin Seiki Co Ltd 10,894
10,108 All Nippon Airways Co Ltd 216
26,200 (a) Aozora Bank Ltd 490
1,819,200 Asahi Breweries Ltd 23,844
208,179 Asahi Kasei Corp 1,578
340,085 Central Japan Railway Co 7,853
37,900 (a) Century Leasing System, Inc 427
117,500 Chiba Bank Ltd 955
152,400 Chubu Electric Power Co, Inc 1,791
227,900 Concordia Financial Group Ltd 1,272
218,100 Daifuku Co Ltd 4,222
239,100 Dai-ichi Life Holdings, Inc 6,204
2,839,691 Daiichi Sankyo Co Ltd 93,802
96,531 Daikin Industries Ltd 13,549
8,000 (a) Daito Trust Construction Co Ltd 974

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
373 Daiwa House REIT Investment Corp $ 612
320,300 (a) Daiwa Securities Group, Inc 2,272
82,000 Disco Corp 21,601
426,558 East Japan Railway Co 8,465
20,300 Fast Retailing Co Ltd 6,735
38,100 Fukuoka Financial Group, Inc 987
11,717,620 (b) Hitachi Ltd 310,720
156,700 (b) Hoya Corp 21,703
179,900 Hulic Co Ltd 1,831
871 Hulic Reit, Inc 843
4,012,600 Infomart Corp 9,218
8 Invincible Investment Corp 3
472,200 (a) Itochu Corp 25,449
89,600 Japan Post Bank Co Ltd 841
349,300 Japan Post Holdings Co Ltd 3,349
49,800 Japan Post Insurance Co Ltd 915
4 Japan Retail Fund Investment Corp 3
144,000 Kansai Electric Power Co, Inc 2,386
321,300 KDDI Corp 10,294
305 Kenedix Realty Investment Corp 321
28,200 Kyoto Financial Group, Inc 437
205,700 Mebuki Financial Group, Inc 833
532,900 Mitsubishi Corp 11,074
771,300 Mitsubishi Electric Corp 12,511
425,073 Mitsubishi Estate Co Ltd 6,714
2,112,900 Mitsubishi Heavy Industries Ltd 31,575
9,473,900 Mitsubishi UFJ Financial Group, Inc 97,284
89,200 (a) Mitsubishi UFJ Lease & Finance Co Ltd 634
2,104,200 Mitsui & Co Ltd 47,058
26,750 Mitsui Fudosan Co Ltd 252
1,400 Mitsui Fudosan Logistics Park, Inc 4,137
295,800 Mitsui Sumitomo Insurance Group Holdings, Inc 6,953
534,800 Mizuho Financial Group, Inc 11,055
1,187,500 MonotaRO Co Ltd 19,802
331 Mori Hills REIT Investment Corp 293
953,400 Murata Manufacturing Co Ltd 18,867
1,433,700 Nintendo Co Ltd 76,633
130,500 Nippon Paint Co Ltd 994
6,272,800 Nippon Telegraph & Telephone Corp 6,431
697,200 (b) Nomura Holdings, Inc 3,639
897 Nomura Real Estate Master Fund, Inc 895
130,811 Omron Corp 5,981
1,160,800 Oriental Land Co Ltd 30,027
291,100 ORIX Corp 6,811
605 Orix JREIT, Inc 646
226,000 Osaka Securities Exchange Co Ltd 2,937
190,800 Otsuka Holdings Co Ltd 10,837
1,866,000 Recruit Holdings Co Ltd 113,364
463,700 Resona Holdings, Inc 3,249
52,300 (a) SBI Holdings, Inc 1,210
160,300 Sekisui House Ltd 4,451
1,857,700 Seven & I Holdings Co Ltd 27,973
130,700 (a) Seven Bank Ltd 262
749,700 Shin-Etsu Chemical Co Ltd 31,330
92,400 Shizuoka Financial Group, Inc 806
24,300 SMC Corp 10,867
223,200 Sompo Holdings, Inc 5,031
7,774,825 Sony Corp 151,046
3,825 Star Asia Investment Corp 1,419
8,052,700 (a) Sumco Corp 87,098
89,401 Sumitomo Heavy Industries Ltd 2,163
4,969,803 Sumitomo Mitsui Financial Group, Inc 106,188

SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
149,800 (a) Sumitomo Mitsui Trust Holdings, Inc $ 3,585
20 Sumitomo Realty & Development Co Ltd 1
119,100 T&D Holdings, Inc 2,100
19,682 Taiyo Nippon Sanso Corp 722
644,897 TechnoPro Holdings, Inc 12,552
419,600 Tokio Marine Holdings, Inc 15,473
302,900 (b) Tokyo Electric Power Co, Inc 1,343
115,500 Tokyo Electron Ltd 20,598
159,900 Tokyo Gas Co Ltd 3,725
292,100 Tokyo Tatemono Co Ltd 4,692
238,301 Toray Industries, Inc 1,407
7,161,310 (b) Toyota Motor Corp 128,717
556 United Urban Investment Corp 535
TOTAL JAPAN 1,824,790
KOREA, REPUBLIC OF - 0.9%
12,264 (b) Alteogen, Inc 3,054
6,453 Amorepacific Corp 722
1,549 (b) Celltrion Pharm Inc 81
32,529 Celltrion, Inc 4,843
1,825 CJ CheilJedang Corp 423
1,982 (b) CosmoAM&T Co Ltd 190
11,755 Coway Co Ltd 593
12,107 Daewoo International Corp 528
7,271 (b) Daewoo Shipbuilding & Marine Engineering Co Ltd 169
10,102 Dongbu Insurance Co Ltd 868
12,693 Doosan Bobcat, Inc 392
36,600 (b) Doosan Heavy Industries and Construction Co Ltd 501
14,594 Ecopro BM Co Ltd 2,046
21,608 Ecopro Co Ltd 1,456
3,448 (b) Ecopro Materials Co Ltd 356
2,871 (b) Enchem Co Ltd 399
11,561 GS Holdings Corp 375
23,705 Hana Financial Group, Inc 1,064
2,063 Hanjin Kal Corp 129
16,428 Hankook Tire & Technology Co Ltd 518
544 Hanmi Pharm Co Ltd 134
3,668 Hanmi Semiconductor Co Ltd 305
24,182 Hanwha Chemical Corp 479
2,888 (b) Hanwha Industrial Solutions Co Ltd 74
3,805 HD Hyundai Co Ltd 222
5,133 HD Hyundai Electric Co Ltd 1,291
4,854 (b) HD Hyundai Heavy Industries Co Ltd 682
25,649 (b) HLB, Inc 1,668
19,357 HMM Co Ltd 274
4,237 Honam Petrochemical Corp 328
4,693 HYBE Co Ltd 605
98,202 Hynix Semiconductor, Inc 13,143
5,182 Hyundai Engineering & Construction Co Ltd 121
8,250 Hyundai Glovis Co Ltd 769
3,506 (b) Hyundai Heavy Industries 501
13,139 Hyundai Mobis 2,176
29,640 Hyundai Motor Co 5,520
8,060 Hyundai Motor Co Ltd (2nd Preference) 1,084
5,260 Hyundai Motor Co Ltd (Preference) 684
6,991 Hyundai Steel Co 149
19,576 Industrial Bank of Korea 209
66,918 Kakao Corp 1,844
13,449 KakaoBank Corp 217
216,031 KB Financial Group, Inc 13,330
52,273 Kia Motors Corp 3,980
15,496 Korea Aerospace Industries Ltd 618
21,651 Korea Electric Power Corp 338

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
2,984 Korea Investment Holdings Co Ltd $ 167
654 Korea Zinc Co Ltd 343
12,329 Korean Air Lines Co Ltd 211
2,367 (b),(c) Krafton, Inc 616
2,856 KT Corp 87
22,779 KT&G Corp 1,888
8,053 (b) Kum Yang Co Ltd 322
1,361 Kumho Petrochemical Co Ltd 163
2,039 L&F Co Ltd 177
10,890 LG Chem Ltd 2,956
1,854 LG Chem Ltd (Preference) 344
20,717 LG Corp 1,245
25,654 LG Display Co Ltd 214
8,693 LG Electronics, Inc 692
3,897 (b) LG Energy Solution Ltd 1,229
1,929 LG Household & Health Care Ltd 556
1,172 LG Innotek Co Ltd 195
15,601 LG Telecom Ltd 117
3,334 LS Electric Co Ltd 417
7,991 Meritz Financial Group, Inc 591
17,668 Mirae Asset Daewoo Co Ltd 113
28,100 Naver Corp 3,619
1,187 NCSoft Corp 173
2,085 (c) Netmarble Corp 94
5,169 Orion Corp/Republic of Korea 384
20,860 POSCO 6,124
11,726 POSCO DX Co Ltd 274
2,549 POSCO Future M Co Ltd 486
4,290 (b),(c) Samsung Biologics Co Ltd 3,191
19,348 Samsung C&T Corp 2,026
93,286 Samsung Electro-Mechanics Co Ltd 9,431
3,172,262 Samsung Electronics Co Ltd 148,268
179,661 Samsung Electronics Co Ltd (Preference) 6,977
12,813 (b) Samsung Engineering Co Ltd 215
6,759 Samsung Fire & Marine Insurance Co Ltd 1,786
54,611 (b) Samsung Heavy Industries Co Ltd 419
17,479 Samsung Life Insurance Co Ltd 1,248
20,265 Samsung SDI Co Ltd 5,851
3,453 Samsung SDS Co Ltd 407
2,608 Samsung Techwin Co Ltd 594
96,192 Shinhan Financial Group Co Ltd 4,080
4,665 (b) SK Biopharmaceuticals Co Ltd 370
1,817 (b) SK Bioscience Co Ltd 77
5,410 (b) SK Innovation Co Ltd 485
7,705 (b) SK Square Co Ltd 476
23,988 SK Telecom Co Ltd 1,022
3,064 SK, Inc 358
3,900 SKC Co Ltd 429
11,621 S-Oil Corp 545
50,548 Woori Financial Group, Inc 597
8,668 Woori Investment & Securities Co Ltd 89
4,648 Yuhan Corp 507
TOTAL KOREA, REPUBLIC OF 282,697
KUWAIT - 0.0%
113,812 Boubyan Bank KSCP 213
165,048 Gulf Bank KSCP 164
833,568 Kuwait Finance House KSCP 1,957
156,765 Mabanee Co SAK 430
521,833 Mobile Telecommunications Co KSCP 812

SHARES DESCRIPTION VALUE (000)
KUWAIT (continued)
651,473 National Bank of Kuwait SAKP $ 1,885
TOTAL KUWAIT 5,461
LUXEMBOURG - 0.2%
986,906 (b) BK LC Lux Finco 2 Sarl 48,645
11,120 Reinet Investments S.C.A 308
TOTAL LUXEMBOURG 48,953
MALAYSIA - 0.1%
190,300 AMMB Holdings BHD 231
232,943 Axiata Group Bhd 142
569,979 Bumiputra-Commerce Holdings BHD 1,115
242,400 Digi.Com BHD 219
421,671 Gamuda BHD 825
550,900 Genting BHD 564
710,600 Genting Malaysia BHD 417
41,500 Hong Leong Bank BHD 217
170,900 IHH Healthcare Bhd 297
221,300 Inari Amertron Bhd 156
475,700 IOI Corp BHD 433
103,043 Kuala Lumpur Kepong BHD 512
441,429 Malayan Banking BHD 1,122
202,860 Malaysia Airports Holdings Bhd 515
167,500 Maxis Bhd 160
401,000 MISC Bhd 759
506,250 (c) MR DIY Group M Bhd 260
13,900 Nestle Malaysia Bhd 351
646,400 Petronas Chemicals Group Bhd 884
62,000 Petronas Dagangan BHD 269
223,600 Petronas Gas BHD 976
120,680 PPB Group BHD 422
291,400 Press Metal Aluminium Holdings Bhd 358
1,188,400 Public Bank Bhd 1,314
267,375 QL Resources Bhd 303
103,116 RHB Capital BHD 155
662,600 Sime Darby BHD 395
432,600 Sime Darby Plantation Bhd 502
512,600 Sunway BHD 522
106,841 Telekom Malaysia BHD 174
603,600 Tenaga Nasional BHD 2,116
766,700 YTL Corp BHD 469
572,300 YTL Power International BHD 511
TOTAL MALAYSIA 17,665
MEXICO - 0.3%
662,800 Alfa S.A. de C.V. (Class A) 542
1,562,600 America Movil SAB de C.V. 1,282
110,000 Arca Continental SAB de C.V. 1,028
63,800 (a),(c) Banco del Bajio S.A. 149
3,349,694 Cemex S.A. de C.V. 2,052
119,065 Coca-Cola Femsa SAB de C.V. 1,054
661,700 Fibra Uno Administracion S.A. de C.V. 770
390,700 Fomento Economico Mexicano S.A. de C.V. 3,857
360,672 Fomento Economico Mexicano SAB de C.V. (ADR) 35,602
36,210 Gruma SAB de C.V. 672
61,200 Grupo Aeroportuario del Centro Norte Sab de C.V. 517
84,075 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,460
38,365 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,086
281,400 (a) Grupo Bimbo S.A. de C.V. (Series A) 968
123,200 (a) Grupo Carso S.A. de C.V. (Series A1) 763
63,300 (a),(b) Grupo Comercial Chedraui S.a. DE C.V. 476
4,773,400 Grupo Financiero Banorte S.A. de C.V. 33,819
151,727 (a),(b) Grupo Financiero Inbursa S.A. 344
932,500 Grupo Mexico S.A. de C.V. (Series B) 5,199
15,295 (a),(b) Industrias Penoles S.A. de C.V. 203

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEXICO (continued)
307,800 Kimberly-Clark de Mexico S.A. de C.V. (Class A) $ 498
245,500 (a) Operadora De Sites Mexicanos SAB de C.V. 193
214,200 (a) Orbia Advance Corp SAB de C.V. 216
201,954 ProLogis Property Mexico S.A. de C.V. 661
36,240 Promotora y Operadora de Infraestructura SAB de C.V. 341
7,172 Southern Copper Corp 829
34,363 Ternium S.A. (ADR) 1,268
1,081,400 Wal-Mart de Mexico SAB de C.V. 3,250
TOTAL MEXICO 99,099
NETHERLANDS - 1.5%
44,690 (b),(c) Adyen NV 69,967
237 (b) Argenx SE 128
42,088 (b) Argenx SE 22,757
187,424 ASML Holding NV 155,910
123,585 (c) Euronext NV 13,415
377,066 Heineken NV 33,472
8,204,311 ING Groep NV 148,851
3,920,045 Koninklijke KPN NV 16,011
TOTAL NETHERLANDS 460,511
NORWAY - 0.1%
676,678 Aker BP ASA 14,483
693,887 Equinor ASA 17,554
TOTAL NORWAY 32,037
PERU - 0.0%
57,055 Cia de Minas Buenaventura S.A. (ADR) (Series B) 790
5,400 Credicorp Ltd 977
TOTAL PERU 1,767
PHILIPPINES - 0.0%
19,040 Ayala Corp 229
1,449,770 Ayala Land, Inc 944
155,444 Bank of the Philippine Islands 377
196,610 BDO Unibank, Inc 557
222,910 International Container Term Services, Inc 1,615
539,255 JG Summit Holdings (Series B) 268
97,960 Jollibee Foods Corp 470
68,140 Manila Electric Co 533
154,393 Metropolitan Bank & Trust 217
6,800 PLDT, Inc 180
5,826,950 Robinsons Retail Holdings, Inc 4,180
18,360 SM Investments Corp 314
2,159,000 SM Prime Holdings 1,243
182,380 Universal Robina Corp 338
TOTAL PHILIPPINES 11,465
POLAND - 0.0%
19,138 Alior Bank S.A. 460
124,931 (b),(c) Allegro.eu S.A. 1,130
14,845 Bank Pekao S.A. 567
3,329 Bank Zachodni WBK S.A. 393
1,173 (b) BRE Bank S.A. 188
2,819 Budimex S.A. 437
4,895 CD Projekt S.A. 222
3,915 (b),(c) Dino Polska S.A. 357
11,201 KGHM Polska Miedz S.A. 463
244 LPP S.A. 1,000
182,585 (b) PGE Polska Grupa Energetyczna S.A. 341
142,059 Polski Koncern Naftowy Orlen S.A. 2,062
71,009 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,035

SHARES DESCRIPTION VALUE (000)
POLAND (continued)
129,569 Powszechny Zaklad Ubezpieczen S.A. $ 1,417
TOTAL POLAND 10,072
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 14,730
TOTAL PORTUGAL 14,730
QATAR - 0.0%
443,615 Barwa Real Estate Co 348
259,860 Commercial Bank PSQC 314
323,843 Dukhan Bank 343
359,072 Industries Qatar QSC 1,286
452,158 Masraf Al Rayan QSC 307
1,197,337 Mesaieed Petrochemical Holding Co 536
214,469 Ooredoo QPSC 690
93,998 Qatar Electricity & Water Co QSC 408
139,603 Qatar Fuel QSC 585
638,834 Qatar Gas Transport Co Ltd 763
72,345 Qatar International Islamic Bank QSC 218
145,699 Qatar Islamic Bank SAQ 855
373,617 Qatar National Bank QPSC 1,742
TOTAL QATAR 8,395
ROMANIA - 0.0%
117,181 NEPI Rockcastle NV 989
TOTAL ROMANIA 989
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR) 0 ^
211,169 (b),(d) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
32,082 ACWA Power Co 4,234
75,989 Ades Holding Co 408
18,874 (b) Advanced Petrochemical Co 195
791,721 Al Rajhi Bank 18,450
8,778 (b) Al Rajhi Co for Co-operative Insurance 450
1,240,307 Alinma Bank 9,439
55,648 Almarai Co JSC 819
72,629 Arab National Bank 370
5,351 Arabian Internet & Communications Services Co 403
48,787 Bank AlBilad 514
36,610 (b) Bank Al-Jazira 168
45,217 Banque Saudi Fransi 389
18,201 Bupa Arabia for Cooperative Insurance Co 1,005
16,022 Co for Cooperative Insurance 632
2,666 Dallah Healthcare Co 114
46,635 (b) Dar Al Arkan Real Estate Development Co 194
27,636 Dr Sulaiman Al Habib Medical Services Group Co 2,185
5,297 Elm Co 1,644
86,126 Etihad Etisalat Co 1,182
86,107 Jarir Marketing Co 302
98,025 Mobile Telecommunications Co Saudi Arabia 286
42,378 Mouwasat Medical Services Co 1,130
7,848 Nahdi Medical Co 275
16,723 Power & Water Utility Co for Jubail & Yanbu 269
117,027 Riyad Bank 779
52,967 SABIC Agri-Nutrients Co 1,678
78,866 Sahara International Petrochemical Co 617
5,169 SAL Saudi Logistics Services 404
125,904 (b) Saudi Arabian Mining Co 1,640
1,002,706 (c) Saudi Arabian Oil Co 7,251
11,144 Saudi Aramco Base Oil Co 395
81,337 Saudi Awwal Bank 753
200,410 Saudi Basic Industries Corp 4,001
193,111 Saudi Electricity Co 859

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SAUDI ARABIA (continued)
76,338 Saudi Industrial Investment Group $ 399
44,082 Saudi Investment Bank 153
166,293 (b) Saudi Kayan Petrochemical Co 373
642,088 Saudi National Bank 5,893
7,516 (b) Saudi Research & Media Group 577
3,842 Saudi Tadawul Group Holding Co 233
442,402 Saudi Telecom Co 5,156
104,246 Savola Group 751
64,195 Yanbu National Petrochemical Co 731
TOTAL SAUDI ARABIA 77,700
SINGAPORE - 0.2%
651,500 Ascendas REIT 1,443
28,001 CapitaLand Ascott Trust 21
526,442 Capitaland Investment Ltd 1,273
78,004 CapitaMall Trust 128
437,580 DBS Group Holdings Ltd 12,959
2,322,408 (b) Grab Holdings Ltd 8,825
732,961 Oversea-Chinese Banking Corp 8,580
178,200 Singapore Exchange Ltd 1,579
1,569,400 Singapore Telecommunications Ltd 3,946
260,716 United Overseas Bank Ltd 6,508
TOTAL SINGAPORE 45,262
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 699
55,945 (a) Anglo American Platinum Ltd 2,013
549,890 Anglo American plc 17,875
211,143 Aspen Pharmacare Holdings Ltd 2,383
72,541 Bid Corp Ltd 1,859
73,089 Bidvest Group Ltd 1,239
70,909 Capitec Bank Holdings Ltd 12,495
50,330 Clicks Group Ltd 1,156
111,273 Discovery Ltd 1,108
24,174 (a) Exxaro Resources Ltd 240
413,034 FirstRand Ltd 1,981
147,919 Gold Fields Ltd 2,294
43,680 Harmony Gold Mining Co Ltd 448
302,349 (a) Impala Platinum Holdings Ltd 1,695
4,368 Kumba Iron Ore Ltd 101
138,843 MTN Group Ltd 738
39,904 Naspers Ltd 9,677
38,682 (a) Nedbank Group Ltd 668
26,079 (a) Northam Platinum Holdings Ltd 165
1,024,173 (a) Old Mutual Ltd 812
176,037 OUTsurance Group Ltd 591
523,345 (c) Pepkor Holdings Ltd 729
110,593 Remgro Ltd 1,007
389,282 Sanlam Ltd 1,983
128,649 Sasol Ltd 864
41,012 (a) Shoprite Holdings Ltd 701
229,352 Sibanye Stillwater Ltd 237
359,539 Standard Bank Group Ltd 5,035
140,455 Vodacom Group Ltd 890
210,090 (a) Woolworths Holdings Ltd 828
TOTAL SOUTH AFRICA 72,511
SPAIN - 0.7%
287,054 Amadeus IT Holding S.A. 20,789
8,469,864 Banco Bilbao Vizcaya Argentaria S.A. 91,494
14,984,430 Banco Santander S.A. 76,778
3,397,865 CaixaBank S.A. 20,278
834,295 Iberdrola S.A. 12,898
108,528 (a),(b),(d) Let's GOWEX S.A. 1

SHARES DESCRIPTION VALUE (000)
SPAIN (continued)
18,074 Merlin Properties Socimi S.A. $ 229
TOTAL SPAIN 222,467
SWEDEN - 0.3%
666,155 Assa Abloy AB 22,443
126,224 (c) Evolution AB 12,414
420,357 (b) Fastighets AB Balder 3,697
1,251,959 Sandvik AB 28,015
1,393,469 Skandinaviska Enskilda Banken AB (Class A) 21,332
TOTAL SWEDEN 87,901
SWITZERLAND - 1.1%
105,392 Cie Financiere Richemont S.A. 16,737
206,892 DSM-Firmenich AG. 28,553
202,673 (b) Galderma Group AG. 18,822
3,986 Givaudan S.A. 21,869
144,319 Lonza Group AG. 91,582
384,164 Novartis AG. 44,233
1,139,018 (a),(b) On Holding AG. 57,122
10,944 PSP Swiss Property AG. 1,603
10,944 Swiss Prime Site AG. 1,227
90,529 Zurich Insurance Group AG 54,694
TOTAL SWITZERLAND 336,442
TAIWAN - 2.2%
42,000 Accton Technology Corp 703
236,000 Acer, Inc 304
38,725 Advantech Co Ltd 392
196,000 Alchip Technologies Ltd 12,216
731,000 ASE Technology Holding Co Ltd 3,467
191,000 Asia Cement Corp 288
73,000 Asia Vital Components Co Ltd 1,352
58,000 Asustek Computer, Inc 1,008
549,800 AU Optronics Corp 295
52,189 Catcher Technology Co Ltd 390
783,947 Cathay Financial Holding Co Ltd 1,646
121,200 Chailease Holding Co Ltd 623
417,841 Chang Hwa Commercial Bank 236
405,000 Cheng Shin Rubber Industry Co Ltd 661
239,000 China Airlines 162
1,294,844 China Development Financial Holding Corp 674
984,000 China Steel Corp 718
9,007,000 Chinatrust Financial Holding Co 9,805
315,000 Chunghwa Telecom Co Ltd 1,247
352,000 Compal Electronics, Inc 369
424,000 Delta Electronics, Inc 5,059
590,429 E Ink Holdings, Inc 5,473
1,159,850 E.Sun Financial Holding Co Ltd 1,026
866,000 Eclat Textile Co Ltd 14,861
5,000 eMemory Technology, Inc 412
229,000 Eva Airways Corp 271
210,292 Evergreen Marine Corp Taiwan Ltd 1,336
699,000 Far Eastern Textile Co Ltd 843
150,000 Far EasTone Telecommunications Co Ltd 429
100,245 Feng TAY Enterprise Co Ltd 490
887,316 First Financial Holding Co Ltd 768
782,000 Formosa Chemicals & Fibre Corp 1,071
807,000 Formosa Plastics Corp 1,360
32,700 Fortune Electric Co Ltd 648
675,650 Fubon Financial Holding Co Ltd 1,924
842,758 Fuhwa Financial Holdings Co Ltd 842
42,000 Gigabyte Technology Co Ltd 343
7,000 Global Unichip Corp 240
593,604 Globalwafers Co Ltd 8,509
1,423,000 Hon Hai Precision Industry Co, Ltd 8,378

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
63,280 Hotai Motor Co Ltd $ 1,408
703,029 Hua Nan Financial Holdings Co Ltd 570
723,676 InnoLux Display Corp 368
226,000 Inventec Co Ltd 307
7,604 Largan Precision Co Ltd 610
167,000 Lite-On Technology Corp 524
263,242 MediaTek, Inc 9,702
2,630,410 Mega Financial Holding Co Ltd 3,265
59,000 Micro-Star International Co Ltd 323
1,139,000 Nan Ya Plastics Corp 1,651
100,000 Nanya Technology Corp 149
37,000 Nien Made Enterprise Co Ltd 592
48,000 Novatek Microelectronics Corp Ltd 782
164,000 Pegatron Corp 532
19,000 (b) PharmaEssentia Corp 380
522,000 Pou Chen Corp 594
119,522 President Chain Store Corp 1,112
220,000 Quanta Computer, Inc 1,834
40,000 Realtek Semiconductor Corp 594
324,679 Ruentex Development Co Ltd 501
287,791 Shanghai Commercial & Savings Bank Ltd 350
3,039,836 Shin Kong Financial Holding Co Ltd 1,149
870,015 SinoPac Financial Holdings Co Ltd 666
104,000 Synnex Technology International Corp 237
944,118 Taishin Financial Holdings Co Ltd 548
574,189 Taiwan Business Bank 289
541,579 Taiwan Cement Corp 577
832,386 Taiwan Cooperative Financial Holding Co Ltd 680
312,000 Taiwan High Speed Rail Corp 291
148,000 Taiwan Mobile Co Ltd 538
16,982,100 Taiwan Semiconductor Manufacturing Co Ltd 512,080
112,000 Unimicron Technology Corp 509
1,063,450 Uni-President Enterprises Corp 2,910
914,000 United Microelectronics Corp 1,541
77,000 Vanguard International Semiconductor Corp 252
14,000 Voltronic Power Technology Corp 895
621,650 Walsin Lihwa Corp 686
50,810 Wan Hai Lines Ltd 157
266,041 Winbond Electronics Corp 179
224,000 Wistron Corp 714
263,000 Wiwynn Corp 14,255
128,640 WPG Holdings Ltd 304
32,143 Yageo Corp 633
377,000 Yang Ming Marine Transport 821
58,000 Zhen Ding Technology Holding Ltd 207
TOTAL TAIWAN 658,105
THAILAND - 0.1%
98,300 Advanced Info Service PCL 793
947,100 Airports of Thailand PCL 1,878
914,400 Bangkok Dusit Medical Services PCL 867
1,417,000 Bangkok Expressway & Metro PCL 359
43,600 Bumrungrad Hospital PCL 364
425,300 Central Pattana PCL 880
367,975 Central Retail Corp PCL 352
787,900 Charoen Pokphand Foods PCL 584
465,100 CP ALL plc 943
399,800 (d) CP Axtra PCL 404
256,000 Delta Electronics Thailand PCL 845
632,030 Gulf Energy Development PCL 1,112
983,300 Home Product Center PCL 316
182,600 Intouch Holdings PCL (Class F) 523
48,000 Kasikornbank PCL (Foreign) 224

SHARES DESCRIPTION VALUE (000)
THAILAND (continued)
820,000 Krung Thai Bank PCL $ 525
109,400 Krungthai Card PCL 165
702,400 Minor International PCL 615
386,400 PTT Exploration & Production PCL 1,576
494,500 PTT Global Chemical PCL 457
672,400 PTT Oil & Retail Business PCL 366
2,514,300 PTT PCL 2,650
200,600 SCB X PCL 679
248,700 SCG Packaging PCL 223
168,600 Siam Cement PCL 1,256
384,602 Thai Oil PCL 614
5,556,800 TMB Bank PCL (Foreign) 339
895,726 (b) True Corp PCL 312
TOTAL THAILAND 20,221
TURKEY - 0.1%
3,899,555 Akbank TAS 7,024
17,064 Anadolu Efes Biracilik Ve Malt Sanayii AS 98
299,202 Aselsan Elektronik Sanayi Ve Ticaret AS 517
101,662 BIM Birlesik Magazalar AS 1,475
194,095 Coca-Cola Icecek AS 324
114,330 Eregli Demir ve Celik Fabrikalari TAS 179
14,630 Ford Otomotiv Sanayi AS 393
91,458 Haci Omer Sabanci Holding AS 260
173,289 KOC Holding AS 954
42,579 (b) Pegasus Hava Tasimaciligi AS. 297
2,364,992 (b) Sasa Polyester Sanayi AS 297
28,880 Tofas Turk Otomobil Fabrik 182
124,680 (b) Turk Hava Yollari AO 1,037
286,771 Turkcell Iletisim Hizmet AS 798
13,632,762 Turkiye Is Bankasi (Series C) 5,587
231,323 Turkiye Petrol Rafinerileri AS 1,050
305,926 Turkiye Sise ve Cam Fabrikalari AS 385
277,144 Yapi ve Kredi Bankasi 250
TOTAL TURKEY 21,107
UNITED ARAB EMIRATES - 0.1%
236,513 Abu Dhabi Commercial Bank PJSC 542
120,081 Abu Dhabi Islamic Bank PJSC 416
717,424 Abu Dhabi National Oil Co for Distribution PJSC 706
782,513 ADNOC Drilling Co PJSC 1,008
827,543 Aldar Properties PJSC 1,693
656,227 Americana Restaurants International plc 474
231,029 Dubai Islamic Bank PJSC 396
1,468,968 Emaar Properties PJSC 3,485
155,811 Emirates NBD Bank PJSC 861
748,486 Emirates Telecommunications Group Co PJSC 3,770
354,972 First Abu Dhabi Bank PJSC 1,327
699,893 (b) Multiply Group PJSC 450
5,358 (b),(d) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 15,128
UNITED KINGDOM - 2.2%
136,300 AngloGold Ashanti UK Ltd 3,625
1,436,177 Ashtead Group plc 111,276
894,282 AstraZeneca plc 139,317
1,994,150 Beazley plc 20,365
142,314 Big Yellow Group plc 2,413
649,655 British American Tobacco plc 23,685
328,421 British Land Co plc 1,914
332,835 (b) Coca-Cola Europacific Partners plc 26,211
523,356 Compass Group plc 16,779
43,787 Derwent London plc 1,406
858,065 Fevertree Drinks plc 9,464
270,483 (b) Flutter Entertainment plc 63,604

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED KINGDOM (continued)
350,313 Great Portland Estates plc $ 1,667
2,763,219 Informa plc 30,388
240,841 Land Securities Group plc 2,099
6,447,902 Lloyds TSB Group plc 5,070
280,694 London Stock Exchange Group plc 38,430
11,824,958 Man Group plc 33,520
2,958,997 National Grid plc 40,902
771,015 RELX plc 36,319
367,493 RELX plc 17,352
175,155 Safestore Holdings plc 2,110
282,048 Segro plc 3,306
5,371,958 Tritax Big Box REIT plc 11,466
416,336 Unilever plc 26,992
TOTAL UNITED KINGDOM 669,680
UNITED STATES - 67.8%
20,789 3M Co 2,842
331,985 Abbott Laboratories 37,850
475,420 AbbVie, Inc 93,886
1,147,125 (b) Advanced Micro Devices, Inc 188,220
124,937 Aecom Technology Corp 12,902
22,548 AES Corp 452
31,626 Aflac, Inc 3,536
56,137 Agilent Technologies, Inc 8,335
12,766 (a) Agree Realty Corp 962
201,019 Alcon, Inc 20,118
69,686 Alexandria Real Estate Equities, Inc 8,275
602,812 Alliant Energy Corp 36,585
95,754 (b) Alnylam Pharmaceuticals, Inc 26,335
1,713,633 Alphabet, Inc 286,502
794,816 Alphabet, Inc (Class A) 131,820
4,600,725 (b) Amazon.com, Inc 857,253
226,587 Ameren Corp 19,817
324,197 American Electric Power Co, Inc 33,263
248,954 American Express Co 67,516
330,764 American Homes 4 Rent 12,698
731,695 American International Group, Inc 53,582
86,420 American Tower Corp 20,098
99,174 Americold Realty Trust, Inc 2,804
102,293 Ameriprise Financial, Inc 48,058
95,037 AmerisourceBergen Corp 21,391
144,942 Ametek, Inc 24,888
185,932 Amgen, Inc 59,909
338,342 Analog Devices, Inc 77,876
6,567,909 (e) Apple, Inc 1,530,323
508,524 (b) Arch Capital Group Ltd 56,894
241,035 (b) Arista Networks, Inc 92,514
131,802 (a),(b) ARM Holdings plc (ADR) 18,849
3,236,688 AT&T, Inc 71,207
310,236 (a) Atlas Energy Solutions, Inc 6,763
9,890 (b) Atlassian Corp Ltd 1,571
52,332 AvalonBay Communities, Inc 11,788
204,781 Baker Hughes Co 7,403
1,065,265 Bank of America Corp 42,270
846,739 Bank of New York Mellon Corp 60,847
63,176 Becton Dickinson & Co 15,232
344,494 (b) Berkshire Hathaway, Inc 158,557
31,352 BlackRock, Inc 29,769
1,588,318 (b) Block, Inc 106,624
617,199 (b) Boeing Co 93,839
5,920 Booking Holdings, Inc 24,936
25,178 Boston Properties, Inc 2,026
1,941,807 (b) Boston Scientific Corp 162,723

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
7,558,494 BP plc $ 39,422
40,630 Bristol-Myers Squibb Co 2,102
2,910,879 Broadcom, Inc 502,127
604 Capital One Financial Corp 90
1,093,619 Carrier Global Corp 88,025
358,189 Caterpillar, Inc 140,095
230,599 Celanese Corp (Series A) 31,352
594,739 Charles Schwab Corp 38,545
53,572 (b) Charter Communications, Inc 17,362
193,723 Cheniere Energy, Inc 34,839
162,520 Chevron Corp 23,934
171,700 (b) Chipotle Mexican Grill, Inc (Class A) 9,893
66,898 Chubb Ltd 19,293
104,187 Cigna Group 36,095
922,095 Citigroup, Inc 57,723
77,023 (b) Cleveland-Cliffs, Inc 984
447 CME Group, Inc 99
2,440,706 Coca-Cola Co 175,389
160,828 Colgate-Palmolive Co 16,696
768,414 Comcast Corp (Class A) 32,097
687,690 ConocoPhillips 72,400
85,853 Constellation Energy Corp 22,324
11,898 (b) Cooper Cos, Inc 1,313
710,767 Corebridge Financial, Inc 20,726
1,780,764 Corteva, Inc 104,691
372,763 Costco Wholesale Corp 330,462
1,189,653 CRH plc 110,328
181,832 Crown Castle, Inc 21,571
160,959 Crown Holdings, Inc 15,433
79,192 CSL Ltd 15,643
69,864 CSX Corp 2,412
196,861 CVS Health Corp 12,379
236,872 Danaher Corp 65,855
814,491 (b) Datadog, Inc 93,715
74,709 Deere & Co 31,178
218,986 Delta Air Lines, Inc 11,122
342,251 (b) DexCom, Inc 22,945
656,599 Diamondback Energy, Inc 113,198
44,625 Digital Realty Trust, Inc 7,222
266,631 Dollar General Corp 22,549
274,663 Dover Corp 52,664
229,572 Dow, Inc 12,542
362,509 Duke Energy Corp 41,797
1,072,827 DuPont de Nemours, Inc 95,600
220,487 Eaton Corp plc 73,078
21,511 Edison International 1,873
121,645 (b) Edwards Lifesciences Corp 8,027
69,956 Elevance Health, Inc 36,377
412,964 Eli Lilly & Co 365,861
935,573 Emerson Electric Co 102,324
121,412 EOG Resources, Inc 14,925
11,220 Equinix, Inc 9,959
112,831 Equitable Holdings, Inc 4,742
168,580 Equity Lifestyle Properties, Inc 12,027
103,639 Equity Residential 7,717
17,408 Essex Property Trust, Inc 5,143
103,913 Everest Re Group Ltd 40,716
385,254 Evergy, Inc 23,890
797,331 Eversource Energy 54,258
176,615 (b) Exact Sciences Corp 12,031
179,876 (b) Expedia Group, Inc 26,625
32,840 Extra Space Storage, Inc 5,917

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
3,201,941 Exxon Mobil Corp $ 375,332
3,578 FedEx Corp 979
116,158 Ferguson Enterprises, Inc 22,829
1,330,512 Fifth Third Bancorp 56,999
21,040 First Citizens Bancshares, Inc (Class A) 38,734
677,013 (b) Fiserv, Inc 121,625
2,831,772 (b) Flextronics International Ltd 94,666
85,155 Fortive Corp 6,721
3,236,112 Freeport-McMoRan, Inc (Class B) 161,547
100,276 Gaming and Leisure Properties, Inc 5,159
236,089 Gilead Sciences, Inc 19,794
202,396 Global Payments, Inc 20,729
196,780 Globe Life, Inc 20,841
45,000 (b) Globus Medical, Inc 3,219
19,251 Goldman Sachs Group, Inc 9,531
32,123 (a),(b) GRAIL, Inc 442
1,392,602 GSK plc 28,355
8,988,018 Haleon plc 47,030
116,676 Halliburton Co 3,389
103,214 HCA, Inc 41,949
29,013 Healthcare Realty Trust, Inc 527
170,260 Healthpeak Properties, Inc 3,894
174,541 Hess Corp 23,703
596,239 Home Depot, Inc 241,596
911,416 Honeywell International, Inc 188,399
175,155 Host Hotels & Resorts Inc 3,083
67,220 Howmet Aerospace, Inc 6,739
160,580 Hubbell, Inc 68,784
11,500 (b) ICON plc 3,304
9,951 (b) IDEXX Laboratories, Inc 5,027
28,105 Illinois Tool Works, Inc 7,365
242,856 (b) Illumina, Inc 31,671
285,880 (b) Immunovant, Inc 8,150
61,508 (a) Independence Realty Trust, Inc 1,261
780,873 Ingersoll Rand, Inc 76,651
14,359 (a) Innovative Industrial Properties, Inc 1,933
385,972 Intercontinental Exchange, Inc 62,003
31,958 International Flavors & Fragrances, Inc 3,353
63,900 International Paper Co 3,122
174,486 (b) Intuitive Surgical, Inc 85,720
58,028 Invitation Homes, Inc 2,046
16,436 ITT, Inc 2,457
170,700 JBS S.A. 991
517,006 Johnson & Johnson 83,786
1,356,111 JPMorgan Chase & Co 285,950
1,051,112 Keurig Dr Pepper, Inc 39,396
21,892 Kilroy Realty Corp 847
534,325 KKR & Co, Inc 69,772
964,121 Kraft Heinz Co 33,850
198,452 L3Harris Technologies, Inc 47,206
155,818 Las Vegas Sands Corp 7,844
6,149 (a),(b) Legend Biotech Corp (ADR) 300
503,763 Linde plc 240,224
19,588 Lowe's Cos, Inc 5,305
170,271 (b) Lululemon Athletica, Inc 46,203
62,653 LyondellBasell Industries NV 6,008
218,793 M&T Bank Corp 38,971
194,542 Marathon Petroleum Corp 31,693
16,202 Marriott International, Inc (Class A) 4,028
114,218 Marsh & McLennan Cos, Inc 25,481
374,175 Mastercard, Inc (Class A) 184,768
14,839 Matador Resources Co 733

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
526,279 McDonald's Corp $ 160,257
94,287 McKesson Corp 46,617
198,610 Medtronic plc 17,881
1,300,039 Merck & Co, Inc 147,632
1,124,635 Meta Platforms, Inc 643,786
57,916 Metlife, Inc 4,777
2,871,451 Microsoft Corp 1,235,585
26,268 Mid-America Apartment Communities, Inc 4,174
16,183 (b) Middleby Corp 2,252
669,310 Mondelez International, Inc 49,308
1,807,602 (b) Monster Beverage Corp 94,303
306,124 (a),(b) MoonLake Immunotherapeutics 15,435
801,111 Morgan Stanley 83,508
2,821 MSCI, Inc (Class A) 1,644
590,447 Nasdaq Stock Market, Inc 43,109
63,771 National Storage Affiliates Trust 3,074
489,720 (a) Nestle S.A. 49,213
222,544 (b) NetFlix, Inc 157,844
512,926 Newmont Goldcorp Corp 27,416
899,686 NextEra Energy, Inc 76,050
1,147,780 Nike, Inc (Class B) 101,464
85,989 Northrop Grumman Corp 45,408
64,164 NRG Energy, Inc 5,845
93,599 Nucor Corp 14,072
303,471 nVent Electric plc 21,322
11,636,038 Nvidia Corp 1,413,080
108,680 Occidental Petroleum Corp 5,601
440,594 Oracle Corp 75,077
43,373 (b) O'Reilly Automotive, Inc 49,948
36,958 Owens Corning, Inc 6,524
451,407 (b) Palo Alto Networks, Inc 154,291
160,784 Parker-Hannifin Corp 101,587
309,197 PepsiCo, Inc 52,579
2,066,157 Permian Resources Corp 28,120
792,273 Pfizer, Inc 22,928
397,099 PG&E Corp 7,851
906,743 Philip Morris International, Inc 110,079
134,822 Phillips 66 17,722
35,797 PPG Industries, Inc 4,742
1,379,549 Procter & Gamble Co 238,938
237,846 Progressive Corp 60,356
311,393 Prologis, Inc 39,323
39,678 Public Storage, Inc 14,438
56,409 Realty Income Corp 3,577
150,266 Regency Centers Corp 10,854
37,684 (b) Regeneron Pharmaceuticals, Inc 39,615
40,125 (b) Repligen Corp 5,971
415,689 Rexford Industrial Realty, Inc 20,913
95,311 Roche Holding AG. 30,501
11,851 Rockwell Automation, Inc 3,182
873,784 (b) Roivant Sciences Ltd 10,083
89,831 Roper Industries, Inc 49,986
605,112 RTX Corp 73,315
67,843 S&P Global, Inc 35,049
135,491 Sabra Health Care REIT, Inc 2,521
934,754 Salesforce, Inc 255,852
115,000 Sanofi (ADR) 6,627
427,002 Sanofi-Aventis 49,165
60,956 SBA Communications Corp 14,672
75,287 Schlumberger Ltd 3,158
341,049 Schneider Electric S.A. 89,903
25,800 Sempra Energy 2,158

Global Equities

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
304,363 (b) ServiceNow, Inc $ 272,219
5,099,201 Shell plc 165,427
45,071 Sherwin-Williams Co 17,202
135,033 Simon Property Group, Inc 22,823
4,892 SL Green Realty Corp 341
3,954,208 Smurfit WestRock plc 195,417
24,800 Southern Co 2,236
770,529 Starbucks Corp 75,119
3,663 Steel Dynamics, Inc 462
393,029 Stryker Corp 141,986
82,801 Sun Communities, Inc 11,191
803,833 Teradyne, Inc 107,657
56,409 Terreno Realty Corp 3,770
628,751 (b) Tesla, Inc 164,500
101,280 Thermo Fisher Scientific, Inc 62,649
283,874 TJX Cos, Inc 33,367
229,877 T-Mobile US, Inc 47,437
86,765 Tractor Supply Co 25,243
259,010 (a),(b) Traeger, Inc 953
214,117 Trane Technologies plc 83,234
258,744 (b) Uber Technologies, Inc 19,447
549,221 Union Pacific Corp 135,372
109,762 United Parcel Service, Inc (Class B) 14,965
119,983 United Rentals, Inc 97,154
411,550 UnitedHealth Group, Inc 240,625
901,393 Valero Energy Corp 121,715
33,718 (b) Veeva Systems, Inc 7,076
140,055 Ventas, Inc 8,982
343,035 Veralto Corp 38,372
414,303 Verizon Communications, Inc 18,606
53,401 (b) Vertex Pharmaceuticals, Inc 24,836
218,051 VICI Properties, Inc 7,263
844,372 Visa, Inc (Class A) 232,160
176,677 Vistra Corp 20,943
962,282 Vontier Corp 32,467
360 W.R. Berkley Corp 20
62,490 W.W. Grainger, Inc 64,915
3,168,559 Walmart, Inc 255,861
963,984 Walt Disney Co 92,726
45,262 Washington REIT 796
85,730 Waste Connections, Inc 15,330
4,298,454 Wells Fargo & Co 242,820
78,302 Welltower, Inc 10,025
40,188 West Pharmaceutical Services, Inc 12,063
1,484,567 (b) Western Digital Corp 101,381
171,079 Westlake Chemical Corp 25,711
122,860 Weyerhaeuser Co 4,160
437,651 (b) YETI Holdings, Inc 17,957
72,906 Zoetis, Inc 14,244
TOTAL UNITED STATES 20,561,130
TOTAL COMMON STOCKS
(Cost $21,701,552) 29,934,962
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
158,865 (a) iShares MSCI Canada ETF 6,596
36,798 (a) iShares MSCI South Korea ETF 2,354
50,000 Vanguard FTSE Developed Markets ETF 2,640
501,467 Vanguard FTSE Emerging Markets ETF 23,995
TOTAL INVESTMENT COMPANIES
(Cost $33,043) 35,585

SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 $ 1
TOTAL AUSTRALIA 1
CHINA - 0.0%
3,524 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
TOTAL CHINA 0 ^
TOTAL RIGHTS/WARRANTS
(Cost $0) 1
TOTAL LONG-TERM INVESTMENTS
(Cost $21,734,595) 29,970,548
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 10/11/24 4,993
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/13/24 9,945
219,000 Federal National Mortgage Association (FNMA) 0 .000 10/23/24 218
10,630,000 Tennessee Valley Authority (TVA) 0 .000 10/09/24 10,618
1,500,000 Federal Farm Credit Bank (FFCB) 0 .000 11/25/24 1,489
TOTAL GOVERNMENT AGENCY DEBT 27,263
REPURCHASE AGREEMENT - 0.5%
149,700,000 (f) Bank of New York Mellon 4 .860 10/01/24 149,700
TOTAL REPURCHASE AGREEMENT 149,700
TREASURY DEBT - 0.7%
10,000,000 United States Treasury Bill 0 .000 10/01/24 10,000
14,370,000 United States Treasury Bill 0 .000 10/10/24 14,354
25,000,000 United States Treasury Bill 0 .000 10/15/24 24,954
25,000,000 United States Treasury Bill 0 .000 10/17/24 24,948
25,000,000 United States Treasury Bill 0 .000 10/22/24 24,931
95,000,000 United States Treasury Bill 0 .000 10/29/24 94,650
10,000,000 United States Treasury Bill 0 .000 11/26/24 9,927
TOTAL TREASURY DEBT 203,764
TOTAL SHORT-TERM INVESTMENTS
(Cost $380,696) 380,727
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
CERTIFICATE OF DEPOSIT - 0.0%
500,000 Australia and New Zealand Banking Group 5 .020 12/04/24 500
800,000 Canadian Imperial Bank 5 .100 06/04/25 800
1,500,000 Canadian Imperial Bank 5 .190 09/25/25 1,500
1,000,000 MUFG BK Ltd 5 .070 10/25/24 1,000
1,000,000 MUFG BK Ltd 5 .050 11/15/24 1,000
400,000 MUFG BK Ltd 5 .040 01/17/25 400
600,000 MUFG BK Ltd 5 .040 01/21/25 600
1,000,000 National Australia Bank Ltd 5 .100 02/14/25 1,000
404,000 Nordea Bank AB 5 .110 02/27/25 404
500,000 Royal Bank of Canada 5 .110 01/22/25 500
1,000,000 Royal Bank of Canada 5 .100 02/18/25 1,000
TOTAL CERTIFICATE OF DEPOSIT 8,704
COMMERCIAL PAPER - 0.0%
1,000,000 Australia and New Zealand Banking Group 0 .000 01/06/25 986
1,000,000 Australia and New Zealand Banking Group 5 .020 02/28/25 1,000
1,000,000 ING US Funding LLC 5 .090 05/08/25 1,000
320,000 ING US Funding LLC 5 .110 05/22/25 320
1,000,000 National Bank of Canada 0 .000 10/28/24 996
1,000,000 Natixis 0 .000 01/22/25 983
500,000 Nordea Bank AB 5 .010 10/15/24 500
500,000 Skandinaviska Enskilda Banken AG 5 .080 02/28/25 500

Global Equities

Portfolio of Investments September 30, 2024
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL PAPER (continued)
$ 1,000,000 Skandinaviska Enskilda Banken AG 5 .080% 03/26/25 $ 1,000
TOTAL COMMERCIAL PAPER 7,285
REPURCHASE AGREEMENT - 0.3%
10,000,000 (g) Citigroup 4 .880 10/01/24 10,000
1,000,000 (h) Citigroup 4 .880 10/01/24 1,000
15,000,000 (i) HSBC 4 .890 10/01/24 15,000
15,000,000 (j) JP Morgan 4 .890 10/01/24 15,000
15,000,000 (k) Merrill Lynch 4 .880 10/01/24 15,000
15,000,000 (l) Royal Bank of Scotland 4 .870 10/01/24 15,000
TOTAL REPURCHASE AGREEMENT 71,000
VARIABLE RATE SECURITIES - 0.0%
500,000 ING US Funding LLC 5 .070 11/18/24 500
510,000 ING US Funding LLC 5 .060 03/21/25 510
1,000,000 National Australia Bank Ltd 5 .090 03/17/25 1,000
1,000,000 National Australia Bank Ltd 5 .120 06/20/25 1,000
1,000,000 National Bank of Canada 5 .170 02/03/25 1,001
1,000,000 Nordea Bank AB 5 .050 03/21/25 1,000
1,000,000 Royal Bank of Canada 5 .090 04/10/25 1,000
1,000,000 Skandinaviska Enskilda Banken AG 5 .080 12/26/24 1,000
TOTAL VARIABLE RATE SECURITIES 7,011
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $94,000) 94,000
TOTAL INVESTMENTS - 100.5%
(Cost $22,209,291) 30,445,275
OTHER ASSETS & LIABILITIES, NET - (0.5)% (137,211)
NET ASSETS - 100.0% $30,308,064
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $210,229,994.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $198,612,312 or 0.7% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(f) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $152,587,760 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $152,694,001.
(g) Agreement with Citigroup, 4.880% dated 9/30/24 to be repurchased at $10,099,058 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
0.375%–4.875% and maturity dates 11/15/25–11/30/25, valued at $10,200,057.
(h) Agreement with Citigroup, 4.880% dated 9/30/24 to be repurchased at $1,000,000 on 10/1/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity dates 10/15/24–10/24/24, valued at $1,020,013.
(i) Agreement with HSBC, 4.890% dated 9/30/24 to be repurchased at $15,029,110 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 2.000%
and maturity date 2/1/51, valued at $15,300,000.
(j) Agreement with JP Morgan, 4.890% dated 9/30/24 to be repurchased at $15,072,909 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
2.500%–7.505% and maturity dates 2/1/28–7/1/54, valued at $15,300,001.
(k) Agreement with Merrill Lynch, 4.880% dated 9/30/24 to be repurchased at $15,056,436 on 10/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 6/1/26–6/20/64, valued at $15,300,000.
(l) Agreement with Royal Bank of Scotland, 4.870% dated 9/30/24 to be repurchased at $15,000,000 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 10/8/24–12/19/24, valued at $15,300,058.

Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 497 12/20/24  $ 60,598 $ 61,822 $ 1,224
S&P 500 E-Mini Index 615 12/20/24 174,986 178,788 3,802
Total 1,112  $ 235,584  $ 240,610  $ 5,026

Growth
Portfolio of Investments September 30, 2024

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.3%
CAPITAL GOODS - 2.7%
1,964,811 (a) Boeing Co $ 298,730
2,890,161 Carrier Global Corp 232,629
575,683 Eaton Corp plc 190,804
413,425 HEICO Corp 108,102
517,995 Honeywell International, Inc 107,075
420,372 Quanta Services, Inc 125,334
TOTAL CAPITAL GOODS 1,062,674
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,112,368 Experian Group Ltd 111,258
591,662 Verisk Analytics, Inc 158,542
845,496 Waste Connections, Inc 151,191
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 420,991
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.9%
15,564,426 (a) Amazon.com, Inc 2,900,120
2,075,482 TJX Cos, Inc 243,952
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,144,072
CONSUMER DURABLES & APPAREL - 0.4%
9,250 (a) NVR, Inc 90,759
11,810,500 PRADA S.p.A 90,323
TOTAL CONSUMER DURABLES & APPAREL 181,082
CONSUMER SERVICES - 5.0%
187,177 Booking Holdings, Inc 788,412
8,337,634 (a) Carnival Corp 154,079
4,195,674 (a) Chipotle Mexican Grill, Inc (Class A) 241,755
3,718,329 (a) DraftKings, Inc 145,758
667,459 (a) Flutter Entertainment plc 156,954
45,935 (a) Flutter Entertainment plc 10,899
1,089,401 Restaurant Brands International, Inc 78,568
4,342,071 Starbucks Corp 423,309
TOTAL CONSUMER SERVICES 1,999,734
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
1,155,229 Costco Wholesale Corp 1,024,134
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,024,134
ENERGY - 0.2%
541,317 Diamondback Energy, Inc 93,323
TOTAL ENERGY 93,323
FINANCIAL SERVICES - 5.6%
122,621 (a),(b) Adyen NV 191,978
1,419,613 (a) Fiserv, Inc 255,033
1,822,457 Mastercard, Inc (Class A) 899,929
3,047,541 (a) PayPal Holdings, Inc 237,800
3,057,448 (a) Rocket Cos, Inc 58,672
2,175,348 Visa, Inc (Class A) 598,112
TOTAL FINANCIAL SERVICES 2,241,524
FOOD, BEVERAGE & TOBACCO - 0.4%
7,694,504 (c) Davide Campari-Milano NV 65,223
1,996,216 (a) Monster Beverage Corp 104,143
TOTAL FOOD, BEVERAGE & TOBACCO 169,366
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
483,657 (a) Align Technology, Inc 123,004
3,887,411 (a) DexCom, Inc 260,612
265,819 Elevance Health, Inc 138,226
1,362,407 (a) Intuitive Surgical, Inc 669,310
689,633 UnitedHealth Group, Inc 403,214

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
586,854 (a) Veeva Systems, Inc $ 123,163
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,717,529
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
935,562 Estee Lauder Cos (Class A) 93,266
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 93,266
INSURANCE - 0.9%
1,498,541 Progressive Corp 380,270
TOTAL INSURANCE 380,270
MATERIALS - 1.5%
5,226,684 Corteva, Inc 307,277
614,658 Linde plc 293,106
TOTAL MATERIALS 600,383
MEDIA & ENTERTAINMENT - 13.3%
6,540,715 Alphabet, Inc 1,093,542
5,432,383 Alphabet, Inc (Class A) 900,961
271,485 (a),(c) Liberty Media Corp-Liberty Formula One (Class C) 21,021
3,228,927 (a) Match Group, Inc 122,182
4,903,145 Meta Platforms, Inc 2,806,756
387,965 (a) NetFlix, Inc 275,172
1,008,583 Walt Disney Co 97,016
TOTAL MEDIA & ENTERTAINMENT 5,316,650
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
592,727 Amgen, Inc 190,982
1,336,837 AstraZeneca plc (ADR) 104,153
1,071,325 Eli Lilly & Co 949,130
103,246 (a),(c) GRAIL, Inc 1,421
619,463 (a) Illumina, Inc 80,784
4,385,235 Novo Nordisk A.S. 520,139
2,577,256 Novo Nordisk A.S. (ADR) 306,874
97,918 (a) Regeneron Pharmaceuticals, Inc 102,935
663,352 Zoetis, Inc 129,606
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,386,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.6%
629,966 (a) Advanced Micro Devices, Inc 103,365
1,845,552 Applied Materials, Inc 372,894
10,211,800 Broadcom, Inc 1,761,535
325,791 Lam Research Corp 265,871
42,529 Monolithic Power Systems, Inc 39,318
39,093,705 Nvidia Corp 4,747,540
5,131,000 Taiwan Semiconductor Manufacturing Co Ltd 154,721
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,445,244
SOFTWARE & SERVICES - 19.2%
728,990 (a) Atlassian Corp Ltd 115,771
761,036 (a) Crowdstrike Holdings, Inc 213,448
720,927 Intuit, Inc 447,695
10,548,017 Microsoft Corp 4,538,812
920,946 (a) Palo Alto Networks, Inc 314,779
895,755 (a) PTC, Inc 161,827
314,718 Roper Industries, Inc 175,122
1,932,998 Salesforce, Inc 529,081
666,196 (a) ServiceNow, Inc 595,839
1,237,275 (a) Shopify, Inc (Class A) 99,155
539,689 (a) Synopsys, Inc 273,293
770,180 (a) Workday, Inc 188,240
TOTAL SOFTWARE & SERVICES 7,653,062
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
12,399,911 Apple, Inc 2,889,179
770,269 (a) Arista Networks, Inc 295,645
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,184,824
TRANSPORTATION - 1.4%
8,050,962 (a) Grab Holdings Ltd 30,594

Growth

Portfolio of Investments September 30, 2024
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
6,947,972 (a) Uber Technologies, Inc $ 522,209
TOTAL TRANSPORTATION 552,803
TOTAL COMMON STOCKS
(Cost $23,791,137) 39,666,955
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.6%
639,537 iShares Russell 1000 Growth ETF 240,069
TOTAL INVESTMENT COMPANIES
(Cost $223,579) 240,069
TOTAL LONG-TERM INVESTMENTS
(Cost $24,014,716) 39,907,024
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.0%
$ 814,000 Federal National Mortgage Association (FNMA) 0 .000% 10/23/24 812
TOTAL GOVERNMENT AGENCY DEBT 812
REPURCHASE AGREEMENT - 0.1%
36,900,000 (d) Bank of New York Mellon 4 .860 10/01/24 36,900
TOTAL REPURCHASE AGREEMENT 36,900
TREASURY DEBT - 0.1%
20,000,000 United States Treasury Bill 0 .000 10/29/24 19,926
5,000,000 United States Treasury Bill 0 .000 11/26/24 4,964
TOTAL TREASURY DEBT 24,890
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,602) 62,602
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
124,228 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (f) 124
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $124) 124
TOTAL INVESTMENTS - 100.1%
(Cost $24,077,442) 39,969,750
OTHER ASSETS & LIABILITIES, NET - (0.1)% (38,653)
NET ASSETS - 100.0% $39,931,097
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $191,977,744 or 0.5% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,382,600.
(d) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $37,611,814 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $37,638,072.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments September 30, 2024
Equity Index

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.7%
49,971 (a) Adient plc $ 1,128
60,325 (a) American Axle & Manufacturing Holdings, Inc 373
131,438 (a) Aptiv plc 9,465
30,671 Atmus Filtration Technologies, Inc 1,151
93,706 BorgWarner, Inc 3,401
8,573 (a) Cooper-Standard Holdings, Inc 119
60,557 Dana Inc 639
12,642 (a) Dorman Products, Inc 1,430
1,792,749 Ford Motor Co 18,931
23,054 (a) Fox Factory Holding Corp 957
513,609 General Motors Co 23,030
104,978 Gentex Corp 3,117
18,149 (a) Gentherm, Inc 845
139,195 (a) Goodyear Tire & Rubber Co 1,232
67,182 Harley-Davidson, Inc 2,588
26,694 (a) Holley, Inc 79
12,667 (b) LCI Industries 1,527
21,196 Lear Corp 2,313
372,353 (a),(b) Lucid Group, Inc 1,314
122,392 (a),(b) Luminar Technologies, Inc 110
25,388 (a),(b) Modine Manufacturing Co 3,371
10,528 Patrick Industries, Inc 1,499
23,111 Phinia, Inc 1,064
111,576 (a) QuantumScape Corp 642
386,669 (a),(b) Rivian Automotive, Inc 4,338
29,093 (a),(b) Solid Power, Inc 39
11,405 Standard Motor Products, Inc 379
20,247 (a) Stoneridge, Inc 227
1,284,375 (a) Tesla, Inc 336,031
22,833 (b) Thor Industries, Inc 2,509
12,140 (a) Visteon Corp 1,156
17,654 Winnebago Industries, Inc 1,026
9,934 (a) XPEL, Inc 431
TOTAL AUTOMOBILES & COMPONENTS 426,461
BANKS - 3.6%
4,682 1st Source Corp 280
4,331 ACNB Corp 189
7,212 Amalgamated Financial Corp 226
12,491 Amerant Bancorp, Inc 267
38,500 Ameris Bancorp 2,402
4,191 Ames National Corp 76
9,484 Arrow Financial Corp 272
63,489 Associated Banc-Corp 1,368
50,266 Atlantic Union Bankshares Corp 1,894
31,941 (a) Axos Financial, Inc 2,008
70,633 Banc of California, Inc 1,040
10,077 Bancfirst Corp 1,061
18,804 (a) Bancorp, Inc 1,006
3,732 (b) Bank First Corp 338
3,124,673 Bank of America Corp 123,987
23,380 (b) Bank of Hawaii Corp 1,468
7,728 Bank of Marin Bancorp 155
7,072 Bank of NT Butterfield & Son Ltd 261
40,698 Bank OZK 1,750
27,509 BankUnited, Inc 1,002
15,735 Banner Corp 937
11,016 Bar Harbor Bankshares 340
6,589 BayCom Corp 156

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
7,362 BCB Bancorp, Inc $ 91
26,834 Berkshire Hills Bancorp, Inc 723
13,432 (a) Blue Foundry Bancorp 138
8,083 BOK Financial Corp 846
10,571 (a) Bridgewater Bancshares, Inc 150
38,089 Brookline Bancorp, Inc 384
6,190 Burke & Herbert Financial Services Corp 378
6,436 Business First Bancshares, Inc 165
5,576 Byline Bancorp, Inc 149
85,151 Cadence Bank 2,712
7,078 Camden National Corp 292
4,609 (b) Capital Bancorp, Inc 119
9,158 Capital City Bank Group, Inc 323
33,828 Capitol Federal Financial, Inc 198
14,623 (a) Carter Bankshares, Inc 254
25,721 Cathay General Bancorp 1,105
21,511 Central Pacific Financial Corp 635
3,292 (b) ChoiceOne Financial Services, Inc 102
885,763 Citigroup, Inc 55,449
9,568 (b) Citizens & Northern Corp 188
206,881 Citizens Financial Group, Inc 8,497
2,179 (b) Citizens Financial Services, Inc 128
4,775 City Holding Co 561
7,262 Civista Bancshares, Inc 129
9,772 CNB Financial Corp 235
5,328 (a) Coastal Financial Corp 288
8,393 Colony Bankcorp, Inc 130
97,984 Columbia Banking System, Inc 2,558
17,061 (a) Columbia Financial, Inc 291
69,667 Comerica, Inc 4,174
46,985 Commerce Bancshares, Inc 2,791
29,222 Community Bank System, Inc 1,697
16,516 Community Trust Bancorp, Inc 820
7,965 Community West Bancshares 153
21,722 ConnectOne Bancorp, Inc 544
2,974 (a) CrossFirst Bankshares, Inc 50
24,821 Cullen/Frost Bankers, Inc 2,776
19,196 (a) Customers Bancorp, Inc 892
45,531 CVB Financial Corp 811
19,153 Dime Community Bancshares, Inc 552
17,266 Eagle Bancorp, Inc 390
64,760 East West Bancorp, Inc 5,358
106,659 Eastern Bankshares, Inc 1,748
6,481 Enterprise Bancorp, Inc 207
16,077 Enterprise Financial Services Corp 824
7,477 (b) Equity Bancshares, Inc 306
3,546 Esquire Financial Holdings, Inc 231
6,206 Farmers & Merchants Bancorp, Inc 172
18,150 Farmers National Banc Corp 274
13,107 FB Financial Corp 615
2,294 Fidelity D&D Bancorp, Inc 113
331,334 Fifth Third Bancorp 14,194
10,211 Financial Institutions, Inc 260
15,371 First Bancorp 639
75,472 First BanCorp 1,598
6,485 First Bancorp, Inc 171
6,018 First Bancshares, Inc 193
7,950 First Bank 121
26,747 First Busey Corp 696
4,107 First Business Financial Services, Inc 187
5,215 First Citizens Bancshares, Inc (Class A) 9,601
52,091 First Commonwealth Financial Corp 893

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
12,139 First Community Bancshares, Inc $ 524
44,172 First Financial Bancorp 1,114
70,877 First Financial Bankshares, Inc 2,623
505 First Financial Corp 22
19,660 First Foundation, Inc 123
71,845 First Hawaiian, Inc 1,663
266,280 First Horizon National Corp 4,135
3,850 First Internet Bancorp 132
43,798 First Interstate BancSystem, Inc 1,344
29,933 First Merchants Corp 1,114
7,120 First Mid Bancshares, Inc 277
15,462 First of Long Island Corp 199
4,047 (a) First Western Financial, Inc 81
6,452 Five Star Bancorp 192
4,145 Flushing Financial Corp 60
157,037 FNB Corp 2,216
3,291 FS Bancorp, Inc 146
75,484 Fulton Financial Corp 1,369
7,652 (a),(b) FVCBankcorp, Inc 100
5,087 German American Bancorp, Inc 197
63,141 Glacier Bancorp, Inc 2,886
1,871 Great Southern Bancorp, Inc 107
3,479 Greene County Bancorp, Inc 108
1,346 Guaranty Bancshares, Inc 46
47,878 Hancock Whitney Corp 2,450
23,963 Hanmi Financial Corp 446
16,668 HarborOne Bancorp, Inc 216
6,442 HBT Financial, Inc 141
13,408 Heartland Financial USA, Inc 760
25,661 Heritage Commerce Corp 254
22,188 Heritage Financial Corp 483
35,248 Hilltop Holdings, Inc 1,134
997 Hingham Institution For Savings The 243
4,264 Home Bancorp, Inc 190
81,882 Home Bancshares, Inc 2,218
15,022 HomeStreet, Inc 237
13,541 HomeTrust Bancshares, Inc 461
59,403 Hope Bancorp, Inc 746
2,709 Horizon Bancorp, Inc 42
675,748 Huntington Bancshares, Inc 9,933
17,558 Independent Bank Corp 586
9,002 Independent Bank Corp 532
20,253 Independent Bank Group, Inc 1,168
25,194 International Bancshares Corp 1,506
5,837 (b) John Marshall Bancorp, Inc 115
1,321,129 JPMorgan Chase & Co 278,573
8,268 Kearny Financial Corp 57
434,062 Keycorp 7,271
13,317 Lakeland Financial Corp 867
14,926 Live Oak Bancshares, Inc 707
72,782 M&T Bank Corp 12,964
1,529 Mercantile Bank Corp 67
10,190 Metrocity Bankshares, Inc 312
4,420 (a) Metropolitan Bank Holding Corp 232
7,348 Mid Penn Bancorp, Inc 219
3,829 (b) Middlefield Banc Corp 110
10,800 Midland States Bancorp, Inc 242
7,821 MidWestOne Financial Group, Inc 223
5,369 MVB Financial Corp 104
19,324 National Bank Holdings Corp 814
18,373 (a) NB Bancorp, Inc 341
21,431 NBT Bancorp, Inc 948

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
118,693 (b) New York Community Bancorp, Inc $ 1,333
6,480 Nicolet Bankshares, Inc 620
3,442 Northeast Bank 265
5,507 Northeast Community Bancorp, Inc 146
5,388 Northfield Bancorp, Inc 63
2,656 Northrim BanCorp, Inc 189
59,870 Northwest Bancshares, Inc 801
3,544 Norwood Financial Corp 98
1,431,922 (a) NU Holdings Ltd 19,546
12,012 OceanFirst Financial Corp 223
33,903 OFG Bancorp 1,523
140,017 Old National Bancorp 2,613
21,667 Old Second Bancorp, Inc 338
2,418 Orange County Bancorp, Inc 146
11,057 Origin Bancorp, Inc 356
5,318 Orrstown Financial Services, Inc 191
51,153 Pacific Premier Bancorp, Inc 1,287
7,855 Park National Corp 1,319
5,178 Parke Bancorp, Inc 108
20,574 Pathward Financial, Inc 1,358
5,966 PCB Bancorp 112
267 Peapack Gladstone Financial Corp 7
4,697 Peoples Bancorp, Inc 141
5,712 Peoples Financial Services Corp 268
41,191 (b) Pinnacle Financial Partners, Inc 4,035
2,662 Plumas Bancorp 109
183,827 PNC Financial Services Group, Inc 33,980
11,515 (a) Ponce Financial Group, Inc 135
32,476 Popular, Inc 3,256
2,087 Preferred Bank 167
20,188 Premier Financial Corp 474
8,140 Primis Financial Corp 99
41,648 Prosperity Bancshares, Inc 3,002
17,387 Provident Financial Services, Inc 323
8,729 QCR Holdings, Inc 646
9,265 RBB Bancorp 213
2,235 Red River Bancshares, Inc 116
446,451 Regions Financial Corp 10,416
30,881 Renasant Corp 1,004
6,104 Republic Bancorp, Inc (Class A) 399
13,081 (b) S&T Bancorp, Inc 549
22,606 Sandy Spring Bancorp, Inc 709
34,531 Seacoast Banking Corp of Florida 920
24,631 ServisFirst Bancshares, Inc 1,982
9,123 Shore Bancshares, Inc 128
8,919 (b) Sierra Bancorp 258
55,218 Simmons First National Corp (Class A) 1,189
5,382 SmartFinancial, Inc 157
5,202 South Plains Financial, Inc 176
4,079 (a) Southern First Bancshares, Inc 139
4,139 Southern Missouri Bancorp, Inc 234
3,924 Southern States Bancshares, Inc 121
10,544 Southside Bancshares, Inc 352
38,442 (b) SouthState Corp 3,736
23,920 Stellar Bancorp, Inc 619
11,262 (b) Stock Yards Bancorp, Inc 698
74,250 Synovus Financial Corp 3,302
27,678 (a) Texas Capital Bancshares, Inc 1,978
6,549 (a) Third Coast Bancshares, Inc 175
3,562 Timberland Bancorp, Inc 108
7,201 Tompkins Trustco, Inc 416
34,516 Towne Bank 1,141

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
19,212 Trico Bancshares $ 819
10,668 (a) Triumph Financial, Inc 849
617,683 Truist Financial Corp 26,418
2,656 TrustCo Bank Corp NY 88
34,442 Trustmark Corp 1,096
23,900 UMB Financial Corp 2,512
68,198 United Bankshares, Inc 2,530
48,352 United Community Banks, Inc 1,406
3,873 Unity Bancorp, Inc 132
5,426 Univest Financial Corp 153
732,251 US Bancorp 33,486
154,740 Valley National Bancorp 1,402
22,054 Veritex Holdings, Inc 580
25,531 Washington Federal, Inc 890
3,676 Washington Trust Bancorp, Inc 118
85,391 Webster Financial Corp 3,980
1,620,129 Wells Fargo & Co 91,521
21,097 WesBanco, Inc 628
11,970 West Bancorporation, Inc 228
13,352 Westamerica Bancorporation 660
44,492 Western Alliance Bancorp 3,848
33,758 Wintrust Financial Corp 3,664
37,346 WSFS Financial Corp 1,904
67,952 Zions Bancorporation 3,209
TOTAL BANKS 915,075
CAPITAL GOODS - 6.6%
29,422 (a),(b) 374Water, Inc 40
66,252 (a) 3D Systems Corp 188
257,659 3M Co 35,222
49,028 A.O. Smith Corp 4,404
32,247 Aaon, Inc 3,478
11,925 (a) AAR Corp 779
13,778 Acuity Brands, Inc 3,794
31,531 Advanced Drainage Systems, Inc 4,955
58,431 Aecom Technology Corp 6,034
12,268 (a) Aerovironment, Inc 2,460
8,143 (a) AerSale Corp 41
22,585 (b) AGCO Corp 2,210
38,659 Air Lease Corp 1,751
5,157 Alamo Group, Inc 929
16,794 Albany International Corp (Class A) 1,492
37,089 Allegion plc 5,405
6,739 Allied Motion Technologies, Inc 128
40,667 Allison Transmission Holdings, Inc 3,907
10,745 Alta Equipment Group, Inc 72
13,776 (a) Ameresco, Inc 523
16,039 (a) American Superconductor Corp 379
7,436 (a) American Woodmark Corp 695
106,449 Ametek, Inc 18,278
98,441 (a) API Group Corp 3,251
4,551 (b) Apogee Enterprises, Inc 319
17,287 Applied Industrial Technologies, Inc 3,857
63,826 (a),(b) Archer Aviation, Inc 193
26,444 Arcosa, Inc 2,506
10,471 Argan, Inc 1,062
20,887 Armstrong World Industries, Inc 2,745
69,116 (a),(b) Array Technologies, Inc 456
15,250 Astec Industries, Inc 487
15,755 (a) Astronics Corp 307
16,113 Atkore, Inc 1,365
32,661 (a) Axon Enterprise, Inc 13,051
60,195 (a) AZEK Co, Inc 2,817

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,571 AZZ, Inc $ 1,121
25,595 Barnes Group, Inc 1,034
30,037 (a) Beacon Roofing Supply, Inc 2,596
19,926 (a),(b) Blink Charging Co 34
75,992 (a),(b) Bloom Energy Corp 802
16,572 (a) Blue Bird Corp 795
4,896 (a) BlueLinx Holdings, Inc 516
273,093 (a) Boeing Co 41,521
16,526 Boise Cascade Co 2,330
4,978 (a),(b) Bowman Consulting Group Ltd 120
13,313 (b) Brookfield Business Corp 337
55,410 (a) Builders FirstSource, Inc 10,742
40,627 BWX Technologies, Inc 4,416
8,469 Cadre Holdings, Inc 321
21,215 Carlisle Cos, Inc 9,541
386,454 Carrier Global Corp 31,106
225,378 Caterpillar, Inc 88,150
6,740 (a),(b) Centuri Holdings, Inc 109
120,169 (a),(b) ChargePoint Holdings, Inc 165
20,872 (a),(b) Chart Industries, Inc 2,591
368,329 CNH Industrial NV 4,088
14,727 Columbus McKinnon Corp 530
17,475 Comfort Systems USA, Inc 6,821
15,927 (a),(b) Commercial Vehicle Group, Inc 52
13,197 (a) Concrete Pumping Holdings, Inc 76
11,212 (a) Construction Partners, Inc 783
83,036 (a) Core & Main, Inc 3,687
21,581 Crane Co 3,416
7,468 CSW Industrials, Inc 2,736
65,168 Cummins, Inc 21,101
16,504 Curtiss-Wright Corp 5,425
30,728 (a),(b) Custom Truck One Source, Inc 106
117,710 Deere & Co 49,124
27,073 (a) DNOW, Inc 350
52,930 Donaldson Co, Inc 3,901
16,771 Douglas Dynamics, Inc 463
62,548 Dover Corp 11,993
8,048 (a) Ducommun, Inc 530
11,117 (a) DXP Enterprises, Inc 593
11,046 (a) Dycom Industries, Inc 2,177
184,389 Eaton Corp plc 61,114
21,296 EMCOR Group, Inc 9,169
262,231 Emerson Electric Co 28,680
24,905 (a) Energy Recovery, Inc 433
12,892 (a),(b) Energy Vault Holdings, Inc 12
32,971 Enerpac Tool Group Corp 1,381
18,213 EnerSys 1,859
55,762 (a),(b) Enovix Corp 521
11,263 EnPro Industries, Inc 1,827
28,088 Esab Corp 2,986
13,003 ESCO Technologies, Inc 1,677
9,017 (a),(b) Eve Holding, Inc 29
266,692 Fastenal Co 19,047
32,884 Federal Signal Corp 3,073
55,538 Flowserve Corp 2,871
18,242 (a),(b) Fluence Energy, Inc 414
79,566 (a) Fluor Corp 3,796
154,932 Fortive Corp 12,229
58,578 Fortune Brands Innovations, Inc 5,245
20,104 Franklin Electric Co, Inc 2,107
54,773 (a),(b) Freyr Battery, Inc 53
49,125 FTAI Aviation Ltd 6,529

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
176,294 (a),(b) FuelCell Energy, Inc $ 67
79,515 (a) Gates Industrial Corp plc 1,396
14,376 (b) GATX Corp 1,904
125,890 (a) GE Vernova, Inc 32,099
4,819 (a) Gencor Industries, Inc 101
26,482 (a) Generac Holdings, Inc 4,207
125,655 General Dynamics Corp 37,973
501,859 General Electric Co 94,641
17,907 (a) Gibraltar Industries, Inc 1,252
9,938 Global Industrial Co 338
14,160 (a) GMS, Inc 1,282
12,385 Gorman-Rupp Co 482
78,611 Graco, Inc 6,879
95,580 (a),(b) GrafTech International Ltd 126
4,871 (a) Graham Corp 144
20,341 Granite Construction, Inc 1,613
44,924 (a) Great Lakes Dredge & Dock Corp 473
14,394 Greenbrier Cos, Inc 733
20,793 Griffon Corp 1,456
17,554 H&E Equipment Services, Inc 855
63,817 (a) Hayward Holdings, Inc 979
21,280 HEICO Corp 5,564
38,786 HEICO Corp (Class A) 7,903
16,194 Helios Technologies, Inc 772
13,619 Herc Holdings, Inc 2,171
41,915 Hexcel Corp 2,592
32,149 Hillenbrand, Inc 894
69,001 (a) Hillman Solutions Corp 729
298,810 Honeywell International, Inc 61,767
190,042 Howmet Aerospace, Inc 19,052
25,443 Hubbell, Inc 10,899
22,109 (a) Hudson Technologies, Inc 184
16,667 Huntington Ingalls Industries, Inc 4,406
63,978 (a),(b) Hyliion Holdings Corp 159
7,224 Hyster-Yale Materials Handling, Inc 461
33,873 IDEX Corp 7,266
5,334 (a) IES Holdings, Inc 1,065
136,140 Illinois Tool Works, Inc 35,678
184,113 Ingersoll Rand, Inc 18,073
3,056 Insteel Industries, Inc 95
39,987 ITT, Inc 5,978
41,873 (a),(b) Janus International Group, Inc 423
45,832 (a) JELD-WEN Holding, Inc 725
9,952 John Bean Technologies Corp 980
308,407 Johnson Controls International plc 23,935
5,348 (b) Kadant, Inc 1,808
3,197 Karat Packaging, Inc 83
45,625 (b) Kennametal, Inc 1,183
66,946 (a) Kratos Defense & Security Solutions, Inc 1,560
85,679 L3Harris Technologies, Inc 20,380
9,846 (a) Lawson Products, Inc 379
4,363 (a) LB Foster Co (Class A) 89
14,010 Lennox International, Inc 8,466
24,937 (a) Leonardo DRS, Inc 704
4,566 (a) Limbach Holdings, Inc 346
28,514 (b) Lincoln Electric Holdings, Inc 5,475
5,950 Lindsay Corp 742
4,837 (a),(b) Loar Holdings, Inc 361
98,725 Lockheed Martin Corp 57,711
12,965 LSI Industries, Inc 209
17,575 Luxfer Holdings plc 228
22,630 (a),(b) Manitowoc Co, Inc 218

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
107,444 Masco Corp $ 9,019
32,416 (a) Mastec, Inc 3,990
67,350 (a),(b) Masterbrand, Inc 1,249
12,603 (a) Matrix Service Co 145
5,952 (a) Mayville Engineering Co Inc 125
8,494 McGrath RentCorp 894
96,446 MDU Resources Group, Inc 2,644
30,340 (a),(b) Mercury Computer Systems, Inc 1,123
24,886 (a) Middleby Corp 3,462
7,280 Miller Industries, Inc 444
14,585 Moog, Inc (Class A) 2,946
43,932 (a) MRC Global, Inc 560
19,273 MSC Industrial Direct Co (Class A) 1,659
46,713 Mueller Industries, Inc 3,461
85,916 Mueller Water Products, Inc (Class A) 1,864
6,055 (a) MYR Group, Inc 619
3,534 National Presto Industries, Inc 266
10,242 (a),(b) Net Power, Inc 72
60,488 (a) NEXTracker, Inc 2,267
25,712 Nordson Corp 6,753
64,098 Northrop Grumman Corp 33,848
6,891 (a) Northwest Pipe Co 311
16,026 (a),(b) NuScale Power Corp 186
74,858 nVent Electric plc 5,260
2,354 Omega Flex, Inc 118
14,387 (a) Orion Marine Group, Inc 83
27,603 Oshkosh Corp 2,766
185,303 Otis Worldwide Corp 19,260
39,754 Owens Corning, Inc 7,017
234,595 PACCAR, Inc 23,150
14,228 Park Aerospace Corp 185
59,140 Parker-Hannifin Corp 37,366
3,997 Park-Ohio Holdings Corp 123
20,471 (a) Parsons Corp 2,122
81,606 Pentair plc 7,980
274,975 (a),(b) Plug Power, Inc 621
2,948 Powell Industries, Inc 654
1,801 Preformed Line Products Co 231
28,783 Primoris Services Corp 1,672
15,505 (a) Proto Labs, Inc 455
16,969 Quanex Building Products Corp 471
68,806 Quanta Services, Inc 20,515
13,498 (a) RBC Bearings, Inc 4,041
32,418 Regal-Beloit Corp 5,378
82,950 (a) Resideo Technologies, Inc 1,671
8,757 REV Group, Inc 246
109,316 (a),(b) Rocket Lab USA, Inc 1,064
54,516 Rockwell Automation, Inc 14,635
617,416 RTX Corp 74,806
10,342 Rush Enterprises, Inc 496
22,836 Rush Enterprises, Inc (Class A) 1,206
60,321 Sensata Technologies Holding plc 2,163
63,890 (a),(b) SES AI Corp 41
81,772 (a),(b) Shoals Technologies Group, Inc 459
18,886 Shyft Group, Inc 237
19,894 Simpson Manufacturing Co, Inc 3,805
24,415 (a) SiteOne Landscape Supply, Inc 3,684
23,368 Snap-On, Inc 6,770
59,911 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,948
23,935 (a) SPX Technologies, Inc 3,817
4,143 Standex International Corp 757
70,587 Stanley Black & Decker, Inc 7,774

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,737 (a) Sterling Construction Co, Inc $ 1,992
110,732 (a),(b) Sunrun, Inc 2,000
10,462 (b) Tecnoglass, Inc 718
10,075 Tennant Co 968
35,787 Terex Corp 1,894
87,191 Textron, Inc 7,723
24,419 (a),(b) Thermon Group Holdings, Inc 729
26,899 Timken Co 2,267
27,553 (a) Titan International, Inc 224
11,613 (a) Titan Machinery, Inc 162
51,928 Toro Co 4,504
104,397 Trane Technologies plc 40,582
3,856 (a),(b) Transcat, Inc 466
25,384 TransDigm Group, Inc 36,226
52,464 (a) Trex Co, Inc 3,493
37,946 Trinity Industries, Inc 1,322
32,779 (a) Triumph Group, Inc 423
27,269 (a),(b) Tutor Perini Corp 741
26,618 UFP Industries, Inc 3,493
30,210 United Rentals, Inc 24,462
7,860 (a) V2X, Inc 439
7,929 (b) Valmont Industries, Inc 2,299
164,299 Vertiv Holdings Co 16,346
12,845 (a) Vicor Corp 541
4,297 (a) Virgin Galactic Holdings, Inc 26
19,912 W.W. Grainger, Inc 20,685
23,411 Wabash National Corp 449
16,513 Watsco, Inc 8,122
12,667 Watts Water Technologies, Inc (Class A) 2,624
22,053 WESCO International, Inc 3,704
76,763 Westinghouse Air Brake Technologies Corp 13,953
1,487 Willis Lease Finance Corp 221
89,818 (a) WillScot Mobile Mini Holdings Corp 3,377
30,482 Woodward Inc 5,228
17,318 (a),(b) Xometry, Inc 318
113,464 Xylem, Inc 15,321
65,462 (b) Zurn Elkay Water Solutions Corp 2,353
TOTAL CAPITAL GOODS 1,684,993
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
27,128 ABM Industries, Inc 1,431
5,587 ACCO Brands Corp 31
57,811 (a) ACV Auctions, Inc 1,175
174,070 (a) Alight, Inc 1,288
54,252 (a) Amentum Holdings, Inc 1,750
11,286 Aris Water Solution, Inc 190
19,073 (a) ASGN, Inc 1,778
392,127 (a) Aurora Innovation, Inc 2,321
188,316 Automatic Data Processing, Inc 52,113
20,580 Barrett Business Services, Inc 772
7,610 (a),(b) BlackSky Technology, Inc 36
61,673 Booz Allen Hamilton Holding Corp 10,038
16,522 (a) BrightView Holdings, Inc 260
18,487 Brink's Co 2,138
53,827 Broadridge Financial Solutions, Inc 11,574
9,248 (a) CACI International, Inc (Class A) 4,666
26,846 (a) Casella Waste Systems, Inc (Class A) 2,671
18,053 (a) CBIZ, Inc 1,215
14,787 (a) CECO Environmental Corp 417
8,021 (a) Cimpress plc 657
159,032 Cintas Corp 32,742
226,376 (a),(b) Clarivate plc 1,607
23,755 (a) Clean Harbors, Inc 5,742

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
21,043 (b) Concentrix Corp $ 1,078
91,431 (a) Conduent, Inc 368
395,018 (a) Copart, Inc 20,699
49,610 (a),(b) CoreCivic, Inc 628
192,612 (a) CoStar Group, Inc 14,531
3,881 CRA International, Inc 680
17,763 CSG Systems International, Inc 864
22,984 Deluxe Corp 448
20,676 (a),(b) Driven Brands Holdings, Inc 295
129,661 (b) Dun & Bradstreet Holdings, Inc 1,492
1,045 Ennis, Inc 25
56,961 Equifax, Inc 16,739
86,090 (a) ExlService Holdings, Inc 3,284
28,338 Exponent, Inc 3,267
15,944 (a),(b) First Advantage Corp 317
7,582 (a) Forrester Research, Inc 137
7,620 (a) Franklin Covey Co 313
16,142 (a) FTI Consulting, Inc 3,673
81,103 Genpact Ltd 3,180
42,598 (a) GEO Group, Inc 547
42,732 (a) Harsco Corp 442
40,910 (a) Healthcare Services Group 457
14,300 Heidrick & Struggles International, Inc 556
37,280 Herman Miller, Inc 923
27,032 HNI Corp 1,455
9,371 (a) Huron Consulting Group, Inc 1,019
6,267 ICF International, Inc 1,045
12,531 (a),(b) Innodata, Inc 210
19,828 Insperity, Inc 1,745
44,581 Interface, Inc 846
54,252 Jacobs Solutions, Inc 7,102
55,084 KBR, Inc 3,588
20,372 Kelly Services, Inc (Class A) 436
11,207 Kforce, Inc 689
29,134 Korn/Ferry International 2,192
52,870 (a),(b) LanzaTech Global, Inc 101
13,624 (a) Legalzoom.com, Inc 87
58,084 Leidos Holdings, Inc 9,468
19,090 (a) Liquidity Services, Inc 435
25,524 Manpower, Inc 1,877
16,885 Matthews International Corp (Class A) 392
23,344 MAXIMUS, Inc 2,175
12,017 (a) Montrose Environmental Group, Inc 316
15,466 MSA Safety, Inc 2,743
4,961 NL Industries, Inc 37
5,211 (a) NV5 Global, Inc 487
67,918 (a) OPENLANE, Inc 1,146
149,731 Paychex, Inc 20,092
24,132 Paycom Software, Inc 4,020
33,846 (a),(b) Performant Financial Corp 127
95,984 Pitney Bowes, Inc 684
79,689 (a),(b) Planet Labs PBC 178
83,579 RB Global, Inc 6,727
4,854 (a) Red Violet, Inc 138
94,041 Republic Services, Inc 18,887
20,546 Resources Connection, Inc 199
52,374 Robert Half International, Inc 3,531
131,128 Rollins, Inc 6,632
23,991 Science Applications International Corp 3,341
10,651 (a),(b) Spire Global, Inc 106
100,288 SS&C Technologies Holdings, Inc 7,442
61,807 Steelcase, Inc (Class A) 834

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
36,817 (a) Stericycle, Inc $ 2,246
12,139 (a) Sterling Check Corp 203
125,535 Tetra Tech, Inc 5,920
92,480 TransUnion 9,683
15,001 TriNet Group, Inc 1,455
19,072 (a) TrueBlue, Inc 151
10,054 TTEC Holdings, Inc 59
8,983 Unifirst Corp 1,784
63,645 (a) Upwork, Inc 665
109,137 Veralto Corp 12,208
65,812 Verisk Analytics, Inc 17,635
63,620 (a) Verra Mobility Corp 1,769
54,222 Vestis Corp 808
15,178 (a) Viad Corp 544
5,586 (b) VSE Corp 462
184,914 Waste Management, Inc 38,388
5,398 (a) Willdan Group, Inc 221
21,544 (a) WNS Holdings Ltd 1,136
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 419,421
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
18,290 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 145
18,402 Aaron's Co, Inc 183
23,424 (a) Abercrombie & Fitch Co (Class A) 3,277
36,738 Academy Sports & Outdoors, Inc 2,144
28,577 (b) Advance Auto Parts, Inc 1,114
4,291,133 (a) Amazon.com, Inc 799,567
85,497 American Eagle Outfitters, Inc 1,914
3,312 (a) America's Car-Mart, Inc 139
23,822 (b) Arhaus, Inc 293
65,041 (b) Arko Corp 457
7,272 (a),(b) Asbury Automotive Group, Inc 1,735
12,767 (a) Autonation, Inc 2,284
8,017 (a) Autozone, Inc 25,254
62,461 (a),(b) BARK, Inc 102
101,629 (b) Bath & Body Works, Inc 3,244
101,281 Best Buy Co, Inc 10,462
15,681 (a) Boot Barn Holdings, Inc 2,623
14,004 (b) Buckle, Inc 616
7,271 (b) Build-A-Bear Workshop, Inc 250
29,889 (a) Burlington Stores, Inc 7,875
20,111 (b) Caleres, Inc 665
22,123 (b) Camping World Holdings, Inc 536
78,807 (a) Carmax, Inc 6,098
47,579 (a) Carvana Co 8,284
3,852 (a),(b) Citi Trends, Inc 71
543,705 (a) Coupang, Inc 13,348
32,814 (b) Designer Brands, Inc 242
30,615 (a) Destination XL Group, Inc 90
25,367 Dick's Sporting Goods, Inc 5,294
1,003 (b) Dillard's, Inc (Class A) 385
223,779 eBay, Inc 14,570
61,188 (a) Etsy, Inc 3,398
34,837 (a),(b) EVgo, Inc 144
92,715 Ferguson Enterprises, Inc 18,410
27,604 (a) Five Below, Inc 2,439
49,914 (a) Floor & Decor Holdings, Inc 6,198
33,391 Foot Locker, Inc 863
10,965 (a) Funko, Inc 134
173,081 (a) GameStop Corp (Class A) 3,969
81,317 Gap, Inc 1,793
7,998 (a) Genesco, Inc 217
64,617 Genuine Parts Co 9,026

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
10,931 (a),(b) GigaCloud Technology, Inc $ 251
4,452 (b) Group 1 Automotive, Inc 1,705
10,720 (a),(b) Groupon, Inc 105
29,518 (a),(b) GrowGeneration Corp 63
9,098 Haverty Furniture Cos, Inc 250
457,201 Home Depot, Inc 185,258
65,995 (b) Kohl's Corp 1,392
9,431 (a) Lands' End, Inc 163
59,869 (a),(b) Leslie's, Inc 189
13,553 Lithia Motors, Inc (Class A) 4,305
113,390 LKQ Corp 4,527
265,639 Lowe's Cos, Inc 71,948
109,170 Macy's, Inc 1,713
11,739 (a) MarineMax, Inc 414
18,107 Monro Muffler, Inc 523
7,522 Murphy USA, Inc 3,707
47,869 (a) National Vision Holdings, Inc 522
57,180 Nordstrom, Inc 1,286
18,624 (a) ODP Corp 554
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 2,678
5,690 (a),(b) OneWater Marine, Inc 136
26,559 (a) O'Reilly Automotive, Inc 30,585
24,586 (a) Overstock.com, Inc 248
6,625 Penske Auto Group, Inc 1,076
40,988 (a) Petco Health & Wellness Co, Inc 186
18,519 Pool Corp 6,978
46,411 (a),(b) RealReal, Inc 146
19,596 (a),(b) Revolve Group, Inc 486
7,732 (a) RH 2,586
147,390 Ross Stores, Inc 22,184
7,776 (a) Sally Beauty Holdings, Inc 105
13,763 (a),(b) Savers Value Village, Inc 145
4,712 (b) Shoe Carnival, Inc 207
20,162 (b) Signet Jewelers Ltd 2,079
13,058 (a) Sleep Number Corp 239
62 Sonic Automotive, Inc (Class A) 4
32,244 (a) Stitch Fix, Inc 91
30,109 (a) ThredUp, Inc 25
6,790 (a) Tilly's, Inc 35
518,624 TJX Cos, Inc 60,959
50,647 Tractor Supply Co 14,735
22,854 (a) Ulta Beauty, Inc 8,893
24,944 Upbound Group, Inc 798
31,536 (a) Urban Outfitters, Inc 1,208
50,913 (a) Valvoline, Inc 2,131
37,799 (a) Victoria's Secret & Co 971
42,783 (a) Warby Parker, Inc 699
41,399 (a),(b) Wayfair, Inc 2,326
59,652 Williams-Sonoma, Inc 9,241
1,945 Winmark Corp 745
11,661 (a) Zumiez, Inc 248
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,411,900
CONSUMER DURABLES & APPAREL - 1.1%
15,286 (b) Acushnet Holdings Corp 974
56,955 (a),(b) Amer Sports, Inc 908
35,953 (a),(b) AMMO, Inc 51
1,361 (a) Beazer Homes USA, Inc 47
14,995 (a) BK LC Lux Finco 2 Sarl 739
35,190 Brunswick Corp 2,950
63,158 (a) Callaway Golf Co 693
42,913 (a) Capri Holdings Ltd 1,821
8,244 (b) Carter's, Inc 536

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
5,040 (a) Cavco Industries, Inc $ 2,158
13,611 Century Communities, Inc 1,402
14,289 Clarus Corp 64
14,763 (b) Columbia Sportswear Co 1,228
23,677 (b) Cricut, Inc 164
24,729 (a),(b) Crocs, Inc 3,581
68,412 (a) Deckers Outdoor Corp 10,908
139,300 DR Horton, Inc 26,574
10,739 (a),(b) Dream Finders Homes, Inc 389
18,783 (b) Ethan Allen Interiors, Inc 599
72,738 (a) Garmin Ltd 12,804
24,084 (a) G-III Apparel Group Ltd 735
74,136 (a) GoPro, Inc 101
7,038 (a) Green Brick Partners, Inc 588
156,073 (a) Hanesbrands, Inc 1,147
65,299 Hasbro, Inc 4,722
13,347 (a) Helen of Troy Ltd 826
5,483 Hooker Furniture Corp 99
2,792 (a) Hovnanian Enterprises, Inc 571
11,276 Installed Building Products, Inc 2,777
15,263 (a),(b) iRobot Corp 133
3,583 Johnson Outdoors, Inc 130
34,928 KB Home 2,993
30,075 Kontoor Brands, Inc 2,460
12,660 (a) Latham Group, Inc 86
25,091 La-Z-Boy, Inc 1,077
4,968 (a) Legacy Housing Corp 136
73,033 Leggett & Platt, Inc 995
108,856 Lennar Corp (Class A) 20,408
2,471 Lennar Corp (Class B) 427
12,635 (a) LGI Homes, Inc 1,498
5,568 (a) Lovesac Co 160
56,686 (a) Lululemon Athletica, Inc 15,382
13,163 (a) M/I Homes, Inc 2,256
13,092 (a) Malibu Boats, Inc 508
8,407 (b) Marine Products Corp 81
13,690 (a),(b) MasterCraft Boat Holdings, Inc 249
127,809 (a) Mattel, Inc 2,435
17,632 Meritage Homes Corp 3,616
28,443 (a) Mohawk Industries, Inc 4,570
11,320 Movado Group, Inc 211
125,637 Newell Rubbermaid, Inc 965
555,426 Nike, Inc (Class B) 49,100
1,342 (a) NVR, Inc 13,167
8,770 (b) Oxford Industries, Inc 761
145,284 (a) Peloton Interactive, Inc 680
24,590 (b) Polaris Industries, Inc 2,047
93,842 Pulte Homes, Inc 13,469
27,406 (a),(b) Purple Innovation, Inc 27
27,729 PVH Corp 2,796
19,684 Ralph Lauren Corp 3,816
3,738 Rocky Brands, Inc 119
31,093 SharkNinja Global SPV Ltd 3,380
61,539 (a) Skechers U.S.A., Inc (Class A) 4,118
28,672 (a) Skyline Champion Corp 2,720
29,016 Smith & Wesson Brands, Inc 377
67,337 (a) Sonos, Inc 828
44,766 (b) Steven Madden Ltd 2,193
3,716 (b) Sturm Ruger & Co, Inc 155
6,084 Superior Uniform Group, Inc 94
96,190 Tapestry, Inc 4,519
44,029 (a) Taylor Morrison Home Corp 3,093

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
87,531 Tempur Sealy International, Inc $ 4,779
46,691 (b) Toll Brothers, Inc 7,213
15,774 (a) TopBuild Corp 6,417
12,158 (a) Traeger, Inc 45
30,903 (a) Tri Pointe Homes, Inc 1,400
84,878 (a) Under Armour, Inc (Class A) 756
110,542 (a) Under Armour, Inc (Class C) 924
164,277 (b) VF Corp 3,277
28,750 (a) Vista Outdoor, Inc 1,126
34,786 (a),(b) Vizio Holding Corp 389
19,639 Whirlpool Corp 2,101
48,726 (b) Wolverine World Wide, Inc 849
46,993 (a) YETI Holdings, Inc 1,928
TOTAL CONSUMER DURABLES & APPAREL 279,595
CONSUMER SERVICES - 2.2%
25,118 (a),(b) Accel Entertainment, Inc 292
86,801 ADT, Inc 628
11,253 (a) Adtalem Global Education, Inc 849
199,913 (a),(b) Airbnb, Inc 25,351
7,436 (a) American Public Education, Inc 110
108,444 Aramark 4,200
17,816 (a) BALLY'S CORP 307
769 (a) Biglari Holdings, Inc (B Shares) 132
15,173 (a) BJ's Restaurants, Inc 494
44,145 (b) Bloomin' Brands, Inc 730
15,808 Booking Holdings, Inc 66,585
31,873 Boyd Gaming Corp 2,061
28,106 (a) Bright Horizons Family Solutions, Inc 3,938
25,489 (a) Brinker International, Inc 1,951
97,639 (a) Caesars Entertainment, Inc 4,075
448,352 (a) Carnival Corp 8,286
11,838 Carriage Services, Inc 389
35,423 (a) Cava Group, Inc 4,387
23,639 (b) Cheesecake Factory 959
54,286 (a) Chegg, Inc 96
641,550 (a) Chipotle Mexican Grill, Inc (Class A) 36,966
13,984 (b) Choice Hotels International, Inc 1,822
32,858 Churchill Downs, Inc 4,443
12,474 (a) Chuy's Holdings, Inc 466
57,806 (a) Coursera, Inc 459
12,944 (b) Cracker Barrel Old Country Store, Inc 587
53,537 Darden Restaurants, Inc 8,787
23,587 (a) Dave & Buster's Entertainment, Inc 803
41,277 (a) Denny's Corp 266
28,592 (a),(b) Despegar.com Corp 355
7,772 Dine Brands Global Inc. 243
15,719 Domino's Pizza, Inc 6,761
156,986 (a) DoorDash, Inc 22,407
196,196 (a) DraftKings, Inc 7,691
17,216 (a) Duolingo, Inc 4,855
43,029 (a) Dutch Bros, Inc 1,378
14,501 (a) El Pollo Loco Holdings, Inc 199
2,242 (a),(c) Empire Resorts, Inc 0 ^
10,835 (a) European Wax Center, Inc 74
45,885 (a) Everi Holdings, Inc 603
57,344 (a) Expedia Group, Inc 8,488
7,524 (a),(b) First Watch Restaurant Group, Inc 117
30,474 (a) Frontdoor, Inc 1,462
16,841 (a) Full House Resorts, Inc 85
16,169 (a),(b) Global Business Travel Group I 124
7,389 (b) Golden Entertainment, Inc 235
1,473 Graham Holdings Co 1,210

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
12,080 (a) Grand Canyon Education, Inc $ 1,714
58,627 H&R Block, Inc 3,726
34,161 (a),(b) Hilton Grand Vacations, Inc 1,241
113,411 Hilton Worldwide Holdings, Inc 26,141
19,921 (b) Hyatt Hotels Corp 3,032
11,356 (a),(b) Inspired Entertainment, Inc 105
54,564 International Game Technology plc 1,162
2,856 (b) Jack in the Box, Inc 133
44,656 (b) Krispy Kreme, Inc 480
2,885 (a),(b) Kura Sushi USA, Inc 232
167,139 Las Vegas Sands Corp 8,414
62,559 Laureate Education, Inc 1,039
20,784 (a),(b) Life Time Group Holdings, Inc 508
38,357 (a) Light & Wonder, Inc 3,480
12,366 (a) Lincoln Educational Services Corp 148
10,890 (a) Lindblad Expeditions Holdings, Inc 101
107,220 Marriott International, Inc (Class A) 26,655
13,041 Marriott Vacations Worldwide Corp 958
330,738 McDonald's Corp 100,713
114,548 (a),(b) MGM Resorts International 4,478
22,276 (a) Mister Car Wash, Inc 145
7,140 Monarch Casino & Resort, Inc 566
22,451 (a),(b) Mondee Holdings, Inc 31
1,387 Nathan's Famous, Inc 112
29,475 (a),(b) Nerdy, Inc 29
204,209 (a) Norwegian Cruise Line Holdings Ltd 4,188
29,338 OneSpaWorld Holdings Ltd 484
18,811 (b) Papa John's International, Inc 1,013
46,409 (a) Penn National Gaming, Inc 875
46,334 Perdoceo Education Corp 1,030
36,517 (a) Planet Fitness, Inc 2,966
18,591 (a) PlayAGS, Inc 212
12,559 (a),(b) Portillo's, Inc 169
13,091 (a) Potbelly Corp 109
6,547 (b) RCI Hospitality Holdings, Inc 292
26,499 Red Rock Resorts, Inc 1,443
111,282 Royal Caribbean Cruises Ltd 19,737
28,549 (a) Rush Street Interactive, Inc 310
186,641 (a) Sabre Corp 685
22,953 (a),(b) SeaWorld Entertainment, Inc 1,161
70,217 Service Corp International 5,542
20,425 (a) Shake Shack, Inc 2,108
42,724 Six Flags Entertainment Corp 1,722
526,478 Starbucks Corp 51,326
11,328 Strategic Education, Inc 1,048
23,465 (a),(b) Stride, Inc 2,002
67,428 Super Group SGHC Ltd 245
44,740 (a),(b) Sweetgreen, Inc 1,586
21,327 (a),(b) Target Hospitality Corp 166
27,222 Texas Roadhouse, Inc (Class A) 4,807
29,960 Travel & Leisure Co 1,381
36,983 (a) Udemy, Inc 275
16,593 (a),(b) Universal Technical Institute, Inc 270
17,157 (b) Vail Resorts, Inc 2,990
75,359 Wendy's Co 1,320
13,605 Wingstop, Inc 5,661
37,299 Wyndham Hotels & Resorts, Inc 2,915
45,857 Wynn Resorts Ltd 4,397
8,699 (a),(b) Xponential Fitness, Inc 108

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
130,045 Yum! Brands, Inc $ 18,169
TOTAL CONSUMER SERVICES 564,761
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
174,481 Albertsons Cos, Inc 3,224
19,849 Andersons, Inc 995
61,928 (a) BJ's Wholesale Club Holdings, Inc 5,108
16,333 Casey's General Stores, Inc 6,137
14,374 (a) Chefs' Warehouse, Inc 604
204,016 Costco Wholesale Corp 180,864
105,007 Dollar General Corp 8,880
96,907 (a) Dollar Tree, Inc 6,815
47,990 (a) Grocery Outlet Holding Corp 842
21,180 (a) HF Foods Group, Inc 76
7,244 Ingles Markets, Inc (Class A) 540
303,811 Kroger Co 17,408
80,852 (a) Maplebear, Inc 3,294
6,410 Natural Grocers by Vitamin Cottage, Inc 190
71,529 (a) Performance Food Group Co 5,606
14,866 Pricesmart, Inc 1,364
7,101 SpartanNash Co 159
46,984 (a) Sprouts Farmers Market, Inc 5,188
227,923 Sysco Corp 17,792
214,312 Target Corp 33,403
30,449 (a),(b) United Natural Foods, Inc 512
108,028 (a) US Foods Holding Corp 6,644
4,843 Village Super Market (Class A) 154
324,604 Walgreens Boots Alliance, Inc 2,908
2,005,065 Walmart, Inc 161,909
8,426 Weis Markets, Inc 581
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 471,197
ENERGY - 3.5%
18,289 (a) Amplify Energy Corp 119
132,151 Antero Midstream Corp 1,989
142,450 (a) Antero Resources Corp 4,081
144,173 APA Corp 3,526
66,096 Archrock, Inc 1,338
17,877 Ardmore Shipping Corp 324
7,867 (b) Atlas Energy Solutions, Inc 171
468,639 Baker Hughes Co 16,941
36,376 Berry Corp 187
88,444 (b) Borr Drilling Ltd 486
4,788 (a),(b) Bristow Group, Inc 166
315,644 Cabot Oil & Gas Corp 7,560
29,784 Cactus, Inc 1,777
30,263 California Resources Corp 1,588
5,171 (a) Centrus Energy Corp 284
89,692 ChampionX Corp 2,704
103,757 Cheniere Energy, Inc 18,660
61,620 (b) Chesapeake Energy Corp 5,068
797,153 Chevron Corp 117,397
29,442 Chord Energy Corp 3,834
36,462 Civitas Resources, Inc 1,848
75,896 (a) Clean Energy Fuels Corp 236
51,225 (a) CNX Resources Corp 1,668
7,387 (b) Comstock Resources, Inc 82
543,069 ConocoPhillips 57,174
8,910 CONSOL Energy, Inc 932
23,258 Core Laboratories, Inc 431
23,570 Crescent Energy Co 258
11,149 (b) CVR Energy, Inc 257
27,497 Delek US Holdings, Inc 516
303,336 Devon Energy Corp 11,867

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
55,111 DHT Holdings, Inc $ 608
83,922 Diamondback Energy, Inc 14,468
21,773 (b) Diversified Energy Co plc 248
9,586 (a),(b) DMC Global, Inc 124
19,179 Dorian LPG Ltd 660
48,260 DT Midstream, Inc 3,796
70,957 (a),(b) Encore Energy Corp 287
56,201 (a),(b) Energy Fuels, Inc 309
270,271 EOG Resources, Inc 33,224
270,233 EQT Corp 9,901
15,511 (b) Evolution Petroleum Corp 82
9,511 Excelerate Energy, Inc 209
39,745 (a) Expro Group Holdings NV 682
2,074,246 Exxon Mobil Corp 243,143
14,619 (b) FLEX LNG Ltd 372
5,005 (a) Forum Energy Technologies, Inc 77
42,501 Golar LNG Ltd 1,562
15,821 (b) Granite Ridge Resources, Inc 94
26,945 (a) Green Plains, Inc 365
6,101 (a) Gulfport Energy Operating Corp 923
11,237 (a) Hallador Energy Co 106
407,333 Halliburton Co 11,833
40,320 (a) Helix Energy Solutions Group, Inc 448
35,444 Helmerich & Payne, Inc 1,078
133,053 Hess Corp 18,069
74,422 HF Sinclair Corp 3,317
6,589 (b) HighPeak Energy, Inc 91
19,159 (a) Innovex International, Inc 281
16,438 International Seaways, Inc 848
909,707 Kinder Morgan, Inc 20,095
8,490 Kinetik Holdings, Inc 384
9,068 Kodiak Gas Services, Inc 263
234,852 (a),(b) Kosmos Energy Ltd 946
75,041 Liberty Energy, Inc 1,433
85,538 Magnolia Oil & Gas Corp 2,089
268,369 Marathon Oil Corp 7,147
165,495 Marathon Petroleum Corp 26,961
61,756 Matador Resources Co 3,052
60,673 Murphy Oil Corp 2,047
4,194 (a) Nabors Industries Ltd 270
5,019 (a) Natural Gas Services Group, Inc 96
24,850 (b) New Fortress Energy, Inc 226
63,344 (a) Newpark Resources, Inc 439
15,430 (a),(b) NextDecade Corp 73
67,065 Noble Corp plc 2,424
66,221 Nordic American Tankers Ltd 243
46,086 Northern Oil and Gas, Inc 1,632
181,097 NOV, Inc 2,892
298,879 Occidental Petroleum Corp 15,404
54,360 (a) Oceaneering International, Inc 1,352
38,178 (a) Oil States International, Inc 176
267,609 ONEOK, Inc 24,387
115,301 Ovintiv, Inc 4,417
23,180 (a) Par Pacific Holdings, Inc 408
159,529 Patterson-UTI Energy, Inc 1,220
46,492 PBF Energy, Inc 1,439
60,358 Peabody Energy Corp 1,602
294,528 Permian Resources Corp 4,009
199,065 Phillips 66 26,167
11,921 (a),(b) ProFrac Holding Corp 81
48,018 (a) ProPetro Holding Corp 368
112,319 Range Resources Corp 3,455

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
51,530 Ranger Energy Services, Inc $ 614
12,558 (a) Rex American Resources Corp 581
4,815 Riley Exploration Permian, Inc 128
44,313 (a),(b) Ring Energy, Inc 71
42,512 RPC, Inc 270
23,780 (a),(b) Sable Offshore Corp 562
16,291 SandRidge Energy, Inc 199
666,903 Schlumberger Ltd 27,977
18,385 Scorpio Tankers, Inc 1,311
12,227 (a) SEACOR Marine Holdings, Inc 118
24,929 (a) Seadrill Ltd 991
6,869 Select Water Solutions, Inc 76
45,041 SFL Corp Ltd 521
33,204 Sitio Royalties Corp 692
53,250 SM Energy Co 2,128
6,855 Solaris Oilfield Infrastructure, Inc 87
525,409 (a) Southwestern Energy Co 3,736
55,355 (a),(b) Talos Energy, Inc 573
103,179 Targa Resources Corp 15,272
190,278 TechnipFMC plc 4,991
35,750 (a) Teekay Corp 329
11,719 Teekay Tankers Ltd 683
66,939 (a) Tetra Technologies, Inc 208
8,745 Texas Pacific Land Corp 7,737
25,843 (a) Tidewater, Inc 1,855
339,662 (a),(b) Transocean Ltd 1,444
137,868 (a),(b) Uranium Energy Corp 856
131,135 (a),(b) Ur-Energy, Inc 156
29,976 (b) Vaalco Energy, Inc 172
31,352 (a),(b) Valaris Ltd 1,748
153,172 Valero Energy Corp 20,683
42,609 Viper Energy Partners LP 1,922
6,863 (a) Vital Energy, Inc 185
13,021 (b) Vitesse Energy, Inc 313
50,011 (b) W&T Offshore, Inc 108
36,238 Weatherford International plc 3,077
571,703 Williams Cos, Inc 26,098
29,960 World Fuel Services Corp 926
TOTAL ENERGY 897,269
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
46,252 Acadia Realty Trust 1,086
45,529 Agree Realty Corp 3,430
5,921 Alexander & Baldwin, Inc 114
1,329 Alexander's, Inc 322
83,569 Alexandria Real Estate Equities, Inc 9,924
6,783 Alpine Income Property Trust, Inc 123
5,188 American Assets Trust, Inc 139
30,360 American Healthcare REIT, Inc 792
145,461 (b) American Homes 4 Rent 5,584
217,309 American Tower Corp 50,537
133,721 Americold Realty Trust, Inc 3,780
73,193 (a) Apartment Investment and Management Co 662
54,528 Apple Hospitality REIT, Inc 810
31,681 Armada Hoffler Properties, Inc 343
65,544 AvalonBay Communities, Inc 14,764
81,787 Boston Properties, Inc 6,581
35,081 Braemar Hotels & Resorts, Inc 108
92,621 Brandywine Realty Trust 504
132,744 Brixmor Property Group, Inc 3,698
77,650 Broadstone Net Lease, Inc 1,471
6,068 BRT Apartments Corp 107
52,715 Camden Property Trust 6,512

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
50,740 CareTrust REIT, Inc $ 1,566
13,650 (b) CBL & Associates Properties, Inc 344
9,060 Centerspace 638
28,285 Chatham Lodging Trust 241
21,833 City Office REIT, Inc 128
10,462 Clipper Realty, Inc 60
9,586 Community Healthcare Trust, Inc 174
35,647 Corporate Office Properties Trust 1,081
84,914 Cousins Properties, Inc 2,503
204,255 Crown Castle, Inc 24,231
11,994 CTO Realty Growth, Inc 228
110,271 CubeSmart 5,936
114,160 DiamondRock Hospitality Co 997
146,968 Digital Realty Trust, Inc 23,784
136,618 Diversified Healthcare Trust 572
91,371 (b) Douglas Emmett, Inc 1,605
46,730 Easterly Government Properties, Inc 635
21,698 EastGroup Properties, Inc 4,054
82,308 Empire State Realty Trust, Inc 912
19,298 EPR Properties 946
43,389 Equinix, Inc 38,513
43,426 (a) Equity Commonwealth 864
81,720 (b) Equity Lifestyle Properties, Inc 5,830
170,825 (b) Equity Residential 12,720
63,885 (b) Essential Properties Realty Trust, Inc 2,182
29,289 Essex Property Trust, Inc 8,653
98,971 Extra Space Storage, Inc 17,834
19,962 (b) Farmland Partners, Inc 209
34,789 Federal Realty Investment Trust 4,000
53,571 First Industrial Realty Trust, Inc 2,999
41,086 Four Corners Property Trust, Inc 1,204
119,848 (b) Gaming and Leisure Properties, Inc 6,166
18,198 Getty Realty Corp 579
17,811 Gladstone Commercial Corp 289
11,325 Gladstone Land Corp 157
30,930 Global Medical REIT, Inc 307
90,865 Global Net Lease, Inc 765
202,313 Healthcare Realty Trust, Inc 3,672
352,355 Healthpeak Properties, Inc 8,058
46,362 Highwoods Properties, Inc 1,554
327,100 Host Hotels & Resorts Inc 5,757
80,595 Hudson Pacific Properties, Inc 385
115,925 (b) Independence Realty Trust, Inc 2,376
31,006 Industrial Logistics Properties Trust 148
12,344 (b) Innovative Industrial Properties, Inc 1,662
34,736 InvenTrust Properties Corp 985
265,769 Invitation Homes, Inc 9,371
135,732 Iron Mountain, Inc 16,129
64,898 JBG SMITH Properties 1,134
63,758 Kilroy Realty Corp 2,467
335,384 Kimco Realty Corp 7,788
118,460 Kite Realty Group Trust 3,146
37,540 (b) Lamar Advertising Co 5,015
144,484 Lexington Realty Trust 1,452
28,691 (b) Lineage, Inc 2,249
19,960 LTC Properties, Inc 732
107,859 Macerich Co 1,967
47,939 Mack-Cali Realty Corp 856
283,531 (b) Medical Properties Trust, Inc 1,659
56,954 Mid-America Apartment Communities, Inc 9,050
19,457 (b) National Health Investors, Inc 1,636
72,515 National Retail Properties, Inc 3,516

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
38,309 National Storage Affiliates Trust $ 1,846
6,447 (b) NET Lease Office Properties 197
21,654 (b) NETSTREIT Corp 358
16,113 (b) NexPoint Diversified Real Estate Trust 101
12,730 NexPoint Residential Trust, Inc 560
108,572 Omega Healthcare Investors, Inc 4,419
9,166 One Liberty Properties, Inc 252
29,999 Orion Office REIT, Inc 120
76,197 Outfront Media, Inc 1,400
101,864 Paramount Group, Inc 501
84,337 Park Hotels & Resorts, Inc 1,189
14,178 (b) Peakstone Realty Trust 193
71,223 Pebblebrook Hotel Trust 942
59,852 Phillips Edison & Co, Inc 2,257
36,714 Piedmont Office Realty Trust, Inc 371
13,733 Plymouth Industrial REIT, Inc 310
9,072 Postal Realty Trust, Inc 133
40,727 PotlatchDeltic Corp 1,835
428,121 Prologis, Inc 54,063
73,025 Public Storage, Inc 26,572
75,814 Rayonier, Inc 2,440
400,440 Realty Income Corp 25,396
80,805 Regency Centers Corp 5,837
63,462 Retail Opportunity Investments Corp 998
98,830 (b) Rexford Industrial Realty, Inc 4,972
30,023 RLJ Lodging Trust 276
28,461 Ryman Hospitality Properties, Inc 3,052
79,527 Sabra Health Care REIT, Inc 1,480
16,656 (b) Safehold, Inc 437
6,451 Saul Centers, Inc 271
49,566 SBA Communications Corp 11,931
19,689 Service Properties Trust 90
149,644 Simon Property Group, Inc 25,293
25,941 SITE Centers Corp 1,569
38,202 SL Green Realty Corp 2,659
65,402 STAG Industrial, Inc 2,557
5,909 (a),(b) Star Holdings 82
73,018 Summit Hotel Properties, Inc 501
60,721 Sun Communities, Inc 8,206
117,301 Sunstone Hotel Investors, Inc 1,211
54,135 Tanger Factory Outlet Centers, Inc 1,796
44,584 Terreno Realty Corp 2,980
162,250 UDR, Inc 7,356
20,169 UMH Properties, Inc 397
121,658 Uniti Group, Inc 686
2,401 Universal Health Realty Income Trust 110
70,770 Urban Edge Properties 1,514
190,663 Ventas, Inc 12,227
465,353 VICI Properties, Inc 15,501
96,380 Vornado Realty Trust 3,797
46,196 Washington REIT 813
278,560 (d) Welltower, Inc 35,664
332,834 Weyerhaeuser Co 11,270
25,132 Whitestone REIT 340
95,747 (b) WP Carey, Inc 5,965
62,184 Xenia Hotels & Resorts, Inc 918
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 676,272
FINANCIAL SERVICES - 7.8%
17,037 (a) Acacia Research (Acacia Technologies) 79
8,101 AFC Gamma, Inc 83
13,210 Affiliated Managers Group, Inc 2,349
110,488 (a) Affirm Holdings, Inc 4,510

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
14,120 (b) AG. Mortgage Investment Trust, Inc $ 106
337,439 (b) AGNC Investment Corp 3,530
8,948 Alerus Financial Corp 205
129,820 Ally Financial, Inc 4,620
9,522 (b) A-Mark Precious Metals, Inc 420
260,850 American Express Co 70,743
45,171 Ameriprise Financial, Inc 21,222
203,350 Annaly Capital Management, Inc 4,081
68,911 (b) Apollo Commercial Real Estate Finance, Inc 633
239,189 Apollo Global Management, Inc 29,877
61,262 (b) Arbor Realty Trust, Inc 953
22,112 (b) Ares Commercial Real Estate Corp 155
83,713 Ares Management Corp 13,046
5,232 (b) ARMOUR Residential REIT, Inc 107
32,135 Artisan Partners Asset Management, Inc 1,392
2,420 (a),(b) Atlanticus Holdings Corp 85
75,147 (a) AvidXchange Holdings, Inc 609
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 73
339,240 Bank of New York Mellon Corp 24,378
845,474 (a) Berkshire Hathaway, Inc 389,138
166,153 BGC Group, Inc 1,525
67,615 BlackRock, Inc 64,201
87,301 (b) Blackstone Mortgage Trust, Inc 1,660
330,385 Blackstone, Inc 50,592
255,509 (a) Block, Inc 17,152
207,831 (b) Blue Owl Capital, Inc 4,024
23,808 Bread Financial Holdings, Inc 1,133
23,450 Brightsphere Investment Group, Inc 596
46,061 BrightSpire Capital, Inc 258
93,115 (b) Burford Capital Ltd 1,235
48,331 Cannae Holdings, Inc 921
31,787 (a) Cantaloupe, Inc 235
179,783 Capital One Financial Corp 26,919
106,775 Carlyle Group, Inc 4,598
10,596 Cass Information Systems, Inc 440
45,963 Cboe Global Markets, Inc 9,416
688,769 Charles Schwab Corp 44,639
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 122
336 Chimera Investment Corp 5
47,158 Claros Mortgage Trust, Inc 353
166,560 CME Group, Inc 36,751
15,440 (b) Cohen & Steers, Inc 1,481
92,694 (a) Coinbase Global, Inc 16,515
31,056 Compass Diversified Trust 687
111,781 Corebridge Financial, Inc 3,260
31,935 (a) Corpay, Inc 9,988
2,633 (a) Credit Acceptance Corp 1,168
2,179 Diamond Hill Investment Group, Inc 352
114,969 Discover Financial Services 16,129
19,156 (a) Donnelley Financial Solutions, Inc 1,261
11,107 Dynex Capital, Inc 142
17,423 (b) Ellington Financial, Inc 225
15,393 Enact Holdings, Inc 559
10,179 (a) Encore Capital Group, Inc 481
14,291 (a) Enova International, Inc 1,197
142,585 Equitable Holdings, Inc 5,993
39,551 Essent Group Ltd 2,543
22,022 (a) Euronet Worldwide, Inc 2,185
18,622 Evercore Partners, Inc (Class A) 4,718
31,074 EVERTEC, Inc 1,053
18,222 Factset Research Systems, Inc 8,379
4,507 Federal Agricultural Mortgage Corp (FAMC) 845

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
264,016 Fidelity National Information Services, Inc $ 22,111
17,545 FirstCash Holdings, Inc 2,014
268,819 (a) Fiserv, Inc 48,293
47,493 (a) Flywire Corp 778
55,325 (a),(b) Forge Global Holdings, Inc 72
23,368 Franklin BSP Realty Trust, Inc 305
108,864 Franklin Resources, Inc 2,194
23,172 GCM Grosvenor, Inc 262
119,965 Global Payments, Inc 12,287
144,824 Goldman Sachs Group, Inc 71,704
31,227 Granite Point Mortgage Trust, Inc 99
33,057 (a) Green Dot Corp 387
18,233 Hamilton Lane, Inc 3,070
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,442
25,893 Houlihan Lokey, Inc 4,092
9,245 (a),(b) I3 Verticals, Inc 197
49,742 Interactive Brokers Group, Inc (Class A) 6,932
262,114 Intercontinental Exchange, Inc 42,106
13,645 (a) International Money Express, Inc 252
183,237 Invesco Ltd 3,218
10,073 (b) Invesco Mortgage Capital, Inc 95
33,491 Jack Henry & Associates, Inc 5,912
31,883 Jackson Financial, Inc 2,909
66,557 Janus Henderson Group plc 2,534
88,592 Jefferies Financial Group, Inc 5,453
310,124 KKR & Co, Inc 40,496
17,625 KKR Real Estate Finance Trust, Inc 218
49,932 Ladder Capital Corp 579
54,468 Lazard, Inc 2,744
42,896 (a) LendingClub Corp 490
6,343 (a) LendingTree, Inc 368
35,840 LPL Financial Holdings, Inc 8,337
18,723 MarketAxess Holdings, Inc 4,797
222,577 (a) Marqeta, Inc 1,095
380,367 Mastercard, Inc (Class A) 187,825
8,062 Merchants Bancorp 362
46,018 MFA Financial, Inc 585
136,986 MGIC Investment Corp 3,507
33,380 Moelis & Co 2,287
3,965 (a) Moneylion, Inc 165
72,539 Moody's Corp 34,426
535,643 Morgan Stanley 55,835
12,847 Morningstar, Inc 4,100
30,374 (a) Mr Cooper Group, Inc 2,800
36,039 MSCI, Inc (Class A) 21,008
192,577 Nasdaq Stock Market, Inc 14,060
35,663 (b) Navient Corp 556
34,496 (a),(b) NCR Corp ATM 984
3,424 (b) Nelnet, Inc (Class A) 388
13,129 (a) NerdWallet, Inc 167
18,284 (b) New York Mortgage Trust, Inc 116
11,601 (b) NewtekOne, Inc 145
38,864 (a) NMI Holdings, Inc 1,601
94,708 Northern Trust Corp 8,527
3,281 (a) Ocwen Financial Corp 105
52,599 OneMain Holdings, Inc 2,476
56,898 (a) Open Lending Corp 348
4,738 (b) Orchid Island Capital, Inc 39
21,454 P10, Inc 230
98,142 (a),(b) Pagseguro Digital Ltd 845
26,821 Patria Investments Ltd 300
110,964 (a) Payoneer Global, Inc 836

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
481,082 (a) PayPal Holdings, Inc $ 37,539
18,818 (a) Paysafe Ltd 422
9,684 PennyMac Financial Services, Inc 1,104
47,765 PennyMac Mortgage Investment Trust 681
23,862 Perella Weinberg Partners 461
6,778 Piper Jaffray Cos 1,924
13,025 (b) PJT Partners, Inc 1,737
24,781 (a) PRA Group, Inc 554
17,833 PROG Holdings, Inc 865
73,149 (b) Radian Group, Inc 2,538
89,696 Raymond James Financial, Inc 10,984
19,953 (b) Ready Capital Corp 152
49,700 Redwood Trust, Inc 384
8,577 Regional Management Corp 281
68,799 (a),(b) Remitly Global, Inc 921
42,004 (a),(b) Repay Holdings Corp 343
161,458 Rithm Capital Corp 1,833
293,376 (a) Robinhood Markets, Inc 6,871
74,318 (a) Rocket Cos, Inc 1,426
143,952 S&P Global, Inc 74,368
47,565 SEI Investments Co 3,291
1,101 (a),(b) Sezzle, Inc 188
23,585 (a),(b) Shift4 Payments, Inc 2,090
4,705 Silvercrest Asset Management Group, Inc 81
103,622 SLM Corp 2,370
457,564 (a),(b) SoFi Technologies, Inc 3,596
137,605 (b) Starwood Property Trust, Inc 2,804
138,853 State Street Corp 12,284
20,369 StepStone Group, Inc 1,158
46,329 Stifel Financial Corp 4,350
120,616 (a) StoneCo Ltd 1,358
17,053 (a) StoneX Group, Inc 1,396
2,700 (b) Sunrise Realty Trust, Inc 39
188,259 Synchrony Financial 9,390
100,704 T Rowe Price Group, Inc 10,970
34,383 TFS Financial Corp 442
208,402 (a),(b) Toast, Inc 5,900
32,761 TPG RE Finance Trust, Inc 279
31,933 TPG, Inc 1,838
52,338 Tradeweb Markets, Inc 6,473
37,367 Two Harbors Investment Corp 519
37,848 (a),(b) Upstart Holdings, Inc 1,514
23,393 (b) UWM Holdings Corp 199
19,179 Victory Capital Holdings, Inc 1,062
26,661 Virtu Financial, Inc 812
2,751 Virtus Investment Partners, Inc 576
725,310 Visa, Inc (Class A) 199,424
47,571 Voya Financial, Inc 3,769
12,277 Walker & Dunlop, Inc 1,395
19,189 Waterstone Financial, Inc 282
143,284 Western Union Co 1,709
18,658 (a) WEX, Inc 3,913
84,317 (b) WisdomTree, Inc 842
2,399 (a) World Acceptance Corp 283
165,480 XP, Inc 2,969
TOTAL FINANCIAL SERVICES 1,995,748
FOOD, BEVERAGE & TOBACCO - 2.5%
3,213 Alico, Inc 90
791,969 Altria Group, Inc 40,422
219,123 Archer-Daniels-Midland Co 13,090
34,958 (b) B&G Foods, Inc (Class A) 310
31,483 (a),(b) Beyond Meat, Inc 213

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
5,121 (a) Boston Beer Co, Inc (Class A) $ 1,481
13,162 (a),(b) BRC, Inc 45
25,010 Brown-Forman Corp (Class A) 1,203
76,152 Brown-Forman Corp (Class B) 3,747
62,980 Bunge Global S.A. 6,086
11,455 Calavo Growers, Inc 327
22,629 Cal-Maine Foods, Inc 1,694
79,250 Campbell Soup Co 3,877
82,643 (a),(b) Celsius Holdings, Inc 2,592
1,792,206 Coca-Cola Co 128,788
2,770 Coca-Cola Consolidated Inc 3,646
200,242 ConAgra Brands, Inc 6,512
72,501 Constellation Brands, Inc (Class A) 18,683
81,644 (a) Darling International, Inc 3,034
35,454 Dole plc 578
11,007 (a) Duckhorn Portfolio, Inc 64
85,884 Flowers Foods, Inc 1,981
20,613 Fresh Del Monte Produce, Inc 609
20,694 (a) Freshpet, Inc 2,830
259,804 General Mills, Inc 19,187
46,022 (a) Hain Celestial Group, Inc 397
68,086 Hershey Co 13,058
143,109 Hormel Foods Corp 4,537
26,446 Ingredion, Inc 3,634
8,046 J&J Snack Foods Corp 1,385
41,692 (b) J.M. Smucker Co 5,049
5,780 John B Sanfilippo & Son, Inc 545
118,743 Kellogg Co 9,584
475,264 Keurig Dr Pepper, Inc 17,813
394,972 Kraft Heinz Co 13,867
66,946 Lamb Weston Holdings, Inc 4,334
9,131 Lancaster Colony Corp 1,612
8,891 (b) Limoneira Co 236
15,439 (a) MamaMancini's Holdings, Inc 113
123,083 McCormick & Co, Inc 10,130
9,193 (b) MGP Ingredients, Inc 765
20,226 (a) Mission Produce, Inc 259
79,682 Molson Coors Brewing Co (Class B) 4,583
618,652 Mondelez International, Inc 45,576
330,892 (a) Monster Beverage Corp 17,263
12,819 (b) National Beverage Corp 602
635,385 PepsiCo, Inc 108,047
716,076 Philip Morris International, Inc 86,932
11,317 (a) Pilgrim's Pride Corp 521
20,596 (a) Post Holdings, Inc 2,384
73,667 Primo Water Corp 1,860
127 Seaboard Corp 398
5,451 (a) Seneca Foods Corp 340
46,457 (a) Simply Good Foods Co 1,615
50,062 (a) SunOpta, Inc 319
29,630 (a) TreeHouse Foods, Inc 1,244
4,760 Turning Point Brands, Inc 205
140,077 Tyson Foods, Inc (Class A) 8,343
11,870 Universal Corp 630
32,173 Utz Brands, Inc 569
78,380 Vector Group Ltd 1,169
14,289 (a),(b) Vita Coco Co, Inc 405
13,394 (a) Vital Farms, Inc 470
14,287 (a),(b) Westrock Coffee Co 93

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
29,685 (b) WK Kellogg Co $ 508
TOTAL FOOD, BEVERAGE & TOBACCO 632,483
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
801,802 Abbott Laboratories 91,413
40,295 (a) Acadia Healthcare Co, Inc 2,555
27,471 (a) Accolade, Inc 106
46,624 (a) Accuray, Inc 84
42,027 (a) AdaptHealth Corp 472
8,397 (a) Addus HomeCare Corp 1,117
137,773 (a) agilon health, Inc 541
35,682 (a) Align Technology, Inc 9,075
80,181 (a) Alignment Healthcare, Inc 948
31,277 (a) Alphatec Holdings, Inc 174
18,263 (a),(b) Amedisys, Inc 1,763
77,604 AmerisourceBergen Corp 17,467
20,081 (a) AMN Healthcare Services, Inc 851
26,107 (a) Angiodynamics, Inc 203
16,786 (a),(b) Apollo Medical Holdings, Inc 973
22,609 (a) AtriCure, Inc 634
26,266 (a) Avanos Medical, Inc 631
21,058 (a) Aveanna Healthcare Holdings, Inc 109
18,090 (a) Axogen, Inc 254
22,714 (a) Axonics, Inc 1,581
234,095 Baxter International, Inc 8,889
135,776 Becton Dickinson & Co 32,736
17,556 (a) Bioventus, Inc 210
670,645 (a) Boston Scientific Corp 56,200
25,383 (a),(b) BrightSpring Health Services, Inc 373
100,981 (a) Brookdale Senior Living, Inc 686
107,077 Cardinal Health, Inc 11,834
11,625 (a) Castle Biosciences, Inc 332
250,580 (a) Centene Corp 18,864
50,223 (a) Certara, Inc 588
71,510 (a) Cerus Corp 124
6,630 Chemed Corp 3,984
128,723 Cigna Group 44,595
15,846 Conmed Corp 1,140
91,072 (a) Cooper Cos, Inc 10,049
4,814 (a) Corvel Corp 1,574
25,224 (a) Cross Country Healthcare, Inc 339
23,064 (a) CryoLife, Inc 614
579,547 CVS Health Corp 36,442
24,791 (a) DaVita, Inc 4,064
10,656 (a) Definitive Healthcare Corp 48
106,534 Dentsply Sirona, Inc 2,883
185,954 (a) DexCom, Inc 12,466
41,284 (a),(b) DocGo, Inc 137
49,456 (a) Doximity, Inc 2,155
274,305 (a) Edwards Lifesciences Corp 18,101
106,247 Elevance Health, Inc 55,248
30,207 Embecta Corp 426
44,802 Encompass Health Corp 4,330
27,101 (a) Enhabit, Inc 214
21,428 (a),(b) Enovis Corp 922
28,674 (b) Ensign Group, Inc 4,124
79,184 (a) Envista Holdings Corp 1,565
45,708 (a) Evolent Health, Inc 1,293
65,385 (a),(b) Figs, Inc 447
11,072 (a) Fulgent Genetics, Inc 241
203,813 GE HealthCare Technologies, Inc 19,128
5,712 (a),(b) GeneDx Holdings Corp 242
24,523 (a) Glaukos Corp 3,195

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
47,133 (a) Globus Medical, Inc $ 3,372
49,332 (a) Guardant Health, Inc 1,132
24,773 (a) Haemonetics Corp 1,991
87,162 HCA, Inc 35,425
24,393 (a) Health Catalyst, Inc 199
42,554 (a) HealthEquity, Inc 3,483
18,780 HealthStream, Inc 542
64,969 (a) Henry Schein, Inc 4,736
88,452 (a) Hims & Hers Health, Inc 1,629
100,055 (a) Hologic, Inc 8,150
56,642 Humana, Inc 17,941
10,885 (a) ICU Medical, Inc 1,983
38,436 (a) IDEXX Laboratories, Inc 19,419
24,734 (a) Inari Medical, Inc 1,020
9,354 (a) InfuSystem Holdings, Inc 63
38,335 (a) Inmode Ltd 650
10,000 (a),(b) Innovage Holding Corp 60
12,244 (a) Inogen, Inc 119
13,280 (a) Inspire Medical Systems, Inc 2,803
34,390 (a) Insulet Corp 8,004
17,928 (a) Integer Holdings Corp 2,331
30,442 (a),(b) Integra LifeSciences Holdings Corp 553
162,550 (a) Intuitive Surgical, Inc 79,856
3,653 iRadimed Corp 184
16,105 (a) iRhythm Technologies, Inc 1,196
7,427 (a) Joint Corp 85
39,532 Labcorp Holdings, Inc 8,835
34,223 (a) Lantheus Holdings, Inc 3,756
9,523 LeMaitre Vascular, Inc 885
25,006 (a),(b) LifeStance Health Group, Inc 175
26,810 (a) LivaNova plc 1,409
19,104 (a),(b) Masimo Corp 2,547
60,316 McKesson Corp 29,821
592,849 Medtronic plc 53,374
28,011 (a) Merit Medical Systems, Inc 2,768
6,780 (a),(b) ModivCare, Inc 97
28,118 (a) Molina Healthcare, Inc 9,688
21,550 (a),(b) Nano-X Imaging Ltd 131
2,600 National Healthcare Corp 327
5,598 National Research Corp 128
110,527 (a),(b) Neogen Corp 1,858
58,635 (a) NeoGenomics, Inc 865
19,942 (a) Nevro Corp 111
56,233 (a) Novocure Ltd 879
23,061 (a) Omnicell, Inc 1,005
238,337 (a),(b) Opko Health, Inc 355
8,440 (a) OptimizeRx Corp 65
80,646 (a) Option Care Health, Inc 2,524
40,487 (a) OraSure Technologies, Inc 173
18,671 (a) Orthofix Medical, Inc 292
5,177 (a) OrthoPediatrics Corp 140
31,294 (a) Owens & Minor, Inc 491
11,592 (a) PACS Group, Inc 463
23,637 (a),(b) Paragon 28, Inc 158
44,685 Patterson Cos, Inc 976
43,753 (a) Pediatrix Medical Group, Inc 507
17,723 (a) Pennant Group, Inc 633
17,918 (a) Penumbra, Inc 3,482
14,406 (a) PetIQ, Inc 443
20,801 (a) Phreesia, Inc 474
21,257 (b) Premier, Inc 425
32,525 (a) Privia Health Group, Inc 592

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
13,124 (a) PROCEPT BioRobotics Corp $ 1,051
34,423 (a) Progyny, Inc 577
72,154 (a),(b) Project Roadrunner Parent, Inc 1,022
13,858 (a) Pulmonx Corp 115
8,661 (a),(b) Pulse Biosciences, Inc 152
48,948 Quest Diagnostics, Inc 7,599
26,154 (a) QuidelOrtho Corp 1,193
20,774 (a) Quipt Home Medical Corp 61
25,914 (a) RadNet, Inc 1,798
67,394 (b) Resmed, Inc 16,452
10,559 (a) RxSight, Inc 522
24,729 (a),(b) Schrodinger, Inc 459
49,976 Select Medical Holdings Corp 1,743
2,256 (a) Semler Scientific, Inc 53
17,531 (a) SI-BONE, Inc 245
16,583 (a),(b) Sight Sciences, Inc 104
7,680 Simulations Plus, Inc 246
65,840 (a) Solventum Corp 4,590
26,141 (a) STAAR Surgical Co 971
45,324 STERIS plc 10,993
165,646 Stryker Corp 59,841
33,599 (a) Surgery Partners, Inc 1,083
10,275 (a) SurModics, Inc 398
10,460 (a) Tactile Systems Technology, Inc 153
57,840 (a),(b) Talkspace, Inc 121
35,006 (a) Tandem Diabetes Care, Inc 1,485
80,556 (a) Teladoc Health, Inc 739
20,420 Teleflex, Inc 5,050
47,915 (a) Tenet Healthcare Corp 7,963
11,703 (a),(b) TransMedics Group, Inc 1,837
22,415 (a) Treace Medical Concepts, Inc 130
2,371 (a) UFP Technologies, Inc 751
424,878 UnitedHealth Group, Inc 248,418
27,197 Universal Health Services, Inc (Class B) 6,228
6,975 US Physical Therapy, Inc 590
2,349 Utah Medical Products, Inc 157
27,229 (a) Varex Imaging Corp 325
68,213 (a) Veeva Systems, Inc 14,316
17,155 (a) Viemed Healthcare, Inc 126
19,985 (a) Waystar Holding Corp 557
92,820 Zimmer Biomet Holdings, Inc 10,020
12,899 (a) Zimvie, Inc 205
10,840 (a),(b) Zynex, Inc 88
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,230,058
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
66,090 (a) BellRing Brands, Inc 4,013
7,431 (a) Central Garden & Pet Co 271
29,455 (a) Central Garden and Pet Co (Class A) 925
111,645 Church & Dwight Co, Inc 11,691
56,035 Clorox Co 9,129
372,530 Colgate-Palmolive Co 38,672
159,439 (a),(b) Coty, Inc 1,497
29,639 Edgewell Personal Care Co 1,077
24,917 (a),(b) elf Beauty, Inc 2,717
9,946 Energizer Holdings, Inc 316
111,564 Estee Lauder Cos (Class A) 11,122
58,982 (a),(b) Herbalife Ltd 424
37,814 (a) Honest Co, Inc 135
9,082 Inter Parfums, Inc 1,176
909,295 Kenvue, Inc 21,032
156,644 Kimberly-Clark Corp 22,287
16,201 (a) LifeMD, Inc 85

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
6,191 (b) Medifast, Inc $ 118
5,868 (a) Nature's Sunshine Products, Inc 80
27,121 Nu Skin Enterprises, Inc (Class A) 200
2,434 Oil-Dri Corp of America 168
43,357 (a) Olaplex Holdings, Inc 102
1,090,390 Procter & Gamble Co 188,856
8,085 Reynolds Consumer Products, Inc 251
13,172 Spectrum Brands Holdings, Inc 1,253
8,349 (a) USANA Health Sciences, Inc 317
10,102 (a),(b) Waldencast plc 37
7,178 WD-40 Co 1,851
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 319,802
INSURANCE - 2.3%
257,997 Aflac, Inc 28,844
121,486 Allstate Corp 23,040
32,424 (a) AMBAC Financial Group, Inc 363
29,095 (b) American Financial Group, Inc 3,916
300,103 American International Group, Inc 21,977
13,468 Amerisafe, Inc 651
92,253 Aon plc 31,919
164,909 (a) Arch Capital Group Ltd 18,450
20,818 Assurant, Inc 4,140
28,366 Assured Guaranty Ltd 2,256
30,658 Axis Capital Holdings Ltd 2,441
25,977 (a) Brighthouse Financial, Inc 1,170
109,755 Brown & Brown, Inc 11,371
25,189 (a),(b) BRP Group, Inc 1,254
184,631 Chubb Ltd 53,246
74,945 Cincinnati Financial Corp 10,202
1,733 CNA Financial Corp 85
47,903 CNO Financial Group, Inc 1,681
7,812 Donegal Group, Inc (Class A) 115
6,714 Employers Holdings, Inc 322
4,741 (a) Enstar Group Ltd 1,525
19,744 Everest Re Group Ltd 7,736
9,274 F&G Annuities & Life, Inc 415
28,518 Fidelis Insurance Holdings Ltd 515
120,728 Fidelity National Financial, Inc 7,492
52,851 First American Financial Corp 3,489
99,784 Gallagher (Arthur J.) & Co 28,076
184,221 (a) Genworth Financial, Inc (Class A) 1,262
41,690 Globe Life, Inc 4,415
9,663 (a),(b) Goosehead Insurance, Inc 863
20,683 (a) Greenlight Capital Re Ltd (Class A) 282
7,468 (a) Hamilton Insurance Group Ltd 144
12,025 Hanover Insurance Group, Inc 1,781
136,670 Hartford Financial Services Group, Inc 16,074
3,092 HCI Group, Inc 331
48,054 Heritage Insurance Holdings, Inc 588
5,219 (a),(b) Hippo Holdings, Inc 88
2,942 Horace Mann Educators Corp 103
1,119 Investors Title Co 257
19,526 James River Group Holdings Ltd 122
33,482 Kemper Corp 2,051
10,502 Kinsale Capital Group, Inc 4,889
20,988 (a),(b) Lemonade, Inc 346
79,803 Lincoln National Corp 2,515
82,321 Loews Corp 6,507
46,136 (a) Maiden Holdings Ltd 82
6,263 (a) Markel Corp 9,824
224,881 Marsh & McLennan Cos, Inc 50,169
26,174 (b) MBIA, Inc 93

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
12,675 Mercury General Corp $ 798
269,881 Metlife, Inc 22,260
7,308 (a) NI Holdings, Inc 115
111,944 Old Republic International Corp 3,965
90,605 (a) Oscar Health, Inc 1,922
13,408 (a) Palomar Holdings, Inc 1,269
16,249 Primerica, Inc 4,308
109,545 Principal Financial Group 9,410
37,307 (a) ProAssurance Corp 561
267,552 Progressive Corp 67,894
168,703 Prudential Financial, Inc 20,430
29,828 Reinsurance Group of America, Inc (Class A) 6,499
22,258 RenaissanceRe Holdings Ltd 6,063
20,019 RLI Corp 3,103
4,047 (a),(b) Root, Inc 153
42,415 Ryan Specialty Holdings, Inc 2,816
4,020 (b) Safety Insurance Group, Inc 329
25,615 Selective Insurance Group, Inc 2,390
62,768 (a) Selectquote, Inc 136
8,398 (a) SiriusPoint Ltd 120
5,293 (a) Skyward Specialty Insurance Group, Inc 216
15,315 Stewart Information Services Corp 1,145
22,143 Tiptree, Inc 433
107,605 Travelers Cos, Inc 25,193
20,838 (a),(b) Trupanion, Inc 875
16,104 United Fire Group, Inc 337
11,311 (a) United Insurance Holdings Corp 127
22,402 Universal Insurance Holdings, Inc 496
83,611 Unum Group 4,970
138,009 W.R. Berkley Corp 7,829
1,280 White Mountains Insurance Group Ltd 2,171
48,013 Willis Towers Watson plc 14,141
TOTAL INSURANCE 581,951
MATERIALS - 2.6%
14,906 AdvanSix, Inc 453
103,334 Air Products & Chemicals, Inc 30,767
56,068 (b) Albemarle Corp 5,310
117,105 Alcoa Corp 4,518
58,071 (a) Allegheny Technologies, Inc 3,886
5,106 Alpha Metallurgical Resources, Inc 1,206
675,486 Amcor plc 7,653
20,501 American Vanguard Corp 109
30,628 Aptargroup, Inc 4,906
491,853 (a),(b) Arcadium Lithium plc 1,402
7,811 Arch Resources, Inc 1,079
74,922 (b) Ardagh Metal Packaging S.A. 282
26,123 Ashland, Inc 2,272
35,606 (a) Aspen Aerogels, Inc 986
34,156 Avery Dennison Corp 7,540
49,682 Avient Corp 2,500
92,244 (a) Axalta Coating Systems Ltd 3,338
15,070 Balchem Corp 2,652
145,865 Ball Corp 9,906
46,136 Berry Global Group, Inc 3,136
23,466 Cabot Corp 2,623
8,054 Caledonia Mining Corp plc 121
20,942 Carpenter Technology Corp 3,342
52,229 (b) Celanese Corp (Series A) 7,101
12,437 (a) Century Aluminum Co 202
84,697 CF Industries Holdings, Inc 7,267
59,993 Chemours Co 1,219
11,678 (a) Clearwater Paper Corp 333

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
230,842 (a) Cleveland-Cliffs, Inc $ 2,948
119,550 (a) Coeur Mining, Inc 823
53,154 Commercial Metals Co 2,921
20,319 Compass Minerals International, Inc 244
15,825 (a) Constellium SE 257
328,308 Corteva, Inc 19,301
313,538 CRH plc 29,078
52,888 Crown Holdings, Inc 5,071
324,853 Dow, Inc 17,747
196,129 DuPont de Nemours, Inc 17,477
16,817 Eagle Materials, Inc 4,837
54,856 Eastman Chemical Co 6,141
113,794 Ecolab, Inc 29,055
20,162 (a) Ecovyst, Inc 138
92,641 Element Solutions, Inc 2,516
64,363 FMC Corp 4,244
652,292 Freeport-McMoRan, Inc (Class B) 32,562
17,819 FutureFuel Corp 102
145,764 Graphic Packaging Holding Co 4,313
14,075 Greif, Inc (Class A) 882
3,993 Greif, Inc (Class B) 279
22,652 H.B. Fuller Co 1,798
7,483 Hawkins, Inc 954
834 Haynes International, Inc 50
290,099 Hecla Mining Co 1,935
85,574 Huntsman Corp 2,071
96,273 (a),(b) i-80 Gold Corp 112
21,966 (a) Ingevity Corp 857
11,273 Innospec, Inc 1,275
119,984 International Flavors & Fragrances, Inc 12,590
172,512 International Paper Co 8,427
6,735 (a) Intrepid Potash, Inc 162
23,280 (a),(b) Ivanhoe Electric, Inc 197
8,625 Kaiser Aluminum Corp 625
24,111 (a) Knife River Corp 2,155
15,231 Koppers Holdings, Inc 556
14,288 Kronos Worldwide, Inc 178
17,061 (a),(b) Lifezone Metals Ltd 119
221,617 Linde plc 105,680
27,683 Louisiana-Pacific Corp 2,975
16,250 (a) LSB Industries, Inc 131
115,124 LyondellBasell Industries NV 11,040
27,434 Martin Marietta Materials, Inc 14,766
11,119 Materion Corp 1,244
25,012 (a),(b) Metals Acquisition Ltd 346
12,674 Minerals Technologies, Inc 979
144,298 Mosaic Co 3,864
39,809 (a),(b) MP Materials Corp 703
18,118 Myers Industries, Inc 250
3,150 NewMarket Corp 1,738
531,813 Newmont Goldcorp Corp 28,425
149,512 (a) Novagold Resources, Inc 613
112,510 Nucor Corp 16,915
59,953 (a) O-I Glass, Inc 787
62,167 Olin Corp 2,983
6,559 Olympic Steel, Inc 256
38,461 Orion S.A. 685
41,034 Packaging Corp of America 8,839
22,477 Pactiv Evergreen, Inc 259
62,456 (a) Perimeter Solutions S.A. 840
17,966 (a),(b) Perpetua Resources Corp 168
8,901 (a),(b) Piedmont Lithium, Inc 79

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
103,786 PPG Industries, Inc $ 13,748
57,700 (a),(b) PureCycle Technologies, Inc 548
7,360 Quaker Chemical Corp 1,240
11,495 Ramaco Resources, Inc 135
2,299 Ramaco Resources, Inc 25
16,208 (a) Ranpak Holdings Corp 106
31,957 (a) Rayonier Advanced Materials, Inc 274
25,953 Reliance Steel & Aluminum Co 7,506
32,757 Royal Gold, Inc 4,596
57,694 RPM International, Inc 6,981
8,418 Ryerson Holding Corp 168
14,147 Schnitzer Steel Industries, Inc (Class A) 262
9,517 Schweitzer-Mauduit International, Inc 162
22,512 (b) Scotts Miracle-Gro Co (Class A) 1,952
70,338 Sealed Air Corp 2,553
18,559 Sensient Technologies Corp 1,489
108,069 Sherwin-Williams Co 41,247
30,105 Silgan Holdings, Inc 1,581
238,387 Smurfit WestRock plc 11,781
36,841 Sonoco Products Co 2,013
38,688 Southern Copper Corp 4,475
109,335 SSR Mining, Inc 621
72,343 Steel Dynamics, Inc 9,121
8,132 Stepan Co 628
65,111 (a) Summit Materials, Inc 2,541
48,451 SunCoke Energy, Inc 421
17,918 Sylvamo Corp 1,538
29,755 (a) TimkenSteel Corp 441
19,671 (a) Tredegar Corp 143
23,586 Trimas Corp 602
62,538 Tronox Holdings plc 915
6,785 United States Lime & Minerals, Inc 663
98,029 United States Steel Corp 3,463
4,209 (a) Universal Stainless & Alloy 163
60,968 Vulcan Materials Co 15,268
28,082 Warrior Met Coal, Inc 1,794
14,533 Westlake Chemical Corp 2,184
10,006 Worthington Industries, Inc 415
10,006 Worthington Steel, Inc 340
TOTAL MATERIALS 679,774
MEDIA & ENTERTAINMENT - 7.4%
41,683 (a),(b) Advantage Solutions, Inc 143
2,275,107 Alphabet, Inc 380,375
2,715,085 Alphabet, Inc (Class A) 450,297
129,967 (a) AMC Entertainment Holdings, Inc 591
16,067 (a),(b) AMC Networks, Inc 140
7,655 (a),(b) Atlanta Braves Holdings, Inc 323
28,493 (a) Atlanta Braves Holdings, Inc 1,134
7,354 (a),(b) Boston Omaha Corp 109
44,223 (a) Bumble, Inc 282
2,634 (b) Cable One, Inc 921
76,237 (a),(b) Cardlytics, Inc 244
51,402 (a) Cargurus, Inc 1,544
37,344 (a) Cars.com, Inc 626
44,087 (a) Charter Communications, Inc 14,288
58,982 (a) Cinemark Holdings, Inc 1,642
198,206 (a) Clear Channel Outdoor Holdings, Inc 317
1,774,449 Comcast Corp (Class A) 74,119
772 (a) Daily Journal Corp 378
120,955 Electronic Arts, Inc 17,350
50,932 Entravision Communications Corp (Class A) 105
40,961 (a) Eventbrite, Inc 112

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
8,345 (a) EverQuote, Inc $ 176
31,270 (a) EW Scripps Co (Class A) 70
94,062 Fox Corp (Class A) 3,982
52,050 Fox Corp (Class B) 2,020
135,594 (a),(b) fuboTV, Inc 193
74,491 (a) Gannett Co, Inc 419
46,825 (a),(b) Getty Images Holdings, Inc 178
46,930 Gray Television, Inc 252
20,672 (a) Grindr, Inc 247
42,355 (a) IAC, Inc 2,280
3,559 (a) Ibotta, Inc 219
27,196 (a) IMAX Corp 558
50,401 (a),(b) Innovid Corp 91
16,911 (a) Integral Ad Science Holding Corp 183
183,140 Interpublic Group of Cos, Inc 5,793
23,547 John Wiley & Sons, Inc (Class A) 1,136
58,788 (a) Liberty Broadband Corp 4,544
5,960 (a) Liberty Broadband Corp (Class A) 458
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 492
90,959 (a) Liberty Media Corp-Liberty Formula One (Class C) 7,043
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 447
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 1,158
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 291
71,817 (a) Lions Gate Entertainment Corp (Class B) 497
71,776 (a) Live Nation, Inc 7,859
13,156 (a) Madison Square Garden Entertainment Corp 560
6,731 (a) Madison Square Garden Sports Corp 1,402
61,168 (a) Magnite, Inc 847
14,211 (b) Marcus Corp 214
133,165 (a) Match Group, Inc 5,039
9,561 (a) MediaAlpha, Inc 173
1,011,009 Meta Platforms, Inc 578,742
33,263 (a) National CineMedia, Inc 235
197,105 (a) NetFlix, Inc 139,801
73,578 New York Times Co (Class A) 4,096
162,735 News Corp (Class A) 4,334
40,442 News Corp (Class B) 1,130
14,548 Nexstar Media Group, Inc 2,406
73,273 (a) Nextdoor Holdings, Inc 182
90,917 Omnicom Group, Inc 9,400
20,470 (a) Outbrain, Inc 99
4,594 Paramount Global (Class A) 100
305,131 Paramount Global (Class B) 3,240
277,011 (a) Pinterest, Inc 8,967
40,614 (a) Playstudios, Inc 61
42,908 Playtika Holding Corp 340
21,386 (a) PubMatic, Inc 318
20,643 (a) QuinStreet, Inc 395
227,072 (a) ROBLOX Corp 10,050
57,130 (a) Roku, Inc 4,265
19,984 Scholastic Corp 640
13,499 Shutterstock, Inc 477
11,690 (b) Sinclair, Inc 179
122,291 Sirius XM Holdings, Inc 2,892
13,156 (a),(b) Sphere Entertainment Co 581
65,920 (a) Spotify Technology S.A. 24,293
33,238 (a) Stagwell, Inc 233
77,842 (a) Take-Two Interactive Software, Inc 11,965
12,153 (a) TechTarget, Inc 297
58,775 TEGNA, Inc 927
13,027 (a) Thryv Holdings, Inc 224
37,058 (a) TKO Group Holdings, Inc 4,584

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
56,597 (a) TripAdvisor, Inc $ 820
44,667 (a) TrueCar, Inc 154
27,031 (a),(b) Trump Media & Technology Group Corp 434
68,763 (a) Vimeo, Inc 347
12,686 (a),(b) Vivid Seats, Inc 47
845,751 Walt Disney Co 81,353
1,098,789 (a) Warner Bros Discovery, Inc 9,065
28,599 (a) WideOpenWest, Inc 150
41,665 (a) Yelp, Inc 1,462
23,417 (a) Ziff Davis, Inc 1,139
40,960 (a) ZipRecruiter, Inc 389
141,765 (a) ZoomInfo Technologies, Inc 1,463
TOTAL MEDIA & ENTERTAINMENT 1,906,137
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
45,940 (a) 10X Genomics, Inc 1,037
11,229 (a),(b) 2seventy bio, Inc 53
22,403 (a) 4D Molecular Therapeutics, Inc 242
30,587 (a) 89bio, Inc 226
818,409 AbbVie, Inc 161,619
37,660 (a),(b) Absci Corp 144
46,492 (a) Acadia Pharmaceuticals, Inc 715
34,596 (a),(b) ACELYRIN, Inc 171
12,987 (a),(b) Actinium Pharmaceuticals, Inc 24
59,774 (a),(b) Adaptive Biotechnologies Corp 306
33,132 (a),(b) ADC Therapeutics S.A. 104
95,244 (a) ADMA Biologics, Inc 1,904
135,963 Agilent Technologies, Inc 20,188
34,493 (a) Agios Pharmaceuticals, Inc 1,533
98,139 (a),(b) Akebia Therapeutics, Inc 130
22,177 (a) Akero Therapeutics, Inc 636
23,019 (a),(b) Aldeyra Therapeutics, Inc 124
31,429 (a) Alector, Inc 146
87,531 (a) Alkermes plc 2,450
28,864 (a),(b) Allogene Therapeutics, Inc 81
59,300 (a) Alnylam Pharmaceuticals, Inc 16,309
24,706 (a),(b) Altimmune, Inc 152
9,675 (a),(b) ALX Oncology Holdings, Inc 18
249,739 Amgen, Inc 80,468
151,298 (a) Amicus Therapeutics, Inc 1,616
53,162 (a) Amneal Pharmaceuticals, Inc 442
14,523 (a) Amphastar Pharmaceuticals, Inc 705
12,566 (a) AnaptysBio, Inc 421
30,524 (a),(b) Anavex Life Sciences Corp 173
5,767 (a) ANI Pharmaceuticals, Inc 344
10,943 (a) Anika Therapeutics, Inc 270
94,340 (a) Annexon, Inc 559
46,610 (a) Apellis Pharmaceuticals, Inc 1,344
19,643 (a),(b) Apogee Therapeutics, Inc 1,154
44,996 (a),(b) Applied Therapeutics, Inc 382
35,056 (a),(b) Aquestive Therapeutics, Inc 175
55,373 (a) Arbutus Biopharma Corp 213
15,098 (a) Arcellx, Inc 1,261
7,756 (a) Arcturus Therapeutics Holdings, Inc 180
20,717 (a),(b) Arcus Biosciences, Inc 317
87,765 (a) Arcutis Biotherapeutics, Inc 816
105,254 (a) Ardelyx, Inc 725
4,638 (a),(b) ArriVent Biopharma, Inc 109
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,071
23,136 (a),(b) ARS Pharmaceuticals, Inc 335
23,815 (a),(b) Arvinas, Inc 587
197 (a) Astria Therapeutics, Inc 2
35,244 (a),(b) Atea Pharmaceuticals, Inc 118

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
9,389 (a) Aura Biosciences, Inc $ 84
68,772 (a) Aurinia Pharmaceuticals, Inc 504
43,102 (a) Avadel Pharmaceuticals plc 565
318,550 (a),(b) Avantor, Inc 8,241
33,858 (a) Avid Bioservices, Inc 385
55,930 (a) Avidity Biosciences, Inc 2,569
12,422 (a),(b) Avita Medical, Inc 133
15,727 (a),(b) Axsome Therapeutics, Inc 1,413
25,636 (a),(b) Beam Therapeutics, Inc 628
97,016 (a) BioCryst Pharmaceuticals, Inc 737
68,965 (a) Biogen, Inc 13,368
34,983 (a) Biohaven Ltd 1,748
13,317 (a) BioLife Solutions, Inc 333
93,702 (a) BioMarin Pharmaceutical, Inc 6,586
9,809 (a),(b) Biomea Fusion, Inc 99
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 3,498
12,720 (a) Biote Corp 71
78,368 Bio-Techne Corp 6,264
17,551 (a) Black Diamond Therapeutics, Inc 76
33,689 (a),(b) Bluebird Bio, Inc 18
31,927 (a) Blueprint Medicines Corp 2,953
58,721 (a) Bridgebio Pharma, Inc 1,495
936,763 Bristol-Myers Squibb Co 48,468
26,921 (a),(b) Brooks Automation, Inc 1,304
47,870 Bruker BioSciences Corp 3,306
27,672 (a),(b) C4 Therapeutics, Inc 158
11,526 (a),(b) Cabaletta Bio, Inc 54
27,306 (a) CareDx, Inc 853
10,249 (a),(b) Cargo Therapeutics, Inc 189
17,393 (a) Caribou Biosciences, Inc 34
20,876 (a),(b) Cassava Sciences, Inc 614
85,996 (a) Catalent, Inc 5,209
50,782 (a) Catalyst Pharmaceuticals, Inc 1,010
8,603 (a),(b) Celcuity, Inc 128
21,395 (a),(b) Celldex Therapeutics, Inc 727
30,809 (a),(b) CG oncology, Inc 1,162
25,265 (a) Charles River Laboratories International, Inc 4,976
28,644 (a),(c) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 73
22,858 (a) Cogent Biosciences, Inc 247
16,286 (a) Collegium Pharmaceutical, Inc 629
45,293 (a),(b) Compass Therapeutics, Inc 83
4,745 (a),(b) Corbus Pharmaceuticals Holdings, Inc 98
33,186 (a),(b) Corcept Therapeutics, Inc 1,536
22,299 (a),(b) CorMedix, Inc 180
38,468 (a) Crinetics Pharmaceuticals, Inc 1,966
22,130 (a) CryoPort, Inc 179
7,345 (a) Cullinan Oncology, Inc 123
51,177 (a),(b) Cytek Biosciences, Inc 284
42,716 (a) Cytokinetics, Inc 2,255
298,153 Danaher Corp 82,893
11,974 (a),(b) Day One Biopharmaceuticals, Inc 167
49,642 (a) Denali Therapeutics, Inc 1,446
14,200 (a) Design Therapeutics, Inc 76
3,831 (a) Disc Medicine, Inc 188
58,823 (a) Dynavax Technologies Corp 655
38,158 (a) Dyne Therapeutics, Inc 1,371
47,099 (a) Edgewise Therapeutics, Inc 1,257
35,681 (a) Editas Medicine, Inc 122
242,401 (a) Elanco Animal Health, Inc 3,561
369,775 Eli Lilly & Co 327,598
11,786 (a) Enanta Pharmaceuticals, Inc 122

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
11,571 (a),(b) Enliven Therapeutics, Inc $ 296
10,600 (a),(b) Entrada Therapeutics, Inc 169
33,527 (a) Erasca, Inc 92
88,737 (a),(b) Esperion Thereapeutics, Inc 146
17,590 (a) Evolus, Inc 285
88,922 (a),(b) Exact Sciences Corp 6,057
133,902 (a) Exelixis, Inc 3,475
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 104
42,216 (a) Fate Therapeutics, Inc 148
141,270 (a) Fluidigm Corp 273
10,305 (a) Foghorn Therapeutics, Inc 96
45,181 (a),(b) Fortrea Holdings, Inc 904
2,881 (a) Frequency Therapeutics, Inc 96
29,069 (a) Fulcrum Therapeutics, Inc 104
23,909 (a) Generation Bio Co 59
245,957 (a) Geron Corp 1,117
576,470 Gilead Sciences, Inc 48,331
13,132 (a),(b) GRAIL, Inc 181
53,640 (a) Halozyme Therapeutics, Inc 3,070
12,195 (a) Harmony Biosciences Holdings, Inc 488
12,872 (a) Harrow Health, Inc 579
19,354 (a) Harvard Bioscience, Inc 52
6,489 (a),(b) Heron Therapeutics, Inc 13
76,480 (a),(b) Humacyte, Inc 416
31,278 (a) Ideaya Biosciences, Inc 991
2,211 (a),(b) IGM Biosciences, Inc 37
78,792 (a) Illumina, Inc 10,275
34,968 (a),(b) ImmunityBio, Inc 130
23,979 (a),(b) Immunome, Inc 351
19,494 (a),(b) Immunovant, Inc 556
73,275 (a) Incyte Corp 4,843
3,807 (a),(b) Inhibrx Biosciences, Inc 60
15,231 (a),(c) Inhibrx, Inc 10
34,523 (a) Innoviva, Inc 667
12,024 (a) Inovio Pharmaceuticals, Inc 70
16,918 (a),(b) Inozyme Pharma, Inc 89
72,421 (a) Insmed, Inc 5,287
34,856 (a),(b) Intellia Therapeutics, Inc 716
46,963 (a) Intra-Cellular Therapies, Inc 3,436
68,224 (a),(b) Ionis Pharmaceuticals, Inc 2,733
109,007 (a) Iovance Biotherapeutics, Inc 1,024
86,333 (a) IQVIA Holdings, Inc 20,458
95,014 (a) Ironwood Pharmaceuticals, Inc 391
11,046 (a) iTeos Therapeutics, Inc 113
8,802 (a) Janux Therapeutics, Inc 400
5,318 (a),(b) Jasper Therapeutics, Inc 100
28,814 (a) Jazz Pharmaceuticals plc 3,210
1,112,844 Johnson & Johnson 180,348
10,666 (a),(b) KalVista Pharmaceuticals, Inc 124
8,516 (a) Keros Therapeutics, Inc 495
11,321 (a) Kiniksa Pharmaceuticals Ltd 283
18,276 (a) Kodiak Sciences, Inc 48
9,785 (a) Krystal Biotech, Inc 1,781
31,598 (a) Kura Oncology, Inc 617
15,771 (a) Kymera Therapeutics, Inc 746
69,606 (a),(b) Larimar Therapeutics, Inc 456
5,908 (b) LENZ Therapeutics, Inc 140
4,815 (a),(b) Lexeo Therapeutics, Inc 44
30,110 (a),(b) Lexicon Pharmaceuticals, Inc 47
8,586 (a),(b) Ligand Pharmaceuticals, Inc (Class B) 859
65,652 (a),(b) Lineage Cell Therapeutics, Inc 59
24,455 (a),(b) Liquidia Corp 245

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
27,946 (a) Longboard Pharmaceuticals, Inc $ 931
77,816 (a),(b) Lyell Immunopharma, Inc 107
32,187 (a),(b) MacroGenics, Inc 106
8,182 (a),(b) Madrigal Pharmaceuticals, Inc 1,736
11,133 (a),(b) Magenta Therapeutics, Inc 305
94,899 (a),(b) MannKind Corp 597
54,984 (a) Maravai LifeSciences Holdings, Inc 457
51,230 (a),(b) MaxCyte, Inc 199
11,925 (a) Medpace Holdings, Inc 3,981
10,086 (a) MeiraGTx Holdings plc 42
1,170,940 Merck & Co, Inc 132,972
2,255 Mesa Laboratories, Inc 293
10,239 (a) Mettler-Toledo International, Inc 15,355
60,615 (a) MiMedx Group, Inc 358
33,765 (a),(b) Mind Medicine MindMed, Inc 192
7,068 (a),(b) Mineralys Therapeutics, Inc 86
8,147 (a) Mirum Pharmaceuticals, Inc 318
151,753 (a) Moderna, Inc 10,142
14,704 (a),(b) Monte Rosa Therapeutics, Inc 78
46,607 (a) Myriad Genetics, Inc 1,277
51,554 (a) Natera, Inc 6,545
25,317 (a) Nautilus Biotechnology, Inc 72
84,671 (a) Nektar Therapeutics 110
39,443 (a),(b) Neumora Therapeutics, Inc 521
45,814 (a),(b) Neurocrine Biosciences, Inc 5,279
4,815 (a),(b) Neurogene, Inc 202
9,374 (a) Nkarta, Inc 42
101,805 (a),(b) Novavax, Inc 1,286
17,085 (a) Nurix Therapeutics, Inc 384
10,256 (a) Nuvalent, Inc 1,049
35,946 (a) Nuvation Bio, Inc 82
119,984 (a),(b) Ocugen, Inc 119
127,818 (a),(b) Ocular Therapeutix, Inc 1,112
13,370 (a),(b) Olema Pharmaceuticals, Inc 160
26,439 (a),(b) Omeros Corp 105
3,255 (a),(c) OmniAb Operations, Inc 0 ^
3,255 (a),(c) OmniAb Operations, Inc 0 ^
42,028 (a) OmniAb, Inc 178
13,691 (a) Organogenesis Holdings, Inc 39
99,908 Organon & Co 1,911
19,543 (a),(b) ORIC Pharmaceuticals, Inc 200
29,936 (a) Ovid therapeutics, Inc 35
23,821 (a) Pacira BioSciences, Inc 359
7,281 (a) PepGen, Inc 62
59,289 (b) PerkinElmer, Inc 7,574
48,417 Perrigo Co plc 1,270
21,996 (a),(b) Perspective Therapeutics, Inc 294
2,617,797 Pfizer, Inc 75,759
456 (a),(b) Phathom Pharmaceuticals, Inc 8
12,927 Phibro Animal Health Corp 291
27,964 (a),(b) Pliant Therapeutics, Inc 313
32,424 (a) Poseida Therapeutics, Inc 93
8,041 (a) Praxis Precision Medicines, Inc 463
39,456 (a),(b) Precigen, Inc 37
24,486 (a) Prestige Consumer Healthcare, Inc. 1,765
19,579 (a),(b) Prime Medicine, Inc 76
30,525 (a),(b) ProKidney Corp 59
22,557 (a) Protagonist Therapeutics, Inc 1,015
18,603 (a) Prothena Corp plc 311
37,990 (a) PTC Therapeutics, Inc 1,409
15,918 (a),(b) Q32 Bio, Inc 710
109,718 QIAGEN NV 5,000

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
16,838 (a) Quanterix Corp $ 218
46,832 (a),(b) Quantum-Si, Inc 41
6,533 (a) RAPT Therapeutics, Inc 13
175,565 (a),(b) Recursion Pharmaceuticals, Inc 1,157
48,433 (a) Regeneron Pharmaceuticals, Inc 50,915
19,715 (a),(b) REGENXBIO, Inc 207
31,945 (a) Relay Therapeutics, Inc 226
26,192 (a),(b) Repligen Corp 3,898
10,254 (a) Replimune Group, Inc 112
33,815 (a) Revance Therapeutics, Inc 176
71,048 (a) REVOLUTION Medicines, Inc 3,222
25,414 (a) Rhythm Pharmaceuticals, Inc 1,331
20,281 (a) Rocket Pharmaceuticals, Inc 375
178,841 (a) Roivant Sciences Ltd 2,064
165,226 Royalty Pharma plc 4,674
28,225 (a) Sage Therapeutics, Inc 204
46,510 (a),(b) Sana Biotechnology, Inc 194
41,917 (a) Sarepta Therapeutics, Inc 5,235
38,005 (a),(b) Savara, Inc 161
7,676 (a),(b) Scholar Rock Holding Corp 62
14,352 (a) scPharmaceuticals, Inc 65
3,372 (a),(b) Selecta Biosciences, Inc 54
35,191 SIGA Technologies, Inc 238
10,251 (a),(b) Soleno Therapeutics, Inc 518
99,083 (a),(b),(c) Sorrento Therapeutics, Inc 88
43,033 (a) Sotera Health Co 719
35,381 (a),(b) SpringWorks Therapeutics, Inc 1,134
16,178 (a),(b) Spyre Therapeutics, Inc 476
10,464 (a) Stoke Therapeutics, Inc 129
60,335 (a),(b) Summit Therapeutics, Inc 1,321
26,807 (a) Supernus Pharmaceuticals, Inc 836
15,843 (a) Sutro Biopharma, Inc 55
24,529 (a),(b) Syndax Pharmaceuticals, Inc 472
23,918 (a),(b) Tango Therapeutics, Inc 184
9,396 (a),(b) Tarsus Pharmaceuticals, Inc 309
75,209 (a) Taysha Gene Therapies, Inc 151
22,763 (a) Tenaya Therapeutics, Inc 44
21,241 (a) Terns Pharmaceuticals, Inc 177
69,942 (a),(b) TG Therapeutics, Inc 1,636
29,259 (a) Theravance Biopharma, Inc 236
177,139 Thermo Fisher Scientific, Inc 109,573
9,283 (a) Third Harmonic Bio, Inc 126
10,802 (b) Tourmaline Bio, Inc 278
25,726 (a) Travere Therapeutics, Inc 360
17,957 (a),(b) TScan Therapeutics, Inc 89
26,284 (a) Twist Bioscience Corp 1,188
6,957 (a),(b) Tyra Biosciences, Inc 164
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,875
20,495 (a) United Therapeutics Corp 7,344
9,811 (a),(b) UroGen Pharma Ltd 125
31,395 (a) Vanda Pharmaceuticals, Inc 147
54,763 (a) Vaxcyte, Inc 6,258
30,037 (a),(b) Ventyx Biosciences, Inc 66
23,684 (a) Vera Therapeutics, Inc 1,047
36,815 (a) Veracyte, Inc 1,253
24,994 (a) Vericel Corp 1,056
119,840 (a) Vertex Pharmaceuticals, Inc 55,735
23,209 (a),(b) Verve Therapeutics, Inc 112
526,128 Viatris, Inc 6,108
47,438 (a) Viking Therapeutics, Inc 3,003
32,800 (a) Vir Biotechnology, Inc 246
16,873 (a) Viridian Therapeutics, Inc 384

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
15,628 (a) Voyager Therapeutics, Inc $ 91
29,140 (a) Waters Corp 10,487
29,537 (a),(b) WaVe Life Sciences Ltd 242
35,435 West Pharmaceutical Services, Inc 10,636
61,355 (a),(b) X4 Pharmaceuticals, Inc 41
27,098 (a) Xencor, Inc 545
67,913 (a),(b) Xeris Biopharma Holdings, Inc 194
3,848 (a),(b) XOMA Corp 102
19,065 (a) Y-mAbs Therapeutics, Inc 251
18,143 (a) Zentalis Pharmaceuticals, Inc 67
17,404 (a),(b) Zevra Therapeutics, Inc 121
214,795 Zoetis, Inc 41,967
26,472 (a) Zymeworks, Inc 332
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,788,740
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
62,854 (a) Anywhere Real Estate, Inc 319
136,520 (a) CBRE Group, Inc 16,994
133,621 (a) Compass, Inc 816
66,192 (a) Cushman & Wakefield plc 902
69,755 DigitalBridge Group, Inc 986
28,436 (b) eXp World Holdings, Inc 401
425 (a) Forestar Group, Inc 14
9,884 (a) FRP Holdings, Inc 295
16,878 (a) Howard Hughes Holdings, Inc 1,307
20,866 (a) Jones Lang LaSalle, Inc 5,630
44,610 Kennedy-Wilson Holdings, Inc 493
11,498 Marcus & Millichap, Inc 456
81,428 Newmark Group, Inc 1,265
228,590 (a),(b) Opendoor Technologies, Inc 457
13,117 (a) Re/Max Holdings, Inc 163
44,481 (a),(b) Real Brokerage, Inc 247
57,095 (a) Redfin Corp 715
5,123 RMR Group, Inc 130
1,875 (a),(b) Seaport Entertainment Group, Inc 51
18,561 St. Joe Co 1,082
3,112 (a) Stratus Properties, Inc 81
12,164 (a) Tejon Ranch Co 214
20,587 (a) Zillow Group, Inc (Class A) 1,275
74,688 (a) Zillow Group, Inc (Class C) 4,769
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 39,062
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
24,578 (a) ACM Research, Inc 499
744,131 (a) Advanced Micro Devices, Inc 122,097
12,826 (a),(b) Aehr Test Systems 165
26,133 (a) Allegro MicroSystems, Inc 609
15,539 (a) Alpha & Omega Semiconductor Ltd 577
19,074 (a) Ambarella, Inc 1,076
55,705 Amkor Technology, Inc 1,705
226,286 Analog Devices, Inc 52,084
383,360 Applied Materials, Inc 77,458
10,398 (a),(b) Astera Labs, Inc 545
16,075 (a) Axcelis Technologies, Inc 1,685
2,099,935 Broadcom, Inc 362,239
15,710 (a) Ceva, Inc 379
20,067 (a) Cirrus Logic, Inc 2,493
26,675 (a) Cohu, Inc 686
63,354 (a) Credo Technology Group Holding Ltd 1,951
23,788 (a),(b) Diodes, Inc 1,525
58,530 (a) Enphase Energy, Inc 6,615
72,011 Entegris, Inc 8,103
48,242 (a) First Solar, Inc 12,033
30,004 (a) Formfactor, Inc 1,380

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
39,047 (a),(b) GLOBALFOUNDRIES, Inc $ 1,572
15,133 (a) Ichor Holdings Ltd 481
8,061 (a),(b) Impinj, Inc 1,745
51,148 (a),(b) indie Semiconductor, Inc 204
1,997,523 Intel Corp 46,862
62,651 KLA Corp 48,518
26,815 Kulicke & Soffa Industries, Inc 1,210
59,856 Lam Research Corp 48,847
68,594 (a) Lattice Semiconductor Corp 3,640
19,536 (a) MACOM Technology Solutions Holdings, Inc 2,174
392,942 Marvell Technology, Inc 28,339
38,172 (a) MaxLinear, Inc 553
251,780 Microchip Technology, Inc 20,215
509,762 Micron Technology, Inc 52,867
33,135 MKS Instruments, Inc 3,602
21,877 Monolithic Power Systems, Inc 20,225
50,806 (a),(b) Navitas Semiconductor Corp 124
2,338 NVE Corp 187
10,809,786 Nvidia Corp 1,312,740
197,725 (a) ON Semiconductor Corp 14,357
21,454 (a) Onto Innovation, Inc 4,453
20,605 (a) PDF Solutions, Inc 653
29,998 (a),(b) Photronics, Inc 743
25,919 Power Integrations, Inc 1,662
40,211 (a) Qorvo, Inc 4,154
516,085 QUALCOMM, Inc 87,760
53,820 (a) Rambus, Inc 2,272
35,296 (a),(b) Semtech Corp 1,612
15,676 (a) Silicon Laboratories, Inc 1,812
7,023 (a) SiTime Corp 1,205
12,927 (a),(b) SkyWater Technology, Inc 117
68,458 Skyworks Solutions, Inc 6,762
15,494 (a) SMART Global Holdings, Inc 325
19,257 (a),(b) Synaptics, Inc 1,494
70,711 Teradyne, Inc 9,470
419,463 Texas Instruments, Inc 86,648
23,500 (a) Ultra Clean Holdings 938
20,752 Universal Display Corp 4,356
25,957 (a) Veeco Instruments, Inc 860
62,345 (a),(b) Wolfspeed, Inc 605
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,482,267
SOFTWARE & SERVICES - 11.4%
65,506 (a) 8x8, Inc 134
32,215 A10 Networks, Inc 465
290,108 Accenture plc 102,547
51,028 (a) ACI Worldwide, Inc 2,597
57,275 (b) Adeia, Inc 682
204,802 (a) Adobe, Inc 106,042
11,056 (a) Agilysys, Inc 1,205
70,255 (a) Akamai Technologies, Inc 7,092
26,945 (a) Alarm.com Holdings, Inc 1,473
15,192 (a) Alkami Technology, Inc 479
24,769 (a),(b) Altair Engineering, Inc 2,366
51,231 Amdocs Ltd 4,482
15,720 American Software, Inc (Class A) 176
28,669 (a) Amplitude, Inc 257
38,604 (a) Ansys, Inc 12,300
9,509 (a) Appfolio, Inc 2,238
20,140 (a) Appian Corp 688
33,758 (a),(b) Applied Digital Corp 278
123,147 (a) AppLovin Corp 16,077
13,197 (a),(b) Arteris, Inc 102

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
40,356 (a) Asana, Inc $ 468
14,242 (a) Aspentech Corp 3,401
9,467 (a),(b) Asure Software, Inc 86
72,980 (a) Atlassian Corp Ltd 11,590
97,369 (a) Autodesk, Inc 26,823
66,029 (a) AvePoint, Inc 777
19,045 (a) Backblaze, Inc 122
65,819 Bentley Systems, Inc 3,344
24,476 (a) BigCommerce Holdings, Inc 143
49,304 (a) BILL Holdings, Inc 2,601
36,478 (a),(b) Bit Digital, Inc 128
17,422 (a) Blackbaud, Inc 1,475
29,853 (a) BlackLine, Inc 1,646
108,065 (a),(b) Blend Labs, Inc 405
66,925 (a) Box, Inc 2,190
17,121 (a) Braze, Inc 554
29,086 (a),(b) C3.ai, Inc 705
127,596 (a) Cadence Design Systems, Inc 34,582
161,339 (a),(b) CCC Intelligent Solutions Holdings, Inc 1,783
22,039 (a),(b) Cerence, Inc 69
73,546 (a),(b) Ceridian HCM Holding, Inc 4,505
80,624 (a),(b) Cipher Mining, Inc 312
82,383 (a) Cleanspark, Inc 769
31,897 (b) Clear Secure, Inc 1,057
65,042 (a) Clearwater Analytics Holdings, Inc 1,642
136,887 (a) Cloudflare, Inc 11,073
222,916 Cognizant Technology Solutions Corp (Class A) 17,205
20,876 (a) Commvault Systems, Inc 3,212
113,585 (a) Confluent, Inc 2,315
7,805 (a) Consensus Cloud Solutions, Inc 184
83,149 (a) Core Scientific, Inc 986
13,583 (a) Couchbase, Inc 219
104,754 (a) Crowdstrike Holdings, Inc 29,380
6,968 (a) CS Disco, Inc 41
140,367 (a) Datadog, Inc 16,151
3,677 (a),(b) Dave, Inc 147
7,264 (a),(b) Digimarc Corp 195
46,104 (a),(b) Digital Turbine, Inc 142
39,126 (a) DigitalOcean Holdings, Inc 1,580
91,998 (a) DocuSign, Inc 5,712
29,210 Dolby Laboratories, Inc (Class A) 2,235
15,039 (a) Domo, Inc 113
55,975 (a) DoubleVerify Holdings, Inc 943
118,133 (a) Dropbox, Inc 3,004
83,626 (a),(b) DXC Technology Co 1,735
138,407 (a) Dynatrace, Inc 7,401
87,429 (a) E2open Parent Holdings, Inc 386
10,699 (a) eGain Corp 55
37,517 (a) Elastic NV 2,880
13,046 (a) Enfusion, Inc 124
30,234 (a) Envestnet, Inc 1,893
27,283 (a) EPAM Systems, Inc 5,430
12,378 (a) EverCommerce, Inc 128
11,030 (a) Fair Isaac Corp 21,437
58,075 (a) Fastly, Inc 440
37,675 (a) Five9, Inc 1,082
291,074 (a) Fortinet, Inc 22,573
80,143 (a) Freshworks, Inc 920
35,194 (a) Gartner, Inc 17,835
250,363 Gen Digital, Inc 6,867
55,662 (a) Gitlab, Inc 2,869
18,760 (a),(b) Globant S.A. 3,717

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
63,212 (a),(b) GoDaddy, Inc $ 9,910
15,258 (a) Grid Dynamics Holdings, Inc 214
39,348 (a) Guidewire Software, Inc 7,198
17,956 Hackett Group, Inc 472
68,968 (a) HashiCorp, Inc 2,335
22,934 (a) HubSpot, Inc 12,192
37,438 (a),(b) Hut 8 Corp 459
5,474 (a) IBEX Holdings Ltd 109
13,864 (a) iLearningEngines Holdings, Inc 23
17,943 (a),(b) Informatica, Inc 454
18,219 Information Services Group, Inc 60
8,870 (a),(b) Instructure Holdings, Inc 209
10,845 (a) Intapp, Inc 519
13,365 (b) InterDigital, Inc 1,893
423,389 International Business Machines Corp 93,603
125,821 Intuit, Inc 78,135
29,050 (a) Jamf Holding Corp 504
95,867 (a) Kyndryl Holdings, Inc 2,203
35,615 (a) LiveRamp Holdings, Inc 883
28,757 (a),(b) Manhattan Associates, Inc 8,092
102,816 (a),(b) Marathon Digital Holdings, Inc 1,668
112,247 (a) Matterport, Inc 505
11,893 (a) MeridianLink, Inc 245
3,435,331 Microsoft Corp 1,478,223
70,520 (a),(b) MicroStrategy, Inc (Class A) 11,890
22,456 (a),(b) Mitek Systems, Inc 195
31,781 (a) MongoDB, Inc 8,592
19,169 (a) N-able, Inc 250
25,933 (a) nCino OpCo, Inc 819
68,992 (a) NCR Corp 936
34,975 (a),(b) NextNav, Inc 262
107,369 (a) Nutanix, Inc 6,362
67,719 (a) Okta, Inc 5,034
46,103 (a) Olo, Inc 229
4,837 (a),(b) ON24, Inc 30
21,489 (a) OneSpan, Inc 358
722,401 Oracle Corp 123,097
18,910 (a),(b) Pagaya Technologies Ltd 200
41,005 (a),(b) PagerDuty, Inc 761
920,372 (a) Palantir Technologies, Inc 34,238
140,378 (a) Palo Alto Networks, Inc 47,981
5,466 (b) Park City Group, Inc 101
36,294 (a) Paycor HCM, Inc 515
20,584 (a) Paylocity Holding Corp 3,396
22,404 Pegasystems, Inc 1,637
17,663 (a) Perficient, Inc 1,333
23,203 (a),(b) PowerSchool Holdings, Inc 529
49,471 (a) Procore Technologies, Inc 3,053
23,997 Progress Software Corp 1,617
19,034 (a) PROS Holdings, Inc 353
52,897 (a) PTC, Inc 9,556
29,530 (a) Q2 Holdings, Inc 2,356
18,605 (a) Qualys, Inc 2,390
32,323 (a),(b) Rackspace Technology, Inc 79
31,056 (a) Rapid7, Inc 1,239
24,959 (a),(b) Rimini Street, Inc 46
44,149 (a) RingCentral, Inc 1,396
126,644 (a),(b) Riot Platforms, Inc 940
48,617 Roper Industries, Inc 27,052
432,797 Salesforce, Inc 118,461
15,268 Sapiens International Corp NV 569
15,611 (a) SEMrush Holdings, Inc 245

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
113,808 (a) SentinelOne, Inc $ 2,722
94,738 (a) ServiceNow, Inc 84,733
66,115 (a) Smartsheet, Inc 3,660
143,526 (a) Snowflake, Inc 16,485
19,169 SolarWinds Corp 250
226,672 (a),(b) SoundHound AI, Inc 1,056
4,906 (a) SoundThinking, Inc 57
42,968 (a),(b) Sprinklr, Inc 332
24,107 (a),(b) Sprout Social, Inc 701
19,690 (a) SPS Commerce, Inc 3,823
28,180 (a) Squarespace, Inc 1,308
70,392 (a) Synopsys, Inc 35,646
26,632 (a) Telos Corp 96
49,510 (a) Tenable Holdings, Inc 2,006
51,680 (a) Teradata Corp 1,568
71,297 (a),(b) Terawulf, Inc 334
22,872 (a) Thoughtworks Holding, Inc 101
200,238 (a) Trade Desk, Inc 21,956
6,516 (a),(b) Tucows, Inc 136
85,658 (a) Twilio, Inc 5,587
19,472 (a),(b) Tyler Technologies, Inc 11,366
192,445 (a) UiPath, Inc 2,463
38,674 (a) Unisys Corp 220
143,370 (a),(b) Unity Software, Inc 3,243
56,469 (a) Varonis Systems, Inc 3,190
35,164 (a) Verint Systems, Inc 891
43,208 (a) VeriSign, Inc 8,208
25,338 (a) Vertex, Inc 976
6,012 (a) Viant Technology, Inc 67
16,330 (a) Weave Communications, Inc 209
96,370 (a) Workday, Inc 23,554
22,930 (a),(b) Workiva, Inc 1,814
22,910 (a) Xperi, Inc 212
55,032 (a) Yext, Inc 381
82,349 (a) Zeta Global Holdings Corp 2,456
121,590 (a) Zoom Video Communications, Inc 8,480
41,021 (a) Zscaler, Inc 7,012
55,037 (a) Zuora, Inc 474
TOTAL SOFTWARE & SERVICES 2,931,444
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
6,963 (a),(b) 908 Devices, Inc 24
35,649 (a) ADTRAN Holdings, Inc 211
20,999 Advanced Energy Industries, Inc 2,210
8,262 (a),(b) Aeva Technologies, Inc 27
542,416 Amphenol Corp (Class A) 35,344
6,715,072 Apple, Inc 1,564,612
17,372 (a),(b) Applied Optoelectronics, Inc 249
118,830 (a) Arista Networks, Inc 45,609
47,303 (a) Arlo Technologies, Inc 573
19,758 (a) Arrow Electronics, Inc 2,624
5,662 (a) Aviat Networks, Inc 122
36,381 Avnet, Inc 1,976
13,192 Badger Meter, Inc 2,881
5,150 Bel Fuse, Inc (Class B) 404
24,142 Belden CDT, Inc 2,828
19,531 (b) Benchmark Electronics, Inc 866
28,887 (a) Calix, Inc 1,121
59,937 CDW Corp 13,564
66,786 (a),(b) Ciena Corp 4,113
1,871,865 Cisco Systems, Inc 99,621
8,964 (a),(b) Clearfield, Inc 349
2,062 Climb Global Solutions, Inc 205

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
83,398 Cognex Corp $ 3,378
59,436 (a) Coherent Corp 5,284
97,017 (a) CommScope Holding Co, Inc 593
360,625 Corning, Inc 16,282
8,680 (a) Corsair Gaming, Inc 60
21,581 Crane NXT Co 1,211
17,421 CTS Corp 843
19,434 (a) Daktronics, Inc 251
125,513 Dell Technologies, Inc 14,878
11,671 (a),(b) Diebold Nixdorf, Inc 521
18,652 (a) Digi International, Inc 513
24,605 (a) Eastman Kodak Co 116
8,409 (a) ePlus, Inc 827
43,075 (a),(b) Evolv Technologies Holdings, Inc 174
62,313 (a) Extreme Networks, Inc 937
25,536 (a) F5 Networks, Inc 5,623
16,219 (a) Fabrinet 3,835
9,925 (a) FARO Technologies, Inc 190
58,321 (a) Harmonic, Inc 850
604,149 Hewlett Packard Enterprise Co 12,361
437,420 HP, Inc 15,690
15,475 Immersion Corp 138
103,799 (a),(b) Infinera Corp 701
14,981 (a) Insight Enterprises, Inc 3,227
60,908 (a),(b) IonQ, Inc 532
14,955 (a) IPG Photonics Corp 1,111
21,652 (a) Iteris, Inc 155
24,355 (a) Itron, Inc 2,601
52,704 Jabil Inc 6,316
144,108 Juniper Networks, Inc 5,617
80,922 (a) Keysight Technologies, Inc 12,861
21,162 (a) Kimball Electronics, Inc 392
28,141 (a) Knowles Corp 507
57,291 (a),(b) Lightwave Logic, Inc 158
13,151 Littelfuse, Inc 3,488
36,595 (a),(b) Lumentum Holdings, Inc 2,319
20,833 Methode Electronics, Inc 249
86,400 (a),(b) MicroVision, Inc 99
70,213 (a) Mirion Technologies, Inc 777
75,777 Motorola Solutions, Inc 34,072
15,874 Napco Security Technologies, Inc 642
92,212 NetApp, Inc 11,389
16,454 (a) Netgear, Inc 330
43,446 (a) Netscout Systems, Inc 945
20,535 (a) nLight, Inc 220
18,332 (a),(b) Novanta, Inc 3,280
9,244 (a) OSI Systems, Inc 1,404
20,398 (a),(b) Ouster, Inc 129
12,941 (a),(b) PAR Technology Corp 674
8,216 PC Connection, Inc 620
17,083 (a) Plexus Corp 2,335
42,352 (a) Powerfleet, Inc 212
128,500 (a) Pure Storage, Inc 6,456
37,508 (a) Ribbon Communications, Inc 122
5,943 (b) Richardson Electronics Ltd 73
8,376 (a) Rogers Corp 947
28,498 (a) Sanmina Corp 1,951
17,777 (a) Scansource, Inc 854
61,017 (a) SmartRent, Inc 106
23,360 (a),(b) Super Micro Computer, Inc 9,727
35,303 TD SYNNEX Corp 4,239
21,133 (a) Teledyne Technologies, Inc 9,249

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
116,227 (a) Trimble Inc $ 7,217
51,948 (a) TTM Technologies, Inc 948
8,166 (a) Turtle Beach Corp 125
1,436 Ubiquiti, Inc 318
59,678 (a) Viasat, Inc 713
89,946 (a) Viavi Solutions, Inc 811
52,971 Vishay Intertechnology, Inc 1,002
9,508 (a) Vishay Precision Group, Inc 246
71,903 (b) Vontier Corp 2,426
155,579 (a) Western Digital Corp 10,624
58,625 (b) Xerox Holdings Corp 609
23,694 (a) Zebra Technologies Corp (Class A) 8,774
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,028,987
TELECOMMUNICATION SERVICES - 0.9%
7,472 (a) Anterix, Inc 281
73,597 (a),(b) AST SpaceMobile, Inc 1,925
3,298,566 AT&T, Inc 72,568
7,918 ATN International, Inc 256
12,460 (a) Bandwidth, Inc 218
15,982 Cogent Communications Group, Inc 1,213
48,355 (a) Consolidated Communications Holdings, Inc 224
70,447 (a) EchoStar Corp (Class A) 1,748
126,319 (a) Frontier Communications Parent, Inc 4,488
52,848 (a),(c) GCI Liberty, Inc 1
331,269 (a) Globalstar, Inc 411
13,459 (a) Gogo, Inc 97
11,096 IDT Corp 424
60,764 Iridium Communications, Inc 1,850
78,661 (a) Liberty Global Ltd 1,661
82,270 (a) Liberty Global Ltd 1,778
29,453 (a) Liberty Latin America Ltd (Class A) 282
84,348 (a) Liberty Latin America Ltd (Class C) 800
470,270 (a) Lumen Technologies, Inc 3,339
13,047 (a) Ooma, Inc 149
26,373 Shenandoah Telecom Co 372
8,527 Spok Holdings, Inc 128
55,138 Telephone and Data Systems, Inc 1,282
222,702 T-Mobile US, Inc 45,957
1,955,734 Verizon Communications, Inc 87,832
TOTAL TELECOMMUNICATION SERVICES 229,284
TRANSPORTATION - 1.5%
37,928 (a) Air Transport Services Group, Inc 614
60,779 (a) Alaska Air Group, Inc 2,748
8,270 (b) Allegiant Travel Co 455
4,307 (a),(b) Amerco, Inc 334
238,440 (a) American Airlines Group, Inc 2,680
8,772 ArcBest Corp 951
8,746 (b) Avis Budget Group, Inc 766
28,768 (a) Blade Air Mobility, Inc 85
56,673 CH Robinson Worldwide, Inc 6,255
23,634 Costamare, Inc 372
8,672 Covenant Logistics Group, Inc 458
896,202 CSX Corp 30,946
299,318 Delta Air Lines, Inc 15,202
64,636 Expeditors International Washington, Inc 8,493
103,847 FedEx Corp 28,421
11,658 (b) Forward Air Corp 413
18,987 (a),(b) Frontier Group Holdings, Inc 102
49,956 FTAI Infrastructure, Inc 468
17,525 Genco Shipping & Trading Ltd 342
62,934 Golden Ocean Group Ltd 842
58,331 (a) GXO Logistics, Inc 3,037

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
26,012 Heartland Express, Inc $ 319
47,325 (a),(b) Hertz Global Holdings, Inc 156
14,156 (b) Himalaya Shipping Ltd 123
18,600 Hub Group, Inc (Class A) 845
40,450 JB Hunt Transport Services, Inc 6,971
124,072 (a) JetBlue Airways Corp 814
128,773 (a),(b) Joby Aviation, Inc 648
25,265 (a) Kirby Corp 3,093
79,606 Knight-Swift Transportation Holdings, Inc 4,295
17,753 Landstar System, Inc 3,353
154,071 (a),(b) Lyft, Inc (Class A) 1,964
34,852 Marten Transport Ltd 617
17,593 Matson, Inc 2,509
106,075 Norfolk Southern Corp 26,360
91,524 Old Dominion Freight Line 18,180
18,024 Pangaea Logistics Solutions Ltd 130
29,335 (a),(b) Radiant Logistics, Inc 189
52,508 (a) RXO, Inc 1,470
16,381 Ryder System, Inc 2,388
33,371 (b) Safe Bulkers, Inc 173
12,372 (a) Saia, Inc 5,410
22,723 Schneider National, Inc 649
14,929 (a) Skywest, Inc 1,269
281,073 Southwest Airlines Co 8,328
9,455 (a) Sun Country Airlines Holdings, Inc 106
922,559 (a) Uber Technologies, Inc 69,340
38,763 U-Haul Holding Co 2,791
279,906 Union Pacific Corp 68,991
150,341 (a) United Airlines Holdings, Inc 8,578
338,139 United Parcel Service, Inc (Class B) 46,102
6,297 Universal Truckload Services, Inc 271
36,247 (b) Werner Enterprises, Inc 1,399
52,508 (a) XPO, Inc 5,645
TOTAL TRANSPORTATION 397,460
UTILITIES - 2.4%
332,725 AES Corp 6,674
17,390 Allete, Inc 1,116
116,456 Alliant Energy Corp 7,068
21,469 (a),(b) Altus Power, Inc 68
119,825 Ameren Corp 10,480
247,843 American Electric Power Co, Inc 25,429
20,132 American States Water Co 1,677
91,256 American Water Works Co, Inc 13,345
69,829 Atmos Energy Corp 9,686
35,255 Avangrid, Inc 1,262
33,562 Avista Corp 1,301
34,402 Black Hills Corp 2,103
44,578 (b) Brookfield Infrastructure Corp 1,936
72,027 Brookfield Renewable Corp 2,352
27,522 California Water Service Group 1,492
307,461 Centerpoint Energy, Inc 9,045
9,405 Chesapeake Utilities Corp 1,168
10,556 (b) Clearway Energy, Inc (Class A) 301
20,458 Clearway Energy, Inc (Class C) 628
135,718 CMS Energy Corp 9,586
158,711 Consolidated Edison, Inc 16,527
7,347 (b) Consolidated Water Co, Inc 185
147,907 Constellation Energy Corp 38,459
386,744 Dominion Energy, Inc 22,350
97,092 DTE Energy Co 12,468
357,343 Duke Energy Corp 41,202
178,792 Edison International 15,571

Equity Index

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
99,676 Entergy Corp $ 13,118
120,927 Essential Utilities, Inc 4,664
98,754 Evergy, Inc 6,124
167,619 Eversource Energy 11,406
461,563 Exelon Corp 18,716
251,646 FirstEnergy Corp 11,160
9,688 Genie Energy Ltd 157
6,410 Global Water Resources, Inc 81
51,729 Hawaiian Electric Industries, Inc 501
23,041 Idacorp, Inc 2,375
14,433 MGE Energy, Inc 1,320
11,759 Middlesex Water Co 767
33,009 (a),(b) Montauk Renewables, Inc 172
42,202 National Fuel Gas Co 2,558
38,348 New Jersey Resources Corp 1,810
953,521 NextEra Energy, Inc 80,601
209,437 NiSource, Inc 7,257
14,483 Northwest Natural Holding Co 591
27,636 NorthWestern Corp 1,581
101,910 NRG Energy, Inc 9,284
96,380 OGE Energy Corp 3,953
27,567 (b) ONE Gas, Inc 2,052
24,734 Ormat Technologies, Inc 1,903
16,819 Otter Tail Corp 1,315
962,345 PG&E Corp 19,026
55,268 Pinnacle West Capital Corp 4,896
28,323 PNM Resources, Inc 1,240
40,332 Portland General Electric Co 1,932
332,474 PPL Corp 10,998
229,133 Public Service Enterprise Group, Inc 20,441
11,616 (a) Pure Cycle Corp 125
291,168 Sempra Energy 24,350
12,005 SJW Corp 698
503,883 Southern Co 45,440
28,412 Southwest Gas Holdings Inc 2,096
21,354 Spire, Inc 1,437
46,961 (a),(b) Sunnova Energy International, Inc 457
72,016 UGI Corp 1,802
10,272 Unitil Corp 622
161,793 Vistra Corp 19,179
151,716 WEC Energy Group, Inc 14,592
259,767 Xcel Energy, Inc 16,963
9,006 York Water Co 337
TOTAL UTILITIES 623,576
TOTAL COMMON STOCKS
(Cost $7,473,119) 25,613,717
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (c) AstraZeneca plc 02/20/29 2
7,917 (c) Chinook Therapeutics, Inc 1
6,981 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS
(Cost $3) 3
TOTAL LONG-TERM INVESTMENTS
(Cost $7,473,122) 25,613,720

Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.0%
$ 161,000 Federal National Mortgage Association (FNMA) 0 .000% 10/23/24 $ 160
TOTAL GOVERNMENT AGENCY DEBT 160
REPURCHASE AGREEMENT - 0.2%
56,300,000 (e) Bank of New York Mellon 4 .860 10/01/24 56,300
TOTAL REPURCHASE AGREEMENT 56,300
TREASURY DEBT - 0.2%
40,945,000 United States Treasury Bill 0 .000 10/29/24 40,794
5,000,000 United States Treasury Bill 0 .000 11/26/24 4,964
TOTAL TREASURY DEBT 45,758
TOTAL SHORT-TERM INVESTMENTS
(Cost $102,213) 102,218
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
130,823,403 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (g) 130,823
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $130,823) 130,823
TOTAL INVESTMENTS - 100.6%
(Cost $7,706,158) 25,846,761
OTHER ASSETS & LIABILITIES, NET - (0.6)% (155,358)
NET ASSETS - 100.0% $25,691,403
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $193,305,830.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $56,760,888 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 4.375%–4.875% and maturity dates 7/31/26–10/31/28, valued at $57,426,040.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 246 12/20/24  $ 70,101 $ 71,515 $ 1,414

Core Bond
Portfolio of Investments September 30, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 95.7%
BANK LOAN OBLIGATIONS - 0.2%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 378,533 (a) Adient US LLC, (TSFR1M + 2.750%) 7 .595% 01/31/31 $ 379
TOTAL AUTOMOBILES & COMPONENTS 379
CAPITAL GOODS - 0 .0%
573,323 (a) Beacon Roofing Supply, Inc, (TSFR1M + 2.000%) 6 .845 05/19/28 574
342,413 (a) Cornerstone Building Brands, Inc, (TSFR1M + 3.250%) 8 .447 04/12/28 336
183,230 (a) Oregon Tool Holdings, Inc, (TSFR3M + 4.000%) 8 .865 10/13/28 136
1,251,393 (a) TK Elevator US Newco, Inc, (TSFR6M + 3.500%) 8 .588 04/30/30 1,256
964,271 (a) TransDigm, Inc, (TSFR3M + 2.750%) 7 .354 03/22/30 965
898,276 (a) TransDigm, Inc, (TSFR3M + 2.500%) 7 .104 02/28/31 896
TOTAL CAPITAL GOODS 4,163
COMMERCIAL & PROFESSIONAL SERVICES - 0 .0%
807,557 (a) Camelot US Acquisition LLC, (TSFR1M + 2.750%) 7 .997 01/31/31 807
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 807
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
686,946 (a) CNT Holdings I Corp, (TSFR3M + 3.500%) 8 .752 11/08/27 689
406,847 (a) LS Group OpCo Acquistion LLC, (TSFR1M + 3.000%) 7 .845 04/23/31 408
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,097
CONSUMER DURABLES & APPAREL - 0 .0%
166,910 (a) Samsonite IP Holdings Sarl, (TSFR1M + 2.000%) 6 .845 06/21/30 168
416,549 (a) Weber-Stephen Products LLC, (TSFR1M + 3.250%) 8 .210 10/30/27 394
TOTAL CONSUMER DURABLES & APPAREL 562
CONSUMER SERVICES - 0 .1%
429,208 (a) 1011778 BC ULC, (TSFR1M + 1.750%) 6 .595 09/20/30 426
663,109 (a) Carnival Corp, (TSFR1M + 2.750%) 7 .595 10/18/28 665
1,985,000 (a) Flutter Financing BV, (TSFR3M + 2.000%) 6 .604 11/30/30 1,989
353,199 (a) IRB Holding Corp, (TSFR1M + 2.750%) 7 .695 12/15/27 353
927,639 (a) KFC Holding Co, (TSFR1M + 1.750%) 6 .879 03/15/28 933
580,428 (a) Spin Holdco, Inc, (TSFR3M + 4.000%) 9 .256 03/04/28 511
TOTAL CONSUMER SERVICES 4,877
ENERGY - 0 .0%
660,911 (a) Buckeye Partners LP, (TSFR1M + 1.750%) 6 .595 11/01/26 661
TOTAL ENERGY 661
FINANCIAL SERVICES - 0 .0%
215,438 (a) Avolon TLB Borrower US LLC, (TSFR1M + 1.500%) 6 .561 02/12/27 216
172,754 (a) Avolon TLB Borrower US LLC, (TSFR1M + 2.000%) 6 .961 06/22/28 173
2,111,641 (a) Trans Union LLC, (TSFR1M + 2.000%) 6 .845 12/01/28 2,113
TOTAL FINANCIAL SERVICES 2,502
FOOD, BEVERAGE & TOBACCO - 0 .0%
239,159 (a) Arterra Wines Canada, Inc, (TSFR3M + 3.500%) 8 .365 11/24/27 232
420,641 (a) Chobani LLC, (TSFR1M + 3.250%) 8 .210 10/25/27 422
TOTAL FOOD, BEVERAGE & TOBACCO 654
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
518,228 (a) Medline Borrower LP, (TSFR1M + 2.750%) 7 .595 10/23/28 519
377,966 (a) Select Medical Corp, (TSFR1M + 3.000%) 7 .845 03/06/27 380
186,462 (a),(b) Team Health Holdings, Inc, (TSFR3M + 5.250%) 10 .502 03/02/27 179
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,078
MATERIALS - 0 .0%
1,197,877 (a) Asplundh Tree Expert LLC, (TSFR1M + 1.750%) 6 .695 09/07/27 1,200
TOTAL MATERIALS 1,200
MEDIA & ENTERTAINMENT - 0 .0%
366,358 (a) DIRECTV Financing LLC, (TSFR1M + 5.000%) 9 .960 08/02/27 367
449,661 (a) Lions Gate Capital Holdings LLC, (TSFR1M + 2.250%) 7 .195 03/24/25 450
TOTAL MEDIA & ENTERTAINMENT 817
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
252,864 (a) Avantor Funding, Inc, (TSFR1M + 2.000%) 6 .945 11/08/27 255

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 96,705 (a) Grifols Worldwide Operations USA, Inc, (TSFR3M + 2.000%) 7 .402% 11/15/27 $ 94
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 349
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
12,641 (a) Cushman & Wakefield plc, (TSFR1M + 3.000%) 7 .845 01/31/30 13
516,477 (a) Cushman & Wakefield US Borrower LLC, (TSFR1M + 3.000%) 7 .845 01/31/30 517
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 530
SOFTWARE & SERVICES - 0 .1%
1,514,229 (a) Ellucian Holdings, Inc, (TSFR1M + 3.500%) 8 .445 10/09/29 1,520
1,250,944 (a) Gen Digital, Inc, (TSFR1M + 1.750%) 6 .595 09/12/29 1,248
370,077 (a) Rackspace Finance LLC, (TSFR1M + 2.750%) 7 .982 05/15/28 207
87,760 (a) Rackspace Finance LLC, (TSFR1M + 6.250%) 11 .483 05/15/28 89
695,588 (a) Rocket Software, Inc, (TSFR1M + 4.750%) 9 .595 11/28/28 697
886,575 (a) UKG, Inc, (TSFR3M + 3.250%) 8 .555 02/10/31 888
TOTAL SOFTWARE & SERVICES 4,649
TELECOMMUNICATION SERVICES - 0 .0%
298,363 (a) Cablevision Lightpath LLC, (TSFR1M + 3.250%) 8 .461 11/30/27 298
TOTAL TELECOMMUNICATION SERVICES 298
TRANSPORTATION - 0 .0%
204,488 (a) Air Canada, (TSFR3M + 2.500%) 7 .253 03/21/31 205
236,776 (a) SkyMiles IP Ltd, (TSFR3M + 3.750%) 9 .032 10/20/27 242
TOTAL TRANSPORTATION 447
TOTAL BANK LOAN OBLIGATIONS
(Cost $25,100) 25,070
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 30.2%
AUTOMOBILES & COMPONENTS - 0.9%
EUR 300,000 Aptiv plc
1 .500 03/10/25 331
EUR 500,000 (c) Dana Financing Luxembourg Sarl
3 .000 07/15/29 490
225,000 Dana, Inc
5 .375 11/15/27 223
350,000 (d) Dana, Inc
5 .625 06/15/28 343
8,080,000 Ford Motor Credit Co LLC
6 .950 03/06/26 8,270
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 350
4,525,000 Ford Motor Credit Co LLC
7 .350 03/06/30 4,900
4,000,000 (c) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 4,135
20,000,000 General Motors Financial Co, Inc
2 .750 06/20/25 19,679
19,850,000 General Motors Financial Co, Inc
5 .000 04/09/27 20,069
EUR 500,000 General Motors Financial Co, Inc
0 .600 05/20/27 522
EUR 300,000 General Motors Financial Co, Inc
4 .300 02/15/29 344
6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,513
2,550,000 General Motors Financial Co, Inc
5 .750 02/08/31 2,637
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,341
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,108
5,450,000 General Motors Financial Co, Inc
5 .700 N/A(e) 5,334
EUR 205,000 (c) Goodyear Europe BV
2 .750 08/15/28 206
3,575,000 (c) Hyundai Capital Services, Inc
2 .125 04/24/25 3,522
EUR 400,000 (c),(f) IHO Verwaltungs GmbH
3 .750 09/15/26 444
200,000 (c) Kia Corp
2 .750 02/14/27 193
5,700,000 Toyota Motor Credit Corp
4 .550 08/08/29 5,792
150,000 (c) ZF North America Capital, Inc
6 .875 04/14/28 151
TOTAL AUTOMOBILES & COMPONENTS 99,897
BANKS - 6.0%
2,000,000 (c) Akbank T.A.S.
6 .800 06/22/31 1,997
1,775,000 (c) Banco de Credito del Peru
3 .125 07/01/30 1,732
1,500,000 (c) Banco de Credito e Inversiones S.A.
2 .875 10/14/31 1,339
700,000 (c) Banco de Credito e Inversiones S.A.
8 .750 N/A(e) 754
3,000,000 (c) Banco del Estado de Chile
2 .704 01/09/25 2,977
3,000,000 (c) Banco Nacional de Panama
2 .500 08/11/30 2,485
EUR 600,000 (a) Banco Santander S.A.
0 .500 03/24/27 644
EUR 400,000 Banco Santander S.A.
0 .200 02/11/28 407
GBP 400,000 Banco Santander S.A.
4 .750 08/30/28 535

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 2,650,000 Bancolombia S.A.
4 .625% 12/18/29 $ 2,623
2,000,000 Bancolombia S.A.
8 .625 12/24/34 2,147
3,010,000 (c) Bangkok Bank PCL
3 .466 09/23/36 2,654
1,750,000 (c) Banistmo S.A.
4 .250 07/31/27 1,692
8,100,000 (c) Bank Hapoalim BM
3 .255 01/21/32 7,508
6,300,000 (c) Bank Leumi Le-Israel BM
3 .275 01/29/31 5,979
EUR 400,000 Bank of America Corp
1 .375 03/26/25 441
EUR 300,000 Bank of America Corp
1 .776 05/04/27 328
55,925,000 Bank of America Corp
2 .592 04/29/31 50,715
23,000,000 Bank of America Corp
5 .288 04/25/34 23,913
14,150,000 Bank of America Corp
5 .468 01/23/35 14,880
26,750,000 Bank of America Corp
2 .676 06/19/41 20,113
3,000,000 Bank of America Corp
6 .100 N/A(e) 3,004
2,975,000 Bank of Montreal
3 .803 12/15/32 2,891
GBP 300,000 Banque Federative du Credit Mutuel S.A.
4 .875 09/25/25 401
EUR 500,000 Barclays plc
4 .918 08/08/30 595
6,075,000 Barclays plc
3 .330 11/24/42 4,684
300,000 (c) BBVA Bancomer S.A.
5 .350 11/12/29 299
1,500,000 (c) BBVA Bancomer S.A.
5 .125 01/18/33 1,427
1,400,000 (c) BBVA Bancomer S.A.
8 .450 06/29/38 1,527
5,600,000 (c) BNP Paribas S.A.
1 .904 09/30/28 5,203
EUR 500,000 BNP Paribas S.A.
3 .875 02/23/29 574
5,000,000 (c) BNP Paribas S.A.
2 .159 09/15/29 4,556
EUR 300,000 BPCE S.A.
0 .500 09/15/27 318
7,900,000 CitiBank NA
5 .570 04/30/34 8,428
36,375,000 Citigroup, Inc
3 .200 10/21/26 35,628
11,970,000 Citigroup, Inc
4 .125 07/25/28 11,873
7,100,000 (d) Citigroup, Inc
4 .542 09/19/30 7,108
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,412
39,225,000 Citigroup, Inc
6 .270 11/17/33 43,089
6,750,000 Citigroup, Inc
7 .625 N/A(e) 7,212
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,299
GBP 600,000 Danske Bank A.S.
2 .250 01/14/28 755
EUR 500,000 Danske Bank A.S.
4 .125 01/10/31 585
7,350,000 (d) Deutsche Bank AG.
5 .371 09/09/27 7,564
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,304
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,656
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,338
2,425,000 (c) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,083
3,325,000 (c) Grupo Aval Ltd
4 .375 02/04/30 2,961
2,880,000 (c) Hana Bank
3 .500 N/A(e) 2,753
9,925,000 HSBC Holdings plc
4 .292 09/12/26 9,880
6,200,000 HSBC Holdings plc
2 .013 09/22/28 5,785
12,400,000 HSBC Holdings plc
7 .390 11/03/28 13,424
11,925,000 HSBC Holdings plc
2 .206 08/17/29 10,934
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,654
8,375,000 HSBC Holdings plc
6 .875 N/A(e) 8,627
6,675,000 HSBC Holdings plc
6 .950 N/A(e) 6,875
7,000,000 Huntington Bancshares, Inc
5 .625 N/A(e) 6,995
UGX 2,000,000,000 (c) ICBC Standard Bank plc
14 .250 06/26/34 466
2,125,000 (c) Intercorp Financial Services, Inc
4 .125 10/19/27 2,053
200,000 (c) Intesa Sanpaolo S.p.A
4 .198 06/01/32 178
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,386
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,342
EUR 600,000 JPMorgan Chase & Co
1 .638 05/18/28 647
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,738
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,213
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,847
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 20,198
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 25,559
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,559
27,925,000 JPMorgan Chase & Co
5 .766 04/22/35 30,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 2,625,000 JPMorgan Chase & Co
2 .525% 11/19/41 $ 1,937
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,624
11,100,000 JPMorgan Chase & Co
6 .100 N/A(e) 11,100
9,375,000 JPMorgan Chase & Co
6 .875 N/A(e) 10,053
6,250,000 JPMorgan Chase & Co
3 .650 N/A(e) 6,046
EUR 925,000 Kreditanstalt fuer Wiederaufbau
2 .625 01/10/34 1,035
5,950,000 M&T Bank Corp
3 .500 N/A(e) 5,282
3,675,000 (c) Mizrahi Tefahot Bank Ltd
3 .077 04/07/31 3,449
EUR 500,000 Mizuho Financial Group, Inc
1 .598 04/10/28 530
7,925,000 (c) NBK SPC Ltd
1 .625 09/15/27 7,469
2,100,000 (c) Oversea-Chinese Banking Corp Ltd
1 .832 09/10/30 2,039
7,465,000 PNC Financial Services Group, Inc
3 .400 N/A(e) 6,818
CNY 8,000,000 QNB Finance Ltd
3 .150 02/04/26 1,148
EUR 500,000 Societe Generale S.A.
4 .875 11/21/31 589
7,800,000 Sumitomo Mitsui Financial Group, Inc
1 .474 07/08/25 7,620
2,350,000 Toronto-Dominion Bank
3 .625 09/15/31 2,306
5,000,000 Truist Financial Corp
4 .950 N/A(e) 4,953
9,000,000 Truist Financial Corp
6 .669 N/A(e) 8,949
3,500,000 (c) United Overseas Bank Ltd
2 .000 10/14/31 3,316
5,300,000 Wells Fargo & Co
3 .550 09/29/25 5,255
16,375,000 Wells Fargo & Co
2 .393 06/02/28 15,570
9,600,000 Wells Fargo & Co
6 .303 10/23/29 10,272
10,000,000 Wells Fargo & Co
3 .900 N/A(e) 9,719
8,500,000 Wells Fargo & Co
5 .875 N/A(e) 8,525
5,775,000 Wells Fargo & Co
7 .625 N/A(e) 6,289
TOTAL BANKS 678,735
CAPITAL GOODS - 0.9%
3,250,000 Air Lease Corp
3 .125 12/01/30 2,974
EUR 1,000,000 (c) Albion Financing 1 SARL
5 .250 10/15/26 1,125
25,400,000 Boeing Co
2 .196 02/04/26 24,460
5,350,000 Boeing Co
3 .250 02/01/28 5,069
3,350,000 Boeing Co
5 .705 05/01/40 3,269
16,800,000 Boeing Co
5 .805 05/01/50 16,231
EUR 200,000 Carrier Global Corp
4 .375 05/29/25 224
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 461
EUR 300,000 Carrier Global Corp
4 .500 11/29/32 360
1,300,000 (c) Embraer Netherlands Finance BV
7 .000 07/28/30 1,416
3,075,000 (c) H&E Equipment Services, Inc
3 .875 12/15/28 2,887
EUR 500,000 Honeywell International, Inc
3 .750 03/01/36 564
11,500,000 Honeywell International, Inc
5 .250 03/01/54 11,994
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 339
8,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 8,356
3,550,000 Lockheed Martin Corp
5 .200 02/15/64 3,675
7,275,000 Northrop Grumman Corp
3 .250 01/15/28 7,070
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 521
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 5,006
1,925,000 (c) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 2,076
3,000,000 (c) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 2,120
5,425,000 Trane Technologies Luxembourg Finance S.A.
3 .800 03/21/29 5,347
2,175,000 Tyco Electronics Group S.A.
3 .700 02/15/26 2,159
300,000 (c) WESCO Distribution, Inc
7 .250 06/15/28 307
TOTAL CAPITAL GOODS 108,010
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
325,000 (c) ASGN, Inc
4 .625 05/15/28 316
1,000,000 (c) GFL Environmental, Inc
3 .750 08/01/25 992
2,000,000 (c) Prime Security Services Borrower LLC
5 .750 04/15/26 2,009
1,325,000 (c) Prime Security Services Borrower LLC
3 .375 08/31/27 1,259
725,000 (c) Prime Security Services Borrower LLC
6 .250 01/15/28 725
3,771,000 Republic Services, Inc
2 .900 07/01/26 3,694

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 2,525,000 Waste Management, Inc
2 .500% 11/15/50 $ 1,652
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,647
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
925,000 (c) Bath & Body Works, Inc
6 .625 10/01/30 943
550,000 (c) Group 1 Automotive, Inc
4 .000 08/15/28 525
8,400,000 Home Depot, Inc
4 .950 06/25/34 8,733
875,000 (c) Lithia Motors, Inc
4 .625 12/15/27 855
8,850,000 Lowe's Cos, Inc
4 .250 04/01/52 7,493
5,100,000 O'Reilly Automotive, Inc
3 .550 03/15/26 5,044
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,765
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 4,042
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,504
5,050,000 (c) Prosus NV
4 .987 01/19/52 4,264
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,168
CONSUMER SERVICES - 0.4%
9,820,000 Amherst College
4 .100 11/01/45 8,985
3,000,000 (c) Genm Capital Labuan Ltd
3 .882 04/19/31 2,729
125,000 (c) Hilton Domestic Operating Co, Inc
5 .750 05/01/28 126
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,740
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 13,052
1,000,000 Sands China Ltd
2 .300 03/08/27 936
2,100,000 Sands China Ltd
5 .900 08/08/28 2,120
15,000,000 Smith College
4 .620 07/01/45 13,937
TOTAL CONSUMER SERVICES 49,625
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
4,000,000 Costco Wholesale Corp
1 .600 04/20/30 3,533
4,000,000 Kroger Co
5 .000 09/15/34 4,033
1,200,000 SYSCO Corp
6 .000 01/17/34 1,317
5,450,000 SYSCO Corp
3 .150 12/14/51 3,815
5,200,000 Target Corp
4 .500 09/15/34 5,200
8,500,000 Walmart, Inc
1 .800 09/22/31 7,392
4,000,000 Walmart, Inc
2 .500 09/22/41 2,998
7,400,000 Walmart, Inc
4 .500 04/15/53 7,138
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 35,426
ENERGY - 2.6%
EUR 500,000 BP Capital Markets plc
1 .231 05/08/31 493
2,973,000 Cenovus Energy, Inc
5 .400 06/15/47 2,879
8,700,000 Cheniere Energy Partners LP
4 .500 10/01/29 8,581
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,125
8,625,000 (c) Cheniere Energy Partners LP
5 .750 08/15/34 8,985
900,000 Chevron USA, Inc
3 .900 11/15/24 899
7,200,000 Diamondback Energy, Inc
4 .400 03/24/51 5,974
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 1,997
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,824
200,000 Ecopetrol S.A.
8 .875 01/13/33 214
400,000 Ecopetrol S.A.
8 .375 01/19/36 409
3,000,000 (c) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,670
3,000,000 (c) Empresa Nacional del Petroleo
5 .250 11/06/29 3,045
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,238
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,137
2,950,000 Enbridge, Inc
3 .400 08/01/51 2,129
4,725,000 Energy Transfer LP
4 .750 01/15/26 4,731
2,900,000 Energy Transfer LP
5 .750 02/15/33 3,033
5,100,000 Energy Transfer LP
6 .550 12/01/33 5,630
3,100,000 Energy Transfer LP
5 .550 05/15/34 3,210
775,000 Energy Transfer LP
5 .400 10/01/47 738
8,700,000 Energy Transfer LP
6 .250 04/15/49 9,148
9,125,000 Energy Transfer LP
5 .000 05/15/50 8,244
7,600,000 Energy Transfer LP
5 .950 05/15/54 7,778
2,950,000 Energy Transfer Operating LP
5 .500 06/01/27 3,025
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,290
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 5,290

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 4,500,000 Enterprise Products Operating LLC
3 .200% 02/15/52 $ 3,191
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,647
450,000 (c) EQM Midstream Partners LP
6 .000 07/01/25 451
2,214,450 (c) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,963
3,300,000 (c) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,816
14,875,000 Marathon Oil Corp
5 .300 04/01/29 15,424
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,233
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,508
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,895
725,000 (c) MEG Energy Corp
5 .875 02/01/29 709
3,525,000 (c) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,504
8,950,000 MPLX LP
1 .750 03/01/26 8,619
4,850,000 MPLX LP
2 .650 08/15/30 4,365
5,825,000 MPLX LP
4 .700 04/15/48 5,080
275,000 Murphy Oil Corp
5 .875 12/01/27 278
2,200,000 Occidental Petroleum Corp
5 .550 03/15/26 2,225
5,325,000 ONEOK, Inc
3 .250 06/01/30 4,991
5,000,000 ONEOK, Inc
4 .500 03/15/50 4,162
315,000 (c) Parkland Corp
4 .625 05/01/30 297
500,000 (c) Parkland Fuel Corp
5 .875 07/15/27 499
200,000 (c),(d) Pertamina Persero PT
3 .650 07/30/29 192
1,650,000 Petrobras Global Finance BV
6 .000 01/13/35 1,634
300,000 Petroleos Mexicanos
6 .840 01/23/30 278
5,300,000 (d) Petroleos Mexicanos
5 .950 01/28/31 4,587
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,690
13,575,000 Phillips 66
2 .150 12/15/30 11,891
3,225,000 Phillips 66
3 .300 03/15/52 2,241
2,375,000 Phillips 66 Co
4 .680 02/15/45 2,143
475,000 Plains All American Pipeline LP
3 .800 09/15/30 453
2,300,000 (c) Promigas S.A. ESP
3 .750 10/16/29 2,125
2,950,000 (c) QazaqGaz NC JSC
4 .375 09/26/27 2,874
2,500,000 (c) Raizen Fuels Finance S.A.
5 .700 01/17/35 2,503
1,746,880 (c) Rio Oil Finance Trust
8 .200 04/06/28 1,783
6,200,000 Sabine Pass Liquefaction LLC
5 .875 06/30/26 6,301
4,800,000 Sabine Pass Liquefaction LLC
4 .500 05/15/30 4,787
1,475,000 (c) Saudi Arabian Oil Co
5 .250 07/17/34 1,517
3,000,000 (c) Saudi Arabian Oil Co
3 .250 11/24/50 2,108
6,500,000 Sunoco Logistics Partners Operations LP
4 .000 10/01/27 6,435
425,000 Targa Resources Partners LP
6 .500 07/15/27 430
350,000 (c) Tengizchevroil Finance Co International Ltd
2 .625 08/15/25 341
2,500,000 (c) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,207
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,966
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,584
3,875,000 TotalEnergies Capital S.A.
5 .638 04/05/64 4,041
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,837
2,450,000 (c) US LIQUIDSCO0
5 .584 10/01/34 2,474
2,550,000 (c) US LIQUIDSCO0
6 .176 10/01/54 2,581
4,675,000 Williams Cos, Inc
2 .600 03/15/31 4,131
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,681
TOTAL ENERGY 291,388
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
5,100,000 Agree LP
2 .000 06/15/28 4,660
1,675,000 Alexandria Real Estate Equities, Inc
3 .950 01/15/28 1,652
5,500,000 (d) Alexandria Real Estate Equities, Inc
4 .900 12/15/30 5,613
2,418,000 American Tower Corp
3 .375 10/15/26 2,376
EUR 450,000 American Tower Corp
0 .450 01/15/27 473
1,600,000 American Tower Corp
3 .600 01/15/28 1,561
4,350,000 American Tower Corp
3 .800 08/15/29 4,232
13,700,000 American Tower Corp
2 .900 01/15/30 12,669
2,750,000 American Tower Corp
2 .100 06/15/30 2,422
3,825,000 American Tower Corp
1 .875 10/15/30 3,295
5,825,000 Brixmor Operating Partnership LP
3 .850 02/01/25 5,792

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,075,000 Brixmor Operating Partnership LP
2 .250% 04/01/28 $ 991
3,200,000 CubeSmart LP
2 .250 12/15/28 2,943
GBP 400,000 Digital Stout Holding LLC
3 .750 10/17/30 493
2,275,000 Equinix, Inc
2 .150 07/15/30 2,011
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,223
3,875,000 Extra Space Storage LP
2 .400 10/15/31 3,334
6,600,000 Healthcare Realty Holdings LP
3 .875 05/01/25 6,549
6,250,000 Healthcare Realty Holdings LP
3 .500 08/01/26 6,143
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,869
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,246
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,528
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 864
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,770
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,813
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,778
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,600
3,845,000 (c) Iron Mountain, Inc
7 .000 02/15/29 4,008
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,257
2,750,000 Kite Realty Group LP
5 .500 03/01/34 2,833
4,300,000 Mid-America Apartments LP
4 .000 11/15/25 4,277
11,100,000 Mid-America Apartments LP
2 .750 03/15/30 10,261
3,025,000 Mid-America Apartments LP
1 .700 02/15/31 2,564
2,575,000 Mid-America Apartments LP
2 .875 09/15/51 1,737
600,000 National Retail Properties, Inc
4 .000 11/15/25 596
3,000,000 National Retail Properties, Inc
3 .600 12/15/26 2,962
1,800,000 NNN REIT, Inc
5 .600 10/15/33 1,884
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 456
GBP 300,000 ProLogis International Funding II S.A.
2 .750 02/22/32 344
1,275,000 ProLogis LP
2 .875 11/15/29 1,198
3,125,000 ProLogis LP
1 .750 07/01/30 2,726
6,350,000 Regency Centers LP
3 .900 11/01/25 6,285
1,025,000 Regency Centers LP
3 .600 02/01/27 1,008
5,500,000 Regency Centers LP
2 .950 09/15/29 5,144
8,150,000 (c) SBA Tower Trust
2 .836 01/15/25 8,091
11,046,000 (c) SBA Tower Trust
1 .884 01/15/26 10,660
25,315,000 (c) SBA Tower Trust
1 .631 11/15/26 23,702
42,100,000 (c) SBA Tower Trust
1 .840 04/15/27 39,163
2,150,000 (c) Trust Fibra Uno
7 .375 02/13/34 2,213
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 241,269
FINANCIAL SERVICES - 2.7%
8,975,000 AerCap Ireland Capital DAC
1 .750 01/30/26 8,644
21,944,000 AerCap Ireland Capital DAC
3 .000 10/29/28 20,729
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,881
1,375,000 American Express Co
2 .550 03/04/27 1,327
7,500,000 American Express Co
3 .550 N/A(e) 7,108
10,000,000 Bank of New York Mellon Corp
4 .700 N/A(e) 9,922
EUR 400,000 (c) Blackstone Private Credit Fund
1 .750 11/30/26 425
1,560,000 (c) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 1,562
6,635,000 (d) Capital One Financial Corp
3 .950 N/A(e) 6,251
7,000,000 Charles Schwab Corp
5 .375 N/A(e) 6,988
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,678
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,412
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,585
EUR 500,000 Deutsche Bank AG.
5 .000 09/05/30 591
600,000 Deutsche Bank AG.
3 .742 01/07/33 525
7,305,000 Discover Bank
3 .450 07/27/26 7,151
3,750,000 Discover Bank
2 .700 02/06/30 3,377
200,000 (c) ENN Clean Energy International Investment Ltd
3 .375 05/12/26 194
1,825,000 (c) Equitable Financial Life Global Funding
1 .400 07/07/25 1,780
3,543,000 Equitable Holdings, Inc
4 .950 N/A(e) 3,509
6,575,000 Fiserv, Inc
5 .450 03/15/34 6,872
13,000,000 Fiserv, Inc
5 .150 08/12/34 13,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 12,825,000 Goldman Sachs Group, Inc
3 .500% 04/01/25 $ 12,746
EUR 500,000 Goldman Sachs Group, Inc
1 .250 02/07/29 516
12,375,000 Goldman Sachs Group, Inc
5 .851 04/25/35 13,297
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,300
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,558
3,000,000 Goldman Sachs Group, Inc
3 .800 N/A(e) 2,887
200,000 (c) Indian Railway Finance Corp Ltd
3 .249 02/13/30 187
3,600,000 (c) Indian Railway Finance Corp Ltd
2 .800 02/10/31 3,214
1,700,000 (c) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,578
2,282,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl
4 .875 01/15/28 2,070
2,578,800 (c) Minejesa Capital BV
4 .625 08/10/30 2,540
10,000,000 Morgan Stanley
2 .188 04/28/26 9,843
31,425,000 Morgan Stanley
3 .125 07/27/26 30,865
EUR 700,000 Morgan Stanley
1 .342 10/23/26 765
1,400,000 Morgan Stanley
5 .449 07/20/29 1,455
6,600,000 Morgan Stanley
6 .407 11/01/29 7,092
EUR 300,000 Morgan Stanley
3 .790 03/21/30 343
EUR 500,000 Morgan Stanley
2 .950 05/07/32 544
14,250,000 Morgan Stanley
5 .250 04/21/34 14,717
5,150,000 Morgan Stanley
5 .424 07/21/34 5,371
4,000,000 Morgan Stanley
5 .831 04/19/35 4,297
6,625,000 Morgan Stanley
5 .320 07/19/35 6,880
4,440,000 Northern Trust Corp
4 .600 N/A(e) 4,395
2,450,000 (c) Perusahaan Penerbit SBSN Indonesia III
5 .400 11/15/28 2,553
3,350,000 (c) Power Finance Corp Ltd
3 .950 04/23/30 3,215
550,000 Springleaf Finance Corp
5 .375 11/15/29 529
6,950,000 State Street Corp
6 .700 N/A(e) 7,200
EUR 400,000 UBS AG.
0 .500 03/31/31 379
8,825,000 UBS Group AG.
3 .750 03/26/25 8,779
2,950,000 (c) UBS Group AG.
2 .193 06/05/26 2,896
9,100,000 (c) UBS Group AG.
1 .305 02/02/27 8,703
6,200,000 (c) UBS Group AG.
6 .442 08/11/28 6,522
7,500,000 (c) UBS Group AG.
5 .617 09/13/30 7,837
3,065,000 (c) UBS Group AG.
3 .179 02/11/43 2,389
4,225,000 Visa, Inc
2 .700 04/15/40 3,323
TOTAL FINANCIAL SERVICES 304,626
FOOD, BEVERAGE & TOBACCO - 1.0%
1,600,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,424
6,975,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 7,003
17,525,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 17,259
16,850,000 Anheuser-Busch InBev Worldwide, Inc
4 .750 01/23/29 17,289
7,500,000 Anheuser-Busch InBev Worldwide, Inc
5 .000 06/15/34 7,816
1,800,000 (c) Bimbo Bakeries USA, Inc
6 .050 01/15/29 1,902
3,225,000 Campbell Soup Co
5 .250 10/13/54 3,204
3,875,000 (c) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,435
3,000,000 (c) Coca-Cola Icecek AS.
4 .500 01/20/29 2,915
1,700,000 Constellation Brands, Inc
4 .400 11/15/25 1,698
2,675,000 Constellation Brands, Inc
3 .700 12/06/26 2,648
1,050,000 Constellation Brands, Inc
3 .150 08/01/29 996
6,900,000 Constellation Brands, Inc
2 .875 05/01/30 6,361
20,175,000 Constellation Brands, Inc
2 .250 08/01/31 17,442
4,500,000 Diageo Capital plc
1 .375 09/29/25 4,370
2,500,000 (c) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,268
3,950,000 Kraft Heinz Foods Co
4 .375 06/01/46 3,496
EUR 300,000 (c) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 235
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 11,424
TOTAL FOOD, BEVERAGE & TOBACCO 113,185
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
EUR 200,000 Becton Dickinson & Co
3 .519 02/08/31 226
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 505
12,500,000 Bon Secours Mercy Health, Inc
3 .382 11/01/25 12,307
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,769

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,285,000 Centene Corp
2 .450% 07/15/28 $ 3,025
2,910,000 Centene Corp
3 .000 10/15/30 2,605
19,230,000 Children's Hospital Medic
4 .268 05/15/44 17,615
9,750,000 CVS Health Corp
4 .780 03/25/38 9,199
4,050,000 CVS Health Corp
2 .700 08/21/40 2,876
12,655,000 CVS Health Corp
5 .050 03/25/48 11,551
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,380
10,775,000 Elevance Health, Inc
2 .250 05/15/30 9,651
4,750,000 Elevance Health, Inc
5 .125 02/15/53 4,661
4,225,000 HCA, Inc
5 .625 09/01/28 4,387
11,200,000 HCA, Inc
3 .625 03/15/32 10,357
5,350,000 HCA, Inc
4 .625 03/15/52 4,643
3,500,000 (c) Hologic, Inc
3 .250 02/15/29 3,261
6,125,000 Humana, Inc
2 .150 02/03/32 5,152
2,700,000 Humana, Inc
5 .875 03/01/33 2,866
EUR 250,000 (c) IQVIA, Inc
1 .750 03/15/26 272
GBP 500,000 McKesson Corp
3 .125 02/17/29 631
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,514
EUR 450,000 Stryker Corp
2 .625 11/30/30 491
375,000 Tenet Healthcare Corp
4 .625 06/15/28 368
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,487
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,192
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,667
TOTAL HEALTH CARE EQUIPMENT & SERVICES 130,658
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,435
EUR 750,000 (c) Coty, Inc
3 .875 04/15/26 834
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,690
EUR 300,000 Procter & Gamble Co
3 .250 08/02/31 343
EUR 600,000 The Procter & Gamble Company
0 .625 10/30/24 666
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 384
10,075,000 Unilever Capital Corp
4 .625 08/12/34 10,221
EUR 500,000 Unilever Finance Netherlands BV
1 .125 02/12/27 539
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 26,112
INSURANCE - 1.4%
825,000 (c) Alliant Holdings Intermediate LLC
4 .250 10/15/27 790
6,800,000 (c) Allianz SE
6 .350 09/06/53 7,397
4,925,000 Aon Corp
2 .800 05/15/30 4,534
3,900,000 Aon Corp
5 .350 02/28/33 4,074
3,025,000 Arthur J Gallagher & Co
5 .750 03/02/53 3,160
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 5,024
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 11,245
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,181
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 532
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 452
EUR 300,000 Credit Agricole Assurances S.A.
1 .500 10/06/31 284
EUR 400,000 Equitable Financial Life Global Funding
0 .600 06/16/28 409
EUR 250,000 (c) Fairfax Financial Holdings Ltd
2 .750 03/29/28 274
7,325,000 (c) Five Corners Funding Trust II
2 .850 05/15/30 6,769
3,000,000 (c) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,896
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 20,895
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 983
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,688
EUR 750,000 Liberty Mutual Group, Inc
2 .750 05/04/26 830
EUR 400,000 (c) Liberty Mutual Group, Inc
4 .625 12/02/30 470
4,100,000 (c) Liberty Mutual Group, Inc
3 .951 10/15/50 3,208
1,250,000 MetLife, Inc
3 .600 11/13/25 1,241
1,750,000 MetLife, Inc
5 .000 07/15/52 1,732
11,820,000 MetLife, Inc
3 .850 N/A(e) 11,629
GBP 200,000 Metropolitan Life Global Funding I
4 .125 09/02/25 266
8,200,000 (c) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,590
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 10,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INSURANCE (continued)
$ 5,250,000 Principal Financial Group, Inc
2 .125% 06/15/30 $ 4,638
1,450,000 Prudential Financial, Inc
3 .905 12/07/47 1,205
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,427
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,845
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,222
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,535
5,600,000 (c) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,685
4,675,000 Verisk Analytics, Inc
5 .250 06/05/34 4,829
TOTAL INSURANCE 153,922
MATERIALS - 0.8%
7,975,000 Albemarle Corp
4 .650 06/01/27 8,010
2,600,000 (c) Alpek SAB de C.V.
3 .250 02/25/31 2,304
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 828
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,388
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,302
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 454
4,825,000 AngloGold Ashanti Holdings plc
3 .750 10/01/30 4,461
2,000,000 (c) Antofagasta plc
5 .625 05/13/32 2,057
1,150,000 (c) Antofagasta plc
6 .250 05/02/34 1,224
1,875,000 Ball Corp
2 .875 08/15/30 1,669
14,250,000 Berry Global, Inc
1 .570 01/15/26 13,712
2,425,000 Celulosa Arauco y Constitucion S.A.
3 .875 11/02/27 2,356
3,000,000 (c) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,914
200,000 (c) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 192
4,200,000 (c) Corp Nacional del Cobre de Chile
3 .625 08/01/27 4,091
1,250,000 (c) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,361
EUR 500,000 Dow Chemical Co
0 .500 03/15/27 525
1,800,000 (c) Freeport Indonesia PT
4 .763 04/14/27 1,806
2,400,000 (c) Fresnillo plc
4 .250 10/02/50 1,846
3,600,000 (c) Inversiones CMPC S.A.
3 .000 04/06/31 3,207
3,000,000 (c) Kraton Corp
5 .000 07/15/27 3,058
2,800,000 (c) MEGlobal BV
2 .625 04/28/28 2,594
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,208
1,920,000 (c) OCI NV
4 .625 10/15/25 1,917
875,000 (c) OCP S.A.
3 .750 06/23/31 784
2,150,000 (c) OCP S.A.
6 .750 05/01/34 2,307
EUR 250,000 (c) OI European Group BV
6 .250 05/15/28 290
EUR 250,000 (c) Olympus Water US Holding Corp
3 .875 10/01/28 268
300,000 (c) Orbia Advance Corp SAB de C.V.
1 .875 05/11/26 284
300,000 Sasol Financing USA LLC
5 .500 03/18/31 268
1,800,000 (c) St. Marys Cement, Inc Canada
5 .750 04/02/34 1,851
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,737
200,000 (c) UltraTech Cement Ltd
2 .800 02/16/31 176
TOTAL MATERIALS 89,449
MEDIA & ENTERTAINMENT - 0.9%
EUR 750,000 (c) BOI Finance BV
7 .500 02/16/27 789
5,000,000 (c) CCO Holdings LLC
4 .250 02/01/31 4,409
10,200,000 (d) Charter Communications Operating LLC
4 .400 04/01/33 9,332
12,800,000 Charter Communications Operating LLC
6 .550 06/01/34 13,314
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,239
4,000,000 Charter Communications Operating LLC
4 .800 03/01/50 3,062
EUR 450,000 Comcast Corp
0 .250 05/20/27 470
17,000,000 Comcast Corp
3 .200 07/15/36 14,593
1,925,000 Comcast Corp
3 .900 03/01/38 1,737
28,050,000 Comcast Corp
2 .887 11/01/51 18,849
650,000 Lamar Media Corp
3 .750 02/15/28 623
1,000,000 Lamar Media Corp
4 .000 02/15/30 942
2,675,000 (c) Sirius XM Radio, Inc
4 .125 07/01/30 2,426
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 258
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 3,990
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,644
EUR 700,000 (c) VZ Secured Financing BV
3 .500 01/15/32 718

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 9,800,000 Warnermedia Holdings, Inc
3 .755% 03/15/27 $ 9,476
15,775,000 Warnermedia Holdings, Inc
5 .141 03/15/52 12,167
2,700,000 (d) Weibo Corp
3 .375 07/08/30 2,479
1,413,000 (c) Ziff Davis, Inc
4 .625 10/15/30 1,327
TOTAL MEDIA & ENTERTAINMENT 107,844
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 542
9,400,000 AbbVie, Inc
5 .050 03/15/34 9,818
9,850,000 AbbVie, Inc
4 .050 11/21/39 9,099
6,950,000 AbbVie, Inc
5 .400 03/15/54 7,370
16,075,000 Amgen, Inc
5 .250 03/02/33 16,735
18,925,000 Amgen, Inc
5 .650 03/02/53 19,908
3,795,000 AstraZeneca Finance LLC
2 .250 05/28/31 3,365
EUR 500,000 (c) Avantor Funding, Inc
3 .875 07/15/28 554
1,500,000 (c) Avantor Funding, Inc
4 .625 07/15/28 1,466
3,125,000 Danaher Corp
2 .800 12/10/51 2,142
4,700,000 Eli Lilly & Co
5 .000 02/09/54 4,778
10,600,000 Gilead Sciences, Inc
5 .250 10/15/33 11,180
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,422
5,500,000 (d) Gilead Sciences, Inc
5 .550 10/15/53 5,904
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 459
EUR 300,000 MSD Netherlands Capital BV
3 .250 05/30/32 341
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 442
EUR 600,000 (c) Organon Finance  LLC
2 .875 04/30/28 641
250,000 (c),(d) Organon Finance  LLC
5 .125 04/30/31 236
31,850,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 32,947
EUR 300,000 Sartorius Finance BV
4 .375 09/14/29 349
EUR 500,000 Takeda Pharmaceutical Co Ltd
2 .000 07/09/40 443
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 790
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 130,931
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,370
25,131,000 (c) Broadcom, Inc
4 .926 05/15/37 25,109
1,675,000 Intel Corp
3 .734 12/08/47 1,233
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,403
1,100,000 (c) NXP BV
2 .700 05/01/25 1,085
5,450,000 NXP BV
3 .875 06/18/26 5,404
3,475,000 NXP BV
4 .400 06/01/27 3,485
4,100,000 NXP BV
3 .125 02/15/42 3,076
4,800,000 (c) SK Hynix, Inc
1 .500 01/19/26 4,611
2,200,000 Texas Instruments, Inc
4 .150 05/15/48 1,961
4,000,000 (c) TSMC Global Ltd
1 .000 09/28/27 3,647
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 63,384
SOFTWARE & SERVICES - 0.7%
7,350,000 Adobe, Inc
2 .300 02/01/30 6,754
200,000 (c) CA Magnum Holdings
5 .375 10/31/26 197
EUR 400,000 International Business Machines Corp
0 .650 02/11/32 375
26,300,000 Microsoft Corp
2 .400 08/08/26 25,645
2,200,000 Microsoft Corp
3 .400 09/15/26 2,184
4,120,000 Microsoft Corp
2 .525 06/01/50 2,828
550,000 (c) Open Text Holdings, Inc
4 .125 02/15/30 516
8,025,000 Oracle Corp
4 .900 02/06/33 8,173
17,650,000 Oracle Corp
5 .375 09/27/54 17,639
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,779
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 8,829
9,650,000 Salesforce, Inc
2 .700 07/15/41 7,298
TOTAL SOFTWARE & SERVICES 83,217
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp
2 .800 02/15/30 4,001
4,825,000 Apple, Inc
2 .450 08/04/26 4,708
26,100,000 Apple, Inc
2 .050 09/11/26 25,258
3,225,000 Apple, Inc
4 .650 02/23/46 3,202

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
$ 4,675,000 Apple, Inc
2 .650% 02/08/51 $ 3,215
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 40,384
TELECOMMUNICATION SERVICES - 2.0%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 387
EUR 500,000 AT&T, Inc
2 .350 09/05/29 542
42,943,000 AT&T, Inc
2 .550 12/01/33 36,196
8,325,000 AT&T, Inc
4 .500 05/15/35 8,107
44,670,000 AT&T, Inc
3 .550 09/15/55 32,673
6,553,000 AT&T, Inc
3 .800 12/01/57 4,961
225,000 (c) Bharti Airtel Ltd
3 .250 06/03/31 206
3,000,000 (c) C&W Senior Financing Designated Activity Co
6 .875 09/15/27 2,990
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 1,026
EUR 665,000 (c) Iliad Holding SAS
5 .125 10/15/26 748
1,375,000 (c) Millicom International Cellular S.A.
4 .500 04/27/31 1,240
2,750,000 (c),(d) Millicom International Cellular S.A.
7 .375 04/02/32 2,826
2,000,000 (c) MTN Mauritius Investment Ltd
6 .500 10/13/26 2,030
2,425,000 Orange S.A.
5 .375 01/13/42 2,457
295,000 (b),(c) Sable International Finance Ltd
7 .125 10/15/32 296
3,300,000 (c) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,204
900,000 (c) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 823
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 21,401
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 29,369
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 9,020
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,709
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,662
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 423
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 236
10,300,000 Verizon Communications, Inc
1 .750 01/20/31 8,787
8,450,000 Verizon Communications, Inc
2 .550 03/21/31 7,545
38,051,000 Verizon Communications, Inc
2 .355 03/15/32 32,782
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 307
GBP 1,000,000 (c) Vmed O2 UK Financing I plc
4 .500 07/15/31 1,153
5,125,000 Vodafone Group plc
4 .250 09/17/50 4,276
TOTAL TELECOMMUNICATION SERVICES 223,382
TRANSPORTATION - 0.3%
1,850,000 (c) Adani Ports & Special Economic Zone Ltd
4 .000 07/30/27 1,768
2,000,000 (c) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,931
2,700,000 (c) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,298
1,450,000 (c) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,170
4,075,000 Burlington Northern Santa Fe LLC
3 .050 02/15/51 2,936
1,300,000 Canadian Pacific Railway Co
2 .050 03/05/30 1,164
5,600,000 Canadian Pacific Railway Co
3 .100 12/02/51 3,998
2,040,000 CSX Corp
2 .600 11/01/26 1,984
1,525,000 CSX Corp
3 .800 03/01/28 1,514
450,000 (c) Empresa de los Ferrocarriles del Estado
3 .068 08/18/50 290
3,800,000 (c) ENA Master Trust
4 .000 05/19/48 2,879
2,260,000 (c) Misc Capital Two Labuan Ltd
3 .750 04/06/27 2,221
5,100,000 Union Pacific Corp
2 .891 04/06/36 4,388
2,275,000 Union Pacific Corp
3 .839 03/20/60 1,818
TOTAL TRANSPORTATION 30,359
UTILITIES - 3.2%
1,950,000 (c) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,700
1,650,000 AEP Transmission Co LLC
3 .100 12/01/26 1,613
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,413
4,750,000 AEP Transmission Co LLC
2 .750 08/15/51 3,136
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,217
3,475,000 Alabama Power Co
4 .150 08/15/44 3,039
6,025,000 Alabama Power Co
3 .450 10/01/49 4,635
3,964,158 (c) Alfa Desarrollo S.p.A
4 .550 09/27/51 3,132
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,900
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,681
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,711

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 8,500,000 American Water Capital Corp
2 .300% 06/01/31 $ 7,462
2,375,000 American Water Capital Corp
4 .000 12/01/46 2,034
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,668
5,788,000 Appalachian Power Co
4 .450 06/01/45 5,028
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,179
1,175,000 Atmos Energy Corp
4 .125 10/15/44 1,038
8,875,000 (b) Atmos Energy Corp
5 .000 12/15/54 8,668
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 5,267
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,770
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 969
EUR 350,000 CEZ AS.
0 .875 12/02/26 371
2,975,000 CMS Energy Corp
3 .600 11/15/25 2,935
1,475,000 (c) Comision Federal de Electricidad
5 .700 01/24/30 1,478
200,000 (c) Comision Federal de Electricidad
6 .450 01/24/35 199
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,764
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 4,356
12,050,000 Consolidated Edison Co of New York, Inc
5 .700 05/15/54 13,050
2,178,000 (d) Consumers Energy Co
2 .650 08/15/52 1,454
2,350,000 Dominion Energy, Inc
2 .250 08/15/31 2,033
4,000,000 Dominion Energy, Inc
3 .300 04/15/41 3,098
2,500,000 DTE Electric Co
3 .650 03/01/52 1,992
4,125,000 (d) DTE Electric Co
5 .400 04/01/53 4,331
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 557
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 450
3,650,000 Duke Energy Corp
6 .450 09/01/54 3,790
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,550
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,812
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,863
EUR 500,000 EDP Finance BV
3 .875 03/11/30 577
EUR 300,000 Electricite de France S.A.
2 .000 10/02/30 314
3,445,000 (c) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,144
1,800,000 (c) EnfraGen Energia Sur S.A.
5 .375 12/30/30 1,551
5,600,000 Entergy Corp
0 .900 09/15/25 5,411
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 8,249
6,350,000 Eversource Energy
3 .450 01/15/50 4,734
2,250,000 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple
7 .250 01/31/41 2,346
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,394
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,928
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,304
4,525,000 (c) Israel Electric Corp Ltd
4 .250 08/14/28 4,341
3,200,000 (c) Korea Southern Power Co Ltd
0 .750 01/27/26 3,052
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,852
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,341
7,350,000 Nevada Power Co
2 .400 05/01/30 6,662
3,335,000 Nevada Power Co
5 .450 05/15/41 3,450
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,611
2,000,000 (c) Niagara Energy SAC
5 .746 10/03/34 2,010
20,060,000 NiSource, Inc
1 .700 02/15/31 16,935
6,000,000 (c) NRG Energy, Inc
2 .450 12/02/27 5,621
2,750,000 Ohio Power Co
2 .600 04/01/30 2,499
6,150,000 Ohio Power Co
4 .150 04/01/48 5,136
4,925,000 Ohio Power Co
4 .000 06/01/49 4,035
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,310
600,000 (c) Pattern Energy Operations LP
4 .500 08/15/28 580
2,775,000 PECO Energy Co
3 .000 09/15/49 1,967
3,700,000 PECO Energy Co
2 .800 06/15/50 2,514
650,000 (c) Perusahaan Listrik Negara PT
3 .875 07/17/29 628
3,000,000 (c) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,805
200,000 (c) Perusahaan Listrik Negara PT
4 .875 07/17/49 177
5,000,000 (c) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,864
750,000 Potomac Electric Power Co
7 .900 12/15/38 984
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,739

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 4,450,000 Public Service Co of Colorado
3 .200% 03/01/50 $ 3,182
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,328
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 5,141
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 5,308
20,000,000 Southern Co
4 .000 01/15/51 19,717
8,475,000 Southern Co Gas Capital Corp
3 .875 11/15/25 8,407
EUR 500,000 Southern Power Co
1 .850 06/20/26 547
2,440,000 Southwestern Public Service Co
3 .400 08/15/46 1,807
3,964,422 (c) Sweihan PV Power Co PJSC
3 .625 01/31/49 3,370
6,700,000 Union Electric Co
5 .450 03/15/53 6,994
2,775,000 Union Electric Co
5 .125 03/15/55 2,772
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,178
1,900,000 Virginia Electric and Power Co
5 .700 08/15/53 2,032
2,200,000 Virginia Electric and Power Co
5 .550 08/15/54 2,312
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 3,063
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,480
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 2,061
TOTAL UTILITIES 358,107
TOTAL CORPORATE BONDS
(Cost $3,595,196) 3,419,725
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 49.9%
AGENCY SECURITIES - 0.3%
2,547,633 Canal Barge Co, Inc
4 .500 11/12/34 2,540
69 Export-Import Bank of the United States
1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC)
1 .540 08/17/35 18,908
9,000,000 Federal National Mortgage Association (FNMA)
1 .625 08/24/35 6,870
6,125,000 Private Export Funding Corp (PEFCO)
1 .750 11/15/24 6,101
TOTAL AGENCY SECURITIES 34,419
FOREIGN GOVERNMENT BONDS - 3.5%
750,000 (c) Africa Finance Corp
2 .875 04/28/28 690
3,925,000 (c) Angolan Government International Bond
8 .750 04/14/32 3,520
INR 41,700,000 Asian Infrastructure Investment Bank
6 .000 12/08/31 463
AUD 1,250,000 Australia Government Bond
1 .000 12/21/30 733
AUD 1,775,000 Australia Government Bond
1 .250 05/21/32 1,014
200,000 (c) Bank Gospodarstwa Krajowego
6 .250 10/31/28 214
3,815,000 (c) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,916
EUR 925,000 Bank Gospodarstwa Krajowego
4 .375 03/13/39 1,059
7,000,000 (c) Banque Ouest Africaine de Developpement
4 .700 10/22/31 6,317
EUR 3,650,000 (c) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,373
EUR 850,000 (c) Benin Government International Bond
4 .950 01/22/35 793
8,000,000 (c) BNG Bank NV
0 .875 05/18/26 7,620
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/27 527
BRL 3,750,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/31 620
500,000 Brazilian Government International Bond
6 .125 01/22/32 514
3,410,000 Brazilian Government International Bond
6 .000 10/20/33 3,457
EUR 545,000 Bundesobligation
0 .000 10/10/25 592
EUR 6,450,000 Bundesrepublik Deutschland
0 .000 08/15/31 6,294
EUR 380,000 Bundesrepublik Deutschland
0 .000 02/15/32 367
EUR 1,400,000 Bundesrepublik Deutschland
2 .300 02/15/33 1,592
EUR 3,700,000 Bundesrepublik Deutschland
1 .000 05/15/38 3,478
EUR 135,000 Bundesrepublik Deutschland
1 .250 08/15/48 118
EUR 2,465,000 Bundesrepublik Deutschland
0 .000 08/15/52 1,404
EUR 750,000 Bundesschatzanweisungen
2 .500 03/19/26 838
7,000,000 (c) Caisse d'Amortissement de la Dette Sociale
1 .125 11/29/24 6,957
CAD 1,400,000 (c) Canada Housing Trust No 1
1 .100 12/15/26 995
CAD 1,525,000 (c) Canada Housing Trust No 1
3 .550 09/15/32 1,154
CAD 1,650,000 Canadian Government International Bond
3 .000 11/01/24 1,219
CAD 875,000 Canadian Government International Bond
3 .500 08/01/25 647
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 1,065
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 591

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 2,000,000 Chile Government International Bond
4 .850% 01/22/29 $ 2,042
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 801
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,103
2,400,000 Chile Government International Bond
3 .500 01/31/34 2,205
CNY 5,750,000 China Government Bond
2 .940 10/17/24 820
CNY 47,400,000 China Government Bond
3 .120 12/05/26 6,987
CNY 9,000,000 China Government Bond
2 .040 02/25/27 1,296
CNY 20,200,000 China Government Bond
2 .500 07/25/27 2,942
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,472
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,450
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,705
CNY 4,700,000 China Government Bond
3 .810 09/14/50 856
CNY 4,700,000 China Government Bond
3 .720 04/12/51 843
NOK 7,000,000 City of Oslo Norway
2 .050 10/31/24 661
2,075,000 Colombia Government International Bond
3 .250 04/22/32 1,672
1,300,000 Colombia Government International Bond
8 .000 11/14/35 1,386
1,700,000 Colombia Government International Bond
5 .000 06/15/45 1,251
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 729
275,000 (c) Costa Rica Government International Bond
6 .550 04/03/34 292
2,200,000 (c) Costa Rica Government International Bond
5 .625 04/30/43 2,058
DOP 29,000,000 (c) Dominican Republic Central Bank Notes
13 .000 12/05/25 491
800,000 (c) Dominican Republic Government International Bond
7 .050 02/03/31 861
1,575,000 (c) Dominican Republic Government International Bond
4 .875 09/23/32 1,497
DOP 8,500,000 (c) Dominican Republic Government International Bond
11 .250 09/15/35 154
3,050,000 (c) Dominican Republic Government International Bond
5 .875 01/30/60 2,855
141,600 (c) Ecuador Government International Bond (Step Bond)
5 .000 07/31/30 103
99,120 (c) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 56
28,000 (c) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 14
1,500,000 (c) Egypt Government International Bond
5 .800 09/30/27 1,416
325,000 (c) Egypt Government International Bond
7 .053 01/15/32 281
2,700,000 (c) Egypt Government International Bond
8 .500 01/31/47 2,176
1,425,000 Emirate of Dubai Government International Bonds
3 .900 09/09/50 1,105
3,500,000 European Investment Bank
4 .875 02/15/36 3,787
2,000,000 (c) Export-Import Bank of India
3 .875 02/01/28 1,964
2,000,000 (c) Export-Import Bank of India
2 .250 01/13/31 1,739
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,844
EUR 1,325,000 (c) French Republic Government Bond OAT
0 .750 11/25/28 1,379
EUR 290,000 (c) French Republic Government Bond OAT
4 .750 04/25/35 376
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,404
EUR 2,225,000 (c) French Republic Government Bond OAT
0 .500 05/25/40 1,651
EUR 860,000 (c) French Republic Government Bond OAT
0 .750 05/25/52 503
EUR 960,000 (c) French Republic Government Bond OAT
0 .750 05/25/53 547
2,325,000 (c) Ghana Government International Bond
8 .125 03/26/32 1,232
1,000,000 (c) Ghana Government International Bond
8 .627 06/16/49 522
450,000 (c) Guatemala Government International Bond
4 .375 06/05/27 438
500,000 (c) Guatemala Government International Bond
4 .650 10/07/41 412
EUR 1,250,000 (c) Hellenic Republic Government International Bond
1 .500 06/18/30 1,306
EUR 725,000 (c) Hellenic Republic Government International Bond
0 .750 06/18/31 709
EUR 975,000 (c) Hellenic Republic Government International Bond
3 .375 06/15/34 1,109
EUR 750,000 (c) Hellenic Republic Government International Bond
4 .375 07/18/38 917
EUR 390,000 (c) Hellenic Republic Government International Bond
4 .125 06/15/54 449
1,565,000 (c) Hungary Government International Bond
6 .125 05/22/28 1,632
1,725,000 (c) Hungary Government International Bond
5 .250 06/16/29 1,750
HUF 421,500,000 Hungary Government International Bond
3 .000 08/21/30 1,020
1,150,000 (c) Hungary Government International Bond
2 .125 09/22/31 953
EUR 600,000 Hungary Government International Bond
1 .750 06/05/35 524
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,217
3,625,000 (c) Indonesia Government International Bond
4 .625 04/15/43 3,544
IDR 16,800,000,000 Indonesia Treasury Bond
7 .125 06/15/43 1,147
AUD 900,000 Inter-American Development Bank
2 .750 10/30/25 613
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 205
CAD 1,300,000 International Bank for Reconstruction & Development
1 .900 01/16/25 955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
INR 56,000,000 International Bank for Reconstruction & Development
5 .500% 01/21/27 $ 651
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,392
GBP 500,000 International Finance Corp
0 .250 12/15/25 636
$ 896,875 (c) Iraq Government International Bond
5 .800 01/15/28 869
EUR 350,000 Ireland Government Bond
0 .000 10/18/31 333
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 816
EUR 400,000 Ireland Government Bond
1 .700 05/15/37 400
EUR 400,000 Ireland Government Bond
3 .000 10/18/43 459
EUR 425,000 Ireland Government Bond
1 .500 05/15/50 360
1,750,000 Israel Government International Bond
5 .375 03/12/29 1,778
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,104
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro
0 .450 02/15/29 4,372
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro
0 .950 08/01/30 1,873
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 800
EUR 875,000 (c) Italy Buoni Poliennali Del Tesoro
4 .450 09/01/43 1,043
EUR 425,000 (c) Italy Buoni Poliennali Del Tesoro
1 .700 09/01/51 302
EUR 225,000 (c) Italy Buoni Poliennali Del Tesoro
4 .300 10/01/54 257
EUR 1,000,000 (c) Ivory Coast Government International Bond
5 .875 10/17/31 1,053
EUR 100,000 (c) Ivory Coast Government International Bond
4 .875 01/30/32 98
1,400,000 (c) Ivory Coast Government International Bond
8 .250 01/30/37 1,440
1,165,973 (c) Ivory Coast Government International Bond (Step Bond)
5 .750 12/31/32 1,114
2,850,000 Jamaica Government International Bond
7 .875 07/28/45 3,522
2,500,000 (c) Japan Finance Organization for Municipalities
1 .000 05/21/25 2,445
JPY 140,000,000 Japan Finance Organization for Municipalities
0 .020 03/13/26 969
JPY 498,000,000 Japan Government Five Year Bond
0 .005 09/20/26 3,440
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 3,079
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,330
JPY 258,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 1,109
JPY 239,000,000 Japan Government Forty Year Bond
1 .300 03/20/63 1,240
JPY 475,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 3,288
JPY 162,000,000 Japan Government Ten Year Bond
0 .100 12/20/29 1,104
JPY 603,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 4,086
JPY 225,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,192
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 524
JPY 132,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 664
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 692
JPY 105,000,000 Japan Government Thirty Year Bond
2 .200 06/20/54 747
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,472
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 608
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 915
JPY 385,000,000 Japan Government Twenty Year Bond
1 .100 09/20/42 2,472
JPY 142,000,000 Japan Government Twenty Year Bond
1 .600 03/20/44 974
JPY 348,000,000 Japan Government Two Year Bond
0 .005 07/01/25 2,418
1,000,000 (c) Jordan Government International Bond
7 .500 01/13/29 1,016
1,025,000 (c) Jordan Government International Bond
5 .850 07/07/30 966
KZT 230,000,000 Kazakhstan Government Bond-MEOKAM
13 .850 06/24/25 480
KZT 123,000,000 Kazakhstan Government Bond-MEUKAM
7 .200 05/27/25 246
550,000 (c) Kenya Government International Bond
7 .000 05/22/27 540
EUR 2,900,000 (c) Kingdom of Belgium Government Bond
0 .350 06/22/32 2,733
EUR 3,950,000 (c) Kingdom of Belgium Government Bond
1 .450 06/22/37 3,710
3,000,000 (c) Kommunalbanken AS.
1 .125 06/14/30 2,599
KRW 1,800,000,000 Korea Treasury Bond
1 .500 12/10/26 1,338
KRW 2,660,000,000 Korea Treasury Bond
1 .375 12/10/29 1,885
KRW 2,400,000,000 Korea Treasury Bond
2 .000 06/10/31 1,731
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 903
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,689
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 260
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 254
1,750,000 (g) Lebanon Government International Bond
6 .750 11/29/27 136
MYR 2,610,000 Malaysia Government Bond
4 .457 03/31/53 659
MXN 7,750,000 Mexican Bonos
5 .000 03/06/25 385
MXN 23,500,000 Mexican Bonos
5 .750 03/05/26 1,132

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
MXN 24,700,000 Mexican Bonos
8 .500% 11/18/38 $ 1,154
$ 1,675,000 Mexico Government International Bond
5 .400 02/09/28 1,710
3,375,000 Mexico Government International Bond
3 .250 04/16/30 3,095
3,001,000 Mexico Government International Bond
6 .050 01/11/40 3,031
6,650,000 Mexico Government International Bond
4 .280 08/14/41 5,426
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,817
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,895
1,500,000 Mexico Government International Bond
6 .400 05/07/54 1,501
320,000 (c) Morocco Government International Bond
2 .375 12/15/27 297
4,050,000 (c) Morocco Government International Bond
5 .500 12/11/42 3,842
1,675,000 (c) Namibia Government International Bond
5 .250 10/29/25 1,658
EUR 475,000 Netherlands Government International Bond
2 .500 07/15/34 532
EUR 380,000 (c) Netherlands Government International Bond
0 .000 01/15/52 209
AUD 500,000 New South Wales Treasury Corp
4 .000 05/20/26 346
AUD 2,690,000 New South Wales Treasury Corp
3 .000 04/20/29 1,783
NZD 1,175,000 New Zealand Government International Bond
2 .750 04/15/25 739
NZD 2,650,000 New Zealand Government International Bond
3 .500 04/14/33 1,595
NOK 17,250,000 (c) Norway Government International Bond
2 .000 04/26/28 1,565
1,100,000 (c) Oman Government International Bond
6 .000 08/01/29 1,152
2,400,000 (c) Oman Government International Bond
6 .250 01/25/31 2,561
3,575,000 (c) OPEC Fund for International Development
4 .500 01/26/26 3,585
500,000 Oriental Republic of Uruguay
5 .250 09/10/60 500
5,400,000 Panama Bonos del Tesoro
3 .362 06/30/31 4,410
3,150,000 Panama Government International Bond
6 .700 01/26/36 3,279
500,000 Panama Government International Bond
8 .000 03/01/38 565
2,025,000 Panama Government International Bond
4 .300 04/29/53 1,432
750,000 (c) Paraguay Government International Bond
6 .000 02/09/36 791
1,000,000 (c) Paraguay Government International Bond
6 .100 08/11/44 1,025
1,100,000 (c) Perusahaan Penerbit SBSN Indonesia III
4 .700 06/06/32 1,113
3,000,000 Peruvian Government International Bond
1 .862 12/01/32 2,405
1,970,000 Peruvian Government International Bond
3 .000 01/15/34 1,688
PEN 3,515,000 (c) Peruvian Government International Bond
5 .400 08/12/34 890
165,000 Peruvian Government International Bond
5 .375 02/08/35 169
1,250,000 Peruvian Government International Bond
5 .875 08/08/54 1,310
6,170,000 Philippine Government International Bond
4 .200 03/29/47 5,514
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 605
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 419
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 478
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,970
2,050,000 (c) Qatar Government International Bond
3 .750 04/16/30 2,026
EUR 950,000 Republic of Bulgaria
3 .125 03/26/35 1,009
EUR 425,000 (c) Republic of Cameroon International Bond
5 .950 07/07/32 383
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,373
2,000,000 (c) Republic of Kenya Government International Bond
9 .750 02/16/31 2,021
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,519
1,425,000 Republic of Poland Government International Bond
5 .750 11/16/32 1,530
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 1,017
550,000 Republic of Poland Government International Bond
5 .125 09/18/34 565
2,795,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,859
2,000,000 Republic of South Africa Government International Bond
5 .875 09/16/25 2,015
200,000 Republic of South Africa Government International Bond
5 .875 04/20/32 199
ZAR 18,725,000 Republic of South Africa Government International Bond
8 .875 02/28/35 1,003
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,329
350,000 Republic of South Africa Government International Bond
7 .300 04/20/52 348
UZS 5,990,000,000 (c) Republic of Uzbekistan International Bond
16 .625 05/29/27 453
1,485,000 (c) Republic of Uzbekistan International Bond
7 .850 10/12/28 1,569
675,000 (c) Republic of Uzbekistan International Bond
3 .700 11/25/30 582
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,349
1,850,000 (c) Romanian Government International Bond
3 .000 02/14/31 1,614
EUR 600,000 (c) Romanian Government International Bond
2 .000 01/28/32 543
EUR 500,000 (c) Romanian Government International Bond
2 .000 04/14/33 433
3,300,000 (c) Romanian Government International Bond
4 .000 02/14/51 2,403

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 3,125,000 (c) Rwanda International Government Bond
5 .500% 08/09/31 $ 2,584
1,425,000 (c) Saudi Government International Bond
3 .250 10/26/26 1,400
5,650,000 (c) Saudi Government International Bond
3 .750 01/21/55 4,175
EUR 325,000 (c) Senegal Government International Bond
4 .750 03/13/28 337
EUR 425,000 (c) Senegal Government International Bond
5 .375 06/08/37 348
1,000,000 (c) Senegal Government International Bond
6 .750 03/13/48 739
EUR 1,250,000 (c) Serbia Government International Bond
1 .500 06/26/29 1,239
3,450,000 (c) Serbia Government International Bond
2 .125 12/01/30 2,894
760,000 (c) Serbia Government International Bond
6 .500 09/26/33 813
EUR 525,000 (c) Serbia International Bond
1 .650 03/03/33 460
RSD 90,000,000 Serbia Treasury Bonds
7 .000 10/26/31 950
RSD 31,700,000 Serbia Treasury Bonds
4 .500 08/20/32 287
EUR 900,000 (c) Spain Government Bond
3 .250 04/30/34 1,032
EUR 475,000 (c) Spain Government Bond
3 .900 07/30/39 565
EUR 2,550,000 (c) Spain Government International Bond
2 .750 10/31/24 2,837
EUR 845,000 (c) Spain Government International Bond
1 .400 07/30/28 908
EUR 1,475,000 (c) Spain Government International Bond
0 .600 10/31/29 1,498
EUR 2,350,000 (c) Spain Government International Bond
1 .200 10/31/40 1,919
EUR 1,000,000 (c) Spain Government International Bond
1 .900 10/31/52 780
THB 9,000,000 Thailand Government International Bond
1 .585 12/17/35 254
THB 24,400,000 Thailand Government International Bond
3 .300 06/17/38 813
AUD 545,000 Treasury Corp of Victoria
2 .500 10/22/29 349
AUD 2,850,000 Treasury Corp of Victoria
2 .250 11/20/34 1,557
TRY 30,000,000 Turkiye Government International Bond
12 .600 10/01/25 693
EUR 750,000 Turkiye Government International Bond
5 .875 05/21/30 871
1,850,000 (d) Turkiye Government International Bond
7 .625 05/15/34 1,963
3,800,000 (b) Turkiye Government International Bond
6 .500 01/03/35 3,726
28,006 (c) Ukraine Government International Bond
0 .000 02/01/30 12
104,654 (c) Ukraine Government International Bond
0 .000 02/01/34 35
230,715 (c) Ukraine Government International Bond
1 .750 02/01/34 102
88,440 (c) Ukraine Government International Bond
0 .000 02/01/35 39
205,080 (c) Ukraine Government International Bond
1 .750 02/01/35 88
73,700 (c) Ukraine Government International Bond
0 .000 02/01/36 32
76,905 (c) Ukraine Government International Bond
1 .750 02/01/36 33
GBP 485,000 United Kingdom Gilt
0 .125 01/31/28 577
GBP 1,220,000 United Kingdom Gilt
1 .625 10/22/28 1,506
GBP 425,000 United Kingdom Gilt
0 .500 01/31/29 495
GBP 440,000 United Kingdom Gilt
3 .250 01/31/33 560
GBP 550,000 United Kingdom Gilt
0 .875 07/31/33 569
GBP 760,000 United Kingdom Gilt
4 .625 01/31/34 1,067
GBP 550,000 United Kingdom Gilt
4 .250 07/31/34 750
GBP 2,665,000 United Kingdom Gilt
1 .750 09/07/37 2,712
GBP 900,000 United Kingdom Gilt
3 .750 01/29/38 1,151
GBP 275,000 United Kingdom Gilt
1 .250 10/22/41 231
GBP 575,000 United Kingdom Gilt
1 .500 07/22/47 440
GBP 800,000 United Kingdom Gilt
4 .250 12/07/49 1,020
GBP 1,875,000 United Kingdom Gilt
0 .625 10/22/50 1,031
GBP 1,475,000 United Kingdom Gilt
1 .500 07/31/53 1,013
3,230,000 Uruguay Government International Bond
4 .375 01/23/31 3,242
UYU 20,300,000 Uruguay Government International Bond
8 .250 05/21/31 447
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,397
TOTAL FOREIGN GOVERNMENT BONDS 392,409
MORTGAGE BACKED - 24.1%
5,176,000 (a),(c) Angel Oak Mortgage Trust
2 .837 11/25/66 3,789
6,214,270 (a),(c) Bayview MSR Opportunity Master Fund Trust
3 .000 10/25/51 5,380
73,948,299 (a),(c) Citigroup Mortgage Loan Trust
0 .155 02/25/52 640
8,290,959 (a),(c) Citigroup Mortgage Loan Trust
0 .250 02/25/52 119
19,340,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
8 .380 03/25/42 20,169
23,145,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9 .913 06/25/42 25,050
340,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
8 .630 01/25/43 359
3,759,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .813 05/25/43 4,023
1,770,600 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
10 .613 05/25/43 1,955

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 800,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
8 .363% 06/25/43 $ 840
915,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
12 .113 06/25/43 1,020
3,960,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 4,199
1,525,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
11 .180 07/25/43 1,673
5,755,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .830 10/25/43 6,043
5,100,000 (b) Fannie Mae or Freddie Mac
4 .000 10/25/54 4,897
4,365,518 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
0 .555 09/25/43 647
2,986,970 Fannie Mae REMICS
3 .000 07/25/45 2,727
6,016,472 Fannie Mae REMICS
3 .500 02/25/48 5,441
4,308,508 Fannie Mae REMICS
4 .000 07/25/48 4,124
10,834,814 Fannie Mae REMICS
2 .000 08/25/50 1,417
9,181,596 Fannie Mae REMICS
2 .000 10/25/50 6,455
28,229,877 Fannie Mae REMICS
2 .500 11/25/50 4,022
9,611,024 Fannie Mae REMICS
3 .000 12/25/50 1,670
3,584,241 Fannie Mae REMICS
3 .000 02/25/51 604
11,067,770 Fannie Mae REMICS
2 .500 11/25/51 1,361
14,677,383 Fannie Mae REMICS
3 .500 04/25/52 11,855
3,502,450 Fannie Mae REMICS
4 .000 05/25/52 2,947
9,788,856 Fannie Mae REMICS
4 .500 07/25/52 9,707
5,731,494 Fannie Mae REMICS
4 .500 08/25/52 5,102
4,319,845 Fannie Mae REMICS
4 .000 09/25/52 3,810
4,928,427 Fannie Mae REMICS
4 .000 09/25/52 4,555
4,157,162 Fannie Mae REMICS
4 .500 10/25/52 3,975
4,747,917 Fannie Mae REMICS
4 .500 10/25/52 4,678
7,820,778 Fannie Mae REMICS
5 .500 11/25/52 8,003
11,839,361 Federal Home Loan Mortgage Corp (FHLMC)
3 .000 11/01/49 10,803
4,271,546 FHLMC
3 .000 11/01/51 3,896
29,236,648 FHLMC
3 .000 11/01/51 26,770
3,800,658 FHLMC
3 .000 11/01/51 3,482
2,629,755 FHLMC
3 .000 11/01/51 2,415
12,286,175 FHLMC
2 .500 04/01/52 10,703
9,656,200 FHLMC
3 .000 04/01/52 8,788
6,248,019 FHLMC
4 .000 04/01/52 6,010
1,152,039 FHLMC
3 .500 06/01/52 1,077
15,502,400 FHLMC
4 .500 06/01/52 15,258
678,514 FHLMC
4 .500 07/01/52 667
15,395,596 FHLMC
4 .500 07/01/52 15,153
28,106,008 FHLMC
6 .000 11/01/52 28,822
21,983,347 FHLMC
5 .500 08/01/53 22,261
5,059 Federal Home Loan Mortgage Corp Gold (FGLMC)
8 .000 01/01/31 5
3,599 FGLMC
7 .000 01/01/32 4
177,810 FGLMC
4 .500 07/01/33 179
1,222,604 FGLMC
7 .000 12/01/33 1,281
327,415 FGLMC
4 .500 10/01/34 325
242,438 FGLMC
4 .500 04/01/35 245
326,131 FGLMC
7 .000 05/01/35 343
1,020,778 FGLMC
5 .000 06/01/36 1,048
381,042 FGLMC
5 .000 07/01/39 393
51,012 FGLMC
4 .500 12/01/43 52
29,848 FGLMC
4 .500 02/01/44 30
974,158 FGLMC
4 .500 10/01/44 977
503,177 FGLMC
4 .500 11/01/44 505
911,819 FGLMC
4 .500 11/01/44 914
481,496 FGLMC
4 .500 12/01/44 483
468,390 FGLMC
4 .500 12/01/44 465
2,892,259 FGLMC
3 .500 04/01/45 2,765
431,749 FGLMC
4 .500 05/01/45 427
12,493,271 FGLMC
3 .500 08/01/45 11,986
1,270,282 FGLMC
4 .500 06/01/47 1,275
2,036,047 FGLMC
4 .000 09/01/47 1,993
2,188,360 FGLMC
3 .500 12/01/47 2,078
7,796,872 FGLMC
4 .500 08/01/48 7,830

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,638,916 FGLMC
4 .500% 10/01/48 $ 3,654
5,815,289 FGLMC
3 .500 11/01/48 5,515
30 Federal National Mortgage Association (FNMA)
9 .000 11/01/25 0 ^
1,535,945 FNMA
3 .500 05/01/32 1,518
170,539 FNMA
4 .500 10/01/33 170
316,084 FNMA
4 .500 05/01/35 318
1,953,751 FNMA
5 .000 05/01/35 2,003
926,181 FNMA
5 .000 10/01/35 950
784,353 FNMA
5 .000 02/01/36 805
2,419,519 FNMA
5 .500 11/01/38 2,498
857,427 FNMA
3 .000 10/01/39 804
10,492,126 FNMA
3 .000 05/01/40 9,885
1,263,596 FNMA
5 .000 09/01/40 1,302
3,088,411 FNMA
5 .000 05/01/41 3,180
7,919,027 FNMA
4 .000 09/01/42 7,781
6,214,895 FNMA
3 .500 04/01/43 5,934
5,439,794 FNMA
3 .500 09/01/43 5,204
5,786,659 FNMA
4 .500 03/01/44 5,841
26,394,192 FNMA
4 .000 05/01/44 26,065
2,517,652 FNMA
4 .500 06/01/44 2,525
2,564,011 FNMA
4 .500 10/01/44 2,568
4,100,450 FNMA
4 .500 11/01/44 4,108
1,284,904 FNMA
5 .000 11/01/44 1,324
1,567,025 FNMA
4 .500 12/01/44 1,570
1,729,159 FNMA
4 .000 01/01/45 1,699
425,117 FNMA
4 .500 03/01/45 426
256,473 FNMA
4 .500 04/01/45 257
5,666,197 FNMA
3 .500 05/01/45 5,430
7,314,704 FNMA
3 .500 01/01/46 6,953
846,627 FNMA
4 .000 04/01/46 832
5,988,409 FNMA
3 .500 06/01/46 5,687
7,707,430 FNMA
3 .500 07/01/46 7,320
13,219,375 FNMA
3 .500 07/01/46 12,622
1,292,941 FNMA
3 .000 10/01/46 1,165
7,393,608 FNMA
3 .500 10/01/46 7,018
3,034,759 FNMA
4 .500 05/01/47 3,069
323,341 FNMA
3 .000 11/01/47 291
5,713,370 FNMA
3 .500 11/01/47 5,446
12,122,697 FNMA
3 .500 01/01/48 11,491
5,031,080 FNMA
4 .500 01/01/48 5,047
4,202,066 FNMA
4 .500 02/01/48 4,215
3,307,439 FNMA
4 .500 05/01/48 3,317
2,345,191 FNMA
4 .500 05/01/48 2,352
434,988 FNMA
3 .000 06/01/49 388
15,515,974 FNMA
3 .000 07/01/50 14,213
10,564,759 FNMA
3 .000 09/01/51 9,642
65,146,726 FNMA
2 .500 12/01/51 56,812
24,414,174 FNMA
2 .500 02/01/52 21,330
8,804,055 FNMA
2 .500 02/01/52 7,681
14,042,432 FNMA
3 .000 02/01/52 12,664
11,076,777 FNMA
3 .500 02/01/52 10,464
27,887,031 FNMA
3 .000 04/01/52 25,294
16,090,138 FNMA
3 .000 04/01/52 14,538
12,555,330 FNMA
3 .000 05/01/52 11,399
39,123,129 FNMA
4 .000 05/01/52 37,628
19,165,060 FNMA
3 .500 06/01/52 17,872
36,519,462 FNMA
3 .500 06/01/52 34,175
27,514,063 FNMA
4 .000 06/01/52 26,421
7,462,653 FNMA
4 .500 06/01/52 7,345
51,181,394 FNMA
4 .000 07/01/52 49,187
15,030,602 FNMA
4 .000 07/01/52 14,446
8,178,027 FNMA
4 .500 07/01/52 8,049

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 7,238,915 FNMA
4 .500% 07/01/52 $ 7,125
4,844,484 FNMA
4 .500 07/01/52 4,767
46,868,794 FNMA
5 .000 08/01/52 46,949
127,867,512 FNMA
4 .000 09/01/52 122,847
126,637,758 FNMA
4 .500 09/01/52 124,556
27,247,070 FNMA
5 .000 09/01/52 27,286
86,140,214 FNMA
4 .000 10/01/52 82,770
56,829,423 FNMA
4 .500 10/01/52 55,890
14,787,788 FNMA
5 .000 10/01/52 14,797
114,793,520 FNMA
4 .500 11/01/52 112,895
336,615 FNMA
5 .000 01/01/53 337
63,764,620 FNMA
5 .000 02/01/53 63,778
54,229,762 FNMA
5 .500 02/01/53 54,877
6,103,337 FNMA
6 .000 02/01/53 6,249
57,653,960 FNMA
5 .000 04/01/53 57,662
20,274,782 FNMA
5 .000 06/01/53 20,450
111,142,750 FNMA
5 .500 06/01/53 112,437
26,740,625 FNMA
4 .000 07/01/53 25,679
23,351,024 FNMA
4 .500 07/01/53 22,954
32,250,472 FNMA
5 .000 08/01/53 32,230
11,481,065 FNMA
5 .500 10/01/53 11,614
82,587,559 FNMA
5 .500 05/01/54 83,554
8,761,293 Freddie Mac REMICS
3 .500 01/15/47 7,953
1,662,113 Freddie Mac REMICS
4 .000 10/15/47 1,592
1,566,014 Freddie Mac REMICS
4 .000 11/15/47 1,510
8,342,915 Freddie Mac REMICS
4 .000 01/15/48 8,047
8,637,034 Freddie Mac REMICS
4 .000 03/15/48 8,307
2,459,066 Freddie Mac REMICS
4 .000 04/15/48 2,372
5,430,791 Freddie Mac REMICS
4 .000 04/15/48 5,195
7,152,461 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
1 .190 06/15/48 7,016
5,336,790 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
1 .110 10/15/48 4,919
7,117,733 Freddie Mac REMICS
2 .000 09/25/50 4,924
4,691,582 Freddie Mac REMICS
2 .000 09/25/50 613
13,708,890 Freddie Mac REMICS
3 .000 09/25/50 10,494
6,943,925 Freddie Mac REMICS
3 .000 10/25/50 5,248
34,003,318 Freddie Mac REMICS
2 .500 02/25/51 5,718
8,587,999 Freddie Mac REMICS
2 .500 05/25/51 5,710
3,445,588 Freddie Mac REMICS
4 .000 08/25/52 2,972
6,421,722 Freddie Mac REMICS
4 .500 10/25/52 6,166
7,798,559 Freddie Mac REMICS
5 .500 11/25/52 8,045
3,708,980 Freddie Mac REMICS
5 .500 02/25/53 3,853
3,371,543 (a) Freddie Mac Strips, (SOFR30A + 5.806%)
0 .463 03/15/44 366
9,515,173 Government National Mortgage Association (GNMA)
3 .700 10/15/33 9,348
156,347 GNMA
5 .000 04/15/38 160
189,765 GNMA
6 .500 11/20/38 198
689,901 GNMA
5 .000 06/15/39 706
409,241 GNMA
5 .000 06/15/39 415
15,338,144 GNMA
5 .000 01/20/40 3,230
6,874,993 GNMA
4 .500 03/20/40 1,235
11,121,410 GNMA
5 .000 03/20/40 2,218
9,169,252 GNMA
3 .700 08/15/40 8,981
8,776,485 GNMA
2 .500 12/20/43 7,889
4,652,512 GNMA
3 .000 03/20/45 4,208
3,962,131 GNMA
4 .500 12/20/45 4,054
3,018,114 GNMA
4 .000 06/20/46 359
4,006,042 GNMA
5 .000 09/20/46 753
6,422,043 (a) GNMA, (TSFR1M + 5.986%)
1 .025 03/20/50 1,041
7,614,602 GNMA
3 .000 06/20/51 6,953
16,711,236 GNMA
3 .000 11/20/51 12,751
18,518,813 GNMA
3 .000 12/20/51 14,096
16,870,617 GNMA
3 .000 01/20/52 13,049
6,371,507 GNMA
2 .500 02/20/52 5,460

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 15,494,880 GNMA
3 .000% 02/20/52 $ 11,175
54,203,028 GNMA
3 .500 04/20/52 50,914
10,815,065 GNMA
4 .000 04/20/52 9,462
11,798,159 GNMA
5 .000 04/20/52 2,200
8,836,485 GNMA
3 .000 05/20/52 8,056
4,324,360 GNMA
3 .500 07/20/52 4,062
5,552,513 GNMA
4 .000 07/20/52 4,734
11,432,878 GNMA
4 .000 08/20/52 11,052
7,097,477 GNMA
4 .000 09/20/52 6,865
9,939,915 GNMA
4 .500 09/20/52 9,508
8,440,592 GNMA
4 .500 09/20/52 8,084
7,035,450 GNMA
4 .500 09/20/52 6,767
4,791,677 GNMA
4 .500 09/20/52 4,419
9,188,336 GNMA
5 .000 11/20/52 9,217
5,486,905 GNMA
4 .500 02/20/53 5,083
4,716,443 GNMA
5 .500 02/20/53 4,809
11,474,263 (a) GNMA, (SOFR30A + 6.950%)
1 .605 05/20/53 799
8,714,080 (a) GNMA, (SOFR30A + 23.205%)
2 .358 08/20/53 9,550
5,519,418 (a) GNMA, (SOFR30A + 25.350%)
4 .503 08/20/53 6,399
87,257,132 (a),(c) GS Mortgage-Backed Securities Trust
0 .151 08/25/51 717
16,607,954 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 13,896
10,014,560 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 8,354
4,329,444 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 05/01/52 3,853
2,939,877 (a),(c) GS Mortgage-Backed Securities Trust
2 .831 05/28/52 2,436
10,399,396 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 9,003
225,241 (a) Impac CMB Trust, (TSFR1M + 0.774%)
5 .629 03/25/35 209
988,481 (a),(c) JP Morgan Mortgage Trust
3 .500 05/25/47 910
1,006,535 (a),(c) JP Morgan Mortgage Trust
3 .500 10/25/48 913
206,852 (a),(c) JP Morgan Mortgage Trust
4 .000 01/25/49 197
24,515,664 (a),(c) JP Morgan Mortgage Trust
0 .122 06/25/51 163
42,862,825 (a),(c) JP Morgan Mortgage Trust
0 .109 11/25/51 252
4,932,320 (a),(c) JP Morgan Mortgage Trust
2 .500 11/25/51 4,108
42,613,800 (a),(c) JP Morgan Mortgage Trust
0 .117 12/25/51 270
6,022,853 (a),(c) JP Morgan Mortgage Trust
2 .500 12/25/51 5,017
8,028,278 (a),(c) JP Morgan Mortgage Trust
2 .500 01/25/52 6,687
9,589,155 (a),(c) JP Morgan Mortgage Trust
0 .500 04/25/52 279
8,622,211 (a),(c) JP Morgan Mortgage Trust
3 .343 04/25/52 7,369
5,517,285 (a),(c) JP Morgan Mortgage Trust
3 .343 04/25/52 4,664
10,305,512 (a),(c) JP Morgan Mortgage Trust
2 .500 06/25/52 8,571
5,042,192 (a),(c) JP Morgan Mortgage Trust
3 .000 06/25/52 4,431
85,515,914 (c) JP Morgan Mortgage Trust
0 .224 07/25/52 998
13,203,919 (a),(c) JP Morgan Mortgage Trust
2 .500 07/25/52 10,981
22,134,856 (a),(c) JP Morgan Mortgage Trust
3 .250 07/25/52 19,324
17,556,320 (a),(c) JP Morgan Mortgage Trust
3 .000 08/25/52 15,199
9,529,760 (a),(c) JP Morgan Mortgage Trust
3 .000 10/25/52 8,250
5,738,603 (a),(c) JP Morgan Mortgage Trust
3 .000 11/25/52 4,975
7,826,154 (a),(c) JP Morgan Mortgage Trust
3 .000 04/25/53 6,775
3,801,472 (a),(c) JP Morgan Mortgage Trust
5 .000 06/25/53 3,731
3,805,749 (a),(c) JP Morgan Mortgage Trust
5 .500 06/25/53 3,781
7,521,739 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 6,265
1,818,568 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,629
5,116,342 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 4,262
898,128 (a),(c) New Residential Mortgage Loan Trust
2 .797 09/25/59 850
1,825,000 (a),(c) NLT Trust
2 .569 08/25/56 1,373
5,378,944 (a),(c) OBX
3 .000 01/25/52 4,657
2,327,700 (a),(c) RCKT Mortgage Trust
3 .006 09/25/51 1,874
13,642,852 (a),(c) RCKT Mortgage Trust
2 .500 02/25/52 11,346
5,911,030 (a),(c) RCKT Mortgage Trust
3 .000 05/25/52 5,118
856,906 (a),(c) RCKT Mortgage Trust
4 .000 06/25/52 796
242,118 (a),(c) Sequoia Mortgage Trust
4 .000 06/25/49 232
1,224,852 (a),(c) Sequoia Mortgage Trust
3 .500 12/25/49 1,119
5,515,994 (a),(c) Sequoia Mortgage Trust
2 .500 06/25/51 4,636

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 4,785,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 4.750%)
10 .030% 02/25/42 $ 5,070
16,690,000 (a),(c) STACR, (SOFR30A + 2.900%)
8 .180 04/25/42 17,283
6,630,000 (a),(c) STACR, (SOFR30A + 5.650%)
8 .647 04/25/42 7,164
25,280,000 (a),(c) STACR, (SOFR30A + 3.350%)
8 .630 05/25/42 26,528
31,100,000 (a),(c) STACR, (SOFR30A + 4.500%)
9 .780 06/25/42 33,391
20,340,000 (a),(c) STACR, (SOFR30A + 4.000%)
9 .280 07/25/42 21,662
15,170,000 (a),(c) STACR, (SOFR30A + 3.700%)
8 .980 09/25/42 16,040
790,000 (a),(c) STACR, (SOFR30A + 3.100%)
8 .444 03/25/43 828
1,215,000 (a),(c) STACR, (SOFR30A + 3.250%)
8 .513 04/25/43 1,278
5,035,000 (a),(c) STACR, (SOFR30A + 3.500%)
8 .780 05/25/43 5,337
140,861 (a),(c) STACR
3 .787 02/25/48 136
29,416 (a),(c) STACR
3 .847 05/25/48 29
7,430,000 (a),(c) STACR, (SOFR30A + 4.800%)
10 .080 10/25/50 8,485
2,070,000 (a),(c) Verus Securitization Trust
3 .207 11/25/59 1,980
850,749 (c) Verus Securitization Trust (Step Bond)
1 .733 05/25/65 815
4,325,423 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,750
5,248,904 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .313 08/25/51 4,531
TOTAL MORTGAGE BACKED 2,732,430
MUNICIPAL BONDS - 2.6%
2,975,000 Chicago Housing Authority
3 .682 01/01/25 2,970
245,000 City & County of San Francisco CA Community Facilities District
3 .264 09/01/25 243
1,000,000 City & County of San Francisco CA Community Facilities District
4 .038 09/01/34 963
845,000 City & County of San Francisco CA Community Facilities District
3 .750 09/01/37 773
2,000,000 City & County of San Francisco CA Community Facilities District
4 .000 09/01/48 1,711
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,706
4,940,000 City of New York NY
3 .200 12/01/26 4,874
1,575,000 City of San Antonio TX Customer Facility Charge Revenue
4 .353 07/01/25 1,575
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,807
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 17,240
3,500,000 County of Miami-Dade FL Aviation Revenue
2 .504 10/01/24 3,500
4,365,000 County of Miami-Dade FL Aviation Revenue
2 .604 10/01/25 4,290
2,375,000 County of Miami-Dade FL Aviation Revenue
3 .505 10/01/25 2,355
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,433
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,861
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,715
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,281
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,366
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,456
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,607
2,000,000 Duke University
3 .199 10/01/38 1,716
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,250
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,341
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,288
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,879
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 5,162
5,000,000 New York State Thruway Authority
2 .256 01/01/25 4,966
6,460,000 New York State Thruway Authority
2 .406 01/01/26 6,329
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,603
1,500,000 Port of Corpus Christi Authority of Nueces County
3 .387 12/01/24 1,497
1,000,000 Port of Corpus Christi Authority of Nueces County
3 .487 12/01/25 992
1,910,000 Public Finance Authority
4 .269 07/01/40 1,767
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,972
13,060,000 State of California
4 .600 04/01/38 12,842
10,500,000 State of Illinois
3 .150 06/15/26 10,331
12,500,000 State of Illinois
3 .250 06/15/27 12,251
25,552,941 State of Illinois
5 .100 06/01/33 25,971
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 9,059
9,900,000 State of Wisconsin
3 .154 05/01/27 9,731
25,860,000 University of California
3 .063 07/01/25 25,650
17,045,000 University of California
3 .931 05/15/45 16,045
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,722
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 11,164

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 20,000,000 University of New Mexico
3 .532% 06/20/32 $ 19,587
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,075
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 386
TOTAL MUNICIPAL BONDS 296,302
U.S. TREASURY SECURITIES - 19.4%
3,350,000 United States Treasury Bond
4 .750 02/15/37 3,659
22,750,000 United States Treasury Bond
3 .500 02/15/39 21,715
12,050,000 United States Treasury Bond
3 .875 08/15/40 11,874
20,935,000 United States Treasury Bond
4 .375 05/15/41 21,844
6,000,000 United States Treasury Bond
2 .750 11/15/42 4,920
35,680,000 United States Treasury Bond
3 .000 05/15/45 29,663
41,710,000 United States Treasury Bond
2 .875 08/15/45 33,901
52,140,000 United States Treasury Bond
2 .500 05/15/46 39,298
1,075,000 United States Treasury Bond
3 .000 05/15/47 880
30,710,000 United States Treasury Bond
2 .750 11/15/47 23,911
6,155,000 United States Treasury Bond
3 .125 05/15/48 5,112
51,995,000 United States Treasury Bond
3 .000 08/15/48 42,167
20,120,000 United States Treasury Bond
3 .375 11/15/48 17,437
12,930,000 United States Treasury Note
5 .000 09/30/25 13,057
2,205,000 United States Treasury Note
0 .250 10/31/25 2,120
10,000,000 United States Treasury Note
4 .875 11/30/25 10,109
825,000 United States Treasury Note
4 .250 12/31/25 829
2,765,000 United States Treasury Note
4 .625 03/15/26 2,798
3,740,000 United States Treasury Note
4 .500 03/31/26 3,779
25,500,000 United States Treasury Note
4 .875 04/30/26 25,935
8,875,000 United States Treasury Note
4 .625 06/30/26 9,012
5,515,000 United States Treasury Note
4 .500 07/15/26 5,591
985,000 United States Treasury Note
4 .625 09/15/26 1,003
700,000 United States Treasury Note
4 .625 10/15/26 713
6,610,000 United States Treasury Note
4 .375 12/15/26 6,715
29,505,000 United States Treasury Note
0 .500 10/31/27 26,875
254,164,000 United States Treasury Note
3 .500 04/30/28 253,539
1,250,000 United States Treasury Note
1 .250 09/30/28 1,142
519,896,000 United States Treasury Note
3 .500 09/30/29 519,163
113,120,000 United States Treasury Note
3 .500 04/30/30 112,488
2,312,500 United States Treasury Note
4 .000 07/31/30 2,358
5,650,000 United States Treasury Note
4 .375 11/30/30 5,878
50,000,000 United States Treasury Note
3 .750 12/31/30 50,295
68,050,000 United States Treasury Note
4 .000 01/31/31 69,392
55,026,000 United States Treasury Note
4 .125 07/31/31 56,565
108,047,900 United States Treasury Note
3 .750 08/31/31 108,622
75,410,000 United States Treasury Note
3 .875 08/15/34 75,940
10,000,000 United States Treasury Note
1 .125 08/15/40 6,550
85,325,800 United States Treasury Note
2 .375 02/15/42 66,454
26,721,000 United States Treasury Note
3 .250 05/15/42 23,757
91,758,000 United States Treasury Note
3 .375 08/15/42 82,808
54,100,000 United States Treasury Note
3 .875 02/15/43 52,190
49,620,000 United States Treasury Note
3 .875 05/15/43 47,775
9,560,000 United States Treasury Note
4 .375 08/15/43 9,830
13,535,000 United States Treasury Note
4 .750 11/15/43 14,600
4,800,000 United States Treasury Note
4 .625 05/15/44 5,087
256,002,000 United States Treasury Note
2 .250 02/15/52 174,571
44,786,000 United States Treasury Note
3 .625 02/15/53 40,724
46,691,000 United States Treasury Note
4 .625 05/15/54 50,645
TOTAL U.S. TREASURY SECURITIES 2,195,290
TOTAL GOVERNMENT BONDS
(Cost $5,841,405) 5,650,850

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 15.3%
ASSET BACKED - 5.6%
$ 1,000,000 (c) Affirm Asset Securitization Trust
6 .820% 09/15/28 $ 1,020
Series - 2023 B (Class A)
5,000,000 (a),(c) AGL CLO 19 Ltd, (TSFR3M + 2.750%)
8 .032 07/21/35 5,015
Series - 2022 19A (Class B1)
15,000,000 (a),(c) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%)
6 .936 07/17/37 15,053
Series - 2021 16A (Class BR)
7,500,000 (a),(c) AIMCO CLO Series, (TSFR3M + 1.762%)
7 .044 04/20/34 7,514
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust
2 .130 03/18/26 4,114
Series - 2020 2 (Class D)
6,190,000 AmeriCredit Automobile Receivables Trust
1 .490 09/18/26 6,069
Series - 2020 3 (Class D)
3,499,000 (c) AMSR Trust
3 .148 01/19/39 3,396
Series - 2019 SFR1 (Class C)
74,236 (c) Asset Backed Funding Corp NIM Trust
5 .900 07/26/35 0 ^
Series - 2005 WMC1 (Class N1)
9,500,000 (c) Avis Budget Rental Car Funding AESOP LLC
1 .380 08/20/27 9,007
Series - 2021 1A (Class A)
4,400,000 (c) BHG Securitization Trust
1 .670 10/17/34 4,235
Series - 2021 B (Class B)
1,185,255 (c) BRE Grand Islander Timeshare Issuer LLC
3 .280 09/26/33 1,160
Series - 2019 A (Class A)
EUR 679,657 (a),(c) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%)
6 .008 05/22/31 704
Series - 2021 1A (Class D)
1,500,000 (a),(c) BX Trust, (TSFR1M + 3.339%)
8 .436 05/15/38 1,517
Series - 2023 DELC (Class B)
12,122,310 (c) Capital Automotive REIT
2 .690 02/15/50 12,106
Series - 2020 1A (Class A1)
5,669,763 (c) Capital Automotive REIT
1 .440 08/15/51 5,322
Series - 2021 1A (Class A1)
4,193,869 (c) Capital Automotive REIT
1 .920 08/15/51 3,937
Series - 2021 1A (Class A3)
11,425,000 (c),(h) Capital Automotive REIT
4 .400 10/15/54 11,233
Series - 2024 3A (Class A1)
9,712,500 (c) Cars Net Lease Mortgage Notes
2 .010 12/15/50 8,806
Series - 2020 1A (Class A1)
2,929,634 Carvana Auto Receivables Trust
0 .970 03/10/28 2,832
Series - 2021 N2 (Class A2)
142,518 Carvana Auto Receivables Trust
1 .270 03/10/28 137
Series - 2021 N2 (Class D)
EUR 595,590 (a),(c) Cassia SRL, (EURIBOR 3 M + 3.500%)
7 .038 05/22/34 656
Series - 2022 1A (Class B)
4,150,000 (a),(c) Cayuga Park CLO Ltd, (TSFR3M + 1.912%)
1 .000 07/17/34 4,159
Series - 2020 1A (Class B1R)
285,433 (a) C-BASS Trust, (TSFR1M + 0.274%)
3 .295 07/25/36 278
Series - 2006 CB6 (Class A1)
17,179,533 (c) CF Hippolyta LLC
1 .690 07/15/60 16,623
Series - 2020 1 (Class A1)
5,014,366 (c) CF Hippolyta LLC
1 .990 07/15/60 4,545
Series - 2020 1 (Class A2)
2,941,208 (c) CF Hippolyta LLC
2 .280 07/15/60 2,816
Series - 2020 1 (Class B1)
18,848,951 (c) CF Hippolyta LLC
1 .530 03/15/61 17,708
Series - 2021 1A (Class A1)
4,476,626 (c) CF Hippolyta LLC
1 .980 03/15/61 4,120
Series - 2021 1A (Class B1)
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates
5 .700 02/26/35 395
Series - 2004 2 (Class 1M2)
5,500,000 (a),(c) CIFC Funding Ltd, (TSFR3M + 3.000%)
8 .282 10/22/35 5,526
Series - 2022 7A (Class B1)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 10,595 CIT Group Home Equity Loan Trust (Step Bond)
6 .200% 02/25/30 $ 11
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%)
5 .981 05/14/29 6,590
Series - 2017 A6 (Class A6)
7,818,500 (c) DB Master Finance LLC
4 .021 05/20/49 7,721
Series - 2019 1A (Class A2II)
36,468,750 (c) DB Master Finance LLC
2 .045 11/20/51 34,560
Series - 2021 1A (Class A2I)
28,786,000 (c) DB Master Finance LLC
2 .493 11/20/51 26,420
Series - 2021 1A (Class A2II)
209,594 (c) Diamond Resorts Owner Trust
2 .700 11/21/33 203
Series - 2021 1A (Class C)
27,789,188 (c) Domino's Pizza Master Issuer LLC
2 .662 04/25/51 25,602
Series - 2021 1A (Class A2I)
3,800,000 (a),(c) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%)
7 .141 07/18/30 3,805
Series - 2017 49A (Class BR)
312,659 (a),(c) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%)
6 .069 05/25/37 311
Series - 2007 2 (Class A2C)
3,734,654 (c) FNA VI LLC
1 .350 01/10/32 3,498
Series - 2021 1A (Class A)
11,810,000 (c) Frontier Issuer LLC
6 .190 06/20/54 12,301
Series - 2024 1 (Class A2)
982,219 (a),(c) Gracie Point International Funding LLC
7 .319 09/01/26 988
Series - 2023 1A (Class A)
13,000,000 (a),(c) Gracie Point International Funding LLC
7 .068 03/01/28 13,044
Series - 2024 1A (Class A)
4,000,000 (c) GSCG Trust
2 .936 09/06/34 3,026
Series - 2019 600C (Class A)
193,327 (c) HERO Funding Trust
3 .280 09/20/48 173
Series - 2017 2A (Class A1)
386,654 (c) HERO Funding Trust
4 .070 09/20/48 356
Series - 2017 2A (Class A2)
12,000,000 (c) Hertz Vehicle Financing LLC
1 .210 12/26/25 11,929
Series - 2021 1A (Class A)
1,763,637 (c) Hilton Grand Vacations Trust
2 .340 07/25/33 1,717
Series - 2019 AA (Class A)
258,988 (a) Home Equity Asset Trust, (TSFR1M + 1.614%)
3 .986 06/25/33 252
Series - 2003 1 (Class M1)
12,900,000 (c) Hotwire Funding LLC
5 .893 06/20/54 13,234
Series - 2024 1A (Class A2)
1,499,931 (a),(c) Invitation Homes Trust, (TSFR1M + 1.364%)
6 .461 01/17/38 1,498
Series - 2018 SFR4 (Class B)
1,868,736 (c) JG Wentworth XXII LLC
3 .820 12/15/48 1,867
Series - 2010 3A (Class A)
5,500,000 (a),(c) Madison Park Funding XXI Ltd, (TSFR3M + 1.912%)
7 .213 10/15/32 5,507
Series - 2016 21A (Class A2RR)
3,500,000 (a),(c) Massachusetts St, (TSFR3M + 1.912%)
7 .213 01/15/35 3,504
Series - 2021 3A (Class B)
25,000,000 (a),(c) Morgan Stanley Capital I Trust
3 .900 09/24/57 24,297
Series - 2024 NSTB (Class A)
2,068,094 (c) MVW LLC
1 .140 01/22/41 1,964
Series - 2021 1WA (Class A)
711,430 (c) MVW Owner Trust
3 .450 01/21/36 711
Series - 2018 1A (Class A)
822,701 (c) MVW Owner Trust
2 .890 11/20/36 812
Series - 2019 1A (Class A)
2,837,336 (c) MVW Owner Trust
2 .220 10/20/38 2,761
Series - 2019 2A (Class A)
1,827,129 (c) Navient Private Education Refi Loan Trust
1 .310 01/15/69 1,712
Series - 2020 HA (Class A)
3,806,381 (c) Navient Private Education Refi Loan Trust
0 .840 05/15/69 3,459
Series - 2021 A (Class A)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 1,551,857 (c) Navient Student Loan Trust
3 .390% 12/15/59 $ 1,517
Series - 2019 BA (Class A2A)
740,659 (a),(c) Navient Student Loan Trust, (LIBOR 1 M + 1.094%)
6 .191 12/15/59 740
Series - 2019 BA (Class A2B)
10,000,000 (a),(c) Neuberger Berman CLO Ltd, (TSFR3M + 1.800%)
7 .085 04/25/36 10,010
Series - 2022 48A (Class B)
8,600,000 (a),(c) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M + 1.812%)
7 .094 04/20/31 8,623
Series - 2019 31A (Class BR)
1,000,000 (a),(c) Neuberger Berman Loan Advisers Clo 43 Ltd, (TSFR3M + 1.862%)
7 .147 07/17/35 1,002
Series - 2021 43A (Class B)
6,650,000 (a),(c) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%)
7 .191 01/18/36 6,664
Series - 2021 10A (Class B)
2,250,000 (a),(c) OHA Credit Funding 6 Ltd, (TSFR3M + 1.912%)
7 .194 07/20/34 2,254
Series - 2020 6A (Class BR)
10,015,000 (c) OneMain Financial Issuance Trust
4 .890 10/14/34 10,014
Series - 2022 2A (Class A)
17,350,000 (c) OneMain Financial Issuance Trust
1 .750 09/14/35 16,624
Series - 2020 2A (Class A)
21,646,000 (a),(c) OneMain Financial Issuance Trust, (SOFR30A + 0.760%)
6 .102 06/16/36 21,657
Series - 2021 1A (Class A2)
1,072,419 (c) Oportun Funding XIV LLC
1 .210 03/08/28 1,049
Series - 2021 A (Class A)
8,000,000 (a),(c) Palmer Square CLO Ltd, (TSFR3M + 1.800%)
7 .082 04/20/35 8,007
Series - 2022 1A (Class B)
1,450,000 (c) Progress Residential Trust
2 .711 11/17/40 1,331
Series - 2021 SFR9 (Class D)
750,019 Santander Drive Auto Receivables Trust
1 .480 01/15/27 745
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust
1 .670 10/15/27 33,261
Series - 2021 4 (Class D)
19,978,875 (c) SERVPRO Master Issuer LLC
2 .394 04/25/51 18,200
Series - 2021 1A (Class A2)
734,058 (c) Sierra Timeshare Receivables Funding LLC
0 .990 11/20/37 708
Series - 2021 1A (Class A)
795,917 (c) Sierra Timeshare Receivables Funding LLC
1 .340 11/20/37 768
Series - 2021 1A (Class B)
441,260 (c) Sierra Timeshare Receivables Funding LLC
1 .790 11/20/37 426
Series - 2021 1A (Class C)
470,488 (c) SMB Private Education Loan Trust
2 .430 02/17/32 467
Series - 2016 B (Class A2A)
1,353,363 (c) SMB Private Education Loan Trust
2 .880 09/15/34 1,337
Series - 2017 A (Class A2A)
2,210,323 (c) SMB Private Education Loan Trust
2 .820 10/15/35 2,170
Series - 2017 B (Class A2A)
1,185,679 (c) SMB Private Education Loan Trust
3 .500 02/15/36 1,167
Series - 2018 A (Class A2A)
1,044,254 (c) SoFi Professional Loan Program LLC
2 .840 01/25/41 1,029
Series - 2017 F (Class A2FX)
1,642,956 (c) SoFi Professional Loan Program LLC
2 .950 02/25/42 1,624
Series - 2018 A (Class A2B)
1,095,169 (c) SoFi Professional Loan Program LLC
3 .690 06/15/48 1,078
Series - 2019 A (Class A2FX)
2,621,819 (c) SpringCastle America Funding LLC
1 .970 09/25/37 2,431
Series - 2020 AA (Class A)
9,021,000 (c) SpringCastle America Funding LLC
2 .660 09/25/37 8,256
Series - 2020 AA (Class B)
6,475,000 (c) Stack Infrastructure Issuer LLC
1 .893 08/25/45 6,285
Series - 2020 1A (Class A2)
5,875,000 (c) Stack Infrastructure Issuer LLC
1 .877 03/26/46 5,613
Series - 2021 1A (Class A2)
270,080 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%)
5 .869 09/25/34 258
Series - 2004 8 (Class M1)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 1,781,250 (c) Taco Bell Funding LLC
4 .970% 05/25/46 $ 1,784
Series - 2016 1A (Class A23)
26,399,775 (c) Taco Bell Funding LLC
1 .946 08/25/51 24,741
Series - 2021 1A (Class A2I)
16,122,825 (c) Taco Bell Funding LLC
2 .294 08/25/51 14,483
Series - 2021 1A (Class A2II)
1,050,000 (c) Tesla Auto Lease Trust
6 .570 08/20/27 1,073
Series - 2023 B (Class B)
7,000,000 (a),(c) TICP CLO VIII Ltd, (TSFR3M + 1.962%)
7 .244 10/20/34 7,015
Series - 2017 8A (Class A2R)
19,081,578 (c) Wendy's Funding LLC
2 .370 06/15/51 17,176
Series - 2021 1A (Class A2I)
18,300,000 (c) Ziply Fiber Issuer LLC
6 .640 04/20/54 18,890
Series - 2024 1A (Class A2)
TOTAL ASSET BACKED 634,313
OTHER MORTGAGE BACKED - 9.7%
12,000,000 (a),(c) 20 TSQ GROUNDCO LLC
3 .203 05/15/35 9,985
Series - 2018 20TS (Class E)
959,213 (a),(c) Agate Bay Mortgage Trust
3 .500 09/25/45 895
Series - 2015 6 (Class A9)
GBP 599,776 (a) Agora Securities, (SONIA Interest Rate Benchmark + 1.900%)
6 .927 07/22/31 794
Series - 2021 1X (Class C)
5,000,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%)
7 .461 04/15/34 3,587
Series - 2021 ACEN (Class C)
GBP 420,888 (a),(c) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%)
6 .927 07/22/31 478
Series - 2021 1A (Class D)
3,400,000 (a) BANK
6 .268 02/15/29 3,558
Series - 2024 5YR5 (Class AS)
1,067,340 (a) BANK
4 .085 11/15/50 961
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK
4 .229 11/15/50 1,939
Series - 2017 BNK8 (Class C)
1,000,000 BANK
3 .093 10/17/52 901
Series - 2019 BN21 (Class AS)
3,800,000 BANK
3 .203 12/15/52 3,453
Series - 2019 BN23 (Class AS)
2,675,000 BANK
5 .769 06/15/57 2,802
Series - 2024 5YR7 (Class A3)
1,000,000 (a) BANK
3 .851 07/15/60 902
Series - 2017 BNK6 (Class C)
1,618,954 BANK
2 .758 09/15/62 1,502
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK
3 .283 11/15/62 7,336
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK
3 .634 11/15/62 975
Series - 2019 BN24 (Class C)
1,250,000 (a),(c) BBCMS Mortgage Trust
4 .409 08/05/38 1,025
Series - 2018 CHRS (Class E)
2,453,232 BBCMS Mortgage Trust
3 .488 02/15/50 2,424
Series - 2017 C1 (Class ASB)
4,000,000 BBCMS Mortgage Trust
5 .753 04/15/56 4,100
Series - 2023 C19 (Class A2B)
4,700,000 (a) BBCMS Mortgage Trust
6 .383 07/15/56 4,920
Series - 2023 C20 (Class A2)
4,600,000 (a),(c) Benchmark Mortgage Trust
2 .791 09/15/48 3,915
Series - 2020 IG2 (Class AM)
2,740,000 (a),(c) Benchmark Mortgage Trust
3 .230 09/15/48 2,220
Series - 2020 IG3 (Class AS)
2,500,000 (a),(c) Benchmark Mortgage Trust
3 .654 09/15/48 2,314
Series - 2020 IG3 (Class BXA)
3,000,000 (a) Benchmark Mortgage Trust
4 .425 02/15/51 2,595
Series - 2018 B2 (Class C)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,452,143 Benchmark Mortgage Trust
4 .016% 03/15/52 $ 3,347
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust
3 .784 05/15/52 2,774
Series - 2019 B11 (Class AS)
830,000 Benchmark Mortgage Trust
4 .241 05/15/53 803
Series - 2018 B7 (Class A3)
3,500,000 (a) Benchmark Mortgage Trust
4 .510 05/15/53 3,484
Series - 2018 B7 (Class A4)
1,000,000 Benchmark Mortgage Trust
2 .355 07/15/54 772
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust
2 .244 08/15/54 8,002
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust
2 .429 08/15/54 2,648
Series - 2021 B28 (Class AS)
9,500,000 Benchmark Mortgage Trust
2 .612 09/15/54 8,060
Series - 2021 B29 (Class AS)
2,360,000 (c) BWAY Mortgage Trust
3 .402 02/10/44 1,950
Series - 2022 26BW (Class A)
4,961,768 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.035%)
6 .132 12/15/38 4,925
Series - 2021 CIP (Class A)
7,442,651 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.385%)
6 .482 12/15/38 7,384
Series - 2021 CIP (Class B)
997,487 (a),(c) BX TRUST, (TSFR1M + 2.949%)
8 .046 08/15/39 1,001
Series - 2022 PSB (Class B)
1,325,000 (c) BXP Trust
3 .459 08/13/37 1,263
Series - 2017 CC (Class A)
5,000,000 (c) BXP Trust
2 .618 01/15/44 4,220
Series - 2021 601L (Class A)
2,500,000 (a),(c) BXP Trust
2 .868 01/15/44 1,846
Series - 2021 601L (Class D)
7,000,000 (a),(c) BXP Trust
2 .868 01/15/44 5,564
Series - 2021 601L (Class C)
1,992,335 CD Mortgage Trust
2 .622 08/10/49 1,956
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust
2 .926 08/10/49 8,248
Series - 2016 CD1 (Class AM)
5,750,000 (a) CD Mortgage Trust
3 .879 11/10/49 4,947
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust
4 .109 11/10/49 748
Series - 2016 CD2 (Class C)
458,918 CD Mortgage Trust
3 .453 02/10/50 452
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust
4 .688 02/10/50 211
Series - 2017 CD3 (Class C)
2,798,054 CD Mortgage Trust
3 .220 08/15/50 2,745
Series - 2017 CD5 (Class AAB)
3,354,308 CD Mortgage Trust
2 .812 08/15/57 3,227
Series - 2019 CD8 (Class ASB)
858,614 CFCRE Commercial Mortgage Trust
3 .121 05/10/58 854
Series - 2016 C4 (Class AHR)
199,732 (a) CHL Mortgage Pass-Through Trust
5 .066 02/20/35 202
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(c) Citigroup Commercial Mortgage Trust
3 .635 05/10/35 2,415
Series - 2013 375P (Class B)
2,350,000 Citigroup Commercial Mortgage Trust
4 .017 10/10/47 2,347
Series - 2014 GC25 (Class AS)
2,137,000 Citigroup Commercial Mortgage Trust
3 .457 04/10/48 2,101
Series - 2015 GC29 (Class AS)
1,700,000 (a) Citigroup Commercial Mortgage Trust
3 .758 04/10/48 1,643
Series - 2015 GC29 (Class B)
3,000,000 (a) Citigroup Commercial Mortgage Trust
4 .271 04/10/48 2,862
Series - 2015 GC29 (Class C)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,358,317 Citigroup Commercial Mortgage Trust
3 .243% 08/15/50 $ 3,293
Series - 2017 B1 (Class AAB)
7,765,000 Citigroup Commercial Mortgage Trust
3 .764 10/12/50 7,322
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust
3 .778 09/10/58 1,971
Series - 2015 GC33 (Class A4)
2,044,714 (a),(c) Citigroup Mortgage Loan Trust
2 .709 05/25/51 1,670
Series - 2021 INV1 (Class B3W)
5,000,000 (c) COMM Mortgage Trust
3 .244 10/10/29 4,869
Series - 2017 PANW (Class A)
3,000,000 (c) COMM Mortgage Trust
3 .376 01/10/39 2,708
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust
2 .853 10/15/45 116
Series - 2012 CR4 (Class A3)
1,024,220 (a),(c) COMM Mortgage Trust
3 .637 06/10/46 1,022
Series - 2013 CR8 (Class B)
2,500,000 (a),(c) COMM Mortgage Trust
4 .767 06/10/47 973
Series - 2014 UBS3 (Class D)
2,825,979 (a) COMM Mortgage Trust
3 .829 02/10/48 2,740
Series - 2015 LC19 (Class B)
1,000,000 (c) COMM Mortgage Trust
3 .000 03/10/48 678
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust
3 .309 03/10/48 1,435
Series - 2015 CR22 (Class A5)
5,592,775 (a) COMM Mortgage Trust
3 .603 03/10/48 5,421
Series - 2015 CR22 (Class AM)
2,500,000 (a) COMM Mortgage Trust
3 .926 03/10/48 2,360
Series - 2015 CR22 (Class B)
2,696,000 (a) COMM Mortgage Trust
4 .199 03/10/48 2,411
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust
3 .801 05/10/48 7,313
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust
4 .183 05/10/48 4,349
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust
4 .408 05/10/48 2,369
Series - 2015 CR23 (Class C)
416,611 COMM Mortgage Trust
3 .421 07/10/48 415
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust
3 .463 08/10/48 3,514
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust
3 .696 08/10/48 2,523
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust
4 .028 08/10/48 4,932
Series - 2015 CR24 (Class AM)
2,000,000 (a) COMM Mortgage Trust
4 .495 08/10/48 1,932
Series - 2015 CR24 (Class B)
1,467,000 (a) COMM Mortgage Trust
4 .495 08/10/48 1,353
Series - 2015 CR24 (Class C)
1,352,000 COMM Mortgage Trust
3 .612 10/10/48 1,334
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust
3 .630 10/10/48 3,166
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust
3 .774 10/10/48 2,048
Series - 2015 LC23 (Class A4)
1,875,000 (a) COMM Mortgage Trust
4 .612 10/10/48 1,819
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust
4 .696 10/10/48 4,605
Series - 2015 LC23 (Class C)
961,648 COMM Mortgage Trust
3 .651 02/10/49 957
Series - 2016 CR28 (Class AHR)
4,650,000 (a) COMM Mortgage Trust
4 .739 02/10/49 4,459
Series - 2016 CR28 (Class B)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 4,600,000 (a) COMM Mortgage Trust
4 .497% 05/10/51 $ 4,252
Series - 2018 COR3 (Class AM)
1,550,000 COMM Mortgage Trust
3 .263 08/15/57 1,419
Series - 2019 GC44 (Class AM)
2,000,000 (a) COMM Mortgage Trust
3 .638 08/15/57 1,707
Series - 2019 GC44 (Class C)
18,155,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%)
8 .780 03/25/42 19,102
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%)
8 .280 04/25/42 6,169
Series - 2022 R05 (Class 2M2)
30,200,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
9 .130 05/25/42 32,121
Series - 2022 R06 (Class 1M2)
9,505,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
8 .880 07/25/42 10,052
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
10 .013 09/25/42 14,083
Series - 2022 R09 (Class 2M2)
870,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%)
12 .013 09/25/42 969
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
9 .013 12/25/42 17,223
Series - 2023 R01 (Class 1M2)
7,400,000 (a),(c) Credit Suisse Commercial Mortgage Trust
3 .854 11/10/32 4,995
Series - 2017 CALI (Class B)
4,270,400 (a),(c) Credit Suisse Mortgage Capital Certificates
3 .388 10/25/59 4,081
Series - 2019 NQM1 (Class M1)
7,228,332 (a),(c) Credit Suisse Mortgage Capital Certificates
2 .405 10/25/66 6,383
Series - 2021 NQM8 (Class A3)
9,500,000 DBGS Mortgage Trust
4 .466 10/15/51 9,266
Series - 2018 C1 (Class A4)
3,896,062 DBJPM Mortgage Trust
2 .756 08/10/49 3,836
Series - 2016 C3 (Class ASB)
5,263,170 DBJPM Mortgage Trust
3 .121 06/10/50 5,173
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust
2 .340 08/15/53 4,511
Series - 2020 C9 (Class AM)
2,000,000 (a),(c) DBSG Mortgage Trust
6 .595 06/10/37 2,044
Series - 2024 ALTA (Class B)
17,410,000 (c) DBUBS Mortgage Trust
3 .452 10/10/34 17,381
Series - 2017 BRBK (Class A)
15,500,000 (a),(c) DBUBS Mortgage Trust
3 .648 10/10/34 15,406
Series - 2017 BRBK (Class B)
4,994,187 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 1.235%)
6 .332 11/15/38 4,976
Series - 2021 ELP (Class B)
6,991,862 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
6 .531 11/15/38 6,967
Series - 2021 ELP (Class C)
4,165,152 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
7 .330 11/15/38 4,147
Series - 2021 ELP (Class E)
1,499,970 (a),(c) EQUS Mortgage Trust, (TSFR1M + 0.869%)
5 .966 10/15/38 1,489
Series - 2021 EQAZ (Class A)
2,208,092 (a),(c) Flagstar Mortgage Trust
3 .984 10/25/47 2,009
Series - 2017 2 (Class B3)
84,766 (a),(c) Flagstar Mortgage Trust
4 .000 09/25/48 81
Series - 2018 5 (Class A11)
3,024,142 (a),(c) Flagstar Mortgage Trust
2 .500 04/25/51 2,521
Series - 2021 2 (Class A4)
8,626,220 (a),(c) Flagstar Mortgage Trust
2 .500 06/01/51 7,185
Series - 2021 4 (Class A21)
186,556 Ford Credit Auto Owner Trust
5 .140 03/15/26 187
Series - 2023 A (Class A2A)
186,556 (a) Ford Credit Auto Owner Trust, (SOFR30A + 0.720%)
6 .062 03/15/26 187
Series - 2023 A (Class A2B)
2,580,000 (c) Frontier Issuer LLC
6 .600 08/20/53 2,652
Series - 2023 1 (Class A2)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
GBP 878,038 (a),(c) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%)
7 .880% 11/20/33 $ 1,147
Series - 2021 1A (Class GBD)
$ 5,000,000 (a),(c) GS Mortgage Securities Corp II, (TSFR1M + 1.364%)
6 .461 11/15/36 4,955
Series - 2021 ARDN (Class A)
3,600,000 (a),(c) GS Mortgage Securities Corp II, (TSFR1M + 3.464%)
8 .561 11/15/36 3,563
Series - 2021 ARDN (Class E)
1,130,000 (a),(c) GS Mortgage Securities Corp II
3 .591 09/10/37 1,069
Series - 2017 375H (Class A)
2,500,000 (a),(c) GS Mortgage Securities Corp II
3 .599 09/10/37 2,288
Series - 2017 375H (Class B)
1,350,000 (a) GS Mortgage Securities Corp II
3 .777 05/10/50 1,317
Series - 2015 GC30 (Class AS)
5,235,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%)
6 .994 07/15/31 1,858
Series - 2018 TWR (Class D)
1,500,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%)
7 .261 11/15/36 1,474
Series - 2021 ARDN (Class C)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%)
7 .961 11/15/36 2,972
Series - 2021 ARDN (Class D)
2,000,000 (a),(c) GS Mortgage Securities Trust, (TSFR1M + 1.747%)
6 .844 07/15/31 1,190
Series - 2018 TWR (Class C)
30,186 GS Mortgage Securities Trust
3 .206 02/10/48 30
Series - 2015 GC28 (Class AAB)
1,991,758 GS Mortgage Securities Trust
3 .396 02/10/48 1,984
Series - 2015 GC28 (Class A5)
7,400,000 (a) GS Mortgage Securities Trust
4 .018 07/10/48 7,302
Series - 2015 GC32 (Class AS)
766,087 GS Mortgage Securities Trust
3 .278 10/10/48 758
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust
3 .143 10/10/49 1,913
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust
4 .075 11/10/49 1,294
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust
3 .674 03/10/50 1,936
Series - 2017 GS5 (Class A4)
4,250,000 (a) GS Mortgage Securities Trust
3 .826 03/10/50 4,020
Series - 2017 GS5 (Class AS)
5,720,802 GS Mortgage Securities Trust
3 .230 05/10/50 5,639
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust
3 .433 05/10/50 5,780
Series - 2017 GS6 (Class A3)
2,540,000 (a) GS Mortgage Securities Trust
4 .159 05/10/50 2,420
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust
4 .203 05/10/50 4,476
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust
3 .837 11/10/50 2,917
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust
4 .462 11/10/50 4,351
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust
4 .158 02/10/52 2,911
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust
3 .173 02/13/53 2,260
Series - 2020 GC45 (Class AS)
2,190,000 GS Mortgage Securities Trust
2 .012 12/12/53 1,868
Series - 2020 GSA2 (Class A5)
124,748 (a),(c) GS Mortgage-Backed Securities Corp Trust
4 .000 11/25/49 120
Series - 2019 PJ2 (Class A1)
325,867 (a),(c) GS Mortgage-Backed Securities Corp Trust
4 .000 11/25/49 313
Series - 2019 PJ2 (Class A4)
822,394 (a),(c) GS Mortgage-Backed Securities Corp Trust
3 .000 01/25/51 719
Series - 2020 PJ4 (Class A4)
33,952,797 (a),(c) GS Mortgage-Backed Securities Corp Trust
0 .255 03/27/51 404
Series - 2020 PJ5 (Class AX1)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,160,533 (a),(c) GS Mortgage-Backed Securities Corp Trust
3 .000% 03/27/51 $ 1,015
Series - 2020 PJ5 (Class A4)
1,839,711 (a),(c) GS Mortgage-Backed Securities Corp Trust
2 .500 05/25/51 1,535
Series - 2020 PJ6 (Class A4)
11,630,896 (a),(c) GS Mortgage-Backed Securities Corp Trust
2 .500 10/25/51 9,695
Series - 2021 PJ5 (Class A4)
11,121,075 (a),(c) GS Mortgage-Backed Securities Corp Trust
3 .000 06/25/52 9,628
Series - 2022 PJ2 (Class A36)
4,094,194 (a),(c) GS Mortgage-Backed Securities Corp Trust
3 .000 09/25/52 3,550
Series - 2022 PJ4 (Class A36)
987,810 (a),(c) GS Mortgage-Backed Securities Trust
3 .625 05/25/50 868
Series - 2020 PJ1 (Class B2)
1,201,295 (a),(c) GS Mortgage-Backed Securities Trust
3 .028 12/25/51 975
Series - 2021 INV1 (Class B4)
20,432,123 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 17,018
Series - 2021 PJ7 (Class A4)
9,437,214 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 7,863
Series - 2021 PJ8 (Class A4)
3,308,278 (a),(c) GS Mortgage-Backed Securities Trust
2 .721 01/25/52 2,669
Series - 2021 PJ7 (Class B2)
2,228,094 (a),(c) GS Mortgage-Backed Securities Trust
3 .249 06/25/52 1,803
Series - 2022 LTV1 (Class B3)
6,678,689 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 07/25/52 5,782
Series - 2022 INV1 (Class A4)
8,855,256 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 09/25/52 7,666
Series - 2022 HP1 (Class A4)
6,673,981 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 10/25/52 5,778
Series - 2022 PJ5 (Class A36)
5,301,906 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 4,590
Series - 2022 PJ6 (Class A24)
7,921,910 (a),(c) GS Mortgage-Backed Securities Trust
3 .500 02/25/53 7,107
Series - 2023 PJ1 (Class A24)
4,500,000 (c) Hudson Yards Mortgage Trust
2 .835 08/10/38 4,326
Series - 2016 10HY (Class A)
7,250,000 (a),(c) Hudson Yards Mortgage Trust
3 .076 08/10/38 6,899
Series - 2016 10HY (Class C)
2,500,000 (a),(c) Hudson Yards Mortgage Trust
3 .076 08/10/38 2,395
Series - 2016 10HY (Class B)
4,750,000 (a),(c) Hudson Yards Mortgage Trust
3 .041 12/10/41 4,047
Series - 2019 55HY (Class D)
2,750,000 (a),(c) Hudson Yards Mortgage Trust
3 .041 12/10/41 2,195
Series - 2019 55HY (Class E)
2,122,710 (a),(c) Imperial Fund Mortgage Trust
2 .051 10/25/55 2,000
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(c) Imperial Fund Mortgage Trust
3 .531 10/25/55 959
Series - 2020 NQM1 (Class M1)
1,000,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Corp
4 .767 07/05/31 622
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities Corp
3 .914 01/15/49 1,757
Series - 2015 JP1 (Class A5)
1,868,292 JP Morgan Chase Commercial Mortgage Securities Corp
2 .713 08/15/49 1,840
Series - 2016 JP2 (Class ASB)
895,209 JP Morgan Chase Commercial Mortgage Securities Corp
3 .379 09/15/50 867
Series - 2017 JP7 (Class A3)
3,155,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust
3 .065 01/16/37 2,346
Series - 2020 NNN (Class BFX)
1,948,278 (a),(c) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%)
6 .676 12/25/44 1,886
Series - 2015 1 (Class B1)
180,751 (a),(c) JP Morgan Mortgage Trust
3 .500 05/25/45 170
Series - 2015 3 (Class A19)
1,876,763 (a),(c) JP Morgan Mortgage Trust
3 .500 10/25/45 1,745
Series - 2015 6 (Class A13)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,115,968 (a),(c) JP Morgan Mortgage Trust
3 .500% 09/25/48 $ 1,926
Series - 2018 3 (Class A13)
2,975,350 (a),(c) JP Morgan Mortgage Trust
3 .500 10/25/48 2,714
Series - 2018 5 (Class A13)
1,733,143 (a),(c) JP Morgan Mortgage Trust
5 .425 10/26/48 1,734
Series - 2017 5 (Class A2)
621,198 (a),(c) JP Morgan Mortgage Trust
4 .000 02/25/49 591
Series - 2018 9 (Class A13)
468,038 (a),(c) JP Morgan Mortgage Trust
4 .000 05/25/49 447
Series - 2019 1 (Class A15)
6,433,326 (a),(c) JP Morgan Mortgage Trust
3 .818 06/25/50 5,787
Series - 2020 1 (Class B2)
27,419,388 (a),(c) JP Morgan Mortgage Trust
0 .137 07/25/51 206
Series - 2021 3 (Class AX1)
19,252,147 (a),(c) JP Morgan Mortgage Trust
0 .131 08/25/51 137
Series - 2021 4 (Class AX1)
2,331,730 (a),(c) JP Morgan Mortgage Trust
2 .881 08/25/51 1,899
Series - 2021 4 (Class B2)
36,903,721 (a),(c) JP Morgan Mortgage Trust
0 .135 10/25/51 280
Series - 2021 6 (Class AX1)
6,897,534 (a),(c) JP Morgan Mortgage Trust
2 .500 10/25/51 5,749
Series - 2021 6 (Class A15)
9,842,574 (a),(c) JP Morgan Mortgage Trust
0 .400 12/25/51 226
Series - 2021 INV2 (Class AX4)
2,327,288 (a),(c) JP Morgan Mortgage Trust
2 .500 12/25/51 1,938
Series - 2021 10 (Class A15)
2,334,119 (a),(c) JP Morgan Mortgage Trust
2 .500 02/25/52 1,941
Series - 2021 12 (Class A15)
3,580,152 (a),(c) JP Morgan Mortgage Trust
2 .500 05/25/52 2,978
Series - 2021 14 (Class A15)
2,327,291 (a),(c) JP Morgan Mortgage Trust
2 .927 05/25/52 1,979
Series - 2021 LTV2 (Class A3)
15,952,278 (a),(c) JP Morgan Mortgage Trust
3 .000 08/25/52 13,811
Series - 2022 2 (Class A25)
6,856,465 (a),(c) JP Morgan Mortgage Trust
3 .000 09/25/52 5,936
Series - 2022 INV3 (Class A6)
11,105,917 (a),(c) JP Morgan Mortgage Trust
3 .500 09/25/52 10,005
Series - 2022 LTV2 (Class A6)
6,506,627 (a),(c) JP Morgan Mortgage Trust
3 .000 12/25/52 5,633
Series - 2022 7 (Class 1A17)
2,203,086 (a),(c) JP Morgan Mortgage Trust
4 .000 12/25/52 2,047
Series - 2022 7 (Class 2A6A)
2,921,416 JPMBB Commercial Mortgage Securities Trust
4 .110 09/15/47 2,801
Series - 2014 C22 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .714 09/15/47 2,659
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust
3 .898 02/15/48 2,713
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust
3 .611 05/15/48 2,533
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust
3 .917 05/15/48 2,464
Series - 2015 C29 (Class AS)
2,350,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .118 05/15/48 2,258
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust
4 .106 08/15/48 3,364
Series - 2015 C31 (Class AS)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .777 08/15/48 8,518
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .777 08/15/48 2,361
Series - 2015 C31 (Class C)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust
4 .858 03/17/49 1,669
Series - 2016 C1 (Class C)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,410,915 JPMCC Commercial Mortgage Securities Trust
3 .457% 03/15/50 $ 2,344
Series - 2017 JP5 (Class A4)
645,262 JPMCC Commercial Mortgage Securities Trust
3 .549 03/15/50 636
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust
3 .904 03/15/50 863
Series - 2017 JP5 (Class C)
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust
3 .166 12/15/49 793
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust
3 .694 03/15/50 2,911
Series - 2017 C5 (Class A5)
7,575,000 JPMDB Commercial Mortgage Securities Trust
2 .536 05/13/53 5,777
Series - 2020 COR7 (Class AS)
1,882,310 (c) Ladder Capital Commercial Mortgage Securities
3 .575 02/15/36 1,797
Series - 2013 GCP (Class A1)
2,700,194 (c) Ladder Capital Commercial Mortgage Securities
3 .357 07/12/50 2,656
Series - 2017 LC26 (Class ASB)
EUR 589,114 (a),(c) Last Mile Logistics Pan Euro Finance DAC, (EURIBOR 3 M + 2.700%)
1 .000 08/17/33 640
Series - 2021 1A (Class E)
EUR 599,877 (a),(c) Last Mile Securities, (EURIBOR 3 M + 2.350%)
5 .899 08/17/31 664
Series - 2021 1A (Class D)
5,450,000 (c) Liberty Street Trust
3 .597 02/10/36 5,167
Series - 2016 225L (Class A)
5,000,000 (c) LSTAR Commercial Mortgage Trust
4 .021 03/10/50 4,718
Series - 2017 5 (Class AS)
1,500,000 (a),(c) Manhattan West
2 .413 09/10/39 1,387
Series - 2020 1MW (Class B)
3,500,000 (a),(c) MARQ Trust, (TSFR1M + 1.591%)
6 .688 06/15/39 3,477
Series - 2024 HOU (Class A)
423,630 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%)
2 .278 01/25/37 413
Series - 2006 WMC1 (Class A1B)
6,650,000 (c) MetroNet Infrastructure Issuer LLC
6 .230 04/20/54 6,855
Series - 2024 1A (Class A2)
2,647,209 (c) Morgan Stanley Bank of America Merrill Lynch Trust
3 .989 12/15/46 2,606
Series - 2014 C19 (Class LNC1)
872,227 (c) Morgan Stanley Bank of America Merrill Lynch Trust
4 .384 12/15/46 851
Series - 2014 C19 (Class LNC2)
6,150,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .832 12/15/47 6,113
Series - 2014 C19 (Class AS)
5,600,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .605 02/15/48 5,556
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4 .568 02/15/48 1,224
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .338 03/15/48 2,477
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .652 03/15/48 6,392
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust
3 .561 04/15/48 2,911
Series - 2015 C22 (Class AS)
3,380,820 (a),(c) Morgan Stanley Capital I Inc, (TSFR1M + 1.491%)
6 .588 11/09/24 3,346
Series - 2021 ILP (Class C)
3,000,000 (a) Morgan Stanley Capital I Trust
3 .779 05/15/48 2,966
Series - 2015 MS1 (Class A4)
378,466 (a) Morgan Stanley Capital I Trust
6 .282 12/12/49 135
Series - 2007 IQ16 (Class AJ)
258,162 (a) Morgan Stanley Capital I Trust
6 .282 12/12/49 92
Series - 2007 IQ16 (Class AJFX)
2,477,627 Morgan Stanley Capital I Trust
3 .304 06/15/50 2,446
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust
3 .587 12/15/50 1,418
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust
4 .429 07/15/51 2,764
Series - 2018 H3 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 570,354 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500% 07/25/51 $ 512
Series - 2021 4 (Class A4)
5,929,974 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
4 .000 02/25/53 5,517
Series - 2023 1 (Class A7)
3,000,000 (a),(c) MSDB Trust
3 .427 07/11/39 2,767
Series - 2017 712F (Class A)
1,052,155 (a),(c) Natixis Commercial Mortgage Securities Trust
3 .917 11/15/32 1,004
Series - 2018 285M (Class A)
12,741,348 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%)
5 .915 07/15/36 11,508
Series - 2019 MILE (Class A)
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%)
6 .976 07/15/36 4,240
Series - 2019 MILE (Class B)
2,900,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
7 .376 07/15/36 2,291
Series - 2019 MILE (Class C)
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%)
7 .926 07/15/36 3,762
Series - 2019 MILE (Class D)
703,488 (c) Natixis Commercial Mortgage Securities Trust
2 .966 12/15/38 671
Series - 2020 2PAC (Class A)
1,676,615 (a),(c) New Residential Mortgage Loan Trust
3 .513 03/25/52 1,385
Series - 2022 INV1 (Class B4)
181,796 (a) New York Mortgage Trust, (TSFR1M + 0.594%)
5 .449 02/25/36 180
Series - 2005 3 (Class A1)
5,000,000 (a),(c) NYC Trust, (TSFR1M + 1.991%)
7 .087 08/15/29 5,032
Series - 2024 3ELV (Class A)
3,800,000 (a),(c) NYC Trust, (TSFR1M + 2.291%)
7 .387 08/15/29 3,818
Series - 2024 3ELV (Class B)
10,454,774 (a),(c) OBX Trust
2 .500 07/25/51 8,708
Series - 2021 J2 (Class A19)
8,272,903 (a),(c) OBX Trust
3 .500 08/25/52 7,525
Series - 2022 J2 (Class A1)
9,115,465 (a),(c) OBX Trust
4 .000 10/25/52 8,467
Series - 2022 INV5 (Class A13)
3,194,186 (a),(c) Oceanview Mortgage Trust
2 .500 05/25/51 2,662
Series - 2021 1 (Class A19)
2,376,746 (a),(c) Oceanview Mortgage Trust
4 .500 11/25/52 2,291
Series - 2022 1 (Class A1)
5,434,000 (c) Olympic Tower Mortgage Trust
3 .566 05/10/39 5,008
Series - 2017 OT (Class A)
8,520,000 (c) One Bryant Park Trust
2 .516 09/15/54 7,593
Series - 2019 OBP (Class A)
18,000,000 (a),(c) ONNI Commerical Mortgage Trust
5 .753 07/15/39 18,437
Series - 2024 APT (Class A)
7,000,000 (a),(c) ONNI Commerical Mortgage Trust
6 .150 07/15/39 7,169
Series - 2024 APT (Class B)
2,659,051 (a),(c) OPEN Trust, (TSFR1M + 5.236%)
10 .332 10/15/28 2,690
Series - 2023 AIR (Class C)
2,000,000 (c) RBS Commercial Funding, Inc Trust
3 .511 03/11/31 1,825
Series - 2013 SMV (Class B)
3,026,379 (a),(c) RCKT Mortgage Trust
3 .500 06/25/52 2,722
Series - 2022 4 (Class A22)
567,002 (a),(c) Sequoia Mortgage Trust
3 .500 05/25/45 528
Series - 2015 2 (Class A1)
496,817 (a),(c) Sequoia Mortgage Trust
3 .500 06/25/46 462
Series - 2016 1 (Class A19)
124,277 (a),(c) Sequoia Mortgage Trust
3 .500 02/25/47 114
Series - 2017 2 (Class A19)
1,920,278 (a),(c) Sequoia Mortgage Trust
3 .722 09/25/47 1,813
Series - 2017 6 (Class B1)
825,640 (a),(c) Sequoia Mortgage Trust
3 .500 03/25/48 761
Series - 2018 3 (Class A1)
60,744 (a),(c) Sequoia Mortgage Trust
4 .000 09/25/48 58
Series - 2018 7 (Class A19)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,343,844 (a),(c) Sequoia Mortgage Trust
3 .000% 04/25/50 $ 4,655
Series - 2020 3 (Class A19)
4,623,319 (a),(c) Sequoia Mortgage Trust
5 .000 01/25/53 4,516
Series - 2023 1 (Class A19)
380,112 (a),(c) Shellpoint Co-Originator Trust
3 .500 04/25/47 351
Series - 2017 1 (Class A19)
4,350,000 (c) SLG Office Trust
2 .585 07/15/41 3,784
Series - 2021 OVA (Class A)
22,865,000 (c) SLG Office Trust
2 .851 07/15/41 19,096
Series - 2021 OVA (Class D)
9,614,610 (a),(c) SMR Mortgage Trust, (TSFR1M + 1.650%)
6 .747 02/15/39 9,459
Series - 2022 IND (Class A)
9,156,771 (a),(c) SMR Mortgage Trust, (TSFR1M + 2.950%)
8 .047 02/15/39 8,871
Series - 2022 IND (Class C)
3,000,000 (a),(c) SREIT Trust, (TSFR1M + 1.286%)
6 .383 11/15/36 2,984
Series - 2021 MFP2 (Class B)
GBP 347,448 (a),(c) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%)
6 .280 05/17/31 463
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(c) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%)
6 .630 05/17/31 674
Series - 2021 UK1A (Class C)
1,600,000 (a),(c) Times Square Trust
3 .203 05/15/35 1,391
Series - 2018 20TS (Class B)
5,391,838 UBS Commercial Mortgage Trust
3 .256 06/15/50 5,308
Series - 2017 C1 (Class ASB)
1,160,783 UBS Commercial Mortgage Trust
3 .366 10/15/50 1,142
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust
3 .563 10/15/50 1,389
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust
4 .334 10/15/51 1,716
Series - 2018 C13 (Class A4)
1,635,849 (a),(c) Verus Securitization Trust
2 .240 10/25/66 1,416
Series - 2021 7 (Class A3)
1,740,030 Wells Fargo Commercial Mortgage Trust
3 .405 12/15/47 1,731
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust
3 .808 12/15/47 4,470
Series - 2014 LC18 (Class AS)
1,810,000 Wells Fargo Commercial Mortgage Trust
3 .406 05/15/48 1,779
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust
3 .658 05/15/48 1,950
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust
4 .220 05/15/48 2,100
Series - 2015 NXS1 (Class D)
2,550,540 Wells Fargo Commercial Mortgage Trust
2 .788 07/15/48 2,517
Series - 2016 C35 (Class ASB)
4,191,146 Wells Fargo Commercial Mortgage Trust
2 .514 08/15/49 4,130
Series - 2016 BNK1 (Class ASB)
4,608,933 Wells Fargo Commercial Mortgage Trust
2 .825 10/15/49 4,537
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust
3 .635 03/15/50 839
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust
3 .757 03/15/50 1,893
Series - 2017 RB1 (Class AS)
6,907,975 Wells Fargo Commercial Mortgage Trust
3 .261 07/15/50 6,817
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust
3 .903 07/15/50 1,989
Series - 2017 C38 (Class C)
5,272,305 Wells Fargo Commercial Mortgage Trust
3 .212 09/15/50 5,187
Series - 2017 C39 (Class ASB)
4,000,000 (a) Wells Fargo Commercial Mortgage Trust
3 .767 07/15/58 3,951
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust
4 .412 07/15/58 932
Series - 2015 NXS2 (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 6,000,000 Wells Fargo Commercial Mortgage Trust
3 .749% 03/15/59 $ 5,880
Series - 2016 C33 (Class AS)
161,199 (a),(c) Wells Fargo Mortgage Backed Securities Trust
4 .000 04/25/49 155
Series - 2019 2 (Class A17)
2,075,203 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .500 09/25/49 1,905
Series - 2019 4 (Class A1)
848,885 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .000 07/25/50 744
Series - 2020 4 (Class A17)
10,584,100 (a),(c) Wells Fargo Mortgage Backed Securities Trust
2 .500 06/25/51 8,816
Series - 2021 2 (Class A17)
4,256,250 (a),(c) Wells Fargo Mortgage Backed Securities Trust
2 .500 12/25/51 3,540
Series - 2022 2 (Class A18)
3,725,508 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .000 03/25/52 3,225
Series - 2022 INV1 (Class A18)
6,400,253 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .500 03/25/52 5,757
Series - 2022 INV1 (Class A17)
3,387,425 (a) WFRBS Commercial Mortgage Trust
3 .714 03/15/45 3,245
Series - 2013 C11 (Class B)
2,711,906 WFRBS Commercial Mortgage Trust
3 .607 11/15/47 2,706
Series - 2014 C24 (Class A5)
247,062 (a),(c) WinWater Mortgage Loan Trust
3 .927 06/20/44 212
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 1,103,518
TOTAL STRUCTURED ASSETS
(Cost $1,840,093) 1,737,831
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
173,925 Morgan Stanley 4,624
TOTAL FINANCIAL SERVICES 4,624
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,624
TOTAL LONG-TERM INVESTMENTS
(Cost $11,306,142) 10,838,100
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 3.5%
COMMERCIAL PAPER - 0.0%
4,000,000 (c) HSBC USA, Inc 0 .000 04/03/25 3,908
TOTAL COMMERCIAL PAPER 3,908
GOVERNMENT AGENCY DEBT - 0.1%
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/13/24 9,945
192,000 Federal National Mortgage Association (FNMA) 0 .000 10/23/24 191
TOTAL GOVERNMENT AGENCY DEBT 10,136
REPURCHASE AGREEMENT - 1.2%
140,000,000 (i) Bank of New York Mellon 4 .860 10/01/24 140,000
TOTAL REPURCHASE AGREEMENT 140,000
TREASURY DEBT - 2.2%
CAD 1,400,000 Canadian Treasury Bill 0 .000 10/24/24 1,032
EUR 1,875,000 German Treasury Bill 0 .000 11/20/24 2,078
10,000,000 United States Treasury Bill 0 .000 10/01/24 10,000
10,000,000 United States Treasury Bill 0 .000 10/03/24 9,997
10,000,000 United States Treasury Bill 0 .000 10/10/24 9,988
6,250,000 United States Treasury Bill 0 .000 10/15/24 6,239
12,500,000 United States Treasury Bill 0 .000 10/17/24 12,474
114,146,900 United States Treasury Bill 0 .000 10/22/24 113,833
70,000,000 United States Treasury Bill 0 .000 10/29/24 69,742

Core Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 7,500,000 United States Treasury Bill 0 .000% 11/26/24 $ 7,446
TOTAL TREASURY DEBT 242,829
TOTAL SHORT-TERM INVESTMENTS
(Cost $396,748) 396,873
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
35,645,047 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (k) 35,645
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $35,645) 35,645
TOTAL INVESTMENTS - 99.5%
(Cost $11,738,535) 11,270,618
OTHER ASSETS & LIABILITIES, NET - 0.5% 54,814
NET ASSETS - 100.0% $11,325,432
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
RON Romanian Leu
RSD Serbian Dinar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,340,252,649 or 20.8% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,457,609.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
In default
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $142,700,645 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $142,800,042.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,940 12/19/24  $ 221,300 $ 221,706 $ 405
U.S. Treasury 5-Year Note 4,925 12/31/24 540,311 541,173 862
Total 6,865  $ 761,611  $ 762,879  $ 1,267
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 2,603 IDR 40,300,300 Australia and New Zealand Banking Group Limited 10/17/24  $ (48)
$ 2,209 NZD 3,614 Australia and New Zealand Banking Group Limited 10/15/24 (87)
$ 1,013 THB 33,955 Australia and New Zealand Banking Group Limited 10/17/24 (44)
Total  $ (179)
$ 21,925 CNH 157,337 Bank of America, N.A. 12/17/24  $ (672)
$ 529 EUR 476 Bank of America, N.A. 10/15/24 (1)
$ 608 EUR 548 Bank of America, N.A. 10/15/24 (2)
$ 251 EUR 228 Bank of America, N.A. 10/15/24 (2)
$ 1,371 RON 6,177 Bank of America, N.A. 10/15/24 (11)
EUR 25 $ 27 Bank of America, N.A. 10/15/24 0 ^
EUR 590 $ 657 Bank of America, N.A. 10/15/24 1
EUR 342 $ 381 Bank of America, N.A. 10/15/24 0 ^
Total  $ (687)

Core Bond

Portfolio of Investments September 30, 2024
(continued)
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 7,880 KRW 10,549,090 Citibank N.A. 10/17/24  $ (125)
$ 431 PEN 1,624 Citibank N.A. 10/17/24 (7)
$ 1,939 PLN 7,538 Citibank N.A. 10/15/24 (18)
GBP 224 $ 300 Citibank N.A. 10/15/24 (0) ^
Total  $ (150)
$ 1,374 JPY 200,126 Goldman Sachs 10/15/24  $ (22)
$ 98,618 EUR 90,307 Morgan Stanley Capital Services 10/15/24  $ (1,973)
$ 1,973 EUR 1,802 Morgan Stanley Capital Services 10/15/24 (34)
$ 995 EUR 918 Morgan Stanley Capital Services 10/15/24 (27)
$ 364 EUR 332 Morgan Stanley Capital Services 10/15/24 (6)
$ 1,115 EUR 1,023 Morgan Stanley Capital Services 10/15/24 (25)
$ 484 EUR 446 Morgan Stanley Capital Services 10/15/24 (12)
$ 3,783 EUR 3,465 Morgan Stanley Capital Services 10/15/24 (77)
$ 21,508 GBP 16,637 Morgan Stanley Capital Services 10/15/24 (734)
$ 752 GBP 571 Morgan Stanley Capital Services 10/15/24 (11)
$ 757 JPY 108,604 Morgan Stanley Capital Services 10/15/24 (0) ^
$ 27,766 JPY 4,342,837 Morgan Stanley Capital Services 10/15/24 (2,517)
$ 1,334 MXN 26,498 Morgan Stanley Capital Services 10/15/24 (8)
$ 2,176 NOK 23,245 Morgan Stanley Capital Services 10/15/24 (27)
EUR 429 $ 471 Morgan Stanley Capital Services 10/15/24 7
EUR 375 $ 411 Morgan Stanley Capital Services 10/15/24 7
EUR 606 $ 676 Morgan Stanley Capital Services 10/15/24 (2)
$ 237 ZAR 4,248 Morgan Stanley Capital Services 10/15/24 (9)
Total  $ (5,448)
$ 6,121 AUD 9,014 Toronto Dominion Bank 10/15/24  $ (113)
$ 10,106 CAD 13,737 Toronto Dominion Bank 10/15/24 (54)
$ 1,008 EUR 924 Toronto Dominion Bank 10/15/24 (22)
$ 507 HUF 181,890 Toronto Dominion Bank 10/15/24 (2)
Total  $ (191)
Total  $ (6,677)
^ Amount represents less than $1,000.
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS43V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 225,000 $ (5,099) $ (5,050) $ (49)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 150,000 (11,179) (10,950) (229)
Total $ (16,278) $ (16,000) $ (278)
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Inflation-Linked Bond
Portfolio of Investments September 30, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 98.2%
BANK LOAN OBLIGATIONS - 0.3%
CAPITAL GOODS - 0.1%
$ 2,431,250 (a) Core & Main LP, (TSFR1M + 2.000%) 6.855% 07/27/28 $ 2,433
1,945,000 (a) Fluidra Finco SL, (TSFR1M + 2.000%) 7.369 01/29/29 1,948
2,620,227 (a) Rexnord LLC, (TSFR1M + 2.000%) 6.960 10/04/28 2,637
TOTAL CAPITAL GOODS 7,018
CONSUMER DURABLES & APPAREL - 0.0%
782,000 (a) Crocs, Inc, (TSFR1M + 2.250%) 7.095 02/19/29 786
TOTAL CONSUMER DURABLES & APPAREL 786
CONSUMER SERVICES - 0.1%
2,931,850 (a) 1011778 BC ULC, (TSFR1M + 1.750%) 6.595 09/20/30 2,907
2,431,625 (a) Flutter Financing BV, (TSFR3M + 2.000%) 6.604 11/30/30 2,438
TOTAL CONSUMER SERVICES 5,345
FINANCIAL SERVICES - 0.0%
1,514,968 (a) Trans Union LLC, (TSFR1M + 2.000%) 6.845 12/01/28 1,516
TOTAL FINANCIAL SERVICES 1,516
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
532,072 (a) Select Medical Corp, (TSFR1M + 3.000%) 7.845 03/06/27 535
TOTAL HEALTH CARE EQUIPMENT & SERVICES 535
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,378,184 (a) Avantor Funding, Inc, (TSFR1M + 2.000%) 6.945 11/08/27 1,387
2,182,270 (a) Jazz Financing Lux Sarl, (TSFR1M + 2.250%) 7.095 05/05/28 2,183
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 (a) MKS Instruments, Inc, (TSFR1M + 2.250%) 7.170 08/17/29 0^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0^
SOFTWARE & SERVICES - 0.0%
1,713,800 (a) Gen Digital, Inc, (TSFR1M + 1.750%) 6.595 09/12/29 1,710
TOTAL SOFTWARE & SERVICES 1,710
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
305,149 (a) Coherent Corp, (TSFR1M + 2.500%) 7.345 07/02/29 306
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 306
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,674) 20,786
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.4%
AUTOMOBILES & COMPONENTS - 0.1%
3,000,000 Ford Motor Credit Co LLC
7.350 03/06/30 3,249
4,000,000 (b) Ford Otomotiv Sanayi AS.
7.125 04/25/29 4,135
TOTAL AUTOMOBILES & COMPONENTS 7,384
BANKS - 0.1%
1,625,000 (b) Banco de Chile
2.990 12/09/31 1,455
3,000,000 Bank of America Corp
5.468 01/23/35 3,155
3,000,000 JPMorgan Chase & Co
5.766 04/22/35 3,233
TOTAL BANKS 7,843
CAPITAL GOODS - 0.1%
1,150,000 (b) Embraer Netherlands Finance BV
7.000 07/28/30 1,252
3,250,000 L3Harris Technologies, Inc
5.400 07/31/33 3,395

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CAPITAL GOODS (continued)
$ 1,275,000 (b) Sociedad Quimica y Minera de Chile S.A.
6.500% 11/07/33 $ 1,375
TOTAL CAPITAL GOODS 6,022
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (b) Prime Security Services Borrower LLC
5.750 04/15/26 5,023
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,023
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
3,600,000 (b) Prosus NV
3.257 01/19/27 3,473
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,473
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 (b) Albertsons Cos, Inc
6.500 02/15/28 3,569
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,569
ENERGY - 0.8%
2,275,000 Ecopetrol S.A.
4.625 11/02/31 1,953
5,000,000 (b) EIG Pearl Holdings Sarl
3.545 08/31/36 4,449
3,000,000 Energy Transfer LP
6.400 12/01/30 3,268
680,000 (b) EQM Midstream Partners LP
7.500 06/01/27 700
6,000,000 (b) EQM Midstream Partners LP
6.500 07/01/27 6,181
2,500,000 Genesis Energy LP
8.000 01/15/27 2,556
5,000,000 (b) Hilcorp Energy I LP
6.000 04/15/30 4,874
2,000,000 (b) Hilcorp Energy I LP
6.250 04/15/32 1,947
5,000,000 (b) Kinetik Holdings LP
5.875 06/15/30 5,034
5,000,000 Occidental Petroleum Corp
3.500 08/15/29 4,708
10,000,000 Occidental Petroleum Corp
8.875 07/15/30 11,796
3,150,000 (b) Parkland Corp
4.625 05/01/30 2,971
1,000,000 Petroleos Mexicanos
5.350 02/12/28 934
2,375,000 Petroleos Mexicanos
6.700 02/16/32 2,129
986,842 Reliance Industries Ltd
2.444 01/15/26 971
2,950,000 (b) Saudi Arabian Oil Co
5.250 07/17/34 3,033
TOTAL ENERGY 57,504
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP
5.700 04/01/28 3,122
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,122
FINANCIAL SERVICES - 0.1%
3,000,000 AerCap Ireland Capital DAC
3.000 10/29/28 2,834
1,500,000 (b) Indian Railway Finance Corp Ltd
3.570 01/21/32 1,393
3,000,000 Morgan Stanley
5.320 07/19/35 3,115
TOTAL FINANCIAL SERVICES 7,342
FOOD, BEVERAGE & TOBACCO - 0.1%
4,200,000 (b) Bimbo Bakeries USA, Inc
6.400 01/15/34 4,641
TOTAL FOOD, BEVERAGE & TOBACCO 4,641
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
12,810,000 Montefiore Medical Center
2.895 04/20/32 11,201
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,201
MATERIALS - 0.2%
1,400,000 (b) Alpek SAB de C.V.
3.250 02/25/31 1,240
600,000 (b) Antofagasta plc
5.625 05/13/32 617
1,575,000 (b) Antofagasta plc
6.250 05/02/34 1,676
4,700,000 (b) Corp Nacional del Cobre de Chile
5.125 02/02/33 4,690
2,950,000 (b) Freeport Indonesia PT
5.315 04/14/32 2,999
650,000 (b) Nexa Resources S.A.
6.750 04/09/34 691
2,500,000 (b) OCP S.A.
6.750 05/01/34 2,683
2,000,000 (b) POSCO
4.375 08/04/25 1,993
1,000,000 (b) Sasol Financing USA LLC
8.750 05/03/29 1,058
TOTAL MATERIALS 17,647
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (b) CCO Holdings LLC
5.125 05/01/27 4,921

Inflation-Linked Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 3,000,000 Charter Communications Operating LLC
4.400% 04/01/33 $ 2,745
TOTAL MEDIA & ENTERTAINMENT 7,666
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000,000 Teva Pharmaceutical Finance Netherlands III BV
7.875 09/15/29 2,209
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,209
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (b) SK Hynix, Inc
6.500 01/17/33 1,892
1,575,000 TSMC Arizona Corp
1.750 10/25/26 1,497
2,000,000 TSMC Arizona Corp
4.250 04/22/32 1,989
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,378
TELECOMMUNICATION SERVICES - 0.2%
3,000,000 AT&T, Inc
2.550 12/01/33 2,529
200,000 (b),(c) Sable International Finance Ltd
7.125 10/15/32 201
3,000,000 (b) Telefonica Moviles Chile S.A.
3.537 11/18/31 2,481
3,000,000 T-Mobile USA, Inc
5.050 07/15/33 3,075
3,100,000 Verizon Communications, Inc
2.355 03/15/32 2,671
TOTAL TELECOMMUNICATION SERVICES 10,957
TRANSPORTATION - 0.1%
2,000,000 (b) Grupo Aeromexico SAB de C.V.
8.500 03/17/27 2,021
2,260,000 (b) Misc Capital Two Labuan Ltd
3.750 04/06/27 2,221
3,900,000 (b) Transnet SOC Ltd
8.250 02/06/28 4,043
TOTAL TRANSPORTATION 8,285
UTILITIES - 0.1%
1,700,000 (b) Comision Federal de Electricidad
5.700 01/24/30 1,704
2,500,000 (b) Ferrellgas LP
5.875 04/01/29 2,339
3,000,000 Florida Power & Light Co
4.800 05/15/33 3,071
1,450,000 (b) Israel Electric Corp Ltd
3.750 02/22/32 1,274
TOTAL UTILITIES 8,388
TOTAL CORPORATE BONDS
(Cost $177,416) 177,654
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 91.5%
AGENCY SECURITIES - 0.1%
9,000,000 Federal National Mortgage Association (FNMA)
1.625 08/24/35 6,870
TOTAL AGENCY SECURITIES 6,870
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (b) Central American Bank for Economic Integration
5.000 02/09/26 6,301
300,000 (b) Magyar Export-Import Bank Zrt
6.125 12/04/27 308
TOTAL FOREIGN GOVERNMENT BONDS 6,609
MORTGAGE BACKED - 2.3%
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
8.380 03/25/42 375
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
8.630 01/25/43 6,582
4,365,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8.813 05/25/43 4,672
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 6,706
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8.830 10/25/43 4,735
15,137,144 Government National Mortgage Association (GNMA)
3.600 09/15/31 14,732
7,668,002 GNMA
3.650 02/15/32 7,585
1,873,502 GNMA
3.380 07/15/35 1,855
2,505,238 GNMA
3.870 10/15/36 2,459
32,132,392 GNMA
1.730 07/15/37 28,069
21,536,156 GNMA
1.650 07/15/42 18,161
23,968,856 GNMA
2.750 01/15/45 22,021
4,938,827 GNMA
4.930 10/15/45 4,918
918,017 (a),(b) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 2.900%)
8.180 04/25/42 951
20,000,000 (a),(b) STACR, (SOFR30A + 3.350%)
8.630 05/25/42 20,988
4,355,000 (a),(b) STACR, (SOFR30A + 4.500%)
9.780 06/25/42 4,676
2,815,000 (a),(b) STACR, (SOFR30A + 3.700%)
8.980 09/25/42 2,976
10,605,000 (a),(b) STACR, (SOFR30A + 3.250%)
8.513 04/25/43 11,157

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,017,377 (b) Verus Securitization Trust
4.000% 11/25/59 $ 1,002
TOTAL MORTGAGE BACKED 164,620
U.S. TREASURY SECURITIES - 89.0%
46,721,080 (d) United States Treasury Inflation Indexed Bonds
2.375 01/15/25 46,412
178,998,960 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/25 175,810
66,316,000 (d) United States Treasury Inflation Indexed Bonds
0.375 07/15/25 65,366
186,677,260 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/25 183,050
230,359,956 (d) United States Treasury Inflation Indexed Bonds
0.625 01/15/26 225,929
89,258,228 (d) United States Treasury Inflation Indexed Bonds
2.000 01/15/26 89,090
209,404,764 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/26 203,576
183,703,800 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/26 179,068
303,024,762 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/26 294,647
225,909,145 (d) United States Treasury Inflation Indexed Bonds
0.375 01/15/27 219,479
129,389,394 (d) United States Treasury Inflation Indexed Bonds
2.375 01/15/27 131,495
138,801,908 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/27 133,618
167,152,700 (d) United States Treasury Inflation Indexed Bonds
0.375 07/15/27 162,536
143,338,950 (d) United States Treasury Inflation Indexed Bonds
1.625 10/15/27 144,277
245,460,600 (d) United States Treasury Inflation Indexed Bonds
0.500 01/15/28 237,658
183,765,240 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/28 185,246
197,870,820 (d) United States Treasury Inflation Indexed Bonds
1.250 04/15/28 195,993
115,171,896 (d) United States Treasury Inflation Indexed Bonds
3.625 04/15/28 123,414
129,938,174 (d) United States Treasury Inflation Indexed Bonds
0.750 07/15/28 127,051
58,121,408 (d) United States Treasury Inflation Indexed Bonds
2.375 10/15/28 60,361
262,830,040 (d) United States Treasury Inflation Indexed Bonds
0.875 01/15/29 256,578
137,560,683 (d) United States Treasury Inflation Indexed Bonds
2.500 01/15/29 143,462
223,154,316 (d) United States Treasury Inflation Indexed Bonds
2.125 04/15/29 229,341
52,308,528 (d) United States Treasury Inflation Indexed Bonds
3.875 04/15/29 57,727
239,775,900 (d) United States Treasury Inflation Indexed Bonds
0.250 07/15/29 227,473
277,260,732 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/30 258,668
150,276,875 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/30 139,731
192,111,750 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/31 176,510
276,318,193 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/31 252,764
122,749,614 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/32 110,930
48,906,924 (d) United States Treasury Inflation Indexed Bonds
3.375 04/15/32 55,241
239,726,269 (d) United States Treasury Inflation Indexed Bonds
0.625 07/15/32 224,444
434,793,223 (d) United States Treasury Inflation Indexed Bonds
1.125 01/15/33 419,484
256,577,333 (d) United States Treasury Inflation Indexed Bonds
1.375 07/15/33 252,899
281,385,500 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/34 284,506
174,162,428 (d) United States Treasury Inflation Indexed Bonds
1.875 07/15/34 178,416
TOTAL U.S. TREASURY SECURITIES 6,452,250
TOTAL GOVERNMENT BONDS
(Cost $6,795,874) 6,630,349
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.9%
ASSET BACKED - 1.3%
322,838 CarMax Auto Owner Trust
5.230 01/15/26 323
Series - 2023 1 (Class A2A)
4,925,000 CNH Equipment Trust
4.030 01/15/30 4,914
Series - 2024 C (Class A3)
2,917,500 (b) DB Master Finance LLC
2.045 11/20/51 2,765
Series - 2021 1A (Class A2I)
5,737,750 (b) DB Master Finance LLC
2.493 11/20/51 5,266
Series - 2021 1A (Class A2II)
4,279,000 (b) DB Master Finance LLC
2.791 11/20/51 3,744
Series - 2021 1A (Class A23)
14,055,000 Ford Credit Auto Owner Trust
4.760 07/15/29 14,046
Series - 2024 C (Class A3)
18,000,000 (b) Ford Credit Auto Owner Trust
4.870 08/15/36 18,378
Series - 2024 1 (Class A)
3,000,000 (b),(e) Industrial DPR Funding Ltd
5.380 04/15/34 2,663
Series - 2022 1A (Class 1)

Inflation-Linked Bond

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 2,955,624 (b) MVW LLC
1.830% 05/20/39 $ 2,798
Series - 2021 2A (Class B)
6,493,714 (b) Oak Street Investment Grade Net Lease Fund Series
2.380 11/20/51 6,086
Series - 2021 2A (Class A1)
4,083,442 (b) Sunnova Helios VIII Issuer LLC
2.790 02/22/49 3,634
Series - 2022 A (Class A)
25,000,000 (b) Verizon Master Trust Series
5.000 06/21/32 25,824
Series - 2024 5 (Class A)
TOTAL ASSET BACKED 90,441
OTHER MORTGAGE BACKED - 2.6%
7,500,000 (a),(b) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 2.150%)
7.247 01/15/39 7,415
Series - 2022 DKLX (Class C)
2,500,000 (a),(b) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 3.000%)
8.097 01/15/39 2,472
Series - 2022 DKLX (Class D)
2,014,165 (a),(b) Barclays Commercial Mortgage Trust, (TSFR1M + 1.672%)
6.769 10/15/37 2,005
Series - 2018 BXH (Class C)
2,000,000 (a) Benchmark Mortgage Trust
4.425 02/15/51 1,730
Series - 2018 B2 (Class C)
19,775,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%)
6.409 10/15/38 19,546
Series - 2021 XL2 (Class C)
5,954,121 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%)
6.482 12/15/38 5,908
Series - 2021 CIP (Class B)
2,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.840%)
6.937 01/17/39 1,963
Series - 2022 AHP (Class B)
13,868,513 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%)
6.488 03/15/41 13,889
Series - 2024 XL5 (Class A)
5,650,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%)
7.111 10/15/38 5,593
Series - 2021 PRM2 (Class D)
7,500,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.514%)
7.611 10/15/38 7,408
Series - 2021 PRM2 (Class E)
929,645 (b) COMM Mortgage Trust
3.397 03/10/46 893
Series - 2013 CR6 (Class B)
2,905,129 (a) COMM Mortgage Trust
4.585 02/10/47 2,792
Series - 2014 CR14 (Class B)
5,254,975 COMM Mortgage Trust
4.377 05/10/47 5,134
Series - 2014 CR17 (Class B)
724,296 (a) COMM Mortgage Trust
4.684 10/10/47 705
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust
4.612 10/10/48 2,425
Series - 2015 CR26 (Class B)
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
9.130 05/25/42 160
Series - 2022 R06 (Class 1M2)
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
8.880 07/25/42 4,230
Series - 2022 R08 (Class 1M2)
4,500,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
10.013 09/25/42 4,917
Series - 2022 R09 (Class 2M2)
10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
9.013 12/25/42 11,652
Series - 2023 R01 (Class 1M2)
5,993,024 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
6.531 11/15/38 5,972
Series - 2021 ELP (Class C)
1,997,675 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
7.330 11/15/38 1,989
Series - 2021 ELP (Class E)
11,000,000 (b) GM Financial Revolving Receivables Trust
4.980 12/11/36 11,293
Series - 2024 1 (Class A)
5,000,000 (a),(b) GS Mortgage Securities Corp II, (TSFR1M + 3.464%)
8.561 11/15/36 4,948
Series - 2021 ARDN (Class E)
3,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%)
7.961 11/15/36 2,972
Series - 2021 ARDN (Class D)
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
3.620 01/16/37 1,040
Series - 2020 NNN (Class DFX)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust
4.714 09/15/47 2,178
Series - 2014 C23 (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,000,000 (a),(b) MARQ Trust, (TSFR1M + 1.591%)
6.688% 06/15/39 $ 4,967
Series - 2024 HOU (Class A)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4.000 12/15/47 4,937
Series - 2014 C19 (Class B)
3,986,816 (a),(b) Morgan Stanley Capital I Inc, (TSFR1M + 1.491%)
6.588 11/09/24 3,946
Series - 2021 ILP (Class C)
2,500,000 (b) MRCD Mortgage Trust
2.718 12/15/36 1,714
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust
2.718 12/15/36 1,589
Series - 2019 PARK (Class E)
10,023,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%)
6.497 03/15/39 9,964
Series - 2022 LPFL (Class A)
6,555,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%)
7.773 03/15/39 6,483
Series - 2022 LPFL (Class D)
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
7.376 07/15/36 1,975
Series - 2019 MILE (Class C)
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%)
7.387 08/15/29 2,010
Series - 2024 3ELV (Class B)
7,325,417 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%)
7.497 02/15/39 7,154
Series - 2022 IND (Class B)
7,165,000 UBS Commercial Mortgage Trust
4.036 06/15/50 6,571
Series - 2017 C1 (Class B)
6,902,316 (a),(b) Verus Securitization Trust
2.240 10/25/66 5,976
Series - 2021 7 (Class A3)
1,951,000 (a) WFRBS Commercial Mortgage Trust
4.142 03/15/45 1,748
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 190,263
TOTAL STRUCTURED ASSETS
(Cost $285,565) 280,704
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
475,737 Invesco Senior Loan ETF 9,995
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 9,995
TOTAL LONG-TERM INVESTMENTS
(Cost $7,289,531) 7,119,488
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.6%
REPURCHASE AGREEMENT - 1.6%
114,800,000 (f) Bank of New York Mellon 4.860 10/01/24 114,800
TOTAL REPURCHASE AGREEMENT 114,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $114,800) 114,800
TOTAL INVESTMENTS - 99.8%
(Cost $7,404,331) 7,234,288
OTHER ASSETS & LIABILITIES, NET - 0.2% 10,873
NET ASSETS - 100.0% $7,245,161
ETF Exchange Traded Fund
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Inflation-Linked Bond

Portfolio of Investments September 30, 2024
(continued)
Cost amounts are in thousands.
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $400,878,821 or 5.5% of Total Investments.
(c)
When-issued or delayed delivery security.
(d)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $117,014,529 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $117,096,045.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,740 12/19/24  $ 198,485 $ 198,849 $ 364
U.S. Treasury 5-Year Note 1,680 12/31/24 184,309 184,603 294
Total 3,420  $ 382,794  $ 383,452  $ 658

Portfolio of Investments September 30, 2024
Social Choice

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.1%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 0 ^
TOTAL CAPITAL GOODS 0 ^
COMMERCIAL & PROFESSIONAL SERVICES - 0 .0%
15,520,000 (c) LTR Intermediate Holdings, Inc, (TSFR1M + 4.500%) 9 .460 05/05/28 15,082
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,082
UTILITIES - 0 .1%
15,226,200 (c) TerraForm Power Operating LLC, (TSFR3M + 2.500%) 7 .204 05/21/29 15,269
4,676,500 (c) Vistra Operations Co LLC, (TSFR1M + 2.750%) 7 .595 04/30/31 4,696
TOTAL UTILITIES 19,965
TOTAL BANK LOAN OBLIGATIONS
(Cost $35,603) 35,047
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 10.7%
AUTOMOBILES & COMPONENTS - 0.1%
6,760,000 Ford Motor Co
3 .250 02/12/32 5,757
10,727,000 Toyota Motor Credit Corp
2 .150 02/13/30 9,680
2,260,000 (d) ZF North America Capital, Inc
6 .875 04/14/28 2,281
4,980,000 (d) ZF North America Capital, Inc
7 .125 04/14/30 5,162
TOTAL AUTOMOBILES & COMPONENTS 22,880
BANKS - 1.4%
6,925,000 (d) Banco Nacional de Comercio Exterior SNC
2 .720 08/11/31 6,318
3,635,000 Bank of America Corp
2 .456 10/22/25 3,629
2,500,000 (e) Bank of America Corp
6 .100 N/A(f) 2,503
10,000,000 Bank of Montreal
3 .803 12/15/32 9,718
8,875,000 Bank of Montreal
7 .700 05/26/84 9,366
6,275,000 Barclays plc
4 .837 09/10/28 6,328
8,150,000 Barclays plc
4 .942 09/10/30 8,217
11,375,000 (d) BNP Paribas S.A.
5 .894 12/05/34 12,280
2,500,000 (d),(e) BNP Paribas S.A.
8 .500 N/A(f) 2,682
3,530,000 Citigroup, Inc
5 .833 10/30/24 3,532
17,581,000 Citigroup, Inc
1 .281 11/03/25 17,513
10,190,000 Citigroup, Inc
2 .014 01/25/26 10,087
3,250,000 (c) Citigroup, Inc, (SOFR + 0.694%)
5 .330 01/25/26 3,256
2,625,000 Citigroup, Inc
7 .625 N/A(f) 2,805
4,550,000 (d) Cooperatieve Rabobank UA
1 .004 09/24/26 4,394
797,000 (d) Cooperatieve Rabobank UA
1 .106 02/24/27 760
18,000,000 (d) Credit Agricole S.A.
5 .335 01/10/30 18,522
9,500,000 (d) Credit Agricole S.A.
6 .251 01/10/35 10,139
7,500,000 Deutsche Bank AG.
6 .819 11/20/29 8,074
4,950,000 (d) Federation des Caisses Desjardins du Quebec
5 .147 11/27/28 5,176
9,125,000 (d) Federation des Caisses Desjardins du Quebec
5 .250 04/26/29 9,405
9,925,000 HSBC Holdings plc
6 .161 03/09/29 10,450
6,150,000 HSBC Holdings plc
6 .875 N/A(f) 6,335
10,000,000 (d) ING Groep NV
1 .400 07/01/26 9,750
3,650,000 (d) Intesa Sanpaolo S.p.A
6 .625 06/20/33 3,990
13,800,000 (d) Intesa Sanpaolo S.p.A
7 .200 11/28/33 15,720
15,000,000 (d) Intesa Sanpaolo S.p.A
7 .800 11/28/53 17,985
12,575,000 JPMorgan Chase & Co
5 .571 04/22/28 12,966
4,500,000 JPMorgan Chase & Co
5 .766 04/22/35 4,849
12,475,000 (e) JPMorgan Chase & Co
6 .875 N/A(f) 13,377
3,990,000 JPMorgan Chase & Co
3 .650 N/A(f) 3,860
7,750,000 Morgan Stanley Bank NA
5 .504 05/26/28 7,994
3,700,000 (e) NatWest Group plc
8 .125 N/A(f) 4,036
3,375,000 (d) Royal Bank of Canada
1 .050 09/14/26 3,194
10,750,000 (d) Royal Bank of Canada
4 .851 12/14/26 10,959
7,550,000 (d) Shinhan Financial Group Co Ltd
5 .000 07/24/28 7,680

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 10,450,000 Wells Fargo & Co
4 .540% 08/15/26 $ 10,432
TOTAL BANKS 298,281
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5 .100 03/01/29 10,880
2,600,000 Air Lease Corp
6 .000 N/A(f) 2,573
4,390,000 Conservation Fund
3 .474 12/15/29 4,122
8,725,000 Cummins, Inc
5 .450 02/20/54 9,230
1,720,000 Nature Conservancy
2 .668 03/01/26 1,675
3,000,000 Nature Conservancy
3 .001 03/01/29 2,817
6,376,000 (d) Sociedad de Transmision Austral S.A.
4 .000 01/27/32 5,887
TOTAL CAPITAL GOODS 37,184
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,800,000 (d),(e) Ambipar Lux Sarl
9 .875 02/06/31 3,943
9,500,000 Automatic Data Processing, Inc
1 .700 05/15/28 8,821
10,000,000 Automatic Data Processing, Inc
1 .250 09/01/30 8,574
8,200,000 Automatic Data Processing, Inc
4 .450 09/09/34 8,219
15,810,000 Rockefeller Foundation
2 .492 10/01/50 10,593
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 40,150
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000 Lowe's Cos, Inc
2 .800 09/15/41 4,057
5,300,000 Lowe's Cos, Inc
5 .750 07/01/53 5,592
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,649
CONSUMER SERVICES - 0.3%
8,450,000 Choice Hotels International, Inc
5 .850 08/01/34 8,714
5,915,000 Enterprise Community Loan Fund, Inc
4 .152 11/01/28 5,842
2,250,000 Mary Free Bed Rehabilitation Hospital
3 .786 04/01/51 1,740
7,725,000 Massachusetts Higher Education Assistance Corp
2 .673 07/01/31 6,708
10,000,000 Mather Foundation
2 .675 10/01/31 8,750
1,505,000 Salvation Army
5 .637 09/01/26 1,522
20,000,000 Salvation Army
4 .528 09/01/48 19,170
8,400,000 Starbucks Corp
2 .450 06/15/26 8,174
5,000,000 Starbucks Corp
4 .450 08/15/49 4,438
TOTAL CONSUMER SERVICES 65,058
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
2,000,000 (d) Alimentation Couche-Tard, Inc
3 .625 05/13/51 1,504
10,625,000 SYSCO Corp
5 .750 01/17/29 11,229
13,598,000 SYSCO Corp
2 .400 02/15/30 12,330
18,954,000 Walmart, Inc
1 .800 09/22/31 16,484
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 41,547
ENERGY - 1.0%
11,125,000 BP Capital Markets America, Inc
4 .699 04/10/29 11,353
6,050,000 BP Capital Markets America, Inc
4 .893 09/11/33 6,156
9,875,000 BP Capital Markets America, Inc
2 .772 11/10/50 6,496
6,925,000 (e) BP Capital Markets plc
6 .450 N/A(f) 7,285
8,000,000 Cheniere Energy Partners LP
4 .000 03/01/31 7,571
4,850,000 Cheniere Energy Partners LP
5 .950 06/30/33 5,132
8,350,000 (e) ConocoPhillips Co
5 .050 09/15/33 8,642
8,875,000 ConocoPhillips Co
5 .300 05/15/53 8,969
4,515,000 ConocoPhillips Co
5 .550 03/15/54 4,720
10,000,000 Enbridge, Inc
5 .625 04/05/34 10,488
8,125,000 Equinor ASA
2 .375 05/22/30 7,417
5,932,000 Equinor ASA
3 .950 05/15/43 5,190
12,450,000 Equinor ASA
3 .250 11/18/49 9,358
5,825,000 Marathon Oil Corp
5 .300 04/01/29 6,040
1,621,000 MPLX LP
4 .875 12/01/24 1,619
6,850,000 MPLX LP
5 .500 06/01/34 7,038
16,777,000 (d) New York State Electric & Gas Corp
5 .650 08/15/28 17,481
2,000,000 (d) New York State Electric & Gas Corp
5 .850 08/15/33 2,118
2,025,000 (e) Occidental Petroleum Corp
6 .050 10/01/54 2,056
6,800,000 Pioneer Natural Resources Co
5 .100 03/29/26 6,896
2,975,000 (d) Raizen Fuels Finance S.A.
6 .450 03/05/34 3,149
7,875,000 TotalEnergies Capital S.A.
4 .724 09/10/34 7,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 4,350,000 TotalEnergies Capital S.A.
5 .488% 04/05/54 $ 4,495
14,025,000 TotalEnergies Capital S.A.
5 .275 09/10/54 14,045
10,550,000 TotalEnergies Capital S.A.
5 .638 04/05/64 11,001
10,850,000 TotalEnergies Capital S.A.
5 .425 09/10/64 10,920
9,483,000 Williams Cos, Inc
5 .400 03/02/26 9,606
10,000,000 Williams Cos, Inc
5 .300 08/15/28 10,324
18,000,000 Woodside Finance Ltd
5 .100 09/12/34 17,880
TOTAL ENERGY 231,360
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,500,000 ERP Operating LP
4 .150 12/01/28 1,497
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,497
FINANCIAL SERVICES - 1.5%
5,000,000 BB Blue Financing DAC
4 .395 09/20/29 5,051
10,839,600 BB Blue Financing DAC
4 .395 09/20/37 11,171
11,645,000 Community Preservation Corp
2 .867 02/01/30 10,579
560,321 Durrah MSN 35603
1 .684 01/22/25 557
3,450,000 (d) Equitable Financial Life Global Funding
1 .300 07/12/26 3,281
10,400,000 Ford Foundation
2 .815 06/01/70 6,625
1,610,000 Goldman Sachs Group, Inc
0 .855 02/12/26 1,584
3,416,000 (e) Goldman Sachs Group, Inc
7 .379 N/A(f) 3,426
14,242,000 (d) GPS Blue Financing DAC
5 .645 11/09/41 14,313
8,600,000 (d) Hannon Armstrong Sustainable Infrastructure Capital, Inc
6 .375 07/01/34 8,803
4,470,000 (d),(e) HAT Holdings I LLC
3 .375 06/15/26 4,329
3,480,000 (d),(e) HAT Holdings I LLC
8 .000 06/15/27 3,687
9,585,000 (d),(e) HAT Holdings I LLC
3 .750 09/15/30 8,654
6,955,000 Kreditanstalt fuer Wiederaufbau
4 .375 02/28/34 7,233
9,875,000 Low Income Investment Fund
3 .711 07/01/29 9,167
7,725,000 Mastercard, Inc
1 .900 03/15/31 6,779
12,255,000 National Rural Utilities Cooperative Finance Corp
4 .150 12/15/32 12,018
1,925,000 NHP Foundation
5 .850 12/01/28 2,035
4,850,000 NHP Foundation
6 .000 12/01/33 5,290
16,475,000 Private Export Funding Corp (PEFCO)
1 .400 07/15/28 15,146
13,500,000 Private Export Funding Corp (PEFCO)
4 .300 12/15/28 13,750
9,900,000 Private Export Funding Corp (PEFCO)
4 .600 02/15/34 10,059
10,250,000 Reinvestment Fund, Inc
3 .366 11/01/24 10,221
2,570,000 Reinvestment Fund, Inc
3 .513 11/01/25 2,495
15,240,000 Reinvestment Fund, Inc
3 .880 02/15/27 14,426
7,435,000 Reinvestment Fund, Inc
3 .930 02/15/28 7,032
4,430,000 (d),(e) Starwood Property Trust, Inc
4 .375 01/15/27 4,317
2,800,000 (d) Starwood Property Trust, Inc
7 .250 04/01/29 2,936
13,170,000 (d),(g) Starwood Property Trust, Inc
6 .000 04/15/30 13,175
7,272,831 Thirax  LLC
1 .462 03/07/33 6,464
10,250,000 (d) UBS Group AG.
5 .428 02/08/30 10,597
9,375,000 (d) UBS Group AG.
5 .617 09/13/30 9,796
10,000,000 (d) UBS Group AG.
2 .746 02/11/33 8,667
9,925,000 (d) UBS Group AG.
6 .301 09/22/34 10,894
6,150,000 (d) UBS Group AG.
5 .699 02/08/35 6,492
4,050,000 (d) UBS Group AG.
9 .250 N/A(f) 4,478
3,375,000 (d) UBS Group AG.
9 .250 N/A(f) 3,980
7,500,000 Visa, Inc
1 .900 04/15/27 7,166
17,000,000 (e) Visa, Inc
1 .100 02/15/31 14,243
3,450,000 (d) WLB Asset II B Pte Ltd
3 .950 12/10/24 3,316
5,500,000 (d) WLB Asset II C Pte Ltd
3 .900 12/23/25 5,208
15,750,000 (d) WLB Asset II D Pte Ltd
6 .500 12/21/26 14,833
9,750,000 (d) WLB Asset VI Pte Ltd
7 .250 12/21/27 10,320
TOTAL FINANCIAL SERVICES 334,593
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5 .200 03/21/29 3,858
10,125,000 (d) Mars, Inc
4 .650 04/20/31 10,213
10,000,000 (d) NBM US Holdings, Inc
6 .625 08/06/29 10,176
6,600,000 (d) Nestle Holdings, Inc
4 .950 03/14/30 6,852
10,000,000 PepsiCo, Inc
3 .900 07/18/32 9,840

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
$ 16,674,000 PepsiCo, Inc
2 .875% 10/15/49 $ 11,917
TOTAL FOOD, BEVERAGE & TOBACCO 52,856
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
16,688,000 Kaiser Foundation Hospitals
2 .810 06/01/41 12,868
12,590,000 Montefiore Medical Center
2 .895 04/20/32 11,008
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,876
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,300,000 Procter & Gamble Co
3 .000 03/25/30 5,077
12,975,000 (e) Procter & Gamble Co
1 .200 10/29/30 11,098
10,875,000 Procter & Gamble Co
4 .550 01/29/34 11,232
11,075,000 Unilever Capital Corp
2 .000 07/28/26 10,719
17,300,000 Unilever Capital Corp
4 .875 09/08/28 17,828
5,523,000 Unilever Capital Corp
2 .125 09/06/29 5,045
6,125,000 Unilever Capital Corp
1 .375 09/14/30 5,242
8,475,000 Unilever Capital Corp
1 .750 08/12/31 7,281
11,600,000 Unilever Capital Corp
4 .625 08/12/34 11,768
9,425,000 (e) Unilever Capital Corp
2 .625 08/12/51 6,467
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 91,757
INSURANCE - 0.2%
14,425,000 (d) Five Corners Funding Trust II
2 .850 05/15/30 13,330
4,100,000 (d) Metropolitan Life Global Funding I
0 .950 07/02/25 3,997
11,600,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 12,152
10,000,000 Principal Financial Group, Inc
2 .125 06/15/30 8,835
2,152,000 Prudential Financial, Inc
3 .700 10/01/50 1,987
11,448,000 (d) USAA Capital Corp
2 .125 05/01/30 10,240
TOTAL INSURANCE 50,541
MATERIALS - 0.6%
10,500,000 Air Products and Chemicals, Inc
4 .800 03/03/33 10,846
2,755,000 (d) Alcoa Nederland Holding BV
7 .125 03/15/31 2,937
10,000,000 Amcor Group Finance plc
5 .450 05/23/29 10,362
6,550,000 (d) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 6,288
9,145,000 (d) Celulosa Arauco y Constitucion S.A.
5 .150 01/29/50 8,247
7,250,000 (d),(e) Cemex SAB de C.V.
9 .125 N/A(f) 7,908
9,000,000 (e) Dow Chemical Co
5 .150 02/15/34 9,247
11,000,000 (d),(e) FMG Resources August 2006 Pty Ltd
6 .125 04/15/32 11,251
12,000,000 (d) Inversiones CMPC S.A.
4 .375 04/04/27 11,933
2,150,000 (d) Inversiones CMPC S.A.
6 .125 06/23/33 2,278
4,000,000 (d) Klabin Austria GmbH
7 .000 04/03/49 4,311
4,000,000 (d) Klabin Finance S.A.
4 .875 09/19/27 3,965
3,750,000 (d) LD Celulose International GmbH
7 .950 01/26/32 3,848
6,855,000 (d) LG Chem Ltd
4 .375 07/14/25 6,837
3,250,000 (d),(e) LG Chem Ltd
3 .625 04/15/29 3,135
6,900,000 Nutrien Ltd
5 .200 06/21/27 7,076
11,125,000 Nutrien Ltd
5 .400 06/21/34 11,515
13,467,600 (d) Star Energy Geothermal Wayang Windu Ltd
6 .750 04/24/33 13,754
7,500,000 Suzano International Finance BV
5 .500 01/17/27 7,638
TOTAL MATERIALS 143,376
MEDIA & ENTERTAINMENT - 0.1%
11,250,000 (e) Comcast Corp
4 .650 02/15/33 11,411
TOTAL MEDIA & ENTERTAINMENT 11,411
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
13,250,000 Johnson & Johnson
4 .900 06/01/31 13,924
8,315,000 (e) Johnson & Johnson
2 .250 09/01/50 5,380
6,925,000 Pfizer Investment Enterprises Pte Ltd
4 .650 05/19/25 6,933
6,475,000 Pfizer Investment Enterprises Pte Ltd
5 .110 05/19/43 6,593
15,000,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 15,517
4,497,000 Pfizer, Inc
2 .625 04/01/30 4,172
5,400,000 Pfizer, Inc
1 .750 08/18/31 4,634
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57,153
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California
3 .270 12/01/32 7,385

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
$ 9,770,000 Preservation Of Affordable Housing, Inc
4 .479% 12/01/32 $ 9,313
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 Intel Corp
4 .150 08/05/32 11,006
7,208,000 NXP BV
3 .400 05/01/30 6,809
10,000,000 Texas Instruments, Inc
5 .050 05/18/63 10,034
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 27,849
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc
3 .000 06/20/27 13,997
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,997
TELECOMMUNICATION SERVICES - 0.0%
9,548,000 Verizon Communications, Inc
2 .550 03/21/31 8,526
TOTAL TELECOMMUNICATION SERVICES 8,526
TRANSPORTATION - 0.1%
5,083,450 (d) Air Canada Pass Through Trust
4 .125 05/15/25 5,044
9,475,000 Canadian Pacific Railway Co
3 .100 12/02/51 6,764
6,000,000 Norfolk Southern Corp
2 .300 05/15/31 5,315
TOTAL TRANSPORTATION 17,123
UTILITIES - 3.5%
3,750,000 AES Corp
1 .375 01/15/26 3,599
7,954,000 AES Corp
5 .450 06/01/28 8,188
6,725,000 Algonquin Power & Utilities Corp
5 .365 06/15/26 6,806
3,325,000 (d) AltaGas Ltd
7 .200 10/15/54 3,396
12,325,000 Ameren Illinois Co
2 .900 06/15/51 8,436
4,500,000 Atlantic City Electric Co
2 .300 03/15/31 3,959
3,345,000 Avangrid, Inc
3 .150 12/01/24 3,332
9,950,000 Avangrid, Inc
3 .200 04/15/25 9,848
13,200,000 Avangrid, Inc
3 .800 06/01/29 12,836
7,050,000 (d) Brooklyn Union Gas Co
4 .632 08/05/27 7,042
10,000,000 (d) Brooklyn Union Gas Co
4 .866 08/05/32 9,762
3,550,000 (e) CMS Energy Corp
4 .750 06/01/50 3,426
3,100,000 CMS Energy Corp
3 .750 12/01/50 2,708
11,300,000 (d) Colbun S.A.
3 .150 01/19/32 9,962
2,125,000 (d) Comision Federal de Electricidad
5 .700 01/24/30 2,130
17,500,000 Commonwealth Edison Co
2 .750 09/01/51 11,549
5,600,000 Connecticut Light and Power Co
4 .650 01/01/29 5,694
7,525,000 (d) Consorcio Transmantaro SA
4 .700 04/16/34 7,364
6,200,000 Consumers Energy Co
4 .600 05/30/29 6,325
14,217,363 (d) Continental Wind LLC
6 .000 02/28/33 14,705
13,087,000 Dominion Energy, Inc
2 .250 08/15/31 11,321
3,425,000 Dominion Energy, Inc
7 .000 06/01/54 3,740
8,325,000 Dominion Energy, Inc
4 .350 N/A(f) 8,108
22,625,000 DTE Electric Co
1 .900 04/01/28 21,034
7,998,000 DTE Electric Co
3 .950 03/01/49 6,770
9,025,000 DTE Electric Co
3 .250 04/01/51 6,712
3,000,000 DTE Electric Co
3 .650 03/01/52 2,391
3,688,000 Duke Energy Carolinas LLC
2 .850 03/15/32 3,329
4,975,000 Duke Energy Carolinas LLC
3 .550 03/15/52 3,832
10,000,000 Duke Energy Florida LLC
2 .500 12/01/29 9,256
7,931,000 Duke Energy Florida LLC
2 .400 12/15/31 6,948
10,000,000 Duke Energy Florida LLC
3 .000 12/15/51 6,933
4,000,000 Duke Energy Progress LLC
3 .450 03/15/29 3,895
5,276,000 Duke Energy Progress LLC
4 .000 04/01/52 4,407
20,250,000 (d) Electricite de France S.A.
3 .625 10/13/25 20,052
6,375,000 Florida Power & Light Co
4 .625 05/15/30 6,539
9,885,000 Georgia Power Co
3 .250 04/01/26 9,757
7,019,550 (d) India Cleantech Energy
4 .700 08/10/26 6,796
9,700,000 Interstate Power and Light Co
3 .500 09/30/49 7,264
14,641,000 (d) Liberty Utilities Finance GP
2 .050 09/15/30 12,605
7,511,000 MidAmerican Energy Co
3 .650 04/15/29 7,379
5,725,000 (e) MidAmerican Energy Co
5 .350 01/15/34 6,077
1,000,000 MidAmerican Energy Co
3 .950 08/01/47 847

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 1,925,000 MidAmerican Energy Co
5 .850% 09/15/54 $ 2,144
12,350,000 National Fuel Gas Co
5 .500 01/15/26 12,461
11,250,000 National Fuel Gas Co
2 .950 03/01/31 9,930
11,610,000 (d) New York State Electric & Gas Corp
2 .150 10/01/31 9,750
12,500,000 NextEra Energy Capital Holdings, Inc
4 .900 03/15/29 12,816
6,275,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 6,771
3,829,000 (d),(e) NextEra Energy Operating Partners LP
7 .250 01/15/29 4,037
10,000,000 (d) Niagara Mohawk Power Corp
1 .960 06/27/30 8,767
9,750,000 (d) Niagara Mohawk Power Corp
4 .119 11/28/42 8,363
11,436,000 Northern States Power Co
2 .900 03/01/50 7,997
1,000,000 Northern States Power Co
2 .600 06/01/51 653
7,868,000 Northern States Power Co
3 .200 04/01/52 5,735
8,125,000 Northern States Power Co
5 .400 03/15/54 8,580
5,250,000 Northwest Natural Gas Co
3 .078 12/01/51 3,461
21,737,000 Pacific Gas and Electric Co
6 .700 04/01/53 24,878
10,534,000 PacifiCorp
2 .900 06/15/52 6,814
6,000,000 PG&E Recovery Funding LLC
4 .838 06/01/35 6,148
11,375,000 PG&E Recovery Funding LLC
5 .231 06/01/42 12,008
4,750,000 PG&E Recovery Funding LLC
5 .529 06/01/51 5,026
7,113,000 Piedmont Natural Gas Co, Inc
3 .350 06/01/50 5,137
2,100,000 PPL Electric Utilities Corp
4 .850 02/15/34 2,148
5,000,000 Public Service Co of Colorado
3 .200 03/01/50 3,576
16,100,000 Public Service Co of Colorado
5 .750 05/15/54 17,439
11,879,000 Public Service Co of Oklahoma
2 .200 08/15/31 10,141
1,651,000 Public Service Electric and Gas Co
3 .100 03/15/32 1,518
4,875,000 Public Service Electric and Gas Co
4 .650 03/15/33 4,944
6,134,000 Public Service Electric and Gas Co
3 .200 08/01/49 4,558
9,300,000 Public Service Electric and Gas Co
5 .125 03/15/53 9,467
4,850,000 (d) RWE Finance US LLC
5 .875 04/16/34 5,071
10,000,000 (d) RWE Finance US LLC
6 .250 04/16/54 10,488
16,684,000 San Diego Gas & Electric Co
4 .950 08/15/28 17,143
19,738,000 San Diego Gas & Electric Co
2 .950 08/15/51 13,855
2,347,146 SCE Recovery Funding LLC
1 .977 11/15/28 2,244
7,100,000 SCE Recovery Funding LLC
2 .943 11/15/42 6,053
2,640,000 SCE Recovery Funding LLC
3 .240 11/15/46 2,047
18,698,232 (d) Solar Star Funding LLC
3 .950 06/30/35 17,401
17,952,655 (d) Solar Star Funding LLC
5 .375 06/30/35 18,220
8,429,000 Southern California Edison Co
2 .750 02/01/32 7,499
8,300,000 Southern California Edison Co
5 .200 06/01/34 8,603
1,493,000 Southern California Edison Co
3 .650 06/01/51 1,146
5,000,000 Southern California Edison Co
3 .450 02/01/52 3,720
14,635,000 Southern Power Co
4 .150 12/01/25 14,557
14,825,000 (e) Southwestern Electric Power Co
3 .250 11/01/51 10,261
18,650,000 Southwestern Public Service Co
3 .150 05/01/50 13,030
3,690,000 (d),(e) Sunnova Energy Corp
5 .875 09/01/26 3,445
16,046,470 (d) Sweihan PV Power Co PJSC
3 .625 01/31/49 13,639
8,612,000 (d) TerraForm Power Operating LLC
5 .000 01/31/28 8,520
15,193,335 (d) Topaz Solar Farms LLC
4 .875 09/30/39 13,674
12,666,368 (d) Topaz Solar Farms LLC
5 .750 09/30/39 12,535
7,544,796 (d) UEP Penonome II S.A.
6 .500 10/01/38 6,537
12,250,000 Union Electric Co
2 .150 03/15/32 10,494
19,626,000 Union Electric Co
2 .625 03/15/51 12,730
3,146,000 Union Electric Co
3 .900 04/01/52 2,594
3,775,000 (d) Vistra Corp
7 .000 N/A(f) 3,854
TOTAL UTILITIES 771,686
TOTAL CORPORATE BONDS
(Cost $2,443,321) 2,369,048
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 24.8%
AGENCY SECURITIES - 0.8%
270,041 Abay Leasing LLC
2 .654 11/09/26 264

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
AGENCY SECURITIES (continued)
$ 3,180,444 Canal Barge Co, Inc
4 .500% 11/12/34 $ 3,171
11,917,182 Crowley Conro LLC
4 .181 08/15/43 11,144
2,581,054 Ethiopian Leasing LLC
2 .566 08/14/26 2,560
314,263 Export-Import Bank of the United States
2 .578 12/10/25 310
25,000,000 Federal Home Loan Mortgage Corp (FHLMC)
1 .540 08/17/35 18,908
8,000,000 Federal National Mortgage Association (FNMA)
0 .625 04/22/25 7,838
18,880,000 FNMA
0 .875 08/05/30 16,085
9,000,000 FNMA
1 .625 08/24/35 6,870
17,340,000 Hashemite Kingdom of Jordan Government AID Bond
3 .000 06/30/25 17,128
1,875,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
5 .609 02/01/27 1,859
13,250,000 Private Export Funding Corp (PEFCO)
3 .250 06/15/25 13,153
7,765,000 PEFCO
3 .900 10/15/27 7,819
284,565 Sandalwood LLC
2 .836 07/10/25 282
659,162 Sandalwood LLC
2 .821 02/12/26 650
20,494,862 Thirax  LLC
0 .968 01/14/33 17,922
3,255,449 Thirax 2 LLC
2 .320 01/22/34 2,972
1,775,000 United States International Development Finance Corp
1 .440 04/15/28 1,652
1,000,000 United States International Development Finance Corp
1 .650 04/15/28 936
3,914,463 United States International Development Finance Corp
1 .790 10/15/29 3,692
12,232,698 United States International Development Finance Corp
2 .360 10/15/29 11,710
2,052,000 United States International Development Finance Corp
2 .930 05/15/30 1,983
3,391,200 United States International Development Finance Corp
3 .040 05/15/30 3,289
7,639,665 United States International Development Finance Corp
1 .630 07/15/38 6,358
4,714,765 United States International Development Finance Corp
2 .450 07/15/38 4,145
5,000,000 US Department of Housing and Urban Development (HUD)
3 .535 08/01/36 4,581
TOTAL AGENCY SECURITIES 167,281
FOREIGN GOVERNMENT BONDS - 3.9%
9,475,000 African Development Bank
3 .500 09/18/29 9,407
11,850,000 (d) Arab Petroleum Investments Corp
1 .483 10/06/26 11,207
14,000,000 (d) Arab Petroleum Investments Corp
5 .428 05/02/29 14,596
9,500,000 Asian Development Bank
2 .125 03/19/25 9,397
9,670,000 Asian Development Bank
4 .625 06/13/25 9,693
11,500,000 Asian Development Bank
1 .750 08/14/26 11,088
22,676,000 Asian Development Bank
3 .125 09/26/28 22,304
10,000,000 Asian Development Bank
3 .875 06/14/33 10,015
6,263,000 Asian Infrastructure Investment Bank
0 .500 01/27/26 5,986
5,375,000 (e) Asian Infrastructure Investment Bank
4 .875 09/14/26 5,486
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
5 .714 08/16/27 5,643
3,000,000 (c),(d) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
5 .714 08/16/27 3,023
10,000,000 Asian Infrastructure Investment Bank
4 .125 01/18/29 10,192
11,400,000 Asian Infrastructure Investment Bank
4 .250 03/13/34 11,711
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement
2 .750 01/22/33 7,324
17,250,000 (d) BNG Bank NV
3 .500 05/19/28 17,133
8,125,000 Brazilian Government International Bond
6 .125 01/22/32 8,348
1,900,000 (d) Caisse d'Amortissement de la Dette Sociale
0 .625 02/18/26 1,814
12,250,000 (d) Caisse d'Amortissement de la Dette Sociale
4 .875 09/19/26 12,485
4,750,000 (d) Caisse d'Amortissement de la Dette Sociale
1 .375 01/20/31 4,084
5,000,000 Caisse d'Amortissement de la Dette Sociale
2 .125 01/26/32 4,438
21,980,000 Canada Government International Bond
2 .875 04/28/25 21,799
16,020,000 Canada Government International Bond
3 .750 04/26/28 16,092
12,500,000 (d) CDP Financial, Inc
1 .000 05/26/26 11,917
4,450,000 (d) Central American Bank for Economic Integration
5 .000 02/09/26 4,486
2,000,000 Central American Bank for Economic Integration
5 .000 02/09/26 2,016
10,075,000 Chile Government International Bond
3 .100 05/07/41 7,855
8,025,000 Colombia Government International Bond
8 .000 11/14/35 8,553
4,800,000 Colombia Government International Bond
8 .750 11/14/53 5,258
5,725,000 (d) Dominican Republic International Bond
6 .600 06/01/36 6,067
5,000,000 European Investment Bank
2 .500 10/15/24 4,995
6,540,000 (d) European Investment Bank
2 .876 06/13/25 6,478
2,711,000 European Investment Bank
2 .125 04/13/26 2,642
5,750,000 European Investment Bank
2 .375 05/24/27 5,569
11,961,000 European Investment Bank
0 .625 10/21/27 10,933

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 3,750,000 European Investment Bank
3 .250% 11/15/27 $ 3,712
11,600,000 European Investment Bank
1 .625 10/09/29 10,542
10,000,000 European Investment Bank
0 .875 05/17/30 8,590
19,749,000 European Investment Bank
0 .750 09/23/30 16,705
7,700,000 European Investment Bank
4 .375 10/10/31 8,017
6,445,000 (e) European Investment Bank
3 .750 02/14/33 6,400
2,000,000 European Investment Bank
4 .875 02/15/36 2,164
10,875,000 Export Development Canada
3 .375 08/26/25 10,803
11,250,000 Export Development Canada
3 .750 09/07/27 11,282
13,050,000 Export Development Canada
3 .875 02/14/28 13,137
10,000,000 Export Development Canada
4 .125 02/13/29 10,179
18,675,000 Export Development Canada
4 .750 06/05/34 19,946
4,500,000 Inter-American Development Bank
4 .500 05/15/26 4,546
4,868,000 Inter-American Development Bank
1 .125 07/20/28 4,443
5,000,000 Inter-American Development Bank
1 .125 01/13/31 4,275
15,800,000 Inter-American Development Bank
3 .500 04/12/33 15,375
10,625,000 (e) Inter-American Investment Corp
2 .625 04/22/25 10,517
2,644,000 Inter-American Investment Corp
0 .625 02/10/26 2,526
19,785,000 Inter-American Investment Corp
4 .126 02/15/28 20,043
12,850,000 International Bank for Reconstruction & Development
0 .625 04/22/25 12,587
14,750,000 International Bank for Reconstruction & Development
3 .125 11/20/25 14,602
28,030,000 International Bank for Reconstruction & Development
0 .000 03/31/27 25,529
5,250,000 International Bank for Reconstruction & Development
0 .000 03/31/28 5,207
25,000,000 International Bank for Reconstruction & Development
1 .745 07/31/33 25,377
5,000,000 (d) International Development Association
0 .875 04/28/26 4,769
14,750,000 International Finance Corp
4 .750 03/16/26 14,865
4,300,000 International Finance Corp
4 .375 01/15/27 4,362
10,643,000 International Finance Facility for Immunisation Co
1 .000 04/21/26 10,163
3,050,000 Japan Bank for International Cooperation
1 .625 01/20/27 2,899
1,750,000 Japan Bank for International Cooperation
4 .875 10/18/28 1,821
2,800,000 Japan International Cooperation Agency
4 .750 05/21/29 2,905
8,750,000 Japan International Cooperation Agency
1 .750 04/28/31 7,628
12,500,000 (d) Kommunalbanken AS.
2 .125 02/11/25 12,384
4,175,000 (d) Kommuninvest I Sverige AB
4 .625 09/29/28 4,328
10,100,000 (d) Korea Electric Power Corp
1 .125 06/15/25 9,863
10,250,000 (d) Korea Electric Power Corp
4 .875 01/31/27 10,408
6,500,000 Kreditanstalt fuer Wiederaufbau
1 .750 09/14/29 5,952
13,000,000 Landwirtschaftliche Rentenbank
0 .875 09/03/30 11,056
18,250,000 (d) Nederlandse Waterschapsbank NV
1 .750 01/15/25 18,095
17,600,000 (d) Nederlandse Waterschapsbank NV
2 .375 03/24/26 17,217
12,375,000 (d) Nederlandse Waterschapsbank NV
4 .000 06/01/28 12,488
4,450,000 (d) Nederlandse Waterschapsbank NV
4 .375 02/28/29 4,567
7,000,000 Nederlandse Waterschapsbank NV
1 .000 05/28/30 6,027
4,430,000 Nederlandse Waterschapsbank NV
1 .000 05/28/30 3,814
15,641,000 OMERS Finance Trust
3 .500 04/19/32 14,966
7,666,000 (d) OMERS Finance Trust
3 .500 04/19/32 7,335
750,000 OMERS Finance Trust
4 .000 04/19/52 638
4,825,000 (d) OMERS Finance Trust
4 .000 04/19/52 4,104
5,030,000 OPEC Fund for International Development
4 .500 01/26/26 5,044
4,970,000 (d) OPEC Fund for International Development
4 .500 01/26/26 4,984
11,750,000 Province of Ontario Canada
5 .050 04/24/34 12,548
10,000,000 Province of Quebec Canada
2 .750 04/12/27 9,757
5,000,000 Province of Quebec Canada
7 .500 09/15/29 5,809
15,250,000 Province of Quebec Canada
1 .900 04/21/31 13,448
10,625,000 Province of Quebec Canada
4 .500 09/08/33 10,911
10,500,000 Province of Quebec Canada
4 .250 09/05/34 10,563
7,750,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,948
5,100,000 (d) Serbia International Bond
6 .000 06/12/34 5,247
TOTAL FOREIGN GOVERNMENT BONDS 853,451
MORTGAGE BACKED - 10.4%
2,115,000 (c),(d) Angel Oak Mortgage Trust
2 .837 11/25/66 1,548
54,848,853 (c),(d) Citigroup Mortgage Loan Trust
0 .155 02/25/52 475

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,148,918 (c),(d) Citigroup Mortgage Loan Trust
0 .250% 02/25/52 $ 88
10,555,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
8 .380 03/25/42 11,007
19,159,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9 .913 06/25/42 20,736
1,295,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
8 .630 01/25/43 1,367
3,840,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .813 05/25/43 4,110
3,170,482 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
8 .363 06/25/43 3,330
3,400,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 3,605
4,470,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
8 .830 10/25/43 4,693
1,271,361 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
0 .555 09/25/43 188
2,364,047 Fannie Mae REMICS
3 .000 07/25/45 2,158
4,228,951 Fannie Mae REMICS
3 .500 02/25/48 3,825
3,131,720 Fannie Mae REMICS
4 .000 07/25/48 2,998
5,012,258 Fannie Mae REMICS
2 .000 08/25/50 656
6,418,766 Fannie Mae REMICS
2 .000 10/25/50 4,513
12,501,803 Fannie Mae REMICS
2 .500 11/25/50 1,781
4,422,089 Fannie Mae REMICS
3 .000 12/25/50 768
3,649,409 Fannie Mae REMICS
3 .000 02/25/51 615
4,747,587 Fannie Mae REMICS
2 .500 11/25/51 584
12,080,727 Fannie Mae REMICS
3 .500 04/25/52 9,757
2,523,535 Fannie Mae REMICS
4 .000 05/25/52 2,123
6,845,160 Fannie Mae REMICS
4 .500 07/25/52 6,788
2,513,040 Fannie Mae REMICS
4 .500 08/25/52 2,237
2,369,122 Fannie Mae REMICS
4 .000 09/25/52 2,190
1,901,818 Fannie Mae REMICS
4 .000 09/25/52 1,677
1,826,964 Fannie Mae REMICS
4 .500 10/25/52 1,747
2,096,813 Fannie Mae REMICS
4 .500 10/25/52 2,066
3,732,644 Fannie Mae REMICS
5 .500 11/25/52 3,820
10,955,800 (c) Fannie Mae-Aces
2 .919 02/25/27 10,691
3,155,924 (c) Fannie Mae-Aces
3 .413 06/25/28 3,093
8,250,000 (c) Fannie Mae-Aces
1 .518 11/25/30 7,098
15,500,000 (c) Fannie Mae-Aces
1 .287 01/25/31 13,152
5,250,215 Federal Home Loan Mortgage Corp (FHLMC)
2 .310 12/01/31 4,687
6,857,089 FHLMC
3 .740 06/01/37 6,464
2,257,909 FHLMC
3 .400 12/01/37 2,055
5,646,500 FHLMC
4 .300 12/01/37 5,552
1,835,541 FHLMC
3 .500 03/01/38 1,686
640,000 FHLMC
4 .330 05/01/38 634
3,176,394 FHLMC
2 .970 07/01/38 2,751
3,390,140 FHLMC
4 .550 07/01/38 3,394
5,775,000 FHLMC
3 .500 10/01/38 5,226
398,695 FHLMC
3 .160 11/01/38 349
1,853,500 FHLMC
3 .910 01/01/39 1,738
3,364,716 FHLMC
3 .000 01/01/41 2,854
779,518 FHLMC
4 .250 09/01/42 769
4,353,639 FHLMC
3 .000 11/01/49 3,972
3,731,995 FHLMC
2 .500 11/01/51 3,234
10,233,646 FHLMC
3 .000 11/01/51 9,370
1,253,514 FHLMC
3 .000 11/01/51 1,143
1,078,645 FHLMC
3 .000 11/01/51 991
1,488,059 FHLMC
3 .000 11/01/51 1,363
4,218,895 FHLMC
2 .500 01/01/52 3,670
10,167,174 FHLMC
2 .500 02/01/52 8,885
321,898 FHLMC
3 .000 02/01/52 290
6,446,871 FHLMC
3 .000 03/01/52 5,796
5,002,454 FHLMC
2 .500 04/01/52 4,358
14,484,552 FHLMC
4 .000 04/01/52 13,932
8,676,220 FHLMC
3 .500 05/01/52 8,119
484,240 FHLMC
3 .000 06/01/52 437
434,732 FHLMC
3 .500 06/01/52 406
8,370,956 FHLMC
4 .500 06/01/52 8,239
254,983 FHLMC
4 .500 07/01/52 251
8,327,231 FHLMC
4 .500 07/01/52 8,196

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 208,042 FHLMC
3 .000% 10/01/52 $ 187
9,362,524 FHLMC
6 .000 11/01/52 9,601
3,026,289 FHLMC
3 .500 12/01/52 2,818
14,873,561 FHLMC
5 .000 01/01/53 14,882
18,916,346 FHLMC
5 .500 08/01/53 19,156
3,007 Federal Home Loan Mortgage Corp Gold (FGLMC)
8 .000 01/01/31 3
78,037 FGLMC
4 .500 07/01/33 79
537,212 FGLMC
7 .000 12/01/33 563
143,242 FGLMC
7 .000 05/01/35 151
378,192 FGLMC
5 .000 06/01/36 388
118,984 FGLMC
5 .000 07/01/39 123
76,050 FGLMC
4 .000 06/01/42 75
162,360 FGLMC
4 .500 10/01/44 163
223,634 FGLMC
4 .500 11/01/44 224
405,253 FGLMC
4 .500 11/01/44 406
208,174 FGLMC
4 .500 12/01/44 207
213,998 FGLMC
4 .500 12/01/44 215
956,789 FGLMC
3 .500 04/01/45 915
3,633,367 FGLMC
3 .500 10/01/45 3,458
63,883 FGLMC
3 .000 04/01/47 59
457,740 FGLMC
4 .500 06/01/47 460
870,560 FGLMC
4 .000 09/01/47 852
687,145 FGLMC
3 .500 12/01/47 652
2,795,059 FGLMC
4 .500 08/01/48 2,807
744,768 Federal National Mortgage Association (FNMA)
3 .500 05/01/32 736
911,751 FNMA
5 .000 05/01/35 935
617,454 FNMA
5 .000 10/01/35 633
468,856 FNMA
5 .000 02/01/36 481
967,808 FNMA
5 .500 11/01/38 999
129,639 FNMA
3 .000 05/01/40 122
352,169 FNMA
5 .000 09/01/40 363
975,288 FNMA
5 .000 05/01/41 1,004
632,300 FNMA
4 .000 09/01/42 621
1,096,132 FNMA
4 .500 03/01/44 1,106
50,298,592 FNMA
4 .000 05/01/44 49,671
307,559 FNMA
4 .500 06/01/44 308
3,194,979 FNMA
4 .500 06/01/44 3,204
665,652 FNMA
4 .500 08/01/44 668
1,794,314 FNMA
4 .500 10/01/44 1,797
3,074,852 FNMA
4 .500 11/01/44 3,080
564,228 FNMA
5 .000 11/01/44 581
873,325 FNMA
4 .500 12/01/44 875
364,941 FNMA
4 .000 01/01/45 359
141,706 FNMA
4 .500 03/01/45 142
256,473 FNMA
4 .500 04/01/45 257
1,804,521 FNMA
3 .500 05/01/45 1,729
2,612,394 FNMA
3 .500 01/01/46 2,483
511,157 FNMA
4 .000 04/01/46 502
2,994,204 FNMA
3 .500 06/01/46 2,843
2,005,679 FNMA
3 .500 07/01/46 1,905
3,201,859 FNMA
3 .500 07/01/46 3,057
879,326 FNMA
3 .500 08/01/46 835
269,363 FNMA
3 .000 10/01/46 243
2,400,719 FNMA
3 .500 10/01/46 2,279
1,027,797 FNMA
4 .500 05/01/47 1,040
1,239,432 FNMA
4 .000 10/01/47 1,206
242,570 FNMA
3 .500 11/01/47 231
253,185 FNMA
4 .500 11/01/47 254
13,778 FNMA
3 .500 01/01/48 13
2,718,310 FNMA
3 .500 01/01/48 2,565
1,802,541 FNMA
4 .500 01/01/48 1,808
1,393,090 FNMA
4 .500 02/01/48 1,397

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 837,034 FNMA
4 .500% 05/01/48 $ 840
1,190,074 FNMA
4 .500 05/01/48 1,194
10,462,044 FNMA
3 .000 07/01/50 9,583
6,124,300 FNMA
2 .500 08/01/51 5,344
4,054,390 FNMA
3 .000 09/01/51 3,700
4,227,098 FNMA
2 .500 12/01/51 3,686
12,305,975 FNMA
2 .500 02/01/52 10,753
4,253,482 FNMA
3 .500 02/01/52 4,018
1,725,353 FNMA
2 .500 04/01/52 1,507
1,233,368 FNMA
3 .500 04/01/52 1,149
12,325,550 FNMA
3 .500 05/01/52 11,549
30,999,296 FNMA
3 .500 05/01/52 28,868
20,623,174 FNMA
4 .000 05/01/52 19,835
12,081,413 FNMA
3 .500 06/01/52 11,306
39,657,910 FNMA
3 .500 06/01/52 36,982
12,014,689 FNMA
3 .500 06/01/52 11,196
17,469,065 FNMA
4 .000 06/01/52 16,775
4,036,200 FNMA
4 .500 06/01/52 3,973
39,331,633 FNMA
4 .000 07/01/52 37,799
28,997,534 FNMA
4 .000 07/01/52 27,869
3,723,227 FNMA
4 .500 07/01/52 3,665
31,383,457 FNMA
4 .500 07/01/52 30,880
26,411,375 FNMA
5 .000 08/01/52 26,456
76,705,187 FNMA
4 .000 09/01/52 73,693
189,505,270 FNMA
4 .500 09/01/52 186,390
10,861,204 FNMA
5 .000 09/01/52 10,877
89,054,746 FNMA
4 .000 10/01/52 85,571
57,628,947 FNMA
4 .500 10/01/52 56,676
69,639,725 FNMA
5 .000 10/01/52 69,685
13,688,022 FNMA
4 .000 11/01/52 13,155
64,134,065 FNMA
4 .500 11/01/52 63,074
29,658,747 FNMA
5 .500 12/01/52 30,070
166,064 FNMA
5 .000 01/01/53 166
37,233,480 FNMA
5 .000 02/01/53 37,241
6,046,131 FNMA
6 .000 02/01/53 6,191
4,480,061 FNMA
6 .000 03/01/53 4,585
40,793,803 FNMA
5 .000 04/01/53 40,799
2,846,523 FNMA
6 .000 05/01/53 2,913
9,758,271 FNMA
5 .000 06/01/53 9,843
44,951,268 FNMA
5 .500 06/01/53 45,475
15,099,636 FNMA
5 .000 08/01/53 15,090
51,823,214 FNMA
5 .500 10/01/53 52,423
7,718,223 FNMA
6 .000 01/01/54 7,888
48,830,973 FNMA
5 .500 05/01/54 49,402
6,129,063 Freddie Mac REMICS
3 .500 01/15/47 5,564
1,314,523 Freddie Mac REMICS
4 .000 10/15/47 1,259
2,291,409 Freddie Mac REMICS
4 .000 11/15/47 2,210
5,959,225 Freddie Mac REMICS
4 .000 01/15/48 5,748
6,280,910 Freddie Mac REMICS
4 .000 03/15/48 6,041
1,937,211 Freddie Mac REMICS
4 .000 04/15/48 1,868
5,840,326 Freddie Mac REMICS
4 .000 04/15/48 5,586
2,725,098 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
1 .190 06/15/48 2,673
1,855,170 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
1 .110 10/15/48 1,710
5,712,632 Freddie Mac REMICS
2 .000 09/25/50 3,952
2,502,177 Freddie Mac REMICS
2 .000 09/25/50 327
6,348,966 Freddie Mac REMICS
3 .000 09/25/50 4,860
4,845,202 Freddie Mac REMICS
3 .000 10/25/50 3,662
15,875,642 Freddie Mac REMICS
2 .500 02/25/51 2,670
6,006,243 Freddie Mac REMICS
2 .500 05/25/51 3,993
1,651,920 Freddie Mac REMICS
4 .000 08/25/52 1,425
2,817,025 Freddie Mac REMICS
4 .500 10/25/52 2,705
3,454,917 Freddie Mac REMICS
5 .500 11/25/52 3,564

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 2,748,742 Freddie Mac REMICS
5 .500% 02/25/53 $ 2,855
799,997 (c) Freddie Mac Strips, (SOFR30A + 5.806%)
0 .463 03/15/44 87
7,013,915 Government National Mortgage Association (GNMA)
2 .690 06/15/33 6,594
5,915,512 GNMA
3 .700 10/15/33 5,811
47,575 GNMA
5 .000 04/15/38 49
94,882 GNMA
6 .500 11/20/38 99
11,678,506 GNMA
5 .000 01/20/40 2,459
5,443,872 GNMA
4 .500 03/20/40 978
8,830,095 GNMA
5 .000 03/20/40 1,761
6,603,202 GNMA
3 .700 08/15/40 6,467
6,957,115 GNMA
2 .500 10/16/43 6,277
6,867,796 GNMA
2 .500 12/20/43 6,173
10,816,733 GNMA
2 .750 01/15/45 9,938
2,372,781 GNMA
3 .000 03/20/45 2,146
1,460,501 GNMA
4 .500 12/20/45 1,494
1,011,747 GNMA
4 .000 06/20/46 120
3,166,906 GNMA
5 .000 09/20/46 595
3,767,838 GNMA
3 .500 12/20/46 3,581
2,581,389 GNMA
3 .500 01/20/47 2,455
2,817,618 (c) GNMA, (TSFR1M + 5.986%)
1 .025 03/20/50 457
1,416,078 GNMA
3 .500 10/20/50 1,339
26,040,819 GNMA
3 .000 06/20/51 23,777
4,962,278 GNMA
3 .000 07/20/51 4,528
11,135,237 GNMA
3 .000 11/20/51 8,496
42,590,306 GNMA
3 .000 12/20/51 38,848
13,235,622 GNMA
3 .000 12/20/51 10,074
24,460,518 GNMA
3 .000 01/20/52 22,309
9,130,791 GNMA
3 .000 01/20/52 7,062
5,144,897 GNMA
2 .500 02/20/52 4,409
10,846,416 GNMA
3 .000 02/20/52 7,823
7,605,662 GNMA
4 .000 04/20/52 6,654
9,325,585 GNMA
5 .000 04/20/52 1,739
37,362,473 GNMA
3 .500 07/20/52 35,095
2,551,480 GNMA
4 .000 07/20/52 2,175
6,746,408 GNMA
4 .000 08/20/52 6,521
58,295,711 GNMA
4 .000 09/20/52 56,387
3,714,096 GNMA
4 .500 09/20/52 3,557
4,550,345 GNMA
4 .500 09/20/52 4,353
3,123,342 GNMA
4 .500 09/20/52 3,004
3,358,550 GNMA
4 .500 09/20/52 3,097
3,588,003 GNMA
5 .000 09/20/52 3,599
8,686,193 GNMA
5 .000 11/20/52 8,713
28,800,647 GNMA
3 .500 12/20/52 27,053
37,404,007 GNMA
4 .500 12/20/52 36,967
7,464,557 GNMA
4 .500 02/20/53 7,377
3,961,977 GNMA
4 .500 02/20/53 3,671
1,197,652 GNMA
5 .000 02/20/53 1,201
3,485,012 GNMA
5 .500 02/20/53 3,553
8,034,459 (c) GNMA, (SOFR30A + 6.950%)
1 .605 05/20/53 559
6,131,141 (c) GNMA, (SOFR30A + 23.205%)
2 .358 08/20/53 6,720
5,690,449 GNMA
3 .000 08/20/53 5,190
3,875,336 (c) GNMA, (SOFR30A + 25.350%)
4 .503 08/20/53 4,493
7,240,965 GNMA
5 .000 12/20/53 7,098
6,567,991 GNMA
2 .500 04/20/54 4,858
1,919,816 (c),(d) GS Mortgage-Backed Securities Corp Trust
2 .500 08/25/51 1,599
61,075,080 (c),(d) GS Mortgage-Backed Securities Trust
0 .151 08/25/51 502
7,587,710 (c),(d) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 6,349
4,307,249 (c),(d) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 3,593
2,605,684 (c),(d) GS Mortgage-Backed Securities Trust
2 .500 05/01/52 2,319
2,050,432 (c),(d) GS Mortgage-Backed Securities Trust
2 .831 05/28/52 1,699
21,547,831 (c),(d) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 18,870
108,423 (c) Impac CMB Trust, (TSFR1M + 0.774%)
5 .629 03/25/35 100

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 195,595 (c),(d) JP Morgan Mortgage Trust
3 .500% 05/25/47 $ 180
229,382 (c),(d) JP Morgan Mortgage Trust
3 .500 10/25/48 208
80,780 (c),(d) JP Morgan Mortgage Trust
4 .000 01/25/49 77
17,355,440 (c),(d) JP Morgan Mortgage Trust
0 .122 06/25/51 115
30,406,300 (c),(d) JP Morgan Mortgage Trust
0 .109 11/25/51 179
2,088,982 (c),(d) JP Morgan Mortgage Trust
2 .500 11/25/51 1,740
30,229,645 (c),(d) JP Morgan Mortgage Trust
0 .117 12/25/51 192
2,638,363 (c),(d) JP Morgan Mortgage Trust
2 .500 12/25/51 2,198
3,810,529 (c),(d) JP Morgan Mortgage Trust
2 .500 01/25/52 3,174
3,607,431 (c),(d) JP Morgan Mortgage Trust
3 .343 04/25/52 2,933
6,125,258 (c),(d) JP Morgan Mortgage Trust
2 .500 06/25/52 5,094
13,773,893 (c),(d) JP Morgan Mortgage Trust
3 .000 06/25/52 12,105
34,969,363 (d) JP Morgan Mortgage Trust
0 .224 07/25/52 408
6,024,024 (c),(d) JP Morgan Mortgage Trust
2 .500 07/25/52 5,010
6,897,255 (c),(d) JP Morgan Mortgage Trust
3 .000 07/25/52 6,064
9,051,313 (c),(d) JP Morgan Mortgage Trust
3 .250 07/25/52 7,902
9,114,184 (c),(d) JP Morgan Mortgage Trust
3 .000 08/25/52 7,890
4,809,731 (c),(d) JP Morgan Mortgage Trust
3 .000 10/25/52 4,164
4,719,897 (c),(d) JP Morgan Mortgage Trust
3 .000 11/25/52 4,092
6,463,787 (c),(d) JP Morgan Mortgage Trust
3 .000 04/25/53 5,596
384,851 (c),(d) JP Morgan Mortgage Trust
5 .000 06/25/53 378
2,634,091 (c),(d) JP Morgan Mortgage Trust
5 .500 06/25/53 2,617
3,503,486 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 2,918
2,560,399 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 2,294
2,296,230 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,913
382,536 (c),(d) New Residential Mortgage Loan Trust
2 .797 09/25/59 362
1,862,160 (c),(d) RCKT Mortgage Trust
3 .006 09/25/51 1,499
6,363,891 (c),(d) RCKT Mortgage Trust
2 .500 02/25/52 5,293
3,117,449 (c),(d) RCKT Mortgage Trust
3 .000 05/25/52 2,699
58,391 (c),(d) Sequoia Mortgage Trust
4 .000 06/25/49 56
160,831 (c),(d) Sequoia Mortgage Trust
3 .500 12/25/49 147
2,678,516 (c),(d) Sequoia Mortgage Trust
2 .500 06/25/51 2,251
264,748 (c),(d) Shellpoint Co-Originator Trust
3 .500 10/25/47 246
9,936,817 (c),(d) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 2.050%)
7 .395 12/25/33 10,143
2,785,000 (c),(d) STACR, (SOFR30A + 4.750%)
10 .030 02/25/42 2,951
8,185,000 (c),(d) STACR, (SOFR30A + 2.900%)
8 .180 04/25/42 8,476
3,000,000 (c),(d) STACR, (SOFR30A + 5.650%)
8 .647 04/25/42 3,242
17,190,000 (c),(d) STACR, (SOFR30A + 3.350%)
8 .630 05/25/42 18,039
15,033,292 (c),(d) STACR, (SOFR30A + 4.500%)
9 .780 06/25/42 16,141
8,616,000 (c),(d) STACR, (SOFR30A + 4.000%)
9 .280 07/25/42 9,176
8,695,000 (c),(d) STACR, (SOFR30A + 3.550%)
8 .830 08/25/42 9,188
6,727,557 (c),(d) STACR, (SOFR30A + 3.700%)
8 .980 09/25/42 7,114
8,225,000 (c),(d) STACR, (SOFR30A + 3.250%)
8 .513 04/25/43 8,653
7,785,000 (c),(d) STACR, (SOFR30A + 3.500%)
8 .780 05/25/43 8,251
58,931 (c),(d) STACR
3 .787 02/25/48 57
74,055 (c),(d) STACR
3 .847 05/25/48 72
2,890,000 (c),(d) STACR, (SOFR30A + 4.800%)
10 .080 10/25/50 3,300
982,000 (c),(d) Verus Securitization Trust
3 .207 11/25/59 939
327,211 (d) Verus Securitization Trust (Step Bond)
1 .733 05/25/65 313
TOTAL MORTGAGE BACKED 2,302,797
MUNICIPAL BONDS - 1.4%
10,090,000 American Municipal Power, Inc
6 .270 02/15/50 11,147
2,325,000 American Municipal Power, Inc
8 .084 02/15/50 3,175
1,170,000 Brunswick & Glynn County Development Authority
3 .060 04/01/25 1,164
18,490,000 California Earthquake Authority
5 .750 11/01/24 18,505
1,990,000 California Health Facilities Financing Authority
2 .984 06/01/33 1,797
2,130,000 California Health Facilities Financing Authority
4 .353 06/01/41 2,024
50,000 California Municipal Finance Authority
2 .288 08/15/28 47
3,035,000 City & County of Honolulu HI
2 .668 10/01/27 2,937
5,645,000 City & County of Honolulu HI
3 .974 09/01/35 5,447
1,615,000 City & County of Honolulu HI
4 .004 09/01/36 1,546
7,085,000 City & County of San Francisco CA
4 .000 04/01/47 5,809

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 5,500,000 City & County of San Francisco CA Community Facilities District
4 .000% 09/01/48 $ 4,705
7,790,000 City & County of San Francisco CA Community Facilities District
3 .482 09/01/50 6,003
1,240,000 City & County of San Francisco CA Community Facilities District No 2014
6 .332 09/01/51 1,331
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .091 09/01/36 306
1,000 City of Chicago IL
7 .750 01/01/42 1
1,000,000 City of Houston TX Combined Utility System Revenue
3 .375 11/15/24 998
7,500,000 City of Los Angeles CA
3 .880 09/01/38 7,010
1,125,000 City of Los Angeles CA
4 .750 09/01/38 1,140
5,445,000 City of Los Angeles CA
4 .800 09/01/39 5,513
7,190,000 City of Los Angeles CA
5 .000 09/01/42 7,261
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3 .158 05/15/29 1,475
1,780,000 (d) City of Miami FL
4 .808 01/01/39 1,746
3,000,000 City of New York NY
5 .828 10/01/53 3,454
4,835,000 City of Oakland CA
2 .070 01/15/29 4,514
3,025,000 City of Port Lions AK
7 .500 10/01/52 3,287
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3 .950 11/01/36 3,502
1,000,000 City of San Juan Capistrano CA
3 .700 08/01/31 985
5,255,000 City of Seattle WA Local Improvement District No 6751
2 .999 11/01/43 4,554
5,235,000 City of Seattle WA Local Improvement District No 6751
3 .079 11/01/43 4,503
1,000,000 (d) County of Gallatin MT
11 .500 09/01/27 1,042
3,500,000 (d) County of Gallatin MT
11 .500 09/01/27 3,648
5,000,000 County of Santa Clara CA
4 .970 08/01/39 5,117
10,000,000 District of Columbia Water & Sewer Authority
4 .814 10/01/14 9,680
4,655,000 (d) Florida Development Finance Corp
8 .250 07/01/57 4,794
18,153,334 Freddie Mac Multifamily Variable Rate Certificate
4 .050 08/25/38 17,691
640,000 Henry County Water Authority
3 .000 01/01/43 496
850,000 Henry County Water Authority
3 .200 01/01/49 623
1,000,000 Honolulu City & County Board of Water Supply
2 .327 07/01/32 891
6,430,000 Lavaca-Navidad River Authority
4 .430 08/01/35 6,430
1,025,000 Maine State Housing Authority
2 .331 11/15/30 915
2,495,000 Maryland Community Development Administration Housing Revenue
3 .797 03/01/39 2,222
1,500,000 Maryland Economic Development Corp
5 .433 05/31/56 1,562
3,925,000 Maryland Economic Development Corp
5 .942 05/31/57 4,089
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .020 07/01/28 2,804
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .485 07/01/32 2,663
595,000 Metropolitan Transportation Authority
5 .175 11/15/49 554
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5 .720 12/01/38 12,518
4,225,000 Minnesota Housing Finance Agency
5 .897 08/01/49 4,308
6,580,000 Minnesota Housing Finance Agency
5 .947 08/01/54 6,703
9,875,000 (c),(d) New Hampshire Business Finance Authority
5 .050 02/01/29 9,875
8,295,000 (c),(d) New Hampshire Business Finance Authority
4 .850 07/01/33 8,295
720,000 New Jersey Economic Development Authority
5 .298 03/01/32 759
2,500,000 New York City Housing Development Corp
3 .720 11/01/39 2,147
5,500,000 New York City Housing Development Corp
5 .448 08/01/54 5,533
17,500,000 New York Transportation Development Corp
5 .000 01/01/26 17,794
7,420,000 New York Transportation Development Corp
6 .971 06/30/51 7,744
2,500,000 Palm Beach County Solid Waste Authority
2 .636 10/01/24 2,500
6,925,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority
10 .000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3 .513 08/15/30 1,136
1,140,000 Pharr Economic Development Corp
3 .893 08/15/33 1,104
405,000 (a),(b) Public Finance Authority
15 .000 03/31/24 0 ^
1,735,000 (d) Public Finance Authority
7 .500 06/01/29 1,715
1,250,000 Redevelopment Authority of the City of Philadelphia
1 .927 09/01/27 1,177
1,005,000 Sales Tax Securitization Corp
5 .293 01/01/41 1,024
10,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4 .655 10/01/27 10,246
2,000,000 San Francisco City & County Redevelopment Agency
4 .375 08/01/44 1,800
1,495,000 South Dakota Housing Development Authority
5 .460 05/01/53 1,533
3,000 State of Wisconsin
5 .700 05/01/26 3
1,650,000 (d) Syracuse Industrial Development Agency
5 .000 01/01/36 1,277
2,280,000 Tampa Bay Water
2 .612 10/01/25 2,247
3,225,000 Tampa Bay Water
2 .782 10/01/26 3,182
3,000,000 Tampa Bay Water
2 .952 10/01/27 2,965

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 1,255,000 Texas Water Development Board
4 .248% 10/15/35 $ 1,248
4,170,000 Texas Water Development Board
4 .648 04/15/50 4,042
5,000,000 Tuolumne Wind Project Authority
6 .918 01/01/34 5,588
1,000,000 University of Cincinnati
3 .250 06/01/29 1,000
18,000,000 University of New Mexico
3 .532 06/20/32 17,628
500,000 Upper Allegheny Joint Sanitary Authority
3 .550 09/01/39 437
1,500,000 Upper Allegheny Joint Sanitary Authority
3 .800 09/01/49 1,230
1,000,000 Washington County Clean Water Services
5 .078 10/01/24 1,000
TOTAL MUNICIPAL BONDS 320,866
U.S. TREASURY SECURITIES - 8.3%
35,830,000 United States Treasury Bond
2 .875 11/15/46 28,808
2,500,000 United States Treasury Bond
3 .000 02/15/49 2,024
1,525,000 United States Treasury Note
2 .250 10/31/24 1,522
245,074,000 United States Treasury Note
3 .500 09/30/26 244,394
92,318,000 United States Treasury Note
3 .375 09/15/27 91,849
15,031,000 United States Treasury Note
0 .500 10/31/27 13,691
28,250,000 United States Treasury Note
1 .125 08/31/28 25,735
125,259,000 United States Treasury Note
3 .500 09/30/29 124,887
238,530,000 United States Treasury Note
3 .625 09/30/31 238,083
277,187,000 United States Treasury Note
3 .875 08/15/34 279,136
14,508,000 United States Treasury Note
1 .875 02/15/41 10,638
4,700,000 United States Treasury Note
2 .250 05/15/41 3,643
232,705,800 United States Treasury Note
2 .375 02/15/42 181,238
29,796,000 United States Treasury Note
3 .250 05/15/42 26,490
240,158,000 United States Treasury Note
4 .125 08/15/44 238,282
40,008,000 United States Treasury Note
2 .250 02/15/52 27,282
274,183,000 United States Treasury Note
4 .625 05/15/54 297,403
8,341,000 United States Treasury Note
4 .375 08/15/54 8,517
TOTAL U.S. TREASURY SECURITIES 1,843,622
TOTAL GOVERNMENT BONDS
(Cost $5,554,858) 5,488,017
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.8%
ASSET BACKED - 1.1%
2,122,046 (d) Air Canada Pass Through Trust
3 .550 01/15/30 1,983
Series - 2017 1 (Class A)
900,000 (d) AMSR Trust
3 .148 01/19/39 874
Series - 2019 SFR1 (Class C)
1,000,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%)
7 .311 10/15/35 134
Series - 2020 EYP (Class C)
102,401 (c) C-BASS Trust, (TSFR1M + 0.274%)
3 .295 07/25/36 100
Series - 2006 CB6 (Class A1)
3,804,121 Delta Air Lines Pass Through Trust
2 .000 06/10/28 3,557
Series - 2020 1 (Class AA)
14,557,351 Delta Air Lines Pass Through Trust
2 .500 06/10/28 13,715
Series - 2020 1 (Class A)
32,476 (c),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%)
6 .069 05/25/37 32
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC
8 .300 08/20/53 6,014
Series - 2023 1 (Class B)
7,540,000 (d) Frontier Issuer LLC
6 .190 06/20/54 7,854
Series - 2024 1 (Class A2)
1,500,000 (d) Frontier Issuer LLC
11 .160 06/20/54 1,720
Series - 2024 1 (Class C)
2,946,298 (d) GoodLeap Sustainable Home Solutions Trust
2 .100 05/20/48 2,384
Series - 2021 3CS (Class A)
3,145,033 (d) GoodLeap Sustainable Home Solutions Trust
1 .930 07/20/48 2,529
Series - 2021 4GS (Class A)
11,487,204 (d) GoodLeap Sustainable Home Solutions Trust
2 .310 10/20/48 9,494
Series - 2021 5CS (Class A)

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 4,000,235 (d) GoodLeap Sustainable Home Solutions Trust
2 .700% 01/20/49 $ 3,435
Series - 2022 1GS (Class A)
3,011,667 (d) GoodLeap Sustainable Home Solutions Trust
2 .940 01/20/49 2,356
Series - 2022 1GS (Class B)
14,017,665 (d) GoodLeap Sustainable Home Solutions Trust
4 .950 07/20/49 13,427
Series - 2022 3CS (Class A)
8,297,000 (d) Grace Trust
2 .347 12/10/40 7,196
Series - 2020 GRCE (Class A)
1,746,266 (d) HERO Funding Trust
3 .840 09/21/40 1,636
Series - 2015 1A (Class A)
458,517 (d) HERO Funding Trust
3 .990 09/21/40 436
Series - 2014 2A (Class A)
888,594 (d) HERO Funding Trust
3 .750 09/20/41 829
Series - 2016 2A (Class A)
809,420 (d) HERO Funding Trust
4 .050 09/20/41 764
Series - 2016 1A (Class A)
314,485 (d) HERO Funding Trust
3 .080 09/20/42 285
Series - 2016 3A (Class A1)
2,516,022 (d) HERO Funding Trust
3 .710 09/20/47 2,298
Series - 2017 1A (Class A1)
2,461,247 (d) HERO Funding Trust
3 .190 09/20/48 2,194
Series - 2017 3A (Class A1)
579,981 (d) HERO Funding Trust
3 .280 09/20/48 520
Series - 2017 2A (Class A1)
2,686,334 (d) HERO Funding Trust
4 .670 09/20/48 2,541
Series - 2018 1A (Class A2)
2,073,866 (d) HERO Funding Trust
2 .240 09/20/51 1,743
Series - 2021 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC
5 .570 09/25/29 7,548
Series - 2023 2A (Class A)
9,932 (c) Home Equity Asset Trust, (TSFR1M + 1.614%)
3 .986 06/25/33 10
Series - 2003 1 (Class M1)
599,972 (c),(d) Invitation Homes Trust, (TSFR1M + 1.364%)
6 .461 01/17/38 599
Series - 2018 SFR4 (Class B)
2,901,798 (d) Loanpal Solar Loan Ltd
2 .290 01/20/48 2,387
Series - 2021 1GS (Class A)
5,025,051 (d) Loanpal Solar Loan Ltd
2 .220 03/20/48 3,999
Series - 2021 2GS (Class A)
2,500,000 (a),(d) Mosaic Solar Loan Trust
0 .000 04/20/46 1,283
Series - 2020 1A (Class R)
1,094,925 (d) Mosaic Solar Loan Trust
2 .100 04/20/46 975
Series - 2020 1A (Class A)
1,515,298 (d) Mosaic Solar Loan Trust
3 .100 04/20/46 1,334
Series - 2020 1A (Class B)
1,803,480 (d) Mosaic Solar Loan Trust
2 .050 12/20/46 1,407
Series - 2021 1A (Class B)
1,305,000 (d) Mosaic Solar Loan Trust
10 .000 09/20/49 1,160
Series - 2024 1A (Class D)
2,727,101 (d) Mosaic Solar Loan Trust
1 .440 06/20/52 2,250
Series - 2021 3A (Class A)
2,372,135 (d) Mosaic Solar Loans LLC
3 .820 06/22/43 2,251
Series - 2017 2A (Class A)
2,897,712 (d) Mosaic Solar Loans LLC
1 .640 04/22/47 2,443
Series - 2021 2A (Class A)
750,000 (d) Progress Residential Trust
2 .711 11/17/40 688
Series - 2021 SFR9 (Class D)
1,745,179 (d) Renew
3 .670 09/20/52 1,597
Series - 2017 1A (Class A)
3,569,657 (d) Renew
3 .950 09/20/53 3,327
Series - 2018 1 (Class A)
3,378,846 (d) Renew
2 .060 11/20/56 2,824
Series - 2021 1 (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 4,640,899 SCE Recovery Funding LLC
0 .861% 11/15/31 $ 4,132
Series - 2021 A-1 (Class A)
208,319 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%)
5 .869 09/25/34 199
Series - 2004 8 (Class M1)
6,124,266 (d) Sunnova Helios VII Issuer LLC
2 .030 10/20/48 5,086
Series - 2021 C (Class A)
3,466,672 (d) Sunnova Helios VIII Issuer LLC
2 .790 02/22/49 3,085
Series - 2022 A (Class A)
2,298,393 (d) Sunnova Helios XII Issuer LLC
5 .600 08/22/50 2,206
Series - 2023 B (Class B)
2,549,540 (d) Sunrun Athena Issuer LLC
5 .310 04/30/49 2,468
Series - 2018 1 (Class A)
8,319,308 (d) Sunrun Atlas Issuer LLC
3 .610 02/01/55 7,785
Series - 2019 2 (Class A)
5,208,568 (d) Sunrun Callisto Issuer LLC
2 .270 01/30/57 4,513
Series - 2021 2A (Class A)
4,999,997 (d) Sunrun Julius Issuer LLC
6 .600 01/30/59 5,095
Series - 2023 2A (Class A1)
6,631,464 (d) Sunrun Jupiter Issuer LLC
4 .750 07/30/57 6,392
Series - 2022 1A (Class A)
3,039,614 (d) Sunrun Neptune Issuer LLC
6 .270 02/01/55 3,147
Series - 2024 1A (Class A)
5,368,156 (d) Tesla Auto Lease Trust
5 .860 08/20/25 5,373
Series - 2023 A (Class A2)
4,625,000 (d) Tesla Auto Lease Trust
5 .890 06/22/26 4,651
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust
6 .130 09/21/26 9,513
Series - 2023 B (Class A3)
2,385,000 (d) Tesla Auto Lease Trust
6 .220 03/22/27 2,429
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust
5 .300 06/21/27 5,446
Series - 2024 A (Class A3)
5,380,000 (d) Tesla Auto Lease Trust
6 .570 08/20/27 5,500
Series - 2023 B (Class B)
6,462,172 (d) Tesla Electric Vehicle Trust
5 .540 12/21/26 6,483
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust
5 .380 06/20/28 4,724
Series - 2023 1 (Class A3)
1,500,000 (d) Tesla Electric Vehicle Trust
5 .380 02/20/29 1,540
Series - 2023 1 (Class A4)
569,552 Toyota Auto Receivables Owner Trust
0 .260 11/17/25 567
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust
0 .530 10/15/26 9,676
Series - 2021 B (Class A4)
12,964,391 (d) Vivint Colar Financing V LLC
4 .730 04/30/48 12,360
Series - 2018 1A (Class A)
4,316,908 (d) Vivint Solar Financing VII LLC
2 .210 07/31/51 3,835
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 242,337
OTHER MORTGAGE BACKED - 2.7%
68,515 (c),(d) Agate Bay Mortgage Trust
3 .500 09/25/45 64
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%)
7 .461 04/15/34 2,923
Series - 2021 ACEN (Class C)
4,000,000 (d) BANK
2 .500 10/17/52 2,756
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK
3 .517 10/17/52 5,394
Series - 2019 BN21 (Class C)
8,000,000 (c) BANK
3 .576 11/15/62 6,931
Series - 2019 BN22 (Class C)
2,750,000 (d) BBCMS Mortgage Trust
4 .798 08/10/35 2,492
Series - 2015 SRCH (Class C)

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 4,940,000 (c),(d) BBCMS Mortgage Trust
4 .409% 08/05/38 $ 4,050
Series - 2018 CHRS (Class E)
1,316,000 (c),(d) BBCMS Trust
5 .122 08/10/35 1,146
Series - 2015 SRCH (Class D)
8,870,000 (c),(d) Benchmark Mortgage Trust
4 .029 03/15/62 6,222
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A
3 .776 02/17/55 4,533
Series - 2022 C1 (Class 360A)
4,690,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%)
6 .409 10/15/38 4,636
Series - 2021 XL2 (Class C)
6,000,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.840%)
6 .937 01/17/39 5,890
Series - 2022 AHP (Class B)
6,000,000 (c),(d) BX TRUST, (TSFR1M + 1.490%)
6 .587 01/17/39 5,917
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust
5 .636 06/25/34 2,668
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust
3 .879 11/10/49 1,721
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers
3 .097 11/13/39 875
Series - 2019 CPT (Class B)
2,000,000 (c) Citigroup Commercial Mortgage Trust
4 .271 04/10/48 1,908
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust
3 .018 08/10/56 1,432
Series - 2019 GC41 (Class AS)
3,740,000 (c),(d) COMM Mortgage Trust
3 .527 10/10/29 3,567
Series - 2017 PANW (Class B)
3,000,000 (c),(d) COMM Mortgage Trust
3 .712 10/10/29 2,803
Series - 2017 PANW (Class C)
5,120,000 (d) COMM Mortgage Trust
4 .353 08/10/30 4,988
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust
3 .376 01/10/39 3,949
Series - 2022 HC (Class C)
3,500,000 (c),(d) COMM Mortgage Trust
4 .199 03/10/48 2,629
Series - 2015 CR22 (Class D)
1,100,000 (c) COMM Mortgage Trust
4 .408 05/10/48 1,022
Series - 2015 CR23 (Class C)
1,000,000 (c) COMM Mortgage Trust
4 .408 05/10/48 789
Series - 2015 CR23 (Class D)
2,500,000 (c) COMM Mortgage Trust
3 .463 08/10/48 2,196
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust
3 .263 08/15/57 915
Series - 2019 GC44 (Class AM)
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates
4 .084 01/10/39 3,543
Series - 2022 HC (Class D)
22,929,198 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%)
8 .780 03/25/42 24,126
Series - 2022 R03 (Class 1M2)
4,985,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%)
8 .280 04/25/42 5,151
Series - 2022 R05 (Class 2M2)
15,710,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%)
9 .130 05/25/42 16,709
Series - 2022 R06 (Class 1M2)
4,798,240 (c),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%)
8 .880 07/25/42 5,074
Series - 2022 R08 (Class 1M2)
19,020,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%)
10 .013 09/25/42 20,781
Series - 2022 R09 (Class 2M2)
25,009,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%)
9 .013 12/25/42 26,845
Series - 2023 R01 (Class 1M2)
15,420,000 (d) CPT Mortgage Trust
2 .865 11/13/39 13,808
Series - 2019 CPT (Class A)
1,750,000 (c),(d) CPT Mortgage Trust
3 .097 11/13/39 1,321
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust
3 .854 11/10/32 3,375
Series - 2017 CALI (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (c),(d) Credit Suisse Mortgage Capital Certificates
3 .388% 10/25/59 $ 1,911
Series - 2019 NQM1 (Class M1)
2,834,952 (c),(d) Credit Suisse Mortgage Capital Certificates
2 .405 10/25/66 2,503
Series - 2021 NQM8 (Class A3)
6,650,000 (c),(d) CSAIL Commercial Mortgage Trust
3 .800 06/15/37 6,139
Series - 2017 C8 (Class 85BA)
6,100,000 (c),(d) CSAIL Commercial Mortgage Trust
3 .800 06/15/37 5,293
Series - 2017 C8 (Class 85BB)
102,725,000 (c),(d) DOLP Trust
0 .665 05/10/41 3,439
Series - 2021 NYC (Class X)
7,491,280 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%)
6 .531 11/15/38 7,464
Series - 2021 ELP (Class C)
2,996,512 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%)
7 .330 11/15/38 2,983
Series - 2021 ELP (Class E)
483,347 (c),(d) Flagstar Mortgage Trust
3 .984 10/25/47 440
Series - 2017 2 (Class B3)
2,094,142 (c),(d) Flagstar Mortgage Trust
4 .004 04/25/48 1,898
Series - 2018 2 (Class B4)
29,673 (c),(d) Flagstar Mortgage Trust
4 .000 09/25/48 28
Series - 2018 5 (Class A11)
822,771 (c),(d) Flagstar Mortgage Trust
3 .999 12/25/49 736
Series - 2019 2 (Class B4)
1,325,542 (c),(d) Flagstar Mortgage Trust
2 .500 04/25/51 1,105
Series - 2021 2 (Class A4)
4,075,991 (c),(d) Flagstar Mortgage Trust
2 .500 06/01/51 3,395
Series - 2021 4 (Class A21)
2,913,943 (c),(d) Flagstar Mortgage Trust
3 .345 07/25/51 2,347
Series - 2021 5INV (Class B4)
1,907,284 (c),(d) Flagstar Mortgage Trust
2 .969 11/25/51 1,549
Series - 2021 12 (Class B3)
10,260,000 Freddie Mac Multiclass Certificates Series
1 .878 01/25/31 9,023
Series - 2021 P009 (Class A2)
7,324,000 (c) Freddie Mac Multiclass Certificates Series
2 .852 02/25/32 6,512
Series - 2022 P013 (Class A2)
13,750,000 (c) Freddie Mac Multiclass Certificates Series
4 .759 09/25/33 13,868
Series - 2024 P016 (Class A2)
8,076,732 Freddie Mac Multifamily ML Certificates
1 .877 07/25/37 6,694
Series - 2021 21-ML08 (Class ML08)
38,677,621 (c),(d) Freddie Mac Multifamily ML Certificates
1 .781 11/25/37 4,507
Series - 2021 ML08 (Class XCA)
15,487,311 Freddie Mac Multifamily ML Certificates
2 .340 07/25/41 13,186
Series - 2021 ML12 (Class AUS)
3,399,294 Freddie Mac Multifamily Structured Pass Through Certificates
3 .871 07/25/33 3,295
Series - 2015 Q002 (Class A2)
1,024,918 Freddie Mac Multifamily Structured Pass Through Certificates
1 .518 09/25/35 823
Series - 2020 Q012 (Class A3)
4,352,654 Freddie Mac Multifamily Structured Pass Through Certificates
1 .555 01/25/36 3,638
Series - 2020 Q014 (Class A1)
16,248,278 Freddie Mac Multifamily Variable Rate Certificate
3 .150 10/15/36 14,899
Series - 2022 M068 (Class A)
1,705,000 Freddie Mac Multifamily Variable Rate Certificate
4 .013 04/15/37 1,744
Series - 2022 M069 (Class A)
5,905,000 Freddie Mac Multifamily Variable Rate Certificate
1 .761 09/15/38 4,852
Series - 2020 M061 (Class A)
11,875,000 (d) Frontier Issuer LLC
6 .600 08/20/53 12,204
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust, (TSFR1M + 0.914%)
6 .011 02/15/38 1,194
Series - 2021 GCT (Class A)
3,000,000 GS Mortgage Securities Trust
3 .143 10/10/49 2,869
Series - 2016 GS3 (Class AS)
830,000 (c) GS Mortgage Securities Trust
4 .075 11/10/49 716
Series - 2016 GS4 (Class C)

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 326,122 (c),(d) GS Mortgage-Backed Securities Corp Trust
3 .000% 01/25/51 $ 285
Series - 2020 PJ4 (Class A4)
23,897,799 (c),(d) GS Mortgage-Backed Securities Corp Trust
0 .255 03/27/51 284
Series - 2020 PJ5 (Class AX1)
650,722 (c),(d) GS Mortgage-Backed Securities Corp Trust
3 .000 03/27/51 569
Series - 2020 PJ5 (Class A4)
1,564,671 (c),(d) GS Mortgage-Backed Securities Corp Trust
2 .500 05/25/51 1,306
Series - 2020 PJ6 (Class A4)
5,151,940 (c),(d) GS Mortgage-Backed Securities Corp Trust
2 .500 10/25/51 4,294
Series - 2021 PJ5 (Class A4)
4,489,619 (c),(d) GS Mortgage-Backed Securities Corp Trust
3 .000 06/25/52 3,887
Series - 2022 PJ2 (Class A36)
2,189,501 (c),(d) GS Mortgage-Backed Securities Corp Trust
3 .000 09/25/52 1,898
Series - 2022 PJ4 (Class A36)
395,124 (c),(d) GS Mortgage-Backed Securities Trust
3 .625 05/25/50 347
Series - 2020 PJ1 (Class B2)
9,794,574 (c),(d) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 8,158
Series - 2021 PJ7 (Class A4)
4,388,505 (c),(d) GS Mortgage-Backed Securities Trust
2 .500 01/25/52 3,657
Series - 2021 PJ8 (Class A4)
2,455,866 (c),(d) GS Mortgage-Backed Securities Trust
2 .721 01/25/52 1,981
Series - 2021 PJ7 (Class B2)
5,056,046 (c),(d) GS Mortgage-Backed Securities Trust
3 .000 10/25/52 4,377
Series - 2022 PJ5 (Class A36)
2,783,501 (c),(d) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 2,410
Series - 2022 PJ6 (Class A24)
5,570,381 (c),(d) GS Mortgage-Backed Securities Trust
3 .500 02/25/53 4,997
Series - 2023 PJ1 (Class A24)
3,785,000 (d) Hudson Yards Mortgage Trust
2 .835 08/10/38 3,638
Series - 2016 10HY (Class A)
5,000,000 (c),(d) Hudson Yards Mortgage Trust
3 .076 08/10/38 4,791
Series - 2016 10HY (Class B)
5,000,000 (c),(d) Hudson Yards Mortgage Trust
3 .076 08/10/38 4,758
Series - 2016 10HY (Class C)
7,000,000 (d) Hudson Yards Mortgage Trust
3 .228 07/10/39 6,483
Series - 2019 30HY (Class A)
7,000,000 (c),(d) Hudson Yards Mortgage Trust
3 .041 12/10/41 5,587
Series - 2019 55HY (Class E)
4,000,000 (c),(d) Hudson Yards Mortgage Trust
3 .041 12/10/41 3,408
Series - 2019 55HY (Class D)
480,000 (c),(d) Imperial Fund Mortgage Trust
3 .531 10/25/55 441
Series - 2020 NQM1 (Class M1)
3,500,000 (d) Jackson Park Trust
2 .766 10/14/39 3,152
Series - 2019 LIC (Class A)
1,700,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%)
7 .231 10/15/33 1,593
Series - 2020 609M (Class B)
2,000,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.534%)
7 .631 10/15/33 1,781
Series - 2020 609M (Class C)
876,024 (c),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%)
6 .676 12/25/44 848
Series - 2015 1 (Class B1)
69,093 (c),(d) JP Morgan Mortgage Trust
3 .500 05/25/45 65
Series - 2015 3 (Class A19)
376,999 (c),(d) JP Morgan Mortgage Trust
3 .500 10/25/45 351
Series - 2015 6 (Class A13)
284,412 (c),(d) JP Morgan Mortgage Trust
3 .500 09/25/48 259
Series - 2018 3 (Class A13)
797,701 (c),(d) JP Morgan Mortgage Trust
3 .500 10/25/48 728
Series - 2018 5 (Class A13)
725,411 (c),(d) JP Morgan Mortgage Trust
5 .425 10/26/48 726
Series - 2017 5 (Class A2)
863,062 (c),(d) JP Morgan Mortgage Trust
3 .871 11/25/48 764
Series - 2017 4 (Class B5)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 176,234 (c),(d) JP Morgan Mortgage Trust
4 .000% 02/25/49 $ 168
Series - 2018 9 (Class A13)
149,049 (c),(d) JP Morgan Mortgage Trust
4 .000 05/25/49 142
Series - 2019 1 (Class A15)
1,515,893 (c),(d) JP Morgan Mortgage Trust
3 .818 06/25/50 1,364
Series - 2020 1 (Class B2)
19,804,788 (c),(d) JP Morgan Mortgage Trust
0 .137 07/25/51 149
Series - 2021 3 (Class AX1)
13,892,746 (c),(d) JP Morgan Mortgage Trust
0 .131 08/25/51 99
Series - 2021 4 (Class AX1)
2,575,535 (c),(d) JP Morgan Mortgage Trust
2 .881 08/25/51 2,097
Series - 2021 4 (Class B2)
26,784,421 (c),(d) JP Morgan Mortgage Trust
0 .135 10/25/51 203
Series - 2021 6 (Class AX1)
2,993,199 (c),(d) JP Morgan Mortgage Trust
2 .500 10/25/51 2,495
Series - 2021 6 (Class A15)
1,123,519 (c),(d) JP Morgan Mortgage Trust
2 .500 12/25/51 936
Series - 2021 10 (Class A15)
2,928,974 (c),(d) JP Morgan Mortgage Trust
3 .215 01/25/52 2,349
Series - 2021 INV4 (Class B4)
1,016,471 (c),(d) JP Morgan Mortgage Trust
2 .500 02/25/52 845
Series - 2021 12 (Class A15)
3,484,223 (c),(d) JP Morgan Mortgage Trust
3 .139 04/25/52 2,792
Series - 2021 13 (Class B4)
1,674,971 (c),(d) JP Morgan Mortgage Trust
2 .500 05/25/52 1,393
Series - 2021 14 (Class A15)
3,094,324 (c),(d) JP Morgan Mortgage Trust
2 .927 05/25/52 2,631
Series - 2021 LTV2 (Class A3)
959,647 (c),(d) JP Morgan Mortgage Trust
3 .286 05/25/52 780
Series - 2021 INV8 (Class B4)
6,491,220 (c),(d) JP Morgan Mortgage Trust
3 .000 08/25/52 5,620
Series - 2022 2 (Class A25)
5,794,095 (c),(d) JP Morgan Mortgage Trust
3 .500 09/25/52 5,220
Series - 2022 LTV2 (Class A6)
3,142,857 (c),(d) JP Morgan Mortgage Trust
3 .000 12/25/52 2,721
Series - 2022 7 (Class 1A17)
1,549,077 (c),(d) JP Morgan Mortgage Trust
4 .000 12/25/52 1,439
Series - 2022 7 (Class 2A6A)
20,874,162 (c),(d) JP Morgan Mortgage Trust Series
3 .000 05/25/54 18,071
Series - 2024 3 (Class A9)
4,000,000 (d) Liberty Street Trust
3 .597 02/10/36 3,793
Series - 2016 225L (Class A)
2,000,000 (c),(d) Manhattan West
2 .413 09/10/39 1,832
Series - 2020 1MW (Class C)
1,850,000 (d) MCR Mortgage Trust
5 .924 06/12/39 1,895
Series - 2024 TWA (Class A)
2,169,000 (c),(d) Menora Mivtachim Holdings Ltd
4 .070 02/17/55 1,567
Series - 2022 C1 (Class 360D)
129,081 (c) Morgan Stanley Capital I Trust
6 .282 12/12/49 46
Series - 2007 IQ16 (Class AJFX)
804,164 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2 .500 07/25/51 721
Series - 2021 4 (Class A4)
6,555,495 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
4 .000 02/25/53 6,099
Series - 2023 1 (Class A7)
3,000,000 (c),(d) MSDB Trust
3 .427 07/11/39 2,767
Series - 2017 712F (Class A)
4,880,929 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%)
5 .915 07/15/36 4,408
Series - 2019 MILE (Class A)
6,750,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%)
6 .976 07/15/36 5,723
Series - 2019 MILE (Class B)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%)
7 .376 07/15/36 3,358
Series - 2019 MILE (Class C)

Social Choice

Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 9,800,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%)
8 .676% 07/15/36 $ 6,850
Series - 2019 MILE (Class E)
1,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%)
9 .426 07/15/36 966
Series - 2019 MILE (Class F)
26,414 (c) New York Mortgage Trust, (TSFR1M + 0.594%)
5 .449 02/25/36 26
Series - 2005 3 (Class A1)
4,803,112 (c),(d) OBX Trust
2 .500 07/25/51 4,001
Series - 2021 J2 (Class A19)
6,948,363 (c),(d) OBX Trust
3 .500 08/25/52 6,320
Series - 2022 J2 (Class A1)
1,447,069 (c),(d) Oceanview Mortgage Trust
2 .500 05/25/51 1,206
Series - 2021 1 (Class A19)
1,700,154 (c),(d) Oceanview Mortgage Trust
4 .500 11/25/52 1,639
Series - 2022 1 (Class A1)
11,800,000 (d) One Bryant Park Trust
2 .516 09/15/54 10,516
Series - 2019 OBP (Class A)
3,432,374 (d) One Market Plaza Trust
3 .614 02/10/32 3,137
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust
3 .845 02/10/32 892
Series - 2017 1MKT (Class B)
2,791,621 (c),(d) RCKT Mortgage Trust
2 .500 06/25/51 2,327
Series - 2021 2 (Class A21)
2,392,620 (c),(d) RCKT Mortgage Trust
2 .778 07/25/51 1,875
Series - 2021 3 (Class B4)
4,664,776 (c),(d) RCKT Mortgage Trust
2 .500 09/25/51 3,882
Series - 2021 4 (Class A21)
4,853,550 (c),(d) RCKT Mortgage Trust
2 .920 11/25/51 3,843
Series - 2021 5 (Class B4)
4,867,228 (c),(d) RCKT Mortgage Trust
3 .500 06/25/52 4,378
Series - 2022 4 (Class A22)
385,138 (c),(d) Sequoia Mortgage Trust
3 .500 05/25/45 358
Series - 2015 2 (Class A1)
165,605 (c),(d) Sequoia Mortgage Trust
3 .500 06/25/46 154
Series - 2016 1 (Class A19)
601,635 (c),(d) Sequoia Mortgage Trust
3 .722 09/25/47 568
Series - 2017 6 (Class B1)
8,099 (c),(d) Sequoia Mortgage Trust
4 .000 09/25/48 8
Series - 2018 7 (Class A19)
1,421,381 (c),(d) Sequoia Mortgage Trust
3 .000 04/25/50 1,238
Series - 2020 3 (Class A19)
3,460,299 (c),(d) Sequoia Mortgage Trust
5 .000 01/25/53 3,380
Series - 2023 1 (Class A19)
78,068,000 (c),(d) SLG Office Trust
0 .258 07/15/41 1,080
Series - 2021 OVA (Class X)
1,125,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%)
6 .468 11/15/36 1,115
Series - 2021 LIH (Class AS)
4,000,000 (d) SUMIT Mortgage Trust
2 .789 02/12/41 3,235
Series - 2022 BVUE (Class A)
2,295,020 (c),(d) Verus Securitization Trust
2 .240 10/25/66 1,987
Series - 2021 7 (Class A3)
1,095,000 (c),(d) WB Commercial Mortgage Trust
6 .134 03/15/40 1,110
Series - 2024 HQ (Class A)
7,150,000 (d) Wells Fargo Commercial Mortgage Trust
6 .011 06/10/37 7,420
Series - 2024 SVEN (Class A)
90,312 (c),(d) Wells Fargo Mortgage Backed Securities Trust
4 .000 04/25/49 87
Series - 2019 2 (Class A17)
623,689 (c),(d) Wells Fargo Mortgage Backed Securities Trust
3 .000 07/25/50 547
Series - 2020 4 (Class A17)
6,430,795 (c),(d) Wells Fargo Mortgage Backed Securities Trust
2 .500 06/25/51 5,356
Series - 2021 2 (Class A17)
2,203,743 (c),(d) Wells Fargo Mortgage Backed Securities Trust
2 .500 12/25/51 1,833
Series - 2022 2 (Class A18)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 145,780 (c),(d) WinWater Mortgage Loan Trust
3 .927% 06/20/44 $ 125
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 589,408
TOTAL STRUCTURED ASSETS
(Cost $891,257) 831,745
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 59.6%
AUTOMOBILES & COMPONENTS - 1.5%
2,283 (h) Aptiv plc 164
171,543 Bayerische Motoren Werke AG. 15,171
392,600 Bridgestone Corp 15,161
438,313 Cie Generale des Etablissements Michelin S.C.A 17,801
151,429 Continental AG. 9,813
320,278 Daimler AG. (Registered) 20,754
2,058,190 Honda Motor Co Ltd 21,974
789,600 Isuzu Motors Ltd 10,766
9,879 (e),(h) Rivian Automotive, Inc 111
779,148 (h) Tesla, Inc 203,849
1,203,469 Yamaha Motor Co Ltd 10,839
TOTAL AUTOMOBILES & COMPONENTS 326,403
BANKS - 2.4%
828,281 Australia & New Zealand Banking Group Ltd 17,407
2,297,240 Banco Bilbao Vizcaya Argentaria S.A. 24,815
1,463,832 Bank Hapoalim Ltd 14,672
4,374,500 BOC Hong Kong Holdings Ltd 13,860
378,230 Citigroup, Inc 23,677
1,366 Citizens Financial Group, Inc 56
510,234 Commonwealth Bank of Australia 47,593
732,739 DNB Bank ASA 15,026
277,733 Erste Bank der Oesterreichischen Sparkassen AG. 15,219
5,379,520 HSBC Holdings plc 48,260
4,198 Huntington Bancshares, Inc 62
6,213,798 Intesa Sanpaolo S.p.A. 26,599
847,080 JPMorgan Chase & Co 178,615
205,268 KBC Groep NV 16,331
2,557 Keycorp 43
1,042,521 Mizuho Financial Group, Inc 21,550
1,880,167 Oversea-Chinese Banking Corp 22,009
2,518 PNC Financial Services Group, Inc 465
17,864 Regions Financial Corp 417
567,606 Societe Generale 14,144
1,664,230 Standard Chartered plc 17,651
1,476,618 Svenska Handelsbanken AB 15,168
8,538 Truist Financial Corp 365
TOTAL BANKS 534,004
CAPITAL GOODS - 5.0%
3,206 3M Co 438
564,475 ABB Ltd 32,748
2,682 Aecom Technology Corp 277
95,050 Alfa Laval AB 4,570
51 Allegion plc 7
246,559 Ashtead Group plc 19,104
556,944 Assa Abloy AB 18,763
1,204,229 Atlas Copco AB 23,338
1,047,638 Atlas Copco AB 17,975
85,053 (h) Axon Enterprise, Inc 33,987
272,149 Bouygues S.A. 9,109
176,537 Bunzl plc 8,361
588,683 Carrier Global Corp 47,383
258,409 Caterpillar, Inc 101,069
17,300 CNH Industrial NV 192

Social Choice

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
428 Cummins, Inc $ 139
131,600 Daikin Industries Ltd 18,472
103,128 DCC plc 7,041
124,531 Deere & Co 51,971
396 Dover Corp 76
265,447 Eaton Corp plc 87,980
98,775 Eiffage S.A. 9,538
360,184 Emerson Electric Co 39,393
116,048 Epiroc AB 2,201
169,686 Epiroc AB 3,675
600,355 Fanuc Ltd 17,633
7,686 Fastenal Co 549
1,880 Fortive Corp 148
3,852 Fortune Brands Innovations, Inc 345
83,725 GEA Group AG. 4,106
7,343 Geberit AG. 4,794
2,855 Graco, Inc 250
144,700 (e) Hitachi Construction Machinery Co Ltd 3,547
386 IDEX Corp 83
259,778 Illinois Tool Works, Inc 68,080
629,322 Ingersoll Rand, Inc 61,774
6,519 Johnson Controls International plc 506
2,004,970 Keppel Corp Ltd 10,299
597,000 Komatsu Ltd 16,713
931,800 Kubota Corp 13,305
164,794 Legrand S.A. 18,985
86 Lennox International, Inc 52
295,121 (e) Metso Outotec Oyj 3,156
1,064,600 Mitsubishi Electric Corp 17,269
253,100 Obayashi Corp 3,225
386 Owens Corning, Inc 68
455 Pentair plc 45
166,551 Quanta Services, Inc 49,657
252,848 Rexel S.A. 7,329
957 Rockwell Automation, Inc 257
772,351 Sandvik AB 17,283
168,876 Schneider Electric S.A. 44,517
227,689 Siemens AG. 46,063
67,523 SKF AB (B Shares) 1,345
669 Toro Co 58
68,992 Trane Technologies plc 26,819
20,789 United Rentals, Inc 16,833
614,161 Vestas Wind Systems A.S. 13,514
771,351 Volvo AB (B Shares) 20,404
46,237 W.W. Grainger, Inc 48,031
638,265 Wartsila Oyj (B Shares) 14,282
95,298 Xylem, Inc 12,868
74,700 Yaskawa Electric Corp 2,615
TOTAL CAPITAL GOODS 1,104,614
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
298,157 Automatic Data Processing, Inc 82,509
1,300,548 Brambles Ltd 17,071
11,087 Broadridge Financial Solutions, Inc 2,384
339,289 Bureau Veritas S.A. 11,256
653,474 Computershare Ltd 11,392
1,108,592 (h) Copart, Inc 58,090
164,828 Dai Nippon Printing Co Ltd 2,943
76,715 Paychex, Inc 10,294
37,666 (e) Randstad Holdings NV 1,871
515,200 Recruit Holdings Co Ltd 31,300
663,006 RELX plc 31,305
151,942 Secom Co Ltd 5,620

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
84,958 SGS S.A. $ 9,487
1,371 TransUnion 144
1,081 Veralto Corp 121
119,694 Verisk Analytics, Inc 32,073
78,323 Wolters Kluwer NV 13,211
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 321,071
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
111 (h) Autozone, Inc 350
569 (e) Bath & Body Works, Inc 18
184 (h) Burlington Stores, Inc 48
899 (h) Carmax, Inc 69
29,575 Dieteren S.A. 6,262
55,900 Don Quijote Co Ltd 1,452
3,078 Dufry Group 130
731,039 eBay, Inc 47,598
71,000 Fast Retailing Co Ltd 23,558
576 Ferguson Enterprises, Inc 114
679 Genuine Parts Co 95
14,880 (e) Hennes & Mauritz AB (B Shares) 253
351,247 Home Depot, Inc 142,325
463,276 Industria de Diseno Textil S.A. 27,438
186,825 Kingfisher plc 806
4,907 LKQ Corp 196
197,994 Lowe's Cos, Inc 53,627
342 (h) Mercadolibre, Inc 702
20,360 (e) Pool Corp 7,672
603,421 Prosus NV 26,371
948,900 (h) Rakuten, Inc 6,123
751,410 TJX Cos, Inc 88,321
968 Tractor Supply Co 282
30 (h) Ulta Beauty, Inc 12
483,740 Wesfarmers Ltd 23,491
1,624 Williams-Sonoma, Inc 252
140,136 (d),(h) Zalando SE 4,632
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 462,197
CONSUMER DURABLES & APPAREL - 0.8%
76,568 Adidas-Salomon AG. 20,289
410,649 Barratt Developments plc 2,635
55,851 Berkeley Group Holdings plc 3,533
24,432 (h) Deckers Outdoor Corp 3,896
105,843 DR Horton, Inc 20,192
11,767 Hermes International 28,974
43,718 Kering 12,584
520 (h) Lululemon Athletica, Inc 141
180,081 Moncler S.p.A 11,449
10 (h) NVR, Inc 98
1,811,300 Panasonic Corp 15,912
86,749 Persimmon plc 1,909
714 Pulte Homes, Inc 102
171,800 Sekisui House Ltd 4,770
1,985,500 Sony Corp 38,573
1,300,420 Taylor Wimpey plc 2,861
TOTAL CONSUMER DURABLES & APPAREL 167,918
CONSUMER SERVICES - 1.7%
264,769 Amadeus IT Holding S.A. 19,175
21,747 Booking Holdings, Inc 91,601
746,069 Compass Group plc 23,919
1,856 Darden Restaurants, Inc 305
521 Domino's Pizza, Inc 224
4,038 (h) DoorDash, Inc 576
351,696 McDonald's Corp 107,095
631,300 Oriental Land Co Ltd 16,330

Social Choice

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
745,735 Pearson plc $ 10,138
119,468 Sodexho Alliance S.A. 9,794
630,512 Starbucks Corp 61,468
210,481 Whitbread plc 8,836
119,624 Yum! Brands, Inc 16,713
TOTAL CONSUMER SERVICES 366,174
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
226,600 Aeon Co Ltd 6,155
772,891 Carrefour S.A. 13,179
1,062,736 Coles Group Ltd 13,249
170,843 (h) Dollar Tree, Inc 12,014
2,092,292 J Sainsbury plc 8,280
47,314 (e) Kesko Oyj (B Shares) 1,009
475,907 Koninklijke Ahold Delhaize NV 16,438
605,289 Kroger Co 34,683
302,631 Target Corp 47,168
4,142,270 Tesco plc 19,888
13,303 Walgreens Boots Alliance, Inc 119
772,902 Woolworths Ltd 17,761
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 189,943
ENERGY - 1.0%
1,810,438 Baker Hughes Co 65,447
7,393 Cheniere Energy, Inc 1,330
582,389 (e) Neste Oil Oyj 11,315
804,008 ONEOK, Inc 73,269
465,754 Targa Resources Corp 68,936
TOTAL ENERGY 220,297
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
216,354 American Tower Corp 50,315
817 Boston Properties, Inc 66
1,190 Crown Castle, Inc 141
79,229 Equinix, Inc 70,326
63,130 Fonciere Des Regions 3,842
57,469 Gecina S.A. 6,617
881,820 Goodman Group 22,494
5,299 GPT Group 18
209,337 Iron Mountain, Inc 24,876
289,491 Klepierre 9,485
584,939 Prologis, Inc 73,866
32 SBA Communications Corp 8
421,550 Segro plc 4,941
6,604 Stockland Trust Group 24
158,860 Unibail-Rodamco-Westfield 13,913
344,921 Welltower, Inc 44,160
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 325,092
FINANCIAL SERVICES - 4.7%
504,944 3i Group plc 22,368
2,554 Ally Financial, Inc 91
347,494 American Express Co 94,240
123,385 Ameriprise Financial, Inc 57,968
6,128 Annaly Capital Management, Inc 123
12,428 Australian Stock Exchange Ltd 548
495,685 Bank of New York Mellon Corp 35,620
1,700,300 (e) Daiwa Securities Group, Inc 12,060
97,996 Deutsche Boerse AG. 23,006
14,172 Discover Financial Services 1,988
56,425 Eurazeo 4,642
151 Factset Research Systems, Inc 70
20,244 Fidelity National Information Services, Inc 1,695
183,683 Goldman Sachs Group, Inc 90,943
440,046 Hong Kong Exchanges and Clearing Ltd 17,976
196,084 London Stock Exchange Group plc 26,846

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
260 MarketAxess Holdings, Inc $ 67
288,890 Mastercard, Inc (Class A) 142,654
160,263 Moody's Corp 76,059
827,247 Morgan Stanley 86,232
167,364 Nasdaq Stock Market, Inc 12,219
2,439,700 (h) Nomura Holdings, Inc 12,733
1,142 Northern Trust Corp 103
703,400 ORIX Corp 16,459
277,011 (h) PayPal Holdings, Inc 21,615
185,513 S&P Global, Inc 95,840
652,700 Schroders plc 3,058
1,437 Synchrony Financial 72
1,098,390 UBS Group AG 33,989
531,920 Visa, Inc (Class A) 146,251
TOTAL FINANCIAL SERVICES 1,037,535
FOOD, BEVERAGE & TOBACCO - 2.4%
356,363 Ajinomoto Co, Inc 13,792
292,892 Archer-Daniels-Midland Co 17,497
414,105 Associated British Foods plc 12,942
2,088 Barry Callebaut AG. 3,866
1,758 Bunge Global S.A. 170
3,095 Campbell Soup Co 151
1,625,002 Coca-Cola Co 116,773
193,458 (h) Coca-Cola Europacific Partners plc 15,235
296,175 Coca-Cola HBC AG. 10,559
1,330 ConAgra Brands, Inc 43
310,439 Danone 22,612
536,927 General Mills, Inc 39,652
5,201 Hormel Foods Corp 165
3,495 Kellogg Co 282
152,026 Kerry Group plc (Class A) 15,754
285,667 Keurig Dr Pepper, Inc 10,707
586,300 Kikkoman Corp 6,670
1,135,042 Kraft Heinz Co 39,851
1,759 Lamb Weston Holdings, Inc 114
2,818 McCormick & Co, Inc 232
640,665 Mowi ASA 11,509
696,350 Nestle S.A. 69,978
945,310 Orkla ASA 8,916
604,648 PepsiCo, Inc 102,820
2,590,214 Wilmar International Ltd 6,718
TOTAL FOOD, BEVERAGE & TOBACCO 527,008
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
206,100 Alcon, Inc 20,626
53,804 AmerisourceBergen Corp 12,110
155,988 Amplifon S.p.A. 4,489
75,171 Cigna Group 26,042
28,275 Cochlear Ltd 5,502
54,834 Coloplast A.S. 7,147
214,292 (h) Cooper Cos, Inc 23,645
188 (h) DaVita, Inc 31
440,459 (h) Edwards Lifesciences Corp 29,066
102,889 Elevance Health, Inc 53,502
41,611 Essilor International S.A. 9,859
142,811 HCA, Inc 58,043
529 (h) Henry Schein, Inc 39
4,376 (h) Hologic, Inc 356
149,500 (h) Hoya Corp 20,706
81,712 (h) IDEXX Laboratories, Inc 41,282
372 (h) Insulet Corp 87
1,211 Labcorp Holdings, Inc 271
131,388 McKesson Corp 64,961

Social Choice

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
116 (h) Molina Healthcare, Inc $ 40
1,177 Quest Diagnostics, Inc 183
158,670 Ramsay Health Care Ltd 4,554
4,555 (h) Solventum Corp 318
212,936 Sonic Healthcare Ltd 4,005
70,276 STERIS plc 17,045
460 Teleflex, Inc 114
451,572 Terumo Corp 8,555
280,393 UnitedHealth Group, Inc 163,940
3,897 Zimmer Biomet Holdings, Inc 421
TOTAL HEALTH CARE EQUIPMENT & SERVICES 576,939
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,111 Church & Dwight Co, Inc 221
589 Clorox Co 96
526,935 Colgate-Palmolive Co 54,701
310,016 Essity AB 9,674
110,449 Henkel KGaA 9,389
145,039 Henkel KGaA (Preference) 13,634
1,125 Kimberly-Clark Corp 160
78,678 L'Oreal S.A. 35,290
810,829 Procter & Gamble Co 140,436
313,634 Reckitt Benckiser Group plc 19,189
2,100 Uni-Charm Corp 76
737,509 Unilever plc 47,815
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 330,681
INSURANCE - 3.2%
1,953,460 Aegon NV 12,547
3,909,400 AIA Group Ltd 34,140
127,596 Allianz AG. 41,969
654,166 Assicurazioni Generali S.p.A. 18,933
147 Assurant, Inc 29
2,288,950 Aviva plc 14,825
701,635 AXA S.A. 27,011
275,319 Gjensidige Forsikring ASA 5,150
202,515 Hartford Financial Services Group, Inc 23,818
2,145,594 Insurance Australia Group Ltd 10,904
5,050,483 Legal & General Group plc 15,307
368,668 Marsh & McLennan Cos, Inc 82,246
758,700 Mitsui Sumitomo Insurance Group Holdings, Inc 17,833
50,585 Muenchener Rueckver AG. 27,874
276,839 NN Group NV 13,813
367,635 Progressive Corp 93,291
508,445 Prudential Financial, Inc 61,573
1,286,407 QBE Insurance Group Ltd 14,689
223,877 Sampo Oyj 10,442
674,000 Sompo Holdings, Inc 15,192
1,213,970 Suncorp-Metway Ltd 15,159
20,749 Swiss Life Holding 17,362
151,928 Swiss Re AG. 21,024
431,100 T&D Holdings, Inc 7,601
688,600 Tokio Marine Holdings, Inc 25,392
231,514 Travelers Cos, Inc 54,202
52,915 Zurich Insurance Group AG 31,969
TOTAL INSURANCE 714,295
MATERIALS - 2.4%
121,045 Akzo Nobel NV 8,551
4,235 Amcor plc 48
505,330 Antofagasta plc 13,621
480,800 Asahi Kasei Corp 3,645
136,637 Avery Dennison Corp 30,164
407,689 Ball Corp 27,686
376,513 Boliden AB 12,778

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
186,796 Clariant AG. $ 2,831
62,682 Croda International plc 3,542
122,871 DSM-Firmenich AG. 16,957
289,702 Ecolab, Inc 73,970
251,488 Endeavour Mining plc 5,952
314,096 Evonik Industries AG. 7,353
1,233,471 Fortescue Metals Group Ltd 17,398
4,386 Givaudan S.A. 24,064
702 International Flavors & Fragrances, Inc 74
1,576 International Paper Co 77
149,926 (h) James Hardie Industries plc 5,958
485,774 LyondellBasell Industries NV 46,586
241,823 (e) Mineral Resources Ltd 8,622
39,402 (e) Mitsui Chemicals, Inc 1,052
1,408,807 Newmont Goldcorp Corp 75,301
644,100 Nippon Paint Co Ltd 4,905
448,500 Nitto Denko Corp 7,547
96,087 Novozymes A.S. 6,918
3,935,661 (e) Pilbara Minerals Ltd 8,852
653 PPG Industries, Inc 86
663,700 Shin-Etsu Chemical Co Ltd 27,736
74,729 (e) SIG Group AG. 1,666
71,862 Sika AG. 23,820
219,600 Smurfit WestRock plc 10,853
62,571 Steel Dynamics, Inc 7,889
234,557 Stora Enso Oyj (R Shares) 3,001
340,300 Sumitomo Metal Mining Co Ltd 10,213
193,695 Svenska Cellulosa AB (B Shares) 2,824
1,875,000 Toray Industries, Inc 11,073
425,713 UPM-Kymmene Oyj 14,250
TOTAL MATERIALS 527,863
MEDIA & ENTERTAINMENT - 2.6%
28,156 (d) Auto Trader Group plc 327
893 (h) Charter Communications, Inc 289
2,243,172 Comcast Corp (Class A) 93,697
436,185 Electronic Arts, Inc 62,566
315,007 (e) Fox Corp (Class A) 13,334
360,246 Fox Corp (Class B) 13,978
1,217,478 Informa plc 13,389
2,183 Interpublic Group of Cos, Inc 69
3,576 (h) Liberty Media Corp-Liberty Formula One (Class C) 277
172,885 (h) NetFlix, Inc 122,622
1,170,595 News Corp (Class A) 31,173
444,600 Nintendo Co Ltd 23,765
11,617 Omnicom Group, Inc 1,201
7,359 Paramount Global (Class B) 78
152,898 Publicis Groupe S.A. 16,733
61,140 (e) REA Group Ltd 8,461
1,216 (h) Roku, Inc 91
11,053 (e) Seek Ltd 189
31,164 (h) Snap, Inc 334
353,799 (h) Take-Two Interactive Software, Inc 54,382
510,595 (e) Universal Music Group NV 13,358
946,866 Walt Disney Co 91,079
18,642 (h) Warner Bros Discovery, Inc 154
1,340,772 WPP plc 13,734
2,525,425 Z Holdings Corp 7,361
TOTAL MEDIA & ENTERTAINMENT 582,641
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
145,826 (e) Agilent Technologies, Inc 21,652
286,897 Amgen, Inc 92,441
840,326 Astellas Pharma, Inc 9,712

Social Choice

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
6,777 (e),(h) Avantor, Inc $ 175
397 (h) Biogen, Inc 77
13,109 Bristol-Myers Squibb Co 678
680,047 Daiichi Sankyo Co Ltd 22,464
346,188 Danaher Corp 96,247
153,800 Eisai Co Ltd 5,733
221,792 Eli Lilly & Co 196,494
42,036 (h) Genmab AS 10,191
16,017 Gilead Sciences, Inc 1,343
1,438,527 GSK plc 29,290
94,275 (h) IQVIA Holdings, Inc 22,340
276,100 Kyowa Hakko Kogyo Co Ltd 4,872
33,781 Lonza Group AG. 21,437
90,068 Merck KGaA 15,900
4,632 (h) Mettler-Toledo International, Inc 6,947
542,490 Novartis AG. 62,464
807,919 Novo Nordisk A.S. 95,828
274,800 Ono Pharmaceutical Co Ltd 3,689
76,609 (h) Regeneron Pharmaceuticals, Inc 80,534
18,059 Sartorius AG. 5,078
327,600 Shionogi & Co Ltd 4,696
4,390 (h) Waters Corp 1,580
34,456 West Pharmaceutical Services, Inc 10,342
362,385 Zoetis, Inc 70,803
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 893,007
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
3,519,873 Capitaland Investment Ltd 8,510
318,846 (h) CBRE Group, Inc 39,690
509,400 Daiwa House Industry Co Ltd 16,034
66,409 LEG Immobilien SE 6,953
875,072 Mitsubishi Estate Co Ltd 13,821
1,651,251 Mitsui Fudosan Co Ltd 15,560
4,386,000 Sino Land Co 4,790
581,000 Swire Pacific Ltd (Class A) 4,954
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 110,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
328,500 Advantest Corp 15,450
458,785 Applied Materials, Inc 92,697
101,390 ASML Holding NV 84,342
268,811 (h) First Solar, Inc 67,052
2,673,086 Intel Corp 62,711
96,324 Lam Research Corp 78,608
12,506 Marvell Technology, Inc 902
5,214,565 Nvidia Corp 633,257
292,403 NXP Semiconductors NV 70,180
944,344 Renesas Electronics Corp 13,705
481,976 Texas Instruments, Inc 99,562
155,900 Tokyo Electron Ltd 27,802
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,246,268
SOFTWARE & SERVICES - 7.3%
200,454 (h) Adobe, Inc 103,791
85,168 (h) Ansys, Inc 27,137
252,065 (h) Autodesk, Inc 69,439
225,058 (h) Cadence Design Systems, Inc 60,997
381 (e),(h) Ceridian HCM Holding, Inc 23
385,334 Dassault Systemes SE 15,306
1,020,300 Fujitsu Ltd 20,977
724 (h) HubSpot, Inc 385
469,644 International Business Machines Corp 103,829
148,924 Intuit, Inc 92,482
1,561,718 Microsoft Corp 672,007
186,381 NEC Corp 17,998

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
221,400 Nomura Research Institute Ltd $ 8,217
292,981 (h) PTC, Inc 52,930
419,009 Salesforce, Inc 114,687
291,204 SAP AG. 66,608
108,413 (h) ServiceNow, Inc 96,963
135,651 (h) Synopsys, Inc 68,692
149,253 WiseTech Global Ltd 14,134
2,113 (h) Workday, Inc 516
93,008 (h) Xero Ltd 9,614
TOTAL SOFTWARE & SERVICES 1,616,732
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
154,700 (e) Brother Industries Ltd 3,034
696,600 FUJIFILM Holdings Corp 18,033
3,405,154 Hewlett Packard Enterprise Co 69,670
1,881,807 HP, Inc 67,500
155,000 (e) Ibiden Co Ltd 4,791
407,533 (h) Keysight Technologies, Inc 64,769
701,255 (e) Ricoh Co Ltd 7,610
171,900 Seiko Epson Corp 3,180
655 Shimadzu Corp 22
1,256,295 TDK Corp 16,048
747,957 (h) Trimble Inc 46,441
161,032 Yokogawa Electric Corp 4,126
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 305,224
TELECOMMUNICATION SERVICES - 1.1%
7,700,311 (e) BT Group plc 15,263
404,596 (d) Cellnex Telecom S.A. 16,403
82,257 Elisa Oyj (Series A) 4,361
681,332 KDDI Corp 21,828
546,726 Koninklijke KPN NV 2,233
15,016,000 SoftBank Corp 19,605
5,300 Softbank Group Corp 314
19,032 Swisscom AG. 12,438
157,173 Tele2 AB (B Shares) 1,778
1,387,674 Telecom Corp of New Zealand Ltd 2,671
866,141 Telenor ASA 11,080
1,838,782 TeliaSonera AB 5,946
5,505,365 Telstra Corp Ltd 14,735
2,230,051 Verizon Communications, Inc 100,152
17,096,895 Vodafone Group plc 17,134
TOTAL TELECOMMUNICATION SERVICES 245,941
TRANSPORTATION - 1.1%
1,420,488 Auckland International Airport Ltd 6,741
363 CH Robinson Worldwide, Inc 40
1,671,151 CSX Corp 57,705
799,000 East Japan Railway Co 15,857
14,139 Expeditors International Washington, Inc 1,858
2,786,137 (h) Grab Holdings Ltd 10,587
249,200 Hankyu Hanshin Holdings, Inc 7,698
1,288 JB Hunt Transport Services, Inc 222
43,571 Kuehne & Nagel International AG. 11,904
2,224,364 MTR Corp 8,315
184,887 Old Dominion Freight Line 36,726
100,000 SG Holdings Co Ltd 1,073
2,052,882 Transurban Group 18,548
505,592 United Parcel Service, Inc (Class B) 68,933
343,200 West Japan Railway Co 6,518
TOTAL TRANSPORTATION 252,725
UTILITIES - 0.9%
143,421 American Water Works Co, Inc 20,974
652,977 Consolidated Edison, Inc 67,994
4,761 Essential Utilities, Inc 184

Social Choice

Portfolio of Investments September 30, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
5,834 Eversource Energy $ 397
466,264 Exelon Corp 18,907
2,257,477 Iberdrola S.A. 34,899
382,686 Mercury NZ Ltd 1,572
905,329 Meridian Energy Ltd 3,413
1,947,998 National Grid plc 26,927
218,532 Orsted AS 14,474
72,527 Redeia Corp S.A. 1,410
TOTAL UTILITIES 191,151
TOTAL COMMON STOCKS
(Cost $9,871,161) 13,176,035
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 Brookfield Property Partners LP 6,357
681,850 Brookfield Property Partners LP 10,091
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,448
UTILITIES - 0.0%
490,000 (e) Brookfield Infrastructure Partners LP 9,702
308,000 Brookfield Renewable Partners LP 6,360
TOTAL UTILITIES 16,062
TOTAL PREFERRED STOCKS
(Cost $46,746) 32,510
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
TOTAL LONG-TERM INVESTMENTS
(Cost $18,842,947) 21,932,403
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 145,000 Federal National Mortgage Association (FNMA) 0 .000% 10/23/24 145
TOTAL GOVERNMENT AGENCY DEBT 145
REPURCHASE AGREEMENT - 0.4%
82,200,000 (i) Bank of New York Mellon 4 .860 10/01/24 82,200
TOTAL REPURCHASE AGREEMENT 82,200
TREASURY DEBT - 0.1%
430,000 United States Treasury Bill 0 .000 10/15/24 429
15,000,000 United States Treasury Bill 0 .000 10/29/24 14,945
5,000,000 United States Treasury Bill 0 .000 11/26/24 4,963
TOTAL TREASURY DEBT 20,337
TOTAL SHORT-TERM INVESTMENTS
(Cost $102,683) 102,682
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
83,266,892 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (k) 83,267
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $83,267) 83,267
TOTAL INVESTMENTS - 100.0%
(Cost $19,028,897) 22,118,352
OTHER ASSETS & LIABILITIES, NET - 0.0% 2,511
NET ASSETS - 100.0% $22,120,863

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^
Amount represents less than $1,000.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,978,750,438 or 8.9% of Total Investments.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $169,501,829.
(f)
Perpetual security
(g)
When-issued or delayed delivery security.
(h)
Non-income producing
(i) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $82,644,994 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 1.625%–3.750% and maturity dates 8/31/26–5/15/31, valued at $83,844,007.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 7,055 EUR 6,464 Morgan Stanley Capital Services 10/15/24  $ (145)
EUR Euro

Portfolio of Investments
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Accounts' investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Government bonds $— $206 $— $206
Common stocks 89,922,064 39,137,249 27,598 129,086,911
Rights/Warrants — 210 145 355
Investment companies 510,767 — — 510,767
Short-Term Investments
:
Government agency debt — 50,953 — 50,953
Repurchase agreement — 312,250 — 312,250
Treasury debt — 279,349 — 279,349
Investments purchased with collateral from securities lending:
Certificate of deposit — 131,704 — 131,704
Commercial paper — 73,101 — 73,101
Repurchase agreement — 600,146 — 600,146
Variable rate securities — 50,505 — 50,505
Investments in Derivatives
:
Futures contracts* 7,417 — — 7,417
Total $90,440,248 $40,635,673 $27,743 $131,103,664

Account Level 1 Level 2 Level 3 Total
Global Equities
Long-Term Investments
:
Common stocks $21,415,970 $8,518,219 $773 $29,934,962
Rights/Warrants — 1 — 1
Investment companies 35,585 — — 35,585
Short-Term Investments
:
Government agency debt — 27,263 — 27,263
Repurchase agreement — 149,700 — 149,700
Treasury debt — 203,764 — 203,764
Investments purchased with collateral from securities lending:
Certificate of deposit — 8,704 — 8,704
Commercial paper — 7,285 — 7,285
Repurchase agreement — 71,000 — 71,000
Variable rate securities — 7,011 — 7,011
Investments in Derivatives
:
Futures contracts* 5,026 — — 5,026
Total $21,456,581 $8,992,947 $773 $30,450,301
Growth
Long-Term Investments
:
Common stocks $38,376,359 $1,290,596 $— $39,666,955
Investment companies 240,069 — — 240,069
Short-Term Investments
:
Government agency debt — 812 — 812
Repurchase agreement — 36,900 — 36,900
Treasury debt — 24,890 — 24,890
Investments purchased with collateral from securities lending 124 — — 124
Total $38,616,552 $1,353,198 $— $39,969,750
Equity Index
Long-Term Investments
:
Common stocks $25,613,607 $— $110 $25,613,717
Rights/Warrants — — 3 3
Short-Term Investments
:
Government agency debt — 160 — 160
Repurchase agreement — 56,300 — 56,300
Treasury debt — 45,758 — 45,758
Investments purchased with collateral from securities lending 130,823 — — 130,823
Investments in Derivatives
:
Futures contracts* 1,414 — — 1,414
Total $25,745,844 $102,218 $113 $25,848,175
Core Bond
Long-Term Investments
:
Bank loan obligations $— $25,070 $— $25,070
Corporate bonds — 3,419,725 — 3,419,725
Government bonds — 5,650,850 — 5,650,850
Structured assets — 1,726,598 11,233 1,737,831
Preferred stocks 4,624 — — 4,624
Short-Term Investments
:
Commercial paper — 3,908 — 3,908
Government agency debt — 10,136 — 10,136
Repurchase agreement — 140,000 — 140,000
Treasury debt — 242,829 — 242,829
Investments purchased with collateral from securities lending 35,645 — — 35,645
Investments in Derivatives
:
Futures contracts* 1,267 — — 1,267
Forward foreign currency contracts* — (6,677) — (6,677)
Credit default swap contracts* — (278) — (278)
Total $41,536 $11,212,161 $11,233 $11,264,930

Portfolio of Investments
(continued)

Account Level 1 Level 2 Level 3 Total
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $20,786 $— $20,786
Corporate bonds — 177,654 — 177,654
Government bonds — 6,630,349 — 6,630,349
Structured assets — 278,041 2,663 280,704
Investment companies 9,995 — — 9,995
Short-Term Investments
:
Repurchase agreement — 114,800 — 114,800
Investments in Derivatives
:
Futures contracts* 658 — — 658
Total $10,653 $7,221,630 $2,663 $7,234,946
Social Choice
Long-Term Investments
:
Bank loan obligations $— $35,047 $— $35,047
Corporate bonds — 2,369,048 — 2,369,048
Government bonds — 5,488,016 1 5,488,017
Structured assets — 830,462 1,283 831,745
Common stocks 9,264,708 3,911,327 — 13,176,035
Preferred stocks 32,510 — — 32,510
Rights/Warrants — — 1 1
Short-Term Investments
:
Government agency debt — 145 — 145
Repurchase agreement — 82,200 — 82,200
Treasury debt — 20,337 — 20,337
Investments purchased with collateral from securities lending 83,267 — — 83,267
Investments in Derivatives
:
Forward foreign currency contracts* — (145) — (145)
Total $9,380,485 $12,736,437 $1,285 $22,118,207
* Represents net unrealized appreciation (depreciation).
A10944-D (11/24)